UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Floating-Rate & High Income Fund

Advisers Class EAFHX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$53	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$783,784,251
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,106
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Value	Value
Short-Term Investments	1.1%
Common Stocks	1.3%
Other Net AssetsFootnote Reference*	2.2%
Asset-Backed Securities	3.1%
Corporate Bonds	18.2%
Senior Floating-Rate LoansFootnote Reference‡	74.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.5%
CCC or Lower	7.3%
B	56.6%
BB	25.9%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EAFHX-TSR-SAR

Eaton Vance Floating-Rate & High Income Fund

Class A EVFHX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$783,784,251
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,106
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Value	Value
Short-Term Investments	1.1%
Common Stocks	1.3%
Other Net AssetsFootnote Reference*	2.2%
Asset-Backed Securities	3.1%
Corporate Bonds	18.2%
Senior Floating-Rate LoansFootnote Reference‡	74.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.5%
CCC or Lower	7.3%
B	56.6%
BB	25.9%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EVFHX-TSR-SAR

Eaton Vance Floating-Rate & High Income Fund

Class C ECFHX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$783,784,251
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,106
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Value	Value
Short-Term Investments	1.1%
Common Stocks	1.3%
Other Net AssetsFootnote Reference*	2.2%
Asset-Backed Securities	3.1%
Corporate Bonds	18.2%
Senior Floating-Rate LoansFootnote Reference‡	74.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.5%
CCC or Lower	7.3%
B	56.6%
BB	25.9%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECFHX-TSR-SAR

Eaton Vance Floating-Rate & High Income Fund

Class I EIFHX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$783,784,251
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,106
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Value	Value
Short-Term Investments	1.1%
Common Stocks	1.3%
Other Net AssetsFootnote Reference*	2.2%
Asset-Backed Securities	3.1%
Corporate Bonds	18.2%
Senior Floating-Rate LoansFootnote Reference‡	74.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.5%
CCC or Lower	7.3%
B	56.6%
BB	25.9%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EIFHX-TSR-SAR

Eaton Vance Floating-Rate & High Income Fund

Class R6 ESFHX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$783,784,251
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,106
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, affiliated investment companies in which the Fund invests substantially all of its assets.

Asset Allocation (% of net assets)

Value	Value
Short-Term Investments	1.1%
Common Stocks	1.3%
Other Net AssetsFootnote Reference*	2.2%
Asset-Backed Securities	3.1%
Corporate Bonds	18.2%
Senior Floating-Rate LoansFootnote Reference‡	74.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.5%
CCC or Lower	7.3%
B	56.6%
BB	25.9%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ESFHX-TSR-SAR

Eaton Vance Floating-Rate Fund

Advisers Class EABLX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$53	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$4,190,985,653
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	625
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.9%
Common Stocks	1.4%
Asset-Backed Securities	3.2%
Corporate Bonds	7.7%
Senior Floating-Rate Loans	86.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
CCC or Lower	6.6%
B	59.2%
BB	23.2%
BBB	6.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EABLX-TSR-SAR

Eaton Vance Floating-Rate Fund

Class A EVBLX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$4,190,985,653
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	625
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.9%
Common Stocks	1.4%
Asset-Backed Securities	3.2%
Corporate Bonds	7.7%
Senior Floating-Rate Loans	86.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
CCC or Lower	6.6%
B	59.2%
BB	23.2%
BBB	6.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EVBLX-TSR-SAR

Eaton Vance Floating-Rate Fund

Class C ECBLX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$4,190,985,653
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	625
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.9%
Common Stocks	1.4%
Asset-Backed Securities	3.2%
Corporate Bonds	7.7%
Senior Floating-Rate Loans	86.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
CCC or Lower	6.6%
B	59.2%
BB	23.2%
BBB	6.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECBLX-TSR-SAR

Eaton Vance Floating-Rate Fund

Class I EIBLX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$4,190,985,653
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	625
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.9%
Common Stocks	1.4%
Asset-Backed Securities	3.2%
Corporate Bonds	7.7%
Senior Floating-Rate Loans	86.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
CCC or Lower	6.6%
B	59.2%
BB	23.2%
BBB	6.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EIBLX-TSR-SAR

Eaton Vance Floating-Rate Fund

Class R6 ESBLX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$4,190,985,653
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	625
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Eaton Vance Floating Rate Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.9%
Common Stocks	1.4%
Asset-Backed Securities	3.2%
Corporate Bonds	7.7%
Senior Floating-Rate Loans	86.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
CCC or Lower	6.6%
B	59.2%
BB	23.2%
BBB	6.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ESBLX-TSR-SAR

Eaton Vance Global Macro Absolute Return Fund

Class A EAGMX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	1.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$2,057,357,010
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,148
Portfolio Turnover Rate (for Global Macro Portfolio)	86%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Global Macro Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.4%
Sovereign Loans	2.6%
Foreign Corporate Bonds	4.4%
Common Stocks	4.6%
Short-Term Investments	38.3%
Sovereign Government Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Uzbekistan	3.6%
Egypt	3.0%
India	2.3%
Serbia	2.1%
Australia	2.0%
Iceland	2.0%
Taiwan	2.0%
Other	14.8%
Total Long Exposure	31.8%
Kuwait	(1.9)%
China	(4.1)%
Euro	(5.4)%
Other	(5.7)%
Total Short Exposure	(17.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EAGMX-TSR-SAR

Eaton Vance Global Macro Absolute Return Fund

Class C ECGMX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$125	2.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$2,057,357,010
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,148
Portfolio Turnover Rate (for Global Macro Portfolio)	86%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Global Macro Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.4%
Sovereign Loans	2.6%
Foreign Corporate Bonds	4.4%
Common Stocks	4.6%
Short-Term Investments	38.3%
Sovereign Government Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Uzbekistan	3.6%
Egypt	3.0%
India	2.3%
Serbia	2.1%
Australia	2.0%
Iceland	2.0%
Taiwan	2.0%
Other	14.8%
Total Long Exposure	31.8%
Kuwait	(1.9)%
China	(4.1)%
Euro	(5.4)%
Other	(5.7)%
Total Short Exposure	(17.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECGMX-TSR-SAR

Eaton Vance Global Macro Absolute Return Fund

Class I EIGMX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$2,057,357,010
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,148
Portfolio Turnover Rate (for Global Macro Portfolio)	86%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Global Macro Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.4%
Sovereign Loans	2.6%
Foreign Corporate Bonds	4.4%
Common Stocks	4.6%
Short-Term Investments	38.3%
Sovereign Government Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Uzbekistan	3.6%
Egypt	3.0%
India	2.3%
Serbia	2.1%
Australia	2.0%
Iceland	2.0%
Taiwan	2.0%
Other	14.8%
Total Long Exposure	31.8%
Kuwait	(1.9)%
China	(4.1)%
Euro	(5.4)%
Other	(5.7)%
Total Short Exposure	(17.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EIGMX-TSR-SAR

Eaton Vance Global Macro Absolute Return Fund

Class R ERGMX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$100	1.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$2,057,357,010
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,148
Portfolio Turnover Rate (for Global Macro Portfolio)	86%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Global Macro Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.4%
Sovereign Loans	2.6%
Foreign Corporate Bonds	4.4%
Common Stocks	4.6%
Short-Term Investments	38.3%
Sovereign Government Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Uzbekistan	3.6%
Egypt	3.0%
India	2.3%
Serbia	2.1%
Australia	2.0%
Iceland	2.0%
Taiwan	2.0%
Other	14.8%
Total Long Exposure	31.8%
Kuwait	(1.9)%
China	(4.1)%
Euro	(5.4)%
Other	(5.7)%
Total Short Exposure	(17.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ERGMX-TSR-SAR

Eaton Vance Global Macro Absolute Return Fund

Class R6 EGMSX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$2,057,357,010
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,148
Portfolio Turnover Rate (for Global Macro Portfolio)	86%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Global Macro Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.4%
Sovereign Loans	2.6%
Foreign Corporate Bonds	4.4%
Common Stocks	4.6%
Short-Term Investments	38.3%
Sovereign Government Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Uzbekistan	3.6%
Egypt	3.0%
India	2.3%
Serbia	2.1%
Australia	2.0%
Iceland	2.0%
Taiwan	2.0%
Other	14.8%
Total Long Exposure	31.8%
Kuwait	(1.9)%
China	(4.1)%
Euro	(5.4)%
Other	(5.7)%
Total Short Exposure	(17.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EGMSX-TSR-SAR

Eaton Vance Government Opportunities Fund

Class A EVGOX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	3.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$360,206,030
# of Portfolio Holdings	443
Portfolio Turnover Rate	162%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Collateralized Mortgage Obligations 49.5%
U.S. Government Agency Mortgage-Backed Securities 37.0%
U.S. Department of Agriculture Loans 5.5%
Government National Mortgage Association Participation Agreements 3.6%
Asset-Backed Securities 3.1%
Short-Term Investments 0.7%
Other† 0.6%

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.7%
Asset-Backed Securities	3.1%
Government National Mortgage Association Participation Agreements	3.6%
U.S. Department of Agriculture Loans	5.5%
U.S. Government Agency Mortgage-Backed Securities	37.0%
Collateralized Mortgage Obligations	49.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EVGOX-TSR-SAR

Eaton Vance Government Opportunities Fund

Class C ECGOX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	3.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$360,206,030
# of Portfolio Holdings	443
Portfolio Turnover Rate	162%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.7%
Asset-Backed Securities	3.1%
Government National Mortgage Association Participation Agreements	3.6%
U.S. Department of Agriculture Loans	5.5%
U.S. Government Agency Mortgage-Backed Securities	37.0%
Collateralized Mortgage Obligations	49.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECGOX-TSR-SAR

Eaton Vance Government Opportunities Fund

Class I EIGOX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	2.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$360,206,030
# of Portfolio Holdings	443
Portfolio Turnover Rate	162%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.7%
Asset-Backed Securities	3.1%
Government National Mortgage Association Participation Agreements	3.6%
U.S. Department of Agriculture Loans	5.5%
U.S. Government Agency Mortgage-Backed Securities	37.0%
Collateralized Mortgage Obligations	49.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EIGOX-TSR-SAR

Eaton Vance Government Opportunities Fund

Class R ERGOX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$169	3.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$360,206,030
# of Portfolio Holdings	443
Portfolio Turnover Rate	162%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.7%
Asset-Backed Securities	3.1%
Government National Mortgage Association Participation Agreements	3.6%
U.S. Department of Agriculture Loans	5.5%
U.S. Government Agency Mortgage-Backed Securities	37.0%
Collateralized Mortgage Obligations	49.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ERGOX-TSR-SAR

Eaton Vance High Income Opportunities Fund

Class A ETHIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$1,097,916,455
# of Portfolio Holdings (for High Income Opportunities Portfolio)	481
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of High Income Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.2%
Asset-Backed Securities	2.7%
Short-Term Investments	2.9%
Senior Floating-Rate Loans	7.4%
Corporate Bonds	84.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.9%
CCC or Lower	11.3%
B	40.0%
BB	42.9%
BBB	2.9%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ETHIX-TSR-SAR

Eaton Vance High Income Opportunities Fund

Class C ECHIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$1,097,916,455
# of Portfolio Holdings (for High Income Opportunities Portfolio)	481
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of High Income Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.2%
Asset-Backed Securities	2.7%
Short-Term Investments	2.9%
Senior Floating-Rate Loans	7.4%
Corporate Bonds	84.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.9%
CCC or Lower	11.3%
B	40.0%
BB	42.9%
BBB	2.9%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECHIX-TSR-SAR

Eaton Vance High Income Opportunities Fund

Class I EIHIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$1,097,916,455
# of Portfolio Holdings (for High Income Opportunities Portfolio)	481
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of High Income Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.2%
Asset-Backed Securities	2.7%
Short-Term Investments	2.9%
Senior Floating-Rate Loans	7.4%
Corporate Bonds	84.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.9%
CCC or Lower	11.3%
B	40.0%
BB	42.9%
BBB	2.9%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EIHIX-TSR-SAR

Eaton Vance High Income Opportunities Fund

Class R6 ERHIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$1,097,916,455
# of Portfolio Holdings (for High Income Opportunities Portfolio)	481
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of High Income Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.2%
Asset-Backed Securities	2.7%
Short-Term Investments	2.9%
Senior Floating-Rate Loans	7.4%
Corporate Bonds	84.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.9%
CCC or Lower	11.3%
B	40.0%
BB	42.9%
BBB	2.9%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ERHIX-TSR-SAR

Eaton Vance Short Duration Government Income Fund

Advisers Class EASDX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$45	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,681,952,625
# of Portfolio Holdings	735
Portfolio Turnover Rate	320%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

U.S. Government Agency Mortgage-Backed Securities
47.9%
Collateralized Mortgage Obligations
46.9%
Government National Mortgage Association Participation Agreements
2.3%
U.S. Department of Agriculture Loans
1.3%
Short-Term Investments
0.2%
Other†
1.4%

Value	Value
OtherFootnote Reference†	1.4%
Short-Term Investments	0.2%
U.S. Department of Agriculture Loans	1.3%
Government National Mortgage Association Participation Agreements	2.3%
Collateralized Mortgage Obligations	46.9%
U.S. Government Agency Mortgage-Backed Securities	47.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EASDX-TSR-SAR

Eaton Vance Short Duration Government Income Fund

Class A EALDX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,681,952,625
# of Portfolio Holdings	735
Portfolio Turnover Rate	320%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.4%
Short-Term Investments	0.2%
U.S. Department of Agriculture Loans	1.3%
Government National Mortgage Association Participation Agreements	2.3%
Collateralized Mortgage Obligations	46.9%
U.S. Government Agency Mortgage-Backed Securities	47.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EALDX-TSR-SAR

Eaton Vance Short Duration Government Income Fund

Class C ECLDX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,681,952,625
# of Portfolio Holdings	735
Portfolio Turnover Rate	320%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.4%
Short-Term Investments	0.2%
U.S. Department of Agriculture Loans	1.3%
Government National Mortgage Association Participation Agreements	2.3%
Collateralized Mortgage Obligations	46.9%
U.S. Government Agency Mortgage-Backed Securities	47.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECLDX-TSR-SAR

Eaton Vance Short Duration Government Income Fund

Class I EILDX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,681,952,625
# of Portfolio Holdings	735
Portfolio Turnover Rate	320%

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.4%
Short-Term Investments	0.2%
U.S. Department of Agriculture Loans	1.3%
Government National Mortgage Association Participation Agreements	2.3%
Collateralized Mortgage Obligations	46.9%
U.S. Government Agency Mortgage-Backed Securities	47.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EILDX-TSR-SAR

Eaton Vance Strategic Income Fund

Class A ETSIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$9,328,199,613
# of Portfolio Holdings (for the Fund and Portfolios)	4,421
Portfolio Turnover RateFootnote Reference1	4%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments in the Asset Allocation table are to the Fund's pro rata share of the investments of the Portfolios and to securities held directly by the Fund.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	(10.3%)
Government National Mortgage Association Participation Agreements	1.3%
Exchange-Traded FundsFootnote Reference‡	1.6%
Common StocksFootnote Reference‡	1.7%
Convertible Bonds	1.8%
Commercial Mortgage-Backed Securities	1.9%
Insurance Linked Securities	2.1%
Corporate BondsFootnote Reference‡	3.8%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference†	4.9%
Foreign Corporate Bonds	5.6%
Short-Term Investments	6.0%
Asset-Backed Securities	8.6%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	13.0%
Sovereign Government BondsFootnote Reference‡	20.7%
Collateralized Mortgage Obligations	33.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of securities sold short.
Footnote†	Net of unfunded loan commitments.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.4%
Senior Debt Portfolio	3.8%
Eaton Vance Emerging Markets Debt Opportunities Fund	4.2%
High Income Opportunities Portfolio	4.3%
Global Macro Absolute Return Advantage Portfolio	17.0%
Global Opportunities Portfolio	69.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ETSIX-TSR-SAR

Eaton Vance Strategic Income Fund

Class C ECSIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$121	2.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$9,328,199,613
# of Portfolio Holdings (for the Fund and Portfolios)	4,421
Portfolio Turnover RateFootnote Reference1	4%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments in the Asset Allocation table are to the Fund's pro rata share of the investments of the Portfolios and to securities held directly by the Fund.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	(10.3%)
Government National Mortgage Association Participation Agreements	1.3%
Exchange-Traded FundsFootnote Reference‡	1.6%
Common StocksFootnote Reference‡	1.7%
Convertible Bonds	1.8%
Commercial Mortgage-Backed Securities	1.9%
Insurance Linked Securities	2.1%
Corporate BondsFootnote Reference‡	3.8%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference†	4.9%
Foreign Corporate Bonds	5.6%
Short-Term Investments	6.0%
Asset-Backed Securities	8.6%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	13.0%
Sovereign Government BondsFootnote Reference‡	20.7%
Collateralized Mortgage Obligations	33.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of securities sold short.
Footnote†	Net of unfunded loan commitments.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.4%
Senior Debt Portfolio	3.8%
Eaton Vance Emerging Markets Debt Opportunities Fund	4.2%
High Income Opportunities Portfolio	4.3%
Global Macro Absolute Return Advantage Portfolio	17.0%
Global Opportunities Portfolio	69.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECSIX-TSR-SAR

Eaton Vance Strategic Income Fund

Class I ESIIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	1.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$9,328,199,613
# of Portfolio Holdings (for the Fund and Portfolios)	4,421
Portfolio Turnover RateFootnote Reference1	4%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments in the Asset Allocation table are to the Fund's pro rata share of the investments of the Portfolios and to securities held directly by the Fund.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	(10.3%)
Government National Mortgage Association Participation Agreements	1.3%
Exchange-Traded FundsFootnote Reference‡	1.6%
Common StocksFootnote Reference‡	1.7%
Convertible Bonds	1.8%
Commercial Mortgage-Backed Securities	1.9%
Insurance Linked Securities	2.1%
Corporate BondsFootnote Reference‡	3.8%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference†	4.9%
Foreign Corporate Bonds	5.6%
Short-Term Investments	6.0%
Asset-Backed Securities	8.6%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	13.0%
Sovereign Government BondsFootnote Reference‡	20.7%
Collateralized Mortgage Obligations	33.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of securities sold short.
Footnote†	Net of unfunded loan commitments.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.4%
Senior Debt Portfolio	3.8%
Eaton Vance Emerging Markets Debt Opportunities Fund	4.2%
High Income Opportunities Portfolio	4.3%
Global Macro Absolute Return Advantage Portfolio	17.0%
Global Opportunities Portfolio	69.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ESIIX-TSR-SAR

Eaton Vance Strategic Income Fund

Class R ERSIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$96	1.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$9,328,199,613
# of Portfolio Holdings (for the Fund and Portfolios)	4,421
Portfolio Turnover RateFootnote Reference1	4%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments in the Asset Allocation table are to the Fund's pro rata share of the investments of the Portfolios and to securities held directly by the Fund.

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	(10.3%)
Government National Mortgage Association Participation Agreements	1.3%
Exchange-Traded FundsFootnote Reference‡	1.6%
Common StocksFootnote Reference‡	1.7%
Convertible Bonds	1.8%
Commercial Mortgage-Backed Securities	1.9%
Insurance Linked Securities	2.1%
Corporate BondsFootnote Reference‡	3.8%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference†	4.9%
Foreign Corporate Bonds	5.6%
Short-Term Investments	6.0%
Asset-Backed Securities	8.6%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	13.0%
Sovereign Government BondsFootnote Reference‡	20.7%
Collateralized Mortgage Obligations	33.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of securities sold short.
Footnote†	Net of unfunded loan commitments.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.4%
Senior Debt Portfolio	3.8%
Eaton Vance Emerging Markets Debt Opportunities Fund	4.2%
High Income Opportunities Portfolio	4.3%
Global Macro Absolute Return Advantage Portfolio	17.0%
Global Opportunities Portfolio	69.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ERSIX-TSR-SAR

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Class A EAEAX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$741,107,286
# of Portfolio Holdings	67
Portfolio Turnover RateFootnote Reference1	7%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Tax-Managed Growth Portfolio
38.7%
Tax-Managed Value Portfolio
26.2%
Tax-Managed Multi-Cap Growth Portfolio
16.0%
Tax-Managed Small-Cap Portfolio
9.2%
Affiliated Investment Funds
5.9%
Debt Obligations*
3.6%
Preferred Stocks
0.3%
Short-Term Investments
0.1%

Value	Value
Short-Term Investments	0.1%
Preferred Stocks	0.3%
Debt ObligationsFootnote Reference*	3.6%
Affiliated Investment Funds	5.9%
Tax-Managed Small-Cap Portfolio	9.2%
Tax-Managed Multi-Cap Growth Portfolio	16.0%
Tax-Managed Value Portfolio	26.2%
Tax-Managed Growth Portfolio	38.7%
Footnote	Description
Footnote*	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EAEAX-TSR-SAR

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Class C ECEAX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$741,107,286
# of Portfolio Holdings	67
Portfolio Turnover RateFootnote Reference1	7%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Preferred Stocks	0.3%
Debt ObligationsFootnote Reference*	3.6%
Affiliated Investment Funds	5.9%
Tax-Managed Small-Cap Portfolio	9.2%
Tax-Managed Multi-Cap Growth Portfolio	16.0%
Tax-Managed Value Portfolio	26.2%
Tax-Managed Growth Portfolio	38.7%
Footnote	Description
Footnote*	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECEAX-TSR-SAR

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Class I EIEAX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Key Fund Statistics

Total Net Assets	$741,107,286
# of Portfolio Holdings	67
Portfolio Turnover RateFootnote Reference1	7%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Preferred Stocks	0.3%
Debt ObligationsFootnote Reference*	3.6%
Affiliated Investment Funds	5.9%
Tax-Managed Small-Cap Portfolio	9.2%
Tax-Managed Multi-Cap Growth Portfolio	16.0%
Tax-Managed Value Portfolio	26.2%
Tax-Managed Growth Portfolio	38.7%
Footnote	Description
Footnote*	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EIEAX-TSR-SAR

Eaton Vance Tax-Managed Value Fund

Class A EATVX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$740,893,402
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	71
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Tax-Managed Value Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	3.4%
Communication Services	3.9%
Materials	5.2%
Utilities	5.7%
Energy	5.9%
Information Technology	6.7%
Consumer Staples	7.1%
Consumer Discretionary	7.3%
Health Care	15.8%
Industrials	16.2%
Financials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.6%
Charles Schwab Corp.	3.2%
Home Depot, Inc.	3.1%
Chevron Corp.	2.7%
Sempra	2.6%
PNC Financial Services Group, Inc.	2.4%
Alphabet, Inc., Class A	2.4%
Stryker Corp.	2.3%
Ingersoll Rand, Inc.	2.3%
Micron Technology, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EATVX-TSR-SAR

Eaton Vance Tax-Managed Value Fund

Class C ECTVX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$740,893,402
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	71
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Tax-Managed Value Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	3.4%
Communication Services	3.9%
Materials	5.2%
Utilities	5.7%
Energy	5.9%
Information Technology	6.7%
Consumer Staples	7.1%
Consumer Discretionary	7.3%
Health Care	15.8%
Industrials	16.2%
Financials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.6%
Charles Schwab Corp.	3.2%
Home Depot, Inc.	3.1%
Chevron Corp.	2.7%
Sempra	2.6%
PNC Financial Services Group, Inc.	2.4%
Alphabet, Inc., Class A	2.4%
Stryker Corp.	2.3%
Ingersoll Rand, Inc.	2.3%
Micron Technology, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECTVX-TSR-SAR

Eaton Vance Tax-Managed Value Fund

Class I EITVX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$740,893,402
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	71
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Tax-Managed Value Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	3.4%
Communication Services	3.9%
Materials	5.2%
Utilities	5.7%
Energy	5.9%
Information Technology	6.7%
Consumer Staples	7.1%
Consumer Discretionary	7.3%
Health Care	15.8%
Industrials	16.2%
Financials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.6%
Charles Schwab Corp.	3.2%
Home Depot, Inc.	3.1%
Chevron Corp.	2.7%
Sempra	2.6%
PNC Financial Services Group, Inc.	2.4%
Alphabet, Inc., Class A	2.4%
Stryker Corp.	2.3%
Ingersoll Rand, Inc.	2.3%
Micron Technology, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EITVX-TSR-SAR

Eaton Vance Emerging and Frontier Countries Equity Fund

Class A EACOX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Emerging and Frontier Countries Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Capital Opportunities Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$1,580,450,819
# of Portfolio Holdings (for Global Macro Capital Opportunities Portfolio)	516
Portfolio Turnover Rate (for Global Macro Capital Opportunities Portfolio)	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Reference to the Fund's investments are the Fund's pro rata share of the investments of Global Macro Capital Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Country Allocation (% of total investments)

Value	Value
Other	23.8%
Chile	3.9%
Taiwan	4.1%
Saudi Arabia	4.2%
South Korea	4.8%
United Arab Emirates	6.2%
Poland	8.6%
Vietnam	8.6%
India	9.9%
United States	11.8%
Greece	14.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of Cyprus Holdings PLC	2.8%
National Bank of Greece SA	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Eurobank Ergasias Services & Holdings SA, Class A	1.9%
National Bank of Kuwait SAKP	1.6%
Piraeus Financial Holdings SA	1.5%
Alpha Services & Holdings SA	1.5%
Kuwait Finance House KSCP	1.4%
Samsung Electronics Co. Ltd.	1.4%
Nova Ljubljanska Banka DD GDR	1.4%
Total	18.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EACOX-TSR-SAR

Eaton Vance Emerging and Frontier Countries Equity Fund

Class I EICOX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Emerging and Frontier Countries Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Capital Opportunities Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$1,580,450,819
# of Portfolio Holdings (for Global Macro Capital Opportunities Portfolio)	516
Portfolio Turnover Rate (for Global Macro Capital Opportunities Portfolio)	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Reference to the Fund's investments are the Fund's pro rata share of the investments of Global Macro Capital Opportunities Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Country Allocation (% of total investments)

Value	Value
Other	23.8%
Chile	3.9%
Taiwan	4.1%
Saudi Arabia	4.2%
South Korea	4.8%
United Arab Emirates	6.2%
Poland	8.6%
Vietnam	8.6%
India	9.9%
United States	11.8%
Greece	14.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of Cyprus Holdings PLC	2.8%
National Bank of Greece SA	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Eurobank Ergasias Services & Holdings SA, Class A	1.9%
National Bank of Kuwait SAKP	1.6%
Piraeus Financial Holdings SA	1.5%
Alpha Services & Holdings SA	1.5%
Kuwait Finance House KSCP	1.4%
Samsung Electronics Co. Ltd.	1.4%
Nova Ljubljanska Banka DD GDR	1.4%
Total	18.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EICOX-TSR-SAR

Eaton Vance Emerging Markets Local Income Fund

Class A EEIAX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$869,591,069
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	854
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	33%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Emerging Markets Local Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Loan Participation Notes	1.3%
Foreign Corporate Bonds	5.2%
Short-Term Investments	27.3%
Sovereign Government Bonds	66.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	13.4%
Mexico	11.1%
Indonesia	9.3%
Thailand	8.1%
Malaysia	7.1%
Poland	6.7%
South Africa	6.6%
Brazil	6.2%
Czech Republic	4.8%
Uzbekistan	4.6%
Other	43.9%
Total Long Exposure	121.8%
Euro	(4.3)%
Total Short Exposure	(4.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EEIAX-TSR-SAR

Eaton Vance Emerging Markets Local Income Fund

Class C EEICX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$869,591,069
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	854
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	33%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Emerging Markets Local Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Loan Participation Notes	1.3%
Foreign Corporate Bonds	5.2%
Short-Term Investments	27.3%
Sovereign Government Bonds	66.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	13.4%
Mexico	11.1%
Indonesia	9.3%
Thailand	8.1%
Malaysia	7.1%
Poland	6.7%
South Africa	6.6%
Brazil	6.2%
Czech Republic	4.8%
Uzbekistan	4.6%
Other	43.9%
Total Long Exposure	121.8%
Euro	(4.3)%
Total Short Exposure	(4.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EEICX-TSR-SAR

Eaton Vance Emerging Markets Local Income Fund

Class I EEIIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$869,591,069
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	854
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	33%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Emerging Markets Local Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Loan Participation Notes	1.3%
Foreign Corporate Bonds	5.2%
Short-Term Investments	27.3%
Sovereign Government Bonds	66.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	13.4%
Mexico	11.1%
Indonesia	9.3%
Thailand	8.1%
Malaysia	7.1%
Poland	6.7%
South Africa	6.6%
Brazil	6.2%
Czech Republic	4.8%
Uzbekistan	4.6%
Other	43.9%
Total Long Exposure	121.8%
Euro	(4.3)%
Total Short Exposure	(4.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EEIIX-TSR-SAR

Eaton Vance Floating-Rate Advantage Fund

Advisers Class EVFAX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$113	2.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$5,192,406,886
# of Portfolio Holdings (for Senior Debt Portfolio)	677
Portfolio Turnover Rate (for Senior Debt Portfolio)	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Senior Debt Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.3%
Common Stocks	1.0%
Asset-Backed Securities	2.6%
Corporate Bonds	7.5%
Senior Floating-Rate Loans	88.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.7%
CCC or Lower	5.8%
B	61.0%
BB	24.1%
BBB	5.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EVFAX-TSR-SAR

Eaton Vance Floating-Rate Advantage Fund

Class A EAFAX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	2.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$5,192,406,886
# of Portfolio Holdings (for Senior Debt Portfolio)	677
Portfolio Turnover Rate (for Senior Debt Portfolio)	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Senior Debt Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.3%
Common Stocks	1.0%
Asset-Backed Securities	2.6%
Corporate Bonds	7.5%
Senior Floating-Rate Loans	88.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.7%
CCC or Lower	5.8%
B	61.0%
BB	24.1%
BBB	5.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EAFAX-TSR-SAR

Eaton Vance Floating-Rate Advantage Fund

Class C ECFAX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	2.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$5,192,406,886
# of Portfolio Holdings (for Senior Debt Portfolio)	677
Portfolio Turnover Rate (for Senior Debt Portfolio)	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Senior Debt Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.3%
Common Stocks	1.0%
Asset-Backed Securities	2.6%
Corporate Bonds	7.5%
Senior Floating-Rate Loans	88.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.7%
CCC or Lower	5.8%
B	61.0%
BB	24.1%
BBB	5.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECFAX-TSR-SAR

Eaton Vance Floating-Rate Advantage Fund

Class I EIFAX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	2.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$5,192,406,886
# of Portfolio Holdings (for Senior Debt Portfolio)	677
Portfolio Turnover Rate (for Senior Debt Portfolio)	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Senior Debt Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.3%
Common Stocks	1.0%
Asset-Backed Securities	2.6%
Corporate Bonds	7.5%
Senior Floating-Rate Loans	88.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.7%
CCC or Lower	5.8%
B	61.0%
BB	24.1%
BBB	5.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EIFAX-TSR-SAR

Eaton Vance Floating-Rate Advantage Fund

Class R6 EFRRX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$96	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$5,192,406,886
# of Portfolio Holdings (for Senior Debt Portfolio)	677
Portfolio Turnover Rate (for Senior Debt Portfolio)	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Senior Debt Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.3%
Common Stocks	1.0%
Asset-Backed Securities	2.6%
Corporate Bonds	7.5%
Senior Floating-Rate Loans	88.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.7%
CCC or Lower	5.8%
B	61.0%
BB	24.1%
BBB	5.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EFRRX-TSR-SAR

Eaton Vance Global Equity Income Fund

Class A EADIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$649,533,326
# of Portfolio Holdings	126
Portfolio Turnover Rate	66%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	10.0%
Spain	1.9%
Italy	2.0%
Switzerland	2.1%
Norway	2.4%
Denmark	2.9%
Netherlands	3.0%
United Kingdom	6.6%
Germany	6.8%
France	10.0%
United States	52.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	4.4%
Apple, Inc.	3.3%
Microsoft Corp.	2.9%
NVIDIA Corp.	2.7%
Alphabet, Inc., Class C	2.3%
EOG Resources, Inc.	2.0%
Amazon.com, Inc.	1.9%
Boston Scientific Corp.	1.7%
Novo Nordisk AS, Class B	1.7%
Mercedes-Benz Group AG	1.7%
Total	24.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EADIX-TSR-SAR

Eaton Vance Global Equity Income Fund

Class C ECDIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$649,533,326
# of Portfolio Holdings	126
Portfolio Turnover Rate	66%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	10.0%
Spain	1.9%
Italy	2.0%
Switzerland	2.1%
Norway	2.4%
Denmark	2.9%
Netherlands	3.0%
United Kingdom	6.6%
Germany	6.8%
France	10.0%
United States	52.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	4.4%
Apple, Inc.	3.3%
Microsoft Corp.	2.9%
NVIDIA Corp.	2.7%
Alphabet, Inc., Class C	2.3%
EOG Resources, Inc.	2.0%
Amazon.com, Inc.	1.9%
Boston Scientific Corp.	1.7%
Novo Nordisk AS, Class B	1.7%
Mercedes-Benz Group AG	1.7%
Total	24.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECDIX-TSR-SAR

Eaton Vance Global Equity Income Fund

Class I EIDIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$649,533,326
# of Portfolio Holdings	126
Portfolio Turnover Rate	66%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	10.0%
Spain	1.9%
Italy	2.0%
Switzerland	2.1%
Norway	2.4%
Denmark	2.9%
Netherlands	3.0%
United Kingdom	6.6%
Germany	6.8%
France	10.0%
United States	52.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	4.4%
Apple, Inc.	3.3%
Microsoft Corp.	2.9%
NVIDIA Corp.	2.7%
Alphabet, Inc., Class C	2.3%
EOG Resources, Inc.	2.0%
Amazon.com, Inc.	1.9%
Boston Scientific Corp.	1.7%
Novo Nordisk AS, Class B	1.7%
Mercedes-Benz Group AG	1.7%
Total	24.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EIDIX-TSR-SAR

Eaton Vance Global Income Builder Fund

Class A EDIAX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$259,389,541
# of Portfolio Holdings	606
Portfolio Turnover Rate	61%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.8%
Senior Floating-Rate Loans	2.4%
Corporate Bonds	35.6%
Common Stocks	60.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	2.7%
Eli Lilly & Co.	2.7%
Alphabet, Inc., Class C	2.0%
NVIDIA Corp.	1.3%
Apple, Inc.	1.2%
Bank Polska Kasa Opieki SA	1.1%
EOG Resources, Inc.	1.1%
Boston Scientific Corp.	1.1%
Stellantis NV	1.0%
Swiss Re AG	1.0%
Total	15.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EDIAX-TSR-SAR

Eaton Vance Global Income Builder Fund

Class C EDICX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$259,389,541
# of Portfolio Holdings	606
Portfolio Turnover Rate	61%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.8%
Senior Floating-Rate Loans	2.4%
Corporate Bonds	35.6%
Common Stocks	60.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	2.7%
Eli Lilly & Co.	2.7%
Alphabet, Inc., Class C	2.0%
NVIDIA Corp.	1.3%
Apple, Inc.	1.2%
Bank Polska Kasa Opieki SA	1.1%
EOG Resources, Inc.	1.1%
Boston Scientific Corp.	1.1%
Stellantis NV	1.0%
Swiss Re AG	1.0%
Total	15.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EDICX-TSR-SAR

Eaton Vance Global Income Builder Fund

Class I EDIIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$259,389,541
# of Portfolio Holdings	606
Portfolio Turnover Rate	61%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.8%
Senior Floating-Rate Loans	2.4%
Corporate Bonds	35.6%
Common Stocks	60.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	2.7%
Eli Lilly & Co.	2.7%
Alphabet, Inc., Class C	2.0%
NVIDIA Corp.	1.3%
Apple, Inc.	1.2%
Bank Polska Kasa Opieki SA	1.1%
EOG Resources, Inc.	1.1%
Boston Scientific Corp.	1.1%
Stellantis NV	1.0%
Swiss Re AG	1.0%
Total	15.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EDIIX-TSR-SAR

Eaton Vance Global Income Builder Fund

Class R EDIRX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$71	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$259,389,541
# of Portfolio Holdings	606
Portfolio Turnover Rate	61%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.8%
Senior Floating-Rate Loans	2.4%
Corporate Bonds	35.6%
Common Stocks	60.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	2.7%
Eli Lilly & Co.	2.7%
Alphabet, Inc., Class C	2.0%
NVIDIA Corp.	1.3%
Apple, Inc.	1.2%
Bank Polska Kasa Opieki SA	1.1%
EOG Resources, Inc.	1.1%
Boston Scientific Corp.	1.1%
Stellantis NV	1.0%
Swiss Re AG	1.0%
Total	15.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EDIRX-TSR-SAR

Eaton Vance Global Macro Absolute Return Advantage Fund

Class A EGRAX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$148	2.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$2,405,010,266
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,123
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	85%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Global Macro Absolute Return Advantage Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.7%
Sovereign Loans	2.8%
Foreign Corporate Bonds	6.0%
Common Stocks	8.2%
Short-Term Investments	13.0%
Sovereign Government Bonds	66.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Uzbekistan	6.4%
India	4.6%
Australia	4.0%
Taiwan	3.9%
Iceland	3.8%
Singapore	3.0%
Other	26.1%
Total Long Exposure	58.3%
Kuwait	(3.7)%
China	(8.3)%
Euro	(11.1)%
Other	(10.0)%
Total Short Exposure	(33.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EGRAX-TSR-SAR

Eaton Vance Global Macro Absolute Return Advantage Fund

Class C EGRCX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	3.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$2,405,010,266
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,123
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	85%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Global Macro Absolute Return Advantage Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.7%
Sovereign Loans	2.8%
Foreign Corporate Bonds	6.0%
Common Stocks	8.2%
Short-Term Investments	13.0%
Sovereign Government Bonds	66.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Uzbekistan	6.4%
India	4.6%
Australia	4.0%
Taiwan	3.9%
Iceland	3.8%
Singapore	3.0%
Other	26.1%
Total Long Exposure	58.3%
Kuwait	(3.7)%
China	(8.3)%
Euro	(11.1)%
Other	(10.0)%
Total Short Exposure	(33.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EGRCX-TSR-SAR

Eaton Vance Global Macro Absolute Return Advantage Fund

Class I EGRIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$135	2.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$2,405,010,266
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,123
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	85%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Global Macro Absolute Return Advantage Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.7%
Sovereign Loans	2.8%
Foreign Corporate Bonds	6.0%
Common Stocks	8.2%
Short-Term Investments	13.0%
Sovereign Government Bonds	66.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Uzbekistan	6.4%
India	4.6%
Australia	4.0%
Taiwan	3.9%
Iceland	3.8%
Singapore	3.0%
Other	26.1%
Total Long Exposure	58.3%
Kuwait	(3.7)%
China	(8.3)%
Euro	(11.1)%
Other	(10.0)%
Total Short Exposure	(33.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EGRIX-TSR-SAR

Eaton Vance Global Macro Absolute Return Advantage Fund

Class R EGRRX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$161	3.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$2,405,010,266
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,123
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	85%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Global Macro Absolute Return Advantage Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.7%
Sovereign Loans	2.8%
Foreign Corporate Bonds	6.0%
Common Stocks	8.2%
Short-Term Investments	13.0%
Sovereign Government Bonds	66.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Uzbekistan	6.4%
India	4.6%
Australia	4.0%
Taiwan	3.9%
Iceland	3.8%
Singapore	3.0%
Other	26.1%
Total Long Exposure	58.3%
Kuwait	(3.7)%
China	(8.3)%
Euro	(11.1)%
Other	(10.0)%
Total Short Exposure	(33.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EGRRX-TSR-SAR

Eaton Vance Global Macro Absolute Return Advantage Fund

Class R6 EGRSX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$134	2.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$2,405,010,266
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,123
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	85%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Global Macro Absolute Return Advantage Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.7%
Sovereign Loans	2.8%
Foreign Corporate Bonds	6.0%
Common Stocks	8.2%
Short-Term Investments	13.0%
Sovereign Government Bonds	66.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Uzbekistan	6.4%
India	4.6%
Australia	4.0%
Taiwan	3.9%
Iceland	3.8%
Singapore	3.0%
Other	26.1%
Total Long Exposure	58.3%
Kuwait	(3.7)%
China	(8.3)%
Euro	(11.1)%
Other	(10.0)%
Total Short Exposure	(33.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EGRSX-TSR-SAR

Eaton Vance Global Sovereign Opportunities Fund

Class A EAIIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Sovereign Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$33,221,090
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	503
Portfolio Turnover Rate (for International Income Portfolio)	102%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of International Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Collateralized Mortgage Obligations	7.4%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Short-Term Investments	30.3%
Sovereign Government Bonds	52.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Euro	13.7%
Japan	12.5%
India	7.4%
Iceland	6.1%
Australia	5.9%
Serbia	5.7%
Taiwan	5.6%
Dominican Republic	5.3%
Singapore	4.5%
Other	22.1%
Total Long Exposure	88.8%
Malaysia	(4.5)%
Other	(10.0)%
Total Short Exposure	(14.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EAIIX-TSR-SAR

Eaton Vance Global Sovereign Opportunities Fund

Class C ECIMX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Sovereign Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$33,221,090
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	503
Portfolio Turnover Rate (for International Income Portfolio)	102%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of International Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Collateralized Mortgage Obligations	7.4%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Short-Term Investments	30.3%
Sovereign Government Bonds	52.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Euro	13.7%
Japan	12.5%
India	7.4%
Iceland	6.1%
Australia	5.9%
Serbia	5.7%
Taiwan	5.6%
Dominican Republic	5.3%
Singapore	4.5%
Other	22.1%
Total Long Exposure	88.8%
Malaysia	(4.5)%
Other	(10.0)%
Total Short Exposure	(14.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECIMX-TSR-SAR

Eaton Vance Global Sovereign Opportunities Fund

Class I EIIMX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Global Sovereign Opportunities Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$33,221,090
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	503
Portfolio Turnover Rate (for International Income Portfolio)	102%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of International Income Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Collateralized Mortgage Obligations	7.4%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Short-Term Investments	30.3%
Sovereign Government Bonds	52.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Euro	13.7%
Japan	12.5%
India	7.4%
Iceland	6.1%
Australia	5.9%
Serbia	5.7%
Taiwan	5.6%
Dominican Republic	5.3%
Singapore	4.5%
Other	22.1%
Total Long Exposure	88.8%
Malaysia	(4.5)%
Other	(10.0)%
Total Short Exposure	(14.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EIIMX-TSR-SAR

Eaton Vance Multi-Asset Credit Fund

Class A EAAMX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$499,025,845
# of Portfolio Holdings	716
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Short-Term Investments	2.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Mortgage Obligations	5.7%
Asset-Backed Securities	8.7%
Senior Floating-Rate Loans	30.1%
Corporate Bonds	49.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.6%
Not Rated	9.1%
CCC or Lower	8.3%
B	43.0%
BB	28.0%
BBB	7.1%
A	0.6%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EAAMX-TSR-SAR

Eaton Vance Multi-Asset Credit Fund

Class C ECAMX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$499,025,845
# of Portfolio Holdings	716
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Short-Term Investments	2.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Mortgage Obligations	5.7%
Asset-Backed Securities	8.7%
Senior Floating-Rate Loans	30.1%
Corporate Bonds	49.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.6%
Not Rated	9.1%
CCC or Lower	8.3%
B	43.0%
BB	28.0%
BBB	7.1%
A	0.6%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECAMX-TSR-SAR

Eaton Vance Multi-Asset Credit Fund

Class I EIAMX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$499,025,845
# of Portfolio Holdings	716
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Short-Term Investments	2.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Mortgage Obligations	5.7%
Asset-Backed Securities	8.7%
Senior Floating-Rate Loans	30.1%
Corporate Bonds	49.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.6%
Not Rated	9.1%
CCC or Lower	8.3%
B	43.0%
BB	28.0%
BBB	7.1%
A	0.6%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EIAMX-TSR-SAR

Eaton Vance Multi-Asset Credit Fund

Class R6 ERAMX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$499,025,845
# of Portfolio Holdings	716
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Short-Term Investments	2.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Mortgage Obligations	5.7%
Asset-Backed Securities	8.7%
Senior Floating-Rate Loans	30.1%
Corporate Bonds	49.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.6%
Not Rated	9.1%
CCC or Lower	8.3%
B	43.0%
BB	28.0%
BBB	7.1%
A	0.6%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ERAMX-TSR-SAR

Eaton Vance Short Duration High Income Fund

Class A ESHAX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration High Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$80,707,935
# of Portfolio Holdings	185
Portfolio Turnover Rate	35%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Short-Term Investments	0.5%
Preferred Stocks	1.0%
Senior Floating-Rate Loans	9.3%
Corporate Bonds	88.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.7%
CCC or Lower	9.0%
B	35.4%
BB	51.4%
BBB	2.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ESHAX-TSR-SAR

Eaton Vance Short Duration High Income Fund

Class I ESHIX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Short Duration High Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$80,707,935
# of Portfolio Holdings	185
Portfolio Turnover Rate	35%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Short-Term Investments	0.5%
Preferred Stocks	1.0%
Senior Floating-Rate Loans	9.3%
Corporate Bonds	88.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.7%
CCC or Lower	9.0%
B	35.4%
BB	51.4%
BBB	2.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ESHIX-TSR-SAR

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Class A EACPX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Multi-Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Multi-Cap Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$141,112,599
# of Portfolio Holdings (for Tax-Managed Multi-Cap Growth Portfolio)	45
Portfolio Turnover Rate (for Tax-Managed Multi-Cap Growth Portfolio)	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Tax-Managed Multi-Cap Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Short-Term Investments	0.8%
Materials	1.6%
Consumer Staples	3.7%
Financials	7.7%
Health Care	9.0%
Industrials	9.7%
Consumer Discretionary	12.9%
Communication Services	13.2%
Information Technology	40.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	11.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	8.4%
NVIDIA Corp.	6.7%
Visa, Inc., Class A	5.1%
Alphabet, Inc., Class C	4.6%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Salesforce, Inc.	2.8%
GoDaddy, Inc., Class A	2.7%
Total	59.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EACPX-TSR-SAR

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Class C ECCPX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Multi-Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Multi-Cap Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$141,112,599
# of Portfolio Holdings (for Tax-Managed Multi-Cap Growth Portfolio)	45
Portfolio Turnover Rate (for Tax-Managed Multi-Cap Growth Portfolio)	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Tax-Managed Multi-Cap Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Short-Term Investments	0.8%
Materials	1.6%
Consumer Staples	3.7%
Financials	7.7%
Health Care	9.0%
Industrials	9.7%
Consumer Discretionary	12.9%
Communication Services	13.2%
Information Technology	40.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	11.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	8.4%
NVIDIA Corp.	6.7%
Visa, Inc., Class A	5.1%
Alphabet, Inc., Class C	4.6%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Salesforce, Inc.	2.8%
GoDaddy, Inc., Class A	2.7%
Total	59.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECCPX-TSR-SAR

Eaton Vance Tax-Managed Small-Cap Fund

Class A ETMGX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$121,721,818
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	73
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Tax-Managed Small-Cap Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Short-Term Investments	1.9%
Utilities	2.0%
Consumer Staples	3.1%
Materials	4.9%
Real Estate	5.7%
Health Care	8.7%
Information Technology	8.9%
Consumer Discretionary	13.7%
Financials	24.1%
Industrials	26.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
AptarGroup, Inc.	2.9%
Core & Main, Inc., Class A	2.7%
CBIZ, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Chemed Corp.	2.3%
White Mountains Insurance Group Ltd.	2.3%
RLI Corp.	2.1%
SouthState Corp.	2.1%
Total	25.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ETMGX-TSR-SAR

Eaton Vance Tax-Managed Small-Cap Fund

Class C ECMGX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$121,721,818
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	73
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Tax-Managed Small-Cap Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Short-Term Investments	1.9%
Utilities	2.0%
Consumer Staples	3.1%
Materials	4.9%
Real Estate	5.7%
Health Care	8.7%
Information Technology	8.9%
Consumer Discretionary	13.7%
Financials	24.1%
Industrials	26.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
AptarGroup, Inc.	2.9%
Core & Main, Inc., Class A	2.7%
CBIZ, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Chemed Corp.	2.3%
White Mountains Insurance Group Ltd.	2.3%
RLI Corp.	2.1%
SouthState Corp.	2.1%
Total	25.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

ECMGX-TSR-SAR

Eaton Vance Tax-Managed Small-Cap Fund

Class I EIMGX

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$121,721,818
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	73
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are the Fund's pro rata share of the investments of Tax-Managed Small-Cap Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Short-Term Investments	1.9%
Utilities	2.0%
Consumer Staples	3.1%
Materials	4.9%
Real Estate	5.7%
Health Care	8.7%
Information Technology	8.9%
Consumer Discretionary	13.7%
Financials	24.1%
Industrials	26.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
AptarGroup, Inc.	2.9%
Core & Main, Inc., Class A	2.7%
CBIZ, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Chemed Corp.	2.3%
White Mountains Insurance Group Ltd.	2.3%
RLI Corp.	2.1%
SouthState Corp.	2.1%
Total	25.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

EIMGX-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Global Macro Absolute Return Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Global Macro Absolute Return Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Investment in Global Macro Portfolio, at value (identified cost $2,074,075,525)	$2,056,055,414
Receivable for Fund shares sold	4,063,110
Total assets	$2,060,118,524
Liabilities
Payable for Fund shares redeemed	$2,318,055
Payable to affiliates:
Distribution and service fees	48,599
Sub-transfer agency fee	25,354
Trustees' fees	42
Payable for transfer and dividend disbursing agent fees	152,636
Payable for printing and postage	139,103
Accrued expenses	77,725
Total liabilities	$2,761,514
Net Assets	$2,057,357,010
Sources of Net Assets
Paid-in capital	$2,646,604,290
Accumulated loss	(589,247,280)
Net Assets	$2,057,357,010
Class A Shares
Net Assets	$174,409,724
Shares Outstanding	20,467,160
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.52
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.81
Class C Shares
Net Assets	$15,664,633
Shares Outstanding	1,830,925
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.56
Class I Shares
Net Assets	$1,694,417,435
Shares Outstanding	199,329,159
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.50
Class R Shares
Net Assets	$1,757,932
Shares Outstanding	205,957
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.54
1
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2025
Class R6 Shares
Net Assets	$171,107,286
Shares Outstanding	20,149,125
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.49
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $97,241)	$9,489,128
Interest income allocated from Portfolio (net of foreign taxes withheld of $1,278,090)	78,671,162
Other income allocated from Portfolio	1,884
Expenses, excluding interest and dividend expense, allocated from Portfolio	(6,367,782)
Interest and dividend expense allocated from Portfolio	(6,409,313)
Total investment income from Portfolio	$75,385,079
Expenses
Distribution and service fees:
Class A	$199,820
Class C	80,504
Class R	4,334
Trustees’ fees and expenses	250
Custodian fee	30,692
Transfer and dividend disbursing agent fees	599,908
Legal and accounting services	82,621
Printing and postage	100,567
Registration fees	61,888
Miscellaneous	24,407
Total expenses	$1,184,991
Net investment income	$74,200,088
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $(10,326))	$(5,986,845)
Written options	201,648
Securities sold short	4,244,399
Futures contracts	(2,219,229)
Swap contracts	4,313,388
Foreign currency transactions	554,967
Forward foreign currency exchange contracts	11,929,549
Net realized gain	$13,037,877
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $9,574)	$22,453,687
Written options	347,790
Forward volatility agreements	23,366
Securities sold short	(40,668)
Futures contracts	3,647,214
Swap contracts	(1,212,548)
Foreign currency	823,935
Forward foreign currency exchange contracts	(20,282,813)
Net change in unrealized appreciation (depreciation)	$5,759,963
Net realized and unrealized gain	$18,797,840
Net increase in net assets from operations	$92,997,928
3
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$74,200,088	$117,376,562
Net realized gain (loss)	13,037,877	(59,331,184)
Net change in unrealized appreciation (depreciation)	5,759,963	80,440,622
Net increase in net assets from operations	$92,997,928	$138,486,000
Distributions to shareholders:
Class A	$(5,101,820)	$(8,294,256)
Class C	(447,583)	(868,143)
Class I	(50,683,671)	(75,623,680)
Class R	(53,449)	(74,154)
Class R6	(5,926,612)	(11,129,638)
Total distributions to shareholders	$(62,213,135)	$(95,989,871)
Transactions in shares of beneficial interest:
Class A	$13,770,719	$5,297,195
Class C	(1,618,647)	(4,629,136)
Class I	256,433,000	(20,769,702)
Class R	44,238	484,517
Class R6	(12,213,205)	(52,867,036)
Net increase (decrease) in net assets from Fund share transactions	$256,416,105	$(72,484,162)
Net increase (decrease) in net assets	$287,200,898	$(29,988,033)
Net Assets
At beginning of period	$1,770,156,112	$1,800,144,145
At end of period	$2,057,357,010	$1,770,156,112
4
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.38	$8.16	$7.91	$8.66	$8.64	$8.74
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.56	$0.48	$0.42	$0.37	$0.36
Net realized and unrealized gain (loss)	0.08	0.11	0.22	(0.79)	(0.02)	(0.05)
Total income (loss) from operations	$0.41	$0.67	$0.70	$(0.37)	$0.35	$0.31
Less Distributions
From net investment income	$(0.27)	$(0.45)	$(0.38)	$(0.33)	$(0.33)	$(0.41)
Tax return of capital	—	—	(0.07)	(0.05)	—	—
Total distributions	$(0.27)	$(0.45)	$(0.45)	$(0.38)	$(0.33)	$(0.41)
Net asset value — End of period	$8.52	$8.38	$8.16	$7.91	$8.66	$8.64
Total Return(2)	5.07%(3)	8.31%	8.86%	(4.27)%	4.11%	3.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$174,410	$157,927	$148,689	$163,369	$276,486	$398,174
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	1.74%(7)	1.47%	1.42%	1.14%	1.10%	1.05%
Net expenses(6)	1.72%(7)(8)	1.46%(8)	1.41%(8)	1.14%(8)	1.10%	1.05%
Net investment income	7.73%(7)	6.69%	5.88%	5.03%	4.20%	4.11%
Portfolio Turnover of the Portfolio	86%(3)	156%	96%	81%	88%	81%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.68%, 0.41%, 0.37%, 0.08%, 0.06% and 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
5
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.41	$8.19	$7.95	$8.69	$8.68	$8.77
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.49	$0.43	$0.37	$0.31	$0.30
Net realized and unrealized gain (loss)	0.09	0.12	0.21	(0.79)	(0.03)	(0.04)
Total income (loss) from operations	$0.39	$0.61	$0.64	$(0.42)	$0.28	$0.26
Less Distributions
From net investment income	$(0.24)	$(0.39)	$(0.33)	$(0.28)	$(0.27)	$(0.35)
Tax return of capital	—	—	(0.07)	(0.04)	—	—
Total distributions	$(0.24)	$(0.39)	$(0.40)	$(0.32)	$(0.27)	$(0.35)
Net asset value — End of period	$8.56	$8.41	$8.19	$7.95	$8.69	$8.68
Total Return(2)	4.65%(3)	7.61%	8.06%	(4.91)%	3.37%	2.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,665	$16,992	$21,089	$26,640	$36,557	$54,464
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	2.48%(7)	2.22%	2.13%	1.84%	1.80%	1.75%
Net expenses(6)	2.46%(7)(8)	2.21%(8)	2.12%(8)	1.84%(8)	1.80%	1.75%
Net investment income	7.05%(7)	5.86%	5.18%	4.38%	3.49%	3.51%
Portfolio Turnover of the Portfolio	86%(3)	156%	96%	81%	88%	81%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.68%, 0.41%, 0.37%, 0.08%, 0.06% and 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.36	$8.14	$7.90	$8.64	$8.63	$8.72
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.58	$0.51	$0.45	$0.39	$0.39
Net realized and unrealized gain (loss)	0.09	0.12	0.21	(0.79)	(0.02)	(0.04)
Total income (loss) from operations	$0.42	$0.70	$0.72	$(0.34)	$0.37	$0.35
Less Distributions
From net investment income	$(0.28)	$(0.48)	$(0.40)	$(0.34)	$(0.36)	$(0.44)
Tax return of capital	—	—	(0.08)	(0.06)	—	—
Total distributions	$(0.28)	$(0.48)	$(0.48)	$(0.40)	$(0.36)	$(0.44)
Net asset value — End of period	$8.50	$8.36	$8.14	$7.90	$8.64	$8.63
Total Return(2)	5.21%(3)	8.59%	9.17%	(4.00)%	4.31%	4.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,694,417	$1,413,301	$1,401,233	$1,413,454	$1,851,665	$2,323,831
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	1.49%(7)	1.21%	1.14%	0.84%	0.80%	0.75%
Net expenses(6)	1.47%(7)(8)	1.20%(8)	1.13%(8)	0.84%(8)	0.80%	0.75%
Net investment income	7.93%(7)	6.97%	6.14%	5.39%	4.50%	4.45%
Portfolio Turnover of the Portfolio	86%(3)	156%	96%	81%	88%	81%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.68%, 0.41%, 0.37%, 0.08%, 0.06% and 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
7
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2025
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.39	$8.17	$7.93	$8.67	$8.66	$8.75
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.55	$0.47	$0.41	$0.36	$0.34
Net realized and unrealized gain (loss)	0.09	0.10	0.21	(0.79)	(0.03)	(0.04)
Total income (loss) from operations	$0.41	$0.65	$0.68	$(0.38)	$0.33	$0.30
Less Distributions
From net investment income	$(0.26)	$(0.43)	$(0.37)	$(0.31)	$(0.32)	$(0.39)
Tax return of capital	—	—	(0.07)	(0.05)	—	—
Total distributions	$(0.26)	$(0.43)	$(0.44)	$(0.36)	$(0.32)	$(0.39)
Net asset value — End of period	$8.54	$8.39	$8.17	$7.93	$8.67	$8.66
Total Return(2)	4.93%(3)	8.16%	8.62%	(4.45)%	3.78%	3.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,758	$1,685	$1,171	$1,267	$1,274	$968
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	1.98%(7)	1.71%	1.64%	1.33%	1.29%	1.25%
Net expenses(6)	1.96%(7)(8)	1.70%(8)	1.63%(8)	1.33%(8)	1.29%	1.25%
Net investment income	7.49%(7)	6.59%	5.65%	4.95%	4.02%	3.89%
Portfolio Turnover of the Portfolio	86%(3)	156%	96%	81%	88%	81%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.68%, 0.41%, 0.37%, 0.08%, 0.06% and 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
8
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.35	$8.13	$7.89	$8.63	$8.62	$8.71
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.58	$0.51	$0.45	$0.40	$0.39
Net realized and unrealized gain (loss)	0.08	0.12	0.21	(0.78)	(0.03)	(0.04)
Total income (loss) from operations	$0.42	$0.70	$0.72	$(0.33)	$0.37	$0.35
Less Distributions
From net investment income	$(0.28)	$(0.48)	$(0.40)	$(0.35)	$(0.36)	$(0.44)
Tax return of capital	—	—	(0.08)	(0.06)	—	—
Total distributions	$(0.28)	$(0.48)	$(0.48)	$(0.41)	$(0.36)	$(0.44)
Net asset value — End of period	$8.49	$8.35	$8.13	$7.89	$8.63	$8.62
Total Return(2)	5.13%(3)	8.68%	9.27%	(3.80)%	4.37%	4.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$171,107	$180,251	$227,962	$252,269	$376,984	$390,210
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	1.42%(7)	1.15%	1.06%	0.77%	0.73%	0.68%
Net expenses(6)	1.40%(7)(8)	1.14%(8)	1.05%(8)	0.77%(8)	0.73%	0.68%
Net investment income	8.10%(7)	6.96%	6.23%	5.44%	4.56%	4.51%
Portfolio Turnover of the Portfolio	86%(3)	156%	96%	81%	88%	81%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio's allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.68%, 0.41%, 0.37%, 0.08%, 0.06% and 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
9
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at April 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Consolidated Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection
10

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $436,249,065 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $38,931,203 are short-term and $397,317,862 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
For the six months ended April 30, 2025, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited. (MSIM Ltd.), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $37,906 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,912 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. EVD also received distribution and
11

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $199,820 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $60,378 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $2,167 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $20,126 and $2,167 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $265,756,429 and $74,459,400, respectively.
12

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	3,024,555	$ 25,771,232	4,195,083	$ 35,099,025
Issued to shareholders electing to receive payments of distributions in Fund shares	568,968	4,822,865	931,036	7,772,131
Redemptions	(1,981,730)	(16,823,378)	(4,498,988)	(37,573,961)
Net increase	1,611,793	$ 13,770,719	627,131	$ 5,297,195
Class C
Sales	89,531	$ 765,624	201,918	$ 1,698,625
Issued to shareholders electing to receive payments of distributions in Fund shares	50,278	427,565	99,689	835,406
Redemptions	(329,886)	(2,811,836)	(855,475)	(7,163,167)
Net decrease	(190,077)	$ (1,618,647)	(553,868)	$ (4,629,136)
Class I
Sales	49,177,856	$417,493,907	49,828,770	$415,599,195
Issued to shareholders electing to receive payments of distributions in Fund shares	4,961,991	41,979,158	7,445,262	62,046,514
Redemptions	(23,952,572)	(203,040,065)	(60,270,001)	(498,415,411)
Net increase (decrease)	30,187,275	$256,433,000	(2,995,969)	$(20,769,702)
Class R
Sales	33,023	$ 282,059	72,585	$ 611,406
Issued to shareholders electing to receive payments of distributions in Fund shares	6,297	53,449	8,854	74,155
Redemptions	(34,176)	(291,270)	(23,960)	(201,044)
Net increase	5,144	$ 44,238	57,479	$ 484,517
Class R6
Sales	2,822,097	$ 23,929,726	3,255,342	$ 27,167,888
Issued to shareholders electing to receive payments of distributions in Fund shares	144,545	1,221,424	219,980	1,830,632
Redemptions	(4,408,153)	(37,364,355)	(9,908,784)	(81,865,556)
Net decrease	(1,441,511)	$(12,213,205)	(6,433,462)	$(52,867,036)
13

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 1.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1817, Class Z, 6.50%, 2/15/26	$1	$ 581
Series 1927, Class ZA, 6.50%, 1/15/27	6	5,608
Series 2344, Class ZD, 6.50%, 8/15/31	107	109,853
Series 2458, Class ZB, 7.00%, 6/15/32	233	244,333
Federal National Mortgage Association:
Series 1996-35, Class Z, 7.00%, 7/25/26	1	520
Series 1998-16, Class H, 7.00%, 4/18/28	28	28,583
Series 1998-44, Class ZA, 6.50%, 7/20/28	52	53,821
Series 1999-25, Class Z, 6.00%, 6/25/29	61	61,276
Series 2000-2, Class ZE, 7.50%, 2/25/30	10	10,534
Series 2000-49, Class A, 8.00%, 3/18/27	1	1,282
Series 2001-31, Class ZA, 6.00%, 7/25/31	491	495,216
Series 2001-74, Class QE, 6.00%, 12/25/31	167	171,658
Series 2009-48, Class WA, 5.793%, 7/25/39(1)	688	700,447
Series 2011-38, Class SA, 0.096%, (13.157% - 30-day SOFR Average x 3), 5/25/41(2)	648	491,762
JPM Lending Facility, 11.324%, (SOFR + 7.00%), 7/15/29(3)	7,013	7,058,965
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	20,224	19,731,698
Total Collateralized Mortgage Obligations (identified cost $29,647,460)		$ 29,166,137

Common Stocks — 4.6%
Security	Shares	Value
Argentina — 0.2%
Banco BBVA Argentina SA ADR(5)	37,182	$ 751,448
Banco Macro SA ADR(5)	9,553	845,632
Grupo Financiero Galicia SA ADR(5)	17,186	1,038,034
Grupo Supervielle SA ADR(5)	32,974	494,610
		$ 3,129,724
Belgium — 0.0%†
Cenergy Holdings SA	30,003	$ 298,704
		$ 298,704
Brazil — 0.1%
Vale SA ADR	316,028	$ 2,942,221
		$ 2,942,221
Security	Shares	Value
Bulgaria — 0.3%
Eurohold Bulgaria AD(5)	5,122,901	$ 5,525,686
		$ 5,525,686
Cyprus — 0.6%
Bank of Cyprus Holdings PLC	1,975,000	$ 12,788,567
		$ 12,788,567
Georgia — 0.3%
Georgia Capital PLC(5)	216,721	$ 4,695,390
Lion Finance Group PLC	11,206	898,866
TBC Bank Group PLC	15,784	998,251
		$ 6,592,507
Greece — 0.5%
Alpha Services and Holdings SA	434,581	$ 1,059,609
Athens International Airport SA	4,648	48,155
Eurobank Ergasias Services and Holdings SA, Class A	487,567	1,383,727
Hellenic Telecommunications Organization SA	32,062	608,441
Ideal Holdings SA	19,407	138,418
JUMBO SA	22,494	710,191
Metlen Energy & Metals SA	17,550	830,594
Motor Oil (Hellas) Corinth Refineries SA	10,566	256,015
National Bank of Greece SA	137,955	1,464,181
OPAP SA	30,140	669,687
Optima bank SA	25,921	470,921
Piraeus Financial Holdings SA	208,637	1,171,712
Public Power Corp. SA	40,935	613,608
		$ 9,425,259
Iceland — 0.5%
Arion Banki Hf.(4)	1,777,297	$ 2,134,129
Eik fasteignafelag Hf.	3,253,209	317,486
Eimskipafelag Islands Hf.	220,734	624,389
Festi Hf.	239,676	559,631
Hagar Hf.	1,597,920	1,333,878
Hampidjan Hf.	356,548	292,115
Heimar Hf.	2,312,516	645,126
Icelandair Group Hf.(5)	37,016,623	291,783
Islandsbanki Hf.	1,647,339	1,377,998
Kvika banki Hf.	6,468,924	674,376
Olgerdin Egill Skallagrims Hf.(5)	2,966,903	420,708
Reitir fasteignafelag Hf.	875,641	713,164
Siminn Hf.	2,504,884	269,784
Skagi Hf.	2,290,750	330,462
		$ 9,985,029

14
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Luxembourg — 0.1%
Alvotech SA(5)	121,543	$ 940,706
Zabka Group SA(5)	41,483	236,761
		$ 1,177,467
Philippines — 0.3%
Ayala Corp.	38,940	$ 417,980
Ayala Land, Inc.	1,228,500	551,104
Bank of the Philippine Islands	319,920	802,143
BDO Unibank, Inc.	341,470	980,039
International Container Terminal Services, Inc.	131,990	807,275
SM Investments Corp.	76,140	1,185,230
SM Prime Holdings, Inc.	2,160,400	943,074
		$ 5,686,845
Poland — 0.5%
Alior Bank SA	9,120	$ 247,132
Allegro.eu SA(4)(5)	64,773	568,345
Asseco Poland SA	2,481	102,447
Bank Millennium SA(5)	21,237	82,153
Bank Polska Kasa Opieki SA(5)	17,749	889,609
Budimex SA	9,420	1,583,313
CCC SA(5)	4,334	250,604
Cyfrowy Polsat SA(5)	14,987	73,502
Dino Polska SA(4)(5)	4,839	678,367
Enea SA(5)	14,783	55,948
Grupa Azoty SA(5)	235	1,289
Grupa Kety SA	1,719	393,640
Jastrzebska Spolka Weglowa SA(5)	1,044	6,687
KGHM Polska Miedz SA	13,738	438,551
KRUK SA	1,962	208,135
LPP SA	146	597,542
mBank SA(5)	1,453	316,586
Orange Polska SA	76,391	196,282
ORLEN SA	60,672	1,095,636
PGE Polska Grupa Energetyczna SA(5)	88,489	193,270
Powszechna Kasa Oszczednosci Bank Polski SA	71,576	1,376,115
Powszechny Zaklad Ubezpieczen SA	57,113	891,009
Santander Bank Polska SA	3,940	606,004
Text SA	241	3,453
XTB SA(4)	305	6,626
		$ 10,862,245
Slovenia — 0.1%
Nova Ljubljanska Banka DD GDR(6)	99,000	$ 2,929,686
		$ 2,929,686
Security	Shares	Value
South Korea — 0.5%
CJ CheilJedang Corp.	1,064	$ 178,949
Coway Co. Ltd.	5,175	318,627
GS Holdings Corp.	6,660	181,093
Hana Financial Group, Inc.	11,228	509,191
Hyundai Mobis Co. Ltd.	6,640	1,246,385
Industrial Bank of Korea	30,909	333,583
Kakao Corp.	18,845	506,266
Kangwon Land, Inc.	15,842	180,839
KB Financial Group, Inc.	14,702	929,147
KT Corp.	8	292
KT&G Corp.	8,638	697,210
LG Uplus Corp.	32,397	273,547
Meritz Financial Group, Inc.	7,357	642,712
NAVER Corp.	3,921	551,707
Samsung C&T Corp.	12,019	1,034,348
Samsung Fire & Marine Insurance Co. Ltd.	1,797	474,098
Samsung Life Insurance Co. Ltd.	7,797	473,415
Shinhan Financial Group Co. Ltd.	19,848	717,306
SK Telecom Co. Ltd.	15,168	579,520
Woori Financial Group, Inc.	28,795	358,571
		$ 10,186,806
Spain — 0.0%†
AmRest Holdings SE	4,924	$ 23,056
		$ 23,056
United Kingdom — 0.0%†
Pepco Group NV(6)	15,770	$ 74,626
		$ 74,626
United States — 0.0%†
Titan Cement International SA	11,942	$ 554,381
		$ 554,381
Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC(5)	149,458	$ 330,445
Coteccons Construction JSC	64,400	201,759
Duc Giang Chemicals JSC	62,000	217,836
FPT Corp.	486,528	2,057,764
FPT Digital Retail JSC(5)	56,000	363,999
Gemadept Corp.	211,200	430,745
Hoa Phat Group JSC(5)	523,525	513,827
Khang Dien House Trading & Investment JSC(5)	136,700	138,948
KIDO Group Corp.	11,162	24,383
Masan Group Corp.(5)	215,900	520,698
Military Commercial Joint Stock Bank	1,052,159	958,761

15
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Mobile World Investment Corp.	703,598	$ 1,655,621
Nam Long Investment Corp.	280,100	299,151
Phat Dat Real Estate Development Corp.(5)	357,900	213,803
Phu Nhuan Jewelry JSC	226,740	622,742
Refrigeration Electrical Engineering Corp.	330,956	877,278
SSI Securities Corp.	230,700	204,745
Vietnam Dairy Products JSC	90,281	200,271
Vietnam Joint Stock Commercial Bank for Industry & Trade(5)	286,000	410,872
Vietnam Prosperity JSC Bank	551,000	352,540
Vietnam Technological & Commercial Joint Stock Bank	1,180,800	1,259,212
Vingroup JSC(5)	78,738	206,849
		$ 12,062,249
Total Common Stocks (identified cost $69,987,399)		$ 94,245,058

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(6)	USD	595	$ 66,190
Total Convertible Bonds (identified cost $535,159)			$ 66,190

Foreign Corporate Bonds — 4.4%
Security	Principal Amount (000's omitted)		Value
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(7)	USD	1,571	$ 102,311
Shimao Group Holdings Ltd., 5.60%, 7/15/26(6)(7)	USD	5,100	286,926
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(6)(8)	USD	506	61,930
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(6)(8)	USD	507	69,683
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(6)(8)	USD	1,016	139,703
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(6)(8)	USD	1,528	187,146
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(6)(8)	USD	1,531	187,599
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(6)(8)	USD	721	88,336
Security	Principal Amount (000's omitted)		Value
China (continued)
Times China Holdings Ltd.:
5.55%, 6/4/24(6)(7)	USD	3,999	$ 149,963
6.75%, 7/16/23(6)(7)	USD	2,966	116,505
			$ 1,390,102
Georgia — 0.2%
Bank of Georgia JSC, 9.50% to 7/16/29(6)(9)(10)	USD	3,777	$ 3,721,463
			$ 3,721,463
Hungary — 0.3%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(6)(10)	EUR	3,369	$ 3,838,787
6.875% to 5/8/30, 11/8/35(6)(10)(11)	EUR	1,400	1,578,077
8.625% to 10/19/26, 10/19/27(6)(10)	EUR	1,243	1,499,805
			$ 6,916,669
Iceland — 0.0%
Wow Air Hf.:
0.00%(7)(9)(12)	EUR	79	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(7)(9)(12)	EUR	3,600	0
			$ 0
India — 0.1%
Indian Railway Finance Corp. Ltd., 3.57%, 1/21/32(6)	USD	3,000	$ 2,730,415
Reliance Communications Ltd., 6.50%, 11/6/20(6)(7)	USD	1,800	27,000
			$ 2,757,415
Kazakhstan — 1.0%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(4)	KZT	3,466,500	$ 6,333,455
ForteBank JSC, 7.75%, 2/4/30(4)	USD	4,690	4,590,588
Kaspi.KZ JSC, 6.25%, 3/26/30(6)	USD	9,205	9,026,877
			$ 19,950,920
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(6)(7)	USD	3,667	$ 27,504
10.00%, 12/19/22(6)(7)	USD	1,741	21,764
			$ 49,268
Paraguay — 0.2%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	27,417,630	$ 3,727,975
			$ 3,727,975

16
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Saint Lucia — 0.0%†
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	48	$ 48,623
			$ 48,623
Supranational — 0.2%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(6)	USD	2,600	$ 2,561,083
17.35%, 3/1/27(6)	USD	806	781,469
			$ 3,342,552
Tunisia — 0.0%†
Tunisian Republic, 3.28%, 8/9/27	JPY	100,000	$ 630,984
			$ 630,984
Uzbekistan — 1.7%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(6)	UZS	42,080,000	$ 3,359,633
Jscb Agrobank, 9.25%, 10/2/29(6)	USD	7,973	8,239,657
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(6)	UZS	49,120,000	3,801,810
21.00%, 7/24/27(6)	UZS	232,110,000	18,324,247
			$ 33,725,347
Venezuela — 0.6%
Petroleos de Venezuela SA:
5.375%, 4/12/27(6)(7)	USD	18,366	$ 2,176,383
5.50%, 4/12/37(6)(7)	USD	4,827	572,047
6.00%, 10/28/22(6)(7)	USD	5,773	635,070
6.00%, 5/16/24(6)(7)	USD	20,129	2,385,313
6.00%, 11/15/26(6)(7)	USD	11,178	1,324,534
8.50%, 10/27/20(4)(7)	USD	100	94,000
8.50%, 10/27/20(6)(7)	USD	3,655	3,435,700
9.00%, 11/17/21(6)(7)	USD	6,733	875,316
9.75%, 5/17/35(6)(7)	USD	7,081	920,582
12.75%, 2/17/22(6)(7)	USD	5,176	711,686
			$ 13,130,631
Total Foreign Corporate Bonds (identified cost $112,056,734)			$ 89,391,949

Insurance Linked Securities — 0.7%
Security	Shares	Value
Reinsurance Side Cars — 0.4%
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(4)(12)(13)(14)	383,032	$ 309,490
Series 2022A, 0.00%, 3/20/26(4)(12)(13)(14)	10,974	11,657
Series 2022B, 0.00%, 3/20/26(4)(12)(13)(14)	9,412	19,020
Series 2023B, 0.00%, 3/19/27(4)(12)(13)(14)	7,394	91,417
Series 2024A, 0.00%, 3/17/28(4)(12)(13)(14)	31,579	382,557
Series 2024B, 0.00%, 3/17/28(4)(12)(13)(14)	6,667	365,887
Series 2025A, 0.00%, 3/19/30(4)(12)(13)(14)	4,000,000	3,770,800
Mt. Logan Re Ltd., Series A-1(12)(14)(15)	4,400	3,976,761
		$ 8,927,589
Segregated Account/Funds — 0.3%
PartnerRe ILS Fund SAC Ltd.(5)(12)(14)(15)	5,700,000	$ 6,154,860
		$ 6,154,860
Total Insurance Linked Securities (identified cost $14,217,573)		$ 15,082,449

Loan Participation Notes — 0.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(6)(12)(16)	UZS	75,986,720	$ 5,889,368
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(6)(12)(16)	UZS	62,624,565	4,818,164
Total Loan Participation Notes (identified cost $12,696,667)			$ 10,707,532

Senior Floating-Rate Loans — 0.3%(17)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.2%
Provincia De Neuquen:
Term Loan, 11.732%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$976	$ 985,366
Term Loan, 11.735%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	919	928,414

17
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Argentina (continued)
Provincia De Neuquen: (continued)
Term Loan, 11.735%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$1,135	$ 1,146,595
		$ 3,060,375
Uzbekistan — 0.1%
Navoi Mining & Metallurgical Co., Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	$2,744	$ 2,743,597
		$ 2,743,597
Total Senior Floating-Rate Loans (identified cost $5,822,542)		$ 5,803,972

Sovereign Government Bonds — 46.5%
Security	Principal Amount (000's omitted)		Value
Albania — 2.3%
Albania Government International Bonds:
3.50%, 11/23/31(6)	EUR	3,050	$ 3,274,401
4.75%, 2/14/35(6)	EUR	6,476	7,007,811
5.90%, 6/9/28(6)	EUR	6,602	7,843,684
Albanian Government Bonds:
3.70%, 1/10/28	ALL	31,600	372,549
3.90%, 1/22/30	ALL	90,600	1,074,675
4.05%, 2/7/32	ALL	247,000	2,917,243
4.30%, 7/10/27	ALL	293,600	3,468,637
4.70%, 2/23/27	ALL	78,200	924,217
4.95%, 7/22/29	ALL	876,300	10,799,606
5.25%, 1/26/29	ALL	487,600	6,044,192
5.25%, 1/23/35	ALL	107,600	1,338,958
5.59%, 2/19/40	ALL	81,000	968,136
6.13%, 7/25/34	ALL	36,300	461,585
			$ 46,495,694
Angola — 0.4%
Angola Government International Bonds:
8.75%, 4/14/32(6)	USD	492	$ 380,922
9.125%, 11/26/49(6)	USD	5,972	4,155,318
9.375%, 5/8/48(6)	USD	5,117	3,613,280
			$ 8,149,520
Security	Principal Amount (000's omitted)		Value
Argentina — 0.2%
Argentina Treasury Bonds BONCER:
0.00%, 3/31/27	ARS	857,317	$ 928,360
0.00%, 12/15/27	ARS	685,846	929,789
Bono Del Tesoro Nacional Capitalizable en Pesos:
2.15%, 6/30/26	ARS	857,320	734,235
2.60%, 2/13/26	ARS	1,500,291	1,431,300
			$ 4,023,684
Armenia — 1.0%
Republic of Armenia International Bonds, 6.75%, 3/12/35(6)	USD	2,484	$ 2,361,404
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	254,810	658,288
9.25%, 4/29/28	AMD	1,439,030	3,684,958
9.60%, 10/29/33	AMD	3,896,075	9,967,214
9.75%, 10/29/50	AMD	618,877	1,586,929
9.75%, 10/29/52	AMD	673,150	1,720,956
			$ 19,979,749
Bahamas — 0.4%
Bahamas Government International Bonds:
6.625%, 5/15/33(6)	USD	1,455	$ 1,280,675
6.95%, 11/20/29(6)	USD	588	557,026
8.95%, 10/15/32(6)	USD	5,579	5,638,496
			$ 7,476,197
Barbados — 0.4%
Barbados Government International Bonds, 6.50%, 10/1/29(6)	USD	8,259	$ 7,858,125
			$ 7,858,125
Benin — 0.8%
Benin Government International Bonds:
4.875%, 1/19/32(6)	EUR	2,988	$ 2,970,088
4.95%, 1/22/35(6)	EUR	4,916	4,504,317
6.875%, 1/19/52(6)	EUR	6,559	5,842,126
7.96%, 2/13/38(6)	USD	1,671	1,506,085
8.375%, 1/23/41(6)	USD	2,388	2,187,289
			$ 17,009,905
Brazil — 4.6%
Brazil Letras do Tesouro Nacional:
0.00%, 7/1/25	BRL	175,000	$ 30,160,190

18
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Brazil Letras do Tesouro Nacional: (continued)
0.00%, 10/1/25	BRL	383,200	$ 63,728,584
			$ 93,888,774
Cameroon — 1.3%
Republic of Cameroon Government International Bonds:
5.95%, 7/7/32(6)	EUR	15,119	$ 12,553,136
9.50%, 7/31/31(6)	USD	16,980	15,036,151
			$ 27,589,287
Dominican Republic — 1.4%
Dominican Republic Bonds:
8.00%, 1/15/27(6)	DOP	96,000	$ 1,535,234
8.00%, 2/12/27(6)	DOP	490,340	7,801,452
12.00%, 8/8/25(4)	DOP	332,200	5,641,525
12.75%, 9/23/29(4)	DOP	42,300	794,696
13.00%, 6/10/34(6)	DOP	232,600	4,692,643
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(6)	DOP	31,580	516,039
12.00%, 10/3/25(4)	DOP	138,420	2,345,005
13.00%, 12/5/25(4)	DOP	150,240	2,559,516
13.00%, 1/30/26(4)	DOP	161,230	2,757,947
			$ 28,644,057
Ecuador — 0.0%†
Ecuador Government International Bonds:
5.00%, 7/31/40(6)	USD	312	$ 139,782
5.00%, 7/31/40(6)	USD	471	211,307
			$ 351,089
Egypt — 3.5%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	2,246,693	$ 45,225,939
Egypt Government International Bonds:
5.625%, 4/16/30(6)	EUR	1,492	1,458,992
6.375%, 4/11/31(6)	EUR	1,636	1,602,562
7.30%, 9/30/33(6)	USD	2,049	1,660,878
7.903%, 2/21/48(6)	USD	7,081	4,897,804
8.15%, 11/20/59(6)	USD	3,342	2,339,609
8.50%, 1/31/47(6)	USD	5,452	3,981,677
8.625%, 2/4/30(6)	USD	3,351	3,204,612
8.70%, 3/1/49(6)	USD	4,212	3,159,432
8.75%, 9/30/51(6)	USD	2,998	2,221,233
8.875%, 5/29/50(6)	USD	1,907	1,439,067
Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Government International Bonds: (continued)
9.45%, 2/4/33(6)	USD	1,812	$ 1,667,208
			$ 72,859,013
Ethiopia — 1.0%
Ethiopia Government International Bonds, 6.625%, 12/11/24(6)(7)	USD	24,357	$ 20,581,665
			$ 20,581,665
Georgia — 0.1%
Georgia Government International Bonds, 2.75%, 4/22/26(6)	USD	1,214	$ 1,166,865
			$ 1,166,865
Ghana — 1.0%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	4,122	$ 231,946
13.00%, 8/28/28	GHS	4,122	210,586
Ghana Government International Bonds:
0.00%, 1/3/30(6)	USD	258	196,439
1.50%, 1/3/37(6)	USD	1,244	511,276
5.00% to 7/3/28, 7/3/29(6)(18)	USD	958	818,228
5.00% to 7/3/28, 7/3/35(6)(18)	USD	20,045	13,639,822
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	10,448	619,071
8.50% (5.00% cash and 3.50% PIK), 2/15/28	GHS	8,210	440,297
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	4,434	219,346
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	13,056	608,578
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	9,785	430,064
9.10% (5.00% cash and 4.10% PIK), 2/10/32	GHS	13,603	572,080
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	9,628	390,521
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	3,775	144,233
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	6,444	242,627
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	2,463	91,881
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	6,158	228,576
			$ 19,595,571
Greece — 0.0%†
Hellenic Republic Government International Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	230,127	$ 677,818
			$ 677,818
Guatemala — 0.3%
Guatemala Government International Bonds:
6.55%, 2/6/37(6)	USD	4,138	$ 4,130,003

19
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Guatemala (continued)
Guatemala Government International Bonds: (continued)
6.60%, 6/13/36(6)	USD	2,841	$ 2,846,017
			$ 6,976,020
Honduras — 0.5%
Honduras Government International Bonds, 8.625%, 11/27/34(6)	USD	10,693	$ 10,615,476
			$ 10,615,476
Iceland — 1.7%
Republic of Iceland:
6.50%, 1/24/31	ISK	3,198,073	$ 24,311,322
7.00%, 9/17/35	ISK	732,032	5,784,530
8.00%, 6/12/25	ISK	600,760	4,669,424
			$ 34,765,276
India — 1.1%
Export-Import Bank of India, 5.50%, 1/13/35(6)	USD	22,520	$ 22,771,111
			$ 22,771,111
Indonesia — 1.6%
Indonesia Treasury Bonds:
6.50%, 7/15/30	IDR	353,396,000	$ 21,221,111
6.75%, 7/15/35	IDR	210,344,000	12,578,191
			$ 33,799,302
Ivory Coast — 0.6%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(6)	EUR	3,806	$ 3,239,030
8.075%, 4/1/36(6)	USD	10,248	9,521,526
			$ 12,760,556
Jordan — 0.2%
Jordan Government International Bonds:
5.85%, 7/7/30(6)	USD	3,053	$ 2,821,766
7.375%, 10/10/47(6)	USD	1,890	1,589,277
			$ 4,411,043
Kazakhstan — 0.1%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	432,660	$ 656,550
5.50%, 9/20/28	KZT	22,984	34,291
10.55%, 7/28/29	KZT	1,226,683	2,083,936
Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
14.00%, 5/12/31	KZT	50,566	$ 95,364
14.00%, 5/19/32	KZT	34,476	64,740
			$ 2,934,881
Lebanon — 0.7%
Lebanon Government International Bonds:
5.80%, 4/14/20(6)(7)	USD	13,383	$ 2,308,568
6.00%, 1/27/23(6)(7)	USD	4,380	757,576
6.10%, 10/4/22(6)(7)	USD	13,525	2,326,131
6.15%, 6/19/20(6)(7)	USD	4,515	776,016
6.20%, 2/26/25(6)(7)	USD	1,259	217,728
6.25%, 5/27/22(6)(7)	USD	1,613	277,359
6.25%, 11/4/24(6)(7)	USD	510	88,244
6.25%, 6/12/25(6)(7)	USD	1,051	182,196
6.375%, 3/9/20(6)(7)	USD	7,190	1,237,803
6.40%, 5/26/23(6)(7)	USD	14,228	2,461,444
6.65%, 4/22/24(6)(7)	USD	3,760	648,929
6.75%, 11/29/27(6)(7)	USD	298	51,356
6.85%, 3/23/27(6)(7)	USD	294	50,633
6.85%, 5/25/29(6)(7)	USD	5,801	1,000,056
7.00%, 3/20/28(6)(7)	USD	493	85,612
7.00%, 4/22/31(6)(7)	USD	3,760	652,935
7.00%, 3/23/32(6)(7)	USD	237	40,876
7.25%, 3/23/37(6)(7)	USD	981	170,333
8.25%, 4/12/21(6)(7)	USD	7,013	1,206,061
			$ 14,539,856
Mexico — 1.2%
Mexican Bonos, 7.75%, 11/23/34	MXN	536,685	$ 24,757,729
			$ 24,757,729
Mongolia — 0.2%
Mongolia Government International Bonds:
6.625%, 2/25/30(4)	USD	600	$ 578,797
6.625%, 2/25/30(6)	USD	4,200	4,051,577
7.875%, 6/5/29(6)	USD	400	405,394
			$ 5,035,768
Montenegro — 1.0%
Montenegro Government International Bonds:
2.875%, 12/16/27(6)	EUR	1,264	$ 1,396,760
4.875%, 4/1/32(6)	EUR	11,663	12,841,368

20
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Montenegro (continued)
Montenegro Government International Bonds: (continued)
7.25%, 3/12/31(6)	USD	5,839	$ 5,896,441
			$ 20,134,569
New Zealand — 3.0%
New Zealand Government Bonds:
2.50%, 9/20/40(6)(19)	NZD	22,898	$ 12,827,105
2.75%, 4/15/37(6)(20)	NZD	5,721	2,808,270
4.25%, 5/15/34	NZD	26,957	15,902,241
4.25%, 5/15/36	NZD	20,000	11,576,780
4.50%, 5/15/35	NZD	30,020	17,910,583
5.00%, 5/15/54(20)	NZD	1,360	790,061
			$ 61,815,040
Nigeria — 0.3%
Nigeria Government International Bonds:
7.875%, 2/16/32(6)	USD	598	$ 518,143
9.248%, 1/21/49(6)	USD	232	196,419
10.375%, 12/9/34(6)	USD	4,998	4,732,756
			$ 5,447,318
Paraguay — 0.8%
Paraguay Government Bonds:
7.90%, 2/9/31(4)	PYG	58,682,000	$ 7,206,626
7.90%, 2/9/31(6)	PYG	20,530,000	2,521,251
8.50%, 3/4/35(4)	PYG	49,102,000	6,060,721
			$ 15,788,598
Peru — 2.5%
Peru Government Bonds:
5.40%, 8/12/34	PEN	35,831	$ 9,014,756
6.90%, 8/12/37	PEN	67,631	18,259,882
7.60%, 8/12/39(4)(6)	PEN	82,178	23,349,308
			$ 50,623,946
Philippines — 0.9%
Philippines Government Bonds, 6.25%, 1/14/36	PHP	1,024,000	$ 17,945,493
			$ 17,945,493
Poland — 2.6%
Republic of Poland Government Bonds, 2.00%, 8/25/36(19)	PLN	219,092	$ 52,384,286
			$ 52,384,286
Security	Principal Amount (000's omitted)		Value
Serbia — 2.1%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,724,480	$ 16,304,538
7.00%, 10/26/31	RSD	2,392,160	26,016,822
			$ 42,321,360
Sri Lanka — 1.9%
Sri Lanka Government Bonds:
9.00%, 10/1/32	LKR	249,000	$ 746,744
9.00%, 6/1/33	LKR	40,000	118,364
9.00%, 11/1/33	LKR	2,129,000	6,263,840
10.25%, 9/15/34	LKR	579,000	1,780,301
11.00%, 10/15/28	LKR	880,000	3,019,575
11.00%, 9/15/29	LKR	242,000	824,149
11.00%, 10/15/30	LKR	329,000	1,114,977
11.50%, 12/15/28	LKR	241,000	838,061
11.50%, 12/15/32	LKR	374,000	1,274,591
11.75%, 6/15/29	LKR	85,000	296,886
Sri Lanka Government International Bonds:
1.00% to 12/15/25, 6/15/38(4)(18)	USD	4,348	2,825,960
3.10% to 7/15/27, 1/15/30(4)(18)	USD	4,315	3,547,588
3.35% to 9/15/27, 3/15/33(4)(18)	USD	6,501	4,551,028
3.60% to 12/15/27, 6/15/35(4)(18)	USD	4,390	2,861,833
3.60% to 11/15/27, 5/15/36(4)(18)	USD	3,047	2,140,344
3.60% to 8/15/27, 2/15/38(4)(18)	USD	6,096	4,312,967
4.00%, 4/15/28(4)	USD	3,798	3,508,810
			$ 40,026,018
Suriname — 1.5%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(4)	USD	14,208	$ 13,120,826
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(6)	USD	5,229	4,829,185
9.00%, Oil-Linked, 12/31/50(4)	USD	9,497	10,052,574
9.00%, Oil-Linked, 12/31/50(6)	USD	2,997	3,172,324
			$ 31,174,909
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(6)	USD	355	$ 348,311
			$ 348,311
Tunisia — 0.3%
Tunisian Republic:
3.50%, 2/3/33	JPY	300,000	$ 1,583,743
4.20%, 3/17/31	JPY	30,000	171,711

21
See Notes to Consolidated Financial Statements.

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April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Tunisia (continued)
Tunisian Republic: (continued)
4.30%, 8/2/30	JPY	20,000	$ 114,626
6.375%, 7/15/26(6)	EUR	4,054	4,457,324
			$ 6,327,404
Ukraine — 1.5%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(6)(18)	USD	4,736	$ 2,403,528
0.00% to 2/1/27, 2/1/36(6)(18)	USD	4,550	2,342,806
0.00%, GDP-Linked, 8/1/41(6)(21)	USD	30,825	22,021,195
1.75% to 8/1/25, 2/1/29(6)(18)	USD	780	489,723
1.75% to 8/1/25, 2/1/34(6)(18)	USD	3,779	1,925,400
1.75% to 8/1/25, 2/1/35(6)(18)	USD	1,096	547,288
1.75% to 8/1/25, 2/1/36(6)(18)	USD	1,745	847,420
			$ 30,577,360
Uzbekistan — 1.1%
National Bank of Uzbekistan, 19.875%, 7/5/27(6)	UZS	90,660,000	$ 7,089,753
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(6)	UZS	78,000,000	6,084,541
16.25%, 10/12/26(6)	UZS	112,430,000	8,838,960
16.625%, 5/29/27(6)	UZS	12,500,000	991,152
			$ 23,004,406
Venezuela — 0.4%
Venezuela Government International Bonds:
6.00%, 12/9/20(6)(7)	USD	4,547	$ 591,045
7.00%, 12/1/18(6)(7)	USD	1,428	190,995
7.00%, 3/31/38(6)(7)	USD	2,166	335,653
7.65%, 4/21/25(6)(7)	USD	3,794	559,615
7.75%, 10/13/19(6)(7)	USD	6,595	935,623
8.25%, 10/13/24(6)(7)	USD	9,502	1,401,530
9.00%, 5/7/23(6)(7)	USD	3,330	495,367
9.25%, 9/15/27(7)	USD	6,142	1,090,205
9.25%, 5/7/28(6)(7)	USD	2,365	390,241
9.375%, 1/13/34(7)	USD	1,027	218,238
11.75%, 10/21/26(6)(7)	USD	2,020	373,645
11.95%, 8/5/31(6)(7)	USD	2,612	437,443
12.75%, 8/23/22(6)(7)	USD	5,762	975,888
			$ 7,995,488
Security	Principal Amount (000's omitted)		Value
Zambia — 0.0%†
Zambia Government International Bonds, 0.50%, 12/31/53(6)	USD	926	$ 529,129
			$ 529,129
Total Sovereign Government Bonds (identified cost $938,760,690)			$ 956,157,666

Sovereign Loans — 2.6%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.5%
Commonwealth of the Bahamas, 9.447%, (3 mo. EURIBOR + 6.85%), 11/24/28(3)	EUR	8,010	$ 9,276,486
			$ 9,276,486
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 8.312%, (6 mo. EURIBOR + 5.75%), 1/6/28(3)	EUR	1,599	$ 1,820,496
			$ 1,820,496
Kenya — 0.0%†
Government of Kenya, Term Loan, 11.163%, (6 mo. USD Term SOFR + 6.45%), 6/29/25(3)	USD	768	$ 782,176
			$ 782,176
Tanzania — 2.0%
Government of the United Republic of Tanzania, Term Loan, 10.862%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(3)	USD	41,474	$ 40,391,975
			$ 40,391,975
Total Sovereign Loans (identified cost $52,854,158)			$ 52,271,133

U.S. Government Agency Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.256%, (COF + 1.254%), with maturity at 2029(22)	$3	$ 3,476
4.386%, (COF + 1.253%), with maturity at 2035(22)	53	51,820

22
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
4.50%, with maturity at 2035	$75	$ 74,138
4.624%, (COF + 1.251%), with maturity at 2030(22)	61	59,934
6.60%, with maturity at 2030	201	206,312
7.00%, with various maturities to 2035	329	332,982
7.121%, (1 yr. CMT + 2.335%), with maturity at 2036(22)	285	291,629
7.50%, with various maturities to 2035	648	679,206
8.00%, with various maturities to 2030	64	65,474
8.50%, with maturity at 2025	0(23)	62
9.00%, with maturity at 2027	0(23)	2
Federal National Mortgage Association:
4.191%, (COF + 1.254%), with maturity at 2034(22)	69	67,106
4.199%, (COF + 1.254%), with maturity at 2035(22)	34	33,841
4.289%, (COF + 1.299%), with maturity at 2033(22)	282	274,738
4.297%, (COF + 1.35%), with maturity at 2027(22)	11	11,000
5.134%, (COF + 1.793%), with maturity at 2035(22)	520	511,333
6.00%, with maturity at 2033	31	32,124
6.353%, (COF + 2.004%), with maturity at 2032(22)	103	105,170
6.40%, (1 yr. CMT + 2.15%), with maturity at 2028(22)	5	5,041
6.50%, with maturity at 2030	248	251,868
7.00%, with various maturities to 2031	281	287,744
7.50%, with maturity at 2027	0(23)	114
8.00%, with maturity at 2026	0(23)	22
8.50%, with various maturities to 2037	411	434,562
9.00%, with various maturities to 2032	13	13,847
11.50%, with maturity at 2031	43	46,903
Government National Mortgage Association:
6.50%, with maturity at 2032	94	97,399
7.00%, with various maturities to 2031	109	112,676
7.50%, with maturity at 2028	5	5,101
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $4,320,015)		$ 4,055,624

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(24)(25) Series 2018-2, Class A, 2.209%, 7/25/44(4)	$56,581	$ 2,878,192
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $14,872,650)		$ 2,878,192

Short-Term Investments — 38.1%
Affiliated Fund — 15.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(26)	308,237,322	$ 308,237,322
Total Affiliated Fund (identified cost $308,237,322)		$ 308,237,322

Repurchase Agreements — 4.6%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 1/9/25 with an interest rate of 4.05%, collateralized by USD 2,273,000 Bahrain Government International Bonds, 5.25%, due 1/25/33 and a market value, including accrued interest, of $2,087,146(27)	USD	2,080	$ 2,079,795
Dated 1/9/25 with an interest rate of 4.15%, collateralized by USD 1,037,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,106,729(27)	USD	1,132	1,131,626
Dated 2/4/25 with an interest rate of 4.00%, collateralized by USD 516,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $550,697(27)	USD	554	554,055
Dated 2/24/25 with an interest rate of 4.00%, collateralized by USD 5,518,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $3,406,462(27)	USD	3,545	3,545,315
Dated 3/12/25 with an interest rate of 4.10%, collateralized by USD 2,871,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $2,080,621(27)	USD	2,265	2,264,501

23
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Bank of America: (continued)
Dated 4/11/25 with an interest rate of 4.00%, collateralized by USD 3,213,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $1,995,787(27)	USD	1,876	$ 1,875,927
Barclays Bank PLC:
Dated 12/19/24 with an interest rate of 3.00%, collateralized by USD 1,137,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $1,182,428(27)	USD	1,259	1,259,227
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 2,972,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $2,545,332(27)	USD	2,604	2,604,215
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 4,548,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $4,051,675(27)	USD	4,412	4,411,560
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 2,273,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $1,878,833(27)	USD	2,031	2,031,494
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 3,410,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $3,196,427(27)	USD	3,274	3,273,600
Dated 1/3/25 with an interest rate of 3.75%, collateralized by USD 969,000 Panama Government International Bonds, 7.875%, due 3/1/57 and a market value, including accrued interest, of $952,691(27)	USD	1,008	1,007,760
Dated 2/6/25 with an interest rate of 4.00%, collateralized by USD 1,274,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,359,666(27)	USD	1,451	1,450,948
Dated 2/19/25 with an interest rate of 3.50%, collateralized by USD 3,409,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $3,593,635(27)	USD	3,899	3,899,044
Dated 3/3/25 with an interest rate of 3.90%, collateralized by USD 4,856,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $4,224,342(27)	USD	4,716	4,716,390
Dated 3/3/25 with an interest rate of 4.05%, collateralized by USD 2,342,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $1,514,115(27)	USD	1,657	1,656,965
Dated 4/11/25 with an interest rate of 4.13%, collateralized by USD 4,143,000 Ares Capital Corp., 5.80%, due 3/8/32 and a market value, including accrued interest, of $4,125,475(27)	USD	3,977	3,976,603
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 4/15/25 with an interest rate of 4.10%, collateralized by USD 987,000 Blackstone Private Credit Fund, 6.00%, due 11/22/34 and a market value, including accrued interest, of $968,783(27)	USD	996	$ 995,636
Dated 4/15/25 with an interest rate of 4.10%, collateralized by USD 1,036,000 Blue Owl Credit Income Corp., 6.65%, due 3/15/31 and a market value, including accrued interest, of $1,056,081(27)	USD	1,080	1,080,030
Dated 4/24/25 with an interest rate of 1.10%, collateralized by EUR 2,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,292,929(27)	EUR	2,113	2,393,147
Dated 4/24/25 with an interest rate of 1.25%, collateralized by EUR 1,200,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,289,350(27)	EUR	1,191	1,349,225
Dated 4/24/25 with an interest rate of 1.60%, collateralized by EUR 4,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $4,297,832(27)	EUR	3,970	4,497,417
Citibank, N.A.:
Dated 4/2/25 with an interest rate of 3.95%, collateralized by USD 1,000,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $869,922(27)	USD	840	840,125
Dated 4/3/25 with an interest rate of 3.95%, collateralized by USD 1,428,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $1,242,249(27)	USD	1,320	1,320,180
Dated 4/17/25 with an interest rate of 3.90%, collateralized by USD 2,273,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $2,363,816(27)	USD	2,468	2,467,569
Nomura International PLC:
Dated 12/19/24 with an interest rate of 3.90%, collateralized by USD 1,485,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $1,391,993(27)	USD	1,494	1,493,836
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 555,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $592,319(27)	USD	649	649,475
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 626,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $551,981(27)	USD	567	566,593

24
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 3/12/25 with an interest rate of 2.40%, collateralized by EUR 1,956,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,101,640(27)	USD	1,993	$ 1,992,970
Dated 3/19/25 with an interest rate of 3.25%, collateralized by USD 4,133,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $4,033,996(27)	USD	4,279	4,278,895
Dated 3/19/25 with an interest rate of 3.85%, collateralized by USD 5,257,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,635,410(27)	USD	4,835	4,835,389
Dated 3/19/25 with an interest rate of 4.00%, collateralized by USD 2,908,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $1,880,036(27)	USD	2,076	2,076,312
Dated 3/19/25 with an interest rate of 4.05%, collateralized by USD 1,103,000 Panama Government International Bonds, 4.50%, due 5/15/47 and a market value, including accrued interest, of $749,573(27)	USD	811	810,705
Dated 3/19/25 with an interest rate of 4.05%, collateralized by USD 1,104,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $681,539(27)	USD	762	762,174
Dated 3/19/25 with an interest rate of 4.05%, collateralized by USD 1,558,000 Panama Government International Bonds, 4.50%, due 1/19/63 and a market value, including accrued interest, of $972,951(27)	USD	1,043	1,042,886
Dated 3/19/25 with an interest rate of 4.05%, collateralized by USD 12,654,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $11,007,996(27)	USD	12,456	12,456,281
Dated 3/19/25 with an interest rate of 4.06%, collateralized by USD 1,065,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $688,528(27)	USD	760	760,410
Dated 4/11/25 with an interest rate of 3.60%, collateralized by USD 2,046,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $1,482,741(27)	USD	1,442	1,441,509
Dated 4/30/25 with an interest rate of 3.00%, collateralized by USD 4,133,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $4,033,996(27)	USD	4,225	4,224,649
Total Repurchase Agreements (identified cost $94,115,169)			$ 94,074,438

Sovereign Government Securities — 0.7%
Security	Principal Amount (000's omitted)		Value
Albania — 0.0%†
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	95,800	$ 1,075,358
			$ 1,075,358
Nigeria — 0.7%
Nigeria OMO Bills:
0.00%, 5/20/25	NGN	2,709,076	$ 1,670,815
0.00%, 5/27/25	NGN	7,150,997	4,384,202
0.00%, 6/10/25	NGN	433,890	262,998
0.00%, 6/17/25	NGN	3,523,673	2,124,025
0.00%, 8/19/25	NGN	1,614,712	928,848
0.00%, 9/30/25	NGN	1,792,318	1,005,114
0.00%, 10/7/25	NGN	4,328,765	2,418,068
0.00%, 2/24/26	NGN	238,404	121,961
0.00%, 2/25/26	NGN	1,280,817	658,865
			$ 13,574,896
Total Sovereign Government Securities (identified cost $15,132,632)			$ 14,650,254

U.S. Treasury Obligations — 17.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/1/25	$30,000	$ 30,000,000
0.00%, 5/15/25(28)	68,553	68,440,764
0.00%, 5/22/25(28)	85,675	85,463,207
0.00%, 5/29/25	101,700	101,366,609
0.00%, 6/5/25(28)	51,639	51,426,886
0.00%, 6/12/25	30,000	29,852,059
Total U.S. Treasury Obligations (identified cost $366,552,675)		$ 366,549,525
Total Short-Term Investments (identified cost $784,037,798)		$ 783,511,539

Total Purchased Options — 0.0%† (identified cost $1,907,360)	$ 1,343,446
Total Investments — 99.4% (identified cost $2,041,716,205)	$2,044,680,887
Total Written Options — (0.0)%† (premiums received $1,110,686)	$ (766,956)

25
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short — (6.2)%
Common Stocks — (0.0)%†
Security	Shares	Value
New Zealand — (0.0)%†
Kiwi Property Group Ltd.	(3,873)	$ (1,899)
Meridian Energy Ltd.	(794)	(2,584)
Ryman Healthcare Ltd.(5)	(42,945)	(56,329)
Total Common Stocks (proceeds $79,058)		$ (60,812)
Corporate Bonds — (0.3)%
Security	Principal Amount (000's omitted)		Value
United States — (0.3)%
ARES Capital Corp., 5.80%, 3/8/32	USD	(4,143)	$ (4,050,050)
Blackstone Private Credit Fund, 6.00%, 11/22/34(4)	USD	(987)	(942,627)
Blue Owl Credit Income Corp., 6.65%, 3/15/31	USD	(1,036)	(1,047,278)
Total Corporate Bonds (proceeds $5,870,236)			$ (6,039,955)
Exchange-Traded Funds — (2.4)%
Security	Shares	Value
United States — (2.4)%
iShares Broad USD High Yield Corporate Bond ETF	(802,332)	$ (29,365,351)
iShares JPMorgan USD Emerging Markets Bond ETF	(220,663)	(19,850,844)
Total Exchange-Traded Funds (proceeds $47,879,178)		$ (49,216,195)
Sovereign Government Bonds — (3.5)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(6)	USD	(2,972)	$ (2,518,881)
			$ (2,518,881)
Azerbaijan — (0.3)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(6)	USD	(5,883)	$ (5,153,074)
			$ (5,153,074)
Security	Principal Amount (000's omitted)		Value
Bahrain — (0.9)%
Bahrain Government International Bonds:
5.25%, 1/25/33(6)	USD	(2,273)	$ (2,055,325)
5.625%, 5/18/34(6)	USD	(4,895)	(4,463,751)
6.00%, 9/19/44(6)	USD	(2,273)	(1,862,922)
7.50%, 2/12/36(6)	USD	(3,410)	(3,490,121)
7.50%, 9/20/47(6)	USD	(4,133)	(3,998,693)
7.75%, 4/18/35(6)	USD	(3,409)	(3,584,095)
			$ (19,454,907)
Kazakhstan — (0.4)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(6)	USD	(4,548)	$ (4,041,205)
6.50%, 7/21/45(6)	USD	(3,382)	(3,548,347)
			$ (7,589,552)
Panama — (1.3)%
Panama Government International Bonds:
4.50%, 5/15/47	USD	(1,103)	$ (726,686)
4.50%, 4/16/50	USD	(4,815)	(3,103,893)
4.50%, 4/1/56	USD	(6,622)	(4,063,169)
4.50%, 1/19/63	USD	(1,558)	(953,086)
6.853%, 3/28/54	USD	(19,938)	(17,219,260)
7.875%, 3/1/57	USD	(969)	(939,973)
			$ (27,006,067)
Poland — (0.5)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(6)	EUR	(7,156)	$ (7,676,606)
2.75%, 5/25/32(6)	EUR	(2,000)	(2,234,720)
			$ (9,911,326)
Total Sovereign Government Bonds (proceeds $72,301,405)			$ (71,633,807)
Total Securities Sold Short (proceeds $126,129,877)			$(126,950,769)

Other Assets, Less Liabilities — 6.8%	$ 139,092,268
Net Assets — 100.0%	$2,056,055,430

26
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2025.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $139,239,672 or 6.8% of the Portfolio's net assets.
(5)	Non-income producing security.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $428,252,405 or 20.8% of the Portfolio's net assets.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	When-issued security.
(12)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(13)	Quantity held represents principal in USD.
(14)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(15)	Restricted security (see Note 5).
(16)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	Step coupon security. Interest rate represents the rate in effect at April 30, 2025.
(19)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(20)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(21)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(22)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2025.
(23)	Principal amount is less than $500.
(24)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(25)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2025 of all interest only securities comprising the trust.
(26)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2025.
(27)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(28)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	15,000,000	CNH	7.50	1/20/26	$ 91,170
Call USD vs. Put CNH	Goldman Sachs International	USD	14,000,000	CNH	7.50	2/4/26	91,280
27
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC)† (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	15,000,000	CNH	7.50	1/19/26	$ 90,780
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	8,000,000	CNH	7.45	1/22/26	56,728
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	2,670,000	CNH	7.50	2/4/26	17,408
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,600,000	INR	85.50	1/25/29	161,382
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,400,000	INR	85.50	1/25/29	86,898
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,000,000	INR	85.50	1/30/29	82,960
Total							$678,606
†	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Call Options (Exchange-Traded) — 0.0%†
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
ICE Brent Crude Oil Futures 09/2025	1,511	$ 95,374,320	$ 80.00	7/28/25	$664,840
Total					$664,840
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	15,000,000	CNH	7.80	1/20/26	$ (40,620)
Call USD vs. Put CNH	Goldman Sachs International	USD	14,000,000	CNH	7.80	2/4/26	(42,518)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	15,000,000	CNH	7.80	1/19/26	(40,335)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	8,000,000	CNH	7.80	1/22/26	(21,912)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	2,670,000	CNH	7.80	2/4/26	(8,109)
Call USD vs. Put KRW	Goldman Sachs International	USD	15,000,000	KRW	1,490.00	7/23/25	(68,760)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	19,000,000	KRW	1,490.00	7/23/25	(87,096)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	6,930,000	KRW	1,500.00	7/31/25	(29,127)
Put USD vs. Call CNH	Deutsche Bank AG	USD	15,000,000	CNH	6.80	1/20/26	(58,695)
Put USD vs. Call CNH	Goldman Sachs International	USD	14,000,000	CNH	6.85	2/4/26	(78,064)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	15,000,000	CNH	6.85	1/19/26	(74,790)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	8,000,000	CNH	6.80	1/22/26	(31,896)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	2,670,000	CNH	6.85	2/4/26	(14,888)
Put USD vs. Call KRW	Goldman Sachs International	USD	15,000,000	KRW	1,350.00	7/23/25	(60,900)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	19,000,000	KRW	1,350.00	7/23/25	(77,140)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	6,930,000	KRW	1,350.00	7/31/25	(32,106)
Total							$(766,956)
†	Amount is less than 0.05% or (0.05)%, as applicable.
28
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	3,407,400,000	USD	2,328,095	5/7/25	$ 68,950
USD	6,746,741	KRW	9,700,000,000	5/7/25	(77,037)
USD	8,281,871	KRW	11,897,736,000	5/7/25	(87,975)
IDR	73,496,800,000	USD	4,346,351	5/14/25	83,433
IDR	47,642,000,000	USD	2,801,152	5/14/25	70,317
IDR	47,642,000,000	USD	2,804,120	5/14/25	67,349
IDR	31,761,000,000	USD	1,868,294	5/14/25	45,998
IDR	32,800,300,000	USD	1,933,182	5/14/25	43,751
IDR	28,063,650,000	USD	1,653,234	5/14/25	38,212
IDR	13,228,650,000	USD	779,669	5/14/25	17,645
CLP	9,603,968,000	USD	9,953,020	6/18/25	186,464
CLP	3,388,000,000	USD	3,547,691	6/18/25	29,224
CLP	369,000,000	USD	386,703	6/18/25	2,872
CLP	80,032,000	USD	82,775	6/18/25	1,719
CLP	80,000,000	USD	82,759	6/18/25	1,701
CLP	80,000,000	USD	82,877	6/18/25	1,584
CLP	80,000,000	USD	82,915	6/18/25	1,546
CLP	80,000,000	USD	82,919	6/18/25	1,542
COP	51,161,974,000	USD	11,657,660	6/18/25	373,936
COP	16,994,580,000	USD	4,032,120	6/18/25	(35,559)
EUR	45,066,967	USD	48,577,233	6/18/25	2,614,805
EUR	45,734,004	USD	49,637,310	6/18/25	2,312,423
EUR	10,007,121	USD	10,786,576	6/18/25	580,618
EUR	9,832,647	USD	10,729,708	6/18/25	439,298
EUR	7,420,000	USD	7,997,944	6/18/25	430,512
EUR	5,687,032	USD	6,172,409	6/18/25	287,550
EUR	4,365,877	USD	4,738,496	6/18/25	220,749
EUR	2,332,184	USD	2,531,231	6/18/25	117,921
EUR	1,442,204	USD	1,554,538	6/18/25	83,677
EUR	1,033,222	USD	1,121,406	6/18/25	52,242
EUR	1,140,819	USD	1,244,899	6/18/25	50,969
IDR	102,641,000,000	USD	6,100,143	6/18/25	90,853
IDR	76,669,000,000	USD	4,562,273	6/18/25	62,170
IDR	76,790,000,000	USD	4,570,833	6/18/25	60,908
IDR	38,214,000,000	USD	2,273,019	6/18/25	31,934
IDR	25,553,100,000	USD	1,519,661	6/18/25	21,625
IDR	13,000,000,000	USD	773,717	6/18/25	10,403
INR	642,000,000	USD	7,304,585	6/18/25	258,658
INR	399,200,000	USD	4,545,662	6/18/25	157,215
INR	393,000,000	USD	4,475,572	6/18/25	154,264
INR	384,000,000	USD	4,374,075	6/18/25	149,735
INR	365,000,000	USD	4,157,175	6/18/25	142,799
INR	334,000,000	USD	3,794,257	6/18/25	140,515
INR	408,000,000	USD	4,685,078	6/18/25	121,469
29
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	409,000,000	USD	4,725,592	6/18/25	$ 92,736
INR	313,000,000	USD	3,606,406	6/18/25	80,969
INR	333,000,000	USD	3,868,494	6/18/25	54,496
INR	187,000,000	USD	2,153,882	6/18/25	49,119
INR	267,000,000	USD	3,100,325	6/18/25	45,136
INR	266,000,000	USD	3,089,610	6/18/25	44,070
INR	266,000,000	USD	3,089,786	6/18/25	43,894
INR	200,000,000	USD	2,322,880	6/18/25	33,270
INR	200,000,000	USD	2,323,825	6/18/25	32,326
INR	137,000,000	USD	1,589,512	6/18/25	24,452
INR	70,200,000	USD	814,858	6/18/25	12,151
KRW	8,582,344,000	USD	5,923,597	6/18/25	117,276
KRW	11,897,736,000	USD	8,303,894	6/18/25	70,592
KRW	9,700,000,000	USD	6,764,648	6/18/25	62,913
KRW	535,964,000	USD	371,965	6/18/25	5,285
PEN	28,890,000	USD	7,862,615	6/18/25	6,358
PHP	311,490,000	USD	5,453,037	6/18/25	125,622
PHP	300,780,000	USD	5,265,111	6/18/25	121,736
TWD	429,130,000	USD	13,108,409	6/18/25	385,860
TWD	215,000,000	USD	6,562,781	6/18/25	198,032
TWD	196,000,000	USD	5,989,122	6/18/25	174,225
TWD	131,000,000	USD	4,008,090	6/18/25	111,290
TWD	131,000,000	USD	4,015,080	6/18/25	104,300
TWD	131,000,000	USD	4,017,912	6/18/25	101,468
TWD	46,820,000	USD	1,421,994	6/18/25	50,291
TWD	26,000,000	USD	795,499	6/18/25	22,088
USD	684,713	CLP	660,289,000	6/18/25	(12,393)
USD	3,215,859	CLP	3,096,711,000	6/18/25	(53,525)
USD	929,531	COP	4,028,000,000	6/18/25	(17,721)
USD	1,039,259	COP	4,507,580,000	6/18/25	(20,774)
USD	925,562	COP	4,028,000,000	6/18/25	(21,690)
USD	1,016,431	COP	4,431,000,000	6/18/25	(25,593)
USD	11,517,779	COP	51,161,974,000	6/18/25	(513,818)
USD	67,089	EUR	61,480	6/18/25	(2,747)
USD	489,255	EUR	450,782	6/18/25	(22,793)
USD	572,290	EUR	524,443	6/18/25	(23,431)
USD	602,491	EUR	552,119	6/18/25	(24,667)
USD	992,441	EUR	920,725	6/18/25	(53,421)
USD	1,419,760	EUR	1,301,061	6/18/25	(58,128)
USD	1,606,315	EUR	1,480,000	6/18/25	(74,832)
USD	1,921,066	EUR	1,770,000	6/18/25	(89,495)
USD	2,246,670	EUR	2,070,000	6/18/25	(104,664)
USD	2,696,478	EUR	2,471,038	6/18/25	(110,400)
USD	3,873,496	EUR	3,549,651	6/18/25	(158,590)
30
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	4,420,435	EUR	4,050,863	6/18/25	$ (180,983)
USD	4,422,184	EUR	4,052,466	6/18/25	(181,054)
USD	3,406,854	EUR	3,160,669	6/18/25	(183,383)
USD	3,686,061	EUR	3,419,701	6/18/25	(198,413)
USD	5,018,796	EUR	4,599,198	6/18/25	(205,481)
USD	4,255,447	EUR	3,947,942	6/18/25	(229,061)
USD	5,671,794	EUR	5,197,602	6/18/25	(232,216)
USD	5,466,023	EUR	5,036,194	6/18/25	(254,642)
USD	5,766,711	EUR	5,350,000	6/18/25	(310,409)
USD	8,740,776	EUR	8,010,000	6/18/25	(357,867)
USD	9,751,982	EUR	8,936,664	6/18/25	(399,268)
USD	10,839,458	EUR	9,933,222	6/18/25	(443,792)
USD	10,045,935	EUR	9,320,000	6/18/25	(540,750)
USD	13,632,125	EUR	12,492,407	6/18/25	(558,130)
USD	12,476,133	EUR	11,495,053	6/18/25	(581,218)
USD	14,538,169	EUR	13,322,700	6/18/25	(595,225)
USD	16,835,961	EUR	15,428,385	6/18/25	(689,302)
USD	22,723,201	EUR	20,823,420	6/18/25	(930,339)
USD	26,019,199	EUR	23,843,855	6/18/25	(1,065,285)
USD	34,218,721	EUR	31,357,853	6/18/25	(1,400,992)
USD	42,927,696	EUR	39,338,711	6/18/25	(1,757,557)
USD	49,178,557	EUR	45,066,967	6/18/25	(2,013,481)
USD	50,420,532	EUR	46,205,106	6/18/25	(2,064,330)
USD	53,505,836	EUR	49,032,462	6/18/25	(2,190,650)
USD	13,474,780	IDR	221,751,767,000	6/18/25	99,383
USD	7,295,481	IDR	119,624,000,000	6/18/25	80,122
USD	7,290,590	IDR	119,624,000,000	6/18/25	75,231
USD	11,400,927	IDR	188,224,000,000	6/18/25	47,823
USD	4,939,274	IDR	81,541,000,000	6/18/25	20,967
USD	3,297,483	IDR	54,359,000,000	6/18/25	18,712
USD	3,689,811	IDR	60,874,500,000	6/18/25	18,045
USD	3,294,517	IDR	54,376,000,000	6/18/25	14,720
USD	4,513,612	IDR	74,610,000,000	6/18/25	13,361
USD	3,063,161	IDR	50,680,000,000	6/18/25	6,296
USD	3,114,651	IDR	51,616,000,000	6/18/25	1,330
USD	3,118,783	IDR	51,771,800,000	6/18/25	(3,936)
USD	1,875,756	IDR	31,209,200,000	6/18/25	(6,689)
USD	3,899,201	IDR	64,871,000,000	6/18/25	(13,623)
USD	234,153	INR	20,532,875	6/18/25	(7,740)
USD	3,808,872	INR	334,000,000	6/18/25	(125,899)
USD	10,184,979	INR	877,000,000	6/18/25	(146,741)
USD	7,067,138	KRW	10,000,000,000	6/18/25	28,416
USD	6,067,924	KRW	8,582,344,000	6/18/25	27,051
USD	1,683,274	KRW	2,385,199,616	6/18/25	4,399
31
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,063,880	KRW	1,507,693,430	6/18/25	$ 2,657
USD	811,667	KRW	1,186,000,000	6/18/25	(23,125)
USD	14,458,256	KRW	20,947,700,000	6/18/25	(286,247)
USD	18,178,390	PEN	66,522,000	6/18/25	59,324
USD	7,289,847	PEN	26,609,000	6/18/25	42,166
USD	10,892,073	PEN	39,914,000	6/18/25	20,415
USD	52,880	PEN	198,000	6/18/25	(1,050)
USD	267,652	PEN	1,000,000	6/18/25	(4,725)
USD	241,701	PEN	905,000	6/18/25	(4,801)
USD	2,817,460	PEN	10,362,900	6/18/25	(5,156)
USD	12,408,485	PEN	45,593,118	6/18/25	(10,034)
USD	7,152,355	PEN	26,787,000	6/18/25	(143,809)
USD	1,011,069	PHP	58,000,000	6/18/25	(27,687)
USD	1,625,249	PHP	93,000,000	6/18/25	(40,343)
USD	1,865,249	PHP	107,000,000	6/18/25	(51,078)
USD	2,988,361	PHP	171,000,000	6/18/25	(74,179)
USD	3,153,859	PHP	180,611,397	6/18/25	(80,818)
USD	2,963,479	PHP	170,000,000	6/18/25	(81,151)
USD	4,735,941	PHP	271,000,000	6/18/25	(117,559)
USD	5,837,064	PHP	334,270,000	6/18/25	(149,575)
USD	9,237,464	PHP	529,000,000	6/18/25	(236,711)
					$(8,415,829)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,406,790	KZT	2,860,192,154	Citibank, N.A.	5/2/25	$ —	$ (153,242)
KES	261,304,500	USD	1,914,319	Standard Chartered Bank	5/5/25	104,451	—
USD	2,034,229	EUR	1,786,187	Standard Chartered Bank	5/5/25	10,746	—
USD	845,646	KES	130,652,250	Standard Chartered Bank	5/5/25	—	(163,739)
USD	845,646	KES	130,652,250	Standard Chartered Bank	5/5/25	—	(163,739)
KZT	601,243,816	USD	1,183,455	Deutsche Bank AG	5/6/25	—	(15,009)
KZT	1,127,621,751	USD	2,132,618	JPMorgan Chase Bank, N.A.	5/6/25	58,781	—
KRW	10,798,136,000	USD	7,372,323	Standard Chartered Bank	5/7/25	223,974	—
KRW	7,392,200,000	USD	5,044,229	Standard Chartered Bank	5/7/25	156,053	—
USD	5,180,601	KRW	7,392,200,000	Standard Chartered Bank	5/7/25	—	(19,680)
USD	7,567,549	KRW	10,798,136,000	Standard Chartered Bank	5/7/25	—	(28,748)
EUR	1,393,014	USD	1,584,772	UBS AG	5/8/25	—	(6,409)
EUR	4,520,117	USD	4,885,159	Bank of America, N.A.	5/9/25	236,697	—
EUR	977,000	USD	1,113,170	Bank of America, N.A.	5/9/25	—	(6,107)
EUR	2,310,050	USD	2,502,590	Barclays Bank PLC	5/9/25	114,984	—
32
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	4,089,465	USD	4,652,885	Barclays Bank PLC	5/9/25	$ —	$ (19,011)
EUR	2,641,615	USD	2,866,683	Citibank, N.A.	5/9/25	126,596	—
EUR	1,054,000	USD	1,197,274	Goldman Sachs International	5/9/25	—	(2,961)
EUR	49,952	USD	55,378	JPMorgan Chase Bank, N.A.	5/9/25	1,224	—
EUR	846,882	USD	961,283	JPMorgan Chase Bank, N.A.	5/9/25	—	(1,660)
EUR	1,315,000	USD	1,495,824	JPMorgan Chase Bank, N.A.	5/9/25	—	(5,765)
EUR	696,299	USD	790,480	Standard Chartered Bank	5/9/25	—	(1,485)
EUR	1,314,000	USD	1,497,083	Standard Chartered Bank	5/9/25	—	(8,157)
EUR	1,786,187	USD	2,034,721	Standard Chartered Bank	5/9/25	—	(10,748)
EUR	2,349,950	USD	2,546,038	State Street Bank and Trust Company	5/9/25	116,748	—
EUR	816,400	USD	887,929	UBS AG	5/9/25	37,155	—
EUR	1,092,541	USD	1,206,636	UBS AG	5/9/25	31,350	—
EUR	694,144	USD	788,676	UBS AG	5/9/25	—	(2,124)
USD	1,243,786	EUR	1,137,021	Bank of America, N.A.	5/9/25	—	(44,601)
USD	2,438,733	EUR	2,150,000	Citibank, N.A.	5/9/25	2,515	—
USD	110,625	EUR	98,290	HSBC Bank USA, N.A.	5/9/25	—	(749)
USD	1,242,769	EUR	1,132,544	HSBC Bank USA, N.A.	5/9/25	—	(40,545)
USD	2,257,808	EUR	2,055,725	JPMorgan Chase Bank, N.A.	5/9/25	—	(71,585)
USD	1,423,428	EUR	1,300,000	Standard Chartered Bank	5/9/25	—	(49,634)
USD	1,768,235	EUR	1,552,384	State Street Bank and Trust Company	5/9/25	9,190	—
USD	3,847,432	EUR	3,388,035	State Street Bank and Trust Company	5/9/25	8,365	—
USD	2,683,491	EUR	2,455,206	State Street Bank and Trust Company	5/9/25	—	(98,563)
USD	1,584,865	EUR	1,393,014	UBS AG	5/9/25	6,407	—
USD	270,604	EUR	237,331	UBS AG	5/9/25	1,678	—
USD	131,426	EUR	117,148	UBS AG	5/9/25	—	(1,318)
USD	165,754	EUR	147,838	UBS AG	5/9/25	—	(1,765)
USD	272,515	EUR	242,870	UBS AG	5/9/25	—	(2,687)
USD	898,674	EUR	818,843	UBS AG	5/9/25	—	(29,177)
USD	2,724,880	EUR	2,482,770	UBS AG	5/9/25	—	(88,408)
USD	3,790,061	EUR	3,455,310	UBS AG	5/9/25	—	(125,237)
KZT	204,782,217	USD	393,207	Bank of America, N.A.	5/12/25	4,081	—
TRY	201,100,415	USD	5,162,021	Standard Chartered Bank	5/12/25	18,844	—
USD	4,844,587	TRY	201,100,415	Standard Chartered Bank	5/12/25	—	(336,278)
IDR	51,504,000,000	USD	3,027,303	Standard Chartered Bank	5/14/25	76,936	—
KZT	715,402,262	USD	1,404,264	JPMorgan Chase Bank, N.A.	5/14/25	—	(17,137)
USD	10,221,440	INR	887,340,000	Standard Chartered Bank	5/15/25	—	(268,777)
KZT	1,113,818,048	USD	2,139,695	Deutsche Bank AG	5/16/25	18,708	—
KZT	1,265,888,346	USD	2,478,004	Bank of America, N.A.	5/19/25	—	(27,009)
KZT	609,729,705	USD	1,197,897	Goldman Sachs International	5/19/25	—	(17,347)
KZT	2,261,360,602	USD	4,442,752	Goldman Sachs International	5/19/25	—	(64,337)
RUB	47,939,139	USD	496,779	JPMorgan Chase Bank, N.A.	5/19/25	82,106	—
RUB	28,912,517	USD	298,067	JPMorgan Chase Bank, N.A.	5/19/25	51,063	—
USD	2,682,841	EGP	142,592,982	Goldman Sachs International	5/19/25	—	(103,920)
USD	2,588,530	KZT	1,330,504,309	Goldman Sachs International	5/19/25	12,426	—
33
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,909,501	KZT	1,528,215,550	Goldman Sachs International	5/19/25	$ —	$ (49,408)
USD	859,158	RUB	76,851,656	JPMorgan Chase Bank, N.A.	5/19/25	—	(68,858)
KZT	952,577,000	USD	1,854,525	Bank of America, N.A.	5/21/25	—	(11,209)
KZT	1,123,228,381	USD	2,149,308	Bank of America, N.A.	5/27/25	20,527	—
KZT	318,669,761	USD	616,114	Citibank, N.A.	5/27/25	—	(513)
RUB	181,218,006	USD	1,995,518	JPMorgan Chase Bank, N.A.	5/27/25	180,557	—
RUB	46,146,361	USD	498,880	JPMorgan Chase Bank, N.A.	5/27/25	55,248	—
RUB	45,398,042	USD	498,880	JPMorgan Chase Bank, N.A.	5/27/25	46,262	—
USD	958,960	EGP	49,856,323	HSBC Bank USA, N.A.	5/27/25	—	(11,741)
USD	125,971	RUB	11,104,331	JPMorgan Chase Bank, N.A.	5/27/25	—	(7,371)
USD	638,212	RUB	55,971,192	JPMorgan Chase Bank, N.A.	5/27/25	—	(33,893)
USD	1,276,424	RUB	111,048,886	JPMorgan Chase Bank, N.A.	5/27/25	—	(57,057)
USD	1,051,533	RUB	94,638,000	JPMorgan Chase Bank, N.A.	5/27/25	—	(84,885)
KZT	715,402,261	USD	1,398,773	JPMorgan Chase Bank, N.A.	5/28/25	—	(17,162)
RUB	18,298,903	USD	199,552	JPMorgan Chase Bank, N.A.	5/28/25	20,029	—
USD	203,434	RUB	18,298,903	JPMorgan Chase Bank, N.A.	5/28/25	—	(16,147)
KZT	883,826,000	USD	1,700,319	JPMorgan Chase Bank, N.A.	5/30/25	5,588	—
KZT	883,826,000	USD	1,701,301	JPMorgan Chase Bank, N.A.	5/30/25	4,606	—
USD	1,868,095	KZT	960,481,104	Deutsche Bank AG	5/30/25	14,233	—
USD	747,238	KZT	385,948,451	Deutsche Bank AG	5/30/25	2,304	—
RUB	47,019,400	USD	498,880	JPMorgan Chase Bank, N.A.	6/3/25	62,989	—
USD	520,991	RUB	47,019,400	JPMorgan Chase Bank, N.A.	6/3/25	—	(40,878)
EUR	9,208,985	SEK	101,652,000	UBS AG	6/5/25	—	(84,873)
KZT	715,402,262	USD	1,395,498	JPMorgan Chase Bank, N.A.	6/5/25	—	(17,021)
SEK	101,652,000	EUR	9,091,087	UBS AG	6/5/25	218,684	—
USD	9,983,508	OMR	3,844,000	Standard Chartered Bank	6/9/25	—	(48)
UZS	3,152,164,000	USD	219,778	JPMorgan Chase Bank, N.A.	6/9/25	20,595	—
EUR	2,621,709	ISK	383,320,125	Bank of America, N.A.	6/11/25	5,945	—
EUR	2,184,198	ISK	319,351,559	Bank of America, N.A.	6/11/25	4,953	—
EUR	2,612,527	ISK	382,029,875	Citibank, N.A.	6/11/25	5,520	—
EUR	2,176,548	ISK	318,276,627	Citibank, N.A.	6/11/25	4,598	—
EUR	2,037,027	ISK	297,874,500	Citibank, N.A.	6/11/25	4,304	—
ISK	60,164,888	EUR	411,496	Bank of America, N.A.	6/11/25	—	(933)
ISK	765,350,000	EUR	5,247,515	Bank of America, N.A.	6/11/25	—	(26,541)
ISK	7,228,071	EUR	49,534	Citibank, N.A.	6/11/25	—	(224)
ISK	59,962,374	EUR	410,055	Citibank, N.A.	6/11/25	—	(866)
CZK	244,900,000	EUR	9,787,544	HSBC Bank USA, N.A.	6/16/25	12,639	—
EUR	9,728,001	CZK	244,900,000	Barclays Bank PLC	6/16/25	—	(80,265)
RUB	95,419,463	USD	1,042,836	ICBC Standard Bank plc	6/16/25	88,258	—
RUB	94,815,000	USD	1,042,840	ICBC Standard Bank plc	6/16/25	81,089	—
RUB	94,741,000	USD	1,042,829	ICBC Standard Bank plc	6/16/25	80,223	—
USD	1,105,194	RUB	96,814,965	ICBC Standard Bank plc	6/16/25	—	(42,442)
USD	1,081,267	RUB	95,908,404	ICBC Standard Bank plc	6/16/25	—	(55,622)
USD	1,030,750	RUB	92,252,094	ICBC Standard Bank plc	6/16/25	—	(62,798)
34
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RUB	93,751,043	USD	1,042,837	ICBC Standard Bank plc	6/17/25	$ 67,809	$ —
USD	1,070,217	RUB	93,751,043	ICBC Standard Bank plc	6/17/25	—	(40,429)
AUD	33,540,000	USD	20,054,404	Bank of America, N.A.	6/18/25	1,440,722	—
AUD	11,608,000	USD	7,308,795	BNP Paribas	6/18/25	130,544	—
AUD	8,701,000	USD	5,478,448	BNP Paribas	6/18/25	97,852	—
AUD	1,000,000	USD	629,634	BNP Paribas	6/18/25	11,246	—
AUD	750,000	USD	472,226	BNP Paribas	6/18/25	8,435	—
AUD	18,952,000	USD	11,951,232	Standard Chartered Bank	6/18/25	194,732	—
AUD	14,207,042	USD	8,959,036	Standard Chartered Bank	6/18/25	145,978	—
CAD	4,250,000	USD	2,963,891	BNP Paribas	6/18/25	126,392	—
CAD	3,713,000	USD	2,589,395	BNP Paribas	6/18/25	110,422	—
CAD	3,188,000	USD	2,209,304	BNP Paribas	6/18/25	108,771	—
CAD	3,575,000	USD	2,493,096	BNP Paribas	6/18/25	106,377	—
CAD	2,785,000	USD	1,930,023	BNP Paribas	6/18/25	95,021	—
CAD	3,122,000	USD	2,177,188	BNP Paribas	6/18/25	92,897	—
CAD	2,657,000	USD	1,853,325	BNP Paribas	6/18/25	78,646	—
CAD	2,320,000	USD	1,618,259	BNP Paribas	6/18/25	68,671	—
CZK	5,578,827	EUR	222,622	Barclays Bank PLC	6/18/25	654	—
CZK	1,143,661,098	EUR	45,589,616	Deutsche Bank AG	6/18/25	188,395	—
EUR	45,832,558	CZK	1,149,239,925	Barclays Bank PLC	6/18/25	—	(165,967)
EUR	23,654,633	PLN	102,386,242	Barclays Bank PLC	6/18/25	—	(185,335)
EUR	27,035,288	PLN	117,019,000	Barclays Bank PLC	6/18/25	—	(211,822)
EUR	1,502,520	PLN	6,320,000	Citibank, N.A.	6/18/25	36,710	—
EUR	41,197,077	PLN	173,611,694	JPMorgan Chase Bank, N.A.	6/18/25	920,461	—
EUR	18,881,524	PLN	79,570,045	JPMorgan Chase Bank, N.A.	6/18/25	421,867	—
EUR	3,908,672	PLN	16,434,892	JPMorgan Chase Bank, N.A.	6/18/25	97,091	—
EUR	1,082,228	PLN	4,577,537	UBS AG	6/18/25	19,730	—
EUR	1,273,304	PLN	5,490,000	UBS AG	6/18/25	—	(4,336)
ILS	94,816,048	USD	25,292,913	Barclays Bank PLC	6/18/25	792,089	—
JPY	676,000,000	USD	4,593,945	Bank of America, N.A.	6/18/25	159,026	—
JPY	474,000,000	USD	3,221,198	Bank of America, N.A.	6/18/25	111,507	—
JPY	784,866,653	USD	5,375,530	Goldman Sachs International	6/18/25	142,885	—
JPY	550,410,000	USD	3,769,743	Goldman Sachs International	6/18/25	100,202	—
JPY	1,257,136,669	USD	8,603,388	Standard Chartered Bank	6/18/25	235,569	—
MXN	7,000,000	USD	342,692	Bank of America, N.A.	6/18/25	12,155	—
MXN	370,085,000	USD	17,981,789	Barclays Bank PLC	6/18/25	778,738	—
MXN	5,000,000	USD	243,678	Barclays Bank PLC	6/18/25	9,785	—
MXN	203,911,000	USD	9,971,686	Goldman Sachs International	6/18/25	365,069	—
MXN	186,000,000	USD	8,910,845	Standard Chartered Bank	6/18/25	517,957	—
MXN	209,000,000	USD	10,144,178	Standard Chartered Bank	6/18/25	450,551	—
MXN	61,692,000	USD	2,994,328	Standard Chartered Bank	6/18/25	132,992	—
MXN	3,900,000	USD	190,896	Standard Chartered Bank	6/18/25	6,805	—
MXN	150,799,000	USD	7,212,502	UBS AG	6/18/25	431,873	—
MYR	19,318,000	USD	4,371,182	Barclays Bank PLC	6/18/25	113,574	—
35
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	7,700,000	USD	1,740,506	Goldman Sachs International	6/18/25	$ 47,081	$ —
MYR	120,000	USD	27,279	Goldman Sachs International	6/18/25	580	—
MYR	36,880,000	USD	8,380,866	State Street Bank and Trust Company	6/18/25	180,982	—
MYR	5,200,000	USD	1,180,530	State Street Bank and Trust Company	6/18/25	26,672	—
NOK	108,500,000	EUR	9,137,612	UBS AG	6/18/25	49,939	—
NOK	54,130,000	EUR	4,586,278	UBS AG	6/18/25	—	(6,412)
NZD	1,979,637	USD	1,152,994	Goldman Sachs International	6/18/25	24,584	—
NZD	14,699,523	USD	8,461,464	HSBC Bank USA, N.A.	6/18/25	282,479	—
NZD	23,461,312	USD	13,658,824	UBS AG	6/18/25	297,030	—
PLN	310,087	EUR	72,884	Bank of America, N.A.	6/18/25	—	(852)
PLN	8,635,213	EUR	2,012,384	Bank of America, N.A.	6/18/25	—	(4,090)
PLN	9,471,131	EUR	2,246,657	Bank of America, N.A.	6/18/25	—	(49,318)
PLN	3,403,982	EUR	810,677	Barclays Bank PLC	6/18/25	—	(21,378)
PLN	102,386,242	EUR	24,057,483	Barclays Bank PLC	6/18/25	—	(272,266)
PLN	34,838,701	EUR	8,278,785	Goldman Sachs International	6/18/25	—	(198,065)
PLN	82,180,299	EUR	19,500,922	JPMorgan Chase Bank, N.A.	6/18/25	—	(435,707)
PLN	3,628,904	EUR	843,593	UBS AG	6/18/25	667	—
PLN	8,841,695	EUR	2,060,016	UBS AG	6/18/25	—	(3,635)
PLN	9,451,186	EUR	2,241,547	UBS AG	6/18/25	—	(48,784)
SAR	5,828,000	USD	1,551,021	Standard Chartered Bank	6/18/25	1,799	—
SEK	46,290,000	EUR	4,239,089	JPMorgan Chase Bank, N.A.	6/18/25	—	(13,219)
SEK	104,670,000	EUR	9,426,906	UBS AG	6/18/25	150,076	—
SGD	8,587,046	USD	6,409,688	Barclays Bank PLC	6/18/25	181,063	—
SGD	16,000,000	USD	12,027,878	BNP Paribas	6/18/25	252,481	—
SGD	23,324,000	USD	17,533,111	Standard Chartered Bank	6/18/25	368,582	—
SGD	7,420,000	USD	5,519,950	Standard Chartered Bank	6/18/25	175,066	—
SGD	2,180,000	USD	1,622,784	Standard Chartered Bank	6/18/25	50,414	—
SGD	1,360,000	USD	1,018,906	Standard Chartered Bank	6/18/25	24,925	—
USD	625,058	AUD	982,877	UBS AG	6/18/25	—	(4,849)
USD	14,426,280	AUD	22,675,165	UBS AG	6/18/25	—	(105,787)
USD	17,699,754	BHD	6,766,439	Standard Chartered Bank	6/18/25	—	(237,799)
USD	4,304,594	CAD	5,957,000	Citibank, N.A.	6/18/25	—	(26,892)
USD	9,564,843	CAD	13,670,000	Citibank, N.A.	6/18/25	—	(374,960)
USD	4,328,265	CAD	5,983,000	Standard Chartered Bank	6/18/25	—	(22,125)
USD	31,476,793	CNH	227,391,500	Citibank, N.A.	6/18/25	94,229	—
USD	4,999,792	CNH	36,000,000	Citibank, N.A.	6/18/25	31,390	—
USD	5,264,049	CNH	38,000,000	Citibank, N.A.	6/18/25	19,625	—
USD	10,665,095	CNH	77,000,000	HSBC Bank USA, N.A.	6/18/25	38,236	—
USD	750,459	CNH	5,400,000	HSBC Bank USA, N.A.	6/18/25	5,198	—
USD	6,408,738	CNH	46,000,000	Standard Chartered Bank	6/18/25	60,225	—
USD	1,422,304	CNH	10,290,000	Standard Chartered Bank	6/18/25	2,169	—
USD	10,150,515	CNH	74,250,000	Standard Chartered Bank	6/18/25	—	(96,814)
USD	25,050,210	ILS	94,816,048	Barclays Bank PLC	6/18/25	—	(1,034,792)
USD	1,316,149	JPY	192,167,417	Goldman Sachs International	6/18/25	—	(34,984)
36
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,223,215	JPY	1,024,410,000	Standard Chartered Bank	6/18/25	$ 20,565	$ —
USD	49	MXN	1,000	Deutsche Bank AG	6/18/25	—	(2)
USD	974,391	MXN	19,178,000	Goldman Sachs International	6/18/25	2,210	—
USD	771,971	MXN	15,211,000	Goldman Sachs International	6/18/25	888	—
USD	771,381	MXN	15,211,000	Goldman Sachs International	6/18/25	298	—
USD	7,388,557	MXN	150,000,000	Standard Chartered Bank	6/18/25	—	(215,315)
USD	7,720,017	MXN	156,629,600	Standard Chartered Bank	6/18/25	—	(219,926)
USD	13,953,131	MXN	286,628,000	Standard Chartered Bank	6/18/25	—	(576,754)
USD	13,956,435	MXN	287,000,000	Standard Chartered Bank	6/18/25	—	(592,307)
USD	17,248,037	MXN	352,377,397	Standard Chartered Bank	6/18/25	—	(614,848)
USD	4,457,818	MYR	20,000,000	Credit Agricole Corporate and Investment Bank	6/18/25	—	(185,267)
USD	1,342,462	MYR	6,000,000	Goldman Sachs International	6/18/25	—	(50,463)
USD	1,340,842	MYR	6,000,000	Goldman Sachs International	6/18/25	—	(52,083)
USD	2,283,454	MYR	10,218,000	Goldman Sachs International	6/18/25	—	(88,698)
USD	3,840,817	MYR	17,160,000	Goldman Sachs International	6/18/25	—	(142,950)
USD	4,419,926	MYR	19,830,000	Goldman Sachs International	6/18/25	—	(183,692)
USD	5,598,101	MYR	25,000,000	Goldman Sachs International	6/18/25	—	(205,755)
USD	8,363,472	MYR	37,000,000	Goldman Sachs International	6/18/25	—	(226,235)
USD	1,787,510	MYR	8,000,000	State Street Bank and Trust Company	6/18/25	—	(69,724)
USD	1,787,310	MYR	8,000,000	State Street Bank and Trust Company	6/18/25	—	(69,924)
USD	4,255,319	MYR	19,000,000	State Street Bank and Trust Company	6/18/25	—	(155,611)
USD	6,094,708	MYR	27,350,000	State Street Bank and Trust Company	6/18/25	—	(254,711)
USD	4,572,799	NZD	7,968,700	Australia and New Zealand Banking Group Limited	6/18/25	—	(167,346)
USD	86,282	NZD	148,744	Bank of America, N.A.	6/18/25	—	(2,198)
USD	3,400,094	NZD	5,875,529	Bank of America, N.A.	6/18/25	—	(94,937)
USD	3,270,319	NZD	5,690,479	Bank of America, N.A.	6/18/25	—	(114,636)
USD	5,039,310	NZD	8,708,175	Bank of America, N.A.	6/18/25	—	(140,708)
USD	5,815,399	NZD	10,191,756	Bank of America, N.A.	6/18/25	—	(247,120)
USD	50,594	NZD	87,649	Citibank, N.A.	6/18/25	—	(1,543)
USD	3,626,795	NZD	6,266,470	Citibank, N.A.	6/18/25	—	(100,786)
USD	3,442,065	NZD	6,052,430	Citibank, N.A.	6/18/25	—	(158,195)
USD	11,203,275	NZD	19,465,338	Citibank, N.A.	6/18/25	—	(375,591)
USD	36,685	NZD	62,861	HSBC Bank USA, N.A.	6/18/25	—	(708)
USD	121,517	NZD	211,104	HSBC Bank USA, N.A.	6/18/25	—	(4,057)
USD	14,644,535	NZD	25,440,949	HSBC Bank USA, N.A.	6/18/25	—	(488,896)
USD	15,578,921	NZD	27,064,194	HSBC Bank USA, N.A.	6/18/25	—	(520,090)
USD	1,454,419	NZD	2,420,053	Standard Chartered Bank	6/18/25	14,862	—
USD	1,355,498	NZD	2,424,135	Standard Chartered Bank	6/18/25	—	(86,487)
USD	2,784,139	NZD	4,850,661	Standard Chartered Bank	6/18/25	—	(101,255)
USD	3,679,327	NZD	6,431,569	UBS AG	6/18/25	—	(146,462)
USD	20,182,683	NZD	36,290,000	UBS AG	6/18/25	—	(1,404,256)
USD	5,911,596	SAR	22,308,000	Standard Chartered Bank	6/18/25	—	(32,179)
USD	204	SGD	267	Citibank, N.A.	6/18/25	—	(1)
37
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,287,973	SGD	3,000,000	Citibank, N.A.	6/18/25	$ —	$ (14,594)
USD	2,839,160	SGD	3,721,000	Citibank, N.A.	6/18/25	—	(16,791)
USD	877,427	SGD	1,150,000	JPMorgan Chase Bank, N.A.	6/18/25	—	(5,224)
USD	945,554	SGD	1,240,000	Standard Chartered Bank	6/18/25	—	(6,173)
USD	3,051,148	SGD	4,000,000	Standard Chartered Bank	6/18/25	—	(18,942)
USD	3,814,013	SGD	5,000,000	UBS AG	6/18/25	—	(23,599)
USD	42,616,862	ZAR	832,236,153	Barclays Bank PLC	6/18/25	—	(1,970,334)
USD	49,291,853	ZAR	914,169,509	HSBC Bank USA, N.A.	6/18/25	315,063	—
USD	38,633,621	ZAR	716,501,335	HSBC Bank USA, N.A.	6/18/25	246,938	—
ZAR	257,901,593	USD	13,219,512	Bank of America, N.A.	6/18/25	597,610	—
ZAR	1,099,997,698	USD	56,782,867	Barclays Bank PLC	6/18/25	2,149,700	—
ZAR	36,415,623	USD	1,921,137	Barclays Bank PLC	6/18/25	29,837	—
ZAR	26,000,000	USD	1,393,206	Barclays Bank PLC	6/18/25	—	(252)
ZAR	324,374,303	USD	17,250,866	BNP Paribas	6/18/25	127,543	—
ZAR	48,614,623	USD	2,490,086	Citibank, N.A.	6/18/25	114,451	—
ZAR	91,048,071	USD	4,758,021	Goldman Sachs International	6/18/25	119,895	—
ZAR	321,276,096	USD	17,003,593	HSBC Bank USA, N.A.	6/18/25	208,829	—
ZAR	257,278,990	USD	13,189,229	Standard Chartered Bank	6/18/25	594,538	—
TRY	143,456,878	USD	3,465,170	Standard Chartered Bank	6/23/25	58,124	—
USD	3,415,613	TRY	143,456,878	Standard Chartered Bank	6/23/25	—	(107,681)
UZS	5,267,367,000	USD	367,961	Standard Chartered Bank	6/23/25	31,930	—
TRY	20,905,375	USD	495,887	Standard Chartered Bank	6/24/25	16,999	—
USD	490,144	TRY	20,905,375	Standard Chartered Bank	6/24/25	—	(22,743)
USD	483,104	EGP	26,077,949	Standard Chartered Bank	6/25/25	—	(17,920)
UZS	8,036,734,000	USD	563,191	ICBC Standard Bank plc	6/27/25	46,176	—
UZS	8,076,175,636	USD	563,192	ICBC Standard Bank plc	6/30/25	48,586	—
USD	29,770,005	BRL	175,000,000	Citibank, N.A.	7/1/25	—	(658,228)
USD	483,104	EGP	26,247,035	Standard Chartered Bank	7/9/25	—	(17,985)
MXN	324,137,000	USD	15,800,000	JPMorgan Chase Bank, N.A.	7/22/25	559,937	—
MXN	191,790,000	USD	8,973,375	Standard Chartered Bank	7/22/25	706,705	—
USD	10,025,795	MXN	206,000,000	Citibank, N.A.	7/22/25	—	(371,497)
USD	8,993,880	MXN	191,790,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(686,200)
USD	5,746,252	MXN	118,137,000	Standard Chartered Bank	7/22/25	—	(216,392)
KZT	1,127,000,807	USD	2,137,345	JPMorgan Chase Bank, N.A.	7/30/25	—	(13,539)
USD	8,593,316	OMR	3,310,000	Standard Chartered Bank	7/31/25	—	(2,061)
KZT	562,081,183	USD	1,040,486	ICBC Standard Bank plc	8/7/25	14,623	—
EGP	44,494,091	USD	815,059	Goldman Sachs International	8/11/25	21,361	—
EGP	126,014,546	USD	2,309,228	Citibank, N.A.	8/12/25	58,606	—
ARS	4,724,763,000	USD	3,963,727	Goldman Sachs International	8/26/25	—	(222,076)
USD	1,689,843	ARS	2,362,400,000	Goldman Sachs International	8/26/25	—	(180,998)
USD	1,677,815	ARS	2,362,363,000	Goldman Sachs International	8/26/25	—	(192,997)
UZS	8,779,301,000	USD	618,261	ICBC Standard Bank plc	8/29/25	35,172	—
UZS	8,779,301,000	USD	618,261	JPMorgan Chase Bank, N.A.	8/29/25	35,172	—
UZS	8,794,758,000	USD	618,261	JPMorgan Chase Bank, N.A.	9/4/25	35,181	—
38
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	4,050,152,000	USD	284,221	Citibank, N.A.	9/8/25	$ 16,352	$ —
TRY	165,565,780	USD	3,672,332	Standard Chartered Bank	9/22/25	—	(3,969)
USD	3,626,823	TRY	165,565,780	Standard Chartered Bank	9/22/25	—	(41,541)
UZS	17,651,077,630	USD	1,306,133	ICBC Standard Bank plc	9/25/25	—	(2,630)
TRY	184,953,500	USD	4,029,520	Standard Chartered Bank	9/26/25	51,235	—
USD	2,071,969	TRY	94,070,206	Standard Chartered Bank	9/26/25	—	(3,567)
USD	2,001,246	TRY	90,883,294	Standard Chartered Bank	9/26/25	—	(3,975)
USD	16,113,370	BRL	97,900,000	Citibank, N.A.	10/1/25	—	(520,948)
USD	16,005,624	BRL	97,900,000	Citibank, N.A.	10/1/25	—	(628,693)
USD	15,537,816	BRL	94,400,000	BNP Paribas	10/2/25	—	(497,750)
USD	14,517,640	BRL	93,000,000	BNP Paribas	10/2/25	—	(1,280,111)
USD	916,787	NGN	1,792,318,000	Goldman Sachs International	10/7/25	—	(115,441)
NGN	215,900,000	USD	113,632	JPMorgan Chase Bank, N.A.	10/9/25	10,592	—
USD	133,272	NGN	215,900,000	Goldman Sachs International	10/9/25	9,048	—
USD	889,798	NGN	1,727,142,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(103,495)
EGP	614,910,000	USD	10,769,002	JPMorgan Chase Bank, N.A.	10/15/25	467,987	—
USD	1,327,359	NGN	2,601,623,022	JPMorgan Chase Bank, N.A.	10/15/25	—	(165,356)
MXN	51,418,000	USD	2,411,624	Bank of America, N.A.	10/24/25	153,756	—
MXN	75,681,000	USD	3,661,393	UBS AG	10/24/25	114,533	—
USD	3,661,664	MXN	75,681,100	Standard Chartered Bank	10/24/25	—	(114,267)
USD	2,411,161	MXN	51,418,000	UBS AG	10/24/25	—	(154,220)
USD	3,008,856	HKD	23,300,000	Bank of America, N.A.	12/9/25	—	(4,315)
USD	747,763	HKD	5,790,000	JPMorgan Chase Bank, N.A.	12/9/25	—	(1,004)
USD	16,324,650	HKD	126,400,000	JPMorgan Chase Bank, N.A.	12/9/25	—	(21,478)
USD	10,183,541	KWD	3,113,948	Standard Chartered Bank	2/24/26	—	(35,151)
USD	10,086,564	KWD	3,084,496	Standard Chartered Bank	2/24/26	—	(35,478)
USD	15,129,845	KWD	4,633,552	Standard Chartered Bank	2/24/26	—	(75,559)
USD	137,171	NGN	238,404,000	Citibank, N.A.	2/26/26	9,596	—
USD	739,075	NGN	1,280,817,000	Citibank, N.A.	2/27/26	54,054	—
TRY	177,847,351	USD	3,472,185	Standard Chartered Bank	3/23/26	—	(175,474)
USD	3,354,001	TRY	177,847,351	Standard Chartered Bank	3/23/26	57,291	—
UZS	11,412,500,000	USD	711,059	Standard Chartered Bank	3/25/26	94,330	—
TRY	214,771,711	USD	4,029,520	Standard Chartered Bank	3/26/26	—	(59,445)
USD	751,073	TRY	40,257,809	Standard Chartered Bank	3/26/26	6,903	—
USD	3,223,565	TRY	174,513,902	Standard Chartered Bank	3/26/26	—	(2,341)
UZS	6,387,596,000	USD	396,745	Deutsche Bank AG	10/5/26	31,143	—
UZS	3,518,712,735	USD	218,554	Deutsche Bank AG	10/7/26	17,023	—
USD	632,592	JPY	91,126,520	Standard Chartered Bank	1/7/27	—	(39,413)
USD	4,993,351	KWD	1,508,004	Standard Chartered Bank	3/3/27	18,264	—
UZS	2,119,371,000	USD	118,170	Deutsche Bank AG	10/25/27	9,810	—
UZS	2,223,163,000	USD	124,352	Deutsche Bank AG	11/8/27	9,391	—
						$21,089,028	$(23,312,593)
39
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
USD vs. INR, 6 month term	Citibank, N.A.	4.69%	10/15/25	$11,298,000	$6,022
USD vs. INR, 6 month term	Deutsche Bank AG	4.80	10/15/25	11,298,000	(870)
USD vs. INR, 6 month term	Deutsche Bank AG	4.58	10/20/25	11,300,000	13,142
USD vs. INR, 6 month term	JPMorgan Chase Bank, N.A.	4.60	10/17/25	4,915,000	5,072
					$23,366
(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle expiring in 6 months with a strike rate to be determined on this date.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	1,331	Long	11/28/25	$ 80,365,780	$ 213,459
Gold	60	Long	6/26/25	19,914,600	764,401
LME Copper	78	Long	7/14/25	17,807,302	(396,307)
Silver	124	Long	7/29/25	20,353,360	(546,797)
Brent Crude Oil	(1,317)	Short	7/31/25	(79,586,310)	4,792,118
LME Copper	(78)	Short	7/14/25	(17,807,302)	18,101
Equity Futures
Euro Stoxx Bank	(1,308)	Short	6/20/25	(13,529,859)	(524,948)
FTSE KLCI Index	(382)	Short	5/30/25	(6,781,338)	(99,448)
S&P/TSX 60 Index	(88)	Short	6/19/25	(19,086,029)	(247,680)
STOXX Europe 600 Index	(520)	Short	6/20/25	(15,416,283)	427,330
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	255	Long	6/18/25	30,862,969	753,902
Euro-Bobl	(243)	Short	6/6/25	(32,932,066)	(449,401)
Euro-Bund	(175)	Short	6/6/25	(26,125,232)	(98,339)
Euro-Buxl	(28)	Short	6/6/25	(3,936,429)	(47,688)
Euro-Schatz	(53)	Short	6/6/25	(6,458,619)	(33,323)
Japan 10-Year Bond	(1)	Short	6/13/25	(983,704)	(20,422)
U.S. 2-Year Treasury Note	(5)	Short	6/30/25	(1,040,742)	(8,130)
U.S. 5-Year Treasury Note	(579)	Short	6/30/25	(63,224,086)	(553,185)
U.S. 10-Year Treasury Note	(699)	Short	6/18/25	(78,440,906)	(649,231)
U.S. Long Treasury Bond	(190)	Short	6/18/25	(22,158,750)	(408,582)
U.S. Ultra 10-Year Treasury Note	(91)	Short	6/18/25	(10,440,828)	(98,568)
					$2,787,262
40
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	16,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	11/8/29	$ (7,245)	$ —	$(7,245)
USD	10,760	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	11/8/29	(12,059)	—	(12,059)
USD	11,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	11/8/29	(14,808)	—	(14,808)
							$(34,112)	$ —	$(34,112)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	28,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	$ 13,740	$ —	$ 13,740
CNY	49,140	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	24,759	—	24,759
CNY	20,950	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	11,236	—	11,236
CNY	41,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	22,522	—	22,522
CNY	20,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	11,617	—	11,617
CNY	27,720	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	16,668	—	16,668
CNY	20,910	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	13,253	—	13,253
CNY	29,540	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	18,665	—	18,665
CNY	20,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	13,659	—	13,659
CNY	34,360	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	23,340	—	23,340
41
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	9,804,000	Receives	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/17/25	$ 15,243	$(4,213)	$ 11,030
COP	9,804,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(14,986)	—	(14,986)
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(54,279)	21	(54,258)
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	225,956	—	225,956
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	83,767	—	83,767
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	109,100	—	109,100
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	37,139	—	37,139
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	78,030	—	78,030
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	70,721	—	70,721
INR	1,000,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.10% (pays semi-annually)	3/19/30	242,487	—	242,487
INR	485,600	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.15% (pays semi-annually)	3/19/30	130,759	—	130,759
INR	273,740	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.16% (pays semi-annually)	3/19/30	74,403	—	74,403
INR	315,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	87,555	—	87,555
INR	280,578	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	78,105	—	78,105
INR	581,990	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	162,597	—	162,597
INR	282,840	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	79,592	—	79,592
INR	283,926	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	79,826	—	79,826
INR	212,132	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.18% (pays semi-annually)	3/19/30	60,338	—	60,338
INR	476,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	153,555	—	153,555
INR	569,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	184,275	—	184,275
INR	284,500	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	14,864	—	14,864
INR	488,247	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	25,460	—	25,460
INR	381,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	20,627	—	20,627
KRW	3,208,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.57% (pays quarterly)	3/19/30	31,553	—	31,553
42
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	6,938,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	$ 75,535	$ —	$ 75,535
KRW	14,149,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	156,242	—	156,242
KRW	5,660,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.61% (pays quarterly)	3/19/30	64,453	—	64,453
KRW	5,415,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.71% (pays quarterly)	3/19/30	80,338	—	80,338
KRW	7,120,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.72% (pays quarterly)	3/19/30	107,476	—	107,476
KRW	14,286,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.73% (pays quarterly)	3/19/30	219,341	—	219,341
KRW	2,025,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	(31,573)	—	(31,573)
KRW	3,652,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(68,997)	—	(68,997)
KRW	7,485,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(145,866)	—	(145,866)
KRW	2,985,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(60,109)	—	(60,109)
KRW	2,853,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(74,494)	—	(74,494)
KRW	3,788,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(99,030)	—	(99,030)
KRW	7,577,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(204,236)	—	(204,236)
MXN	13,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.13% (pays monthly)	11/6/29	37,714	—	37,714
NZD	10,030	Receives	3-month NZD Bank Bill (pays quarterly)	3.95% (pays semi-annually)	6/18/35	(2,692)	—	(2,692)
NZD	4,573	Receives	3-month NZD Bank Bill (pays quarterly)	4.03% (pays semi-annually)	6/18/35	(20,504)	—	(20,504)
NZD	5,510	Receives	3-month NZD Bank Bill (pays quarterly)	4.11% (pays semi-annually)	6/18/35	(46,292)	—	(46,292)
NZD	6,000	Receives	3-month NZD Bank Bill (pays quarterly)	4.15% (pays semi-annually)	6/18/35	(61,477)	—	(61,477)
NZD	13,700	Receives	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/18/35	(162,454)	—	(162,454)
NZD	16,680	Receives	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/18/35	(218,471)	—	(218,471)
43
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	7,000	Receives	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/18/35	$ (92,031)	$ —	$ (92,031)
NZD	20,520	Receives	3-month NZD Bank Bill (pays quarterly)	4.25% (pays semi-annually)	6/18/35	(315,576)	—	(315,576)
PLN	11,653	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	2,096	—	2,096
PLN	45,541	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	(35,127)	—	(35,127)
PLN	60,296	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	(79,176)	—	(79,176)
THB	67,230	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	(3,997)	—	(3,997)
THB	159,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	(9,010)	—	(9,010)
THB	281,100	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	(12,239)	—	(12,239)
THB	163,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	(3,560)	—	(3,560)
THB	134,400	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(408)	—	(408)
THB	161,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(372)	—	(372)
THB	162,570	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(23)	—	(23)
THB	196,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	342	—	342
THB	269,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	1,908	—	1,908
THB	528,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	6,044	—	6,044
TWD	413,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(218,235)	—	(218,235)
TWD	171,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	(20,923)	—	(20,923)
TWD	200,691	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	(27,171)	—	(27,171)
TWD	177,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(102,837)	—	(102,837)
TWD	162,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(94,773)	—	(94,773)
TWD	187,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.78% (pays quarterly)	6/18/30	(66,879)	—	(66,879)
44
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	101,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	$ (38,068)	$ —	$ (38,068)
TWD	134,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(51,031)	—	(51,031)
Total						$530,004	$(4,192)	$525,812
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$1,565	1.00% (pays quarterly)(1)	6.86%	6/20/30	$(357,812)	$403,511	$45,699
Total	$1,565				$(357,812)	$403,511	$45,699
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	$104,000	1.00% (pays quarterly)(1)	6/20/30	$ (222,693)	$ 410,449	$ 187,756
Malaysia	16,000	1.00% (pays quarterly)(1)	6/20/30	(298,350)	270,744	(27,606)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	56,200	1.00% (pays quarterly)(1)	6/20/30	2,424,657	(3,070,288)	(645,631)
Markit CDX North America High Yield Index (CDX.NA.HY.44.V1)	16,792	5.00% (pays quarterly)(1)	6/20/30	(684,300)	315,024	(369,276)
Poland	19,300	1.00% (pays quarterly)(1)	6/20/29	(310,833)	183,932	(126,901)
Poland	7,920	1.00% (pays quarterly)(1)	6/20/30	(111,823)	98,077	(13,746)
Qatar	5,300	1.00% (pays quarterly)(1)	6/20/30	(162,411)	148,498	(13,913)
South Africa	51,490	1.00% (pays quarterly)(1)	6/20/30	3,221,688	(3,492,552)	(270,864)
South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	850,683	(904,677)	(53,994)
Total				$4,706,618	$(6,040,793)	$(1,334,175)
45
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
India	Deutsche Bank AG	$ 2,000	1.00% (pays quarterly)(1)	0.84%	6/20/30	$ 17,381	$ (18,366)	$ (985)
India	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	0.84	6/20/30	43,453	(50,549)	(7,096)
Panama	Bank of America, N.A.	2,208	1.00% (pays quarterly)(1)	2.17	6/20/30	(113,792)	90,738	(23,054)
Panama	Citibank, N.A.	6,621	1.00% (pays quarterly)(1)	2.17	6/20/30	(341,222)	286,507	(54,715)
Panama	Goldman Sachs International	60,681	1.00% (pays quarterly)(1)	2.17	6/20/30	(3,128,540)	2,712,480	(416,060)
Panama	JPMorgan Chase Bank, N.A.	10,000	1.00% (pays quarterly)(1)	2.26	6/20/30	(554,424)	407,743	(146,681)
Petroleos Mexicanos	Deutsche Bank AG	17,932	4.00% (pays monthly)	4.68	7/6/26	(71,012)	—	(71,012)
Petroleos Mexicanos	Deutsche Bank AG	17,527	4.20% (pays monthly)	4.80	9/20/26	(46,452)	—	(46,452)
Petroleos Mexicanos	Goldman Sachs International	2,512	1.00% (pays quarterly)(1)	4.66	6/20/26	(97,153)	109,555	12,402
Thailand	Goldman Sachs International	4,000	1.00% (pays quarterly)(1)	0.62	6/20/30	75,657	(70,323)	5,334
Vietnam	Bank of America, N.A.	1,200	1.00% (pays quarterly)(1)	1.20	6/20/30	(9,572)	29,471	19,899
Total		$129,681				$(4,225,676)	$3,497,256	$(728,420)
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	Barclays Bank PLC	$14,533	1.00% (pays quarterly)(1)	6/20/31	$(53,112)	$(164,324)	$(217,436)
Saudi Arabia	Goldman Sachs International	28,800	1.00% (pays quarterly)(1)	6/20/35	622,060	(306,899)	315,161
Total					$568,948	$(471,223)	$ 97,725
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $131,246,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
46
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	84,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	5/27/25	$(103,049)
BNP Paribas	USD	16,700	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	5/27/25	(32,718)
Citibank, N.A.	USD	16,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	5/19/25	25,685
Citibank, N.A.	USD	9,600	Excess Return on Citi Commodities F6 vs F0 Carry Index (pays upon termination)	Excess Return on Citi Commodities Index + 0.20% (pays upon termination)	5/14/25	140,018
						$29,936
Abbreviations:
ADR	– American Depositary Receipt
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
FTSE	– Financial Times Stock Exchange
GDP	– Gross Domestic Product

GDR	– Global Depositary Receipt
LME	– London Metal Exchange
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah

ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
47
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar

THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

48
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $1,733,478,883)	$1,736,443,565
Affiliated investments, at value (identified cost $308,237,322)	308,237,322
Cash	4,837,262
Deposits for derivatives collateral:
Futures contracts	806,172
Centrally cleared derivatives	34,844,539
OTC derivatives	280,000
Cash collateral for securities sold short	74,024,925
Foreign currency, at value (identified cost $16,037,277)	15,994,119
Interest and dividends receivable	28,094,792
Dividends receivable from affiliated investments	1,176,423
Receivable for investments sold	36,492,443
Receivable for variation margin on open centrally cleared derivatives	2,309,812
Receivable for open forward foreign currency exchange contracts	21,089,028
Receivable for open forward volatility agreements	24,236
Receivable for open swap contracts	518,499
Upfront payments on open OTC swap contracts	610,461
Tax reclaims receivable	1,024
Trustees' deferred compensation plan	275,602
Total assets	$2,266,060,224
Liabilities
Cash collateral due to brokers	$280,000
Payable for reverse repurchase agreements, including accrued interest of $5,541	3,459,535
Written options outstanding, at value (premiums received $1,110,686)	766,956
Payable for investments purchased	44,463,831
Payable for when-issued securities	1,585,459
Payable for securities sold short, at value (proceeds $126,129,877)	126,950,769
Payable for variation margin on open futures contracts	1,070,723
Payable for open forward foreign currency exchange contracts	23,312,593
Payable for open forward volatility agreements	870
Payable for open swap contracts	1,119,258
Payable for closed swap contracts	77,180
Upfront receipts on open OTC swap contracts	3,636,494
Payable to affiliates:
Investment adviser fee	928,176
Trustees' fees	9,222
Trustees' deferred compensation plan	275,602
Interest payable on securities sold short	1,361,126
Accrued expenses and other liabilities	707,000
Total liabilities	$210,004,794
Net Assets applicable to investors' interest in Portfolio	$2,056,055,430
49
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $97,241)	$4,053,300
Dividend income from affiliated investments	5,435,828
Interest income (net of foreign taxes withheld of $1,278,090)	78,671,162
Other income	1,884
Total investment income	$88,162,174
Expenses
Investment adviser fee	$5,490,013
Trustees’ fees and expenses	54,429
Custodian fee	803,946
Legal and accounting services	166,863
Interest expense and fees	239,782
Interest and dividend expense on securities sold short	6,169,531
Miscellaneous	35,293
Total expenses	$12,959,857
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$182,762
Total expense reductions	$182,762
Net expenses	$12,777,095
Net investment income	$75,385,079
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $(10,326))	$(5,986,845)
Written options	201,648
Securities sold short	4,244,399
Futures contracts	(2,219,229)
Swap contracts	4,313,388
Foreign currency transactions	554,967
Forward foreign currency exchange contracts	11,929,549
Net realized gain	$13,037,877
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $9,574)	$22,453,687
Written options	347,790
Forward volatility agreements	23,366
Securities sold short	(40,668)
Futures contracts	3,647,214
Swap contracts	(1,212,548)
Foreign currency	823,935
Forward foreign currency exchange contracts	(20,282,813)
Net change in unrealized appreciation (depreciation)	$5,759,963
Net realized and unrealized gain	$18,797,840
Net increase in net assets from operations	$94,182,919
50
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$75,385,079	$119,779,198
Net realized gain (loss)	13,037,877	(59,331,184)
Net change in unrealized appreciation (depreciation)	5,759,963	80,440,622
Net increase in net assets from operations	$94,182,919	$140,888,636
Capital transactions:
Contributions	$265,756,429	$161,853,240
Withdrawals	(74,459,400)	(324,302,845)
Net increase (decrease) in net assets from capital transactions	$191,297,029	$(162,449,605)
Net increase (decrease) in net assets	$285,479,948	$(21,560,969)
Net Assets
At beginning of period	$1,770,575,482	$1,792,136,451
At end of period	$2,056,055,430	$1,770,575,482
51
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Consolidated Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	1.38%(3)	1.10%	1.02%	0.73%	0.70%	0.66%
Net expenses(2)	1.36%(3)(4)	1.09%(4)	1.01%(4)	0.73%(4)	0.70%	0.66%
Net investment income	8.04%(3)	7.07%	6.26%	5.49%	4.60%	4.53%
Portfolio Turnover	86%(5)	156%	96%	81%	88%	81%
Total Return	5.25%(5)	8.70%	9.29%	(3.93)%	4.52%	4.03%
Net assets, end of period (000’s omitted)	$2,056,055	$1,770,575	$1,792,136	$1,855,794	$2,563,864	$3,165,729
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.68%, 0.41%, 0.37%, 0.08%, 0.06% and 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(5)	Not annualized.
52
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Global Macro Absolute Return Fund held an interest of approximately 100% in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2025 were $14,321,178 or 0.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.
53

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
54

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of
55

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
R  Forward Volatility Agreements—Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
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Notes to Consolidated Financial Statements (Unaudited) — continued

S  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
T  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
U  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
V  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
W  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
X  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
Y  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
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Notes to Consolidated Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $5,490,013 or 0.59% (annualized) of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $182,762 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$852,073,225	$780,518,934
U.S. Government and Agency Securities	—	114,042,565
	$852,073,225	$894,561,499
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April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, securities sold short, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,099,289,454
Gross unrealized appreciation	$109,969,688
Gross unrealized depreciation	(266,848,562)
Net unrealized depreciation	$(156,878,874)
5  Restricted Securities
At April 30, 2025, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 3,976,761
PartnerRe ILS Fund SAC Ltd.	1/2/24	5,700,000	5,700,000	6,154,860
Total Restricted Securities			$10,100,000	$10,131,621
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Consolidated Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and options thereon and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
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Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $28,631,465. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $22,484,042 at April 30, 2025.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2025. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.
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Global Macro Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$664,840	$ —	$ —	$678,606	$ —	$1,343,446
Not applicable	5,788,079*	6,497,028*	427,330*	12,379,928*	3,720,802*	28,813,167
Receivable for open forward foreign currency exchange contracts	—	—	—	21,089,028	—	21,089,028
Receivable for open forward volatility agreements	—	—	—	24,236	—	24,236
Receivable/Payable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	165,703	758,551	—	—	—	924,254
Total Asset Derivatives	$6,618,622	$7,255,579	$427,330	$34,171,798	$3,720,802	$52,194,131
Derivatives not subject to master netting or similar agreements	$6,452,919	$6,497,028	$427,330	$12,379,928	$3,720,802	$29,478,007
Total Asset Derivatives subject to master netting or similar agreements	$165,703	$758,551	$ —	$21,791,870	$ —	$22,716,124
Written options outstanding, at value	$ —	$ —	$ —	$(766,956)	$ —	$(766,956)
Not applicable	(943,104)*	(2,148,222)*	(872,076)*	(20,795,757)*	(4,837,877)*	(29,597,036)
Payable for open forward foreign currency exchange contracts	—	—	—	(23,312,593)	—	(23,312,593)
Payable for open forward volatility agreements	—	—	—	(870)	—	(870)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	(135,767)	(4,415,279)	—	—	—	(4,551,046)
Total Liability Derivatives	$(1,078,871)	$(6,563,501)	$(872,076)	$(44,876,176)	$(4,837,877)	$(58,228,501)
Derivatives not subject to master netting or similar agreements	$(943,104)	$(2,148,222)	$(872,076)	$(20,795,757)	$(4,837,877)	$(29,597,036)
Total Liability Derivatives subject to master netting or similar agreements	$(135,767)	$(4,415,279)	$ —	$(24,080,419)	$ —	$(28,631,465)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
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Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$2,746,979	$(897,938)	$(1,849,041)	$ —	$ —	$ —
Barclays Bank PLC	4,170,424	(4,014,534)	—	—	155,890	—
BNP Paribas	1,415,298	(1,415,298)	—	—	—	—
Citibank, N.A.	750,271	(584,568)	(165,703)	—	—	—
Deutsche Bank AG	412,700	(232,660)	—	—	180,040	—
Goldman Sachs International	1,678,977	(1,678,977)	—	—	—	—
HSBC Bank USA, N.A.	1,109,382	(1,066,786)	—	—	42,596	—
ICBC Standard Bank plc	461,936	(203,921)	—	(258,015)	—	280,000
JPMorgan Chase Bank, N.A.	3,638,564	(2,856,464)	(782,100)	—	—	—
Standard Chartered Bank	4,630,514	(4,630,514)	—	—	—	—
State Street Bank and Trust Company	341,957	(341,957)	—	—	—	—
UBS AG	1,359,122	(1,359,122)	—	—	—	—
	$22,716,124	$(19,282,739)	$(2,796,844)	$(258,015)	$378,526	$280,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Australia and New Zealand Banking Group Limited	$(167,346)	$ —	$ —	$ —	$(167,346)	$ —
Bank of America, N.A.	(897,938)	897,938	—	—	—	—
Barclays Bank PLC	(4,014,534)	4,014,534	—	—	—	—
BNP Paribas	(1,913,628)	1,415,298	498,330	—	—	—
Citibank, N.A.	(3,744,786)	584,568	3,160,218	—	—	—
Credit Agricole Corporate and Investment Bank	(185,267)	—	119,703	—	(65,564)	—
Deutsche Bank AG	(232,660)	232,660	—	—	—	—
Goldman Sachs International	(5,608,345)	1,678,977	3,929,368	—	—	—
HSBC Bank USA, N.A.	(1,066,786)	1,066,786	—	—	—	—
ICBC Standard Bank plc	(203,921)	203,921	—	—	—	—
JPMorgan Chase Bank, N.A.	(2,856,464)	2,856,464	—	—	—	—
Standard Chartered Bank	(4,846,919)	4,630,514	216,405	—	—	—
State Street Bank and Trust Company	(648,533)	341,957	280,842	—	(25,734)	—
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Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
UBS AG	$(2,244,338)	$1,359,122	$885,216	$ —	$ —	$ —
	$(28,631,465)	$19,282,739	$9,090,082	$ —	$(258,644)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$280,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2025 is included at Note 8.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(403,630)	$ —	$ —	$(194,379)	$(152,397)	$(750,406)
Written options	—	—	—	201,648	—	201,648
Futures contracts	(3,185,944)	—	(1,751,536)	—	2,718,251	(2,219,229)
Swap contracts	(544,317)	2,946,195	(1,490)	—	1,913,000	4,313,388
Forward foreign currency exchange contracts	—	—	—	11,929,549	—	11,929,549
Total	$(4,133,891)	$2,946,195	$(1,753,026)	$11,936,818	$4,478,854	$13,474,950
Change in unrealized appreciation (depreciation):
Investments(1)	$225,850	$ —	$ —	$(12,964)	$152,366	$365,252
Written options	—	—	—	347,790	—	347,790
Forward volatility agreements	—	—	—	23,366	—	23,366
Futures contracts	4,991,518	—	(1,073,588)	—	(270,716)	3,647,214
Swap contracts	(37,901)	(411,486)	—	—	(763,161)	(1,212,548)
Forward foreign currency exchange contracts	—	—	—	(20,282,813)	—	(20,282,813)
Total	$5,179,467	$(411,486)	$(1,073,588)	$(19,924,621)	$(881,511)	$(17,111,739)
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements	Purchased Swaptions
$220,830,000	$184,583,000	$2,280,276,000	$5,544,000	$11,176,000
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Notes to Consolidated Financial Statements (Unaudited) — continued

Swap Contracts
$1,553,756,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately $75,829,000 and $82,191,000, respectively.
The average number of purchased options contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was 1,035.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	4/11/25	On Demand(1)	3.65%	NZD	5,814,807	$3,459,535
Total						$3,459,535
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the six months ended April 30, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $12,053,000 and 4.36%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2025.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
64

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2025.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Bank of America	$11,451,219	$ —	$(11,227,442)	$ —	$223,777
Barclays Bank PLC	40,603,261	—	(38,529,594)	—	2,073,667
Citibank, N.A.	4,627,874	—	(4,475,987)	—	151,887
Nomura International PLC	37,392,084	—	(34,804,699)	—	2,587,385
	$94,074,438	$ —	$(89,037,722)	$ —	$5,036,716

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
JPMorgan Chase Bank, N.A.	$(3,459,535)	$ —	$3,459,535	$ —	$ —
	$(3,459,535)	$ —	$3,459,535	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $308,237,322, which represents 15.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$128,853,494	$855,722,608	$(676,338,780)	$ —	$ —	$308,237,322	$5,435,828	308,237,322
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
65

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 29,166,137	$ —	$ 29,166,137
Common Stocks	6,071,945	88,173,113*	—	94,245,058
Convertible Bonds	—	66,190	—	66,190
Foreign Corporate Bonds	—	89,391,949	0	89,391,949
Insurance Linked Securities	—	—	15,082,449	15,082,449
Loan Participation Notes	—	—	10,707,532	10,707,532
Senior Floating-Rate Loans	—	5,803,972	—	5,803,972
Sovereign Government Bonds	—	956,157,666	—	956,157,666
Sovereign Loans	—	52,271,133	—	52,271,133
U.S. Government Agency Mortgage-Backed Securities	—	4,055,624	—	4,055,624
U.S. Government Guaranteed Small Business Administration Loans	—	2,878,192	—	2,878,192
Short-Term Investments:
Affiliated Fund	308,237,322	—	—	308,237,322
Repurchase Agreements	—	94,074,438	—	94,074,438
Sovereign Government Securities	—	14,650,254	—	14,650,254
U.S. Treasury Obligations	—	366,549,525	—	366,549,525
Purchased Currency Options	—	678,606	—	678,606
Purchased Call Options	664,840	—	—	664,840
Total Investments	$314,974,107	$1,703,916,799	$25,789,981	$2,044,680,887
Forward Foreign Currency Exchange Contracts	$ —	$ 33,468,956	$ —	$ 33,468,956
Forward Volatility Agreements	—	24,236	—	24,236
Futures Contracts	6,969,311	—	—	6,969,311
Swap Contracts	—	10,388,182	—	10,388,182
Total	$321,943,418	$1,747,798,173	$25,789,981	$2,095,531,572
Liability Description
Securities Sold Short	$(49,216,195)	$ (77,734,574)	$ —	$ (126,950,769)
Written Currency Options	—	(766,956)	—	(766,956)
Forward Foreign Currency Exchange Contracts	—	(44,108,350)	—	(44,108,350)
Forward Volatility Agreements	—	(870)	—	(870)
Futures Contracts	(3,557,653)	(624,396)	—	(4,182,049)
Swap Contracts	—	(9,170,276)	—	(9,170,276)
Total	$(52,773,848)	$ (132,405,422)	$ —	$ (185,179,270)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
66

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$20,806,857	$15,771,698	$36,578,555
Realized gains (losses)	—	—	(428,441)	(428,441)
Change in net unrealized appreciation (depreciation)	—	(4,024,408)	13,144	(4,011,264)
Cost of purchases	—	4,000,000	—	4,000,000
Proceeds from sales, including return of capital	—	(5,700,000)	(4,832,001)	(10,532,001)
Accrued discount (premium)	—	—	183,132	183,132
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of April 30, 2025	$0	$15,082,449	$10,707,532	$25,789,981
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2025	$ —	$(2,943,374)	$(315,666)	$(3,259,040)
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2025:
Type of Investment	Fair Value as of April 30, 2025	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Insurance Linked Securities***	10,131,621	Adjusted Net Asset Value	Adjustment to Net Asset Value	N/A	Increase
Loan Participation Notes	10,707,532	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.06% - 6.05%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.51% based on relative principal amounts.
***	The Portfolio’s investments in Reinsurance Sidecars of $4,950,828 were primarily valued on the basis of broker quotations.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
67

Global Macro Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
68

EAGMX-NCSR    4.30.25

Eaton Vance
Strategic Income Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Strategic Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Strategic Income Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios (the Portfolios)
Description	Value	% of Net Assets
Emerging Markets Local Income Portfolio
(identified cost $119,285,578)	$ 131,806,285	1.4%
Global Macro Absolute Return Advantage Portfolio
(identified cost $1,552,033,157)	1,585,488,529	17.0
Global Opportunities Portfolio
(identified cost $6,393,209,852)	6,449,423,303	69.1
High Income Opportunities Portfolio
(identified cost $400,289,992)	400,040,737	4.3
Senior Debt Portfolio
(identified cost $357,417,174)	352,599,333	3.8
Total Investments in Affiliated Portfolios (identified cost $8,822,235,753)	$8,919,358,187	95.6%

Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	49,306,761	$ 389,523,414	4.2%
Total Investments in Affiliated Investment Funds (identified cost $399,492,597)		$ 389,523,414	4.2%
Total Investments (identified cost $9,221,728,350)		$9,308,881,601	99.8%
Other Assets, Less Liabilities		$ 19,318,012	0.2%
Net Assets		$9,328,199,613	100.0%
1
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Affiliated investments, at value (identified cost, $9,221,728,350)	$9,308,881,601
Cash	4,412
Receivable for Fund shares sold	26,522,129
Trustees' deferred compensation plan	11,410
Total assets	$9,335,419,552
Liabilities
Payable for Fund shares redeemed	$5,653,151
Payable to affiliates:
Distribution and service fees	363,426
Sub-transfer agency fee	50,033
Trustees' fees	42
Trustees' deferred compensation plan	11,410
Payable for transfer and dividend disbursing agent fees	512,180
Payable for printing and postage	475,692
Accrued expenses	154,005
Total liabilities	$7,219,939
Net Assets	$9,328,199,613
Sources of Net Assets
Paid-in capital	$9,571,459,243
Accumulated loss	(243,259,630)
Net Assets	$9,328,199,613
Class A Shares
Net Assets	$812,551,800
Shares Outstanding	121,413,526
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.69
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$6.91
Class C Shares
Net Assets	$243,062,719
Shares Outstanding	38,541,458
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$6.31
Class I Shares
Net Assets	$8,259,028,013
Shares Outstanding	1,235,951,283
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.68
Class R Shares
Net Assets	$13,557,081
Shares Outstanding	2,022,606
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.70
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividends allocated from Portfolios (net of foreign taxes withheld of $140,259)	$16,050,565
Dividend income from Affiliated Investment Funds	14,262,638
Interest income	119
Interest income allocated from Portfolios (net of foreign taxes withheld of $1,800,073)	292,087,984
Other income allocated from Portfolios	307,801
Expenses, excluding interest and dividend expense and fees, allocated from Portfolios	(24,329,709)
Interest and dividend expense and fees allocated from Portfolios	(26,662,224)
Total investment income	$271,717,174
Expenses
Distribution and service fees:
Class A	$941,997
Class C	1,063,165
Class R	26,182
Trustees’ fees and expenses	250
Custodian fee	36,533
Transfer and dividend disbursing agent fees	2,226,546
Legal and accounting services	196,746
Printing and postage	655,716
Registration fees	218,563
Miscellaneous	37,971
Total expenses	$5,403,669
Net investment income	$266,313,505
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Portfolios:
Investment transactions	$(7,306,032)
Written options	(612,954)
Securities sold short	6,655,698
Futures contracts	(14,086,100)
Swap contracts	7,917,845
Foreign currency transactions	(2,209,744)
Forward foreign currency exchange contracts	14,542,810
Non-deliverable bond forward contracts	(505,438)
Net realized gain	$4,396,085
Change in unrealized appreciation (depreciation):
Investments — Affiliated Investment Funds	$212,997
Change in unrealized appreciation (depreciation) allocated from Portfolios:
Investments (including net increase in accrued foreign capital gains taxes of $3,570)	104,391,516
Written swaptions	605,179
Forward volatility agreementss	39,233
Securities sold short	(50,989)
TBA sale commitments	(266,173)
Futures contracts	59,301,171
Swap contracts	(1,683,840)
Foreign currency	(4,617,955)
Forward foreign currency exchange contracts	(29,969,201)
Non-deliverable bond forward contracts	(174,370)
Net change in unrealized appreciation (depreciation)	$127,787,568
Net realized and unrealized gain	$132,183,653
Net increase in net assets from operations	$398,497,158
3
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$266,313,505	$329,593,580
Net realized gain (loss)	4,396,085	(86,849,485)
Net change in unrealized appreciation (depreciation)	127,787,568	277,721,416
Net increase in net assets from operations	$398,497,158	$520,465,511
Distributions to shareholders:
Class A	$(26,288,585)	$(43,302,340)
Class C	(6,664,196)	(7,753,332)
Class I	(252,067,722)	(290,631,378)
Class R	(360,522)	(254,959)
Total distributions to shareholders	$(285,381,025)	$(341,942,009)
Tax return of capital to shareholders:
Class A	$—	$(5,023,229)
Class C	—	(933,232)
Class I	—	(35,320,855)
Class R	—	(31,861)
Total tax return of capital to shareholders	$—	$(41,309,177)
Transactions in shares of beneficial interest:
Class A	$57,127,827	$69,856,855
Class C	48,517,066	79,303,355
Class I	2,219,682,428	2,515,107,470
Class R	4,376,204	6,285,279
Net increase in net assets from Fund share transactions	$2,329,703,525	$2,670,552,959
Net increase in net assets	$2,442,819,658	$2,807,767,284
Net Assets
At beginning of period	$6,885,379,955	$4,077,612,671
At end of period	$9,328,199,613	$6,885,379,955
4
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$6.59	$6.35	$6.48	$7.18	$7.18	$7.21
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.40	$0.38	$0.30	$0.30	$0.23
Net realized and unrealized gain (loss)	0.11	0.30	(0.05)	(0.66)	0.01(2)	0.23
Total income (loss) from operations	$0.33	$0.70	$0.33	$(0.36)	$0.31	$0.46
Less Distributions
From net investment income	$(0.23)	$(0.41)	$(0.38)	$(0.32)	$(0.28)	$(0.49)
From net realized gain	—	—	—	(0.00)(3)	(0.00)(3)	—
Tax return of capital	—	(0.05)	(0.08)	(0.02)	(0.03)	—
Total distributions	$(0.23)	$(0.46)	$(0.46)	$(0.34)	$(0.31)	$(0.49)
Net asset value — End of period	$6.69	$6.59	$6.35	$6.48	$7.18	$7.18
Total Return(4)	5.05%(5)	11.26%	5.11%	(4.99)%	4.01%	6.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$812,552	$744,264	$650,558	$617,011	$697,690	$545,014
Ratios (as a percentage of average daily net assets):(6)(7)
Total expenses(8)	1.64%(9)	1.43%	1.22%	1.07%	1.08%	1.11%
Net expenses(8)	1.64%(9)(10)	1.43%(10)	1.20%(10)	1.07%(10)	1.08%	1.11%
Net investment income	6.60%(9)	6.03%	5.74%	4.40%	4.08%	3.30%
Portfolio Turnover of the Fund(11)	4%(5)	12%	14%	22%	14%	18%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Includes the Fund’s share of the Portfolios' allocated expenses.
(8)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.68%, 0.44%, 0.20%, 0.06%, 0.06% and 0.04% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(9)	Annualized.
(10)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005%, less than 0.01%, 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(11)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
5
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$6.21	$5.98	$6.10	$6.76	$6.77	$6.80
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.33	$0.31	$0.24	$0.23	$0.17
Net realized and unrealized gain (loss)	0.11	0.29	(0.04)	(0.63)	(0.00)(2)	0.22
Total income (loss) from operations	$0.29	$0.62	$0.27	$(0.39)	$0.23	$0.39
Less Distributions
From net investment income	$(0.19)	$(0.35)	$(0.32)	$(0.25)	$(0.21)	$(0.42)
From net realized gain	—	—	—	(0.00)(2)	(0.00)(2)	—
Tax return of capital	—	(0.04)	(0.07)	(0.02)	(0.03)	—
Total distributions	$(0.19)	$(0.39)	$(0.39)	$(0.27)	$(0.24)	$(0.42)
Net asset value — End of period	$6.31	$6.21	$5.98	$6.10	$6.76	$6.77
Total Return(3)	4.76%(4)	10.50%	4.36%	(5.85)%	3.36%	6.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$243,063	$191,391	$108,638	$126,342	$160,918	$201,798
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses(7)	2.38%(8)	2.18%	1.97%	1.82%	1.83%	1.86%
Net expenses(7)	2.38%(8)(9)	2.18%(9)	1.95%(9)	1.82%(9)	1.83%	1.86%
Net investment income	5.84%(8)	5.31%	4.99%	3.63%	3.35%	2.57%
Portfolio Turnover of the Fund(10)	4%(4)	12%	14%	22%	14%	18%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolios' allocated expenses.
(7)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.68%, 0.44%, 0.20%, 0.06%, 0.06% and 0.04% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005%, less than 0.01%, 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(10)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
6
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$6.58	$6.34	$6.47	$7.16	$7.17	$7.20
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.42	$0.39	$0.32	$0.31	$0.25
Net realized and unrealized gain (loss)	0.11	0.30	(0.04)	(0.65)	0.00(2)(3)	0.23
Total income (loss) from operations	$0.34	$0.72	$0.35	$(0.33)	$0.31	$0.48
Less Distributions
From net investment income	$(0.24)	$(0.43)	$(0.39)	$(0.33)	$(0.29)	$(0.51)
From net realized gain	—	—	—	(0.00)(2)	(0.00)(2)	—
Tax return of capital	—	(0.05)	(0.09)	(0.03)	(0.03)	—
Total distributions	$(0.24)	$(0.48)	$(0.48)	$(0.36)	$(0.32)	$(0.51)
Net asset value — End of period	$6.68	$6.58	$6.34	$6.47	$7.16	$7.17
Total Return(4)	5.19%(5)	11.55%	5.37%	(4.77)%	4.27%	7.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,259,028	$5,940,720	$3,315,739	$2,290,663	$2,075,516	$967,716
Ratios (as a percentage of average daily net assets):(6)(7)
Total expenses(8)	1.39%(9)	1.18%	0.97%	0.82%	0.83%	0.84%
Net expenses(8)	1.39%(9)(10)	1.18%(10)	0.95%(10)	0.82%(10)	0.83%	0.84%
Net investment income	6.84%(9)	6.31%	5.98%	4.67%	4.30%	3.55%
Portfolio Turnover of the Fund(11)	4%(5)	12%	14%	22%	14%	18%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Includes the Fund’s share of the Portfolios' allocated expenses.
(8)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.68%, 0.44%, 0.20%, 0.06%, 0.06% and 0.04% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(9)	Annualized.
(10)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005%, less than 0.01%, 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(11)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
7
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2025
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$6.60	$6.36	$6.49	$7.19	$7.20	$7.22
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.39	$0.36	$0.28	$0.26	$0.19
Net realized and unrealized gain (loss)	0.11	0.29	(0.04)	(0.66)	0.02(2)	0.26
Total income (loss) from operations	$0.32	$0.68	$0.32	$(0.38)	$0.28	$0.45
Less Distributions
From net investment income	$(0.22)	$(0.39)	$(0.37)	$(0.30)	$(0.26)	$(0.47)
From net realized gain	—	—	—	(0.00)(3)	(0.00)(3)	—
Tax return of capital	—	(0.05)	(0.08)	(0.02)	(0.03)	—
Total distributions	$(0.22)	$(0.44)	$(0.45)	$(0.32)	$(0.29)	$(0.47)
Net asset value — End of period	$6.70	$6.60	$6.36	$6.49	$7.19	$7.20
Total Return(4)	4.92%(5)	10.98%	4.85%	(5.21)%	3.75%	6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,557	$9,004	$2,678	$2,254	$2,720	$2,528
Ratios (as a percentage of average daily net assets):(6)(7)
Total expenses(8)	1.88%(9)	1.69%	1.47%	1.32%	1.33%	1.36%
Net expenses(8)	1.88%(9)(10)	1.69%(10)	1.45%(10)	1.32%(10)	1.33%	1.36%
Net investment income	6.33%(9)	5.85%	5.48%	4.12%	3.57%	2.71%
Portfolio Turnover of the Fund(11)	4%(5)	12%	14%	22%	14%	18%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Includes the Fund’s share of the Portfolios' allocated expenses.
(8)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.68%, 0.44%, 0.20%, 0.06%, 0.06% and 0.04% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(9)	Annualized.
(10)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005%, less than 0.01%, 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(11)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
8
See Notes to Financial Statements.

Eaton Vance
Strategic Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Strategic Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing in interests in five portfolios (the Portfolios) managed by Boston Management and Research (BMR), an affiliate of Eaton Vance Management (EVM), which are Massachusetts business trusts, and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund, a series of Eaton Vance Series Fund, Inc., a Maryland corporation (the Affiliated Investment Fund). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in each Portfolio's net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2025 were as follows: Emerging Markets Local Income Portfolio (13.1%), Global Macro Absolute Return Advantage Portfolio (39.5%), Global Opportunities Portfolio (98.8%), High Income Opportunities Portfolio (24.7%) and Senior Debt Portfolio (6.2%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Fund. The financial statements of Global Opportunities Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each other Portfolio’s financial statements and the Affiliated Investment Fund’s financial statements are available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation— Valuation of securities by Global Opportunities Portfolio is discussed in Note 1A of such Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of the other Portfolios in which the Fund invests.
Additional valuation policies for the other Portfolios are as follows:
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Derivatives. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration.
The Fund’s investment in the Affiliated Investment Fund is valued at the closing net asset value per share.
B  Income—The Fund’s net investment income or loss includes the Fund’s pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on investments in the Affiliated Investment Fund is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from the Affiliated Investment Fund are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
9

Eaton Vance
Strategic Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolios.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.  Realized gains and losses on investments sold are determined on the basis of identified cost.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2025, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $236,417,490 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $56,086,214 are short-term and $180,331,276 are long-term. Utilization of these deferred capital losses may be limited in accordance with certain income tax regulations.
10

Eaton Vance
Strategic Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Portfolios, at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$9,311,018,268
Gross unrealized appreciation	$93,030,779
Gross unrealized depreciation	(95,167,446)
Net unrealized depreciation	$(2,136,667)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
For the six months ended April 30, 2025, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged BMR to render investment advisory services. For the six months ended April 30, 2025, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios totaled $22,503,883 or 0.57% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.
The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the Liquidity Fund), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees paid by the Portfolios due to their investments in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2025, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $193,001 relating to the Portfolios’ investments in the Liquidity Fund and in other affiliated funds.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $74,042 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $100,957 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025 in the amount of $44,264. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 5) and contingent deferred sales charges (see Note 6).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and investments in the Portfolios, aggregated $89,962,639 and $0, respectively, for the six months ended April 30, 2025.
11

Eaton Vance
Strategic Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $941,997 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $797,374 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $13,091 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $265,791 and $13,091 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
6  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received $9,034 and $28,591 of CDSCs paid by Class A and Class C shareholders, respectively.
7  Investment Transactions
For the six months ended April 30, 2025, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Emerging Markets Local Income Portfolio	$ —	$(5,488,850)
Global Macro Absolute Return Advantage Portfolio	353,322,962	(18,302,399)
Global Opportunities Portfolio	1,649,102,842	(314,595,700)
High Income Opportunities Portfolio	86,690,911	(4,991,563)
Senior Debt Portfolio	207,899,676	(4,408,390)
12

Eaton Vance
Strategic Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

8  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	23,224,289	$ 154,527,328	31,153,978	$ 206,374,860
Issued to shareholders electing to receive payments of distributions in Fund shares	3,729,780	24,824,506	6,871,873	45,317,859
Redemptions	(18,430,968)	(122,224,007)	(27,601,994)	(181,835,864)
Net increase	8,523,101	$ 57,127,827	10,423,857	$ 69,856,855
Class C
Sales	10,586,165	$ 66,383,231	16,642,588	$ 104,178,052
Issued to shareholders electing to receive payments of distributions in Fund shares	995,127	6,241,408	1,303,829	8,109,722
Redemptions	(3,848,062)	(24,107,573)	(5,298,203)	(32,984,419)
Net increase	7,733,230	$ 48,517,066	12,648,214	$ 79,303,355
Class I
Sales	458,549,748	$3,048,460,801	554,311,470	$3,668,331,568
Issued to shareholders electing to receive payments of distributions in Fund shares	35,977,458	239,197,117	46,558,574	306,795,894
Redemptions	(161,003,816)	(1,067,975,490)	(221,471,321)	(1,460,019,992)
Net increase	333,523,390	$2,219,682,428	379,398,723	$2,515,107,470
Class R
Sales	1,165,571	$ 7,753,211	1,012,934	$ 6,757,599
Issued to shareholders electing to receive payments of distributions in Fund shares	53,591	357,340	42,465	280,770
Redemptions	(560,001)	(3,734,347)	(113,064)	(753,090)
Net increase	659,161	$ 4,376,204	942,335	$ 6,285,279
9  Affiliated Investments
At April 30, 2025, the value of the Fund's investment in affiliated funds was $389,523,414, which represents 4.2% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	$299,347,779	$89,962,638	$ —	$ —	$212,997	$389,523,414	$14,262,638	49,306,761
13

Eaton Vance
Strategic Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Portfolios	$8,919,358,187	$ —	$ —	$8,919,358,187
Investments in Affiliated Investment Funds	389,523,414	—	—	389,523,414
Total Investments	$9,308,881,601	$ —	$ —	$9,308,881,601
14

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 12.1%
Security	Principal Amount (000's omitted)	Value
ACHM Mortgage Trust, Series 2024-HE1, Class B, 7.26%, 5/25/39(1)	$802	$ 828,066
ACM Auto Trust, Series 2025-1A, Class B, 7.87%, 11/20/31(1)	1,000	1,010,224
AIMCO CLO 11 Ltd., Series 2020-11A, Class D1R2, 7.23%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	4,000	3,977,744
Allegany Park CLO Ltd., Series 2019-1A, Class ER, 10.67%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	964,565
AMSR Trust:
Series 2021-SFR1, Class G, 4.612%, 6/17/38(1)	2,250	2,071,002
Series 2022-SFR1, Class G, 5.00%, 3/17/39(1)	10,000	9,590,381
ARES LXI CLO Ltd., Series 2021-61A, Class ER, 11.11%, (3 mo. SOFR + 6.84%), 4/20/37(1)(2)	3,350	3,320,614
Babson CLO Ltd.:
Series 2018-1A, Class D, 10.018%, (3 mo. SOFR + 5.762%), 4/15/31(1)(2)	5,000	4,833,740
Series 2022-4A, Class D1R, 7.52%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	5,000	4,961,615
Series 2024-3A, Class E, 10.17%, (3 mo. SOFR + 5.90%), 7/20/37(1)(2)	2,000	1,960,626
Ballyrock CLO 14 Ltd., Series 2020-14A, Class C2R, 8.52%, (3 mo. SOFR + 4.25%), 7/20/37(1)(2)	2,500	2,457,223
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 7.106%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	7,000	6,911,268
Series 2021-1A, Class ER, 9.506%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	2,000	1,960,790
Ballyrock CLO 16 Ltd.:
Series 2021-16A, Class C1R, 6.999%, (3 mo. SOFR + 2.75%), 4/20/38(1)(2)	3,000	2,918,133
Series 2021-16A, Class DR, 9.399%, (3 mo. SOFR + 5.15%), 4/20/38(1)(2)	3,000	2,835,252
Ballyrock CLO 18 Ltd., Series 2021-18A, Class DR, 8.971%, (3 mo. SOFR + 5.75%), 4/15/38(1)(2)	2,000	1,961,206
Barings CLO Ltd.:
Series 2025-1A, Class D2, 7.935%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	3,000	2,923,302
Series 2025-1A, Class E, 8.885%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	4,000	3,842,156
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.62%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	5,000	5,006,645
Battalion CLO XXII Ltd., Series 2021-22A, Class D, 7.881%, (3 mo. SOFR + 3.612%), 1/20/35(1)(2)	2,000	1,803,698
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 10.206%, (3 mo. SOFR + 5.95%), 7/15/37(1)(2)	1,375	1,364,564
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.131%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,000	4,938,710
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 7.306%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	$3,000	$ 2,968,794
Benefit Street Partners CLO XVI Ltd.:
Series 2018-16A, Class D1R2, 6.98%, (3 mo. SOFR + 2.70%), 1/17/38(1)(2)	2,000	1,960,742
Series 2018-16A, Class D2R2, 8.28%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,500	2,458,590
Benefit Street Partners CLO XXII Ltd.:
Series 2020-22A, Class DR, 7.62%, (3 mo. SOFR + 3.35%), 4/20/35(1)(2)	2,000	2,002,216
Series 2020-22A, Class ER, 11.20%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	2,004,858
Betony CLO 2 Ltd., Series 2018-1A, Class D, 10.191%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	3,000	2,835,459
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 8.52%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,500	1,496,882
BlueMountain CLO Ltd.:
Series 2015-3A, Class A1R, 5.531%, (3 mo. SOFR + 1.262%), 4/20/31(1)(2)	1,544	1,542,424
Series 2015-3A, Class DR, 9.931%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	2,000	1,765,126
Series 2016-3A, Class ER, 10.535%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,000	888,093
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, 8.031%, (3 mo. SOFR + 3.762%), 10/20/34(1)(2)	3,500	3,469,830
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.956%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,928,596
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.82%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	992,731
Bridge Trust:
Series 2022-SFR1, Class E2, 6.30%, 11/17/37(1)	14,428	14,359,183
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	2,915	2,710,065
Series 2024-SFR1, Class E2, 5.50%, 8/17/40(1)	1,000	944,214
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.87%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	3,007,458
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 7.093%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	5,250	5,147,840
Series 2024-22A, Class D, 8.556%, (3 mo. SOFR + 4.30%), 4/15/37(1)(2)	6,000	6,022,296
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	10,400	10,451,272
Canyon Capital CLO Ltd.:
Series 2016-1A, Class ER, 10.268%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,869,220

15
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.: (continued)
Series 2016-2A, Class ER, 10.518%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	$1,000	$ 971,271
Series 2017-1A, Class E, 10.768%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	1,000	968,686
Series 2018-1A, Class E, 10.268%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,000	1,959,470
Series 2022-1A, Class D, 7.461%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,870,833
Carlyle C17 CLO Ltd., Series C17A, Class DR, 10.541%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,000	2,853,636
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 11.003%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,000	971,924
Series 2014-3RA, Class D, 9.944%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,000	1,882,242
Carlyle U.S. CLO Ltd.:
Series 2019-3A, Class DRR, 11.61%, (3 mo. SOFR + 7.34%), 4/20/37(1)(2)	3,000	3,008,772
Series 2019-4A, Class CR, 7.456%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,720,373
Series 2019-4A, Class DR, 10.856%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,964,630
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.131%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	993,613
CFMT LLC:
Series 2023-HB11, Class M3, 4.00%, 2/25/37(1)(3)	7,600	7,153,373
Series 2023-HB11, Class M4, 4.00%, 2/25/37(1)(3)	2,075	1,904,632
Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(3)	11,000	10,118,512
Series 2024-HB13, Class M3, 3.00%, 5/25/34(1)(3)	1,150	1,066,962
Series 2024-HB13, Class M4, 3.00%, 5/25/34(1)(3)	5,000	4,286,129
Crown City CLO III, Series 2021-1A, Class C, 7.831%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	985,096
Crown Point CLO 10 Ltd., Series 2021-10A, Class E, 11.381%, (3 mo. SOFR + 7.112%), 7/20/34(1)(2)	2,000	1,972,078
Dryden CLO Ltd., Series 2018-55A, Class E, 9.918%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	1,000	965,139
Dryden Senior Loan Fund, Series 2016-42A, Class ERR, 10.756%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	2,000	1,953,020
Elmwood CLO 14 Ltd., Series 2022-1A, Class D, 7.422%, (3 mo. SOFR + 3.15%), 4/20/35(1)(2)	2,000	1,996,310
Elmwood CLO 16 Ltd., Series 2022-3A, Class DR, 8.07%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	2,000	2,002,608
Security	Principal Amount (000's omitted)	Value
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.122%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	$3,000	$ 2,999,580
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 9.526%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	2,000	1,978,540
Elmwood CLO VI Ltd.:
Series 2020-3A, Class D1RR, 7.37%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,300	1,302,549
Series 2020-3A, Class ERR, 10.17%, (3 mo. SOFR + 5.90%), 7/18/37(1)(2)	1,000	981,056
Empower CLO Ltd., Series 2024-1A, Class D1, 8.032%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	3,000	3,006,153
Finance of America HECM Buyout, Series 2024-HB1, Class M4, 6.00%, 10/1/34(1)(3)	11,200	10,139,899
FirstKey Homes Trust:
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(1)	20,563	19,880,944
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	19,405	18,725,549
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	37,071	35,624,857
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	12,501	11,836,041
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	9,268	8,786,669
FMC GMSR Issuer Trust, Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	6,250	6,355,247
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	37,000	37,504,673
Galaxy 31 CLO Ltd., Series 2023-31A, Class D, 9.506%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	2,300	2,309,948
Galaxy 33 CLO Ltd.:
Series 2024-33A, Class D1, 7.82%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	1,977,790
Series 2024-33A, Class E, 10.92%, (3 mo. SOFR + 6.65%), 4/20/37(1)(2)	2,300	2,280,443
Galaxy 34 CLO Ltd., Series 2024-34A, Class E, 10.17%, (3 mo. SOFR + 5.90%), 10/20/37(1)(2)	3,000	2,956,020
Galaxy XXI CLO Ltd.:
Series 2015-21A, Class DR, 7.181%, (3 mo. SOFR + 2.912%), 4/20/31(1)(2)	5,000	5,017,690
Series 2015-21A, Class ER, 9.781%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	4,000	3,994,936
Goddard Funding LLC, Series 2022-1A, Class A2, 6.864%, 10/30/52(1)	6,860	6,937,652
Golub Capital Partners ABS Funding, Series 2024-2A, Class B, 7.19%, 7/25/34(1)	5,000	5,036,415
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.372%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,962,966
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class DR, 6.711%, (3 mo. SOFR + 2.40%), 7/20/34(1)(2)	2,000	1,944,730
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.282%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	3,500	3,510,409

16
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class E, 10.382%, (3 mo. SOFR + 6.10%), 7/25/37(1)(2)	$2,000	$ 1,966,958
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class D, 8.041%, (3 mo. SOFR + 3.762%), 1/30/35(1)(2)	3,500	3,418,313
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 10.931%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,003,609
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 7.506%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,500	3,443,412
Series 2024-2A, Class E, 11.156%, (3 mo. SOFR + 6.90%), 10/15/37(1)(2)	1,000	989,085
Series 2024-3A, Class D1, 7.649%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	999,948
Highbridge Loan Management, Series 3A-2014, Class DR, 11.031%, (3 mo. SOFR + 6.762%), 7/18/29(1)(2)	2,750	2,693,537
Home Partners of America Trust:
Series 2021-2, Class F, 3.799%, 12/17/26(1)	28,915	27,740,449
Series 2021-2, Class G, 4.505%, 12/17/26(1)	19,202	18,499,010
KKR SFR Warehouse Participation, 7.822%, (30-day SOFR Average + 3.50%), 12/13/25(2)	13,388	13,397,127
LoanDepot GMSR Master Trust, Series 2018-GT1, Class A, 7.985%, (1 mo. SOFR + 3.664%), 10/16/25(1)(2)	24,000	23,937,254
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 7.156%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	3,000	2,967,909
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.856%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,000	1,900,916
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.406%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	2,000	2,003,978
Series 2019-22A, Class DRR, 7.156%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,500	3,477,607
MAPS Ltd., Series 2018-1A, Class C, 6.413%, 5/15/43(1)	619	615,585
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.512%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,004,162
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	12,500	12,657,301
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class B, 7.59%, 4/20/54(1)	1,375	1,423,966
Series 2024-1A, Class C, 10.86%, 4/20/54(1)	2,000	2,118,002
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 10/25/25, 9/25/54(4)	6,124	6,141,044
Mountain View CLO LLC, Series 2017-2A, Class AR, 5.562%, (3 mo. SOFR + 1.302%), 1/16/31(1)(2)	151	150,812
Security	Principal Amount (000's omitted)	Value
Navigator Aviation Ltd., Series 2024-1, Class B, 6.09%, 8/15/49(1)	$5,238	$ 5,208,508
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class ER3, 11.022%, (3 mo. SOFR + 6.75%), 7/22/38(1)(2)	2,000	1,997,758
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class ER, 11.22%, (3 mo. SOFR + 6.95%), 10/20/38(1)(2)	3,000	3,009,279
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 9.097%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	1,950,006
New Mountain CLO 6 Ltd., Series CLO-6A, Class D2, 8.556%, (3 mo. SOFR + 4.30%), 10/15/37(1)(2)	2,000	2,001,226
New Mountain CLO 7 Ltd., Series CLO-7A, Class D2, 8.134%, (3 mo. SOFR + 3.85%), 3/31/38(1)(2)	2,000	2,003,144
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	478	465,877
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,915	1,852,815
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	29,189	29,469,674
Oaktree CLO Ltd.:
Series 2019-4A, Class D2RR, 8.97%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	3,000	3,001,908
Series 2019-4A, Class ERR, 10.86%, (3 mo. SOFR + 6.59%), 7/20/37(1)(2)	2,500	2,435,980
OCP CLO Ltd., Series 2024-32A, Class D1, 8.029%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	5,000	5,011,350
Octagon 60 Ltd., Series 2022-1A, Class ER, 11.27%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	2,500	2,504,687
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 8.306%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	2,000	2,006,554
Orion CLO Ltd., Series 2024-4A, Class E, 10.27%, (3 mo. SOFR + 6.00%), 10/20/37(1)(2)	2,000	1,974,750
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	3,709,069
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.092%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,946,636
Series 2018-1A, Class CR, 8.17%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	4,500	4,505,337
Series 2021-2A, Class ER, 9.356%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	2,000	1,970,986
Series 2022-1A, Class D, 7.322%, (3 mo. SOFR + 3.05%), 4/20/35(1)(2)	2,450	2,452,492
PRET LLC, Series 2024-NPL5, Class A1, 5.963% to 9/25/25, 9/25/54(1)(4)	7,876	7,847,133
Progress Residential Trust:
Series 2021-SFR10, Class F, 4.608%, 12/17/40(1)	3,463	3,289,607
Series 2021-SFR9, Class F, 4.053%, 11/17/40(1)	1,000	963,785

17
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Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Progress Residential Trust: (continued)
Series 2022-SFR1, Class H, 5.25%, 2/17/41(1)	$16,150	$ 14,750,460
Series 2022-SFR3, Class F, 6.60%, 4/17/39(1)	2,500	2,501,954
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.468%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	3,000	2,761,419
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	7,285,901
RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31(1)(3)	4,500	4,205,120
RR 35 Ltd., Series 2024-35A, Class D, 9.652%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	7,500	7,350,585
RR 38 Ltd., Series 2025-38A, Class C2, 7.972%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	4,000	3,900,844
Sandstone Peak Ltd., Series 2021-1A, Class DR, 7.606%, (3 mo. SOFR + 3.35%), 10/15/34(1)(2)	4,000	3,885,896
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.762%, 6/15/32(1)	1,844	1,850,460
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 7.425%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	5,000	4,992,560
Sixth Street CLO XXII Ltd., Series 2023-22A, Class D2R, 8.02%, (3 mo. SOFR + 3.75%), 4/21/38(1)(2)	1,400	1,367,692
Sprite Ltd., Series 2021-1, Class C, 8.835%, 11/15/46(1)	8,919	8,936,082
STAR Trust:
Series 2021-SFR1, Class C, 5.486%, (1 mo. SOFR + 1.164%), 4/17/38(1)(2)	2,164	2,140,725
Series 2021-SFR1, Class F, 6.836%, (1 mo. SOFR + 2.514%), 4/17/38(1)(2)	1,196	1,181,371
Series 2021-SFR1, Class G, 7.636%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	5,644	5,563,114
Series 2021-SFR1, Class H, 8.886%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,539,350
Series 2021-SFR2, Class D, 6.136%, (1 mo. SOFR + 1.814%), 1/17/39(1)(2)	1,000	991,689
Series 2022-SFR3, Class E2, 8.022%, (1 mo. SOFR + 3.70%), 5/17/39(1)(2)	10,000	9,944,392
Series 2024-SFR4, Class C, 6.772%, (1 mo. SOFR + 2.45%), 10/17/41(1)(2)	8,576	8,629,082
Series 2024-SFR4, Class D, 7.272%, (1 mo. SOFR + 2.95%), 10/17/41(1)(2)	14,650	14,788,765
Series 2025-SFR5, Class D, 6.772%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	9,670	9,781,006
Series 2025-SFR5, Class E, 7.272%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	2,500	2,519,880
TCW CLO Ltd., Series 2024-3A, Class E, 10.87%, (3 mo. SOFR + 6.60%), 10/20/37(1)(2)	2,000	2,011,466
Texas Debt Capital CLO Ltd., Series 2025-1A, Class E, 8.76%, (3 mo. SOFR + 4.50%), 4/24/38(1)(2)	3,000	2,968,758
Security	Principal Amount (000's omitted)	Value
Tricon Residential Trust:
Series 2021-SFR1, Class G, 4.133%, 7/17/38(1)	$3,551	$ 3,458,461
Series 2025-SFR1, Class D, 6.322%, (1 mo. SOFR + 2.00%), 3/17/42(1)(2)	4,000	3,997,157
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	4,750	4,986,534
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	15,000	14,080,002
Voya CLO Ltd.:
Series 2013-1A, Class DR, 10.998%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	5,000	4,675,630
Series 2014-1A, Class DR2, 10.531%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	2,000	1,935,108
Series 2015-3A, Class DR, 10.731%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,858,300
Series 2018-2A, Class E, 9.768%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	1,000	903,123
Series 2024-2A, Class D, 7.47%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	3,000	2,991,681
Wellfleet CLO Ltd.:
Series 2019-1A, Class CR, 8.081%, (3 mo. SOFR + 3.812%), 7/20/32(1)(2)	2,500	2,502,545
Series 2021-2A, Class E, 11.478%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	1,000	925,773
Total Asset-Backed Securities (identified cost $778,740,301)		$ 789,178,908

Closed-End Funds — 0.1%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,034,160
PGIM Global High Yield Fund, Inc.	430,326	5,400,591
Western Asset High Income Opportunity Fund, Inc.	383,997	1,470,709
Total Closed-End Funds (identified cost $8,409,895)		$ 7,905,460

Collateralized Mortgage Obligations — 47.6%
Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust, Series 2024-NQM6, Class B1A, 7.301%, 1/25/70(1)(3)	$1,440	$ 1,456,671
Asset Based Lending LLC, Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(4)	11,050	11,074,742
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(4)	3,500	3,489,097

18
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Cascade Funding Mortgage Trust, Series 2025-HB16, Class M4, 3.00%, 3/25/35(1)(3)	$9,300	$ 8,086,940
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	2,538	2,458,789
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(4)	8,450	8,573,540
CFMT LLC:
Series 2024-R1, Class M1, 4.00% to 10/25/26, 10/25/54(1)(4)	5,770	5,271,699
Series 2024-R1, Class M2, 4.00% to 10/25/26, 10/25/54(1)(4)	9,932	8,707,539
Series 2024-HB14, Class M2, 3.00%, 6/25/34(1)(3)	1,250	1,179,769
Series 2024-HB14, Class M3, 3.00%, 6/25/34(1)(3)	1,550	1,442,483
Series 2024-HB14, Class M4, 3.00%, 6/25/34(1)(3)	4,500	3,879,755
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(3)	1,000	937,943
Series 2024-HB15, Class M4, 4.00%, 8/25/34(1)(3)	3,750	3,280,107
Champs Trust:
Series 2024-1, Class A, 8.774%, 7/25/59(1)(3)	49,689	51,154,008
Series 2024-2, Class A, 9.576%, 11/25/59(1)(3)	44,485	46,314,450
Series 2024-3, Class A, 8.344%, 1/25/60(1)(3)	78,607	81,414,856
Series 2025-1, Class A, 7.841%, 4/25/60(1)(3)	81,747	85,232,378
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 11/25/24, 10/25/57(1)(4)	8,433	8,596,092
Series 2022-NQ, Class M1, 5.82% to 8/25/25, 6/25/67(1)(4)	1,764	1,775,861
Dominion Mortgage Trust, Series 2025-RTL1, Class A2, 8.019% to 9/25/27, 3/25/30(1)(4)	9,000	9,103,454
EFMT, Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)	17,609	16,827,209
FARM Mortgage Trust:
Series 2022-1, Class B, 2.954%, 1/25/52(1)(3)	2,464	1,816,075
Series 2023-1, Class B, 3.039%, 3/25/52(1)(3)	2,521	1,868,908
Series 2024-1, Class B, 5.102%, 10/1/53(1)(3)	2,131	1,845,095
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	19	19,918
Series 4273, Class SP, 0.133%, (11.695% - 30-day SOFR Average x 2.667), 11/15/43(5)	516	443,939
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(5)	4,319	1,932,665
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(5)	3,411	1,967,843
Series 5150, Class QZ, 2.50%, 10/25/51	2,743	1,721,054
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5152, Class ZP, 3.00%, 7/25/50	$10,625	$ 6,566,220
Series 5159, Class ZT, 3.00%, 11/25/51	1,597	1,104,481
Series 5270, Class ZU, 6.00%, 11/25/52	3,675	3,726,381
Series 5300, Class EY, 6.00%, 12/25/52	10,900	11,271,191
Series 5324, Class MZ, 6.00%, 7/25/53	3,711	3,804,194
Series 5327, Class B, 6.00%, 8/25/53(6)	20,000	20,691,362
Series 5353, Class AZ, 6.50%, 11/25/53	9,368	9,966,067
Series 5362, Class JB, 6.00%, 12/25/53(6)	14,599	15,082,380
Series 5379, Class EZ, 5.50%, 2/25/54	8,568	8,367,490
Series 5381, Class Z, 5.50%, 2/25/54	14,442	13,798,757
Series 5391, Class EZ, 5.50%, 3/25/54	17,058	16,868,073
Series 5399, Class MZ, 6.00%, 4/25/54	4,878	5,011,152
Series 5402, Class BZ, 6.00%, 4/25/54	8,536	8,765,185
Series 5410, Class KY, 6.00%, 5/25/54	10,000	10,268,622
Series 5413, Class LZ, 6.00%, 5/25/54	4,247	4,355,986
Series 5413, Class MZ, 6.00%, 5/25/54	12,477	12,816,050
Series 5414, Class CZ, 5.50%, 5/25/54(6)	34,642	34,449,189
Series 5428, Class Z, 6.00%, 7/25/54	15,429	15,782,306
Series 5429, Class DZ, 6.00%, 7/25/54	12,686	13,037,157
Series 5446, Class AZ, 6.00%, 8/25/54(6)	22,364	22,954,667
Series 5453, Class DZ, 5.50%, 9/25/54	13,887	13,247,984
Series 5461, Class Z, 6.50%, 10/25/54	6,725	6,670,474
Series 5468, Class ZW, 6.50%, 11/25/54	11,017	10,909,629
Series 5478, Class CZ, 6.50%, 4/25/54	8,148	8,091,709
Series 5478, Class SG, 5.932%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(5)	39,407	41,270,903
Series 5489, Class S, 6.042%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(5)	11,184	11,870,079
Series 5499, Class MZ, 6.00%, 2/25/55	25,377	25,940,093
Series 5500, Class SC, 7.939%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(5)	35,416	38,991,220
Series 5508, Class AS, 7.939%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	35,740	39,497,401
Series 5508, Class DS, 7.939%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	11,089	12,605,519
Series 5508, Class SC, 7.939%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	32,083	36,171,639
Series 5511, Class LT, 8.304%, (30-day SOFR Average + 3.95%), 3/25/55(5)	7,578	7,776,906
Series 5511, Class TE, 8.304%, (30-day SOFR Average + 3.95%), 3/25/55(5)	2,761	2,838,547
Series 5513, Class MQ, 8.089%, (30-day SOFR Average + 3.95%), 6/25/54(5)	32,304	33,221,761
Series 5516, Class HZ, 6.00%, 3/25/55	25,251	26,413,373
Series 5517, Class NA, 8.304%, (30-day SOFR Average + 3.95%), 3/25/55(5)	7,336	7,542,471
Series 5535, Class MB, 8.40%, (30-day SOFR Average + 4.05%), 5/25/55(5)	17,000	17,428,752
Series 5544, Class CZ, 6.00%, 5/25/55(2)(7)	50,000	51,068,070

19
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5545, Class DZ, 6.00%, 6/25/55(7)	$49,000	$ 49,540,029
Interest Only:(8)
Series 380, Class C1, 3.00%, 1/25/50	27,250	4,978,754
Series 380, Class C5, 3.50%, 1/25/50	8,340	1,676,911
Series 2631, Class DS, 2.641%, (6.986% - 30-day SOFR Average), 6/15/33(5)	114	1,164
Series 2956, Class SL, 2.541%, (6.886% - 30-day SOFR Average), 6/15/32(5)	321	26,171
Series 3114, Class TS, 2.191%, (6.536% - 30-day SOFR Average), 9/15/30(5)	520	20,198
Series 3153, Class JI, 2.161%, (6.506% - 30-day SOFR Average), 5/15/36(5)	848	61,921
Series 4007, Class JI, 4.00%, 2/15/42	496	75,275
Series 4067, Class JI, 3.50%, 6/15/27	518	12,862
Series 4070, Class S, 1.641%, (5.986% - 30-day SOFR Average), 6/15/32(5)	3,381	228,555
Series 4095, Class HS, 1.641%, (5.986% - 30-day SOFR Average), 7/15/32(5)	529	21,577
Series 4109, Class ES, 1.691%, (6.036% - 30-day SOFR Average), 12/15/41(5)	81	9,530
Series 4109, Class SA, 1.741%, (6.086% - 30-day SOFR Average), 9/15/32(5)	1,552	100,430
Series 4149, Class S, 1.791%, (6.136% - 30-day SOFR Average), 1/15/33(5)	1,069	76,787
Series 4163, Class GS, 1.741%, (6.086% - 30-day SOFR Average), 11/15/32(5)	986	66,528
Series 4169, Class AS, 1.791%, (6.136% - 30-day SOFR Average), 2/15/33(5)	1,278	84,613
Series 4188, Class AI, 3.50%, 4/15/28	369	6,916
Series 4189, Class SQ, 1.691%, (6.036% - 30-day SOFR Average), 12/15/42(5)	432	50,744
Series 4203, Class QS, 1.791%, (6.136% - 30-day SOFR Average), 5/15/43(5)	1,070	87,071
Series 4332, Class IK, 4.00%, 4/15/44	415	74,781
Series 4343, Class PI, 4.00%, 5/15/44	1,111	208,796
Series 4370, Class IO, 3.50%, 9/15/41	116	2,001
Series 4381, Class SK, 1.691%, (6.036% - 30-day SOFR Average), 6/15/44(5)	1,173	109,566
Series 4388, Class MS, 1.641%, (5.986% - 30-day SOFR Average), 9/15/44(5)	1,147	132,038
Series 4408, Class IP, 3.50%, 4/15/44	1,662	204,052
Series 4497, Class CS, 1.741%, (6.086% - 30-day SOFR Average), 9/15/44(5)	709	24,369
Series 4507, Class MI, 3.50%, 8/15/44	343	12,237
Series 4507, Class SJ, 1.721%, (6.066% - 30-day SOFR Average), 9/15/45(5)	3,096	383,238
Series 4520, Class PI, 4.00%, 8/15/45	7,028	903,277
Series 4528, Class BS, 1.691%, (6.036% - 30-day SOFR Average), 7/15/45(5)	1,477	142,277
Series 4629, Class QI, 3.50%, 11/15/46	1,595	293,961
Series 4637, Class IP, 3.50%, 4/15/44	103	1,902
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4644, Class TI, 3.50%, 1/15/45	$1,350	$ 172,510
Series 4744, Class IO, 4.00%, 11/15/47	1,410	293,614
Series 4749, Class IL, 4.00%, 12/15/47	1,118	233,269
Series 4768, Class IO, 4.00%, 3/15/48	1,382	287,746
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(5)	16,527	621,973
Series 5070, Class CI, 2.00%, 2/25/51	35,558	4,899,900
Series 5156, Class IP, 3.00%, 12/25/49	17,519	2,822,714
Series 5236, Class TI, 3.00%, 1/25/51	65,209	11,582,725
Series 5293, Class CI, 2.50%, 4/25/51	25,497	4,162,771
Principal Only:(9)
Series 4417, Class KO, 0.00%, 12/15/43	537	379,023
Series 4478, Class PO, 0.00%, 5/15/45	792	586,130
Series 5357, Class EO, 0.00%, 11/25/53	4,891	4,119,821
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.968%, (30-day SOFR Average + 7.614%), 9/25/49(1)(2)	1,250	1,431,250
Series 2020-DNA6, Class B2, 10.004%, (30-day SOFR Average + 5.65%), 12/25/50(1)(2)	6,900	7,730,181
Series 2021-DNA2, Class B2, 10.354%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	6,610	7,872,009
Series 2021-DNA3, Class B2, 10.604%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	6,500	7,916,044
Series 2021-DNA5, Class B2, 9.854%, (30-day SOFR Average + 5.50%), 1/25/34(1)(2)	53,095	61,553,166
Series 2021-DNA6, Class B2, 11.854%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	21,140	22,506,750
Series 2021-HQA1, Class B2, 9.354%, (30-day SOFR Average + 5.00%), 8/25/33(1)(2)	35,825	40,118,555
Series 2021-HQA2, Class B2, 9.804%, (30-day SOFR Average + 5.45%), 12/25/33(1)(2)	4,425	5,086,428
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.582%, 8/25/39(3)	350	353,746
Series 2013-6, Class TA, 1.50%, 1/25/43	339	305,930
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,416	890,854
Series 2021-61, Class LZ, 2.50%, 9/25/51	3,968	2,571,454
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,866,657
Series 2023-12, Class ZB, 6.00%, 4/25/53	5,036	5,172,349
Series 2023-14, Class EL, 6.00%, 4/25/53(6)	63,163	66,234,511
Series 2024-87, Class LZ, 6.00%, 12/25/54	1,752	1,736,323
Series 2024-90, Class ES, 6.042%, (15.620% - 30-day SOFR Average x 2.20), 10/25/54(5)	41,263	44,607,427
Series 2024-98, Class S, 6.042%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(5)	11,326	12,028,815
Series 2024-102, Class SA, 6.042%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(5)	17,972	19,168,842
Series 2024-105, Class AS, 5.853%, (21.817% - 30-day SOFR Average x 3.667), 1/25/55(5)	20,889	22,852,052
Series 2024-105, Class KT, 0.125%, 1/25/55	34,480	28,860,829

20
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2025-10, Class AS, 8.089%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(5)	$13,102	$ 14,490,576
Series 2025-12, Class ES, 8.089%, (21.15% - 30-day SOFR Average x 3.00), 3/25/55(5)	24,430	27,098,153
Series 2025-12, Class FM, 8.354%, (30-day SOFR Average + 4.00%), 3/25/55(2)	9,437	9,652,481
Series 2025-15, Class FM, 8.204%, (30-day SOFR Average + 3.85%), 4/25/55(2)	8,653	8,870,133
Series 2025-29, Class MH, 8.397%, (30-day SOFR Average + 4.05%), 2/25/55(2)	16,722	17,217,189
Series 2025-35, Class MT, 7.958%, (30-day SOFR Average + 5.00%), 5/25/55(2)	15,000	15,349,860
Interest Only:(8)
Series 2004-46, Class SI, 1.532%, (5.886% - 30-day SOFR Average), 5/25/34(5)	565	24,207
Series 2005-17, Class SA, 2.232%, (6.586% - 30-day SOFR Average), 3/25/35(5)	710	64,887
Series 2005-105, Class S, 2.232%, (6.586% - 30-day SOFR Average), 12/25/35(5)	589	48,543
Series 2006-44, Class IS, 2.132%, (6.486% - 30-day SOFR Average), 6/25/36(5)	526	46,087
Series 2006-65, Class PS, 2.752%, (7.106% - 30-day SOFR Average), 7/25/36(5)	522	64,859
Series 2006-96, Class SN, 2.732%, (7.086% - 30-day SOFR Average), 10/25/36(5)	497	40,097
Series 2006-104, Class SD, 2.172%, (6.526% - 30-day SOFR Average), 11/25/36(5)	573	60,132
Series 2006-104, Class SE, 2.162%, (6.516% - 30-day SOFR Average), 11/25/36(5)	382	39,777
Series 2007-50, Class LS, 1.982%, (6.336% - 30-day SOFR Average), 6/25/37(5)	830	82,425
Series 2008-26, Class SA, 1.732%, (6.086% - 30-day SOFR Average), 4/25/38(5)	901	90,812
Series 2008-61, Class S, 1.632%, (5.986% - 30-day SOFR Average), 7/25/38(5)	1,493	107,440
Series 2011-101, Class IC, 3.50%, 10/25/26	129	1,344
Series 2011-101, Class IE, 3.50%, 10/25/26	97	1,010
Series 2011-104, Class IM, 3.50%, 10/25/26	195	2,614
Series 2012-52, Class DI, 3.50%, 5/25/27	654	13,494
Series 2012-124, Class IO, 1.585%, 11/25/42(3)	1,772	82,173
Series 2012-139, Class LS, 1.70%, (6.036% - 30-day SOFR Average), 12/25/42(5)	2,139	315,455
Series 2012-147, Class SA, 1.632%, (5.986% - 30-day SOFR Average), 1/25/43(5)	2,408	269,053
Series 2012-150, Class PS, 1.682%, (6.036% - 30-day SOFR Average), 1/25/43(5)	3,285	379,696
Series 2012-150, Class SK, 1.682%, (6.036% - 30-day SOFR Average), 1/25/43(5)	3,640	444,171
Series 2013-11, Class IO, 4.00%, 1/25/43	6,374	730,747
Series 2013-12, Class SP, 1.182%, (5.536% - 30-day SOFR Average), 11/25/41(5)	275	5,429
Series 2013-15, Class DS, 1.732%, (6.086% - 30-day SOFR Average), 3/25/33(5)	2,276	147,380
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2013-23, Class CS, 1.782%, (6.136% - 30-day SOFR Average), 3/25/33(5)	$1,177	$ 79,058
Series 2013-64, Class PS, 1.782%, (6.136% - 30-day SOFR Average), 4/25/43(5)	1,526	136,056
Series 2013-66, Class JI, 3.00%, 7/25/43	2,571	395,796
Series 2013-75, Class SC, 1.782%, (6.136% - 30-day SOFR Average), 7/25/42(5)	1,608	45,114
Series 2014-32, Class EI, 4.00%, 6/25/44	634	119,236
Series 2014-41, Class SA, 1.582%, (5.936% - 30-day SOFR Average), 7/25/44(5)	1,004	152,694
Series 2014-43, Class PS, 1.632%, (5.986% - 30-day SOFR Average), 3/25/42(5)	808	54,273
Series 2014-55, Class IN, 3.50%, 7/25/44	1,526	290,021
Series 2014-64, Class BI, 3.50%, 3/25/44	108	2,167
Series 2014-67, Class IH, 4.00%, 10/25/44	1,080	233,805
Series 2014-80, Class CI, 3.50%, 12/25/44	909	177,097
Series 2014-89, Class IO, 3.50%, 1/25/45	1,589	306,705
Series 2015-6, Class IM, 0.00%, (5.181% - 30-day SOFR Average x 1.333, Floor 0.00%), 6/25/43(5)	1,960	72,438
Series 2015-14, Class KI, 3.00%, 3/25/45	1,917	311,059
Series 2015-22, Class GI, 3.50%, 4/25/45	474	86,226
Series 2015-31, Class SG, 1.632%, (5.986% - 30-day SOFR Average), 5/25/45(5)	2,268	366,028
Series 2015-36, Class IL, 3.00%, 6/25/45	1,294	189,388
Series 2015-52, Class MI, 3.50%, 7/25/45	2,650	511,161
Series 2015-93, Class BS, 1.682%, (6.036% - 30-day SOFR Average), 8/25/45(5)	1,134	96,054
Series 2018-21, Class IO, 3.00%, 4/25/48	3,504	597,149
Series 2021-94, Class CI, 3.00%, 1/25/52	9,965	1,697,628
Series 2023-39, Class AI, 2.00%, 7/25/52	89,282	11,686,958
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 8.218%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	772	795,417
Series 2021-R01, Class 1B2, 10.354%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	8,500	8,881,401
FIGRE Trust:
Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(3)	3,913	3,990,838
Series 2023-HE3, Class A, 6.436%, 11/25/53(1)(3)	4,450	4,570,137
Series 2024-HE1, Class C, 6.749%, 3/25/54(1)(3)	1,167	1,188,248
Series 2024-HE2, Class C, 6.72%, 5/25/54(1)(3)	1,613	1,639,786
Flagstar Mortgage Trust:
Series 2023-10IN, Class B4, 3.502%, 10/25/51(1)(3)	6,680	5,469,140
Series 2023-6INV, Class B4, 3.481%, 8/25/51(1)(3)	4,060	3,286,082
FREED Mortgage Trust, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)	1,697	1,728,379

21
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2021-136, Class Z, 2.50%, 8/20/51	$9,141	$ 5,354,250
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,770	1,020,187
Series 2021-154, Class ZC, 2.50%, 9/20/51	1,841	1,095,319
Series 2021-165, Class MZ, 2.50%, 9/20/51	15,251	9,054,983
Series 2022-31, Class ZD, 3.00%, 2/20/52	295	169,313
Series 2022-173, Class S, 6.783%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(5)	6,150	6,829,110
Series 2022-189, Class US, 6.783%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	9,070	10,103,105
Series 2022-195, Class AS, 7.03%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(5)	4,236	4,875,491
Series 2022-197, Class SW, 5.88%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(5)	6,350	6,629,163
Series 2023-53, Class AL, 5.50%, 4/20/53(6)	20,000	20,278,956
Series 2023-53, Class SE, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(5)	13,410	14,569,959
Series 2023-56, Class ZE, 6.00%, 4/20/53	17,832	18,512,415
Series 2023-63, Class LB, 6.00%, 5/20/53(6)	12,347	12,808,730
Series 2023-63, Class S, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	26,280	28,552,905
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	5,218,302
Series 2023-65, Class SB, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	6,117	6,529,091
Series 2023-65, Class SD, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	12,433	13,678,236
Series 2023-66, Class S, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	4,860	5,274,836
Series 2023-66, Class SD, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	4,339	4,708,411
Series 2023-83, Class S, 6.425%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(5)	5,517	5,980,093
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,674,147
Series 2023-84, Class SN, 6.422%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(5)	5,776	6,240,121
Series 2023-89, Class SD, 6.233%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(5)	7,340	7,792,749
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	10,374,245
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	8,297,577
Series 2023-97, Class CB, 6.00%, 7/20/53(6)	20,000	20,685,548
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	3,110,676
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	13,730,998
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	11,518,615
Series 2023-107, Class DZ, 5.50%, 7/20/53	7,531	7,625,600
Series 2023-116, Class CY, 6.00%, 8/20/53	2,618	2,694,870
Series 2023-133, Class S, 8.55%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	10,548	11,894,102
Series 2023-146, Class BY, 6.00%, 10/20/53	5,318	5,507,598
Series 2023-149, Class S, 8.40%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	6,248	7,000,568
Series 2023-150, Class AS, 10.78%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(5)	2,418	2,833,985
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-150, Class ZH, 6.00%, 10/20/53	$2,429	$ 2,517,138
Series 2023-151, Class DZ, 6.00%, 10/20/53	6,162	6,408,186
Series 2023-153, Class SM, 10.60%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(5)	7,351	8,563,282
Series 2023-164, Class EL, 6.00%, 11/20/53	9,325	9,656,119
Series 2023-165, Class DY, 6.00%, 11/20/53	81,056	84,036,413
Series 2023-165, Class EY, 6.50%, 11/20/53(6)	25,000	26,495,985
Series 2023-169, Class JW, 6.50%, 11/20/53	5,000	5,304,870
Series 2023-173, Class AX, 6.00%, 11/20/53	8,555	8,857,840
Series 2023-182, Class EL, 6.00%, 12/20/53	12,883	13,339,389
Series 2023-186, Class HL, 6.00%, 12/20/53	5,445	5,618,579
Series 2023-186, Class ZM, 5.50%, 12/20/53(6)	32,277	32,925,949
Series 2024-1, Class GL, 6.00%, 1/20/54	2,500	2,592,343
Series 2024-3, Class CY, 6.00%, 1/20/54	2,073	2,150,587
Series 2024-6, Class CB, 6.00%, 1/20/54	5,000	5,239,274
Series 2024-6, Class LB, 6.00%, 1/20/54	6,784	7,034,963
Series 2024-14, Class CY, 5.50%, 1/20/54	12,142	12,304,914
Series 2024-23, Class KZ, 5.50%, 2/20/54	10,661	10,788,771
Series 2024-24, Class NZ, 6.00%, 2/20/54	3,774	3,923,373
Series 2024-25, Class GL, 6.00%, 2/20/54	2,804	2,905,704
Series 2024-26, Class NZ, 6.00%, 2/20/54	15,352	15,877,601
Series 2024-40, Class DB, 6.00%, 1/20/54	1,906	1,974,239
Series 2024-42, Class DZ, 6.00%, 3/20/54	9,294	9,592,019
Series 2024-44, Class LM, 6.00%, 3/20/54(6)	24,976	25,859,802
Series 2024-44, Class ML, 6.00%, 3/20/54	10,835	11,218,494
Series 2024-45, Class DN, 6.00%, 3/20/54	4,214	4,325,912
Series 2024-46, Class AL, 6.00%, 3/20/54(6)	30,945	32,000,007
Series 2024-59, Class LG, 6.00%, 4/20/54(6)	12,663	13,092,173
Series 2024-81, Class HZ, 6.00%, 5/20/54	5,990	6,193,707
Series 2024-95, Class GZ, 5.50%, 6/20/54	10,213	10,355,577
Series 2024-99, Class DZ, 6.00%, 6/20/54	3,871	3,986,067
Series 2024-108, Class KZ, 6.00%, 7/20/54(6)	39,979	41,202,893
Series 2024-112, Class EZ, 6.00%, 7/20/54	2,301	2,368,678
Series 2024-112, Class LZ, 6.00%, 7/20/54	2,912	3,012,444
Series 2024-126, Class KY, 6.00%, 8/20/54	5,176	5,384,140
Series 2024-126, Class ZB, 6.00%, 8/20/54	8,087	8,309,270
Series 2024-127, Class UZ, 6.00%, 8/20/54	17,057	17,970,062
Series 2024-127, Class ZQ, 5.00%, 8/20/54	6,147	5,964,626
Series 2024-131, Class TL, 6.00%, 8/20/54	5,100	5,265,951
Series 2024-132, Class AZ, 6.00%, 8/20/54	5,081	5,220,306
Series 2024-148, Class GB, 6.00%, 9/20/54	6,818	7,011,878
Series 2024-148, Class LZ, 5.50%, 9/20/54	15,624	15,668,250
Series 2024-159, Class TZ, 6.50%, 10/20/64	4,098	4,084,605
Series 2024-167, Class LZ, 5.50%, 10/20/54	8,634	8,609,960
Series 2024-167, Class MZ, 5.50%, 10/20/54	5,269	5,268,236

22
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-167, Class NZ, 6.00%, 10/20/54	$1,316	$ 1,349,742
Series 2024-167, Class PZ, 6.50%, 10/20/54	690	690,063
Series 2024-172, Class BZ, 5.50%, 10/20/54	8,878	8,903,419
Series 2024-183, Class ZA, 6.00%, 8/20/54	6,469	6,652,314
Series 2025-39, Class CM, 8.25%, (30-day SOFR Average + 3.90%), 3/20/55(2)	28,432	29,185,556
Series 2025-41, Class MT, 7.283%, (30-day SOFR Average + 2.933%), 3/20/65(2)	29,147	29,406,689
Series 2025-41, Class QM, 8.25%, (30-day SOFR Average + 3.90%), 3/20/55(2)	11,732	12,060,685
Series 2025-44, Class HZ, 6.00%, 3/20/55	5,414	5,484,976
Series 2025-62, Class FM, 8.54%, (30-day SOFR Average + 4.20%), 4/20/55(2)	42,250	43,440,626
Series 2025-62, Class MF, 8.538%, (30-day SOFR Average + 4.20%), 4/20/55(2)	16,667	16,903,124
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(5)	11,000	11,169,689
Series 2025-64, Class FM, 8.60%, (30-day SOFR Average + 4.26%), 4/20/55(2)	22,583	23,235,826
Series 2025-69, Class VN, 10.00%, (68.667% - 30-day SOFR Average x 13.333, Cap 10.00%), 4/20/55(5)	16,317	16,894,979
Interest Only:(8)
Series 2014-68, Class KI, 0.00%, 10/20/42(3)	2,000	77,000
Series 2017-104, Class SD, 1.767%, (6.086% - 1 mo. SOFR), 7/20/47(5)	3,687	495,684
Series 2017-121, Class DS, 0.067%, (4.386% - 1 mo. SOFR), 8/20/47(5)	2,444	120,894
Series 2017-137, Class AS, 0.067%, (4.386% - 1 mo. SOFR), 9/20/47(5)	3,355	161,564
Series 2020-116, Class MI, 2.00%, 8/20/50	15,268	2,018,026
Series 2020-134, Class LI, 2.50%, 9/20/50	6,501	945,270
Series 2020-146, Class IQ, 2.00%, 10/20/50	15,553	1,958,161
Series 2020-146, Class QI, 2.00%, 10/20/50	8,299	1,033,517
Series 2020-149, Class NI, 2.50%, 10/20/50	12,149	1,665,357
Series 2020-151, Class AI, 2.00%, 10/20/50	46,177	5,685,226
Series 2020-151, Class HI, 2.50%, 10/20/50	1,057	159,646
Series 2020-154, Class PI, 2.50%, 10/20/50	10,764	1,474,675
Series 2020-167, Class KI, 2.00%, 11/20/50	25,533	3,208,836
Series 2020-173, Class DI, 2.00%, 11/20/50	19,246	2,360,885
Series 2020-176, Class HI, 2.50%, 11/20/50	26,320	3,618,761
Series 2020-185, Class BI, 2.00%, 12/20/50	6,591	855,777
Series 2020-191, Class AI, 2.00%, 12/20/50	24,657	2,900,040
Series 2021-15, Class AI, 2.00%, 1/20/51	28,208	3,480,996
Series 2021-23, Class TI, 2.50%, 2/20/51	10,116	1,452,223
Series 2021-30, Class AI, 2.00%, 2/20/51	3,511	428,478
Series 2021-46, Class IM, 2.50%, 3/20/51	2,286	308,548
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(5)	$4,723	$ 68,697
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(5)	10,730	371,183
Series 2021-97, Class IG, 2.50%, 8/20/49	31,811	3,936,254
Series 2021-114, Class MI, 3.00%, 6/20/51	8,017	1,358,409
Series 2021-121, Class TI, 3.00%, 7/20/51	28,561	4,015,731
Series 2021-122, Class NI, 3.00%, 7/20/51	5,351	922,625
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(5)	14,347	508,252
Series 2021-154, Class MI, 3.00%, 9/20/51	39,398	5,739,716
Series 2021-160, Class IT, 2.50%, 9/20/51	14,958	1,613,296
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	23,299	204,241
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	11,767	102,476
Series 2021-193, Class IU, 3.00%, 11/20/49	35,757	5,216,924
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(5)	22,266	286,879
Series 2021-201, Class PI, 3.00%, 11/20/51	21,814	2,647,242
Series 2021-209, Class IW, 3.00%, 11/20/51	15,825	2,195,349
Series 2022-104, Class IO, 2.50%, 6/20/51	21,676	3,157,551
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	176,964	1,891,412
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	19,663	210,157
Series 2022-119, Class TA, 0.00%, (3.90% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	39,325	607,467
Series 2022-119, Class TI, 0.00%, (3.85% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	393,254	5,667,026
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	52,771	1,058,513
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)	39,325	816,108
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(5)	112,601	1,510,572
Series 2023-13, Class SA, 1.05%, (5.40% - 30-day SOFR Average), 1/20/53(5)	8,603	414,898
Series 2023-19, Class SD, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(5)	13,592	915,309
Series 2023-20, Class HS, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(5)	9,451	634,038
Series 2023-22, Class ES, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(5)	12,601	845,383

23
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-22, Class SA, 1.35%, (5.70% - 30-day SOFR Average), 2/20/53(5)	$16,761	$ 785,401
Series 2023-24, Class SB, 0.80%, (5.15% - 30-day SOFR Average), 2/20/53(5)	25,203	1,158,025
Series 2023-24, Class SG, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(5)	12,601	845,383
Series 2023-32, Class SA, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(5)	42,530	2,853,169
Series 2023-38, Class LS, 1.95%, (6.30% - 30-day SOFR Average), 3/20/53(5)	40,547	2,705,516
Series 2023-38, Class SD, 1.90%, (6.25% - 30-day SOFR Average), 3/20/53(5)	51,121	2,990,163
Series 2023-38, Class SG, 1.85%, (6.20% - 30-day SOFR Average), 3/20/53(5)	31,594	2,038,159
Series 2023-47, Class HS, 1.95%, (6.30% - 30-day SOFR Average), 3/20/53(5)	13,516	901,839
Series 2023-47, Class SC, 1.90%, (6.25% - 30-day SOFR Average), 3/20/53(5)	20,255	1,328,842
Series 2023-53, Class SK, 1.85%, (6.20% - 30-day SOFR Average), 4/20/53(5)	26,584	1,745,423
Series 2024-64, Class EI, 6.50%, 4/20/64	14,431	2,112,080
GS Mortgage-Backed Securities Trust:
Series 2022-PJ6, Class B4, 3.187%, 1/25/53(1)(3)	1,869	1,054,138
Series 2024-PJ1, Class B3, 7.133%, 6/25/54(1)(3)	5,673	5,847,137
JPM Lending Facility, 11.324%, (SOFR + 7.00%), 7/15/29(2)	60,225	60,624,051
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(4)	2,775	2,799,172
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	13,700	13,842,190
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(4)	13,631	13,823,493
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.829%, (1 mo. SOFR + 6.50%), 5/25/59(1)(2)	9,000	9,044,581
MFRA Trust, Series 2025-NQM1, Class B1, 7.034%, 3/25/70(1)(3)	2,736	2,720,663
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	56,928	57,426,587
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(4)	11,820	11,905,613
Onity Loan Investment Trust:
Series 2024-HB2, Class M3, 5.00%, 8/25/37(1)(3)	1,500	1,414,858
Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(3)	7,750	6,990,126
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust:
Series 2022-GT1, Class A, 8.604%, (30-day SOFR Average + 4.25%), 5/25/27(1)(2)	$11,500	$ 11,605,499
Series 2024-GT1, Class A, 7.527%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	41,000	41,565,890
PRPM LLC:
Series 2024-5, Class A1, 5.689% to 10/25/25, 9/25/29(1)(4)	3,614	3,643,514
Series 2024-NQM1, Class B1, 7.50%, 12/25/68(1)(3)	9,000	8,985,812
Series 2024-RCF1, Class A3, 4.00% to 1/25/26, 1/25/54(1)(4)	2,700	2,549,771
Series 2024-RCF2, Class A3, 3.75% to 3/25/26, 3/25/54(1)(4)	2,000	1,866,676
Series 2024-RCF3, Class A3, 4.00% to 5/25/26, 5/25/54(1)(4)	1,500	1,406,454
Series 2024-RCF3, Class M1, 4.00% to 5/25/26, 5/25/54(1)(4)	1,000	925,927
Series 2024-RCF3, Class M2, 4.00% to 5/25/26, 5/25/54(1)(4)	4,000	3,563,443
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(4)	3,100	2,851,756
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(4)	4,003	3,681,710
Series 2025-NQM1, Class M1A, 6.645%, 11/25/69(1)(3)	10,221	10,429,433
Series 2025-RCF1, Class M3, 4.50% to 2/25/27, 2/25/55(1)(4)	1,000	860,831
Radnor RE Ltd., Series 2022-1, Class M1A, 8.104%, (30-day SOFR Average + 3.75%), 9/25/32(1)(2)	147	147,664
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(1)(3)	7,350	7,415,649
Saluda Grade Alternative Mortgage Trust:
Series 2024-RTL4, Class A1, 7.50% to 7/25/26, 2/25/30(1)	15,500	15,565,376
Series 2024-RTL5, Class A1, 7.762% to 9/25/26, 4/25/30(1)(4)	12,000	12,139,024
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1B, 6.966%, 1/25/65(1)(3)	3,000	3,034,589
Sequoia Mortgage Trust, Series 2024-3, Class B4, 6.379%, 4/25/54(1)(3)	1,526	1,397,390
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(3)	48,538	47,356,075
Total Collateralized Mortgage Obligations (identified cost $3,087,431,079)		$3,109,013,863

24
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 2.8%
Security	Principal Amount* (000's omitted)		Value
BAHA Trust, Series 2024-MAR, Class C, 7.766%, 12/10/41(1)(3)		7,823	$ 8,041,686
BAMLL Trust:
Series 2024-BHP, Class B, 7.222%, (1 mo. SOFR + 2.90%), 8/15/39(1)(2)		8,000	8,019,552
Series 2024-BHP, Class C, 7.922%, (1 mo. SOFR + 3.60%), 8/15/39(1)(2)		1,700	1,694,215
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.212%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)		3,300	3,301,804
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 7.463%, (1 mo. SOFR + 3.141%), 6/15/27(1)(2)		12,000	12,047,683
Fontainebleau Miami Beach Mortgage Trust:
Series 2024-FBLU, Class F, 8.572%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)		3,240	3,216,930
Series 2024-FBLU, Class G, 9.972%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)		19,000	18,948,848
GWT Trust, Series 2024-WLF2, Class D, 7.261%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)		8,000	7,988,406
Harvest Commercial Capital Loan Trust, Series 2019-1, Class M6, 6.337%, 9/25/46(1)(3)		9,500	9,130,477
Hudson Yards Mortgage Trust:
Series 2025-SPRL, Class E, 6.901%, 1/13/40(1)(3)		2,000	2,046,561
Series 2025-SPRL, Class F, 7.649%, 1/13/40(1)(3)		1,750	1,774,379
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.56%, 12/10/34(1)(3)		11,850	11,838,905
INTOWN Mortgage Trust:
Series 2025-STAY, Class D, 7.172%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)		25,000	24,564,780
Series 2025-STAY, Class E, 8.172%, (1 mo. SOFR + 3.85%), 3/15/42(1)(2)		13,900	13,669,445
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.659%, 9/15/47(1)(3)		895	601,977
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.763%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)		12,850	12,453,410
ORL Trust:
Series 2024-GLKS, Class E, 7.512%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)		8,250	8,177,675
Series 2024-GLKS, Class F, 8.76%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)		17,550	17,279,233
ROCK Trust, Series 2024-CNTR, Class D, 7.109%, 11/13/41(1)		1,750	1,829,500
TX Trust, Series 2024-HOU, Class E, 8.709%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		6,000	5,974,777
U.K. Logistics DAC, Series 2024-1A, Class E, 9.481%, (SONIA + 5.00), 5/17/34(1)(2)	GBP	2,250	3,019,669
Security	Principal Amount* (000's omitted)	Value
Willowbrook Mall:
Series 2025-WBRK, Class D, 6.278%, 3/5/35(1)(3)	2,500	$ 2,368,663
Series 2025-WBRK, Class E, 6.278%, 3/5/35(1)(3)	5,875	5,310,923
Total Commercial Mortgage-Backed Securities (identified cost $183,890,419)		$ 183,299,498

Common Stocks — 0.3%
Security	Shares	Value
Brazil — 0.1%
Suzano SA ADR	209,100	$ 1,852,626
Vale SA ADR	384,500	3,579,695
		$ 5,432,321
Bulgaria — 0.1%
Eurohold Bulgaria AD(10)	5,122,844	$ 5,525,624
		$ 5,525,624
Colombia — 0.0%†
Canacol Energy Ltd.(10)	147,000	$ 316,691
		$ 316,691
Iceland — 0.0%†
Siminn Hf.	2,023,336	$ 217,920
		$ 217,920
Mexico — 0.1%
Borr Drilling Ltd.(10)	724,100	$ 1,230,970
Orbia Advance Corp. SAB de CV	1,917,600	1,294,665
		$ 2,525,635
Pakistan — 0.0%†
VEON Ltd. ADR(10)	54,404	$ 2,467,765
		$ 2,467,765
Total Common Stocks (identified cost $17,013,824)		$ 16,485,956

25
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 2.6%
Security	Principal Amount (000's omitted)		Value
Canada — 0.1%
Shopify, Inc., 0.125%, 11/1/25	USD	1,995	$ 1,992,007
			$ 1,992,007
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 6/1/31(1)	USD	5,862	$ 7,709,995
H World Group Ltd., 3.00%, 5/1/26	USD	1,064	1,142,573
JD.com, Inc., 0.25%, 6/1/29(1)	USD	2,355	2,479,462
Li Auto, Inc., 0.25%, 5/1/28	USD	1,270	1,455,737
PDD Holdings, Inc., 0.00%, 12/1/25	USD	3,032	2,945,588
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(11)	USD	258	28,690
Trip.com Group Ltd., 0.75%, 6/15/29(1)	USD	2,430	2,747,115
ZTO Express Cayman, Inc., 1.50%, 9/1/27	USD	1,868	1,846,425
			$ 20,355,585
Germany — 0.0%†
TUI AG, 1.95%, 7/26/31(11)	EUR	1,200	$ 1,457,897
			$ 1,457,897
Singapore — 0.0%†
Sea Ltd., 2.375%, 12/1/25	USD	1,290	$ 1,959,510
			$ 1,959,510
Spain — 0.0%†
Cellnex Telecom SA, 0.50%, 7/5/28(11)	EUR	1,100	$ 1,354,016
			$ 1,354,016
Tanzania — 0.0%†
HTA Group Ltd., 2.875%, 3/18/27(11)	USD	600	$ 559,187
			$ 559,187
United Kingdom — 0.0%†
Barclays Bank PLC, 1.00%, 2/16/29	USD	1,651	$ 1,659,833
			$ 1,659,833
United States — 2.2%
Airbnb, Inc., 0.00%, 3/15/26	USD	1,553	$ 1,490,103
Akamai Technologies, Inc., 1.125%, 2/15/29	USD	3,885	3,772,335
Alnylam Pharmaceuticals, Inc., 1.00%, 9/15/27	USD	1,760	2,022,176
Alphatec Holdings, Inc., 0.75%, 3/15/30(1)	USD	690	683,716
American Airlines Group, Inc., 6.50%, 7/1/25	USD	1,840	1,841,568
Security	Principal Amount (000's omitted)		Value
United States (continued)
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29	USD	1,730	$ 1,506,074
Axon Enterprise, Inc., 0.50%, 12/15/27	USD	530	1,438,393
Bentley Systems, Inc., 0.125%, 1/15/26	USD	945	924,604
Bill Holdings, Inc., 0.00%, 4/1/30(1)	USD	1,860	1,586,580
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	USD	1,070	998,043
BlackLine, Inc., 0.00%, 3/15/26	USD	1,955	1,876,800
Block, Inc., 0.25%, 11/1/27	USD	1,050	934,238
Bridgebio Pharma, Inc., 1.75%, 3/1/31(1)	USD	530	581,461
Carnival Corp., 5.75%, 12/1/27	USD	480	768,720
CenterPoint Energy, Inc., 4.25%, 8/15/26	USD	935	1,057,018
Cloudflare, Inc., 0.00%, 8/15/26	USD	1,720	1,750,530
CMS Energy Corp., 3.375%, 5/1/28	USD	1,430	1,583,725
Confluent, Inc., 0.00%, 1/15/27(1)	USD	1,005	925,103
Core Scientific, Inc., 0.00%, 6/15/31(1)	USD	310	264,200
Cytokinetics, Inc., 3.50%, 7/1/27	USD	955	1,117,701
Datadog, Inc.:
0.00%, 12/1/29(1)	USD	1,704	1,540,386
0.125%, 6/15/25	USD	853	964,671
Dayforce, Inc., 0.25%, 3/15/26	USD	955	916,800
Dexcom, Inc., 0.375%, 5/15/28	USD	1,025	931,188
Digital Realty Trust LP, 1.875%, 11/15/29(1)	USD	1,830	1,906,128
DraftKings Holdings, Inc., 0.00%, 3/15/28	USD	1,055	930,869
Duke Energy Corp., 4.125%, 4/15/26	USD	1,900	2,073,375
Enovis Corp., 3.875%, 10/15/28	USD	1,790	1,783,735
Envista Holdings Corp., 1.75%, 8/15/28	USD	1,600	1,455,000
Etsy, Inc., 0.25%, 6/15/28	USD	2,180	1,862,265
Evergy, Inc., 4.50%, 12/15/27	USD	1,855	2,200,586
Evolent Health, Inc., 3.50%, 12/1/29	USD	1,155	940,170
Exact Sciences Corp.:
0.375%, 3/1/28	USD	2,025	1,802,250
2.00%, 3/1/30(1)	USD	720	686,160
Expedia Group, Inc., 0.00%, 2/15/26	USD	1,600	1,564,746
Federal Realty OP LP, 3.25%, 1/15/29(1)	USD	1,395	1,392,908
Five9, Inc., 1.00%, 3/15/29	USD	1,065	906,564
Ford Motor Co., 0.00%, 3/15/26	USD	2,049	2,019,289
Global Payments, Inc., 1.50%, 3/1/31	USD	3,720	3,314,520
Haemonetics Corp., 2.50%, 6/1/29(1)	USD	1,440	1,375,920
Halozyme Therapeutics, Inc., 1.00%, 8/15/28	USD	1,655	2,071,678
Insmed, Inc., 0.75%, 6/1/28	USD	435	980,321
Integer Holdings Corp., 1.875%, 3/15/30(1)	USD	905	960,205
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	USD	800	785,800
InterDigital, Inc., 3.50%, 6/1/27	USD	455	1,189,268
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	USD	1,870	1,828,403
Itron, Inc., 0.00%, 3/15/26	USD	1,070	1,131,881

26
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Jazz Investments I Ltd.:
2.00%, 6/15/26	USD	1,365	$ 1,408,316
3.125%, 9/15/30(1)	USD	1,320	1,440,075
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	940	1,397,373
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	1,535	1,555,011
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	USD	1,795	2,184,350
Live Nation Entertainment, Inc., 2.875%, 1/15/30(1)	USD	1,840	1,907,160
Lumentum Holdings, Inc., 0.50%, 6/15/28	USD	1,975	1,829,241
MARA Holdings, Inc., 0.00%, 6/1/31(1)	USD	1,260	998,335
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	USD	1,670	1,528,885
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	1,070	942,960
Merit Medical Systems, Inc., 3.00%, 2/1/29(1)	USD	1,225	1,562,487
Meritage Homes Corp., 1.75%, 5/15/28(1)	USD	1,430	1,392,105
Microchip Technology, Inc., 0.75%, 6/1/30(1)	USD	2,065	1,945,819
MicroStrategy, Inc., 0.00%, 12/1/29(1)	USD	2,915	2,665,476
MKS Instruments, Inc., 1.25%, 6/1/30(1)	USD	2,000	1,724,863
NCL Corp. Ltd., 1.125%, 2/15/27	USD	2,300	2,178,629
NextEra Energy Capital Holdings, Inc., 3.00%, 3/1/27	USD	2,060	2,309,260
NRG Energy, Inc., 2.75%, 6/1/48	USD	505	1,347,088
Nutanix, Inc., 0.50%, 12/15/29(1)	USD	1,825	1,974,394
Okta, Inc., 0.125%, 9/1/25	USD	1,535	1,513,510
ON Semiconductor Corp., 0.50%, 3/1/29	USD	3,625	3,141,969
Pacira BioSciences, Inc., 2.125%, 5/15/29(1)	USD	535	544,263
Palo Alto Networks, Inc., 0.375%, 6/1/25	USD	580	2,167,055
Parsons Corp., 2.625%, 3/1/29	USD	1,750	1,853,250
PG&E Corp., 4.25%, 12/1/27	USD	2,695	2,806,573
Post Holdings, Inc., 2.50%, 8/15/27	USD	1,630	1,923,512
PPL Capital Funding, Inc., 2.875%, 3/15/28	USD	1,825	2,083,237
Rapid7, Inc.:
0.25%, 3/15/27	USD	465	427,218
1.25%, 3/15/29	USD	570	486,958
Rivian Automotive, Inc., 4.625%, 3/15/29	USD	1,985	2,032,144
Sarepta Therapeutics, Inc., 1.25%, 9/15/27	USD	1,590	1,511,201
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	2,185	2,222,145
Snowflake, Inc., 0.00%, 10/1/29(1)	USD	2,135	2,652,471
Spotify USA, Inc., 0.00%, 3/15/26	USD	1,895	2,444,739
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	1,240	1,465,060
Uber Technologies, Inc.:
0.00%, 12/15/25	USD	1,120	1,256,080
0.875%, 12/1/28	USD	1,990	2,617,845
Ventas Realty LP, 3.75%, 6/1/26	USD	700	922,950
Western Digital Corp., 3.00%, 11/15/28	USD	1,690	2,297,555
Security	Principal Amount (000's omitted)		Value
United States (continued)
Wolfspeed, Inc., 1.875%, 12/1/29	USD	1,695	$ 492,398
Workiva, Inc., 1.25%, 8/15/28	USD	2,000	1,888,500
XPLR Infrastructure LP, 2.50%, 6/15/26(1)	USD	2,480	2,337,400
Ziff Davis, Inc., 1.75%, 11/1/26	USD	900	847,119
Zscaler, Inc., 0.125%, 7/1/25	USD	1,465	2,205,521
			$ 143,070,674
Total Convertible Bonds (identified cost $166,577,830)			$ 172,408,709

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
United States — 0.1%
Bank of America Corp., Series L, 7.25%	3,000	$ 3,510,240
Wells Fargo & Co., Series L, Class A, 7.50%	3,100	3,602,200
Total Convertible Preferred Stocks (identified cost $7,401,269)		$ 7,112,440

Exchange-Traded Funds — 3.4%
Security	Shares	Value
iShares Broad USD High Yield Corporate Bond ETF	4,454,600	$ 163,038,360
Janus Henderson B-BBB CLO ETF	1,013,171	48,692,998
ProShares Short VIX Short-Term Futures ETF	224,200	8,387,322
Total Exchange-Traded Funds (identified cost $227,457,992)		$ 220,118,680

Foreign Corporate Bonds — 6.6%
Security	Principal Amount (000's omitted)		Value
Angola — 0.1%
Azule Energy Finance PLC, 8.125%, 1/23/30(1)	USD	8,402	$ 8,101,208
			$ 8,101,208
Argentina — 0.2%
Generacion Mediterranea SA/Central Termica Roca SA, 11.00%, 11/1/31(1)	USD	2,541	$ 2,260,051

27
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Argentina (continued)
IRSA Inversiones y Representaciones SA, 8.00%, 3/31/35(1)	USD	4,440	$ 4,255,740
YPF SA, 8.25%, 1/17/34(1)	USD	6,024	5,858,736
			$ 12,374,527
Brazil — 0.8%
Guara Norte SARL, 5.198%, 6/15/34(11)	USD	5,191	$ 4,813,520
MV24 Capital BV, 6.748%, 6/1/34(11)	USD	6,169	5,885,441
NewCo Holding USD 20 SARL:
9.375%, 11/7/29(11)	USD	1,162	1,148,637
9.375%, 11/7/29(1)	USD	5,843	5,775,805
OHI Group SA:
13.00%, 7/22/29(11)	USD	3,933	3,976,263
13.00%, 7/22/29(1)	USD	10,990	11,110,890
Oi SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(1)(12)	USD	3,422	2,788,695
Samarco Mineracao SA, 9.50%, 6/30/31(11)(12)	USD	14,719	13,862,482
Unigel Luxembourg SA, 13.50%, (13.50% cash or 15.00% PIK), 12/31/27(11)(12)	USD	299	273,740
Vale SA, Series A6, 0.00%(13)(14)	BRL	50,226	2,832,075
Yinson Boronia Production BV, 8.947%, 7/31/42(1)	USD	1,756	1,804,671
			$ 54,272,219
Cameroon — 0.1%
Golar LNG Ltd., 7.75%, 9/19/29(1)(11)	USD	4,600	$ 4,613,570
			$ 4,613,570
Canada — 0.1%
Aris Gold Corp., 7.50%, 8/26/27	USD	1,529	$ 1,507,304
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	3,125	3,203,469
			$ 4,710,773
China — 0.2%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(11)	USD	9,952	$ 9,577,566
Kaisa Group Holdings Ltd., 9.375%, 6/30/24(11)(15)	USD	850	38,250
KWG Group Holdings Ltd., 7.875%, 8/30/24(15)	USD	519	33,800
Longfor Group Holdings Ltd.:
3.375%, 4/13/27(11)	USD	1,166	1,047,181
3.95%, 9/16/29(11)	USD	340	273,168
Shimao Group Holdings Ltd., 5.60%, 7/15/26(11)(15)	USD	4,343	244,337
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(11)(12)	USD	219	26,843
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(11)(12)	USD	220	30,204
Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings Ltd.: (continued)
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(11)(12)	USD	440	$ 60,554
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(11)(12)	USD	662	81,118
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(11)(12)	USD	664	81,314
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(11)(12)	USD	313	38,290
Times China Holdings Ltd.:
5.55%, 6/4/24(11)(15)	USD	2,221	83,287
6.75%, 7/16/23(11)(15)	USD	1,041	40,890
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(11)	USD	200	193,801
			$ 11,850,603
Colombia — 0.3%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	6,249	$ 4,257,006
Banco Davivienda SA, 6.65% to 4/22/31(11)(13)(16)	USD	2,167	1,851,834
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(11)(16)	USD	6,087	6,726,135
Bancolombia SA, 8.625% to 6/24/29, 12/24/34(16)	USD	4,523	4,698,248
Canacol Energy Ltd., 5.75%, 11/24/28(11)	USD	5,622	2,614,625
			$ 20,147,848
Costa Rica — 0.0%†
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(1)	USD	434	$ 461,171
			$ 461,171
Cyprus — 0.0%†
Bank of Cyprus PLC, 11.875% to 12/21/28(11)(13)(16)	EUR	213	$ 282,510
			$ 282,510
Georgia — 0.3%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(13)(16)	USD	200	$ 196,958
9.50% to 7/16/29(11)(13)(16)	USD	6,866	6,765,043
TBC Bank JSC:
8.894% to 11/6/26(11)(13)(16)	USD	3,481	3,354,720
10.25% to 7/30/29(11)(13)(16)	USD	6,004	5,894,861
			$ 16,211,582

28
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ghana — 0.2%
Kosmos Energy Ltd.:
7.50%, 3/1/28(11)	USD	4,667	$ 3,988,189
8.75%, 10/1/31(11)	USD	6,700	5,416,886
Tullow Oil PLC, 10.25%, 5/15/26(11)	USD	2,891	2,288,949
			$ 11,694,024
Greece — 0.1%
Alpha Services & Holdings SA, 7.50% to 6/10/30(11)(13)(16)	EUR	6,007	$ 7,060,069
			$ 7,060,069
Guyana — 0.0%†
Secure International Finance Co., Inc., 10.00%, 6/3/29(1)	USD	1,500	$ 1,507,500
			$ 1,507,500
Hong Kong — 0.2%
CAS Capital No. 1 Ltd., 4.00% to 7/12/26(11)(13)(16)	USD	7,803	$ 7,474,295
NWD Finance BVI Ltd.:
4.125% to 3/10/28(11)(13)(16)	USD	1,105	404,812
4.80% to 5/30/25(11)(13)	USD	312	89,655
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(11)	USD	7,551	7,343,243
			$ 15,312,005
Hungary — 0.2%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(11)(16)	EUR	3,063	$ 3,490,117
6.875% to 5/8/30, 11/8/35(7)(11)(16)	EUR	1,300	1,465,357
8.625% to 10/19/26, 10/19/27(11)(16)	EUR	417	503,153
OTP Bank Nyrt:
7.30% to 1/30/30, 7/30/35(11)(16)	USD	3,364	3,395,886
8.75% to 2/15/28, 5/15/33(11)(16)	USD	3,264	3,462,092
			$ 12,316,605
Iceland — 0.0%
Wow Air Hf.:
0.00%(13)(15)(17)	EUR	20	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(13)(15)(17)	EUR	900	0
			$ 0
India — 0.3%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	USD	542	$ 524,895
HDFC Bank Ltd., 3.70% to 8/25/26(11)(13)(16)	USD	4,700	4,485,845
Piramal Finance Ltd., 7.80%, 1/29/28(11)	USD	5,010	4,927,111
Security	Principal Amount (000's omitted)		Value
India (continued)
Vedanta Resources Finance II PLC:
9.475%, 7/24/30(1)	USD	1,600	$ 1,471,218
9.85%, 4/24/33(1)	USD	1,019	924,902
9.85%, 4/24/33(11)	USD	1,318	1,196,291
10.25%, 6/3/28(1)	USD	3,251	3,208,668
11.25%, 12/3/31(1)	USD	3,240	3,193,858
			$ 19,932,788
Indonesia — 0.0%†
Pakuwon Jati Tbk. PT, 4.875%, 4/29/28(11)	USD	1,520	$ 1,448,126
			$ 1,448,126
Kazakhstan — 0.2%
ForteBank JSC, 7.75%, 2/4/30(1)	USD	9,679	$ 9,473,838
Kaspi.KZ JSC, 6.25%, 3/26/30(11)	USD	5,957	5,841,728
			$ 15,315,566
Luxembourg — 0.2%
FORESEA Holding SA, 7.50%, 6/15/30(11)	USD	8,629	$ 8,213,339
Gol Finance SA, 14.824%, (1 mo. SOFR + 10.50%), 6/8/25(1)(2)	USD	1,265	1,265,232
			$ 9,478,571
Mexico — 1.0%
Alpha Holding SA de CV:
9.00%, 2/10/25(11)(15)	USD	2,654	$ 19,903
10.00%, 12/19/22(11)(15)	USD	1,440	17,997
Banco Mercantil del Norte SA:
5.875% to 1/24/27(11)(13)(16)	USD	433	419,023
7.625% to 1/10/28(11)(13)(16)	USD	563	557,566
8.375% to 5/20/31(11)(13)(16)	USD	603	594,363
8.375% to 10/14/30(11)(13)(16)	USD	1,314	1,330,149
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 5/20/31(1)(13)(16)	USD	6,647	6,551,793
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/17/28, 1/18/33(11)(16)	USD	3,403	3,222,399
8.45% to 6/29/33, 6/29/38(1)(16)	USD	1,771	1,840,405
8.45% to 6/29/33, 6/29/38(11)(16)	USD	3,220	3,346,191
Controladora Mabe SA de CV, 5.60%, 10/23/28(11)	USD	2,200	1,894,200
El Puerto de Liverpool SAB de CV, 6.658%, 1/22/37(1)	USD	5,942	5,997,144
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB, 13.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(11)(12)	USD	5,424	5,239,294

29
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Financiera Independencia SAB de CV SOFOM ENR, 12.00% to 3/1/26, 3/1/28(4)(11)	USD	1,121	$ 1,118,197
Grupo Aeromexico SAB de CV:
8.625%, 11/15/31(11)	USD	973	902,701
8.625%, 11/15/31(1)	USD	7,105	6,591,667
Petroleos Mexicanos:
4.50%, 1/23/26	USD	3,023	2,953,998
6.75%, 9/21/47	USD	4,436	2,982,101
6.84%, 1/23/30	USD	12,459	11,105,453
6.875%, 8/4/26	USD	1,812	1,790,173
Total Play Telecomunicaciones SA de CV:
10.50%, 12/31/28(11)	USD	476	425,934
10.50%, 12/31/28(1)	USD	2,349	2,101,933
11.125%, 12/31/32(1)	USD	7,762	7,017,550
			$ 68,020,134
Mongolia — 0.0%†
Golomt Bank, 11.00%, 5/20/27(11)	USD	2,272	$ 2,278,629
			$ 2,278,629
Nigeria — 0.1%
Access Bank PLC, 6.125%, 9/21/26(11)	USD	6,696	$ 6,458,409
			$ 6,458,409
Panama — 0.0%†
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(11)	USD	784	$ 686,255
			$ 686,255
Paraguay — 0.1%
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	2,421	$ 1,805,122
7.70%, 7/21/28(11)	USD	3,143	2,343,452
			$ 4,148,574
Peru — 0.3%
Auna SA:
10.00%, 12/15/29(11)	USD	1,200	$ 1,286,082
10.00%, 12/15/29(1)	USD	5,370	5,755,065
Camposol SA, 6.00%, 2/3/27(11)	USD	3,662	3,451,274
Peru LNG SRL, 5.375%, 3/22/30(11)	USD	3,147	2,848,987
Petroleos del Peru SA, 5.625%, 6/19/47(11)	USD	7,522	4,640,020
Telefonica del Peru SAA, 7.375%, 4/10/27(11)	PEN	4,500	429,671
			$ 18,411,099
Security	Principal Amount (000's omitted)		Value
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(11)(13)(15)(16)(17)	USD	1,226	$ 0
			$ 0
Saint Lucia — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	8,425	$ 8,451,283
			$ 8,451,283
Singapore — 0.0%†
Puma International Financing SA, 7.75%, 4/25/29(11)	USD	659	$ 654,626
			$ 654,626
Togo — 0.1%
Ecobank Transnational, Inc.:
10.125%, 10/15/29(1)	USD	2,475	$ 2,561,346
10.125%, 10/15/29(11)	USD	4,216	4,346,222
			$ 6,907,568
Turkey — 0.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(11)	USD	3,673	$ 3,581,128
Limak Yenilenebilir Enerji AS, 9.625%, 8/12/30(1)	USD	4,902	4,774,916
WE Soda Investments Holding PLC, 9.50%, 10/6/28(11)	USD	5,637	5,774,937
Zorlu Enerji Elektrik Uretim AS, 11.00%, 4/23/30(11)	USD	8,838	8,115,147
			$ 22,246,128
Ukraine — 0.1%
Kernel Holding SA, 6.75%, 10/27/27(11)	USD	3,292	$ 2,959,935
			$ 2,959,935
United Arab Emirates — 0.1%
Ittihad International Ltd., 9.75%, 11/9/28(11)	USD	5,647	$ 5,807,692
			$ 5,807,692
United Kingdom — 0.1%
Standard Chartered PLC:
7.625% to 1/16/32(11)(13)(16)	USD	3,986	$ 3,930,564
7.875% to 3/8/30(11)(13)(16)	USD	800	803,472
			$ 4,734,036

30
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States — 0.4%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	USD	740	$ 743,802
Ally Financial, Inc., Series B, 4.70% to 5/15/26(13)(16)	USD	16,000	14,749,125
Avianca Midco 2 PLC:
9.00%, 12/1/28(1)	USD	8,897	8,018,810
9.625%, 2/14/30(1)	USD	2,515	2,199,066
Hightower Holding LLC, 9.125%, 1/31/30(1)	USD	1,330	1,361,627
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	USD	1,000	990,555
			$ 28,062,985
Uzbekistan — 0.2%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(11)	UZS	51,340,000	$ 4,098,943
Uzbek Industrial & Construction Bank ATB, 8.95%, 7/24/29(11)	USD	6,224	6,387,419
			$ 10,486,362
Venezuela — 0.2%
Petroleos de Venezuela SA:
5.375%, 4/12/27(11)(15)	USD	5,670	$ 671,859
5.50%, 4/12/37(11)(15)	USD	817	96,862
6.00%, 10/28/22(11)(15)	USD	2,115	232,686
6.00%, 5/16/24(11)(15)	USD	13,368	1,584,069
6.00%, 11/15/26(11)(15)	USD	60,087	7,120,267
9.00%, 11/17/21(11)(15)	USD	344	44,720
9.75%, 5/17/35(11)(15)	USD	1,954	254,046
12.75%, 2/17/22(11)(15)	USD	928	127,531
			$ 10,132,040
Total Foreign Corporate Bonds (identified cost $448,307,585)			$ 427,537,020

Government National Mortgage Association Participation Agreements — 1.9%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 6.337%, 1/1/59(18)	$120,010	$ 120,978,361
Total Government National Mortgage Association Participation Agreements (identified cost $120,010,000)		$ 120,978,361

Insurance Linked Securities — 2.6%
Security	Shares	Value
Reinsurance Side Cars — 1.2%
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(1)(17)(19)(20)	98,494	$ 79,583
Series 2021B, 0.00%, 3/21/25(1)(17)(19)(20)	938,482	839,941
Series 2022A, 0.00%, 3/20/26(1)(17)(19)(20)	79,810	84,782
Series 2022B, 0.00%, 3/20/26(1)(17)(19)(20)	27,451	55,473
Series 2023A, 0.00%, 3/19/27(1)(17)(19)(20)	257,143	583,946
Series 2023B, 0.00%, 3/19/27(1)(17)(19)(20)	31,162	385,259
Series 2024A, 0.00%, 3/17/28(1)(17)(19)(20)	81,053	981,896
Series 2024B, 0.00%, 3/17/28(1)(17)(19)(20)	64,938	3,564,008
Series 2025A, 0.00%, 3/19/30(1)(17)(19)(20)	37,500,000	35,351,250
Mt. Logan Re Ltd.:
Series 13, Preference Shares(17)(20)(21)	10,000	23,235,607
Series 17, Preference Shares(10)(17)(20)(21)	860	1,972,012
Series 19, Preference Shares(10)(17)(20)(21)	7,464	10,586,708
		$ 77,720,465
Segregated Account/Funds — 1.4%
1863 Fund Ltd. - Core Nat Cat Fund(10)(17)(20)	50,950	$ 55,927,937
PartnerRe ILS Fund SAC Ltd.(10)(17)(20)(21)	34,000	36,713,200
		$ 92,641,137
Total Insurance Linked Securities (identified cost $141,474,298)		$ 170,361,602

Loan Participation Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.1%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(11)(17)(22)	UZS	97,751,435	$ 7,576,247
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(11)(17)(22)	UZS	1,841,900	141,711
Total Loan Participation Notes (identified cost $8,728,844)			$ 7,717,958

31
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.2%
Security	Principal Amount/ Shares	Value
United States — 0.2%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(10)(21)	$8,000,000	$ 8,027,048
Boeing Co., 6.00%	27,000	1,657,260
Hewlett Packard Enterprise Co., 7.625%	26,000	1,305,200
PG&E Corp., Series A, 6.00%	8,000	347,920
Total Preferred Stocks (identified cost $10,927,500)		$ 11,337,428

Senior Floating-Rate Loans — 0.5%(23)
Borrower/Description	Principal Amount (000's omitted)	Value
Brazil — 0.1%
Clealco Acucar E Alcool SA, Term Loan, 16.292%, (3 mo. USD Term SOFR + 12.00%), 12/31/25	$5,930	$ 5,930,000
		$ 5,930,000
Jamaica — 0.1%
Digicel International Finance Ltd., Term Loan, 11.78%, (3 mo. USD Term SOFR + 7.50%), 9.53% cash, 2.25% PIK, 5/25/27	$7,320	$ 7,233,317
		$ 7,233,317
Paraguay — 0.1%
Frigorifico Concepcion SA, Term Loan, 9.795%, (3 mo. USD Term SOFR + 5.50%), 12/8/26	$5,420	$ 5,474,200
		$ 5,474,200
Puerto Rico — 0.0%†
Coral-US Co-Borrower LLC, Term Loan, 2/2/32(24)	$2,535	$ 2,488,827
		$ 2,488,827
Tanzania — 0.1%
HTA Group Ltd.:
Term Loan, 8.621%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	$690	$ 690,000
Term Loan, 8.621%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	4,250	4,250,000
PIH Communication LLC, Term Loan, 7.805%, (3 mo. USD Term SOFR + 3.50%), 12/12/29	4,339	4,321,395
		$ 9,261,395
Borrower/Description	Principal Amount (000's omitted)	Value
Uzbekistan — 0.1%
Navoi Mining & Metallurgical Co., Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	$2,788	$ 2,788,161
		$ 2,788,161
Total Senior Floating-Rate Loans (identified cost $33,050,161)		$ 33,175,900

Sovereign Government Bonds — 13.4%
Security	Principal Amount (000's omitted)		Value
Brazil — 3.9%
Brazil Government International Bonds, 6.125%, 3/15/34	USD	2,000	$ 1,964,608
Brazil Letras do Tesouro Nacional, 0.00%, 10/1/25	BRL	1,527,300	253,999,653
			$ 255,964,261
Chile — 0.0%†
Chile Government International Bonds, 3.50%, 1/31/34	USD	2,000	$ 1,788,800
			$ 1,788,800
Colombia — 0.0%†
Colombia Government International Bonds, 7.50%, 2/2/34	USD	2,000	$ 1,952,926
			$ 1,952,926
Dominican Republic — 0.2%
Dominican Republic Bonds:
12.00%, 8/8/25(1)	DOP	450,030	$ 7,642,552
12.75%, 9/23/29(1)	DOP	91,200	1,713,386
Dominican Republic Central Bank Notes:
12.00%, 10/3/25(1)	DOP	299,010	5,065,598
13.00%, 12/5/25(1)	DOP	8,980	152,985
			$ 14,574,521
Iceland — 0.3%
Republic of Iceland:
4.50%, 2/17/42	ISK	1,468,763	$ 8,982,181
6.50%, 1/24/31	ISK	285,839	2,172,909
7.00%, 9/17/35	ISK	553,340	4,372,505
			$ 15,527,595

32
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Indonesia — 0.7%
Indonesia Government International Bonds, 4.85%, 1/11/33	USD	4,000	$ 3,959,353
Indonesia Treasury Bonds, 6.75%, 7/15/35	IDR	682,305,000	40,800,606
			$ 44,759,959
Mexico — 2.1%
Mexican Bonos, 7.75%, 11/23/34	MXN	2,972,580	$ 137,127,664
Mexico Government International Bonds, 6.00%, 5/7/36	USD	2,000	1,909,936
			$ 139,037,600
Peru — 3.1%
Peru Government Bonds:
5.40%, 8/12/34	PEN	326,285	$ 82,090,358
6.714%, 2/12/55	PEN	5,641	1,507,709
6.90%, 8/12/37	PEN	192,624	52,007,091
7.30%, 8/12/33(1)(11)	PEN	27,365	7,994,395
7.60%, 8/12/39(1)(11)	PEN	188,999	53,700,454
Peru Government International Bonds, 3.00%, 1/15/34	USD	2,000	1,670,200
			$ 198,970,207
Philippines — 0.1%
Philippines Government International Bonds, 5.00%, 7/17/33	USD	4,000	$ 4,003,351
			$ 4,003,351
Romania — 0.1%
Romania Government International Bonds, 7.125%, 1/17/33(11)	USD	4,000	$ 4,040,443
			$ 4,040,443
Serbia — 0.5%
Serbia Treasury Bonds, 4.50%, 8/20/32	RSD	3,319,480	$ 31,384,875
			$ 31,384,875
South Africa — 2.0%
Republic of South Africa Government Bonds:
8.50%, 1/31/37	ZAR	413,920	$ 18,454,558
8.875%, 2/28/35	ZAR	1,979,040	95,459,094
10.875%, 3/31/38	ZAR	230,000	12,037,427
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	6,000	5,663,948
			$ 131,615,027
Security	Principal Amount (000's omitted)		Value
Suriname — 0.2%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	9,406	$ 8,686,747
9.00%, Oil-Linked, 12/31/50(1)	USD	3,652	3,865,642
			$ 12,552,389
Uzbekistan — 0.1%
National Bank of Uzbekistan, 8.50%, 7/5/29(11)	USD	6,927	$ 7,090,558
Republic of Uzbekistan Bonds, 16.25%, 10/12/26(11)	UZS	6,450,000	507,082
			$ 7,597,640
Venezuela — 0.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(11)(15)	USD	799	$ 103,805
7.00%, 3/31/38(11)(15)	USD	183	28,365
7.65%, 4/21/25(11)(15)	USD	32	4,720
7.75%, 10/13/19(11)(15)	USD	1,813	257,205
8.25%, 10/13/24(11)(15)	USD	4,000	589,985
9.25%, 9/15/27(15)	USD	22,668	4,023,570
9.25%, 5/7/28(11)(15)	USD	11,120	1,834,734
11.75%, 10/21/26(11)(15)	USD	586	108,484
11.95%, 8/5/31(11)(15)	USD	3,727	624,256
12.75%, 8/23/22(11)(15)	USD	610	103,387
			$ 7,678,511
Total Sovereign Government Bonds (identified cost $858,608,150)			$ 871,448,105

U.S. Department of Agriculture Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	$264	$ 264,099
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	7,118	7,118,448
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	8,000	8,000,752
Total U.S. Department of Agriculture Loans (identified cost $15,381,853)		$ 15,383,299

33
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(8)
Series 2021-SB91, Class X1, 0.671%, 8/25/41(3)	$22,146	$ 590,747
Series 2021-SB92, Class X1, 0.673%, 8/25/41(3)	21,967	594,531
Government National Mortgage Association:
Interest Only:(8)
Series 2021-101, Class IO, 0.676%, 4/16/63(3)	25,960	1,359,959
Series 2021-132, Class IO, 0.72%, 4/16/63(3)	63,096	3,453,971
Series 2021-144, Class IO, 0.823%, 4/16/63(3)	24,618	1,537,456
Series 2021-186, Class IO, 0.764%, 5/16/63(3)	46,130	2,582,430
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	65,768	3,300,531
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $16,276,515)		$ 13,419,625

U.S. Government Agency Mortgage-Backed Securities — 18.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.386%, (COF + 1.253%), with maturity at 2035(25)	$16	$ 15,429
4.624%, (COF + 1.251%), with maturity at 2030(25)	31	29,967
6.00%, with various maturities to 2055	9,710	9,881,043
6.50%, with maturity at 2053	5,809	6,022,290
7.00%, with various maturities to 2053	1,264	1,333,723
Federal National Mortgage Association:
4.199%, (COF + 1.254%), with maturity at 2035(25)	6	5,504
5.134%, (COF + 1.793%), with maturity at 2035(25)	221	217,714
5.50%, with maturity at 2054	1,169	1,171,746
6.00%, with various maturities to 2053	14,875	15,160,572
6.50%, with various maturities to 2053	15,398	15,953,795
8.50%, with maturity at 2032	54	57,702
Government National Mortgage Association:
5.00%, with maturity at 2052(6)	15,785	15,588,433
5.50%, with various maturities to 2063	52,412	52,783,191
5.50%, with maturity at 2053(6)	10,194	10,241,728
6.00%, with various maturities to 2064	117,443	119,897,059
6.00%, 30-Year, TBA(26)	93,000	94,054,425
6.00%, with various maturities to 2053(6)	65,277	66,823,106
6.50%, with various maturities to 2064	93,644	97,010,724
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
6.50%, with various maturities to 2053(6)	$30,977	$ 32,366,085
7.00%, with various maturities to 2064	37,162	38,363,290
7.50%, with various maturities to 2054	7,658	7,856,423
8.00%, with various maturities to 2054	3,585	3,687,411
Uniform Mortgage-Backed Security:
5.50%, 30-Year, TBA(26)	195,400	194,995,463
6.00%, 30-Year, TBA(26)	403,700	409,518,972
6.50%, 30-Year, TBA(26)	35,830	36,906,301
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,220,436,449)		$1,229,942,096

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(27)(28) Series 2018-1, Class A, 2.602%, 3/25/44(1)	$119,432	$ 6,496,636
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $30,899,169)		$ 6,496,636

Short-Term Investments — 4.7%
Affiliated Fund — 3.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(29)	213,404,319	$ 213,404,319
Total Affiliated Fund (identified cost $213,404,319)		$ 213,404,319

34
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Repurchase Agreements — 0.0%†
Description	Principal Amount (000's omitted)		Value
Nomura International PLC:
Dated 3/31/25 with an interest rate of 4.00%, collateralized by USD 2,000,000 Chile Government International Bonds, 3.50%, due 1/31/34 and a market value, including accrued interest, of $1,806,494(30)	USD	1,860	$ 1,860,000
Total Repurchase Agreements (identified cost $1,860,000)			$ 1,860,000

Sovereign Government Securities — 0.3%
Security	Principal Amount (000's omitted)		Value
Nigeria — 0.3%
Nigeria OMO Bills:
0.00%, 2/24/26	NGN	7,058,834	$ 3,611,115
0.00%, 2/25/26	NGN	37,923,382	19,508,179
Total Sovereign Government Securities (identified cost $24,998,154)			$ 23,119,294

U.S. Treasury Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/15/25(31)	$13,500	$ 13,477,898
0.00%, 5/22/25(31)	4,000	3,990,112
0.00%, 5/29/25(31)	13,500	13,455,745
0.00%, 6/5/25(31)	30,000	29,876,771
0.00%, 7/15/25(31)	8,150	8,079,010
Total U.S. Treasury Obligations (identified cost $68,880,270)		$ 68,879,536
Total Short-Term Investments (identified cost $309,142,743)		$ 307,263,149

Total Purchased Swaptions — 0.0%† (identified cost $918,605)	$ 663,051
Total Investments — 118.3% (identified cost $7,691,084,481)	$ 7,721,247,744
Other Assets, Less Liabilities — (18.3)%	$(1,196,038,575)
Net Assets — 100.0%	$ 6,525,209,169
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $2,129,444,651 or 32.6% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at April 30, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2025.
(6)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(7)	When-issued security.
(8)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(9)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(10)	Non-income producing security.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $334,583,769 or 5.1% of the Portfolio's net assets.
(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at April 30, 2025.
(15)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(16)	Security converts to variable rate after the indicated fixed-rate coupon period.
(17)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(18)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.

35
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

(19)	Quantity held represents principal in USD.
(20)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(21)	Restricted security (see Note 5).
(22)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(23)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(24)	This Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined.
(25)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2025.
(26)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(27)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(28)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2025 of all interest only securities comprising the trust.
(29)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2025.
(30)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(31)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Interest Rate Swaptions (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 9/10/55 to pay SOFR and receive 4.53%	Bank of America, N.A.	USD	100,000,000	9/8/25	$663,051
Total					$663,051
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	47,657,325	USD	51,724,782	6/18/25	$ 2,409,670
EUR	5,889,473	USD	6,348,204	6/18/25	341,710
EUR	5,105,073	USD	5,502,707	6/18/25	296,199
EUR	1,892,122	USD	2,039,499	6/18/25	109,782
EUR	2,026,833	USD	2,211,747	6/18/25	90,554
EUR	895,432	USD	965,177	6/18/25	51,953
EUR	1,084,472	USD	1,183,412	6/18/25	48,452
EUR	410,871	USD	442,874	6/18/25	23,839
EUR	295,452	USD	320,668	6/18/25	14,939
EUR	232,884	USD	252,761	6/18/25	11,775
36
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	96,615,273,000	USD	5,817,919	6/18/25	$ 9,623
IDR	48,307,651,000	USD	2,911,504	6/18/25	2,267
IDR	96,620,000,000	USD	5,826,800	6/18/25	1,027
IDR	24,370,000,000	USD	1,473,665	6/18/25	(3,740)
IDR	217,950,636,704	USD	13,154,915	6/18/25	(8,790)
IDR	163,969,000,000	USD	9,903,603	6/18/25	(13,487)
IDR	77,120,000,000	USD	4,667,546	6/18/25	(15,900)
IDR	226,708,846,933	USD	13,691,223	6/18/25	(16,829)
IDR	135,098,000,000	USD	8,167,957	6/18/25	(19,253)
IDR	204,960,000,000	USD	12,395,832	6/18/25	(33,263)
PEN	77,018,781	USD	21,095,834	6/18/25	(117,686)
PEN	79,474,105	USD	21,768,360	6/18/25	(121,437)
USD	156,024	EUR	143,755	6/18/25	(7,269)
USD	434,813	EUR	398,460	6/18/25	(17,802)
USD	562,213	EUR	515,210	6/18/25	(23,018)
USD	820,254	EUR	751,677	6/18/25	(33,583)
USD	982,110	EUR	900,000	6/18/25	(40,210)
USD	1,847,380	EUR	1,692,929	6/18/25	(75,636)
USD	2,330,567	EUR	2,135,719	6/18/25	(95,419)
USD	3,208,796	EUR	2,940,523	6/18/25	(131,375)
USD	4,943,034	EUR	4,529,770	6/18/25	(202,379)
USD	5,570,824	EUR	5,105,073	6/18/25	(228,082)
USD	5,670,630	EUR	5,196,535	6/18/25	(232,168)
USD	6,426,787	EUR	5,889,473	6/18/25	(263,127)
USD	6,762,467	EUR	6,197,089	6/18/25	(276,871)
USD	11,393,297	EUR	10,570,000	6/18/25	(613,276)
USD	17,552,615	EUR	16,085,123	6/18/25	(718,644)
USD	24,742,239	EUR	22,673,655	6/18/25	(1,013,003)
USD	30,663,644	EUR	28,100,000	6/18/25	(1,255,439)
USD	51,703,686	EUR	47,380,982	6/18/25	(2,116,866)
USD	13,717,436	IDR	224,527,000,000	6/18/25	174,645
USD	14,124,064	IDR	231,629,000,000	6/18/25	152,901
USD	14,618,911	IDR	239,925,560,704	6/18/25	147,324
USD	14,177,170	IDR	233,310,846,933	6/18/25	104,563
USD	11,995,250	IDR	198,036,000,000	6/18/25	50,316
USD	5,196,775	IDR	85,792,000,000	6/18/25	22,060
USD	4,748,881	IDR	78,499,000,000	6/18/25	14,058
USD	6,607,792	IDR	111,407,369,679	6/18/25	(111,965)
USD	6,194,532	IDR	104,730,945,528	6/18/25	(122,523)
USD	8,256,625	IDR	139,074,597,471	6/18/25	(131,935)
USD	9,485,578	IDR	160,334,726,527	6/18/25	(185,329)
USD	10,050,464	IDR	169,883,000,000	6/18/25	(196,366)
USD	39,347,981	PEN	143,990,000	6/18/25	128,409
USD	21,095,834	PEN	77,018,781	6/18/25	117,686
37
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	15,779,099	PEN	57,596,000	6/18/25	$ 91,270
USD	15,925,015	PEN	58,276,000	6/18/25	51,970
USD	23,575,931	PEN	86,394,000	6/18/25	44,188
USD	6,386,048	PEN	23,310,000	6/18/25	36,939
USD	9,541,547	PEN	34,965,000	6/18/25	17,884
USD	467,836	PEN	1,712,000	6/18/25	1,527
USD	187,390	PEN	684,000	6/18/25	1,084
USD	280,257	PEN	1,027,000	6/18/25	525
USD	319,262	PEN	1,173,080	6/18/25	(258)
USD	14,993,058	PEN	55,071,000	6/18/25	(7,019)
USD	10,870,463	PEN	39,941,886	6/18/25	(8,790)
USD	26,858,842	PEN	98,688,785	6/18/25	(21,719)
USD	13,799,918	PEN	50,763,000	6/18/25	(26,758)
USD	45,831,598	PEN	168,573,200	6/18/25	(83,873)
					$(4,021,948)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,293,513	USD	1,471,574	UBS AG	5/8/25	$ —	$ (5,951)
EUR	4,059,000	USD	4,624,726	Bank of America, N.A.	5/9/25	—	(25,372)
EUR	17,078,000	USD	19,458,257	Bank of America, N.A.	5/9/25	—	(106,752)
EUR	9,800,000	USD	10,615,679	Barclays Bank PLC	5/9/25	488,943	—
EUR	9,500,000	USD	10,292,224	Deutsche Bank AG	5/9/25	472,461	—
EUR	4,383,000	USD	4,978,799	Goldman Sachs International	5/9/25	—	(12,313)
EUR	18,439,000	USD	20,945,487	Goldman Sachs International	5/9/25	—	(51,800)
EUR	5,464,000	USD	6,215,346	JPMorgan Chase Bank, N.A.	5/9/25	—	(23,953)
EUR	22,991,000	USD	26,152,458	JPMorgan Chase Bank, N.A.	5/9/25	—	(100,787)
EUR	5,464,000	USD	6,225,313	Standard Chartered Bank	5/9/25	—	(33,919)
EUR	22,992,000	USD	26,195,533	Standard Chartered Bank	5/9/25	—	(142,729)
USD	1,026,314	EUR	949,124	Barclays Bank PLC	5/9/25	—	(49,163)
USD	1,471,661	EUR	1,293,513	UBS AG	5/9/25	5,949	—
USD	3,212,695	OMR	1,237,000	Standard Chartered Bank	6/9/25	—	(15)
USD	5,295,144	OMR	2,039,000	Standard Chartered Bank	6/12/25	—	(456)
AUD	151,600,000	USD	94,588,546	Bank of America, N.A.	6/18/25	2,568,913	—
CZK	433,768,665	EUR	17,300,768	Barclays Bank PLC	6/18/25	60,660	—
CZK	307,299,452	EUR	12,234,082	BNP Paribas	6/18/25	68,520	—
CZK	425,000,000	EUR	16,949,720	Goldman Sachs International	6/18/25	60,923	—
EGP	471,000,000	USD	8,751,394	Societe Generale	6/18/25	326,281	—
EUR	46,503,679	CZK	1,166,068,117	Barclays Bank PLC	6/18/25	—	(168,397)
JPY	13,064,000,000	USD	91,033,570	UBS AG	6/18/25	819,711	—
38
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	2,358,897,000	USD	114,614,719	Barclays Bank PLC	6/18/25	$ 4,963,627	$ —
MXN	34,000,000	USD	1,657,009	Barclays Bank PLC	6/18/25	66,536	—
MXN	393,570,000	USD	19,102,604	Standard Chartered Bank	6/18/25	848,436	—
MXN	18,200,492	USD	890,871	Standard Chartered Bank	6/18/25	31,757	—
NZD	3,525,894	USD	2,040,732	Deutsche Bank AG	6/18/25	56,629	—
USD	37,882	CAD	54,320	BNP Paribas	6/18/25	—	(1,615)
USD	6,198,885	CAD	8,888,742	BNP Paribas	6/18/25	—	(264,344)
USD	91,842,565	CNH	663,479,877	Citibank, N.A.	6/18/25	274,941	—
USD	14,999,375	CNH	108,000,000	Citibank, N.A.	6/18/25	94,170	—
USD	15,238,036	CNH	110,000,000	Citibank, N.A.	6/18/25	56,809	—
USD	31,025,730	CNH	224,000,000	HSBC Bank USA, N.A.	6/18/25	111,231	—
USD	18,668,933	CNH	134,000,000	Standard Chartered Bank	6/18/25	175,438	—
USD	95,634,948	CNH	700,000,000	Standard Chartered Bank	6/18/25	—	(972,861)
USD	4,337,057	EGP	232,901,809	Standard Chartered Bank	6/18/25	—	(151,705)
USD	4,425,582	EGP	238,098,191	Standard Chartered Bank	6/18/25	—	(163,331)
USD	642,772	MXN	13,300,000	Barclays Bank PLC	6/18/25	—	(31,438)
USD	234,458	MXN	4,811,000	Goldman Sachs International	6/18/25	—	(9,423)
USD	249,480	MXN	5,200,000	HSBC Bank USA, N.A.	6/18/25	—	(14,121)
USD	20,995,519	MXN	437,100,000	HSBC Bank USA, N.A.	6/18/25	—	(1,162,165)
USD	74,146,617	MXN	1,493,735,500	JPMorgan Chase Bank, N.A.	6/18/25	—	(1,574,545)
USD	32,805,195	MXN	666,000,000	Standard Chartered Bank	6/18/25	—	(955,998)
USD	34,279,454	MXN	695,487,700	Standard Chartered Bank	6/18/25	—	(976,544)
USD	38,134,766	MXN	783,372,000	Standard Chartered Bank	6/18/25	—	(1,576,305)
USD	38,076,268	MXN	783,000,000	Standard Chartered Bank	6/18/25	—	(1,615,946)
USD	47,208,053	MXN	964,460,529	Standard Chartered Bank	6/18/25	—	(1,682,846)
USD	285,648	MXN	5,870,300	State Street Bank and Trust Company	6/18/25	—	(11,932)
USD	2,029,605	NZD	3,525,894	HSBC Bank USA, N.A.	6/18/25	—	(67,757)
USD	4,828,281	SAR	18,220,000	Standard Chartered Bank	6/18/25	—	(26,282)
USD	132,273,457	ZAR	2,453,151,073	HSBC Bank USA, N.A.	6/18/25	845,463	—
ZAR	105,000,000	USD	5,626,410	Barclays Bank PLC	6/18/25	—	(1,016)
USD	160,234	EUR	140,016	Goldman Sachs International	7/31/25	754	—
USD	2,720,401	EUR	2,368,625	State Street Bank and Trust Company	7/31/25	22,513	—
USD	25,109,164	OMR	9,671,625	Standard Chartered Bank	7/31/25	—	(6,020)
USD	64,190,134	BRL	390,000,000	Citibank, N.A.	10/1/25	—	(2,075,277)
USD	63,760,913	BRL	390,000,000	Citibank, N.A.	10/1/25	—	(2,504,498)
USD	61,937,289	BRL	376,300,000	BNP Paribas	10/2/25	—	(1,984,146)
USD	57,914,455	BRL	371,000,000	BNP Paribas	10/2/25	—	(5,106,678)
USD	4,061,469	NGN	7,058,834,000	Citibank, N.A.	2/26/26	284,139	—
USD	21,883,083	NGN	37,923,382,000	Citibank, N.A.	2/27/26	1,600,457	—
						$14,305,261	$(23,658,400)
39
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	290	Long	6/26/25	$ 96,253,900	$ 5,239,293
Interest Rate Futures
U.S. 2-Year Treasury Note	58	Long	6/30/25	12,072,609	58,876
U.S. 5-Year Treasury Note	14,387	Long	6/30/25	1,570,992,968	22,686,004
U.S. 10-Year Treasury Note	5,042	Long	6/18/25	565,806,938	798,840
U.S. Long Treasury Bond	22	Long	6/18/25	2,565,750	(15,749)
U.S. Ultra 10-Year Treasury Note	167	Long	6/18/25	19,160,641	174,382
U.S. Ultra-Long Treasury Bond	109	Long	6/18/25	13,192,406	(217,098)
Euro-Bobl	(93)	Short	6/6/25	(12,603,630)	(86,115)
U.S. 5-Year Treasury Note	(220)	Short	6/30/25	(24,022,969)	(221,115)
U.S. Ultra-Long Treasury Bond	(568)	Short	6/18/25	(68,745,750)	(2,209,402)
					$26,207,916
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	$(2,845,777)	$908,058	$(1,937,719)
USD	61,100	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	11/8/29	(27,666)	—	(27,666)
USD	40,690	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	11/8/29	(45,601)	—	(45,601)
USD	43,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	11/8/29	(56,401)	—	(56,401)
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	229,122	—	229,122
							$(2,746,323)	$908,058	$(1,838,265)
40
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$2,849,962
								$2,849,962
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	131,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.52% (pays upon termination)	1/2/29	$ 56,262	$ —	$ 56,262
CLP	15,985,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	(4,361)	—	(4,361)
CLP	10,920,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	(7,553)	—	(7,553)
CLP	5,285,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	(54,207)	—	(54,207)
CLP	13,103,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	(150,742)	—	(150,742)
CLP	7,128,694	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	(87,924)	—	(87,924)
CLP	13,102,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	(172,499)	—	(172,499)
CLP	6,551,306	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	(102,602)	—	(102,602)
CLP	12,297,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	12/18/34	(28,079)	—	(28,079)
CNY	472,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	3/19/30	494,862	—	494,862
COP	147,491,030	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.24% (pays quarterly)	6/18/30	(107,708)	—	(107,708)
HUF	11,710,200	Pays	6-month HUF BUBOR (pays semi-annually)	6.15% (pays annually)	6/18/30	375,627	—	375,627
ILS	190,520	Pays	3-month ILS TELBOR (pays quarterly)	3.88% (pays annually)	6/18/30	69,998	—	69,998
INR	6,157,160	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	3/19/30	1,225,401	—	1,225,401
41
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	86,567,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.51% (pays quarterly)	6/18/30	$ 773,653	$ —	$ 773,653
KRW	31,037,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.51% (pays quarterly)	6/18/30	283,623	—	283,623
MXN	763,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.42% (pays monthly)	3/13/30	1,155,724	—	1,155,724
SGD	56,970	Pays	SORA (pays semi-annually)	1.96% (pays semi-annually)	6/18/30	153,964	—	153,964
THB	454,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	3/19/30	358,550	—	358,550
THB	581,400	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	465,127	—	465,127
THB	1,218,100	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	982,656	—	982,656
TWD	469,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	155,569	—	155,569
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	194,828	—	194,828
TWD	633,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	157,307	—	157,307
TWD	1,493,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	346,713	—	346,713
TWD	514,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	107,797	—	107,797
TWD	2,056,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	404,916	—	404,916
TWD	623,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	114,841	—	114,841
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	110,823	—	110,823
USD	122,220	Receives	SOFR (pays annually)	3.76% (pays annually)	4/12/55	1,307,301	—	1,307,301
ZAR	997,360	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	6/18/30	410,702	—	410,702
Total						$8,990,569	$ —	$8,990,569
42
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	114,548	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	$242,791
BNP Paribas	MYR	93,652	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	201,025
BNP Paribas	MYR	98,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	6/18/30	239,471
Total							$683,287
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$7,651	1.00% (pays quarterly)(1)	6/20/30	$ 271,750	$ (299,829)	$ (28,079)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	50	1.00% (pays quarterly)(1)	6/20/30	2,156	(1,795)	361
Occidental Petroleum Corp.	23,940	1.00% (pays quarterly)(1)	6/20/30	530,402	(456,270)	74,132
Petroleo Brasileiro S.A.	16,567	1.00% (pays quarterly)(1)	6/20/30	680,889	(844,708)	(163,819)
Turkey	12,871	1.00% (pays quarterly)(1)	6/20/30	1,429,517	(1,184,754)	244,763
Total				$2,914,714	$(2,787,356)	$127,358
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Pan American Energy	Barclays Bank PLC	$ 3,190	1.00% (pays quarterly)(1)	0.79%	12/20/25	$ 8,080	$ 40,347	$ 48,427
Petroleos Mexicanos	Deutsche Bank AG	6,955	4.00% (pays monthly)(1)	4.68	7/6/26	(27,541)	—	(27,541)
Petroleos Mexicanos	Deutsche Bank AG	18,333	4.20% (pays monthly)(1)	4.68	7/6/26	(46,430)	—	(46,430)
Petroleos Mexicanos	Deutsche Bank AG	4,895	4.20% (pays monthly)(1)	4.80	9/20/26	(12,973)	—	(12,973)
Petroleos Mexicanos	Goldman Sachs International	17,676	1.00% (pays quarterly)(1)	4.27	12/20/25	(341,623)	220,942	(120,681)
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	25,000	1.00% (pays quarterly)(1)	4.27	12/20/25	(483,173)	279,292	(203,881)
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	10,000	1.00% (pays quarterly)(1)	4.52	3/20/26	(290,177)	183,887	(106,290)
43
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Single Family Rental	Goldman Sachs International	$10,974	7.85% (pays annually)(1)	8.29%	3/18/28	$ 11,365	$ 20,229	$ 31,594
Total		$97,023				$(1,182,472)	$744,697	$(437,775)
*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $97,023,000.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
UBS AG	USD	100,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	4/7/26	$(467,895)
						$(467,895)
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 527,967,209 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	6/11/26/ 6/13/29	$1,001,678
				$1,001,678
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ABS	– Asset-Backed Securities
ADR	– American Depositary Receipt

BUBOR	– Budapest Interbank Offered Rate
COF	– Cost of Funds 11th District

44
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind

SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
SORA	– Singapore Overnight Rate Average
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen

KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand
45
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $7,477,680,162)	$7,507,843,425
Affiliated investments, at value (identified cost $213,404,319)	213,404,319
Deposits for reverse repurchase agreements	2,910,000
Deposits for forward commitment securities	2,649,000
Deposits for derivatives collateral:
Futures contracts	22,003,887
Centrally cleared derivatives	55,502,348
OTC derivatives	580,000
Foreign currency, at value (identified cost $23,760,029)	24,431,525
Interest and dividends receivable	44,505,819
Dividends receivable from affiliated investments	980,338
Receivable for investments sold	253,814,123
Receivable for variation margin on open futures contracts	1,653,345
Receivable for variation margin on open centrally cleared derivatives	886,620
Receivable for open forward foreign currency exchange contracts	14,305,261
Receivable for open swap contracts	4,614,948
Receivable for closed swap contracts	571,189
Tax reclaims receivable	2,772
Trustees' deferred compensation plan	120,385
Total assets	$8,150,779,304
Liabilities
Cash collateral due to brokers	$2,959,000
Payable for reverse repurchase agreements, including accrued interest of $3,926,298	489,246,307
Payable for investments purchased	37,093,938
Payable for when-issued/delayed delivery/forward commitment securities	1,053,119,444
Payable for open forward foreign currency exchange contracts	23,658,400
Payable for open swap contracts	985,691
Upfront receipts on open OTC derivatives	744,697
Due to custodian	14,109,067
Payable to affiliates:
Investment adviser fee	2,691,383
Trustees' fees	9,222
Trustees' deferred compensation plan	120,385
Accrued foreign capital gains taxes	30,512
Accrued expenses	802,089
Total liabilities	$1,625,570,135
Net Assets applicable to investors' interest in Portfolio	$6,525,209,169
46
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $458)	$6,655,946
Dividend income from affiliated investments	3,915,012
Interest income (net of foreign taxes withheld of $76,706)	191,573,632
Other income	2,694
Total investment income	$202,147,284
Expenses
Investment adviser fee	$14,481,568
Trustees’ fees and expenses	54,250
Custodian fee	714,289
Legal and accounting services	357,640
Interest expense and fees	14,322,514
Interest expense on securities sold short	54,528
Miscellaneous	64,642
Total expenses	$30,049,431
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$129,283
Total expense reductions	$129,283
Net expenses	$29,920,148
Net investment income	$172,227,136
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $15,159)	$(13,201,931)
Written swaptions	(989,766)
Securities sold short	865,670
Futures contracts	(21,627,441)
Swap contracts	(632,685)
Foreign currency transactions	(4,377,934)
Forward foreign currency exchange contracts	8,303,191
Net realized loss	$(31,660,896)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $30,512)	$91,884,673
Securities sold short	(518,443)
TBA sale commitments	(269,801)
Futures contracts	65,078,912
Swap contracts	(2,444,515)
Foreign currency	(771,634)
Forward foreign currency exchange contracts	(17,699,251)
Net change in unrealized appreciation (depreciation)	$135,259,941
Net realized and unrealized gain	$103,599,045
Net increase in net assets from operations	$275,826,181
47
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$172,227,136	$212,623,005
Net realized loss	(31,660,896)	(34,734,528)
Net change in unrealized appreciation (depreciation)	135,259,941	189,720,838
Net increase in net assets from operations	$275,826,181	$367,609,315
Capital transactions:
Contributions	$1,665,330,341	$1,967,233,702
Withdrawals	(324,575,191)	(419,677,813)
Net increase in net assets from capital transactions	$1,340,755,150	$1,547,555,889
Net increase in net assets	$1,616,581,331	$1,915,165,204
Net Assets
At beginning of period	$4,908,627,838	$2,993,462,634
At end of period	$6,525,209,169	$4,908,627,838
48
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Consolidated Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	1.09%(3)	0.94%	0.66%	0.67%	0.70%	0.69%
Net expenses(2)	1.09%(3)(4)	0.94%(4)	0.64%(4)	0.66%(4)	0.70%	0.69%
Net investment income	6.29%(3)	5.78%	5.82%	4.04%	4.22%	2.85%
Portfolio Turnover(5)	119%(6)	280%	526%	400%	218%(5)	87%(5)
Total Return	5.10%(6)	11.62%	2.94%	(2.97)%	3.53%	7.52%
Net assets, end of period (000’s omitted)	$6,525,209	$4,908,628	$2,993,463	$2,183,251	$1,881,061	$1,359,116
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense on securities sold short and/or reverse repurchase agreements of 0.52%, 0.36%, 0.01%, 0.02%, 0.03% and 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(5)	Includes the effect of To Be Announced (TBA) transactions.
(6)	Not annualized.
49
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 98.8% and 1.2%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2025 were $23,542,973 or 0.4% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
50

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary's income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
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H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
N  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
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O  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.
R  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
S  Forward Sale Commitments—The Portfolio may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund’s policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
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T  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
U  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
V  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
W  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
X  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
Y  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
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2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $14,481,568 or 0.53% (annualized) of the Portfolio's consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $129,283 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans, TBA transactions and securities sold short, for the six months ended April 30, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$2,078,400,221	$1,115,306,313
U.S. Government and Agency Securities	7,170,237,518	6,474,267,387
	$9,248,637,739	$7,589,573,700
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$7,224,875,825
Gross unrealized appreciation	$258,382,538
Gross unrealized depreciation	(228,701,417)
Net unrealized appreciation	$29,681,121
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Notes to Consolidated Financial Statements (Unaudited) — continued

5  Restricted Securities
At April 30, 2025, the Portfolio owned the following securities (representing 1.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$23,235,607
Mt. Logan Re Ltd., Series 17, Preference Shares	1/26/21	860	572,931	1,972,012
Mt. Logan Re Ltd., Series 19, Preference Shares	2/6/24	7,464	7,463,900	10,586,708
PartnerRe ILS Fund SAC Ltd.	1/2/24	34,000	34,000,000	36,713,200
Total Insurance Linked Securities			$48,695,114	$72,507,527
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$8,000,000	$ 7,880,000	$ 8,027,048
Total Preferred Stocks			$7,880,000	$8,027,048
Total Restricted Securities			$56,575,114	$80,534,575
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written swaptions, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Consolidated Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swaps to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $25,328,212. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $53,424,144 at April 30, 2025.
The OTC derivatives in which the Portfolio invests (except for written swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially
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Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2025. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ —	$ —	$663,051	$663,051
Not applicable	5,239,293*	2,914,714*	4,569,139*	33,653,468*	46,376,614
Receivable for open forward foreign currency exchange contracts	—	—	14,305,261	—	14,305,261
Receivable for open swap contracts	—	19,445	—	4,534,927	4,554,372
Total Asset Derivatives	$5,239,293	$2,934,159	$18,874,400	$38,851,446	$65,899,298
Derivatives not subject to master netting or similar agreements	$5,239,293	$2,914,714	$4,569,139	$33,653,468	$46,376,614
Total Asset Derivatives subject to master netting or similar agreements	$ —	$19,445	$14,305,261	$5,197,978	$19,522,684
Not applicable	$ —	$ —	$(8,591,087)*	$(6,440,599)*	$(15,031,686)
Payable for open forward foreign currency exchange contracts	—	—	(23,658,400)	—	(23,658,400)
Payable for open swap contracts; Upfront receipts on open OTC swap contracts	(467,895)	(1,201,917)	—	—	(1,669,812)
Total Liability Derivatives	$(467,895)	$(1,201,917)	$(32,249,487)	$(6,440,599)	$(40,359,898)
Derivatives not subject to master netting or similar agreements	$ —	$ —	$(8,591,087)	$(6,440,599)	$(15,031,686)
Total Liability Derivatives subject to master netting or similar agreements	$(467,895)	$(1,201,917)	$(23,658,400)	$ —	$(25,328,212)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
57

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$6,324,717	$(132,124)	$(6,192,593)	$ —	$ —
Barclays Bank PLC	5,587,846	(250,014)	(5,337,832)	—	—
BNP Paribas	509,016	(509,016)	—	—	—
Citibank, N.A.	2,310,516	(2,310,516)	—	—	—
Deutsche Bank AG	529,090	(86,944)	—	(320,000)	122,146
Goldman Sachs International	73,042	(73,042)	—	—	—
HSBC Bank USA, N.A.	956,694	(956,694)	—	—	—
JPMorgan Chase Bank, N.A.	1,001,678	(1,001,678)	—	—	—
Societe Generale	326,281	—	—	(260,000)	66,281
Standard Chartered Bank	1,055,631	(1,055,631)	—	—	—
State Street Bank and Trust Company	22,513	(11,932)	—	—	10,581
UBS AG	825,660	(473,846)	(351,814)	—	—
	$19,522,684	$(6,861,437)	$(11,882,239)	$(580,000)	$199,008

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(132,124)	$132,124	$ —	$ —	$ —
Barclays Bank PLC	(250,014)	250,014	—	—	—
BNP Paribas	(7,356,783)	509,016	6,847,767	—	—
Citibank, N.A.	(4,579,775)	2,310,516	2,269,259	—	—
Deutsche Bank AG	(86,944)	86,944	—	—	—
Goldman Sachs International	(415,159)	73,042	342,117	—	—
HSBC Bank USA, N.A.	(1,244,043)	956,694	287,349	—	—
JPMorgan Chase Bank, N.A.	(2,472,635)	1,001,678	1,373,353	—	(97,604)
Standard Chartered Bank	(8,304,957)	1,055,631	7,249,326	—	—
State Street Bank and Trust Company	(11,932)	11,932	—	—	—
UBS AG	(473,846)	473,846	—	—	—
	$(25,328,212)	$6,861,437	$18,369,171	$ —	$(97,604)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to repurchase and reverse repurchase agreements at April 30, 2025 is included at Note 8.
58

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions*	$ —	$ —	$608,155	$(537,246)	$70,909
Written swaptions	—	—	—	(989,766)	(989,766)
Futures contracts	9,662,935	—	—	(31,290,376)	(21,627,441)
Swap contracts	(8,667)	1,261,168	—	(1,885,186)	(632,685)
Forward foreign currency exchange contracts	—	—	8,303,191	—	8,303,191
Total	$9,654,268	$1,261,168	$8,911,346	$(34,702,574)	$(14,875,792)
Change in unrealized appreciation (depreciation):
Investments*	$ —	$ —	$628,974	$281,584	$910,558
Futures contracts	3,313,137	—	—	61,765,775	65,078,912
Swap contracts	(467,895)	(454,386)	—	(1,522,234)	(2,444,515)
Forward foreign currency exchange contracts	—	—	(17,699,251)	—	(17,699,251)
Total	$2,845,242	$(454,386)	$(17,070,277)	$60,525,125	$45,845,704
*	Relates to purchased options and swaptions
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Purchased Swaptions	Purchased Put Options
$2,233,226,000	$393,533,000	$1,450,702,000	$67,971,000	$45,942,000
Written Swaptions	Swap Contracts
$14,286,000	$1,871,701,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
59

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Bank of Montreal	4/10/25	5/2/2025	4.60%	$38,555,751	$38,659,209
Bank of Montreal	4/10/25	5/8/2025	4.60	93,781,258	94,032,906
MUFG Securities Americas, Inc.	2/27/25	On Demand(1)	4.60	65,020,257	65,535,362
TD Securities (USA) LLC	1/6/25	On Demand(1)	4.55	71,162,606	72,187,940
TD Securities (USA) LLC	1/6/25	On Demand(1)	4.60	16,041,213	16,274,880
TD Securities (USA) LLC	2/4/25	On Demand(1)	4.60	125,909,446	127,276,962
TD Securities (USA) LLC	2/5/25	On Demand(1)	4.60	21,658,492	21,890,960
TD Securities (USA) LLC	4/2/25	On Demand(1)	4.60	53,190,986	53,388,088
Total				$485,320,009	$489,246,307
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was Collateralized Mortgage Obligations and U.S. Government Agency Mortgage-Backed Securities.
The Fund also pledged cash of $1,860,000 to MUFG Securities America, Inc. and $1,050,000 to TD Securities (USA) LLC as additional collateral for its reverse repurchase obligations.
For the six months ended April 30, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $621,922,000 and 4.55%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2025.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2025.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Nomura International PLC	$1,860,000	$ —	$(1,806,494)	$ —	$53,506
	$1,860,000	$ —	$(1,806,494)	$ —	$53,506
60

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
Bank of Montreal	$(132,692,115)	$ —	$132,692,115	$ —	$ —
MUFG Securities Americas, Inc.	(65,535,362)	—	65,535,362	—	—
TD Securities (USA) LLC	(291,018,830)	—	291,018,830	—	—
	$(489,246,307)	$ —	$489,246,307	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $213,404,319, which represents 3.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$126,551,697	$2,460,903,860	$(2,374,051,238)	$ —	$ —	$213,404,319	$3,915,012	213,404,319
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 789,178,908	$ —	$ 789,178,908
Closed-End Funds	7,905,460	—	—	7,905,460
Collateralized Mortgage Obligations	—	3,109,013,863	—	3,109,013,863
Commercial Mortgage-Backed Securities	—	183,299,498	—	183,299,498
Common Stocks	10,742,412	5,743,544*	—	16,485,956
Convertible Bonds	—	172,408,709	—	172,408,709
Convertible Preferred Stocks	7,112,440	—	—	7,112,440
Exchange-Traded Funds	220,118,680	—	—	220,118,680
61

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 427,537,020	$ 0	$ 427,537,020
Government National Mortgage Association Participation Agreements	—	120,978,361	—	120,978,361
Insurance Linked Securities	—	—	170,361,602	170,361,602
Loan Participation Notes	—	—	7,717,958	7,717,958
Preferred Stocks	3,310,380	8,027,048	—	11,337,428
Senior Floating-Rate Loans	—	33,175,900	—	33,175,900
Sovereign Government Bonds	—	871,448,105	—	871,448,105
U.S. Department of Agriculture Loans	—	15,383,299	—	15,383,299
U.S. Government Agency Commercial Mortgage-Backed Securities	—	13,419,625	—	13,419,625
U.S. Government Agency Mortgage-Backed Securities	—	1,229,942,096	—	1,229,942,096
U.S. Government Guaranteed Small Business Administration Loans	—	6,496,636	—	6,496,636
Short-Term Investments:
Affiliated Fund	213,404,319	—	—	213,404,319
Repurchase Agreements	—	1,860,000	—	1,860,000
Sovereign Government Securities	—	23,119,294	—	23,119,294
U.S. Treasury Obligations	—	68,879,536	—	68,879,536
Purchased Interest Rate Swaptions	—	663,051	—	663,051
Total Investments	$462,593,691	$7,080,574,493	$178,079,560	$7,721,247,744
Forward Foreign Currency Exchange Contracts	$ —	$ 18,874,400	$ —	$ 18,874,400
Futures Contracts	28,957,395	—	—	28,957,395
Swap Contracts	—	17,404,452	—	17,404,452
Total	$491,551,086	$7,116,853,345	$178,079,560	$7,786,483,991
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (32,249,487)	$ —	$ (32,249,487)
Futures Contracts	(2,749,479)	—	—	(2,749,479)
Swap Contracts	—	(5,360,932)	—	(5,360,932)
Total	$ (2,749,479)	$ (37,610,419)	$ —	$ (40,359,898)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
62

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$128,235,686	$7,976,061	$136,211,747
Realized gains (losses)	—	—	(12,601)	(12,601)
Change in net unrealized appreciation (depreciation)	—	(3,281,334)	(105,815)	(3,387,149)
Cost of purchases	—	79,506,194	—	79,506,194
Proceeds from sales, including return of capital	—	(34,098,944)	(142,118)	(34,241,062)
Accrued discount (premium)	—	—	2,431	2,431
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of April 30, 2025	$0	$170,361,602	$7,717,958	$178,079,560
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2025	$ —	$1,988,831	$(115,486)	$1,873,345
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2025:
Type of Investment	Fair Value as of April 30, 2025	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Insurance Linked Securities***	128,435,464	Adjusted Net Asset Value	Adjustment to Net Asset Value	N/A	Increase
Loan Participation Notes	7,717,958	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.06% - 6.05%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.08% based on relative principal amounts.
***	The Portfolio’s investments in Reinsurance Sidecars of $41,926,138 were primarily valued on the basis of broker quotations.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
63

Global Opportunities Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
64

ETSIX-NCSR    4.30.25

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Tax-Managed Equity Asset Allocation Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Affiliated Investment Funds — 5.9%
Security	Shares	Value
Eaton Vance Global Equity Income Fund, Class I(1)	2,618,041	$ 43,642,740
Total Affiliated Investment Funds (identified cost $44,435,178)		$ 43,642,740

Investments in Affiliated Portfolios — 90.1%
Description	Value
Tax-Managed Growth Portfolio (identified cost, $83,284,193)	$286,675,347
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $39,682,307)	118,622,038
Tax-Managed Small-Cap Portfolio (identified cost, $61,447,342)	68,550,817
Tax-Managed Value Portfolio (identified cost, $126,062,026)	193,949,825
Total Investments in Affiliated Portfolios (identified cost $310,475,868)	$667,798,027

Debt Obligations — 3.6%(2)
Security	Principal Amount (000's omitted)	Value
Banks — 2.4%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(3)(4)	$600	$ 647,702
Banco Davivienda SA, 6.65% to 4/22/31(3)(4)(5)	200	170,912
Banco Mercantil del Norte SA/Grand Cayman:
8.375% to 10/14/30(3)(4)(5)	600	607,374
8.375% to 5/20/31(3)(4)(5)	200	197,135
Banco Santander SA, 9.625% to 5/21/33(3)(4)	600	679,315
Bank of America Corp.:
6.625% to 5/1/30(3)(4)	500	501,480
Series TT, 6.125% to 4/27/27(3)(4)	425	425,006
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(4)	964	983,674
Bank of Nova Scotia, 4.90% to 6/4/25(3)(4)	775	773,679
Barclays PLC, 8.00% to 3/15/29(3)(4)	526	538,687
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	203	171,770
7.75% to 8/16/29(3)(4)(5)	505	520,346
Citigroup, Inc.:
6.95% to 2/15/30(3)(4)	440	432,134
Series W, 4.00% to 12/10/25(3)(4)	598	586,282
Deutsche Bank AG, 6.00% to 10/30/25(3)(4)	400	392,735
Farm Credit Bank of Texas, 7.75% to 6/15/29(3)(4)	429	445,595
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	$395	$ 389,537
ING Groep NV, 8.00% to 5/16/30(3)(4)(6)	670	695,962
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(3)(4)	559	542,976
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	975	944,793
NatWest Group PLC:
4.60% to 6/28/31(3)(4)	200	166,249
8.125% to 11/10/33(3)(4)	460	476,210
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(3)(4)	800	793,246
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(4)	820	844,374
Societe Generale SA:
5.375% to 11/18/30(3)(4)(5)	506	443,042
9.375% to 11/22/27(3)(4)(5)	200	209,707
State Street Corp., Series J, 6.70% to 9/15/29(3)(4)	230	231,527
Swedbank AB, 7.75% to 3/17/30(3)(4)(6)	600	616,500
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(4)	975	1,010,183
Truist Financial Corp.:
Series P, 4.95% to 9/1/25(3)(4)	125	124,390
Series Q, 5.10% to 3/1/30(3)(4)	134	128,633
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	419	359,854
6.85% to 9/10/29(3)(4)(5)	475	467,358
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)	984	967,065
		$ 17,485,432
Capital Markets — 0.1%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(3)(4)	$1,270	$ 1,109,777
		$ 1,109,777
Diversified Financial Services — 0.2%
Air Lease Corp., 6.00% to 9/24/29(3)(4)	$555	$ 520,861
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	914	856,875
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(3)(4)	143	136,762
Series W, 7.50% to 2/10/29(3)(4)	230	238,724
		$ 1,753,222
Electric Utilities — 0.3%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$583	$ 566,764
Edison International, Series B, 5.00% to 12/15/26(3)(4)	99	87,828
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	450	451,734

1

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
PG&E Corp., 7.375% to 12/15/29, 3/15/55(4)	$235	$ 228,723
Sempra, 4.125% to 1/1/27, 4/1/52(4)	581	533,832
		$ 1,868,881
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(3)(4)	$470	$ 433,255
		$ 433,255
Food Products — 0.1%
Land O' Lakes, Inc., 8.00%(3)(5)	$824	$ 766,317
		$ 766,317
Independent Power and Renewable Electricity Producers — 0.0%†
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$408	$ 383,320
		$ 383,320
Insurance — 0.2%
Allianz SE, 3.50% to 11/17/25(3)(4)(5)	$600	$ 577,626
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(5)	876	827,615
		$ 1,405,241
Pipelines — 0.1%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(4)	$606	$ 630,226
Energy Transfer LP, Series B, 6.625% to 2/15/28(3)(4)	359	345,993
		$ 976,219
Telecommunications — 0.1%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(4)(5)	$570	$ 556,086
		$ 556,086
Total Debt Obligations (identified cost $26,837,270)		$ 26,737,750

Preferred Stocks — 0.3%
Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series H, 7.375%	5,587	$ 146,770
		$ 146,770
Security	Shares	Value
Capital Markets — 0.0%†
Bank of New York Mellon Corp., Series K, 6.15% to 3/20/30(4)(7)	10,800	$ 271,296
		$ 271,296
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc.:
4.625%	17,551	$ 252,910
7.25%	4,870	112,400
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	2,004	44,368
		$ 409,678
Insurance — 0.2%
American National Group, Inc.:
7.375%	12,500	$ 311,500
Series B, 6.625% to 9/1/25(4)	15,135	380,797
Aspen Insurance Holdings Ltd., 7.00%	11,000	259,380
Athene Holding Ltd., Series A, 6.35% to 6/30/29(4)	30,000	703,200
		$ 1,654,877
Total Preferred Stocks (identified cost $2,694,401)		$ 2,482,621

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(8)	620,472	$ 620,472
Total Short-Term Investments (identified cost $620,472)		$ 620,472
Total Investments — 100.0% (identified cost $385,063,189)		$741,281,610
Other Assets, Less Liabilities — (0.0)%†		$ (174,324)
Net Assets — 100.0%		$741,107,286
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund (see Note 9).
(2)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

2

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $6,732,017 or 0.9% of the Fund's net assets.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $1,312,462 or 0.2% of the Fund's net assets.
(7)	Non-income producing security.
(8)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2025.
3

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $29,531,671)	$29,220,371
Affiliated investments, at value (identified cost $355,531,518)	712,061,239
Cash	1,092
Interest receivable	282,598
Dividends receivable from affiliated investments	3,076
Receivable for Fund shares sold	53,922
Tax reclaims receivable	104,856
Receivable from affiliates	29,040
Total assets	$741,756,194
Liabilities
Payable for Fund shares redeemed	$232,549
Payable to affiliates:
Investment adviser fee	108,299
Administration fee	88,600
Distribution and service fees	129,187
Sub-transfer agency fee	28,568
Trustees' fees	43
Payable for transfer and dividend disbursing agent fees	34,998
Accrued expenses	26,664
Total liabilities	$648,908
Net Assets	$741,107,286
Sources of Net Assets
Paid-in capital	$204,898,253
Distributable earnings	536,209,033
Net Assets	$741,107,286
Class A Shares
Net Assets	$491,453,493
Shares Outstanding	14,376,695
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$34.18
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$36.07
Class C Shares
Net Assets	$39,229,392
Shares Outstanding	1,259,297
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$31.15
Class I Shares
Net Assets	$210,424,401
Shares Outstanding	6,163,477
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$34.14
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $5,438)	$169,726
Dividend income from affiliated investments	767,262
Dividend income allocated from affiliated Portfolios (net of foreign taxes withheld of $180,906)	4,418,513
Interest income	736,186
Securities lending income allocated from affiliated Portfolios, net	3,391
Expenses allocated from affiliated Portfolios	(2,053,088)
Total investment income	$4,041,990
Expenses
Investment adviser fee	$666,225
Administration fee	580,686
Distribution and service fees:
Class A	646,834
Class C	204,709
Trustees’ fees and expenses	250
Custodian fee	24,114
Transfer and dividend disbursing agent fees	166,434
Legal and accounting services	43,258
Printing and postage	11,796
Registration fees	29,264
Miscellaneous	22,685
Total expenses	$2,396,255
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$169,612
Total expense reductions	$169,612
Net expenses	$2,226,643
Net investment income	$1,815,347
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$96,671
Net realized gain (loss) allocated from affiliated Portfolios:
Investment transactions	30,093,803
Foreign currency transactions	47,981
Net realized gain	$30,238,455
Change in unrealized appreciation (depreciation):
Investments	$(470,535)
Investments - affiliated investments	(792,438)
Foreign currency	5,797
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios:
Investments	(56,498,964)
Foreign currency	2,531
Net change in unrealized appreciation (depreciation)	$(57,753,609)
Net realized and unrealized loss	$(27,515,154)
Net decrease in net assets from operations	$(25,699,807)
5
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,815,347	$2,773,141
Net realized gain	30,238,455	30,660,247
Net change in unrealized appreciation (depreciation)	(57,753,609)	156,154,902
Net increase (decrease) in net assets from operations	$(25,699,807)	$189,588,290
Distributions to shareholders:
Class A	$(4,156,926)	$(2,419,217)
Class C	(311,595)	—
Class I	(2,246,457)	(1,234,357)
Total distributions to shareholders	$(6,714,978)	$(3,653,574)
Transactions in shares of beneficial interest:
Class A	$(4,585,770)	$(18,226,564)
Class C	633,870	(2,594,057)
Class I	9,925,564	21,267,992
Net increase in net assets from Fund share transactions	$5,973,664	$447,371
Net increase (decrease) in net assets	$(26,441,121)	$186,382,087
Net Assets
At beginning of period	$767,548,407	$581,166,320
At end of period	$741,107,286	$767,548,407
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$35.65	$27.00	$25.67	$31.71	$23.07	$22.37
Income (Loss) From Operations
Net investment income(1)	$0.08	$0.12	$0.18	$0.15	$0.10	$0.17
Net realized and unrealized gain (loss)	(1.26)	8.69	1.35	(5.38)	8.69	0.96
Total income (loss) from operations	$(1.18)	$8.81	$1.53	$(5.23)	$8.79	$1.13
Less Distributions
From net investment income	$(0.04)	$(0.16)	$(0.14)	$(0.10)	$(0.15)	$(0.15)
From net realized gain	(0.25)	—	(0.06)	(0.71)	—	(0.28)
Total distributions	$(0.29)	$(0.16)	$(0.20)	$(0.81)	$(0.15)	$(0.43)
Net asset value — End of period	$34.18	$35.65	$27.00	$25.67	$31.71	$23.07
Total Return(2)	(3.36)%(3)	32.73%	6.01%	(16.91)%	38.24%	5.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$491,453	$517,186	$406,567	$405,236	$513,507	$373,289
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.18%(6)	1.19%	1.22%	1.25%	1.26%	1.28%
Net expenses	1.14%(6)(7)	1.19%(7)	1.22%(7)	1.25%(7)	1.26%	1.28%
Net investment income	0.44%(6)	0.37%	0.66%	0.56%	0.35%	0.74%
Portfolio Turnover of the Fund(8)	7%(3)	4%	4%	5%	6%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Fund's and Portfolios’ adviser fees due to the Fund's and Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.04% of average daily net assets for the six months ended April 30, 2025 and less than 0.005%of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
7
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$32.60	$24.74	$23.57	$29.23	$21.31	$20.70
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.05)	$(0.11)	$(0.02)	$(0.05)	$(0.10)	$0.00(2)
Net realized and unrealized gain (loss)	(1.15)	7.97	1.25	(4.96)	8.02	0.89
Total income (loss) from operations	$(1.20)	$7.86	$1.23	$(5.01)	$7.92	$0.89
Less Distributions
From net realized gain	$(0.25)	$—	$(0.06)	$(0.65)	$—	$(0.28)
Total distributions	$(0.25)	$—	$(0.06)	$(0.65)	$—	$(0.28)
Net asset value — End of period	$31.15	$32.60	$24.74	$23.57	$29.23	$21.31
Total Return(3)	(3.69)%(4)	31.73%	5.22%	(17.53)%	37.17%	4.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,229	$40,364	$32,698	$34,490	$43,788	$44,822
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.93%(7)	1.94%	1.97%	2.00%	2.01%	2.03%
Net expenses	1.89%(7)(8)	1.94%(8)	1.97%(8)	2.00%(8)	2.01%	2.03%
Net investment income (loss)	(0.31)%(7)	(0.38)%	(0.09)%	(0.19)%	(0.38)%	0.00%(9)
Portfolio Turnover of the Fund(10)	7%(4)	4%	4%	5%	6%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Fund's and Portfolios’ adviser fees due to the Fund's and Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.04% of average daily net assets for the six months ended April 30, 2025 and less than 0.005%of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(9)	Amount is less than 0.005%.
(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$35.65	$26.99	$25.67	$31.70	$23.06	$22.36
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.20	$0.25	$0.23	$0.17	$0.22
Net realized and unrealized gain (loss)	(1.25)	8.69	1.34	(5.37)	8.68	0.97
Total income (loss) from operations	$(1.13)	$8.89	$1.59	$(5.14)	$8.85	$1.19
Less Distributions
From net investment income	$(0.13)	$(0.23)	$(0.21)	$(0.18)	$(0.21)	$(0.21)
From net realized gain	(0.25)	—	(0.06)	(0.71)	—	(0.28)
Total distributions	$(0.38)	$(0.23)	$(0.27)	$(0.89)	$(0.21)	$(0.49)
Net asset value — End of period	$34.14	$35.65	$26.99	$25.67	$31.70	$23.06
Total Return(2)	(3.24)%(3)	33.09%	6.26%	(16.68)%	38.56%	5.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$210,424	$209,999	$141,901	$125,810	$149,762	$97,355
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.93%(6)	0.94%	0.97%	1.00%	1.01%	1.03%
Net expenses	0.89%(6)(7)	0.94%(7)	0.97%(7)	1.00%(7)	1.01%	1.03%
Net investment income	0.69%(6)	0.61%	0.90%	0.81%	0.60%	0.99%
Portfolio Turnover of the Fund(8)	7%(3)	4%	4%	5%	6%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Fund's and Portfolios’ adviser fees due to the Fund's and Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to 0.04% of average daily net assets for the six months ended April 30, 2025 and less than 0.005%of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Fund currently pursues its objective by investing directly in securities, affiliated investment Funds and in interests in four tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2025 were as follows: Tax-Managed Growth Portfolio (5.1%), Tax-Managed Multi-Cap Growth Portfolio (45.7%),
Tax-Managed Small-Cap Portfolio (36.0%) and Tax-Managed Value Portfolio (20.7%). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The valuation policies common to the Portfolios are as follows:
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolios' investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. Additional valuation policies of the Fund are as follows:
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
10

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Preferred Equity Securities. Preferred equity securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
B  Income—The Fund's net investment income or loss includes the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Other—Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
11

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$236,507,462
Gross unrealized appreciation	$506,506,025
Gross unrealized depreciation	(1,731,877)
Net unrealized appreciation	$504,774,148
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.700%
$500 million but less than $1 billion	0.600%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2.5 billion	0.550%
$2.5 billion and over	0.525%
The investment adviser fee payable by the Fund is reduced by the Fund's allocable portion of the advisory fees paid by the Portfolios.
The Fund and the Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Fund and the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees paid by the Fund and the Portfolios due to their investments in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $169,612 relating to the Fund's investment in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2025, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $2,912 relating to the Portfolios’ investments in the Liquidity Fund.
For the six months ended April 30, 2025, the Fund’s investment adviser fee totaled $2,570,689, of which $1,904,464 was allocated from the Portfolios and $666,225 was paid or accrued directly by the Fund. For the six months ended April 30, 2025, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.66% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2025, the administration fee amounted to $580,686.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $40,410 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $18,824 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
12

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund and the Portfolios who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $646,834 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $153,532 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $51,177 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received $1,220 of CDSCs paid by Class A shareholders and $915 of CDSCs paid by Class C shareholders.
6  Investment Transactions
For the six months ended April 30, 2025, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Tax-Managed Growth Portfolio	$ —	$12,663,891
Tax-Managed International Equity Portfolio	794,966	38,562,756
7  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and investments in the Portfolios, aggregated $52,387,276 and $3,592,708, respectively, for the six months ended April 30, 2025.
13

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

8  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	305,130	$11,005,184	603,940	$20,017,336
Issued to shareholders electing to receive payments of distributions in Fund shares	106,197	3,826,278	72,058	2,219,392
Redemptions	(542,310)	(19,417,232)	(1,226,418)	(40,463,292)
Net decrease	(130,983)	$(4,585,770)	(550,420)	$(18,226,564)
Class C
Sales	144,651	$ 4,675,019	204,767	$ 6,073,197
Issued to shareholders electing to receive payments of distributions in Fund shares	9,423	310,106	—	—
Redemptions	(133,102)	(4,351,255)	(287,973)	(8,667,254)
Net increase (decrease)	20,972	$ 633,870	(83,206)	$(2,594,057)
Class I
Sales	565,200	$20,239,196	1,157,881	$38,517,464
Issued to shareholders electing to receive payments of distributions in Fund shares	60,561	2,177,179	38,518	1,183,648
Redemptions	(353,501)	(12,490,811)	(562,100)	(18,433,120)
Net increase	272,260	$ 9,925,564	634,299	$21,267,992
9  Affiliated Investments
At April 30, 2025, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $44,263,212, which represents 6.0% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Affiliated Investment Funds
Eaton Vance Global Equity Income Fund, Class I	$ —	$44,435,178	$ —	$ —	$(792,438)	$43,642,740	$749,510	2,618,041
Short-Term Investments
Liquidity Fund	856,996	6,663,572	(6,900,096)	—	—	620,472	17,752	620,472
Total				$ —	$(792,438)	$44,263,212	$767,262
14

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$ 43,642,740	$ —	$ —	$ 43,642,740
Investments in Affiliated Portfolios	667,798,027	—	—	667,798,027
Debt Obligations	—	26,737,750	—	26,737,750
Preferred Stocks	2,482,621	—	—	2,482,621
Short-Term Investments	620,472	—	—	620,472
Total Investments	$714,543,860	$26,737,750	$ —	$741,281,610
15

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EAEAX-NCSR    4.30.25

Eaton Vance
Global Income Builder Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Global Income Builder Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 59.9%
Security	Shares	Value
Aerospace & Defense — 1.5%
BAE Systems PLC	98,691	$ 2,287,918
Leonardo SpA	12,207	634,621
Safran SA	3,156	839,874
		$ 3,762,413
Air Freight & Logistics — 0.9%
Deutsche Post AG	53,960	$ 2,305,603
		$ 2,305,603
Automobiles — 3.6%
Bayerische Motoren Werke AG	19,928	$ 1,690,243
Honda Motor Co. Ltd.	52,030	529,392
Mercedes-Benz Group AG	31,733	1,897,278
Renault SA	36,178	1,921,456
Stellantis NV	287,414	2,674,510
Tesla, Inc.(1)	1,938	546,826
		$ 9,259,705
Banks — 8.3%
AIB Group PLC	233,664	$ 1,570,470
Banco BPM SpA	135,331	1,510,635
Banco Santander SA	194,412	1,368,828
Bank Polska Kasa Opieki SA(1)	57,599	2,886,956
Barclays PLC	361,584	1,440,421
BNP Paribas SA	19,930	1,688,658
Citigroup, Inc.	15,060	1,029,803
Danske Bank AS	19,783	694,137
DNB Bank ASA	43,013	1,075,243
Grupo Financiero Banorte SAB de CV, Class O	64,629	554,161
HDFC Bank Ltd. ADR	9,406	683,722
KBC Group NV	5,884	542,556
Skandinaviska Enskilda Banken AB, Class A	67,641	1,073,305
Societe Generale SA	45,820	2,389,008
Svenska Handelsbanken AB, Class A	100,314	1,313,091
Swedbank AB, Class A	13,855	345,874
Toronto-Dominion Bank	12,500	798,727
Truist Financial Corp.	11,415	437,651
		$ 21,403,246
Beverages — 0.4%
Carlsberg AS, Class B	2,620	$ 356,985
Security	Shares	Value
Beverages (continued)
Diageo PLC	10,054	$ 282,320
Pernod Ricard SA	3,780	409,735
		$ 1,049,040
Biotechnology — 0.3%
CSL Ltd.	5,221	$ 838,038
		$ 838,038
Broadline Retail — 0.9%
Amazon.com, Inc.(1)(2)	12,873	$ 2,374,039
		$ 2,374,039
Building Products — 0.4%
Carrier Global Corp.	18,043	$ 1,128,409
		$ 1,128,409
Capital Markets — 1.2%
Charles Schwab Corp.	7,340	$ 597,476
Julius Baer Group Ltd.	31,289	2,029,030
State Street Corp.	5,198	457,944
		$ 3,084,450
Chemicals — 0.9%
BASF SE(1)	45,295	$ 2,313,191
		$ 2,313,191
Consumer Finance — 0.3%
Discover Financial Services	3,812	$ 696,338
		$ 696,338
Consumer Staples Distribution & Retail — 0.6%
Carrefour SA	104,345	$ 1,609,387
		$ 1,609,387
Diversified Telecommunication Services — 1.1%
Swisscom AG	1,786	$ 1,191,053
Zegona Communications PLC(1)	181,045	1,636,264
		$ 2,827,317
Electric Utilities — 1.1%
Fortum OYJ	69,598	$ 1,166,919
Iberdrola SA	52,391	944,392
NextEra Energy, Inc.	11,623	777,346
		$ 2,888,657

1
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment — 1.2%
AMETEK, Inc.	4,703	$ 797,535
Schneider Electric SE	10,195	2,382,018
		$ 3,179,553
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	4,499	$ 722,359
Halma PLC	32,116	1,185,454
Keyence Corp.	2,378	994,222
		$ 2,902,035
Energy — 0.1%
Enviva LLC(1)	9,548	$ 138,446
		$ 138,446
Energy Equipment & Services — 0.1%
Baker Hughes Co.	10,563	$ 373,930
		$ 373,930
Entertainment — 0.3%
Walt Disney Co.	9,500	$ 864,025
		$ 864,025
Financial Services — 1.7%
Banca Mediolanum SpA	138,809	$ 2,075,175
Global Payments, Inc.	6,116	466,712
Visa, Inc., Class A	4,000	1,382,000
Voya Financial, Inc.	8,174	483,901
		$ 4,407,788
Food Products — 1.0%
Nestle SA	11,008	$ 1,171,662
Orkla ASA	116,952	1,304,302
		$ 2,475,964
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	3,726	$ 487,174
Alcon AG	3,830	372,125
Boston Scientific Corp.(1)	26,387	2,714,431
Coloplast AS, Class B	3,967	448,918
Intuitive Surgical, Inc.(1)	2,973	1,533,473
Straumann Holding AG	2,044	249,239
		$ 5,805,360
Health Care Providers & Services — 0.3%
Amplifon SpA	21,437	$ 410,282
Security	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	791	$ 325,449
		$ 735,731
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	34,368	$ 613,125
		$ 613,125
Healthcare-Services — 0.0%†
Endo, Inc.(1)	1,579	$ 33,617
		$ 33,617
Hotels, Restaurants & Leisure — 2.0%
Amadeus IT Group SA	15,398	$ 1,212,022
Aramark	32,960	1,101,853
Compass Group PLC	54,451	1,835,806
InterContinental Hotels Group PLC	4,951	528,321
Marriott International, Inc., Class A	2,224	530,602
		$ 5,208,604
Household Products — 0.4%
Reckitt Benckiser Group PLC	16,275	$ 1,050,495
		$ 1,050,495
Industrial Conglomerates — 0.8%
Siemens AG	8,645	$ 1,990,610
		$ 1,990,610
Insurance — 4.4%
AIA Group Ltd.	88,025	$ 659,563
Allstate Corp.	2,799	555,294
American International Group, Inc.	11,538	940,578
Assurant, Inc.	729	140,507
AXA SA	51,593	2,440,137
Prudential PLC	83,616	889,070
RenaissanceRe Holdings Ltd.	2,171	525,230
SCOR SE	46,085	1,452,101
Swiss Re AG	14,087	2,528,676
Zurich Insurance Group AG	1,897	1,345,486
		$ 11,476,642
Interactive Media & Services — 2.0%
Alphabet, Inc., Class C(2)	32,594	$ 5,244,049
		$ 5,244,049

2
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 0.3%
Danaher Corp.	4,057	$ 808,682
		$ 808,682
Machinery — 1.5%
IDEX Corp.	6,027	$ 1,048,517
Ingersoll Rand, Inc.	20,021	1,510,184
Kone OYJ, Class B	2,860	177,125
Parker-Hannifin Corp.	1,329	804,125
Volvo AB, Class B	11,311	307,473
		$ 3,847,424
Marine Transportation — 0.3%
AP Moller - Maersk AS, Class B	468	$ 805,842
		$ 805,842
Metals & Mining — 0.3%
Anglo American PLC	13,863	$ 378,438
Rio Tinto Ltd.	5,152	385,458
		$ 763,896
Multi-Utilities — 0.2%
CMS Energy Corp.	5,826	$ 429,085
		$ 429,085
Oil, Gas & Consumable Fuels — 1.6%
EOG Resources, Inc.	26,007	$ 2,869,352
EQT Corp.	11,788	582,799
Exxon Mobil Corp.	7,672	810,393
		$ 4,262,544
Personal Care Products — 0.4%
L'Oreal Prime De Fidelite(1)	1,969	$ 870,033
L'Oreal SA(1)	458	202,375
		$ 1,072,408
Pharmaceuticals — 4.4%
AstraZeneca PLC	8,480	$ 1,214,903
Eli Lilly & Co.	7,594	6,826,626
Novo Nordisk AS, Class B	32,868	2,197,604
Zoetis, Inc.	7,615	1,190,986
		$ 11,430,119
Professional Services — 1.0%
Randstad NV	16,630	$ 667,523
Recruit Holdings Co. Ltd.	11,015	610,399
Security	Shares	Value
Professional Services (continued)
RELX PLC	10,451	$ 570,365
Verisk Analytics, Inc.	2,529	749,672
		$ 2,597,959
Residential REITs — 0.3%
Invitation Homes, Inc.	19,743	$ 675,013
		$ 675,013
Semiconductors & Semiconductor Equipment — 4.0%
ASML Holding NV	2,892	$ 1,936,026
Broadcom, Inc.	3,944	759,102
Infineon Technologies AG	22,535	746,428
Micron Technology, Inc.	10,259	789,430
NVIDIA Corp.	30,781	3,352,667
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,425	2,071,123
Tokyo Electron Ltd.	5,129	763,699
		$ 10,418,475
Software — 3.6%
Adobe, Inc.(1)	1,946	$ 729,711
Intuit, Inc.	2,001	1,255,568
Microsoft Corp.(2)	17,370	6,865,666
Salesforce, Inc.	2,106	565,903
		$ 9,416,848
Specialty Retail — 0.4%
TJX Cos., Inc.	7,033	$ 905,006
		$ 905,006
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	14,422	$ 3,064,675
		$ 3,064,675
Textiles, Apparel & Luxury Goods — 0.5%
Cie Financiere Richemont SA, Class A	2,878	$ 508,557
LVMH Moet Hennessy Louis Vuitton SE	1,176	651,421
		$ 1,159,978
Trading Companies & Distributors — 0.6%
IMCD NV	6,162	$ 819,427
Rexel SA	29,136	809,503
		$ 1,628,930
Total Common Stocks (identified cost $105,213,949)		$155,326,691

3
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 0.2%
Security	Principal Amount* (000's omitted)		Value
Internet — 0.2%
Delivery Hero SE:
Series B, 2.125%, 3/10/29(3)	EUR	300	$ 299,383
3.25%, 2/21/30(3)	EUR	100	109,161
			$ 408,544
Real Estate Investment Trusts (REITs) — 0.0%†
Pebblebrook Hotel Trust, 1.75%, 12/15/26		105	$ 97,787
			$ 97,787
Total Convertible Bonds (identified cost $485,433)			$ 506,331

Corporate Bonds — 35.2%
Security	Principal Amount* (000's omitted)		Value
Advertising — 0.2%
Stagwell Global LLC, 5.625%, 8/15/29(4)		288	$ 272,119
Summer BC Holdco B SARL, 6.789%, (3 mo. EURIBOR + 4.25%), 2/15/30(3)(5)	EUR	110	122,899
			$ 395,018
Aerospace & Defense — 0.5%
Bombardier, Inc.:
7.00%, 6/1/32(4)		90	$ 91,168
7.25%, 7/1/31(4)		158	161,966
8.75%, 11/15/30(4)		135	144,823
TransDigm, Inc.:
4.625%, 1/15/29		335	322,606
6.375%, 3/1/29(4)		80	81,597
6.625%, 3/1/32(4)		185	189,737
6.75%, 8/15/28(4)		221	225,717
			$ 1,217,614
Auto Parts & Equipment — 0.5%
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(3)	EUR	378	$ 428,207
6.75%, 2/15/30(4)		95	96,738
8.50%, 5/15/27(4)		194	195,076
Forvia SE, 8.00%, 6/15/30(4)		241	240,236
Security	Principal Amount* (000's omitted)	Value
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH, 6.375%, (6.375% cash or 7.125% PIK), 5/15/29(4)(6)	200	$ 193,906
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)	307	229,345
		$ 1,383,508
Automotives — 0.1%
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	228	$ 217,118
		$ 217,118
Banks — 1.7%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(7)(8)	200	$ 215,901
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(4)(7)(8)	200	198,070
Banco Santander SA, 9.625% to 5/21/33(7)(8)	200	226,438
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(8)	200	204,082
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(8)	200	205,142
Barclays PLC, 8.00% to 3/15/29(7)(8)	200	204,824
BNP Paribas SA, 7.75% to 8/16/29(4)(7)(8)	200	206,078
Citigroup, Inc., 6.95% to 2/15/30(7)(8)	140	137,497
Deutsche Bank AG, 6.00% to 10/30/25(7)(8)	200	196,367
Farm Credit Bank of Texas, 7.75% to 6/15/29(7)(8)	250	259,670
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(7)(8)	125	123,271
ING Groep NV, 8.00% to 5/16/30(3)(7)(8)	200	207,750
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(7)(8)	251	243,805
NatWest Group PLC, 8.125% to 11/10/33(7)(8)	200	207,048
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(7)(8)	100	100,184
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(8)	200	205,945
Societe Generale SA, 5.375% to 11/18/30(4)(7)(8)	200	175,115
State Street Corp., Series J, 6.70% to 9/15/29(7)(8)	80	80,531
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(7)(8)	200	195,549
Swedbank AB, 7.75% to 3/17/30(3)(7)(8)	200	205,500
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(8)	200	207,217
Truist Financial Corp., Series Q, 5.10% to 3/1/30(7)(8)	174	167,031
UBS Group AG, 4.375% to 2/10/31(4)(7)(8)	200	171,768
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(7)(8)	119	116,952
		$ 4,461,735

4
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(4)		260	$ 258,920
			$ 258,920
Building Products — 1.0%
Builders FirstSource, Inc.:
4.25%, 2/1/32(4)		249	$ 224,483
5.00%, 3/1/30(4)		90	86,446
CP Atlas Buyer, Inc., 7.00%, 12/1/28(4)		335	277,225
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(4)		283	287,347
Masterbrand, Inc., 7.00%, 7/15/32(4)		373	374,352
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(4)		200	180,734
Quikrete Holdings, Inc.:
6.375%, 3/1/32(4)		293	294,899
6.75%, 3/1/33(4)		340	341,569
Standard Building Solutions, Inc., 6.50%, 8/15/32(4)		85	86,134
Standard Industries, Inc.:
3.375%, 1/15/31(4)		90	79,561
4.375%, 7/15/30(4)		275	256,745
			$ 2,489,495
Capital Markets — 0.1%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(7)(8)		245	$ 214,091
			$ 214,091
Casino & Gaming — 0.1%
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)		250	$ 239,985
			$ 239,985
Chemicals — 1.3%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(3)	EUR	335	$ 359,155
Avient Corp.:
6.25%, 11/1/31(4)		100	99,015
7.125%, 8/1/30(4)		284	289,829
Celanese U.S. Holdings LLC:
5.00%, 4/15/31	EUR	260	288,908
6.95%, 11/15/33		308	308,818
Cerdia Finanz GmbH, 9.375%, 10/3/31(4)		370	373,238
Herens Holdco SARL, 4.75%, 5/15/28(4)		201	175,568
Herens Midco SARL, 5.25%, 5/15/29(3)	EUR	200	168,092
INEOS Finance PLC, 6.375%, 4/15/29(3)	EUR	100	111,615
Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Italmatch Chemicals SpA, 10.00%, 2/6/28(3)	EUR	350	$ 416,820
Olympus Water U.S. Holding Corp.:
9.625%, 11/15/28(3)	EUR	100	118,524
9.75%, 11/15/28(4)		419	437,104
Valvoline, Inc., 3.625%, 6/15/31(4)		260	227,943
WR Grace Holdings LLC:
5.625%, 8/15/29(4)		50	44,376
7.375%, 3/1/31(4)		50	50,328
			$ 3,469,333
Commercial Services & Supplies — 2.2%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)		290	$ 286,929
Allied Universal Holdco LLC, 7.875%, 2/15/31(4)		80	81,792
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(4)		290	272,432
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(4)		200	192,434
4.875%, 6/1/28(3)	GBP	110	139,909
AMN Healthcare, Inc., 4.625%, 10/1/27(4)		19	18,221
APi Group DE, Inc., 4.75%, 10/15/29(4)		55	51,776
Cimpress PLC, 7.375%, 9/15/32(4)		170	155,325
Clean Harbors, Inc.:
4.875%, 7/15/27(4)		101	99,564
6.375%, 2/1/31(4)		83	84,619
GFL Environmental, Inc.:
3.50%, 9/1/28(4)		265	251,520
4.75%, 6/15/29(4)		343	333,145
HealthEquity, Inc., 4.50%, 10/1/29(4)		212	200,598
IPD 3 BV, 8.00%, 6/15/28(3)	EUR	200	236,257
Korn Ferry, 4.625%, 12/15/27(4)		240	232,443
Madison IAQ LLC, 5.875%, 6/30/29(4)		278	263,267
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(4)		439	405,477
NESCO Holdings II, Inc., 5.50%, 4/15/29(4)		401	364,109
OT Midco, Inc., 10.00%, 2/15/30(4)		200	163,229
Pachelbel Bidco SpA, 7.125%, 5/17/31(4)	EUR	225	269,804
Reworld Holding Corp., 4.875%, 12/1/29(4)		430	402,230
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(4)		181	183,723
VT Topco, Inc., 8.50%, 8/15/30(4)		402	421,090
Wand NewCo 3, Inc., 7.625%, 1/30/32(4)		410	422,841
Wrangler Holdco Corp., 6.625%, 4/1/32(4)		90	92,479
			$ 5,625,213

5
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Construction & Engineering — 0.2%
Arcosa, Inc., 6.875%, 8/15/32(4)		181	$ 184,609
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(3)	EUR	119	121,415
TopBuild Corp., 4.125%, 2/15/32(4)		201	181,063
			$ 487,087
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)		454	$ 444,100
			$ 444,100
Containers & Packaging — 0.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(3)	EUR	300	$ 288,259
4.00%, 9/1/29(4)		260	226,610
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(4)		312	285,913
Fedrigoni SpA, 6.355%, (3 mo. EURIBOR + 4.00%), 1/15/30(3)(5)	EUR	310	346,270
Fiber Midco SpA, 10.00% PIK, 6/15/29(4)	EUR	300	313,260
Kleopatra Finco SARL, 4.25%, 3/1/26(3)	EUR	129	132,188
			$ 1,592,500
Cosmetics/Personal Care — 0.1%
Opal Bidco SAS, 5.50%, 3/31/32(4)	EUR	220	$ 248,355
			$ 248,355
Distributors — 0.3%
Performance Food Group, Inc.:
5.50%, 10/15/27(4)		169	$ 167,796
6.125%, 9/15/32(4)		125	125,193
RB Global Holdings, Inc.:
6.75%, 3/15/28(4)		147	150,066
7.75%, 3/15/31(4)		56	58,785
Windsor Holdings III LLC, 8.50%, 6/15/30(4)		292	307,708
			$ 809,548
Diversified Financial Services — 0.7%
Air Lease Corp., 6.00% to 9/24/29(7)(8)		135	$ 126,696
Alpha Holding SA de CV, 9.00%, 2/10/25(4)(9)		189	1,414
American AgCredit Corp., Series A, 5.25% to 6/15/26(4)(7)(8)		250	234,375
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(8)		50	47,676
CI Financial Corp., 4.10%, 6/15/51		180	122,652
Focus Financial Partners LLC, 6.75%, 9/15/31(4)		283	284,956
Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Goldman Sachs Group, Inc., Series W, 7.50% to 2/10/29(7)(8)		125	$ 129,742
Hightower Holding LLC, 9.125%, 1/31/30(4)		294	300,991
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/29(4)		242	253,286
Sherwood Financing PLC, 7.625%, 12/15/29(3)	EUR	200	225,551
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(4)		77	75,300
			$ 1,802,639
Diversified REITs — 0.1%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(4)		250	$ 243,443
			$ 243,443
Electric Utilities — 1.9%
Alpha Generation LLC, 6.75%, 10/15/32(4)		476	$ 485,521
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(4)	EUR	660	763,721
6.375%, 2/15/32(4)		150	147,468
Clearway Energy Operating LLC, 3.75%, 2/15/31(4)		124	110,493
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(7)(8)		93	90,410
Duke Energy Corp., 6.45% to 6/3/34, 9/1/54(8)		90	90,414
Electricite de France SA, 7.50% to 9/6/28(3)(7)(8)	EUR	200	249,936
Imola Merger Corp., 4.75%, 5/15/29(4)		378	361,443
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, 8/15/55(8)		140	140,645
NRG Energy, Inc.:
3.625%, 2/15/31(4)		177	159,213
3.875%, 2/15/32(4)		95	85,038
6.00%, 2/1/33(4)		155	153,494
6.25%, 11/1/34(4)		100	99,923
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)		152	144,564
PG&E Corp., 7.375% to 12/15/29, 3/15/55(8)		70	68,130
Sempra, 4.125% to 1/1/27, 4/1/52(8)		167	153,442
TerraForm Power Operating LLC, 5.00%, 1/31/28(4)		237	231,050
TransAlta Corp., 7.75%, 11/15/29		166	173,061
Vistra Operations Co. LLC:
4.375%, 5/1/29(4)		173	166,568
5.00%, 7/31/27(4)		287	284,748
6.875%, 4/15/32(4)		175	181,404
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(4)		90	85,178
7.25%, 1/15/29(4)		145	143,666
8.375%, 1/15/31(4)		140	140,649

6
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
XPLR Infrastructure Operating Partners LP: (continued)
8.625%, 3/15/33(4)		141	$ 140,821
			$ 4,851,000
Electrical Equipment — 0.1%
Sensata Technologies, Inc., 4.375%, 2/15/30(4)		150	$ 138,479
WESCO Distribution, Inc., 6.375%, 3/15/33(4)		135	136,696
			$ 275,175
Electronic Equipment, Instruments & Components — 0.1%
WESCO Distribution, Inc.:
6.375%, 3/15/29(4)		102	$ 103,475
6.625%, 3/15/32(4)		102	103,884
7.25%, 6/15/28(4)		153	155,165
			$ 362,524
Entertainment — 1.8%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 4/30/30(3)	EUR	400	$ 479,762
Caesars Entertainment, Inc.:
6.00%, 10/15/32(4)		140	132,072
6.50%, 2/15/32(4)		126	126,769
7.00%, 2/15/30(4)		100	102,427
8.125%, 7/1/27(4)		19	19,072
Churchill Downs, Inc., 5.75%, 4/1/30(4)		233	228,096
Cinemark USA, Inc.:
5.25%, 7/15/28(4)		206	202,459
7.00%, 8/1/32(4)		135	138,176
Cirsa Finance International SARL, 6.50%, 3/15/29(3)	EUR	375	443,511
CPUK Finance Ltd., 7.875%, 8/28/29(3)	GBP	365	492,408
Flutter Treasury DAC, 5.00%, 4/29/29(3)	EUR	250	293,817
Inter Media and Communication SpA, 6.75%, 2/9/27(3)	EUR	295	338,167
LHMC Finco 2 SARL, 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(3)(6)	EUR	341	386,914
Light & Wonder International, Inc., 7.00%, 5/15/28(4)		216	216,241
Lottomatica Group SpA:
4.875%, 1/31/31(3)(10)	EUR	280	320,248
6.485%, (3 mo. EURIBOR + 4.00%), 12/15/30(3)(5)	EUR	355	403,267
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(4)		157	157,122
Motion Finco SARL, 8.375%, 2/15/32(4)		200	189,540
			$ 4,670,068
Financial Services — 0.8%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)		489	$ 450,770
Security	Principal Amount* (000's omitted)		Value
Financial Services (continued)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(3)	GBP	200	$ 287,057
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(4)		346	326,848
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(4)		265	260,699
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(4)		156	150,675
3.625%, 3/1/29(4)		259	241,129
4.00%, 10/15/33(4)		30	25,984
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(4)		449	388,185
			$ 2,131,347
Food Products — 0.9%
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(4)(6)		328	$ 348,622
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(4)		180	177,163
7.625%, 7/1/29(4)		307	321,934
Ingles Markets, Inc., 4.00%, 6/15/31(4)		249	225,630
La Doria SpA, 6.686%, (3 mo. EURIBOR + 4.50%), 11/12/29(3)(5)	EUR	360	410,295
Land O' Lakes, Inc., 8.00%(4)(7)		235	218,549
Pilgrim's Pride Corp.:
3.50%, 3/1/32		252	223,857
6.875%, 5/15/34		90	97,645
Post Holdings, Inc., 6.25%, 2/15/32(4)		141	142,269
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(4)		242	230,480
			$ 2,396,444
Health Care Equipment & Supplies — 0.9%
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(4)		139	$ 101,412
Compass Minerals International, Inc., 6.75%, 12/1/27(4)		199	196,860
LifePoint Health, Inc.:
5.375%, 1/15/29(4)		215	193,784
9.875%, 8/15/30(4)		105	111,822
10.00%, 6/1/32(4)		57	55,361
Medline Borrower LP, 5.25%, 10/1/29(4)		603	573,223
Molina Healthcare, Inc.:
3.875%, 11/15/30(4)		274	247,230
3.875%, 5/15/32(4)		160	141,095
6.25%, 1/15/33(4)		120	119,176
Tenet Healthcare Corp.:
4.375%, 1/15/30		17	16,127

7
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
Tenet Healthcare Corp.: (continued)
5.125%, 11/1/27		138	$ 136,965
6.875%, 11/15/31		133	136,704
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)		283	287,650
			$ 2,317,409
Health Care Providers & Services — 0.5%
AMN Healthcare, Inc., 4.00%, 4/15/29(4)		291	$ 261,220
Cerba Healthcare SACA, 3.50%, 5/31/28(3)	EUR	500	423,721
Ephios Subco 3 SARL, 7.875%, 1/31/31(3)	EUR	305	365,525
Surgery Center Holdings, Inc., 7.25%, 4/15/32(4)		158	157,839
			$ 1,208,305
Healthcare-Services — 0.3%
AHP Health Partners, Inc., 5.75%, 7/15/29(4)		26	$ 24,057
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)		149	129,485
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)		423	446,240
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)		267	287,169
			$ 886,951
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(4)		48	$ 44,460
4.625%, 4/1/30(4)		137	125,724
Miller Homes Group Finco PLC, 7.00%, 5/15/29(3)	GBP	100	130,527
New Home Co., Inc., 9.25%, 10/1/29(4)		223	230,384
			$ 531,095
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(4)		286	$ 274,912
4.375%, 1/15/28(4)		182	176,394
AccorInvest Group SA, 6.375%, 10/15/29(3)	EUR	325	383,512
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(4)		260	260,020
Lithia Motors, Inc., 4.625%, 12/15/27(4)		91	88,443
			$ 1,183,281
Household Products — 0.2%
Somnigroup International, Inc., 3.875%, 10/15/31(4)		423	$ 371,833
Spectrum Brands, Inc., 3.875%, 3/15/31(4)		33	27,420
			$ 399,253
Security	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(8)		113	$ 106,164
Calpine Corp., 5.125%, 3/15/28(4)		179	177,458
NRG Energy, Inc., 10.25% to 3/15/28(4)(7)(8)		215	235,746
			$ 519,368
Industrial Conglomerates — 0.2%
Artera Services LLC, 8.50%, 2/15/31(4)		185	$ 175,741
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(4)		146	142,619
Gatwick Airport Finance PLC, 4.375%, 4/7/26(3)	GBP	245	321,040
			$ 639,400
Insurance — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(4)		47	$ 46,962
6.75%, 10/15/27(4)		188	186,845
7.00%, 1/15/31(4)		223	226,545
7.375%, 10/1/32(4)		35	35,413
Allianz SE, 3.50% to 11/17/25(4)(7)(8)		200	192,542
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(8)		100	96,334
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(8)		135	133,616
Galaxy Bidco Ltd., 8.125%, 12/19/29(3)	GBP	205	273,814
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(4)(8)		125	127,252
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(4)		243	261,622
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(8)		293	276,817
Panther Escrow Issuer LLC, 7.125%, 6/1/31(4)		229	234,803
Ryan Specialty LLC, 5.875%, 8/1/32(4)		247	244,179
			$ 2,336,744
Internet — 0.5%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)		82	$ 77,191
6.125%, 12/1/28(4)		282	252,845
Cars.com, Inc., 6.375%, 11/1/28(4)		220	216,328
Match Group Holdings II LLC, 3.625%, 10/1/31(4)		221	189,691
Snap, Inc., 6.875%, 3/1/33(4)		285	284,881
United Group BV, 6.806%, (3 mo. EURIBOR + 4.25%), 2/15/31(3)(5)	EUR	200	226,570
			$ 1,247,506

8
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(4)		150	$ 145,291
			$ 145,291
Leisure Products — 0.8%
Acushnet Co., 7.375%, 10/15/28(4)		136	$ 140,881
Carnival Corp., 6.00%, 5/1/29(4)		495	492,613
NCL Corp. Ltd.:
5.875%, 3/15/26(4)		25	24,892
5.875%, 2/15/27(4)		67	66,734
6.75%, 2/1/32(4)		190	185,654
7.75%, 2/15/29(4)		56	57,845
NCL Finance Ltd., 6.125%, 3/15/28(4)		96	95,382
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28		70	67,147
6.00%, 2/1/33(4)		238	238,819
6.25%, 3/15/32(4)		192	195,041
TUI AG, 5.875%, 3/15/29(3)	EUR	350	411,190
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(4)		66	65,393
			$ 2,041,591
Machinery — 0.5%
Chart Industries, Inc., 9.50%, 1/1/31(4)		258	$ 275,189
Dynamo Newco II GmbH, 6.25%, 10/15/31(4)	EUR	350	399,291
ESAB Corp., 6.25%, 4/15/29(4)		134	136,128
IMA Industria Macchine Automatiche SpA, 6.029%, (3 mo. EURIBOR + 3.75%), 4/15/29(3)(5)	EUR	290	328,841
TK Elevator Holdco GmbH, 6.625%, 7/15/28(3)	EUR	90	102,164
			$ 1,241,613
Media — 2.2%
Altice Financing SA, 5.00%, 1/15/28(4)		280	$ 215,349
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(4)		320	289,422
4.25%, 1/15/34(4)		221	186,313
4.50%, 8/15/30(4)		287	266,769
4.75%, 3/1/30(4)		322	304,314
5.375%, 6/1/29(4)		110	107,734
6.375%, 9/1/29(4)		253	255,498
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(4)		310	257,540
7.875%, 4/1/30(4)		148	148,215
CMG Media Corp., 8.875%, 6/18/29(4)		158	138,294
CSC Holdings LLC:
3.375%, 2/15/31(4)		200	133,700
4.125%, 12/1/30(4)		200	137,258
Security	Principal Amount* (000's omitted)		Value
Media (continued)
CSC Holdings LLC: (continued)
5.50%, 4/15/27(4)		200	$ 186,027
DISH Network Corp., 11.75%, 11/15/27(4)		160	168,298
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(4)		192	188,283
7.375%, 9/1/31(4)		95	97,169
8.00%, 8/1/29(4)		212	210,261
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(4)		145	134,828
4.625%, 3/15/30(4)		151	139,709
7.375%, 2/15/31(4)		176	184,449
Scripps Escrow II, Inc., 3.875%, 1/15/29(4)		86	65,627
Sinclair Television Group, Inc.:
4.375%, 12/31/32(4)		28	16,976
8.125%, 2/15/33(4)		239	236,743
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(3)	EUR	129	145,877
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(3)(6)	EUR	214	250,594
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(3)	GBP	810	1,017,147
Ziggo Bond Co. BV, 5.125%, 2/28/30(4)		300	266,345
			$ 5,748,739
Metals & Mining — 1.6%
Allegheny Ludlum LLC, 6.95%, 12/15/25		200	$ 201,721
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)		399	438,599
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(6)		225	221,225
Calderys Financing LLC, 11.25%, 6/1/28(4)		342	361,765
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(4)		245	230,493
Constellium SE, 3.75%, 4/15/29(4)		276	253,917
Eldorado Gold Corp., 6.25%, 9/1/29(4)		251	247,666
First Quantum Minerals Ltd., 9.375%, 3/1/29(4)		368	386,474
Freeport-McMoRan, Inc., 5.45%, 3/15/43		267	247,046
Hudbay Minerals, Inc.:
4.50%, 4/1/26(4)		204	200,382
6.125%, 4/1/29(4)		96	95,678
Novelis Corp.:
3.25%, 11/15/26(4)		89	86,407
3.875%, 8/15/31(4)		119	102,822
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(3)	EUR	300	323,349
Permian Resources Operating LLC, 5.375%, 1/15/26(4)		225	223,917

9
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Metals & Mining (continued)
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(4)	187	$ 177,623
TMS International Corp., 6.25%, 4/15/29(4)	246	227,962
		$ 4,027,046
Miscellaneous Manufacturing — 0.0%†
Axon Enterprise, Inc.:
6.125%, 3/15/30(4)	75	$ 76,493
6.25%, 3/15/33(4)	55	56,195
		$ 132,688
Oil and Gas — 0.1%
BP Capital Markets PLC, 6.125% to 3/18/35(7)(8)	150	$ 145,165
SM Energy Co., 7.00%, 8/1/32(4)	140	129,205
		$ 274,370
Oil, Gas & Consumable Fuels — 1.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(4)	207	$ 208,064
Civitas Resources, Inc., 8.625%, 11/1/30(4)	300	289,454
Matador Resources Co., 6.50%, 4/15/32(4)	175	168,778
Parkland Corp.:
4.50%, 10/1/29(4)	110	103,838
4.625%, 5/1/30(4)	202	190,359
Permian Resources Operating LLC:
5.875%, 7/1/29(4)	260	254,170
6.25%, 2/1/33(4)	120	117,455
7.00%, 1/15/32(4)	147	148,135
Plains All American Pipeline LP, Series B, 8.695%, (3 mo. SOFR + 4.372%)(5)(7)	305	301,591
Precision Drilling Corp.:
6.875%, 1/15/29(4)	88	82,615
7.125%, 1/15/26(4)	53	52,866
Sunoco LP, 7.25%, 5/1/32(4)	145	150,506
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	226	212,905
Transocean Poseidon Ltd., 6.875%, 2/1/27(4)	95	94,412
Transocean, Inc., 8.75%, 2/15/30(4)	70	68,871
Vital Energy, Inc.:
7.875%, 4/15/32(4)	203	157,908
9.75%, 10/15/30	125	106,064
		$ 2,707,991
Packaging & Containers — 0.4%
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(4)	247	$ 252,759
8.75%, 4/15/30(4)	296	305,251
Security	Principal Amount* (000's omitted)		Value
Packaging & Containers (continued)
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(4)		172	$ 171,019
Trivium Packaging Finance BV:
6.272%, (3 mo. EURIBOR + 3.75%), 8/15/26(3)(5)	EUR	200	225,012
8.50%, 8/15/27(4)		200	197,947
			$ 1,151,988
Pharmaceuticals — 1.4%
1261229 BC Ltd., 10.00%, 4/15/32(4)		352	$ 344,901
Bayer AG, 5.375% to 6/25/30, 3/25/82(3)(8)	EUR	100	111,586
Endo Finance Holdings, Inc., 8.50%, 4/15/31(4)		175	182,172
Grifols SA, 7.50%, 5/1/30(3)	EUR	246	293,549
Nidda Healthcare Holding GmbH, 5.625%, 2/21/30(4)	EUR	335	384,322
Option Care Health, Inc., 4.375%, 10/31/29(4)		382	361,088
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(4)(6)		141	140,188
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30		400	381,070
5.375%, 9/30/32	EUR	495	566,928
Prestige Brands, Inc., 3.75%, 4/1/31(4)		70	63,258
Rossini SARL, 6.75%, 12/31/29(3)	EUR	370	437,065
Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/31	EUR	100	134,461
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46		489	345,951
			$ 3,746,539
Pipelines — 0.6%
DT Midstream, Inc., 4.125%, 6/15/29(4)		172	$ 161,635
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(8)		200	207,995
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(4)		232	236,409
ITT Holdings LLC, 6.50%, 8/1/29(4)		15	13,716
Kinetik Holdings LP, 5.875%, 6/15/30(4)		237	231,804
Venture Global LNG, Inc.:
7.00%, 1/15/30(4)		105	98,995
8.125%, 6/1/28(4)		139	138,155
8.375%, 6/1/31(4)		104	100,390
9.00% to 9/30/29(4)(7)(8)		301	258,997
9.50%, 2/1/29(4)		193	200,114
9.875%, 2/1/32(4)		34	34,544
			$ 1,682,754

10
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) — 0.5%
Adler Financing SARL, 8.25% PIK, 12/31/28	EUR	239	$ 278,244
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(3)	EUR	400	498,533
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(4)		423	444,583
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(4)		101	99,292
			$ 1,320,652
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(4)		207	$ 208,158
8.875%, 9/1/31(4)		117	125,285
			$ 333,443
Retail — 0.8%
B&M European Value Retail SA, 8.125%, 11/15/30(3)	GBP	125	$ 174,311
Bertrand Franchise Finance SAS:
5.986%, (3 mo. EURIBOR + 3.75%), 7/18/30(4)(5)	EUR	230	260,409
6.50%, 7/18/30(3)	EUR	100	118,015
6.50%, 7/18/30(4)	EUR	120	141,618
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(4)		274	284,497
Duomo Bidco SpA, 6.404%, (3 mo. EURIBOR + 4.125%), 7/15/31(3)(5)	EUR	300	340,656
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 1/15/32(4)		215	172,405
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(4)		229	242,970
Waga Bondco Ltd., 8.50%, 6/15/30(3)	GBP	340	443,812
			$ 2,178,693
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(4)		185	$ 175,095
			$ 175,095
Software — 1.1%
athenahealth Group, Inc., 6.50%, 2/15/30(4)		710	$ 679,336
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)		205	186,625
Cloud Software Group, Inc.:
6.50%, 3/31/29(4)		122	122,160
9.00%, 9/30/29(4)		452	455,855
Ellucian Holdings, Inc., 6.50%, 12/1/29(4)		238	238,361
IPD 3 BV, 5.50%, 6/15/31(4)(10)	EUR	370	419,637
Playtika Holding Corp., 4.25%, 3/15/29(4)		303	266,338
TeamSystem SpA, 5.779%, (3 mo. EURIBOR + 3.50%), 7/31/31(4)(5)	EUR	330	373,506
			$ 2,741,818
Security	Principal Amount* (000's omitted)		Value
Specialty Retail — 1.4%
Bath & Body Works, Inc.:
6.625%, 10/1/30(4)		45	$ 45,838
6.75%, 7/1/36		80	78,828
6.95%, 3/1/33		168	166,600
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(3)	GBP	345	470,734
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(4)		175	180,897
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(4)		246	213,996
Group 1 Automotive, Inc.:
4.00%, 8/15/28(4)		203	193,177
6.375%, 1/15/30(4)		60	60,725
LCM Investments Holdings II LLC:
4.875%, 5/1/29(4)		257	243,246
8.25%, 8/1/31(4)		32	33,501
Lithia Motors, Inc., 3.875%, 6/1/29(4)		86	79,950
Patrick Industries, Inc.:
4.75%, 5/1/29(4)		292	274,555
6.375%, 11/1/32(4)		130	126,341
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(4)		250	239,220
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)		172	161,531
4.875%, 11/15/31(4)		243	222,049
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)		379	356,647
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(4)		261	243,983
White Cap Buyer LLC, 6.875%, 10/15/28(4)		312	304,336
			$ 3,696,154
Technology Hardware, Storage & Peripherals — 0.8%
Amentum Holdings, Inc., 7.25%, 8/1/32(4)		279	$ 284,061
Atos SE, 9.00% to 12/18/25, 12/18/29(3)(11)	EUR	334	408,599
Diebold Nixdorf, Inc., 7.75%, 3/31/30(4)		338	352,743
Insight Enterprises, Inc., 6.625%, 5/15/32(4)		278	282,355
McAfee Corp., 7.375%, 2/15/30(4)		177	153,074
Science Applications International Corp., 4.875%, 4/1/28(4)		260	253,024
Seagate HDD Cayman:
4.091%, 6/1/29		52	49,416
9.625%, 12/1/32		248	280,610
			$ 2,063,882

11
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications — 1.0%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(8)		75	$ 75,100
C&W Senior Finance Ltd., 9.00%, 1/15/33(4)		200	200,830
Ciena Corp., 4.00%, 1/31/30(4)		194	179,868
EchoStar Corp., 10.75%, 11/30/29		217	230,056
Fibercop SpA:
6.875%, 2/15/28(3)	EUR	100	121,527
7.75%, 1/24/33	EUR	100	133,393
Iliad Holding SASU, 5.375%, 4/15/30(3)	EUR	185	214,685
Odido Group Holding BV, 5.50%, 1/15/30(3)	EUR	159	179,058
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(4)(8)		125	121,949
Vmed O2 U.K. Financing I PLC:
4.00%, 1/31/29(3)	GBP	275	337,784
5.625%, 4/15/32(3)	EUR	200	227,076
Zegona Finance PLC:
6.75%, 7/15/29(3)	EUR	125	149,943
8.625%, 7/15/29(4)		399	425,468
			$ 2,596,737
Textiles, Apparel & Luxury Goods — 0.2%
Champ Acquisition Corp., 8.375%, 12/1/31(4)		245	$ 258,714
PrestigeBidCo GmbH, 6.029%, (3 mo. EURIBOR + 3.75%), 7/1/29(3)(5)	EUR	180	204,768
			$ 463,482
Transportation — 0.5%
Edge Finco PLC, 8.125%, 8/15/31(3)	GBP	466	$ 631,674
Seaspan Corp., 5.50%, 8/1/29(4)		304	277,801
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(4)		114	115,853
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(4)		227	226,727
			$ 1,252,055
Total Corporate Bonds (identified cost $91,122,070)			$ 91,278,193

Preferred Stocks — 0.4%
Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series H, 7.375%	573	$ 15,053
KeyCorp, Series H, 6.20% to 12/15/27(8)	2,171	53,254
		$ 68,307
Security	Shares	Value
Capital Markets — 0.1%
Affiliated Managers Group, Inc., 4.75%	5,486	$ 92,878
Bank of New York Mellon Corp., Series K, 6.15% to 3/20/30(1)(8)	1,600	40,192
		$ 133,070
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc.:
4.625%	5,119	$ 73,765
7.25%	3,146	72,610
SCE Trust IV, Series J, 5.375% to 9/15/25(8)	651	14,413
		$ 160,788
Insurance — 0.1%
American National Group, Inc., 7.375%	3,600	$ 89,712
Aspen Insurance Holdings Ltd., 7.00%	4,000	94,320
		$ 184,032
Trading Companies & Distributors — 0.1%
WESCO International, Inc., Series A, 10.625% to 6/22/25(8)	12,973	$ 329,904
		$ 329,904
Wireless Telecommunication Services — 0.0%†
U.S. Cellular Corp., 5.50%	3,491	$ 76,662
		$ 76,662
Total Preferred Stocks (identified cost $1,076,498)		$ 952,763

Senior Floating-Rate Loans — 2.3%(12)
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods — 0.0%†
Hanesbrands, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		111	$ 110,306
			$ 110,306
Auto Components — 0.3%
Clarios Global LP:
Term Loan, 5.151%, (1 mo. USD Term SOFR + 3.00%), 7/16/31	EUR	485	$ 539,867
Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		176	172,597
			$ 712,464

12
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	308	$ 305,673
		$ 305,673
Capital Markets — 0.2%
Fortress Intermediate 3, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 6/27/31	507	$ 497,935
		$ 497,935
Commercial Services & Supplies — 0.1%
Signal Parent, Inc., Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	238	$ 185,246
		$ 185,246
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 4/16/29(13)	104	$ 99,723
Term Loan, 4/15/30(13)	131	125,178
		$ 224,901
Energy Equipment & Services — 0.1%
New Generation Gas Gathering LLC, Term Loan, 10.03%, (3 mo. USD Term SOFR + 5.75%), 9/30/29	184	$ 180,581
		$ 180,581
Health Care Providers & Services — 0.2%
Pluto Acquisition I, Inc.:
Term Loan, 9.803%, (3 mo. USD Term SOFR + 5.50%), 6/20/28	77	$ 77,333
Term Loan - Second Lien, 8.302%, (3 mo. USD Term SOFR + 4.00%), 9/20/28	121	104,982
Team Health Holdings, Inc., Term Loan, 9.53%, (3 mo. USD Term SOFR + 5.25%), 3/2/27	406	396,201
		$ 578,516
Hotels, Restaurants & Leisure — 0.2%
IRB Holding Corp., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	352	$ 349,424
Spectacle Gary Holdings LLC, Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 12/11/28	164	162,750
		$ 512,174
Insurance — 0.1%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.049%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	150	$ 149,944
		$ 149,944
Borrower/Description	Principal Amount* (000's omitted)	Value
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 9.813%, (3 mo. USD Term SOFR + 5.50%), 5/23/29	292	$ 292,342
		$ 292,342
Machinery — 0.1%
EMRLD Borrower LP, Term Loan, 6.933%, (6 mo. USD Term SOFR + 2.50%), 5/31/30	175	$ 173,197
		$ 173,197
Media — 0.0%†
CMG Media Corp., Term Loan, 7.899%, (3 mo. USD Term SOFR + 3.50%), 6/18/29	137	$ 130,069
		$ 130,069
Pharmaceuticals — 0.2%
Bausch Health Co., Inc., Term Loan, 10.542%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	530	$ 501,293
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	116	113,068
		$ 614,361
Pipelines — 0.1%
M6 ETX Holdings II Midco LLC, Term Loan, 7.324%, (1 mo. USD Term SOFR + 3.00%), 4/1/32	215	$ 214,059
		$ 214,059
Professional Services — 0.1%
AlixPartners LLP, Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	348	$ 348,667
		$ 348,667
Software — 0.0%†
Cloud Software Group, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 3/29/29	78	$ 76,790
Riverbed Technology, Inc., Term Loan, 8.799%, (3 mo. USD Term SOFR + 4.50%), 6.799% cash, 2.00% PIK, 7/1/28	57	31,747
		$ 108,537
Specialty Retail — 0.3%
Mavis Tire Express Services Corp., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	139	$ 137,380

13
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Specialty Retail (continued)
Petco Health & Wellness Co., Inc., Term Loan, 7.811%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	218	$ 191,239
PetSmart, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 2/11/28	373	369,175
		$ 697,794
Total Senior Floating-Rate Loans (identified cost $6,115,643)		$ 6,036,766

Miscellaneous — 0.0%†
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(1)(14)	$156,808	$ 0
Abengoa Abenewco 2 SA, Escrow Certificates(1)(14)	156,808	0
		$ 0
Energy — 0.0%
Enviva LLC, Escrow Certificates(1)(14)	$228,000	$ 0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(14)	$189,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(1)(14)	$200,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(1)(14)	171,000	0
		$ 0
Transportation — 0.0%†
Hertz Corp., Escrow Certificates(1)	$58,000	$ 11,093
Hertz Corp., Escrow Certificates(1)	167,000	13,777
Hertz Corp., Escrow Certificates(1)	110,000	7,425
		$ 32,295
Total Miscellaneous (identified cost $65,850)		$ 32,295

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(15)	1,979,054	$ 1,979,054
Total Short-Term Investments (identified cost $1,979,054)		$ 1,979,054
Total Investments — 98.7% (identified cost $206,058,497)		$256,112,093
Other Assets, Less Liabilities — 1.3%		$ 3,277,448
Net Assets — 100.0%		$259,389,541
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $18,434,595 or 7.1% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $61,851,806 or 23.8% of the Fund's net assets.
(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(10)	When-issued security.
(11)	Step coupon security. Interest rate represents the rate in effect at April 30, 2025.

14
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined.
(14)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(15)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of April 30, 2025.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	55.3%	$141,517,423
United Kingdom	7.7	19,790,381
France	7.4	18,988,114
Germany	5.4	13,871,882
Italy	3.6	9,183,832
Switzerland	2.3	5,958,618
Canada	2.0	5,004,021
Spain	1.9	4,826,056
Netherlands	1.9	4,786,145
Denmark	1.8	4,503,486
Sweden	1.3	3,245,243
Poland	1.2	3,172,869
Japan	1.2	3,093,261
Luxembourg	1.0	2,485,783
Norway	0.9	2,379,545
Taiwan	0.8	2,071,123
Ireland	0.8	2,019,612
Hong Kong	0.7	1,826,434
Finland	0.5	1,344,044
Mexico	0.3	753,645
India	0.3	683,722
Bermuda	0.2	619,550
Belgium	0.2	542,556
Israel	0.2	480,412
Czech Republic	0.2	479,762
Slovenia	0.2	477,164
South Korea	0.2	408,544
Zambia	0.1	386,474
Australia	0.1	385,458
South Africa	0.1	378,438
Turkey	0.1	247,666
Panama	0.1	200,830
Total Investments	100.0%	$256,112,093

15
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	104	Long	6/20/25	$ 29,052,400	$(384,551)
STOXX 600 Banks Index	(1,011)	Short	6/20/25	(14,419,476)	570,598
STOXX 600 Insurance Index	(106)	Short	6/20/25	(2,832,738)	(155,624)
STOXX Europe 600 Index	(372)	Short	6/20/25	(11,028,572)	33,767
					$64,190
Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
16
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $204,079,443)	$254,133,039
Affiliated investments, at value (identified cost $1,979,054)	1,979,054
Cash	9,523
Foreign currency, at value (identified cost $144,410)	143,952
Interest and dividends receivable	2,208,320
Dividends receivable from affiliated investments	13,117
Receivable for investments sold	389,385
Receivable for Fund shares sold	80,305
Receivable for variation margin on open futures contracts	259,747
Tax reclaims receivable	1,696,336
Receivable from affiliates	13,853
Trustees' deferred compensation plan	60,076
Total assets	$260,986,707
Liabilities
Payable for investments purchased	$319,711
Payable for when-issued securities	737,973
Payable for Fund shares redeemed	118,127
Payable to affiliates:
Investment adviser fee	116,658
Administration fee	31,944
Distribution and service fees	35,678
Sub-transfer agency fee	4,954
Trustees' fees	1,508
Trustees' deferred compensation plan	60,076
Accrued expenses	170,537
Total liabilities	$1,597,166
Net Assets	$259,389,541
Sources of Net Assets
Paid-in capital	$209,258,774
Distributable earnings	50,130,767
Net Assets	$259,389,541
Class A Shares
Net Assets	$130,886,587
Shares Outstanding	12,337,372
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.61
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$11.20
Class C Shares
Net Assets	$10,567,120
Shares Outstanding	1,009,847
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.46
Class I Shares
Net Assets	$114,940,397
Shares Outstanding	10,851,146
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.59
17
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2025
Class R Shares
Net Assets	$2,995,437
Shares Outstanding	283,535
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.56
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $612,300)	$4,330,332
Dividend income from affiliated investments	70,870
Interest income (net of foreign taxes withheld of $448)	3,446,811
Other income	1,791,119
Total investment income	$9,639,132
Expenses
Investment adviser fee	$742,926
Administration fee	202,616
Distribution and service fees:
Class A	165,602
Class C	54,947
Class R	6,634
Trustees’ fees and expenses	8,969
Custodian fee	87,315
Transfer and dividend disbursing agent fees	79,482
Legal and accounting services	52,763
Printing and postage	15,650
Registration fees	36,714
Miscellaneous	38,315
Total expenses	$1,491,933
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$18,933
Total expense reductions	$18,933
Net expenses	$1,473,000
Net investment income	$8,166,132
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$1,230,692
Futures contracts	(2,167,129)
Foreign currency transactions	11,536
Forward foreign currency exchange contracts	(5,213)
Net realized loss	$(930,114)
Change in unrealized appreciation (depreciation):
Investments	$(1,696,455)
Futures contracts	115,084
Foreign currency	67,421
Forward foreign currency exchange contracts	(2,209)
Net change in unrealized appreciation (depreciation)	$(1,516,159)
Net realized and unrealized loss	$(2,446,273)
Net increase in net assets from operations	$5,719,859
19
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$8,166,132	$11,294,234
Net realized gain (loss)	(930,114)	11,494,923
Net change in unrealized appreciation (depreciation)	(1,516,159)	24,627,148
Net increase in net assets from operations	$5,719,859	$47,416,305
Distributions to shareholders:
Class A	$(7,002,165)	$(6,393,331)
Class C	(544,171)	(516,681)
Class I	(6,688,206)	(5,124,093)
Class R	(135,456)	(88,336)
Total distributions to shareholders	$(14,369,998)	$(12,122,441)
Transactions in shares of beneficial interest:
Class A	$(2,736,887)	$(1,549,578)
Class C	(901,579)	(2,934,563)
Class I	(4,311,662)	26,124,861
Class R	859,486	856,006
Net increase (decrease) in net assets from Fund share transactions	$(7,090,642)	$22,496,726
Net increase (decrease) in net assets	$(15,740,781)	$57,790,590
Net Assets
At beginning of period	$275,130,322	$217,339,732
At end of period	$259,389,541	$275,130,322
20
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.93	$9.40	$8.92	$11.36	$9.07	$9.21
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.47	$0.35	$0.34	$0.27	$0.33
Net realized and unrealized gain (loss)	(0.07)	1.57	0.45	(2.32)	2.34	(0.15)
Total income (loss) from operations	$0.24	$2.04	$0.80	$(1.98)	$2.61	$0.18
Less Distributions
From net investment income	$(0.28)	$(0.49)	$(0.32)	$(0.32)	$(0.32)	$(0.32)
From net realized gain	(0.28)	(0.02)	—	(0.14)	—	—
Total distributions	$(0.56)	$(0.51)	$(0.32)	$(0.46)	$(0.32)	$(0.32)
Portfolio transaction fee, net(1)	$—	$—	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)
Net asset value — End of period	$10.61	$10.93	$9.40	$8.92	$11.36	$9.07
Total Return(3)	2.33%(4)	21.82%	9.00%	(17.86)%	29.08%	2.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$130,887	$137,609	$119,712	$123,589	$164,778	$123,152
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.19%(7)	1.18%	1.20%	1.19%	1.17%	1.20%
Net expenses	1.17%(7)(8)	1.17%(8)	1.17%(8)	1.17%(8)	1.17%	1.17%
Net investment income	5.93%(7)	4.37%	3.65%	3.42%	2.52%	3.65%
Portfolio Turnover of the Portfolio(9)	—	—	46%	59%	60%	118%
Portfolio Turnover of the Fund	61%(4)	108%	14%(10)	—	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
21
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.79	$9.28	$8.81	$11.23	$8.96	$9.11
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.38	$0.27	$0.26	$0.19	$0.26
Net realized and unrealized gain (loss)	(0.08)	1.55	0.45	(2.29)	2.33	(0.15)
Total income (loss) from operations	$0.19	$1.93	$0.72	$(2.03)	$2.52	$0.11
Less Distributions
From net investment income	$(0.24)	$(0.40)	$(0.25)	$(0.25)	$(0.25)	$(0.26)
From net realized gain	(0.28)	(0.02)	—	(0.14)	—	—
Total distributions	$(0.52)	$(0.42)	$(0.25)	$(0.39)	$(0.25)	$(0.26)
Portfolio transaction fee, net(1)	$—	$—	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)
Net asset value — End of period	$10.46	$10.79	$9.28	$8.81	$11.23	$8.96
Total Return(3)	1.86%(4)	20.96%	8.17%	(18.46)%	28.26%	1.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,567	$11,811	$12,724	$15,093	$24,505	$37,875
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.94%(7)	1.93%	1.95%	1.94%	1.92%	1.95%
Net expenses	1.92%(7)(8)	1.92%(8)	1.92%(8)	1.92%(8)	1.92%	1.92%
Net investment income	5.12%(7)	3.62%	2.87%	2.64%	1.76%	2.93%
Portfolio Turnover of the Portfolio(9)	—	—	46%	59%	60%	118%
Portfolio Turnover of the Fund	61%(4)	108%	14%(10)	—	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
22
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.92	$9.39	$8.91	$11.34	$9.06	$9.19
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.50	$0.37	$0.37	$0.30	$0.35
Net realized and unrealized gain (loss)	(0.08)	1.56	0.46	(2.31)	2.33	(0.13)
Total income (loss) from operations	$0.25	$2.06	$0.83	$(1.94)	$2.63	$0.22
Less Distributions
From net investment income	$(0.30)	$(0.51)	$(0.35)	$(0.35)	$(0.35)	$(0.35)
From net realized gain	(0.28)	(0.02)	—	(0.14)	—	—
Total distributions	$(0.58)	$(0.53)	$(0.35)	$(0.49)	$(0.35)	$(0.35)
Portfolio transaction fee, net(1)	$—	$—	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)
Net asset value — End of period	$10.59	$10.92	$9.39	$8.91	$11.34	$9.06
Total Return(3)	2.37%(4)	22.14%	9.28%	(17.60)%	29.31%	2.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$114,940	$123,496	$83,772	$80,627	$113,907	$94,518
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.94%(7)	0.93%	0.95%	0.94%	0.92%	0.95%
Net expenses	0.92%(7)(8)	0.92%(8)	0.92%(8)	0.92%(8)	0.92%	0.92%
Net investment income	6.26%(7)	4.64%	3.90%	3.66%	2.76%	3.92%
Portfolio Turnover of the Portfolio(9)	—	—	46%	59%	60%	118%
Portfolio Turnover of the Fund	61%(4)	108%	14%(10)	—	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
23
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.89	$9.36	$8.89	$11.32	$9.04	$9.18
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.46	$0.33	$0.31	$0.25	$0.31
Net realized and unrealized gain (loss)	(0.09)	1.55	0.44	(2.30)	2.33	(0.15)
Total income (loss) from operations	$0.22	$2.01	$0.77	$(1.99)	$2.58	$0.16
Less Distributions
From net investment income	$(0.27)	$(0.46)	$(0.30)	$(0.30)	$(0.30)	$(0.30)
From net realized gain	(0.28)	(0.02)	—	(0.14)	—	—
Total distributions	$(0.55)	$(0.48)	$(0.30)	$(0.44)	$(0.30)	$(0.30)
Portfolio transaction fee, net(1)	$—	$—	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)	$(0.00)(2)
Net asset value — End of period	$10.56	$10.89	$9.36	$8.89	$11.32	$9.04
Total Return(3)	2.10%(4)	21.64%	8.64%	(18.02)%	28.76%	1.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,995	$2,213	$1,131	$932	$827	$610
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.44%(7)	1.43%	1.45%	1.44%	1.42%	1.45%
Net expenses	1.42%(7)(8)	1.42%(8)	1.42%(8)	1.42%(8)	1.42%	1.42%
Net investment income	5.97%(7)	4.27%	3.39%	3.13%	2.29%	3.44%
Portfolio Turnover of the Portfolio(9)	—	—	46%	59%	60%	118%
Portfolio Turnover of the Fund	61%(4)	108%	14%(10)	—	—	—
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 17, 2023 through October 31, 2023 when the Fund was making investments directly in securities.
References to Portfolio herein are to Global Income Builder Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 16, 2023 and which had the same investment objectives and policies as the Fund during such period.
24
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Income Builder Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to achieve total return for its shareholders. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
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Eaton Vance
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Notes to Financial Statements (Unaudited) — continued

C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund (and the Portfolio in which it invested) have filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain. During the six months ended April 30, 2025, the Fund received approximately $1,791,000 from France and Sweden for EU reclaims and interest thereon. Such amounts are included in other income on the Statement of Operations. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
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Eaton Vance
Global Income Builder Fund
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Notes to Financial Statements (Unaudited) — continued

K  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
M  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
N  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$206,121,328
Gross unrealized appreciation	$55,290,056
Gross unrealized depreciation	(5,235,101)
Net unrealized appreciation	$50,054,955
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Eaton Vance
Global Income Builder Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.550%
$500 million but less than $1 billion	0.525%
$1 billion but less than $2.5 billion	0.500%
$2.5 billion and over	0.475%
For the six months ended April 30, 2025, the investment adviser fee amounted to $742,926 or 0.55% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2025, the administration fee amounted to $202,616.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $2,449 relating to the Fund’s investment in the Liquidity Fund.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.17%, 1.92%, 0.92% and 1.42% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after March 1, 2026. Pursuant to this agreement, EVM and EVAIL waived and/or reimbursed $16,484 in total of the Fund's operating expenses for the six months ended April 30, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $7,282 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,003 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $165,602 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $41,210 for Class C shares.
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Eaton Vance
Global Income Builder Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $3,317 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $13,737 and $3,317 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and $325 of CDSCs paid by Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $160,812,757 and $172,463,102, respectively, for the six months ended April 30, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	360,887	$ 3,857,734	988,969	$10,620,376
Issued to shareholders electing to receive payments of distributions in Fund shares	619,664	6,529,080	548,709	5,945,314
Redemptions	(1,230,011)	(13,123,701)	(1,686,436)	(18,115,268)
Net decrease	(249,460)	$(2,736,887)	(148,758)	$(1,549,578)
Class C
Sales	71,339	$ 757,474	150,348	$ 1,602,597
Issued to shareholders electing to receive payments of distributions in Fund shares	52,308	543,434	47,956	512,396
Redemptions	(208,600)	(2,202,487)	(474,547)	(5,049,556)
Net decrease	(84,953)	$ (901,579)	(276,243)	$(2,934,563)
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Global Income Builder Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	2,461,284	$26,300,567	3,873,094	$42,174,164
Issued to shareholders electing to receive payments of distributions in Fund shares	633,833	6,668,007	471,239	5,105,145
Redemptions	(3,555,702)	(37,280,236)	(1,956,185)	(21,154,448)
Net increase (decrease)	(460,585)	$(4,311,662)	2,388,148	$26,124,861
Class R
Sales	71,559	$ 769,147	100,898	$ 1,053,941
Issued to shareholders electing to receive payments of distributions in Fund shares	12,914	135,456	8,158	88,336
Redemptions	(4,223)	(45,117)	(26,582)	(286,271)
Net increase	80,250	$ 859,486	82,474	$ 856,006
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund entered into forward foreign currency exchange contracts during the six months ended April 30, 2025.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2025, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an
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Eaton Vance
Global Income Builder Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2025 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$604,365(1)	$(540,175)(1)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Equity Price	Futures contracts	$(2,167,129)	$115,084
Foreign Exchange	Forward foreign currency exchange contracts	(5,213)	(2,209)
Total		$(2,172,342)	$112,875
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts and Forward foreign currency exchange contracts, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts and Forward foreign currency exchange contracts, respectively.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$15,074,000	$14,735,000	$112,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
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Global Income Builder Fund
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Notes to Financial Statements (Unaudited) — continued

10  Affiliated Investments
At April 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,979,054, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,380,672	$67,772,254	$(70,173,872)	$ —	$ —	$1,979,054	$70,870	1,979,054
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 6,108,074	$ 2,827,317	$ —	$ 8,935,391
Consumer Discretionary	5,458,326	13,449,006	—	18,907,332
Consumer Staples	—	7,257,294	—	7,257,294
Energy	4,636,474	138,446	—	4,774,920
Financials	9,750,044	31,318,420	—	41,068,464
Health Care	13,886,821	5,764,726	—	19,651,547
Industrials	6,038,442	15,208,301	—	21,246,743
Information Technology	20,176,204	5,625,829	—	25,802,033
Materials	—	3,077,087	—	3,077,087
Real Estate	1,288,138	—	—	1,288,138
Utilities	1,206,431	2,111,311	—	3,317,742
Total Common Stocks	$68,548,954	$86,777,737**	$ —	$155,326,691
Convertible Bonds	$ —	$ 506,331	$ —	$ 506,331
Corporate Bonds	—	91,278,193	—	91,278,193
Preferred Stocks:
Communication Services	76,662	—	—	76,662
Financials	385,409	—	—	385,409
Industrials	329,904	—	—	329,904
32

Eaton Vance
Global Income Builder Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Utilities	$ 160,788	$ —	$ —	$ 160,788
Total Preferred Stocks	$ 952,763	$ —	$ —	$ 952,763
Senior Floating-Rate Loans	$ —	$ 6,036,766	$ —	$ 6,036,766
Miscellaneous	—	32,295	0	32,295
Short-Term Investments	1,979,054	—	—	1,979,054
Total Investments	$71,480,771	$ 184,631,322	$ 0	$256,112,093
Futures Contracts	$ 604,365	$ —	$ —	$ 604,365
Total	$72,085,136	$ 184,631,322	$ 0	$256,716,458
Liability Description
Futures Contracts	$ (540,175)	$ —	$ —	$ (540,175)
Total	$ (540,175)	$ —	$ —	$ (540,175)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
33

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EDIAX-NCSR    4.30.25

Eaton Vance
Emerging Markets Local Income Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Emerging Markets Local Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Investment in Emerging Markets Local Income Portfolio, at value (identified cost $888,756,173)	$866,979,565
Receivable for Fund shares sold	3,310,951
Receivable from affiliates	75,954
Total assets	$870,366,470
Liabilities
Payable for Fund shares redeemed	$518,086
Payable to affiliates:
Distribution and service fees	42,958
Sub-transfer agency fee	8,554
Trustees' fees	43
Payable for transfer and dividend disbursing agent fees	82,547
Payable for printing and postage	83,289
Accrued expenses	39,924
Total liabilities	$775,401
Net Assets	$869,591,069
Sources of Net Assets
Paid-in capital	$978,078,244
Accumulated loss	(108,487,175)
Net Assets	$869,591,069
Class A Shares
Net Assets	$91,484,430
Shares Outstanding	27,687,156
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$3.30
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$3.41
Class C Shares
Net Assets	$29,877,342
Shares Outstanding	8,943,898
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$3.34
Class I Shares
Net Assets	$748,229,297
Shares Outstanding	226,605,595
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$3.30
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income allocated from Portfolio	$1,695,365
Interest income allocated from Portfolio (net of foreign taxes withheld of $493,476)	41,784,263
Other income allocated from Portfolio	5,844
Expenses, excluding interest expense, allocated from Portfolio	(3,405,434)
Interest expense allocated from Portfolio	(269,039)
Total investment income from Portfolio	$39,810,999
Expenses
Distribution and service fees:
Class A	$107,708
Class C	151,460
Trustees’ fees and expenses	250
Custodian fee	29,635
Transfer and dividend disbursing agent fees	339,193
Legal and accounting services	34,834
Printing and postage	136,747
Registration fees	37,201
Miscellaneous	5,870
Total expenses	$842,898
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$201,490
Total expense reductions	$201,490
Net expenses	$641,408
Net investment income	$39,169,591
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$(31,961,310)
Written options	90,351
Futures contracts	214,780
Swap contracts	(3,115,901)
Foreign currency transactions	(1,290,171)
Forward foreign currency exchange contracts	(7,489,210)
Non-deliverable bond forward contracts	(1,576,604)
Net realized loss	$(45,128,065)
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $108,335)	$25,466,055
Written options	233,494
Forward volatility agreements	19,245
Futures contracts	(857,199)
Swap contracts	14,616,815
Foreign currency	262,912
Forward foreign currency exchange contracts	13,785,331
Non-deliverable bond forward contracts	479,316
Net change in unrealized appreciation (depreciation)	$54,005,969
Net realized and unrealized gain	$8,877,904
Net increase in net assets from operations	$48,047,495
2
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$39,169,591	$88,081,704
Net realized loss	(45,128,065)	(44,427,258)
Net change in unrealized appreciation (depreciation)	54,005,969	62,152,525
Net increase in net assets from operations	$48,047,495	$105,806,971
Distributions to shareholders:
Class A	$(4,692,392)	$(7,996,043)
Class C	(1,524,126)	(2,589,589)
Class I	(40,668,578)	(72,682,156)
Total distributions to shareholders	$(46,885,096)	$(83,267,788)
Tax return of capital to shareholders:
Class A	$—	$(2,522,186)
Class C	—	(812,479)
Class I	—	(23,112,959)
Total tax return of capital to shareholders	$—	$(26,447,624)
Transactions in shares of beneficial interest:
Class A	$(5,517,719)	$1,454,505
Class C	(3,957,170)	(1,685,214)
Class I	(132,023,519)	61,804,369
Net increase (decrease) in net assets from Fund share transactions	$(141,498,408)	$61,573,660
Net increase (decrease) in net assets	$(140,336,009)	$57,665,219
Net Assets
At beginning of period	$1,009,927,078	$952,261,859
At end of period	$869,591,069	$1,009,927,078
3
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$3.28	$3.28	$3.22	$4.59	$5.03	$5.76
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.28	$0.21	$0.24	$0.23	$0.28
Net realized and unrealized gain (loss)	0.06	0.07	0.26	(1.13)	(0.17)	(0.29)
Total income (loss) from operations	$0.20	$0.35	$0.47	$(0.89)	$0.06	$(0.01)
Less Distributions
From net investment income	$(0.18)	$(0.27)	$(0.33)	$—	$(0.12)	$(0.20)
Tax return of capital	—	(0.08)	(0.08)	(0.48)	(0.38)	(0.52)
Total distributions	$(0.18)	$(0.35)	$(0.41)	$(0.48)	$(0.50)	$(0.72)
Net asset value — End of period	$3.30	$3.28	$3.28	$3.22	$4.59	$5.03
Total Return(2)	6.22%(3)	10.86%	14.53%	(20.47)%	1.06%	(0.31)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$91,484	$96,548	$95,333	$87,883	$145,043	$129,954
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.27%(6)(7)	1.26%(7)	1.14%	1.19%	1.16%	1.22%
Net expenses	1.20%(6)(7)(8)	1.26%(7)(8)	1.13%(8)	1.19%(8)	1.16%	1.20%
Net investment income	8.98%(6)	8.22%	6.00%	5.99%	4.53%	5.40%
Portfolio Turnover of the Portfolio	33%(3)	85%	67%	33%	56%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.06% and 0.12% of average daily net assets for the six months ended April 30, 2025 and the year ended October 31, 2024, respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
4
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$3.32	$3.31	$3.26	$4.65	$5.08	$5.82
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.26	$0.19	$0.21	$0.19	$0.25
Net realized and unrealized gain (loss)	0.06	0.08	0.25	(1.14)	(0.15)	(0.30)
Total income (loss) from operations	$0.19	$0.34	$0.44	$(0.93)	$0.04	$(0.05)
Less Distributions
From net investment income	$(0.17)	$(0.25)	$(0.31)	$—	$(0.12)	$(0.19)
Tax return of capital	—	(0.08)	(0.08)	(0.46)	(0.35)	(0.50)
Total distributions	$(0.17)	$(0.33)	$(0.39)	$(0.46)	$(0.47)	$(0.69)
Net asset value — End of period	$3.34	$3.32	$3.31	$3.26	$4.65	$5.08
Total Return(2)	5.83%(3)	10.36%	13.69%	(21.31)%	0.46%	(0.90)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,877	$33,679	$35,271	$33,976	$58,639	$59,169
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	2.02%(6)(7)	2.01%(7)	1.86%	1.89%	1.86%	1.92%
Net expenses	1.95%(6)(7)(8)	2.01%(7)(8)	1.85%(8)	1.89%(8)	1.86%	1.90%
Net investment income	8.29%(6)	7.44%	5.29%	5.28%	3.82%	4.68%
Portfolio Turnover of the Portfolio	33%(3)	85%	67%	33%	56%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.06% and 0.12% of average daily net assets for the six months ended April 30, 2025 and the year ended October 31, 2024, respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
5
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$3.28	$3.28	$3.22	$4.59	$5.02	$5.76
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.29	$0.22	$0.25	$0.25	$0.30
Net realized and unrealized gain (loss)	0.05	0.07	0.26	(1.13)	(0.16)	(0.30)
Total income (loss) from operations	$0.20	$0.36	$0.48	$(0.88)	$0.09	$0.00(2)
Less Distributions
From net investment income	$(0.18)	$(0.27)	$(0.34)	$—	$(0.13)	$(0.20)
Tax return of capital	—	(0.09)	(0.08)	(0.49)	(0.39)	(0.54)
Total distributions	$(0.18)	$(0.36)	$(0.42)	$(0.49)	$(0.52)	$(0.74)
Net asset value — End of period	$3.30	$3.28	$3.28	$3.22	$4.59	$5.02
Total Return(3)	6.37%(4)	11.14%	15.22%	(20.48)%	1.36%	(0.01)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$748,229	$879,701	$821,658	$707,932	$1,217,836	$983,273
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.02%(7)(8)	1.01%(8)	0.86%	0.89%	0.86%	0.92%
Net expenses	0.95%(7)(8)(9)	1.01%(8)(9)	0.85%(9)	0.89%(9)	0.86%	0.90%
Net investment income	9.29%(7)	8.48%	6.28%	6.28%	4.86%	5.68%
Portfolio Turnover of the Portfolio	33%(4)	85%	67%	33%	56%	56%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.06% and 0.12% of average daily net assets for the six months ended April 30, 2025 and the year ended October 31, 2024, respectively.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (86.4% at April 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection
7

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2025, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $100,040,267 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $50,620,671 are short-term and $49,419,596 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the six months ended April 30, 2025, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement effective December 31, 2024, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.15%, 1.90% and 0.90% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $201,490 of the Fund’s operating expenses for the six months ended April 30, 2025.
8

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $17,915 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $5,098 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025 in the amount of $1,920. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $107,708 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $113,595 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $37,865 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received $5,530 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $112,120,730 and $305,777,432, respectively.
9

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	6,972,277	$ 22,647,371	8,960,967	$ 30,827,879
Issued to shareholders electing to receive payments of distributions in Fund shares	1,208,243	3,899,863	2,639,487	8,967,417
Redemptions	(9,922,697)	(32,064,953)	(11,257,015)	(38,340,791)
Net increase (decrease)	(1,742,177)	$ (5,517,719)	343,439	$ 1,454,505
Class C
Sales	543,117	$ 1,772,573	1,324,948	$ 4,586,650
Issued to shareholders electing to receive payments of distributions in Fund shares	455,021	1,481,233	958,596	3,290,558
Redemptions	(2,208,836)	(7,210,976)	(2,771,312)	(9,562,422)
Net decrease	(1,210,698)	$ (3,957,170)	(487,768)	$ (1,685,214)
Class I
Sales	75,035,249	$243,364,193	104,792,044	$358,715,766
Issued to shareholders electing to receive payments of distributions in Fund shares	11,370,487	36,590,234	24,908,998	84,512,963
Redemptions	(128,124,610)	(411,977,946)	(112,156,871)	(381,424,360)
Net increase (decrease)	(41,718,874)	$(132,023,519)	17,544,171	$ 61,804,369
10

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 4.8%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.7%
Simpar Finance SARL, 10.75%, 2/12/28(1)	BRL	53,195	$ 7,549,660
			$ 7,549,660
Colombia — 0.4%
Patrimonio Autonomo Union Del Sur, 6.66%, 2/28/41(2)	COP	18,050,431	$ 3,684,354
			$ 3,684,354
Kazakhstan — 0.4%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(2)	KZT	2,076,500	$ 3,793,861
			$ 3,793,861
Paraguay — 0.1%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	7,212,000	$ 980,615
			$ 980,615
Peru — 0.7%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	17,021	$ 4,660,814
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	2,339,317
			$ 7,000,131
Supranational — 0.3%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(1)	USD	2,100	$ 2,068,567
17.35%, 3/1/27(1)	USD	1,209	1,172,204
			$ 3,240,771
Uzbekistan — 1.8%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(1)	UZS	25,170,000	$ 2,009,552
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(1)	UZS	47,340,000	3,664,041
21.00%, 7/24/27(1)	UZS	155,110,000	12,245,375
			$ 17,918,968
Venezuela — 0.4%
Petroleos de Venezuela SA:
5.375%, 4/12/27(1)(3)	USD	5,138	$ 608,888
5.50%, 4/12/37(1)(3)	USD	1,922	227,781
6.00%, 5/16/24(1)(3)	USD	6,423	761,077
6.00%, 11/15/26(1)(3)	USD	17,118	2,028,457
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
9.00%, 11/17/21(1)(3)	USD	1,563	$ 203,190
9.75%, 5/17/35(1)(3)	USD	2,179	283,296
12.75%, 2/17/22(1)(3)	USD	875	120,285
			$ 4,232,974
Total Foreign Corporate Bonds (identified cost $58,559,148)			$ 48,401,334

Loan Participation Notes — 1.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.2%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(1)(4)(5)	UZS	79,702,295	$ 6,177,345
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(1)(4)(5)	UZS	84,113,385	6,471,455
Total Loan Participation Notes (identified cost $14,008,111)			$ 12,648,800

Sovereign Government Bonds — 61.8%
Security	Principal Amount (000's omitted)		Value
Albania — 2.4%
Albanian Government Bonds:
3.70%, 1/10/28	ALL	16,000	$ 188,632
3.90%, 1/22/30	ALL	79,200	939,451
4.05%, 2/7/32	ALL	106,400	1,256,659
4.30%, 7/10/27	ALL	383,300	4,528,367
4.70%, 2/23/27	ALL	91,000	1,075,495
4.95%, 7/22/29	ALL	699,000	8,614,544
5.25%, 1/26/29	ALL	567,800	7,038,335
5.59%, 2/19/40	ALL	40,900	488,849
6.13%, 7/25/34	ALL	38,700	492,103
			$ 24,622,435
Angola — 0.4%
Angola Government International Bonds:
8.75%, 4/14/32(1)	USD	267	$ 206,720

11
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Angola (continued)
Angola Government International Bonds: (continued)
9.125%, 11/26/49(1)	USD	2,900	$ 2,017,820
9.375%, 5/8/48(1)	USD	1,917	1,353,656
			$ 3,578,196
Argentina — 0.3%
Argentina Treasury Bonds BONCER:
0.00%, 3/31/27	ARS	623,338	$ 674,992
0.00%, 12/15/27	ARS	498,669	676,037
Bono Del Tesoro Nacional Capitalizable en Pesos:
2.15%, 6/30/26	ARS	623,340	533,847
2.60%, 2/13/26	ARS	1,090,847	1,040,684
			$ 2,925,560
Armenia — 1.6%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	212,760	$ 549,654
9.60%, 10/29/33	AMD	4,272,858	10,931,127
9.75%, 10/29/50	AMD	792,413	2,031,911
9.75%, 10/29/52	AMD	862,400	2,204,787
			$ 15,717,479
Bahamas — 0.5%
Bahamas Government International Bonds:
6.625%, 5/15/33(1)	USD	1,987	$ 1,748,935
8.95%, 10/15/32(1)	USD	3,415	3,451,418
			$ 5,200,353
Barbados — 0.2%
Barbados Government International Bonds, 6.50%, 10/1/29(1)	USD	2,590	$ 2,464,747
			$ 2,464,747
Benin — 0.7%
Benin Government International Bonds:
4.95%, 1/22/35(1)	EUR	109	$ 99,872
6.875%, 1/19/52(1)	EUR	2,601	2,316,720
7.96%, 2/13/38(1)	USD	4,200	3,785,492
8.375%, 1/23/41(1)	USD	400	366,380
			$ 6,568,464
Bosnia and Herzegovina — 0.1%
Republic of Srpska Treasury Bonds:
1.50%, 5/31/25	BAM	1,112	$ 642,810
Security	Principal Amount (000's omitted)		Value
Bosnia and Herzegovina (continued)
Republic of Srpska Treasury Bonds: (continued)
1.50%, 6/9/25	BAM	53	$ 30,829
1.50%, 12/24/25	BAM	58	33,447
1.50%, 9/25/26	BAM	72	41,493
1.50%, 9/26/27	BAM	33	18,526
			$ 767,105
Brazil — 0.4%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$ 3,741,840
			$ 3,741,840
Cameroon — 0.2%
Republic of Cameroon Government International Bonds, 5.95%, 7/7/32(1)	EUR	1,952	$ 1,620,724
			$ 1,620,724
Colombia — 0.5%
Colombia TES, 11.50%, 7/25/46	COP	24,969,700	$ 5,327,850
			$ 5,327,850
Czech Republic — 0.3%
Czech Republic Government Bonds, 4.50%, 11/11/32	CZK	56,140	$ 2,658,512
			$ 2,658,512
Dominican Republic — 2.8%
Dominican Republic Bonds:
8.00%, 1/15/27(1)	DOP	134,580	$ 2,152,206
8.00%, 2/12/27(1)	DOP	568,540	9,045,637
11.25%, 9/15/35(2)	DOP	112,750	1,997,521
12.00%, 8/8/25(2)	DOP	410,810	6,976,505
12.75%, 9/23/29(2)	DOP	43,300	813,483
13.00%, 6/10/34(1)	DOP	35,400	714,185
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	36,140	590,552
13.00%, 12/5/25(2)	DOP	265,780	4,527,877
13.00%, 1/30/26(2)	DOP	105,090	1,797,635
			$ 28,615,601
Egypt — 2.2%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	1,122,526	$ 22,596,453
			$ 22,596,453

12
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ethiopia — 1.2%
Ethiopia Government International Bonds:
6.625%, 12/11/24(1)(3)	USD	13,254	$ 11,199,630
6.625%, 12/11/24(2)(3)	USD	781	657,969
			$ 11,857,599
Ghana — 0.3%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	5,899	$ 331,939
13.00%, 8/28/28	GHS	5,899	301,370
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	7,546	447,095
8.50% (5.00% cash and 3.50% PIK), 2/15/28	GHS	5,930	317,984
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	3,202	158,400
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	5,111	238,258
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	6,598	290,004
9.10% (5.00% cash and 4.10% PIK), 2/10/32	GHS	8,647	363,678
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	9,938	403,083
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	2,529	96,635
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	7,448	280,431
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	1,779	66,365
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	4,447	165,066
			$ 3,460,308
Guatemala — 0.1%
Guatemala Government International Bonds, 6.60%, 6/13/36(1)	USD	822	$ 823,451
			$ 823,451
Honduras — 0.5%
Honduras Government International Bonds, 8.625%, 11/27/34(1)	USD	5,205	$ 5,167,264
			$ 5,167,264
Hungary — 0.3%
Hungary Government Bonds:
3.00%, 4/25/41	HUF	1,227,010	$ 2,140,081
4.00%, 4/28/51	HUF	524,540	935,230
			$ 3,075,311
Indonesia — 8.0%
Indonesia Treasury Bonds:
6.50%, 7/15/30	IDR	170,936,000	$ 10,264,552
6.75%, 7/15/35	IDR	224,170,000	13,404,961
6.875%, 7/15/54	IDR	21,000,000	1,234,269
Security	Principal Amount (000's omitted)		Value
Indonesia (continued)
Indonesia Treasury Bonds: (continued)
7.125%, 6/15/38	IDR	163,285,000	$ 9,934,417
7.125%, 6/15/42	IDR	78,761,000	4,767,413
7.125%, 6/15/43	IDR	216,845,000	13,144,073
7.375%, 5/15/48	IDR	16,622,000	1,026,328
7.50%, 5/15/38	IDR	199,443,000	12,440,317
7.50%, 4/15/40	IDR	39,256,000	2,449,763
8.25%, 5/15/36	IDR	164,817,000	10,876,830
9.50%, 5/15/41	IDR	5,702,000	422,048
			$ 79,964,971
Ivory Coast — 0.2%
Ivory Coast Government International Bonds, 6.625%, 3/22/48(1)	EUR	2,184	$ 1,858,655
			$ 1,858,655
Jordan — 0.2%
Jordan Government International Bonds:
5.85%, 7/7/30(1)	USD	1,489	$ 1,376,223
7.375%, 10/10/47(1)	USD	923	776,139
			$ 2,152,362
Kazakhstan — 0.4%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	652,905	$ 990,766
5.50%, 9/20/28	KZT	34,685	51,748
10.55%, 7/28/29	KZT	1,782,069	3,027,448
14.00%, 5/12/31	KZT	76,306	143,907
14.00%, 5/19/32	KZT	52,027	97,698
			$ 4,311,567
Lebanon — 0.5%
Lebanon Government International Bonds:
5.80%, 4/14/20(1)(3)	USD	1,176	$ 202,860
6.00%, 1/27/23(1)(3)	USD	1,461	252,698
6.10%, 10/4/22(1)(3)	USD	6,777	1,165,559
6.15%, 6/19/20(1)(3)	USD	1,366	234,781
6.20%, 2/26/25(1)(3)	USD	194	33,550
6.25%, 5/27/22(1)(3)	USD	286	49,179
6.25%, 11/4/24(1)(3)	USD	232	40,142
6.25%, 6/12/25(1)(3)	USD	553	95,865
6.375%, 3/9/20(1)(3)	USD	2,062	354,986
6.40%, 5/26/23(1)(3)	USD	6,169	1,067,237
6.65%, 4/22/24(1)(3)	USD	75	12,944

13
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.75%, 11/29/27(1)(3)	USD	157	$ 27,057
6.85%, 3/23/27(1)(3)	USD	155	26,694
6.85%, 5/25/29(1)(3)	USD	144	24,825
7.00%, 3/20/28(1)(3)	USD	224	38,899
7.00%, 3/23/32(1)(3)	USD	125	21,559
7.25%, 3/23/37(1)(3)	USD	517	89,768
8.25%, 4/12/21(1)(3)	USD	5,077	873,117
			$ 4,611,720
Malaysia — 0.4%
Malaysia Government Bonds, 3.757%, 5/22/40	MYR	17,415	$ 4,014,502
			$ 4,014,502
Mexico — 5.7%
Mexican Bonos:
7.75%, 11/13/42	MXN	284,000	$ 11,920,547
8.00%, 7/31/53	MXN	71,353	2,981,347
8.50%, 11/18/38	MXN	622,879	28,971,117
8.50%, 11/18/38	MXN	298,029	13,861,840
			$ 57,734,851
Mongolia — 0.2%
Mongolia Government International Bonds:
6.625%, 2/25/30(2)	USD	200	$ 192,932
6.625%, 2/25/30(1)	USD	2,000	1,929,323
			$ 2,122,255
Montenegro — 1.1%
Montenegro Government International Bonds:
2.875%, 12/16/27(1)	EUR	780	$ 861,925
4.875%, 4/1/32(1)	EUR	5,762	6,344,162
7.25%, 3/12/31(1)	USD	2,882	2,910,352
7.25%, 3/12/31(2)	USD	458	462,471
			$ 10,578,910
Paraguay — 1.3%
Paraguay Government Bonds:
7.90%, 2/9/31(2)	PYG	75,905,000	$ 9,321,751
7.90%, 2/9/31(1)	PYG	16,326,000	2,004,965
8.50%, 3/4/35(2)	PYG	11,212,000	1,383,911
			$ 12,710,627
Security	Principal Amount (000's omitted)		Value
Peru — 4.1%
Peru Government Bonds:
5.40%, 8/12/34	PEN	64,131	$ 16,134,780
6.85%, 2/12/42	PEN	8,424	2,245,273
6.90%, 8/12/37	PEN	40,533	10,943,618
7.30%, 8/12/33(1)(2)	PEN	3,218	940,105
7.60%, 8/12/39(1)(2)	PEN	38,401	10,910,910
			$ 41,174,686
Poland — 2.6%
Republic of Poland Government Bonds, 2.00%, 8/25/36(6)	PLN	111,215	$ 26,591,048
			$ 26,591,048
Romania — 5.1%
Romania Government Bonds:
2.50%, 10/25/27	RON	70,650	$ 14,422,235
3.25%, 6/24/26	RON	57,650	12,632,987
4.15%, 1/26/28	RON	21,190	4,495,455
4.25%, 4/28/36	RON	44,150	7,779,704
4.85%, 4/22/26	RON	32,030	7,161,442
5.80%, 7/26/27	RON	16,020	3,561,418
8.75%, 10/30/28	RON	6,025	1,428,556
			$ 51,481,797
Serbia — 3.1%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,158,970	$ 10,957,779
7.00%, 10/26/31	RSD	1,863,490	20,267,075
			$ 31,224,854
Seychelles — 0.0%†
Seychelles Government International Bonds, 8.00% to 1/1/26, 1/1/26(1)	USD	197	$ 198,369
			$ 198,369
South Africa — 6.8%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	79,198	$ 4,127,736
8.25%, 3/31/32	ZAR	181,004	9,033,502
8.50%, 1/31/37	ZAR	159,135	7,095,005
8.75%, 1/31/44	ZAR	295,407	12,325,917
8.75%, 2/28/48	ZAR	15,294	627,304
8.875%, 2/28/35	ZAR	469,032	22,623,785

14
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
South Africa (continued)
Republic of South Africa Government Bonds: (continued)
9.00%, 1/31/40	ZAR	283,080	$ 12,469,350
			$ 68,302,599
Sri Lanka — 1.2%
Sri Lanka Government Bonds:
9.00%, 6/1/33	LKR	110,000	$ 325,502
10.25%, 9/15/34	LKR	913,000	2,807,279
11.00%, 10/15/28	LKR	1,420,000	4,872,496
11.00%, 10/15/30	LKR	531,000	1,799,552
11.50%, 12/15/32	LKR	591,000	2,014,126
			$ 11,818,955
Suriname — 0.8%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(2)	USD	426	$ 393,352
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	3,506	3,237,537
9.00%, Oil-Linked, 12/31/50(2)	USD	2,093	2,215,440
9.00%, Oil-Linked, 12/31/50(1)	USD	2,534	2,682,239
			$ 8,528,568
Thailand — 1.5%
Thailand Government Bonds:
3.30%, 6/17/38	THB	383,618	$ 13,073,765
3.35%, 6/17/33	THB	60,000	1,998,666
			$ 15,072,431
Tunisia — 0.5%
Tunisian Republic:
4.30%, 8/2/30	JPY	10,000	$ 57,313
6.375%, 7/15/26(1)	EUR	4,703	5,170,892
			$ 5,228,205
Turkey — 0.9%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	200,000	$ 3,411,530
17.80%, 7/13/33	TRY	10,000	156,021
26.20%, 10/5/33	TRY	200,000	4,326,761
27.70%, 9/27/34	TRY	20,000	444,746
30.00%, 9/12/29	TRY	20,000	444,931
31.08%, 11/8/28	TRY	10,000	229,348
			$ 9,013,337
Security	Principal Amount (000's omitted)		Value
Ukraine — 1.1%
Ukraine Government International Bonds, 0.00%, GDP-Linked, 8/1/41(1)(7)	USD	15,067	$ 10,763,774
			$ 10,763,774
Uruguay — 0.1%
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	13,849	$ 329,184
3.875%, 7/2/40(6)	UYU	8,910	223,911
			$ 553,095
Uzbekistan — 0.6%
National Bank of Uzbekistan, 19.875%, 7/5/27(1)	UZS	50,140,000	$ 3,921,026
Republic of Uzbekistan Bonds, 15.50%, 2/25/28(1)	UZS	24,000,000	1,872,166
			$ 5,793,192
Venezuela — 0.4%
Venezuela Government International Bonds:
6.00%, 12/9/20(1)(3)	USD	638	$ 82,875
7.00%, 3/31/38(1)(3)	USD	1,314	203,592
7.65%, 4/21/25(1)(3)	USD	1,959	288,952
7.75%, 10/13/19(1)(3)	USD	1,419	201,335
8.25%, 10/13/24(1)(3)	USD	3,808	561,606
9.00%, 5/7/23(1)(3)	USD	1,000	148,810
9.25%, 9/15/27(3)	USD	5,238	929,745
9.25%, 5/7/28(1)(3)	USD	4,306	710,523
9.375%, 1/13/34(3)	USD	349	74,163
11.75%, 10/21/26(1)(3)	USD	904	167,221
11.95%, 8/5/31(1)(3)	USD	669	112,041
12.75%, 8/23/22(1)(3)	USD	475	80,470
			$ 3,561,333
Total Sovereign Government Bonds (identified cost $643,308,060)			$620,155,915

Short-Term Investments — 25.6%
Affiliated Fund — 10.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(8)	102,423,979	$102,423,979
Total Affiliated Fund (identified cost $102,423,979)		$102,423,979

15
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Sovereign Government Securities — 3.6%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	49,300	$ 553,394
			$ 553,394
Brazil — 2.1%
Brazil Letras do Tesouro Nacional, 0.00%, 7/1/25	BRL	124,000	$ 21,370,649
			$ 21,370,649
Nigeria — 1.4%
Nigeria OMO Bills:
0.00%, 5/20/25	NGN	1,903,545	$ 1,174,006
0.00%, 5/27/25	NGN	8,752,153	5,365,853
0.00%, 6/10/25	NGN	673,840	408,441
0.00%, 6/17/25	NGN	1,803,986	1,087,420
0.00%, 8/19/25	NGN	2,341,994	1,347,210
0.00%, 9/30/25	NGN	2,595,153	1,455,336
0.00%, 10/7/25	NGN	6,267,755	3,501,197
			$ 14,339,463
Total Sovereign Government Securities (identified cost $35,210,027)			$ 36,263,506

U.S. Treasury Obligations — 11.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/1/25	$20,000	$ 20,000,000
0.00%, 5/15/25(9)	8,000	7,986,902
0.00%, 5/22/25(9)	14,000	13,965,391
0.00%, 5/29/25(9)	50,000	49,836,091
0.00%, 6/5/25(9)	6,500	6,473,300
0.00%, 6/12/25	20,000	19,901,373
Total U.S. Treasury Obligations (identified cost $118,163,900)		$118,163,057
Total Short-Term Investments (identified cost $255,797,906)		$256,850,542
Value
Total Purchased Options — 0.1% (identified cost $928,119)	$ 775,462
Total Investments — 93.5% (identified cost $972,601,344)	$ 938,832,053
Total Written Options — (0.0)%† (premiums received $558,393)	$ (312,347)
Other Assets, Less Liabilities — 6.5%	$ 65,172,942
Net Assets — 100.0%	$1,003,692,648
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $164,305,303 or 16.4% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $52,409,394 or 5.2% of the Portfolio's net assets.
(3)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(7)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(8)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of April 30, 2025.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

16
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	11,000,000	CNH	7.50	1/20/26	$ 66,858
Call USD vs. Put CNH	Goldman Sachs International	USD	11,000,000	CNH	7.50	2/4/26	71,720
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	12,000,000	CNH	7.50	1/19/26	72,624
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	6,000,000	CNH	7.45	1/22/26	42,546
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	1,430,000	CNH	7.50	2/4/26	9,324
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	24,100,000	INR	85.50	1/25/29	249,314
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,900,000	INR	85.50	1/25/29	133,451
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,500,000	INR	85.50	1/30/29	129,625
Total							$775,462
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	11,000,000	CNH	7.80	1/20/26	$ (29,788)
Call USD vs. Put CNH	Goldman Sachs International	USD	11,000,000	CNH	7.80	2/4/26	(33,407)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	12,000,000	CNH	7.80	1/19/26	(32,268)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	6,000,000	CNH	7.80	1/22/26	(16,434)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	1,430,000	CNH	7.80	2/4/26	(4,343)
Put USD vs. Call CNH	Deutsche Bank AG	USD	11,000,000	CNH	6.80	1/20/26	(43,043)
Put USD vs. Call CNH	Goldman Sachs International	USD	11,000,000	CNH	6.85	2/4/26	(61,336)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	12,000,000	CNH	6.85	1/19/26	(59,832)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	6,000,000	CNH	6.80	1/22/26	(23,922)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	1,430,000	CNH	6.85	2/4/26	(7,974)
Total							$(312,347)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	68,219,720,000	USD	4,018,835	5/14/25	$ 92,890
IDR	50,881,300,000	USD	3,008,947	5/14/25	57,760
IDR	35,680,000,000	USD	2,097,836	5/14/25	52,661
IDR	35,679,000,000	USD	2,100,000	5/14/25	50,437
IDR	23,786,000,000	USD	1,399,176	5/14/25	34,448
IDR	22,707,500,000	USD	1,338,333	5/14/25	30,289
IDR	21,017,680,000	USD	1,238,155	5/14/25	28,618
IDR	9,907,320,000	USD	583,917	5/14/25	13,215
BRL	386,726,555	USD	66,470,704	6/3/25	1,171,453
BRL	24,320,000	USD	4,015,646	6/3/25	238,153
17
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	18,780,000	USD	3,153,266	6/3/25	$ 131,535
BRL	5,227,000	USD	908,412	6/3/25	5,841
USD	1,322,851	BRL	7,804,925	6/3/25	(42,305)
USD	1,278,013	BRL	7,600,000	6/3/25	(51,299)
USD	1,859,479	BRL	10,975,075	6/3/25	(60,166)
USD	7,408,044	BRL	43,100,000	6/3/25	(130,556)
USD	9,143,177	BRL	53,195,005	6/3/25	(161,136)
CLP	15,991,172,247	USD	16,744,906	6/18/25	137,934
CLP	6,764,640,000	USD	7,010,498	6/18/25	131,338
CLP	1,744,000,000	USD	1,827,671	6/18/25	13,574
CLP	56,360,000	USD	58,292	6/18/25	1,211
CLP	56,000,000	USD	57,932	6/18/25	1,191
CLP	56,000,000	USD	58,014	6/18/25	1,109
CLP	56,000,000	USD	58,040	6/18/25	1,082
CLP	56,000,000	USD	58,043	6/18/25	1,079
CLP	136,293,600	USD	145,579	6/18/25	(1,685)
COP	15,323,640,000	USD	3,431,739	6/18/25	171,872
COP	724,000,000	USD	172,741	6/18/25	(2,480)
COP	178,375,012,187	USD	42,321,109	6/18/25	(373,232)
EUR	197,380,453	USD	215,388,044	6/18/25	8,818,473
EUR	4,918,686	USD	5,301,802	6/18/25	285,384
EUR	2,987,739	USD	3,242,737	6/18/25	151,067
EUR	844,771	USD	916,871	6/18/25	42,714
IDR	78,196,000,000	USD	4,647,332	6/18/25	69,215
IDR	58,410,000,000	USD	3,475,751	6/18/25	47,364
IDR	58,502,000,000	USD	3,482,262	6/18/25	46,402
IDR	19,798,000,000	USD	1,167,294	6/18/25	26,862
IDR	29,055,000,000	USD	1,728,230	6/18/25	24,280
IDR	19,429,000,000	USD	1,155,456	6/18/25	16,442
IDR	10,000,000,000	USD	595,167	6/18/25	8,003
IDR	13,722,887,000	USD	826,356	6/18/25	1,367
IDR	6,861,404,000	USD	413,537	6/18/25	322
IDR	13,724,000,000	USD	827,644	6/18/25	146
IDR	3,462,000,000	USD	209,349	6/18/25	(531)
IDR	30,955,642,194	USD	1,868,399	6/18/25	(1,248)
IDR	22,305,000,000	USD	1,347,205	6/18/25	(1,835)
IDR	10,954,000,000	USD	662,971	6/18/25	(2,258)
IDR	30,840,620,124	USD	1,862,502	6/18/25	(2,289)
IDR	19,189,000,000	USD	1,160,157	6/18/25	(2,735)
IDR	27,881,000,000	USD	1,686,223	6/18/25	(4,525)
IDR	66,980,000,000	USD	4,057,255	6/18/25	(17,223)
IDR	1,139,216,528,006	USD	69,003,552	6/18/25	(289,446)
INR	4,816,100,000	USD	54,921,884	6/18/25	1,815,400
INR	1,017,663,537	USD	11,605,240	6/18/25	383,602
18
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	1,000,000,000	USD	11,399,909	6/18/25	$ 380,844
INR	639,000,000	USD	7,270,452	6/18/25	257,449
INR	679,797,363	USD	7,752,279	6/18/25	256,246
INR	393,000,000	USD	4,475,572	6/18/25	154,264
INR	383,000,000	USD	4,362,684	6/18/25	149,345
INR	363,000,000	USD	4,134,396	6/18/25	142,017
INR	598,000,000	USD	6,936,880	6/18/25	108,010
INR	210,000,000	USD	2,391,800	6/18/25	82,159
INR	253,000,000	USD	2,905,208	6/18/25	75,323
INR	254,000,000	USD	2,934,720	6/18/25	57,591
INR	194,000,000	USD	2,235,281	6/18/25	50,185
INR	197,000,000	USD	2,288,569	6/18/25	32,240
INR	116,000,000	USD	1,336,098	6/18/25	30,470
INR	230,000,000	USD	2,681,184	6/18/25	28,389
INR	157,000,000	USD	1,823,038	6/18/25	26,541
INR	158,000,000	USD	1,835,182	6/18/25	26,177
INR	158,000,000	USD	1,835,287	6/18/25	26,072
INR	118,000,000	USD	1,370,499	6/18/25	19,629
INR	118,000,000	USD	1,371,057	6/18/25	19,072
INR	81,000,000	USD	939,784	6/18/25	14,457
INR	42,000,000	USD	487,522	6/18/25	7,270
PEN	52,246,218	USD	14,219,173	6/18/25	11,498
PEN	460,882	USD	126,010	6/18/25	(476)
PEN	9,611,144	USD	2,627,072	6/18/25	(9,217)
PEN	10,393,291	USD	2,846,775	6/18/25	(15,881)
TWD	326,335,000	USD	9,968,384	6/18/25	293,430
TWD	164,000,000	USD	5,006,029	6/18/25	151,057
TWD	149,000,000	USD	4,552,955	6/18/25	132,446
TWD	99,000,000	USD	3,029,014	6/18/25	84,105
TWD	99,000,000	USD	3,034,297	6/18/25	78,822
TWD	99,000,000	USD	3,036,437	6/18/25	76,682
TWD	35,600,000	USD	1,089,221	6/18/25	30,244
USD	150,985	CLP	144,188,976	6/18/25	(1,244)
USD	4,337,810	COP	18,283,000,000	6/18/25	38,255
USD	3,635,674	COP	15,323,640,000	6/18/25	32,063
USD	2,656,624	COP	11,197,140,625	6/18/25	23,429
USD	1,894,545	COP	7,985,130,000	6/18/25	16,708
USD	306,848	COP	1,293,302,166	6/18/25	2,706
USD	5,602,164	COP	24,884,814,000	6/18/25	(249,917)
USD	544,768	EUR	499,222	6/18/25	(22,304)
USD	767,547	EUR	703,376	6/18/25	(31,425)
USD	815,079	EUR	746,934	6/18/25	(33,371)
USD	835,718	EUR	770,000	6/18/25	(38,933)
USD	1,400,415	EUR	1,299,219	6/18/25	(75,381)
19
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,703,996	EUR	1,570,000	6/18/25	$ (79,383)
USD	2,122,523	EUR	1,945,069	6/18/25	(86,901)
USD	3,698,637	EUR	3,389,412	6/18/25	(151,431)
USD	5,035,232	EUR	4,614,259	6/18/25	(206,154)
USD	6,628,221	EUR	6,074,066	6/18/25	(271,374)
USD	6,163,721	EUR	5,679,027	6/18/25	(287,145)
USD	7,036,356	EUR	6,448,079	6/18/25	(288,084)
USD	8,293,370	EUR	7,600,000	6/18/25	(339,549)
USD	9,975,252	EUR	9,141,267	6/18/25	(408,409)
USD	22,321,764	EUR	20,455,545	6/18/25	(913,903)
USD	24,397,161	EUR	22,357,428	6/18/25	(998,875)
USD	21,557,800	EUR	20,000,000	6/18/25	(1,160,409)
USD	39,504,819	EUR	36,202,005	6/18/25	(1,617,416)
USD	53,314,712	EUR	48,857,318	6/18/25	(2,182,825)
USD	17,731,018	IDR	291,795,812,688	6/18/25	130,774
USD	7,259,377	IDR	119,032,000,000	6/18/25	79,725
USD	7,254,571	IDR	119,033,000,000	6/18/25	74,859
USD	15,002,119	IDR	247,678,000,000	6/18/25	62,929
USD	6,499,482	IDR	107,298,000,000	6/18/25	27,590
USD	3,423,175	IDR	56,334,500,000	6/18/25	25,247
USD	1,948,375	IDR	31,891,000,000	6/18/25	24,806
USD	2,006,147	IDR	32,900,000,000	6/18/25	21,718
USD	2,076,403	IDR	34,077,933,194	6/18/25	20,925
USD	5,939,322	IDR	98,177,000,000	6/18/25	17,582
USD	3,509,432	IDR	57,897,554,274	6/18/25	17,226
USD	1,928,541	IDR	31,737,620,124	6/18/25	14,224
USD	2,896,326	IDR	47,817,000,000	6/18/25	12,149
USD	1,861,996	IDR	30,695,000,000	6/18/25	10,566
USD	2,083,446	IDR	34,372,700,000	6/18/25	10,189
USD	1,860,285	IDR	30,704,000,000	6/18/25	8,312
USD	995,786	IDR	16,387,444,608	6/18/25	7,344
USD	1,631,724	IDR	26,939,000,000	6/18/25	6,845
USD	1,254,793	IDR	20,715,000,000	6/18/25	5,327
USD	1,898,882	IDR	31,417,000,000	6/18/25	3,903
USD	842,543	IDR	13,910,000,000	6/18/25	3,534
USD	1,146,582	IDR	18,953,000,000	6/18/25	3,394
USD	706,961	IDR	11,671,000,000	6/18/25	3,001
USD	646,038	IDR	10,679,000,000	6/18/25	1,912
USD	365,020	IDR	6,026,000,000	6/18/25	1,550
USD	333,575	IDR	5,514,000,000	6/18/25	987
USD	1,930,847	IDR	31,998,000,000	6/18/25	824
USD	1,933,374	IDR	32,094,000,000	6/18/25	(2,440)
USD	1,162,806	IDR	19,347,000,000	6/18/25	(4,147)
USD	2,417,143	IDR	40,214,000,000	6/18/25	(8,445)
20
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	748,171	IDR	12,614,165,604	6/18/25	$ (12,677)
USD	701,350	IDR	11,857,732,165	6/18/25	(13,872)
USD	934,873	IDR	15,747,002,805	6/18/25	(14,939)
USD	1,074,011	IDR	18,154,000,000	6/18/25	(20,984)
USD	1,137,964	IDR	19,235,000,000	6/18/25	(22,234)
USD	2,636,196	IDR	44,711,470,112	6/18/25	(60,665)
USD	8,048,108	INR	693,000,000	6/18/25	(115,954)
USD	4,382,940	INR	384,340,000	6/18/25	(144,875)
USD	11,057,824	PEN	40,465,000	6/18/25	36,086
USD	4,434,344	PEN	16,186,000	6/18/25	25,649
USD	5,037,984	PEN	18,436,000	6/18/25	16,441
USD	6,625,733	PEN	24,280,000	6/18/25	12,419
USD	2,020,468	PEN	7,375,000	6/18/25	11,687
USD	2,082,582	PEN	7,621,000	6/18/25	6,796
USD	3,018,693	PEN	11,062,000	6/18/25	5,658
USD	835,035	PEN	3,048,000	6/18/25	4,830
USD	1,247,919	PEN	4,573,000	6/18/25	2,339
USD	1,762,816	PEN	6,475,000	6/18/25	(825)
USD	1,421,562	PEN	5,223,317	6/18/25	(1,149)
USD	3,439,005	PEN	12,636,108	6/18/25	(2,781)
USD	1,622,672	PEN	5,969,000	6/18/25	(3,146)
USD	7,548,122	PEN	27,734,444	6/18/25	(6,104)
USD	1,356,832	PEN	5,010,000	6/18/25	(7,777)
USD	19,617,460	BRL	124,000,000	7/1/25	(1,943,118)
					$4,738,187
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,327,279	KZT	1,760,130,626	Citibank, N.A.	5/2/25	$ —	$ (94,304)
KES	35,696,240	USD	243,660	Citibank, N.A.	5/5/25	32,119	—
KES	157,682,406	USD	1,095,017	Standard Chartered Bank	5/5/25	123,196	—
KES	157,682,406	USD	1,107,320	Standard Chartered Bank	5/5/25	110,892	—
KES	157,682,406	USD	1,219,980	Standard Chartered Bank	5/5/25	—	(1,767)
USD	1,373,676	EUR	1,206,178	Standard Chartered Bank	5/5/25	7,257	—
USD	1,219,980	KES	157,682,406	Standard Chartered Bank	5/5/25	1,767	—
USD	625,821	KES	96,689,323	Standard Chartered Bank	5/5/25	—	(121,175)
USD	625,821	KES	96,689,323	Standard Chartered Bank	5/5/25	—	(121,175)
USD	1,082,984	KES	157,682,406	Standard Chartered Bank	5/5/25	—	(135,229)
KZT	132,336,161	USD	260,483	Deutsche Bank AG	5/6/25	—	(3,304)
KZT	248,194,043	USD	469,398	JPMorgan Chase Bank, N.A.	5/6/25	12,938	—
21
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	264,104,007	USD	6,905,638	Standard Chartered Bank	5/6/25	$ —	$ (53,027)
USD	6,435,140	TRY	246,113,912	Standard Chartered Bank	5/6/25	49,312	—
USD	448,855	TRY	17,990,095	Standard Chartered Bank	5/6/25	—	(17,928)
EUR	1,778,439	USD	1,929,964	Citibank, N.A.	5/9/25	85,229	—
EUR	415,652	USD	471,873	Standard Chartered Bank	5/9/25	—	(887)
EUR	1,206,178	USD	1,374,008	Standard Chartered Bank	5/9/25	—	(7,258)
EUR	792,361	USD	875,108	UBS AG	5/9/25	22,737	—
EUR	414,365	USD	470,796	UBS AG	5/9/25	—	(1,268)
USD	94,246	EUR	84,008	UBS AG	5/9/25	—	(945)
USD	359,199	EUR	327,290	UBS AG	5/9/25	—	(11,662)
KZT	309,026,789	USD	593,369	Bank of America, N.A.	5/12/25	6,159	—
TRY	171,116,856	USD	4,318,659	Standard Chartered Bank	5/12/25	89,753	—
TRY	155,689,543	USD	3,996,375	Standard Chartered Bank	5/12/25	14,589	—
USD	760,381	TRY	29,623,149	Standard Chartered Bank	5/12/25	—	(2,788)
USD	1,490,792	TRY	59,070,131	Standard Chartered Bank	5/12/25	—	(31,007)
USD	1,335,510	TRY	53,661,234	Standard Chartered Bank	5/12/25	—	(46,941)
USD	1,810,794	TRY	72,405,160	Standard Chartered Bank	5/12/25	—	(54,550)
IDR	35,655,900,000	USD	2,095,783	Standard Chartered Bank	5/14/25	53,262	—
KZT	157,462,889	USD	309,084	JPMorgan Chase Bank, N.A.	5/14/25	—	(3,772)
USD	7,558,433	INR	656,160,000	Standard Chartered Bank	5/15/25	—	(198,752)
KZT	838,941,987	USD	1,642,247	Bank of America, N.A.	5/19/25	—	(17,900)
KZT	404,086,073	USD	793,882	Goldman Sachs International	5/19/25	—	(11,497)
KZT	1,498,671,161	USD	2,944,344	Goldman Sachs International	5/19/25	—	(42,638)
RUB	34,620,978	USD	358,767	JPMorgan Chase Bank, N.A.	5/19/25	59,296	—
RUB	20,880,217	USD	215,260	JPMorgan Chase Bank, N.A.	5/19/25	36,877	—
USD	1,658,487	EGP	88,148,562	Goldman Sachs International	5/19/25	—	(64,242)
USD	1,715,496	KZT	881,764,914	Goldman Sachs International	5/19/25	8,235	—
USD	620,472	RUB	55,501,195	JPMorgan Chase Bank, N.A.	5/19/25	—	(49,728)
EUR	5,142,552	HUF	2,068,460,000	Barclays Bank PLC	5/20/25	41,468	—
EUR	8,068,337	HUF	3,278,173,432	Barclays Bank PLC	5/20/25	—	(27,001)
HUF	12,843,091,349	EUR	31,609,795	Barclays Bank PLC	5/20/25	105,785	—
KZT	1,437,487,000	USD	2,798,573	Bank of America, N.A.	5/21/25	—	(16,915)
KZT	1,292,483,593	USD	2,498,881	Citibank, N.A.	5/27/25	—	(2,552)
RUB	133,033,101	USD	1,464,921	JPMorgan Chase Bank, N.A.	5/27/25	132,548	—
RUB	33,876,289	USD	366,230	JPMorgan Chase Bank, N.A.	5/27/25	40,558	—
RUB	33,326,943	USD	366,230	JPMorgan Chase Bank, N.A.	5/27/25	33,962	—
USD	696,560	EGP	36,214,161	HSBC Bank USA, N.A.	5/27/25	—	(8,529)
USD	468,515	RUB	41,088,749	JPMorgan Chase Bank, N.A.	5/27/25	—	(24,881)
USD	937,030	RUB	81,521,577	JPMorgan Chase Bank, N.A.	5/27/25	—	(41,886)
USD	862,511	RUB	77,626,007	JPMorgan Chase Bank, N.A.	5/27/25	—	(69,626)
KZT	157,462,890	USD	307,875	JPMorgan Chase Bank, N.A.	5/28/25	—	(3,777)
RUB	13,433,322	USD	146,492	JPMorgan Chase Bank, N.A.	5/28/25	14,704	—
USD	149,342	RUB	13,433,322	JPMorgan Chase Bank, N.A.	5/28/25	—	(11,854)
KZT	1,082,238,000	USD	2,082,028	JPMorgan Chase Bank, N.A.	5/30/25	6,842	—
22
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	1,082,238,000	USD	2,083,230	JPMorgan Chase Bank, N.A.	5/30/25	$ 5,640	$ —
USD	2,287,468	KZT	1,176,101,573	Deutsche Bank AG	5/30/25	17,428	—
USD	914,987	KZT	472,590,849	Deutsche Bank AG	5/30/25	2,821	—
RUB	34,517,191	USD	366,230	JPMorgan Chase Bank, N.A.	6/3/25	46,241	—
USD	382,462	RUB	34,517,191	JPMorgan Chase Bank, N.A.	6/3/25	—	(30,009)
KZT	157,462,889	USD	307,155	JPMorgan Chase Bank, N.A.	6/5/25	—	(3,746)
UZS	2,488,714,000	USD	173,520	JPMorgan Chase Bank, N.A.	6/9/25	16,260	—
RUB	70,047,934	USD	765,551	ICBC Standard Bank plc	6/16/25	64,791	—
RUB	69,604,000	USD	765,552	ICBC Standard Bank plc	6/16/25	59,527	—
RUB	69,550,000	USD	765,548	ICBC Standard Bank plc	6/16/25	58,892	—
USD	790,312	RUB	69,231,359	ICBC Standard Bank plc	6/16/25	—	(30,350)
USD	783,905	RUB	69,532,374	ICBC Standard Bank plc	6/16/25	—	(40,326)
USD	787,019	RUB	70,438,201	ICBC Standard Bank plc	6/16/25	—	(47,949)
RUB	68,823,172	USD	765,553	ICBC Standard Bank plc	6/17/25	49,779	—
USD	785,653	RUB	68,823,172	ICBC Standard Bank plc	6/17/25	—	(29,679)
CNH	16,310,000	USD	2,259,760	Barclays Bank PLC	6/18/25	—	(8,798)
CNH	20,000,000	USD	2,768,511	Citibank, N.A.	6/18/25	—	(8,288)
CNH	326,233,816	USD	45,159,095	Citibank, N.A.	6/18/25	—	(135,189)
CNH	661,171,267	USD	91,522,995	Citibank, N.A.	6/18/25	—	(273,984)
CNH	7,200,000	USD	1,000,612	HSBC Bank USA, N.A.	6/18/25	—	(6,931)
CNH	31,290,000	USD	4,248,523	Standard Chartered Bank	6/18/25	69,846	—
CZK	1,363,550,597	EUR	54,379,429	Barclays Bank PLC	6/18/25	196,917	—
CZK	65,300,000	EUR	2,581,142	Barclays Bank PLC	6/18/25	35,637	—
CZK	29,500,000	EUR	1,178,015	Citibank, N.A.	6/18/25	2,519	—
EGP	376,303	USD	7,191	Citibank, N.A.	6/18/25	62	—
EGP	570,620,000	USD	10,300,000	Societe Generale	6/18/25	697,670	—
EUR	995,097	CZK	24,890,000	Barclays Bank PLC	6/18/25	—	(795)
EUR	3,727,983	CZK	93,478,254	Barclays Bank PLC	6/18/25	—	(13,500)
EUR	4,786,090	CZK	120,010,000	Barclays Bank PLC	6/18/25	—	(17,331)
EUR	2,952,066	CZK	74,300,000	Barclays Bank PLC	6/18/25	—	(23,309)
EUR	6,555,042	CZK	164,366,029	Barclays Bank PLC	6/18/25	—	(23,737)
EUR	3,793,039	PLN	16,000,000	Barclays Bank PLC	6/18/25	80,660	—
EUR	17,269,084	PLN	74,747,160	Barclays Bank PLC	6/18/25	—	(135,304)
EUR	19,915,072	PLN	86,200,000	Barclays Bank PLC	6/18/25	—	(156,035)
EUR	22,936,009	PLN	96,656,356	JPMorgan Chase Bank, N.A.	6/18/25	512,456	—
EUR	6,513,730	PLN	27,450,000	JPMorgan Chase Bank, N.A.	6/18/25	145,535	—
EUR	6,360,776	PLN	26,805,424	JPMorgan Chase Bank, N.A.	6/18/25	142,118	—
EUR	43,888,790	RON	220,425,964	Barclays Bank PLC	6/18/25	—	(207,718)
EUR	1,173,277	RON	5,880,000	Goldman Sachs International	6/18/25	—	(2,683)
EUR	1,344,918	RON	6,760,000	Goldman Sachs International	6/18/25	—	(7,573)
MXN	5,000,000	USD	244,780	Bank of America, N.A.	6/18/25	8,682	—
MXN	36,682,320	USD	1,777,686	Barclays Bank PLC	6/18/25	81,832	—
MXN	20,495,893	USD	992,785	Barclays Bank PLC	6/18/25	46,203	—
MXN	143,698,000	USD	7,027,141	Goldman Sachs International	6/18/25	257,268	—
23
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	20,495,893	USD	992,893	Goldman Sachs International	6/18/25	$ 46,095	$ —
MXN	20,495,893	USD	993,888	Goldman Sachs International	6/18/25	45,100	—
MXN	89,440,000	USD	4,276,530	JPMorgan Chase Bank, N.A.	6/18/25	257,406	—
MXN	1,956,512,672	USD	95,766,651	Standard Chartered Bank	6/18/25	3,413,835	—
MXN	147,000,000	USD	7,134,901	Standard Chartered Bank	6/18/25	316,894	—
MXN	74,000,000	USD	3,545,175	Standard Chartered Bank	6/18/25	206,069	—
MXN	46,216,002	USD	2,262,164	Standard Chartered Bank	6/18/25	80,640	—
MXN	16,077,346	USD	786,948	Standard Chartered Bank	6/18/25	28,053	—
MXN	60,132,500	USD	2,876,052	UBS AG	6/18/25	172,214	—
MYR	145,321,710	USD	32,882,679	Barclays Bank PLC	6/18/25	854,371	—
MYR	109,683,045	USD	24,818,538	Barclays Bank PLC	6/18/25	644,845	—
MYR	13,000,000	USD	2,950,187	Barclays Bank PLC	6/18/25	67,818	—
MYR	2,100,000	USD	475,221	Barclays Bank PLC	6/18/25	12,303	—
MYR	58,500,000	USD	13,223,327	Goldman Sachs International	6/18/25	357,695	—
MYR	44,000,000	USD	9,945,750	Goldman Sachs International	6/18/25	269,036	—
MYR	19,180,000	USD	4,276,477	Goldman Sachs International	6/18/25	176,241	—
MYR	3,400,000	USD	766,629	Goldman Sachs International	6/18/25	22,695	—
MYR	39,500,000	USD	8,967,490	State Street Bank and Trust Company	6/18/25	202,602	—
MYR	29,900,000	USD	6,788,049	State Street Bank and Trust Company	6/18/25	153,362	—
MYR	5,700,000	USD	1,291,638	State Street Bank and Trust Company	6/18/25	31,641	—
PLN	69,338,374	EUR	16,292,294	Barclays Bank PLC	6/18/25	—	(184,385)
PLN	14,640,000	EUR	3,392,943	Goldman Sachs International	6/18/25	14,443	—
PLN	9,250,000	EUR	2,196,225	Goldman Sachs International	6/18/25	—	(50,465)
PLN	24,600,764	EUR	5,845,925	Goldman Sachs International	6/18/25	—	(139,860)
PLN	6,500,000	EUR	1,542,413	JPMorgan Chase Bank, N.A.	6/18/25	—	(34,462)
PLN	16,122,277	EUR	3,825,725	JPMorgan Chase Bank, N.A.	6/18/25	—	(85,478)
PLN	335,032,110	EUR	79,501,233	JPMorgan Chase Bank, N.A.	6/18/25	—	(1,776,286)
RON	144,068,797	EUR	28,685,392	Barclays Bank PLC	6/18/25	135,763	—
RON	5,000,000	EUR	995,655	Goldman Sachs International	6/18/25	4,587	—
SGD	7,006,000	USD	5,229,537	Barclays Bank PLC	6/18/25	147,725	—
SGD	12,000,000	USD	9,020,908	BNP Paribas	6/18/25	189,361	—
SGD	16,512,989	USD	12,413,140	Standard Chartered Bank	6/18/25	260,950	—
SGD	6,050,000	USD	4,500,768	Standard Chartered Bank	6/18/25	142,743	—
SGD	1,780,000	USD	1,325,026	Standard Chartered Bank	6/18/25	41,164	—
THB	156,070,000	USD	4,520,073	HSBC Bank USA, N.A.	6/18/25	166,886	—
THB	1,905,000,000	USD	56,449,964	Standard Chartered Bank	6/18/25	759,349	—
THB	850,862,220	USD	25,223,438	Standard Chartered Bank	6/18/25	328,921	—
THB	328,000,000	USD	9,719,469	Standard Chartered Bank	6/18/25	130,744	—
THB	147,335,687	USD	4,367,702	Standard Chartered Bank	6/18/25	56,956	—
USD	25,317,412	CNH	182,895,515	Citibank, N.A.	6/18/25	75,790	—
USD	15,256,189	CNH	110,212,234	Citibank, N.A.	6/18/25	45,671	—
USD	4,166,493	CNH	30,000,000	Citibank, N.A.	6/18/25	26,158	—
USD	5,533,700	CNH	39,976,000	Citibank, N.A.	6/18/25	16,566	—
USD	4,294,356	CNH	31,000,000	Citibank, N.A.	6/18/25	16,010	—
24
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,499,896	CNH	18,000,000	Citibank, N.A.	6/18/25	$ 15,695	$ —
USD	4,782,603	CNH	34,550,000	Citibank, N.A.	6/18/25	14,317	—
USD	3,669,146	CNH	26,506,280	Citibank, N.A.	6/18/25	10,984	—
USD	2,493,497	CNH	18,000,000	Citibank, N.A.	6/18/25	9,296	—
USD	833,299	CNH	6,000,000	Citibank, N.A.	6/18/25	5,232	—
USD	833,299	CNH	6,000,000	Citibank, N.A.	6/18/25	5,232	—
USD	969,693	CNH	7,000,000	Citibank, N.A.	6/18/25	3,615	—
USD	555,532	CNH	4,000,000	Citibank, N.A.	6/18/25	3,488	—
USD	831,166	CNH	6,000,000	Citibank, N.A.	6/18/25	3,099	—
USD	554,110	CNH	4,000,000	Citibank, N.A.	6/18/25	2,066	—
USD	8,587,479	CNH	62,000,000	HSBC Bank USA, N.A.	6/18/25	30,787	—
USD	5,124,786	CNH	37,000,000	HSBC Bank USA, N.A.	6/18/25	18,373	—
USD	1,800,600	CNH	13,000,000	HSBC Bank USA, N.A.	6/18/25	6,455	—
USD	1,662,093	CNH	12,000,000	HSBC Bank USA, N.A.	6/18/25	5,959	—
USD	1,246,569	CNH	9,000,000	HSBC Bank USA, N.A.	6/18/25	4,469	—
USD	5,154,855	CNH	37,000,000	Standard Chartered Bank	6/18/25	48,442	—
USD	3,204,369	CNH	23,000,000	Standard Chartered Bank	6/18/25	30,113	—
USD	1,253,884	CNH	9,000,000	Standard Chartered Bank	6/18/25	11,783	—
USD	975,243	CNH	7,000,000	Standard Chartered Bank	6/18/25	9,165	—
USD	835,922	CNH	6,000,000	Standard Chartered Bank	6/18/25	7,855	—
USD	7,158,676	CNH	52,365,000	Standard Chartered Bank	6/18/25	—	(68,278)
USD	5,257,841	EGP	282,348,348	Standard Chartered Bank	6/18/25	—	(183,913)
USD	5,365,161	EGP	288,647,955	Standard Chartered Bank	6/18/25	—	(198,007)
USD	55,235	JPY	8,064,671	Goldman Sachs International	6/18/25	—	(1,468)
USD	1,346,171	MXN	27,469,822	Bank of America, N.A.	6/18/25	—	(46,343)
USD	1,581,054	MXN	32,242,428	Bank of America, N.A.	6/18/25	—	(53,395)
USD	1,992,795	MXN	41,000,000	Barclays Bank PLC	6/18/25	—	(85,596)
USD	1,731,336	MXN	35,000,000	Goldman Sachs International	6/18/25	—	(42,901)
USD	1,884,733	MXN	38,457,750	HSBC Bank USA, N.A.	6/18/25	—	(64,786)
USD	98,772	MXN	2,029,000	Standard Chartered Bank	6/18/25	—	(4,083)
USD	97,257	MXN	2,000,000	Standard Chartered Bank	6/18/25	—	(4,128)
USD	123,695	MXN	2,527,095	Standard Chartered Bank	6/18/25	—	(4,409)
USD	3,053,937	MXN	62,000,000	Standard Chartered Bank	6/18/25	—	(88,997)
USD	3,134,006	MXN	63,585,100	Standard Chartered Bank	6/18/25	—	(89,281)
USD	2,826,912	MXN	58,071,000	Standard Chartered Bank	6/18/25	—	(116,851)
USD	2,820,464	MXN	58,000,000	Standard Chartered Bank	6/18/25	—	(119,700)
USD	3,501,664	MXN	71,539,000	Standard Chartered Bank	6/18/25	—	(124,825)
USD	5,944,300	MXN	122,109,000	Standard Chartered Bank	6/18/25	—	(245,708)
USD	5,932,701	MXN	122,000,000	Standard Chartered Bank	6/18/25	—	(251,782)
USD	7,361,109	MXN	150,387,455	Standard Chartered Bank	6/18/25	—	(262,405)
USD	11,730,000	MXN	240,960,000	Standard Chartered Bank	6/18/25	—	(484,861)
USD	11,719,515	MXN	241,000,000	Standard Chartered Bank	6/18/25	—	(497,373)
USD	14,513,275	MXN	296,506,218	Standard Chartered Bank	6/18/25	—	(517,361)
USD	1,635,249	MYR	7,200,000	Barclays Bank PLC	6/18/25	—	(36,262)
25
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,120,473	MYR	14,000,000	Credit Agricole Corporate and Investment Bank	6/18/25	$ —	$ (129,687)
USD	893,895	MYR	4,000,000	Goldman Sachs International	6/18/25	—	(34,722)
USD	1,789,949	MYR	8,000,000	Goldman Sachs International	6/18/25	—	(67,284)
USD	2,690,362	MYR	12,020,000	Goldman Sachs International	6/18/25	—	(100,132)
USD	2,945,285	MYR	13,179,560	Goldman Sachs International	6/18/25	—	(114,406)
USD	3,278,725	MYR	14,710,000	Goldman Sachs International	6/18/25	—	(136,264)
USD	4,254,557	MYR	19,000,000	Goldman Sachs International	6/18/25	—	(156,374)
USD	9,055,154	MYR	40,060,000	Goldman Sachs International	6/18/25	—	(244,945)
USD	2,234,387	MYR	10,000,000	State Street Bank and Trust Company	6/18/25	—	(87,155)
USD	2,234,138	MYR	10,000,000	State Street Bank and Trust Company	6/18/25	—	(87,405)
USD	3,135,498	MYR	14,000,000	State Street Bank and Trust Company	6/18/25	—	(114,661)
USD	4,523,677	MYR	20,300,000	State Street Bank and Trust Company	6/18/25	—	(189,054)
USD	159	SGD	208	Citibank, N.A.	6/18/25	—	(1)
USD	1,525,316	SGD	2,000,000	Citibank, N.A.	6/18/25	—	(9,729)
USD	2,463,759	SGD	3,229,000	Citibank, N.A.	6/18/25	—	(14,571)
USD	686,682	SGD	900,000	JPMorgan Chase Bank, N.A.	6/18/25	—	(4,088)
USD	732,042	SGD	960,000	Standard Chartered Bank	6/18/25	—	(4,779)
USD	2,288,361	SGD	3,000,000	Standard Chartered Bank	6/18/25	—	(14,206)
USD	3,051,211	SGD	4,000,000	UBS AG	6/18/25	—	(18,879)
USD	2,687,929	THB	89,200,000	Standard Chartered Bank	6/18/25	9,152	—
USD	3,662,883	THB	123,130,000	Standard Chartered Bank	6/18/25	—	(34,851)
USD	8,765,301	THB	295,800,000	Standard Chartered Bank	6/18/25	—	(117,908)
USD	22,525,462	THB	760,160,000	Standard Chartered Bank	6/18/25	—	(303,006)
USD	2,520,166	ZAR	47,130,000	Barclays Bank PLC	6/18/25	—	(4,832)
USD	25,071,190	ZAR	489,598,468	Barclays Bank PLC	6/18/25	—	(1,159,133)
USD	91,600,537	ZAR	1,698,828,790	HSBC Bank USA, N.A.	6/18/25	585,491	—
USD	17,038,833	ZAR	316,003,166	HSBC Bank USA, N.A.	6/18/25	108,909	—
USD	14,520,068	ZAR	269,290,001	HSBC Bank USA, N.A.	6/18/25	92,809	—
USD	7,934,301	ZAR	147,150,000	HSBC Bank USA, N.A.	6/18/25	50,714	—
USD	1,639,518	ZAR	30,000,000	State Street Bank and Trust Company	6/18/25	32,263	—
UYU	65,000,000	USD	1,525,464	Citibank, N.A.	6/18/25	12,264	—
ZAR	712,342,826	USD	36,771,775	Barclays Bank PLC	6/18/25	1,392,115	—
ZAR	19,000,000	USD	1,018,112	Barclays Bank PLC	6/18/25	—	(184)
ZAR	120,125,158	USD	6,378,727	BNP Paribas	6/18/25	56,999	—
ZAR	84,520,000	USD	4,261,854	Citibank, N.A.	6/18/25	266,319	—
ZAR	36,605,535	USD	1,912,945	Goldman Sachs International	6/18/25	48,203	—
ZAR	36,051,819	USD	1,884,008	Goldman Sachs International	6/18/25	47,474	—
ZAR	117,401,203	USD	6,249,190	Goldman Sachs International	6/18/25	40,600	—
ZAR	129,167,923	USD	6,836,235	HSBC Bank USA, N.A.	6/18/25	83,959	—
ZAR	127,214,055	USD	6,732,826	HSBC Bank USA, N.A.	6/18/25	82,689	—
ZAR	1,569,089,819	USD	84,605,036	HSBC Bank USA, N.A.	6/18/25	—	(540,777)
TRY	38,995,738	USD	941,934	Standard Chartered Bank	6/23/25	15,800	—
USD	928,463	TRY	38,995,738	Standard Chartered Bank	6/23/25	—	(29,271)
UZS	4,158,722,000	USD	290,515	Standard Chartered Bank	6/23/25	25,210	—
26
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	53,661,234	USD	1,271,593	Standard Chartered Bank	6/24/25	$ 44,917	$ —
USD	1,258,132	TRY	53,661,234	Standard Chartered Bank	6/24/25	—	(58,378)
USD	350,912	EGP	18,942,252	Standard Chartered Bank	6/25/25	—	(13,017)
USD	1,700,131	UZS	23,220,392,000	ICBC Standard Bank plc	6/26/25	—	(61,058)
UZS	23,220,392,000	USD	1,631,218	ICBC Standard Bank plc	6/26/25	129,971	—
USD	464,444	UZS	6,345,228,000	ICBC Standard Bank plc	6/27/25	—	(16,669)
UZS	6,345,228,000	USD	444,655	ICBC Standard Bank plc	6/27/25	36,457	—
USD	466,278	UZS	6,376,348,155	ICBC Standard Bank plc	6/30/25	—	(16,736)
UZS	6,376,348,155	USD	444,655	ICBC Standard Bank plc	6/30/25	38,360	—
USD	3,394,079	UZS	46,430,997,251	ICBC Standard Bank plc	7/1/25	—	(122,002)
UZS	46,430,997,251	USD	3,262,437	ICBC Standard Bank plc	7/1/25	253,644	—
EGP	929,966	USD	16,986	HSBC Bank USA, N.A.	7/8/25	777	—
USD	350,912	EGP	19,065,072	Standard Chartered Bank	7/9/25	—	(13,064)
USD	1,014,708	UZS	13,921,798,000	ICBC Standard Bank plc	7/10/25	—	(36,563)
UZS	13,921,798,000	USD	971,853	Deutsche Bank AG	7/10/25	79,418	—
MXN	244,128,500	USD	11,900,000	JPMorgan Chase Bank, N.A.	7/22/25	421,725	—
MXN	143,843,000	USD	6,730,055	Standard Chartered Bank	7/22/25	530,031	—
USD	7,543,680	MXN	155,000,000	Citibank, N.A.	7/22/25	—	(279,525)
USD	6,745,434	MXN	143,843,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(514,652)
USD	4,335,262	MXN	89,128,500	Standard Chartered Bank	7/22/25	—	(163,257)
KZT	725,055,173	USD	1,375,060	JPMorgan Chase Bank, N.A.	7/30/25	—	(8,710)
KZT	123,716,309	USD	229,015	ICBC Standard Bank plc	8/7/25	3,219	—
EGP	7,514,912	USD	137,661	Goldman Sachs International	8/11/25	3,608	—
EGP	21,283,460	USD	390,021	Citibank, N.A.	8/12/25	9,898	—
USD	2,471,622	UZS	34,454,405,000	ICBC Standard Bank plc	8/29/25	—	(92,776)
UZS	17,227,202,000	USD	1,213,183	ICBC Standard Bank plc	8/29/25	69,016	—
UZS	17,227,203,000	USD	1,213,183	JPMorgan Chase Bank, N.A.	8/29/25	69,016	—
USD	1,235,505	UZS	17,257,532,000	ICBC Standard Bank plc	9/4/25	—	(46,712)
UZS	17,257,532,000	USD	1,213,183	JPMorgan Chase Bank, N.A.	9/4/25	69,033	—
USD	568,282	UZS	7,947,418,000	ICBC Standard Bank plc	9/8/25	—	(21,518)
UZS	7,947,418,000	USD	557,714	Citibank, N.A.	9/8/25	32,086	—
TRY	45,005,579	USD	998,246	Standard Chartered Bank	9/22/25	—	(1,079)
USD	985,876	TRY	45,005,579	Standard Chartered Bank	9/22/25	—	(11,292)
TRY	134,270,849	USD	2,925,314	Standard Chartered Bank	9/26/25	37,195	—
USD	1,504,189	TRY	68,292,227	Standard Chartered Bank	9/26/25	—	(2,589)
USD	1,452,846	TRY	65,978,622	Standard Chartered Bank	9/26/25	—	(2,886)
USD	1,327,444	NGN	2,595,153,000	Goldman Sachs International	10/7/25	—	(167,151)
USD	1,288,366	NGN	2,500,783,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(149,854)
EGP	370,000,000	USD	6,479,860	JPMorgan Chase Bank, N.A.	10/15/25	281,594	—
USD	737,453	EGP	40,523,064	Standard Chartered Bank	10/15/25	—	(3,073)
USD	1,921,925	NGN	3,766,972,180	JPMorgan Chase Bank, N.A.	10/15/25	—	(239,424)
MXN	38,563,500	USD	1,808,718	Bank of America, N.A.	10/24/25	115,317	—
MXN	56,760,000	USD	2,746,009	UBS AG	10/24/25	85,898	—
USD	2,746,222	MXN	56,760,300	Standard Chartered Bank	10/24/25	—	(85,700)
27
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,808,370	MXN	38,563,500	UBS AG	10/24/25	$ —	$ (115,665)
EGP	674,487	USD	12,088	Goldman Sachs International	10/27/25	175	—
TRY	48,344,065	USD	943,840	Standard Chartered Bank	3/23/26	—	(47,699)
USD	911,715	TRY	48,344,065	Standard Chartered Bank	3/23/26	15,573	—
UZS	25,583,110,000	USD	1,593,963	Standard Chartered Bank	3/25/26	211,458	—
TRY	155,918,001	USD	2,925,314	Standard Chartered Bank	3/26/26	—	(43,155)
USD	545,257	TRY	29,225,996	Standard Chartered Bank	3/26/26	5,012	—
USD	2,340,214	TRY	126,692,005	Standard Chartered Bank	3/26/26	—	(1,700)
UZS	14,318,913,000	USD	889,374	Deutsche Bank AG	10/5/26	69,811	—
UZS	7,887,808,991	USD	489,926	Deutsche Bank AG	10/7/26	38,161	—
UZS	6,186,729,000	USD	344,953	Deutsche Bank AG	10/25/27	28,636	—
						$19,484,372	$(14,421,856)
Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
USD vs. INR, 6 month term	Citibank, N.A.	4.69%	10/15/25	$10,772,000	$5,741
USD vs. INR, 6 month term	Deutsche Bank AG	4.80	10/15/25	10,772,000	(829)
USD vs. INR, 6 month term	Deutsche Bank AG	4.58	10/20/25	10,770,000	12,526
USD vs. INR, 6 month term	JPMorgan Chase Bank, N.A.	4.60	10/17/25	4,686,000	4,836
					$22,274
(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle expiring in 6 months with a strike rate to be determined on this date.
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/15/25	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$ 4,259,781	$ (6,092)
5/15/25	COP	17,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	4,094,122	(138,778)
7/2/25	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	13,465,639	210,427
7/2/25	COP	67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	15,855,849	(20,089)
						$45,468
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
28
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(61)	Short	6/6/25	$ (8,266,897)	$(163,207)
Euro-Bund	(28)	Short	6/6/25	(4,180,037)	(4,434)
Euro-Buxl	(14)	Short	6/6/25	(1,968,214)	45,042
Euro-Schatz	(45)	Short	6/6/25	(5,483,733)	(28,293)
U.S. 2-Year Treasury Note	(14)	Short	6/30/25	(2,914,078)	(13,180)
U.S. 5-Year Treasury Note	(174)	Short	6/30/25	(18,999,984)	(212,999)
U.S. 10-Year Treasury Note	(87)	Short	6/18/25	(9,763,031)	(77,747)
U.S. Long Treasury Bond	(29)	Short	6/18/25	(3,382,125)	(64,312)
U.S. Ultra 10-Year Treasury Note	(31)	Short	6/18/25	(3,556,766)	(33,578)
					$(552,708)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	79,775	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.65% (pays upon termination)	1/2/26	$ (492,226)	$ —	$ (492,226)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.06% (pays upon termination)	1/4/27	(1,594,710)	—	(1,594,710)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.47% (pays upon termination)	1/4/27	(531,782)	—	(531,782)
BRL	66,680	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.78% (pays upon termination)	1/4/27	177,618	—	177,618
BRL	37,684	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.33% (pays upon termination)	1/2/29	(749,778)	—	(749,778)
BRL	28,020	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.89% (pays upon termination)	1/2/29	(270,551)	—	(270,551)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	57,196	—	57,196
BRL	15,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.52% (pays upon termination)	1/2/29	6,609	—	6,609
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/31	(33,405)	—	(33,405)
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(51,776)	—	(51,776)
29
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	$ (71,663)	$ —	$ (71,663)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(186,315)	—	(186,315)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(84,571)	—	(84,571)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(73,929)	—	(73,929)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(16,922)	—	(16,922)
CLP	2,647,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.55% (pays semi-annually)	12/18/29	(3,588)	—	(3,588)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(124,245)	—	(124,245)
CLP	11,447,420	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.23% (pays semi-annually)	9/20/33	(2,532)	—	(2,532)
CLP	514,550	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.33% (pays semi-annually)	12/18/34	(16,113)	—	(16,113)
CLP	477,650	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.35% (pays semi-annually)	12/18/34	(15,785)	—	(15,785)
CNY	450,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	1,610,825	—	1,610,825
CNY	68,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	247,181	—	247,181
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	825,351	—	825,351
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	180,224	—	180,224
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	181,266	—	181,266
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	465,895	—	465,895
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	311,225	—	311,225
CNY	38,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.38% (pays quarterly)	12/20/28	184,573	—	184,573
30
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.21% (pays quarterly)	3/20/29	$ 159,066	$ —	$ 159,066
CNY	100,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	3/20/29	484,355	—	484,355
CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	3/20/29	166,648	—	166,648
CNY	40,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.03% (pays quarterly)	9/19/29	147,249	—	147,249
CNY	20,230	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	3/19/30	2,305	—	2,305
CNY	21,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	3/19/30	5,584	—	5,584
CNY	13,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	6,665	—	6,665
CNY	23,850	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	12,017	—	12,017
CNY	10,170	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	5,454	—	5,454
CNY	19,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	10,926	—	10,926
CNY	10,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	5,669	—	5,669
CNY	13,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	8,094	—	8,094
CNY	10,150	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	6,433	—	6,433
CNY	14,340	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	9,061	—	9,061
CNY	9,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	6,596	—	6,596
CNY	64,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	3/19/30	67,286	—	67,286
CNY	50,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.66% (pays quarterly)	3/19/30	78,640	—	78,640
CNY	33,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	6/18/30	10,023	—	10,023
31
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	15,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	6/18/30	$ 17,905	$ —	$ 17,905
COP	10,004,000	Receives	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/17/25	15,553	(4,300)	11,253
COP	10,004,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(15,292)	—	(15,292)
COP	16,815,980	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.24% (pays quarterly)	6/18/30	(12,280)	—	(12,280)
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(270,225)	—	(270,225)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	309,083	—	309,083
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	163,533	—	163,533
CZK	49,200	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	107,055	—	107,055
CZK	593,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.65% (pays annually)	6/19/29	882,785	—	882,785
CZK	61,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.64% (pays annually)	3/19/30	46,745	—	46,745
CZK	31,235	Pays	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	3/20/34	6,427	—	6,427
CZK	246,212	Pays	6-month CZK PRIBOR (pays semi-annually)	3.56% (pays annually)	12/18/34	33,318	—	33,318
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(143,528)	—	(143,528)
HUF	1,304,600	Pays	6-month HUF BUBOR (pays semi-annually)	6.15% (pays annually)	6/18/30	41,848	—	41,848
HUF	3,071,300	Pays	6-month HUF BUBOR (pays semi-annually)	6.19% (pays annually)	12/18/34	(89,433)	—	(89,433)
ILS	21,920	Pays	3-month ILS TELBOR (pays quarterly)	3.88% (pays annually)	6/18/30	8,054	—	8,054
INR	1,636,353	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	447,010	—	447,010
INR	1,530,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	12/18/29	199,253	—	199,253
INR	866,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	119,893	—	119,893
INR	377,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	52,580	—	52,580
INR	509,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	12/18/29	87,059	—	87,059
INR	1,940,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	12/18/29	339,283	—	339,283
INR	1,018,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.28% (pays semi-annually)	12/18/29	318,076	—	318,076
INR	476,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	75,969	—	75,969
32
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	3,069,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	3/19/30	$ 517,729	$ —	$ 517,729
INR	859,470	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	3/19/30	171,052	—	171,052
INR	77,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.06% (pays semi-annually)	3/19/30	17,400	—	17,400
INR	194,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	44,503	—	44,503
INR	559,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	128,769	—	128,769
INR	190,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	43,983	—	43,983
INR	150,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	35,600	—	35,600
INR	700,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.21% (pays semi-annually)	3/19/30	207,950	—	207,950
INR	216,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	11,285	—	11,285
INR	131,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	7,092	—	7,092
INR	186,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.78% (pays semi-annually)	6/18/30	17,199	—	17,199
INR	304,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.78% (pays semi-annually)	6/18/30	28,140	—	28,140
INR	902,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.81% (pays semi-annually)	6/18/30	95,977	—	95,977
INR	1,080,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	6/18/30	192,332	—	192,332
KRW	1,683,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.57% (pays quarterly)	3/19/30	16,553	—	16,553
KRW	3,640,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	39,629	—	39,629
KRW	7,423,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	81,970	—	81,970
KRW	2,969,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.61% (pays quarterly)	3/19/30	33,809	—	33,809
KRW	2,841,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.71% (pays quarterly)	3/19/30	42,150	—	42,150
KRW	3,735,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.72% (pays quarterly)	3/19/30	56,379	—	56,379
KRW	7,495,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.73% (pays quarterly)	3/19/30	115,075	—	115,075
KRW	9,742,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.51% (pays quarterly)	6/18/30	87,065	—	87,065
33
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	3,493,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.51% (pays quarterly)	6/18/30	$ 31,923	$ —	$ 31,923
KRW	1,062,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	(16,559)	—	(16,559)
KRW	1,916,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(36,199)	—	(36,199)
KRW	3,927,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(76,528)	—	(76,528)
KRW	1,566,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(31,535)	—	(31,535)
KRW	1,497,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(39,088)	—	(39,088)
KRW	1,987,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(51,946)	—	(51,946)
KRW	3,975,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(107,145)	—	(107,145)
MXN	323,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.11% (pays monthly)	12/16/26	392,866	(12,900)	379,966
MXN	105,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.42% (pays monthly)	3/13/30	159,462	—	159,462
MXN	356,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.88% (pays monthly)	11/24/34	907,610	—	907,610
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(67,131)	—	(67,131)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(63,184)	—	(63,184)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(478,729)	—	(478,729)
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(29,365)	—	(29,365)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(199,816)	—	(199,816)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(713,758)	—	(713,758)
PLN	23,914	Pays	6-month PLN WIBOR (pays semi-annually)	5.41% (pays annually)	6/19/29	517,404	—	517,404
PLN	58,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.42% (pays annually)	6/19/29	1,267,212	—	1,267,212
PLN	13,700	Pays	6-month PLN WIBOR (pays semi-annually)	5.02% (pays annually)	9/18/29	235,004	—	235,004
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	495,425	—	495,425
34
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.50% (pays annually)	6/19/34	$ 584,357	$ —	$ 584,357
PLN	7,086	Pays	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	6/19/34	234,765	—	234,765
PLN	9,675	Receives	6-month PLN WIBOR (pays semi-annually)	5.14% (pays annually)	12/18/34	(172,612)	—	(172,612)
PLN	6,053	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	1,089	—	1,089
PLN	23,656	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	(18,247)	—	(18,247)
PLN	31,321	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	(41,128)	—	(41,128)
SGD	6,720	Pays	SORA (pays semi-annually)	1.96% (pays semi-annually)	6/18/30	18,161	—	18,161
THB	291,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(77,627)	—	(77,627)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(47,992)	—	(47,992)
THB	514,900	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.94% (pays semi-annually)	12/20/28	912,280	—	912,280
THB	27,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.95% (pays semi-annually)	12/20/28	49,003	—	49,003
THB	830,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.18% (pays semi-annually)	6/19/29	826,529	—	826,529
THB	60,900	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	3/19/30	48,043	—	48,043
THB	78,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	62,401	—	62,401
THB	164,100	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	132,381	—	132,381
THB	32,680	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	(1,943)	—	(1,943)
THB	77,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	(4,395)	—	(4,395)
THB	136,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	(5,943)	—	(5,943)
THB	80,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	(1,747)	—	(1,747)
THB	79,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(182)	—	(182)
35
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	79,220	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	$ (11)	$ —	$ (11)
THB	96,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	167	—	167
THB	132,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	937	—	937
THB	259,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	2,962	—	2,962
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	39,649	—	39,649
THB	678,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.48% (pays semi-annually)	6/19/34	1,349,358	—	1,349,358
ZAR	114,730	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	6/18/30	47,245	—	47,245
Total						$11,885,878	$(17,200)	$11,868,678
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	112,767	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	$ 388,697
Bank of America, N.A.	MYR	138,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	9/18/29	544,143
Bank of America, N.A.	MYR	19,879	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	42,135
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(30,359)
BNP Paribas	MYR	16,351	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	35,098
BNP Paribas	MYR	17,080	Pays	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	6/18/30	41,567
Citibank, N.A.	MYR	113,116	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	391,500
Citibank, N.A.	MYR	77,049	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	169,540
JPMorgan Chase Bank, N.A.	MYR	21,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.45% (pays quarterly)	6/18/30	36,021
Standard Chartered Bank	MYR	34,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	12/18/29	57,590
Standard Chartered Bank	MYR	16,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	12/18/29	50,219
36
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Standard Chartered Bank	MYR	33,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	6/18/30	$ 62,880
Standard Chartered Bank	MYR	79,041	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	165,402
Total							$1,954,433
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 57,353,966 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	6/5/26/ 6/5/29	$91,769
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 109,473,675 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	5/31/26/ 5/31/29	200,236
				$292,005
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SORA	– Singapore Overnight Rate Average
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna

DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
KES	– Kenyan Shilling
37
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu

RSD	– Serbian Dinar
RUB	– Russian Ruble
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand

38
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $870,177,365)	$836,408,074
Affiliated investments, at value (identified cost $102,423,979)	102,423,979
Cash	8,772,610
Deposits for derivatives collateral:
Centrally cleared derivatives	31,422,832
OTC derivatives	2,080,000
Foreign currency, at value (identified cost $13,906,878)	13,823,165
Interest receivable	20,806,322
Dividends receivable from affiliated investments	486,033
Receivable for investments sold	2,776,011
Receivable for variation margin on open centrally cleared derivatives	1,272,685
Receivable for open forward foreign currency exchange contracts	19,484,372
Receivable for open forward volatility agreements	23,103
Receivable for open swap contracts	2,276,797
Receivable for open non-deliverable bond forward contracts	210,427
Trustees' deferred compensation plan	85,311
Total assets	$1,042,351,721
Liabilities
Cash collateral due to brokers	$2,080,000
Written options outstanding, at value (premiums received $558,393)	312,347
Payable for investments purchased	20,210,824
Payable for variation margin on open futures contracts	59,050
Payable for open forward foreign currency exchange contracts	14,421,856
Payable for open forward volatility agreements	829
Payable for open swap contracts	30,359
Payable for closed swap contracts	43,021
Payable for open non-deliverable bond forward contracts	164,959
Payable to affiliates:
Investment adviser fee	503,422
Trustees' fees	5,190
Trustees' deferred compensation plan	85,311
Accrued foreign capital gains taxes	317,920
Accrued expenses	423,985
Total liabilities	$38,659,073
Net Assets applicable to investors' interest in Portfolio	$1,003,692,648
39
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income from affiliated investments	$1,955,463
Interest income (net of foreign taxes withheld of $565,286)	48,191,928
Other income	6,750
Total investment income	$50,154,141
Expenses
Investment adviser fee	$3,187,457
Trustees’ fees and expenses	29,395
Custodian fee	646,282
Legal and accounting services	101,001
Interest expense and fees	309,669
Miscellaneous	33,355
Total expenses	$4,307,159
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$66,391
Total expense reductions	$66,391
Net expenses	$4,240,768
Net investment income	$45,913,373
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(36,797,488)
Written options	104,747
Futures contracts	245,300
Swap contracts	(3,576,392)
Foreign currency transactions	(1,494,672)
Forward foreign currency exchange contracts	(8,448,145)
Non-deliverable bond forward contracts	(1,800,007)
Net realized loss	$(51,766,657)
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $123,649)	$29,336,378
Written options	251,570
Forward volatility agreements	22,274
Futures contracts	(992,377)
Swap contracts	17,328,494
Foreign currency	332,637
Forward foreign currency exchange contracts	16,124,075
Non-deliverable bond forward contracts	545,230
Net change in unrealized appreciation (depreciation)	$62,948,281
Net realized and unrealized gain	$11,181,624
Net increase in net assets from operations	$57,094,997
40
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$45,913,373	$107,112,314
Net realized loss	(51,766,657)	(53,885,994)
Net change in unrealized appreciation (depreciation)	62,948,281	70,970,536
Net increase in net assets from operations	$57,094,997	$124,196,856
Capital transactions:
Contributions	$112,968,400	$234,218,091
Withdrawals	(311,849,762)	(282,950,097)
Net decrease in net assets from capital transactions	$(198,881,362)	$(48,732,006)
Net increase (decrease) in net assets	$(141,786,365)	$75,464,850
Net Assets
At beginning of period	$1,145,479,013	$1,070,014,163
At end of period	$1,003,692,648	$1,145,479,013
41
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.87%(2)(3)	0.86%(3)	0.73%	0.76%	0.75%	0.79%
Net expenses	0.86%(2)(3)(4)	0.86%(3)(4)	0.72%(4)	0.76%(4)	0.75%	0.79%
Net investment income	9.36%(2)	8.66%	6.43%	6.43%	4.98%	5.79%
Portfolio Turnover	33%(5)	85%	67%	33%	56%	56%
Total Return	6.40%(5)	11.30%	15.00%	(20.12)%	1.48%	0.08%
Net assets, end of period (000’s omitted)	$1,003,693	$1,145,479	$1,070,014	$958,731	$1,561,621	$1,253,935
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.06% and 0.12% of average daily net assets for the six months ended April 30, 2025 and the year ended October 31, 2024, respectively.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(5)	Not annualized.
42

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 86.4%, 13.1% and 0.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.
43

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying
44

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
O  Forward Volatility Agreements—Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
P  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the
45

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
Q  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
R  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $3,187,457 or 0.65% (annualized) of the Portfolio’s average daily net assets.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $66,391 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $246,778,516 and $413,469,700, respectively, for the six months ended April 30, 2025.
46

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$979,955,045
Gross unrealized appreciation	$80,902,127
Gross unrealized depreciation	(98,906,613)
Net unrealized depreciation	$(18,004,486)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward volatility agreements, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options, forward volatility agreements and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, interest rate swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $14,930,350. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $11,931,632 at April 30, 2025.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for
47

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$775,462	$ —	$775,462
Not applicable	17,739,275*	19,064,379*	36,803,654
Receivable for open forward foreign currency exchange contracts	19,484,372	—	19,484,372
Receivable for open forward volatility agreements	23,103	—	23,103
Receivable for open swap contracts	—	2,276,797	2,276,797
Receivable for open non-deliverable bond forward contracts	—	210,427	210,427
Total Asset Derivatives	$38,022,212	$21,551,603	$59,573,815
Derivatives not subject to master netting or similar agreements	$17,739,275	$19,064,379	$36,803,654
Total Asset Derivatives subject to master netting or similar agreements	$20,282,937	$2,487,224	$22,770,161
Written options outstanding, at value	$(312,347)	$ —	$(312,347)
Not applicable	(13,001,088)*	(7,731,209)*	(20,732,297)
Payable for open forward foreign currency exchange contracts	(14,421,856)	—	(14,421,856)
Payable for open forward volatility agreements	(829)	—	(829)
Payable for open swap contracts	—	(30,359)	(30,359)
Payable for open non-deliverable bond forward contracts	—	(164,959)	(164,959)
Total Liability Derivatives	$(27,736,120)	$(7,926,527)	$(35,662,647)
Derivatives not subject to master netting or similar agreements	$(13,001,088)	$(7,731,209)	$(20,732,297)
Total Liability Derivatives subject to master netting or similar agreements	$(14,735,032)	$(195,318)	$(14,930,350)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$1,407,329	$(154,642)	$(1,118,623)	$ —	$134,064	$ —
Barclays Bank PLC	3,843,442	(2,083,920)	—	(1,600,000)	159,522	1,600,000
BNP Paribas	323,025	(30,359)	(238,552)	—	54,114	—
Citibank, N.A.	1,260,496	(818,143)	—	—	442,353	—
Deutsche Bank AG	315,659	(76,964)	—	(220,000)	18,695	220,000
48

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Goldman Sachs International	$1,413,175	$(1,413,175)	$ —	$ —	$ —	$ —
HSBC Bank USA, N.A.	1,238,277	(621,023)	(526,989)	—	90,265	—
ICBC Standard Bank plc	763,656	(562,338)	—	(201,318)	—	260,000
JPMorgan Chase Bank, N.A.	3,182,726	(3,182,726)	—	—	—	—
Societe Generale	697,670	—	(638,186)	—	59,484	—
Standard Chartered Bank	7,623,989	(5,005,356)	—	—	2,618,633	—
State Street Bank and Trust Company	419,868	(419,868)	—	—	—	—
UBS AG	280,849	(148,419)	(110,643)	—	21,787	—
	$22,770,161	$(14,516,933)	$(2,632,993)	$(2,021,318)	$3,598,917	$2,080,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(154,642)	$154,642	$ —	$ —	$ —	$ —
Barclays Bank PLC	(2,083,920)	2,083,920	—	—	—	—
BNP Paribas	(30,359)	30,359	—	—	—	—
Citibank, N.A.	(818,143)	818,143	—	—	—	—
Credit Agricole Corporate and Investment Bank	(129,687)	—	129,687	—	—	—
Deutsche Bank AG	(76,964)	76,964	—	—	—	—
Goldman Sachs International	(1,624,218)	1,413,175	167,585	—	(43,458)	—
HSBC Bank USA, N.A.	(621,023)	621,023	—	—	—	—
ICBC Standard Bank plc	(562,338)	562,338	—	—	—	—
JPMorgan Chase Bank, N.A.	(3,197,006)	3,182,726	—	—	(14,280)	—
Standard Chartered Bank	(5,005,356)	5,005,356	—	—	—	—
State Street Bank and Trust Company	(478,275)	419,868	—	—	(58,407)	—
UBS AG	(148,419)	148,419	—	—	—	—
	$(14,930,350)	$14,516,933	$297,272	$ —	$(116,145)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$2,080,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
49

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(641,005)	$(109,852)	$(750,857)
Written options	104,747	—	104,747
Futures contracts	—	245,300	245,300
Swap contracts	—	(3,576,392)	(3,576,392)
Forward foreign currency exchange contracts	(8,448,145)	—	(8,448,145)
Non-deliverable bond forward contracts	—	(1,800,007)	(1,800,007)
Total	$(8,984,403)	$(5,240,951)	$(14,225,354)
Change in unrealized appreciation (depreciation):
Investments(1)	$175,964	$109,830	$285,794
Written options	251,570	—	251,570
Forward volatility agreements	22,274	—	22,274
Futures contracts	—	(992,377)	(992,377)
Swap contracts	—	17,328,494	17,328,494
Forward foreign currency exchange contracts	16,124,075	—	16,124,075
Non-deliverable bond forward contracts	—	545,230	545,230
Total	$16,573,883	$16,991,177	$33,565,060
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements	Non-Deliverable Bond Forward Contracts	Purchased Swaptions	Swap Contracts
$34,177,000	$3,263,040,000	$5,286,000	$49,012,000	$8,056,000	$1,444,590,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately $96,660,000 and $50,666,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
50

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of April 30, 2025. For the six months ended April 30, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $10,162,000 and 4.99%, respectively.
8  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $102,423,979, which represents 10.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,727,085	$486,088,320	$(389,391,426)	$ —	$ —	$102,423,979	$1,955,463	102,423,979
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 48,401,334	$ —	$ 48,401,334
Loan Participation Notes	—	—	12,648,800	12,648,800
Sovereign Government Bonds	—	620,155,915	—	620,155,915
Short-Term Investments:
Affiliated Fund	102,423,979	—	—	102,423,979
Sovereign Government Securities	—	36,263,506	—	36,263,506
U.S. Treasury Obligations	—	118,163,057	—	118,163,057
Purchased Currency Options	—	775,462	—	775,462
Total Investments	$102,423,979	$823,759,274	$12,648,800	$938,832,053
Forward Foreign Currency Exchange Contracts	$ —	$ 37,223,647	$ —	$ 37,223,647
Forward Volatility Agreements	—	23,103	—	23,103
Non-Deliverable Bond Forward Contracts	—	210,427	—	210,427
Futures Contracts	45,042	—	—	45,042
Swap Contracts	—	21,296,134	—	21,296,134
Total	$102,469,021	$882,512,585	$12,648,800	$997,630,406
51

Emerging Markets Local Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Currency Options	$ —	$ (312,347)	$ —	$ (312,347)
Forward Foreign Currency Exchange Contracts	—	(27,422,944)	—	(27,422,944)
Forward Volatility Agreements	—	(829)	—	(829)
Non-Deliverable Bond Forward Contracts	—	(164,959)	—	(164,959)
Futures Contracts	(597,750)	—	—	(597,750)
Swap Contracts	—	(7,163,818)	—	(7,163,818)
Total	$ (597,750)	$(35,064,897)	$ —	$(35,662,647)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
52

EEIAX-NCSR    4.30.25

Eaton Vance
Floating-Rate Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Floating-Rate Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Floating-Rate Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost $4,452,584,292)	$4,206,443,778
Receivable for Fund shares sold	2,409,475
Total assets	$4,208,853,253
Liabilities
Payable for Fund shares redeemed	$11,457,375
Distributions payable	5,007,169
Payable to affiliates:
Administration fee	528,599
Distribution and service fees	186,747
Sub-transfer agency fee	62,306
Trustees' fees	42
Accrued expenses	625,362
Total liabilities	$17,867,600
Net Assets	$4,190,985,653
Sources of Net Assets
Paid-in capital	$5,443,730,113
Accumulated loss	(1,252,744,460)
Net Assets	$4,190,985,653
Advisers Class Shares
Net Assets	$125,065,334
Shares Outstanding	15,328,879
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.16
Class A Shares
Net Assets	$512,082,652
Shares Outstanding	60,662,284
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.44
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.72
Class C Shares
Net Assets	$67,474,076
Shares Outstanding	8,278,640
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.15
Class I Shares
Net Assets	$2,777,266,227
Shares Outstanding	340,172,347
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.16
1
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2025
Class R6 Shares
Net Assets	$709,097,364
Shares Outstanding	86,766,980
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.17
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income allocated from Portfolio	$4,100,687
Interest income allocated from Portfolio	183,926,793
Other income allocated from Portfolio	2,017,567
Expenses allocated from Portfolio	(12,936,295)
Total investment income from Portfolio	$177,108,752
Expenses
Administration fee	$3,370,548
Distribution and service fees:
Advisers Class	154,601
Class A	659,009
Class C	356,545
Trustees’ fees and expenses	250
Custodian fee	30,690
Transfer and dividend disbursing agent fees	1,267,291
Legal and accounting services	28,089
Printing and postage	110,468
Registration fees	76,681
Miscellaneous	29,655
Total expenses	$6,083,827
Net investment income	$171,024,925
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$(21,199,796)
Foreign currency transactions	(2,839,629)
Forward foreign currency exchange contracts	27,774,951
Net realized gain	$3,735,526
Change in unrealized appreciation (depreciation):
Investments	$(89,494,912)
Foreign currency	(1,654,754)
Forward foreign currency exchange contracts	(33,380,826)
Net change in unrealized appreciation (depreciation)	$(124,530,492)
Net realized and unrealized loss	$(120,794,966)
Net increase in net assets from operations	$50,229,959
3
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$171,024,925	$399,339,190
Net realized gain (loss)	3,735,526	(163,463,638)
Net change in unrealized appreciation (depreciation)	(124,530,492)	224,801,157
Net increase in net assets from operations	$50,229,959	$460,676,709
Distributions to shareholders:
Advisers Class	$(4,586,225)	$(10,491,650)
Class A	(19,531,954)	(48,861,119)
Class C	(2,371,810)	(6,521,856)
Class I	(114,810,909)	(279,184,005)
Class R6	(29,723,117)	(69,548,158)
Total distributions to shareholders	$(171,024,015)	$(414,606,788)
Transactions in shares of beneficial interest:
Advisers Class	$6,676,059	$(3,129,842)
Class A	(12,786,004)	(73,252,807)
Class C	(3,764,622)	(16,152,759)
Class I	(197,901,702)	(318,384,582)
Class R6	(87,467,585)	38,625,639
Net decrease in net assets from Fund share transactions	$(295,243,854)	$(372,294,351)
Net decrease in net assets	$(416,037,910)	$(326,224,430)
Net Assets
At beginning of period	$4,607,023,563	$4,933,247,993
At end of period	$4,190,985,653	$4,607,023,563
4
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2025
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.37	$8.29	$8.15	$8.81	$8.47	$8.74
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.69	$0.66	$0.32	$0.27	$0.32
Net realized and unrealized gain (loss)	(0.21)	0.11	0.13	(0.64)	0.34	(0.27)
Total income (loss) from operations	$0.10	$0.80	$0.79	$(0.32)	$0.61	$0.05
Less Distributions
From net investment income	$(0.31)	$(0.72)	$(0.65)	$(0.34)	$(0.27)	$(0.32)
Total distributions	$(0.31)	$(0.72)	$(0.65)	$(0.34)	$(0.27)	$(0.32)
Net asset value — End of period	$8.16	$8.37	$8.29	$8.15	$8.81	$8.47
Total Return(2)	1.14%(3)	9.82%	10.11%	(3.70)%	7.30%	0.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$125,065	$121,691	$123,632	$77,084	$157,768	$94,411
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.06%(6)	1.06%	1.05%	1.01%	1.03%	1.08%
Net expenses	1.06%(6)(7)	1.06%(7)	1.05%(7)	1.01%(7)	1.03%	1.08%
Net investment income	7.41%(6)	8.25%	7.89%	3.70%	3.05%	3.78%
Portfolio Turnover of the Portfolio	14%(3)	31%	19%	27%	26%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022.
5
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2025
Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.66	$8.58	$8.43	$9.12	$8.77	$9.05
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.72	$0.67	$0.35	$0.28	$0.32
Net realized and unrealized gain (loss)	(0.22)	0.10	0.15	(0.69)	0.35	(0.27)
Total income (loss) from operations	$0.10	$0.82	$0.82	$(0.34)	$0.63	$0.05
Less Distributions
From net investment income	$(0.32)	$(0.74)	$(0.67)	$(0.35)	$(0.28)	$(0.33)
Total distributions	$(0.32)	$(0.74)	$(0.67)	$(0.35)	$(0.28)	$(0.33)
Net asset value — End of period	$8.44	$8.66	$8.58	$8.43	$9.12	$8.77
Total Return(2)	1.10%(3)	9.92%	10.04%	(3.78)%	7.27%	0.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$512,083	$538,563	$606,136	$707,666	$751,136	$658,206
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.06%(6)	1.06%	1.06%	1.01%	1.03%	1.07%
Net expenses	1.06%(6)(7)	1.06%(7)	1.06%(7)	1.01%(7)	1.03%	1.07%
Net investment income	7.41%(6)	8.26%	7.79%	3.96%	3.06%	3.68%
Portfolio Turnover of the Portfolio	14%(3)	31%	19%	27%	26%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022.
6
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.37	$8.29	$8.14	$8.80	$8.47	$8.73
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.63	$0.58	$0.27	$0.20	$0.25
Net realized and unrealized gain (loss)	(0.22)	0.10	0.16	(0.65)	0.34	(0.25)
Total income (loss) from operations	$0.05	$0.73	$0.74	$(0.38)	$0.54	$0.00(2)
Less Distributions
From net investment income	$(0.27)	$(0.65)	$(0.59)	$(0.28)	$(0.21)	$(0.26)
Total distributions	$(0.27)	$(0.65)	$(0.59)	$(0.28)	$(0.21)	$(0.26)
Net asset value — End of period	$8.15	$8.37	$8.29	$8.14	$8.80	$8.47
Total Return(3)	0.64%(4)	9.14%	9.29%	(4.43)%	6.38%	0.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,474	$73,083	$88,377	$117,294	$135,213	$189,138
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.81%(7)	1.81%	1.81%	1.76%	1.79%	1.82%
Net expenses	1.81%(7)(8)	1.81%(8)	1.81%(8)	1.76%(8)	1.79%	1.82%
Net investment income	6.66%(7)	7.51%	7.03%	3.18%	2.32%	2.97%
Portfolio Turnover of the Portfolio	14%(4)	31%	19%	27%	26%	28%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022.
7
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.38	$8.30	$8.15	$8.82	$8.48	$8.75
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.71	$0.66	$0.36	$0.29	$0.34
Net realized and unrealized gain (loss)	(0.22)	0.11	0.16	(0.67)	0.35	(0.26)
Total income (loss) from operations	$0.10	$0.82	$0.82	$(0.31)	$0.64	$0.08
Less Distributions
From net investment income	$(0.32)	$(0.74)	$(0.67)	$(0.36)	$(0.30)	$(0.35)
Total distributions	$(0.32)	$(0.74)	$(0.67)	$(0.36)	$(0.30)	$(0.35)
Net asset value — End of period	$8.16	$8.38	$8.30	$8.15	$8.82	$8.48
Total Return(2)	1.14%(3)	10.23%	10.38%	(3.57)%	7.56%	0.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,777,266	$3,056,517	$3,343,188	$5,269,963	$5,988,270	$3,565,898
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.81%(6)	0.81%	0.81%	0.76%	0.78%	0.82%
Net expenses	0.81%(6)(7)	0.81%(7)	0.81%(7)	0.76%(7)	0.78%	0.82%
Net investment income	7.66%(6)	8.50%	8.00%	4.18%	3.29%	3.95%
Portfolio Turnover of the Portfolio	14%(3)	31%	19%	27%	26%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022.
8
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.39	$8.31	$8.16	$8.83	$8.49	$8.76
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.72	$0.68	$0.36	$0.29	$0.34
Net realized and unrealized gain (loss)	(0.22)	0.11	0.15	(0.66)	0.35	(0.26)
Total income (loss) from operations	$0.10	$0.83	$0.83	$(0.30)	$0.64	$0.08
Less Distributions
From net investment income	$(0.32)	$(0.75)	$(0.68)	$(0.37)	$(0.30)	$(0.35)
Total distributions	$(0.32)	$(0.75)	$(0.68)	$(0.37)	$(0.30)	$(0.35)
Net asset value — End of period	$8.17	$8.39	$8.31	$8.16	$8.83	$8.49
Total Return(2)	1.17%(3)	10.29%	10.44%	(3.51)%	7.61%	1.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$709,097	$817,169	$771,916	$625,769	$718,642	$386,940
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.75%(6)	0.75%	0.75%	0.71%	0.73%	0.76%
Net expenses	0.75%(6)(7)	0.75%(7)	0.75%(7)	0.71%(7)	0.73%	0.76%
Net investment income	7.71%(6)	8.54%	8.17%	4.19%	3.34%	3.97%
Portfolio Turnover of the Portfolio	14%(3)	31%	19%	27%	26%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022.
9
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Eaton Vance Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (86.1% at April 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
10

Eaton Vance
Floating-Rate Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $867,540,533 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $55,327,063 are short-term and $812,213,470 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2025, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For six months ended April 30, 2025, the administration fee amounted to $3,370,548. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $94,509 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $10,785 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025 in the amount of $2,056. EVD also received distribution and service fees from Advisers Class, Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
11

Eaton Vance
Floating-Rate Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect distribution plans for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $154,601 for Advisers Class shares and $659,009 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $267,409 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $89,136 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received $5,947 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $156,550,628 and $627,324,581, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Advisers Class
Sales	1,537,567	$ 12,802,596	2,302,763	$ 19,316,277
Issued to shareholders electing to receive payments of distributions in Fund shares	549,061	4,559,973	1,242,456	10,425,562
Redemptions	(1,289,880)	(10,686,510)	(3,917,873)	(32,871,681)
Net increase (decrease)	796,748	$ 6,676,059	(372,654)	$ (3,129,842)
Class A
Sales	5,925,403	$ 51,112,985	7,707,391	$ 66,935,582
Issued to shareholders electing to receive payments of distributions in Fund shares	1,935,608	16,640,473	4,792,426	41,604,072
Redemptions	(9,358,902)	(80,539,462)	(20,967,835)	(181,792,461)
Net decrease	(1,497,891)	$(12,786,004)	(8,468,018)	$ (73,252,807)
12

Eaton Vance
Floating-Rate Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	1,053,975	$ 8,791,490	1,498,177	$ 12,557,387
Issued to shareholders electing to receive payments of distributions in Fund shares	255,492	2,120,385	687,933	5,767,007
Redemptions	(1,767,554)	(14,676,497)	(4,115,584)	(34,477,153)
Net decrease	(458,087)	$ (3,764,622)	(1,929,474)	$ (16,152,759)
Class I
Sales	53,440,716	$445,157,971	97,665,975	$ 819,935,294
Issued to shareholders electing to receive payments of distributions in Fund shares	12,014,814	99,853,833	29,039,281	243,867,757
Redemptions	(90,032,408)	(742,913,506)	(164,728,157)	(1,382,187,633)
Net decrease	(24,576,878)	$(197,901,702)	(38,022,901)	$ (318,384,582)
Class R6
Sales	11,047,955	$ 92,528,222	29,894,734	$ 251,466,990
Issued to shareholders electing to receive payments of distributions in Fund shares	1,991,731	16,571,190	4,715,805	39,645,668
Redemptions	(23,693,197)	(196,566,997)	(30,101,794)	(252,487,019)
Net increase (decrease)	(10,653,511)	$(87,467,585)	4,508,745	$ 38,625,639
13

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.2%
Security	Principal Amount (000's omitted)	Value
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 11.428%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	$1,500	$ 1,484,682
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 12.51%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,325	1,334,923
Barings CLO Ltd.:
Series 2015-1A, Class DR, 7.131%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,500,802
Series 2018-1A, Class C, 7.118%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,468,577
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.481%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,524,296
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.131%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,334,795
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 11.20%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,002,429
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 7.441%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,503,907
Series 2018-1A, Class D, 10.191%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,475	2,339,254
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 7.685%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,477,959
Series 2016-3A, Class ER, 10.535%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,332,140
Series 2018-1A, Class D, 7.591%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,461,945
Series 2018-1A, Class E, 10.491%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,755,966
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.371%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	960,142
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.661%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,975,052
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.956%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,928,596
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 11.414%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,450,048
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 10.346%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	3,500	3,507,763
Series 2023-21A, Class D, 9.72%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	3,525	3,545,233
Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 10.218%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	$4,875	$ 4,785,388
Series 2016-1A, Class ER, 10.268%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,869,220
Series 2016-2A, Class ER, 10.518%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,370,719
Series 2017-1A, Class E, 10.768%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,148,229
Series 2018-1A, Class D, 7.418%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	2,974,929
Series 2018-1A, Class E, 10.268%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,694,271
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 7.341%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	4,989,645
Series C17A, Class DR, 10.541%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,329,242
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 8.003%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,503,672
Series 2012-3A, Class DR2, 11.003%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,457,886
Series 2014-3RA, Class C, 7.494%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	1,001,487
Series 2014-3RA, Class D, 9.944%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,023,410
Series 2014-4RA, Class C, 7.418%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	1,999,758
Series 2014-4RA, Class D, 10.168%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,417,826
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 10.856%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,946,945
Series 2022-6A, Class DR, 9.032%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,200	2,202,618
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.131%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	993,613
CIFC Funding Ltd., Series 2022-4A, Class D, 7.811%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,753,827
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.368%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,476,885
Series 2018-55A, Class E, 9.918%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,930,278
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.118%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	4,975,000
Series 2015-41A, Class ER, 9.818%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,188,404
Series 2016-42A, Class D1AR, 7.556%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,476,140
Series 2016-42A, Class ERR, 10.756%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,417,785

14
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 11.353%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	$2,500	$ 2,455,173
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.481%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,846,618
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 10.931%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,003,609
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.67%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,450	1,457,205
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.856%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,376,145
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.512%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,004,162
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 10.782%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	3,181,690
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.092%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,946,636
Series 2021-2A, Class ER, 9.356%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	985,493
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.237%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,242,800
RAD CLO 14 Ltd., Series 2021-14A, Class E, 11.018%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	925,651
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.468%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,602,365
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.431%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,507,771
Series 2016-1A, Class DR, 10.431%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,023,185
Voya CLO Ltd.:
Series 2015-3A, Class CR, 7.681%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,493,125
Series 2015-3A, Class DR, 10.731%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,110,325
Series 2016-3A, Class CR, 7.781%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	1,988,782
Series 2016-3A, Class DR, 10.611%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,102,466
Series 2018-2A, Class E, 9.768%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,257,808
Security	Principal Amount (000's omitted)	Value
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 8.031%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	$1,200	$ 1,165,244
Series 2021-3A, Class E, 11.618%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	901,539
Total Asset-Backed Securities (identified cost $158,372,112)		$ 154,393,478

Common Stocks — 1.3%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	950	$ 0
IAP Worldwide Services LLC(3)(4)	1,627	0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	223,950	$ 3,433,936
Phoenix Services International LLC(4)(5)	168,954	675,816
Phoenix Services International LLC(4)(5)	15,415	61,660
		$ 4,171,412
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	250,979	$ 491,542
		$ 491,542
Electronic Equipment, Instruments & Components — 0.4%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	8,745	$ 19,670,741
		$ 19,670,741
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	44,676	$ 854,652
		$ 854,652
Entertainment — 0.0%†
New Cineworld Ltd.(4)(5)	80,602	$ 1,692,642
		$ 1,692,642
Health Care — 0.2%
Akorn Holding Co. LLC(3)(4)(5)	705,631	$ 0
Cano Health, Inc.(4)(5)	314,140	2,146,675
Envision Parent, Inc.(4)(5)	778,264	9,592,104
		$ 11,738,779

15
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(4)(5)	1,348,933	$ 12,814,864
Serta SSB Equipment Co.(3)(4)(5)	1,348,933	0
		$ 12,814,864
Investment Companies — 0.0%†
Aegletes BV(4)(5)	116,244	$ 61,958
		$ 61,958
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(4)(5)	73,982	$ 5,499,341
		$ 5,499,341
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	498,342	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(4)(5)	100,308	$ 8,730,959
		$ 8,730,959
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	2,897	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	2,314,594	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,590	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	364,650	$ 0
		$ 0
Total Common Stocks (identified cost $108,980,129)		$ 65,726,890

Corporate Bonds — 7.5%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.4%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$1,800	$ 1,761,318
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,175	3,242,767
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense (continued)
TransDigm, Inc.: (continued)
6.875%, 12/15/30(1)	$15,000	$ 15,467,145
		$ 20,471,230
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$3,058	$ 3,040,503
5.75%, 4/20/29(1)	10,875	10,559,768
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,562,903
4.625%, 4/15/29(1)	4,625	4,350,108
		$ 22,513,282
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$3,600	$ 3,801,517
		$ 3,801,517
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$675	$ 681,536
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	724	726,945
		$ 1,408,481
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,567,240
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	531	527,980
		$ 3,095,220
Business Equipment and Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$4,475	$ 4,305,703
4.625%, 6/1/28(1)	15,725	15,071,922
		$ 19,377,625
Chemicals — 0.3%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$9,350	$ 8,647,507
7.125%, 10/1/27(1)	925	928,250
9.75%, 11/15/28(1)	7,600	7,928,381
		$ 17,504,138
Commercial Services — 0.2%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	$5,550	$ 4,946,299

16
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Commercial Services (continued)
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	$3,250	$ 3,351,787
		$ 8,298,086
Computers — 0.0%†
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$1,800	$ 1,878,514
		$ 1,878,514
Diversified Financial Services — 0.1%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	$2,925	$ 3,015,508
Aretec Group, Inc., 10.00%, 8/15/30(1)	4,225	4,554,559
		$ 7,570,067
Diversified Telecommunication Services — 0.8%
Altice France SA:
5.125%, 1/15/29(1)	$1,300	$ 1,054,081
5.125%, 7/15/29(1)	13,725	11,217,832
8.125%, 2/1/27(1)	14,325	13,123,890
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	9,100	10,120,142
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,849,720
		$ 41,365,665
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$9,150	$ 8,691,925
		$ 8,691,925
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$13,925	$ 13,315,077
		$ 13,315,077
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$1,175	$ 1,116,192
		$ 1,116,192
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$2,925	$ 2,942,852
Six Flags Entertainment Corp., 7.00%, 7/1/25(1)	586	586,935
		$ 3,529,787
Health Care — 0.5%
Medline Borrower LP, 3.875%, 4/1/29(1)	$18,800	$ 17,555,895
Tenet Healthcare Corp., 4.25%, 6/1/29	5,950	5,673,126
		$ 23,229,021
Security	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	$25,575	$ 24,409,931
		$ 24,409,931
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 4,140,118
		$ 4,140,118
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(1)	$700	$ 676,121
7.00%, 1/15/31(1)	1,750	1,777,820
AmWINS Group, Inc., 6.375%, 2/15/29(1)	4,850	4,910,834
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	15,325	15,713,335
		$ 23,078,110
Internet Software & Services — 0.0%†
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$2,700	$ 2,325,497
		$ 2,325,497
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$3,300	$ 3,292,141
NCL Corp. Ltd., 5.875%, 2/15/27(1)	18,500	18,426,468
		$ 21,718,609
Machinery — 0.4%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$13,050	$ 12,471,702
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	5,650	5,568,963
		$ 18,040,665
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$5,250	$ 5,144,129
		$ 5,144,129
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,025	$ 2,865,632
		$ 2,865,632
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$6,393	$ 6,428,266

17
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$2,525	$ 2,466,761
		$ 8,895,027
Retail — 0.2%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$10,580	$ 9,811,259
		$ 9,811,259
Software — 0.6%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$14,930	$ 15,585,397
9.00%, 9/30/29(1)	7,100	7,160,561
GoTo Group, Inc., 5.50%, 5/1/28(1)	1,342	1,170,895
UKG, Inc., 6.875%, 2/1/31(1)	7,850	8,083,569
		$ 32,000,422
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$9,650	$ 9,114,863
		$ 9,114,863
Telecommunications — 0.1%
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$3,550	$ 3,101,345
		$ 3,101,345
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$6,403	$ 6,422,480
		$ 6,422,480
Total Corporate Bonds (identified cost $376,188,590)		$ 368,233,914

Exchange-Traded Funds — 0.3%
Security	Shares	Value
Income Funds — 0.3%
Eaton Vance Floating-Rate ETF(6)	292,500	$ 14,391,000
Total Exchange-Traded Funds (identified cost $14,787,450)		$ 14,391,000

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	78,854	$ 1,912,209
Series G1(4)	54,480	1,198,560
Total Preferred Stocks (identified cost $2,733,347)		$ 3,110,769

Senior Floating-Rate Loans — 84.8%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.6%
Aernnova Aerospace SAU, Term Loan, 6.323%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 8,497,427
Air Comm Corp. LLC:
Term Loan, 7.321%, (1 mo. USD Term SOFR + 3.00%), 11/21/31		12,877	12,772,298
Term Loan, 12/11/31(8)		1,073	1,064,358
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.73%, (3 mo. USD Term SOFR + 4.50%), 2/11/32		6,050	6,034,875
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)		6,709	5,379,643
Novaria Holdings LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 6/6/31		2,363	2,363,140
TransDigm, Inc.:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 2/28/31		9,183	9,102,832
Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 3/22/30		29,189	29,163,230
Vista Management Holding, Inc., Term Loan, 8.048%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		5,575	5,561,062
			$ 79,938,865
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 8.302%, (3 mo. USD Term SOFR + 4.00%), 4/8/30		5,910	$ 5,688,555
			$ 5,688,555
Airlines — 0.4%
American Airlines, Inc., Term Loan, 6.52%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		21,903	$ 21,487,075
			$ 21,487,075

18
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods — 0.6%
Gloves Buyer, Inc., Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 12/29/27		21,387	$ 20,477,877
Hanesbrands, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		6,366	6,326,302
			$ 26,804,179
Auto Components — 1.3%
Adient U.S. LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		6,409	$ 6,281,763
Autokiniton U.S. Holdings, Inc., Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		12,775	12,595,471
Clarios Global LP:
Term Loan, 5.151%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,515	1,686,456
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		5,650	5,548,780
DexKo Global, Inc.:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,284	4,474,255
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,291	6,570,788
Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		1,781	1,649,166
Lippert Colipper, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 3/25/32		3,350	3,316,500
LTI Holdings, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 7/19/29		10,214	9,767,851
RealTruck Group, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 1/31/28		5,298	4,955,880
Term Loan, 9.436%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		7,054	6,736,366
			$ 63,583,276
Automobiles — 0.7%
Bombardier Recreational Products, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/22/31		16,917	$ 16,366,731
MajorDrive Holdings IV LLC:
Term Loan, 8.561%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		14,665	13,664,596
Term Loan, 9.949%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		2,108	1,960,260
			$ 31,991,587
Beverages — 0.8%
Celsius Holdings, Inc., Term Loan, 7.548%, (3 mo. USD Term SOFR + 3.25%), 4/1/32		6,600	$ 6,569,739
Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages (continued)
City Brewing Co. LLC:
Term Loan, 8.018%, (3 mo. USD Term SOFR + 3.50%), 4/5/28		8,949	$ 3,534,777
Term Loan, 10.506%, (3 mo. USD Term SOFR + 6.25%), 4/5/28		4,757	1,831,457
Term Loan - Second Lien, 0.00%, 4/5/28(9)		10,348	239,340
Triton Water Holdings, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		27,327	27,152,686
			$ 39,327,999
Biotechnology — 0.3%
Alltech, Inc., Term Loan, 8.686%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		12,939	$ 12,796,401
Grifols Worldwide Operations USA, Inc., Term Loan, 6.463%, (3 mo. USD Term SOFR + 2.00%), 11/15/27		3,023	2,984,182
			$ 15,780,583
Broadline Retail — 0.6%
Peer Holding III BV:
Term Loan, 5.605%, (3 mo. EURIBOR + 3.25%), 11/26/31	EUR	5,725	$ 6,496,497
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		11,360	11,327,135
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		13,391	13,353,808
			$ 31,177,440
Building Products — 0.8%
Cornerstone Building Brands, Inc.:
Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		5,963	$ 5,238,331
Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 5/15/31		4,353	3,605,606
CPG International, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 9/19/31		6,708	6,687,224
LHS Borrower LLC, Term Loan, 9.172%, (1 mo. USD Term SOFR + 4.75%), 2/16/29		5,737	5,044,376
MI Windows & Doors LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/28/31		12,307	12,139,871
Oscar AcquisitionCo LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 4/29/29		1,574	1,509,293
Sport Group Holding GmbH, Term Loan, 6.323%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,300	1,465,342
Standard Industries, Inc., Term Loan, 6.069%, (1 mo. USD Term SOFR + 1.75%), 9/22/28		1,274	1,276,960
			$ 36,967,003

19
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets — 3.2%
Advisor Group, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 8/17/28		9,029	$ 9,006,251
AllSpring Buyer LLC, Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		4,357	4,353,168
Aretec Group, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 8/9/30		13,590	13,535,875
CeramTec AcquiCo GmbH, Term Loan, 5.999%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	12,779	14,290,259
Citco Funding LLC, Term Loan, 6.934%, (6 mo. USD Term SOFR + 2.75%), 4/27/28		8,053	8,073,922
Edelman Financial Center LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		9,925	9,900,569
EIG Management Co. LLC, Term Loan, 9.323%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		3,867	3,828,081
FinCo I LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 6/27/29		12,658	12,646,576
Focus Financial Partners LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/15/31		10,887	10,770,568
Franklin Square Holdings LP, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		9,751	9,726,934
Guggenheim Partners LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		24,101	24,111,146
HighTower Holdings LLC, Term Loan, 7.291%, (3 mo. USD Term SOFR + 3.00%), 2/3/32		2,641	2,601,636
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/21/31		6,244	6,196,837
Mariner Wealth Advisors LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/18/28		15,010	15,000,999
Orion Advisor Solutions, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 9/24/30		7,761	7,761,039
Victory Capital Holdings, Inc., Term Loan, 6.609%, (3 mo. USD Term SOFR + 2.25%), 12/29/28		4,103	4,106,379
			$ 155,910,239
Chemicals — 3.7%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.049%, (3 mo. USD Term SOFR + 1.75%), 12/20/29		16,745	$ 16,764,129
Discovery Purchaser Corp., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		5,686	5,663,007
ECO Services Operations Corp., Term Loan, 6.28%, (3 mo. USD Term SOFR + 2.00%), 6/12/31		3,484	3,433,548
GEON Performance Solutions LLC, Term Loan, 8.811%, (3 mo. USD Term SOFR + 4.25%), 8/18/28		5,578	5,403,565
Groupe Solmax, Inc., Term Loan, 9.186% - 9.311%, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 5/29/28		6,612	5,508,220
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Finance PLC, Term Loan, 5.651%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	4,150	$ 4,436,776
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	1,475	1,487,985
Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 3/14/30		4,913	4,175,625
INEOS U.S. Finance LLC:
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		10,048	9,324,071
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		23,057	21,638,718
Lonza Group AG:
Term Loan, 6.28%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	950	1,003,322
Term Loan, 8.324%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		9,301	8,533,371
Minerals Technologies, Inc., Term Loan, 6.32%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		4,788	4,740,120
Momentive Performance Materials, Inc., Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 3/29/28		19,907	19,623,594
Natgasoline LLC, Term Loan, 9.799%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		4,925	4,820,344
Olympus Water U.S. Holding Corp., Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		8,508	8,419,324
Orion Engineered Carbons GmbH, Term Loan, 4.755%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,405,004
Rohm Holding GmbH:
Term Loan, 7.848%, (6 mo. EURIBOR + 5.25%), 7.598% cash, 0.25% PIK, 1/31/29	EUR	11,820	12,797,596
Term Loan, 9.737%, (6 mo. USD Term SOFR + 5.50%), 1/31/29		13,598	12,900,644
SCUR-Alpha 1503 GmbH, Term Loan, 9.78%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		10,333	9,308,075
Tronox Finance LLC:
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 4/4/29		8,664	8,181,888
Term Loan, 6.799% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		11,541	10,896,628
			$ 180,465,554
Commercial Services & Supplies — 2.3%
Albion Financing 3 SARL, Term Loan, 7.302%, (3 mo. USD Term SOFR + 3.00%), 8/16/29		6,865	$ 6,871,002
Armor Holding II LLC, Term Loan, 12/11/28(10)		1,925	1,925,000
Belfor Holdings, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 11/1/30		5,993	5,985,807

20
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
EnergySolutions LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		13,519	$ 13,484,857
Flame Newco LLC, Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 6.422% cash, 4.00% PIK, 6/30/28		2,121	2,078,153
Foundever Group, Term Loan, 6.25%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	2,596,542
Foundever Worldwide Corp., Term Loan, 8.178%, (3 mo. USD Term SOFR + 3.75%), 8/28/28		16,205	9,185,300
GFL Environmental, Inc., Term Loan, 6.819%, (3 mo. USD Term SOFR + 2.50%), 2/4/32		16,400	16,215,500
Harsco Corp., Term Loan, 6.686%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		872	846,895
Heritage-Crystal Clean, Inc., Term Loan, 8.303%, (3 mo. USD Term SOFR + 4.00%), 10/17/30		7,233	7,228,917
Minimax Viking GmbH:
Term Loan, 4.651%, (1 mo. EURIBOR + 2.50%), 3/17/32	EUR	1,475	1,668,690
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 3/17/32		5,675	5,660,813
Monitronics International, Inc., Term Loan, 12.083%, (1 mo. USD Term SOFR + 7.50%), 6/30/28		12,157	12,096,199
Prime Security Services Borrower LLC, Term Loan, 6.319%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		8,330	8,305,567
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 10/24/31		6,000	6,017,490
TMF Group Holding BV, Term Loan, 7.035% - 7.039%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		6,437	6,413,342
TruGreen LP, Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 11/2/27		8,270	7,856,095
			$ 114,436,169
Construction Materials — 1.0%
Knife River HoldCo, Term Loan, 6.292%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		2,375	$ 2,377,969
Quikrete Holdings, Inc.:
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		20,312	20,031,732
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		5,341	5,248,407
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		16,050	15,755,402
Star Holding LLC, Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 7/31/31		8,084	7,666,009
			$ 51,079,519
Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Finance — 0.4%
CPI Holdco B LLC:
Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		11,841	$ 11,780,232
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 5/17/31		7,500	7,475,775
			$ 19,256,007
Consumer Staples Distribution & Retail — 0.1%
Cardenas Markets, Inc., Term Loan, 11.149%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		4,091	$ 3,693,346
			$ 3,693,346
Containers & Packaging — 0.7%
Altium Packaging LLC, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		4,739	$ 4,638,480
Berlin Packaging LLC, Term Loan, 7.799% - 7.824%, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 6/7/31		7,375	7,332,549
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.497%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		10,672	10,611,747
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.309%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		6,675	1,403,152
Proampac PG Borrower LLC, Term Loan, 8.256% - 8.323%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		11,677	11,522,756
			$ 35,508,684
Distributors — 0.4%
Parts Europe SA, Term Loan, 5.486%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	14,275	$ 16,190,200
Phillips Feed Service, Inc., Term Loan, 11.422%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)		463	285,310
Rubix Group Midco 3 Ltd., Term Loan, 6.535%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	1,500	1,700,610
Winterfell Financing SARL, Term Loan, 7.539%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,221,248
			$ 20,397,368
Diversified Consumer Services — 0.8%
Ascend Learning LLC:
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		5,683	$ 5,627,894
Term Loan - Second Lien, 10.172%, (1 mo. USD Term SOFR + 5.75%), 12/10/29		6,348	6,262,401
KUEHG Corp., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 6/12/30		10,081	10,059,796

21
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Lernen Bidco Ltd., Term Loan, 8.589%, (3 mo. USD Term SOFR + 4.00%), 10/27/31		5,012	$ 4,997,826
Spring Education Group, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 10/4/30		3,678	3,674,612
Wand NewCo 3, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		10,224	10,099,528
			$ 40,722,057
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.809%, (6 mo. EURIBOR + 3.50%), 3/1/30	EUR	8,730	$ 9,766,163
			$ 9,766,163
Diversified Telecommunication Services — 1.0%
Altice France SA, Term Loan, 10.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/14/26		6,422	$ 5,640,446
Anuvu Holdings 2 LLC:
Term Loan, 12.645%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)		8,504	3,159,147
Term Loan, 14.395%, (3 mo. USD Term SOFR + 10.00%), 8.395% cash, 6.00% PIK, 9/27/27(3)		10,084	8,067,506
Level 3 Financing, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 3/27/32		10,851	10,843,825
Lumen Technologies, Inc.:
Term Loan, 6.786%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		9,499	9,108,370
Term Loan, 6.786%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		9,499	9,076,786
Virgin Media Bristol LLC, Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 1/31/28		2,563	2,531,404
			$ 48,427,484
Electric Utilities — 0.4%
Alpha Generation LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/30/31		3,358	$ 3,362,625
Kohler Energy Co. LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		16,586	16,254,309
			$ 19,616,934
Electrical Equipment — 0.5%
AZZ, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/13/29		1,271	$ 1,271,907
Dynamo Newco II GmbH, Term Loan, 7.798%, (3 mo. USD Term SOFR + 3.50%), 10/1/31		3,109	3,101,602
WEC U.S. Holdings Ltd., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		20,565	20,404,168
			$ 24,777,677
Borrower/Description	Principal Amount* (000's omitted)	Value
Electronic Equipment, Instruments & Components — 0.9%
Creation Technologies, Inc., Term Loan, 10.046%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	12,621	$ 12,068,827
II-VI, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 7/2/29	336	333,224
Mirion Technologies, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 10/20/28	1,722	1,721,109
Range Red Operating, Inc.:
Term Loan, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	3,183	3,065,789
Term Loan - Second Lien, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	13,353	12,860,537
TTM Technologies, Inc., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 5/30/30	2,062	2,059,527
Verifone Systems, Inc., Term Loan, 10.211%, (3 mo. USD Term SOFR + 5.50%), 8/18/28	13,380	11,927,671
		$ 44,036,684
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc.:
Term Loan, 15.435%, (1 mo. USD Term SOFR + 11.00%), 4.435% cash, 11.00% PIK, 12/31/25(3)	3,686	$ 1,061,182
Term Loan, 15.435%, (1 mo. USD Term SOFR + 11.00%), 4.435% cash, 11.00% PIK, 12/31/25(3)	31,825	9,162,333
PG Investment Co. 59 SARL, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 3/26/31	13,316	13,295,779
		$ 23,519,294
Engineering & Construction — 1.2%
American Residential Services LLC, Term Loan, 7.53%, (3 mo. USD Term SOFR + 3.25%), 2/2/32	491	$ 487,015
APi Group DE, Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/3/29	10,133	10,130,489
Arcosa, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 8/12/31	3,491	3,491,267
Artera Services LLC, Term Loan, 8.799%, (3 mo. USD Term SOFR + 4.50%), 2/15/31	8,586	8,207,593
Azuria Water Solutions, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	15,530	15,426,629
Construction Partners, Inc., Term Loan, 6.82%, (1 mo. USD Term SOFR + 2.50%), 11/3/31	4,813	4,786,875
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/8/30	15,812	15,841,428
		$ 58,371,296

22
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment — 1.7%
Creative Artists Agency LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 10/1/31		1,496	$ 1,491,305
EOC Borrower LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		30,575	30,281,939
Live Nation Entertainment, Inc., Term Loan, 6.17%, (1 mo. USD Term SOFR + 1.75%), 10/19/26		5,484	5,484,778
Playtika Holding Corp., Term Loan, 7.186%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		13,319	13,044,822
Pretzel Parent, Inc., Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		9,300	9,255,825
Renaissance Holding Corp., Term Loan, 8.28%, (3 mo. USD Term SOFR + 4.00%), 4/5/30		12,342	11,545,207
Varsity Brands, Inc., Term Loan, 7.819%, (3 mo. USD Term SOFR + 3.50%), 8/26/31		11,500	11,331,123
Vue Entertainment International Ltd., Term Loan, 10.659%, (6 mo. EURIBOR + 8.40%), 2.259% cash, 8.40% PIK, 12/31/27	EUR	1,822	1,186,990
Vue International Bidco PLC, Term Loan, 10.259%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	435	486,637
			$ 84,108,626
Financial Services — 1.2%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(9)		17,712	$ 3,498,178
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.569%, (1 mo. USD Term SOFR + 4.25%), 12/2/31		13,700	13,220,500
nVent Electric PLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 1/30/32		10,400	10,380,500
Planet U.S. Buyer LLC, Term Loan, 7.319%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		11,587	11,542,536
Synechron, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		7,375	7,301,250
Walker & Dunlop, Inc., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		6,750	6,724,687
WEX, Inc.:
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 3/31/28		5,345	5,303,134
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		2,775	2,736,844
			$ 60,707,629
Food Products — 0.7%
Del Monte Foods, Inc.:
Term Loan, 12.409%, (3 mo. USD Term SOFR + 8.15%), 11/2/28		2,649	$ 2,549,462
Term Loan, 12.469%, (3 mo. USD Term SOFR + 8.15%), 8/2/28		2,957	2,846,451
Term Loan - Second Lien, 8.699% - 8.719%, (3 mo. USD Term SOFR + 4.40%), 8/2/28		6,167	3,769,502
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Froneri Lux Finco SARL, Term Loan, 6.237%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		4,643	$ 4,615,957
Newly Weds Foods, Inc., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		9,300	9,265,125
Nomad Foods U.S. LLC, Term Loan, 6.535%, (6 mo. USD Term SOFR + 2.50%), 11/12/29		7,873	7,873,377
Valeo F1 Co. Ltd. (Ireland), Term Loan, 9.207%, (6 mo. GBP SONIA + 4.75%), 9/29/28	GBP	2,500	3,272,047
			$ 34,191,921
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		19,970	$ 19,900,625
			$ 19,900,625
Health Care Equipment & Supplies — 1.0%
Bausch & Lomb Corp., Term Loan, 7.67%, (1 mo. USD Term SOFR + 3.25%), 5/10/27		8,457	$ 8,371,449
Bayou Intermediate II LLC, Term Loan, 9.041%, (3 mo. USD Term SOFR + 4.50%), 8/2/28		8,893	8,898,643
Journey Personal Care Corp., Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 3/1/28		19,932	19,824,349
Medline Borrower LP, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/23/28		10,698	10,638,177
			$ 47,732,618
Health Care Providers & Services — 4.9%
AEA International Holdings (Lux) SARL, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		7,506	$ 7,431,140
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.299%, (3 mo. USD Term SOFR + 8.00%), 10.049% cash, 2.25% PIK, 1/15/26		17,745	16,310,377
Cano Health LLC, Term Loan, 13.799%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		1,443	1,327,921
CCRR Parent, Inc., Term Loan, 8.825%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		4,636	1,885,487
Cerba Healthcare SAS:
Term Loan, 5.851%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	14,425	12,400,893
Term Loan, 6.101%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	8,225	7,078,094
Ceva Sante Animale:
Term Loan, 5.355%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	3,725	4,208,791
Term Loan, 7.065%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		6,228	6,220,293

23
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
CHG Healthcare Services, Inc., Term Loan, 7.299% - 7.313%, (3 mo. USD Term SOFR + 3.00%), 9/29/28		4,148	$ 4,141,233
Concentra Health Services, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		3,516	3,494,211
Electron BidCo, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		2,725	2,717,997
Ensemble RCM LLC, Term Loan, 7.28%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		13,610	13,615,969
Hanger, Inc.:
Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		6,512	6,510,458
Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		838	838,256
IVC Acquisition Ltd.:
Term Loan, 6.426%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	4,100	4,615,658
Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		10,468	10,406,686
MED ParentCo LP, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 4/15/31		3,756	3,754,810
Medical Solutions Holdings, Inc.:
Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		11,292	6,900,686
Term Loan - Second Lien, 11.38%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	4,971,683
Mehilainen Yhtiot Oy, Term Loan, 6.255%, (3 mo. EURIBOR + 3.90%), 8/5/31	EUR	9,925	11,276,822
Midwest Physician Administrative Services LLC, Term Loan, 7.561%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		2,986	2,754,207
National Mentor Holdings, Inc.:
Term Loan, 8.149% - 8.172%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 3/2/28		13,992	13,382,716
Term Loan, 8.149%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		390	372,781
Term Loan - Second Lien, 11.649%, (3 mo. USD Term SOFR + 7.25%), 3/2/29		5,525	5,274,082
Pacific Dental Services LLC, Term Loan, 7.07% - 7.078%, (1 mo. USD Term SOFR + 2.75%), 3/15/31		11,409	11,324,285
Phoenix Guarantor, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		16,524	16,435,116
Radnet Management, Inc., Term Loan, 6.568%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		6,972	6,963,597
Raven Acquisition Holdings LLC:
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 11/19/31		20,650	20,460,123
Term Loan, 11/19/31(8)		1,475	1,461,437
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Select Medical Corp., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		8,728	$ 8,725,419
Sound Inpatient Physicians, Term Loan - Second Lien, 9.561%, (3 mo. USD Term SOFR + 5.00%), 8.061% cash, 1.50% PIK, 6/28/28		2,192	1,994,750
Synlab Bondco PLC, Term Loan, 5.068%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,373,461
TTF Holdings LLC, Term Loan, 8.002%, (6 mo. USD Term SOFR + 3.75%), 7/18/31		13,466	13,154,843
U.S. Anesthesia Partners, Inc., Term Loan, 8.688%, (1 mo. USD Term SOFR + 4.25%), 10/1/28		4,941	4,896,770
			$ 239,681,052
Health Care Technology — 1.3%
athenahealth Group, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/15/29		25,125	$ 24,956,286
Certara LP, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 6/26/31		1,786	1,781,167
Cotiviti Corp., Term Loan, 7.074%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		6,200	6,087,626
Imprivata, Inc., Term Loan, 7.78%, (3 mo. USD Term SOFR + 3.50%), 12/1/27		16,850	16,910,100
PointClickCare Technologies, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 11/3/31		5,786	5,783,706
Symplr Software, Inc., Term Loan, 8.88%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		7,928	6,905,249
Waystar Technologies, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/22/29		1,728	1,723,435
			$ 64,147,569
Hotels, Restaurants & Leisure — 4.9%
1011778 BC Unlimited Liability Co., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 9/20/30		29,036	$ 28,806,585
Betclic Everest Group, Term Loan, 5.785%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	4,250	4,811,268
Caesars Entertainment, Inc., Term Loan, 6.563%, (3 mo. USD Term SOFR + 2.25%), 2/6/31		22,250	21,944,309
Carnival Corp., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.00%), 10/18/28		26,623	26,597,915
ClubCorp Holdings, Inc., Term Loan, 9.561%, (3 mo. USD Term SOFR + 5.00%), 9/18/26		16,040	16,079,841
Fertitta Entertainment LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 1/27/29		12,231	11,944,341
Flutter Financing BV, Term Loan, 6.049%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		31,353	30,951,491

24
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.619%, (3 mo. EURIBOR + 3.25%), 6/30/28	EUR	9,650	$ 10,964,694
Horizon U.S. Finco LP, Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		9,425	8,498,332
J&J Ventures Gaming LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 4/26/30		4,975	4,765,130
Light & Wonder International, Inc., Term Loan, 6.57%, (1 mo. USD Term SOFR + 2.25%), 4/14/29		7,332	7,335,266
Ontario Gaming GTA LP, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		17,475	16,954,715
Playa Resorts Holding BV, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/5/29		31,538	31,541,659
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		19,155	18,963,429
			$ 240,158,975
Household Durables — 1.6%
ACProducts, Inc., Term Loan, 8.811%, (3 mo. USD Term SOFR + 4.25%), 5/17/28		12,040	$ 8,190,633
Hunter Douglas, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 1/20/32		11,313	11,060,552
Libbey Glass, Inc., Term Loan, 10.933%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		14,027	13,495,491
Madison Safety & Flow LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/26/31		1,994	1,981,786
PHRG Intermediate LLC, Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		9,000	8,392,500
Serta Simmons Bedding LLC:
Term Loan, 11.884%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,150	2,145,046
Term Loan, 11.914%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		19,808	18,170,740
Tempur Sealy International, Inc., Term Loan, 6.78%, (1 mo. USD Term SOFR + 2.50%), 10/24/31		15,362	15,349,979
			$ 78,786,727
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		19,477	$ 15,764,298
			$ 15,764,298
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/31		4,896	$ 4,881,765
			$ 4,881,765
Borrower/Description	Principal Amount* (000's omitted)		Value
Industrial Conglomerates — 0.5%
Ammeraal Beltech Holding BV, Term Loan, 7.355%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	7,273	$ 8,220,313
Rain Carbon GmbH, Term Loan, 7.426%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,729	15,387,502
			$ 23,607,815
Insurance — 3.2%
Acrisure LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		12,960	$ 12,838,583
Alliant Holdings Intermediate LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 9/19/31		31,300	31,118,978
AmWINS Group, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/30/32		11,283	11,240,150
AssuredPartners, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 2/14/31		21,394	21,419,747
Broadstreet Partners, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 6/13/31		22,837	22,758,410
Financiere CEP SAS, Term Loan, 6.577%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	5,125	5,818,312
HUB International Ltd., Term Loan, 6.77%, (3 mo. USD Term SOFR + 2.50%), 6/20/30		20,559	20,450,468
Ryan Specialty Group LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 9/15/31		11,496	11,471,068
Truist Insurance Holdings LLC:
Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		2,988	2,959,279
Term Loan - Second Lien, 9.049%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		1,842	1,841,415
USI, Inc.:
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		8,948	8,903,636
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		7,418	7,380,748
			$ 158,200,794
Interactive Media & Services — 0.4%
Aragorn Parent Corp., Term Loan, 8.57%, (1 mo. USD Term SOFR + 4.25%), 12/15/28		5,603	$ 5,618,561
Foundational Education Group, Inc., Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		5,058	4,619,219
Twitter, Inc., Term Loan, 10.949%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		7,187	6,977,421
			$ 17,215,201

25
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
IT Services — 4.4%
Asurion LLC:
Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 8/19/28	8,921	$ 8,636,383
Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 8/19/28	6,993	6,796,933
Term Loan - Second Lien, 9.686%, (1 mo. USD Term SOFR + 5.25%), 1/31/28	19,790	18,549,563
Term Loan - Second Lien, 9.686%, (1 mo. USD Term SOFR + 5.25%), 1/20/29	2,375	2,187,969
Chrysaor Bidco SARL:
Term Loan, 7.742%, (3 mo. USD Term SOFR + 3.50%), 10/30/31	10,681	10,711,382
Term Loan, 10/30/31(8)	792	794,145
Endure Digital, Inc., Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 2/10/28	29,317	21,254,795
Gainwell Acquisition Corp., Term Loan, 8.399%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	18,990	17,716,643
Go Daddy Operating Co. LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 11/9/29	38,482	38,400,934
Informatica LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	31,113	31,112,750
Iron Mountain, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 1/31/31	3,578	3,567,537
NAB Holdings LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 11/24/28	14,136	14,020,230
Plano HoldCo, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 10/2/31	5,650	5,593,500
Rackspace Finance LLC:
Term Loan, 10.685%, (1 mo. USD Term SOFR + 6.25%), 5/15/28	9,876	9,830,639
Term Loan - Second Lien, 7.185%, (1 mo. USD Term SOFR + 2.75%), 5/15/28	25,676	10,597,651
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 7/31/31	12,756	12,711,237
Virtusa Corp., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 2/15/29	1,980	1,979,178
		$ 214,461,469
Leisure Products — 0.5%
GSM Holdings, Inc., Term Loan, 9.299%, (3 mo. USD Term SOFR + 5.00%), 9/30/31	6,741	$ 6,151,277
Hayward Industries, Inc., Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 5/30/28	8,916	8,895,436
Recess Holdings, Inc., Term Loan, 8.025%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	9,311	9,242,487
		$ 24,289,200
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services — 0.5%
ICON Luxembourg SARL, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		5,320	$ 5,335,378
Loire Finco Luxembourg SARL:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 1/31/30	EUR	5,775	6,518,594
Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 1/31/30		1,108	1,101,068
Normec 1 BV:
Term Loan, 5.707%, (1 mo. EURIBOR + 3.50%), 4/16/31	EUR	490	553,898
Term Loan, 4/16/31(10)	EUR	510	576,120
PRA Health Sciences, Inc., Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		1,325	1,329,354
Sotera Health Holdings LLC, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 5/30/31		7,537	7,532,452
			$ 22,946,864
Machinery — 4.0%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.299%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		5,175	$ 5,149,125
AI Aqua Merger Sub, Inc., Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		18,753	18,560,940
Ali Group North America Corp., Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.00%), 7/30/29		10,551	10,585,693
American Trailer World Corp., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 3/3/28		2,544	2,010,125
Apex Tool Group LLC:
Term Loan, 14.422%, (1 mo. USD Term SOFR + 10.00%), 11.922% cash, 2.50% PIK, 2/8/30		12,141	10,137,512
Term Loan - Second Lien, 9.672%, (1 mo. USD Term SOFR + 5.25%), 2/8/29		5,190	4,528,639
Barnes Group, Inc., Term Loan, 7.32%, (1 mo. USD Term SOFR + 3.00%), 1/27/32		7,500	7,400,625
Clark Equipment Co., Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		7,399	7,387,167
Conair Holdings LLC, Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		20,851	11,051,011
CPM Holdings, Inc., Term Loan, 8.824%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		3,950	3,833,139
Crown Equipment Corp., Term Loan, 6.542%, (1 mo. USD Term SOFR + 2.25%), 10/10/31		9,676	9,639,466
Cube Industrials Buyer, Inc., Term Loan, 7.772%, (3 mo. USD Term SOFR + 3.50%), 10/17/31		2,825	2,806,171
Delachaux Group SA, Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	3,886	4,401,251
EMRLD Borrower LP:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/4/31		4,925	4,874,864

26
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
EMRLD Borrower LP: (continued)
Term Loan, 6.933%, (6 mo. USD Term SOFR + 2.50%), 5/31/30		4,443	$ 4,399,090
Engineered Machinery Holdings, Inc.:
Term Loan, 6.105%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,494	11,894,502
Term Loan, 8.311%, (3 mo. USD Term SOFR + 3.75%), 5/19/28		8,759	8,748,897
Term Loan - Second Lien, 10.561%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		2,000	1,977,500
INNIO Group Holding GmbH, Term Loan, 5.502%, (3 mo. EURIBOR + 3.25%), 11/2/28	EUR	2,222	2,510,955
Madison IAQ LLC, Term Loan, 6.762%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		11,433	11,345,092
Pro Mach Group, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 8/31/28		2,777	2,764,491
Roper Industrial Products Investment Co. LLC, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		6,351	6,303,039
SPX Flow, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 4/5/29		9,870	9,840,289
TK Elevator Midco GmbH:
Term Loan, 5.848%, (3 mo. EURIBOR + 3.25%), 4/30/30	EUR	8,550	9,639,864
Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30		12,838	12,803,840
Zephyr German BidCo GmbH, Term Loan, 5.443%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	7,600	8,551,592
			$ 193,144,879
Media — 0.6%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		5,775	$ 5,663,109
Charter Communications Operating LLC, Term Loan, 6.548%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		5,262	5,249,658
Emerald X, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 1/30/32		2,075	2,077,604
Fleet Midco I Ltd., Term Loan, 7.055%, (6 mo. USD Term SOFR + 2.75%), 2/21/31		6,572	6,555,400
Gray Television, Inc., Term Loan, 7.438%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		1,016	941,483
Hubbard Radio LLC, Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 9/30/27		5,146	3,473,668
Borrower/Description	Principal Amount* (000's omitted)		Value
Media (continued)
iHeartCommunications, Inc., Term Loan, 10.213%, (1 mo. USD Term SOFR + 5.78%), 5/1/29		2,241	$ 1,735,142
MJH Healthcare Holdings LLC, Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 1/29/29		2,283	2,265,629
			$ 27,961,693
Metals/Mining — 1.1%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(11)		4,016	$ 3,940,663
Arsenal AIC Parent LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		17,584	17,377,089
Novelis Corp., Term Loan, 6.292%, (3 mo. USD Term SOFR + 2.00%), 3/11/32		9,050	9,042,941
PMHC II, Inc., Term Loan, 8.642%, (3 mo. USD Term SOFR + 4.25%), 4/23/29		16,067	14,436,465
WireCo WorldGroup, Inc., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		5,727	5,269,169
Zekelman Industries, Inc., Term Loan, 6.571%, (1 mo. USD Term SOFR + 2.25%), 1/24/31		5,264	5,251,632
			$ 55,317,959
Oil, Gas & Consumable Fuels — 1.6%
Epic Crude Services LP, Term Loan, 7.256%, (3 mo. USD Term SOFR + 3.00%), 10/15/31		5,786	$ 5,786,541
Freeport LNG Investments LLLP, Term Loan, 7.522%, (3 mo. USD Term SOFR + 3.25%), 12/21/28		7,301	7,213,250
GIP II Blue Holding LP, Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 9/29/28		3,229	3,244,349
GIP Pilot Acquisition Partners LP, Term Loan, 6.277%, (3 mo. USD Term SOFR + 2.00%), 10/4/30		4,749	4,731,198
Hilcorp Energy I LP, Term Loan, 6.321%, (1 mo. USD Term SOFR + 2.00%), 2/11/30		7,850	7,751,875
ITT Holdings LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 10/11/30		8,447	8,397,981
Matador Bidco SARL, Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		29,032	29,122,779
Oxbow Carbon LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		5,266	5,199,880
Thunder Generation Funding LLC, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 10/3/31		4,991	4,994,315
			$ 76,442,168
Pharmaceuticals — 1.0%
Aenova Holding GmbH, Term Loan, 5.499%, (3 mo. EURIBOR + 3.00%), 8/22/31	EUR	2,550	$ 2,873,733
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 5.651%, (1 mo. EURIBOR + 3.50%), 9/30/28	EUR	2,375	2,695,914

27
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Bausch Health Co., Inc., Term Loan, 10.542%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		7,975	$ 7,543,034
Jazz Financing Lux SARL, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		4,955	4,944,341
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (1 mo. USD Term SOFR + 9.50%), 11/14/28		18,243	18,961,803
Nidda Healthcare Holding AG, Term Loan, 6.54%, (3 mo. EURIBOR + 4.00%), 2/21/30	EUR	6,550	7,435,642
Recipharm AB, Term Loan, 5.506%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,725	1,933,531
			$ 46,387,998
Professional Services — 4.5%
AAL Delaware Holdco, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		6,617	$ 6,615,766
Amspec Parent LLC:
Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 12/22/31		7,280	7,280,000
Term Loan, 12/22/31(8)		1,120	1,120,000
APFS Staffing Holdings, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,553	3,392,170
Apleona Holding GmbH, Term Loan, 4.886%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	1,775	2,009,975
CohnReznick LLP:
Term Loan, 8.303%, (3 mo. USD Term SOFR + 4.00%), 3/31/32		5,461	5,467,728
Term Loan, 3/31/32(8)		1,264	1,265,678
CoreLogic, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		13,883	13,730,126
Term Loan - Second Lien, 10.936%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,200	1,148,064
Corporation Service Co., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		8,749	8,687,353
Crisis Prevention Institute, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 4/9/31		3,017	2,972,176
EAB Global, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		13,754	13,517,737
Employbridge Holding Co.:
Term Loan, 9.799%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		8,572	7,211,207
Term Loan, 1/19/30(8)		3,589	3,019,611
Term Loan - Second Lien, 9.311%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		19,170	7,140,928
First Advantage Holdings LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 10/31/31		20,630	20,514,055
Galaxy Bidco Ltd., Term Loan, 6.708%, (3 mo. EURIBOR + 4.00%), 12/19/29	EUR	6,150	6,978,666
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Genuine Financial Holdings LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 9/27/30		4,039	$ 3,950,283
Grant Thornton Advisors LLC:
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		5,902	5,864,876
Term Loan, 6/2/31(8)		675	670,781
iSolved, Inc., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 10/15/30		5,123	5,129,816
Mermaid Bidco, Inc., Term Loan, 7.553%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		9,108	9,039,619
Neptune Bidco U.S., Inc., Term Loan, 9.33%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		7,091	6,277,587
PHM Group Holding Oy, Term Loan, 5.725%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	4,900	5,467,703
Stepstone Group Midco 2 GmbH, Term Loan, 12/4/31(10)		7,450	7,170,625
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.027%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	4,175	4,747,387
Tempo Acquisition LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		1,994	1,980,650
Teneo Holdings LLC, Term Loan, 9.072%, (1 mo. USD Term SOFR + 4.75%), 3/13/31		11,963	12,008,192
Trans Union LLC:
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		6,368	6,335,571
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		31,310	31,178,479
Vaco Holdings LLC, Term Loan, 9.449%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		5,996	5,353,350
			$ 217,246,159
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		6,611	$ 6,590,420
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/31/30		6,200	6,210,724
Greystar Real Estate Partners LLC, Term Loan, 7.033%, (3 mo. USD Term SOFR + 2.75%), 8/21/30		7,885	7,855,179
			$ 20,656,323
Road & Rail — 0.9%
Avis Budget Car Rental LLC, Term Loan, 6.186%, (1 mo. USD Term SOFR + 1.75%), 8/6/27		29,770	$ 29,202,833
Hertz Corp.:
Term Loan, 8.033%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		7,456	5,871,305

28
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
Hertz Corp.: (continued)
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		4,871	$ 3,793,127
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		954	742,710
Kenan Advantage Group, Inc., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		3,980	3,915,275
			$ 43,525,250
Semiconductors & Semiconductor Equipment — 0.5%
Altar Bidco, Inc., Term Loan - Second Lien, 9.747%, (1 yr. USD Term SOFR + 5.60%), 2/1/30		5,650	$ 5,378,094
Bright Bidco BV, Term Loan, 12.28%, (3 mo. USD Term SOFR + 8.00%), 10/31/27		3,669	1,471,197
MaxLinear, Inc., Term Loan, 6.691%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		2,955	2,733,705
MKS Instruments, Inc., Term Loan, 6.323%, (1 mo. USD Term SOFR + 2.00%), 8/17/29		13,113	13,050,794
			$ 22,633,790
Software — 11.9%
Applied Systems, Inc., Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 2/24/31		35,958	$ 35,935,158
Astra Acquisition Corp.:
Term Loan, 0.00%, 10/25/28(9)		10,314	206,285
Term Loan, 0.00%, 10/25/29(9)		15,518	543,132
Term Loan, 11.049%, (3 mo. USD Term SOFR + 6.75%), 2/25/28		7,361	4,269,362
Boost Newco Borrower LLC, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		28,628	28,604,345
Boxer Parent Co., Inc., Term Loan - Second Lien, 10.072%, (1 mo. USD Term SOFR + 5.75%), 7/30/32		7,500	7,112,475
Cegid Group SAS:
Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 7/10/28	EUR	3,525	3,991,880
Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 7/10/28	EUR	3,850	4,360,144
Central Parent, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 7/6/29		19,179	16,064,687
Cloud Software Group, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 3/29/29		17,501	17,315,940
Cloudera, Inc.:
Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		27,823	27,458,280
Term Loan - Second Lien, 10.422%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		2,950	2,785,302
Clover Holdings 2 LLC, Term Loan, 8.295%, (3 mo. USD Term SOFR + 4.00%), 12/9/31		11,700	11,700,000
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(11)		2,113	$ 2,073,004
Constant Contact, Inc., Term Loan, 8.518%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		4,971	4,566,961
Cornerstone OnDemand, Inc., Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		8,152	7,255,244
Dragon Buyer, Inc., Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 9/30/31		5	4,978
Drake Software LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		13,576	13,100,754
E2open LLC, Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 2/4/28		15,927	15,865,524
ECI Macola Max Holding LLC, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 5/9/30		15,527	15,495,608
Ellucian Holdings, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 10/9/29		18,624	18,573,624
Epicor Software Corp., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 5/30/31		43,285	43,132,873
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		12,248	12,003,019
Gen Digital, Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		1,143	1,135,455
GoTo Group, Inc.:
Term Loan, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28		10,811	9,835,027
Term Loan - Second Lien, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28		8,112	3,349,522
IGT Holding IV AB:
Term Loan, 5.505%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	1,205	1,362,043
Term Loan, 7.782%, (3 mo. USD Term SOFR + 3.50%), 9/1/31		3,953	3,963,200
Ivanti Software, Inc., Term Loan, 8.793%, (3 mo. USD Term SOFR + 4.25%), 12/1/27		3,831	2,889,501
Marcel LUX IV SARL:
Term Loan, 6.356%, (3 mo. EURIBOR + 3.75%), 11/12/30	EUR	8,650	9,828,897
Term Loan, 7.83%, (1 mo. USD Term SOFR + 3.50%), 11/12/30		28,110	28,145,444
McAfee LLC, Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		29,480	27,791,023
Mosel Bidco SE, Term Loan, 6.105%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	4,750	5,386,932
N-Able International Holdings II LLC, Term Loan, 7.325%, (3 mo. USD Term SOFR + 2.75%), 7/19/28		1,245	1,240,018
NCR Atleos LLC, Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 4/16/29		7,284	7,306,297

29
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Open Text Corp., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		12,965	$ 12,942,716
Polaris Newco LLC:
Term Loan, 5.901%, (1 mo. EURIBOR + 3.75%), 6/2/28	EUR	8,347	8,860,730
Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 6/2/28		2,897	2,800,182
Project Boost Purchaser LLC:
Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 7/16/31		8,055	7,997,744
Term Loan - Second Lien, 9.549%, (3 mo. USD Term SOFR + 5.25%), 7/16/32		2,575	2,540,662
Proofpoint, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		4,333	4,312,516
Quest Software U.S. Holdings, Inc., Term Loan, 8.68%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		16,328	10,123,069
RealPage, Inc.:
Term Loan, 7.561%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		15,528	15,400,455
Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		4,000	4,000,820
Redstone Holdco 2 LP, Term Loan, 9.291%, (3 mo. USD Term SOFR + 4.75%), 4/27/28		11,692	7,161,239
Sabre GLBL, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		885	845,294
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		1,550	1,481,668
Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		531	501,257
Term Loan, 9.422%, (1 mo. USD Term SOFR + 5.00%), 6/30/28		476	451,946
Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		10,591	10,017,250
Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		2,157	2,044,028
Skillsoft Corp., Term Loan, 9.685%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		10,172	8,800,948
SolarWinds Holdings, Inc., Term Loan, 8.261%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		19,375	18,751,416
UKG, Inc., Term Loan, 7.32%, (1 mo. USD Term SOFR + 3.00%), 2/10/31		34,832	34,752,712
Veritas U.S., Inc., Term Loan, 16.799%, (3 mo. USD Term SOFR + 12.50%), 12/9/29		6,097	6,010,482
Vision Solutions, Inc.:
Term Loan, 8.541%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		27,809	25,931,893
Term Loan - Second Lien, 11.791%, (3 mo. USD Term SOFR + 7.25%), 4/23/29		1,500	1,395,705
			$ 581,776,670
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail — 2.0%
Applegreen Ireland, Term Loan, 7.186%, (3 mo. EURIBOR + 5.00%), 1/30/32	EUR	1,000	$ 1,139,580
Apro LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 7/9/31		5,721	5,685,492
Boels Topholding BV, Term Loan, 5.101%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	131	147,878
EG Group Ltd., Term Loan, 2/7/28(10)		2,000	2,003,570
Etraveli Holding AB, Term Loan, 6.355%, (3 mo. EURIBOR + 4.00%), 11/2/28	EUR	11,694	13,302,768
Great Outdoors Group LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		12,534	12,286,482
Harbor Freight Tools USA, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		18,287	17,071,105
Homeserve USA Holding Corp., Term Loan, 6.57%, (1 mo. USD Term SOFR + 2.25%), 10/21/30		9,405	9,378,525
Les Schwab Tire Centers, Term Loan, 6.813% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		16,454	16,356,508
LIDS Holdings, Inc., Term Loan, 9.945%, (3 mo. USD Term SOFR + 5.50%), 12/14/26		1,890	1,880,464
Mavis Tire Express Services Corp., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 5/4/28		1,592	1,574,790
PetSmart, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 2/11/28		964	953,383
Speedster Bidco GmbH:
Term Loan, 6.129%, (6 mo. EURIBOR + 3.75%), 12/10/31	EUR	8,100	9,189,486
Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		7,775	7,736,125
			$ 98,706,156
Technology Hardware, Storage & Peripherals — 0.1%
Poseidon Bidco SASU, Term Loan, 7.355%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	8,200	$ 6,400,379
			$ 6,400,379
Trading Companies & Distributors — 3.4%
American Builders & Contractors Supply Co., Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/31		5,390	$ 5,394,947
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.07%, (1 mo. USD Term SOFR + 1.75%), 6/24/30		39,121	39,015,054
CD&R Hydra Buyer, Inc., Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		9,995	9,662,248
Core & Main LP, Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 2/9/31		3,663	3,664,608

30
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
DXP Enterprises, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		7,117	$ 7,105,884
Foundation Building Materials Holding Co. LLC, Term Loan, 8.28% - 8.322%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 1/29/31		11,276	10,424,267
Kodiak Building Partners, Inc., Term Loan, 8.035% - 8.039%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		1,600	1,542,424
Paint Intermediate III LLC, Term Loan, 7.302%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		4,800	4,798,512
Patagonia Bidco Ltd., Term Loan, 9.954%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	20,400	24,074,173
Quimper AB, Term Loan, 6.078%, (3 mo. EURIBOR + 3.75%), 3/29/30	EUR	3,500	3,969,199
Spin Holdco, Inc., Term Loan, 8.562%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		30,952	25,456,081
White Cap Buyer LLC, Term Loan, 7.575%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		18,125	17,711,957
Windsor Holdings III LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		11,652	11,535,092
			$ 164,354,446
Wireless Telecommunication Services — 0.7%
CCI Buyer, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 12/17/27		20,158	$ 20,191,159
Digicel International Finance Ltd., Term Loan, 11.78%, (3 mo. USD Term SOFR + 7.50%), 9.53% cash, 2.25% PIK, 5/25/27		15,054	14,876,673
			$ 35,067,832
Total Senior Floating-Rate Loans (identified cost $4,367,982,322)			$4,143,135,887

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	9,917	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(12)	42,470,790	$ 42,470,790
Total Short-Term Investments (identified cost $42,470,790)		$ 42,470,790
Total Investments — 98.1% (identified cost $5,071,514,740)		$4,791,462,728
Less Unfunded Loan Commitments — (0.2)%		$ (11,189,899)
Net Investments — 97.9% (identified cost $5,060,324,841)		$4,780,272,829
Other Assets, Less Liabilities — 2.1%		$ 103,141,428
Net Assets — 100.0%		$4,883,414,257
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $510,531,786 or 10.5% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Affiliated fund (see Note 7).
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

31
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2025, the total value of unfunded loan commitments is $10,156,277. See Note 1F for description.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined.
(11)	Fixed-rate loan.
(12)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	293,003,711	EUR	270,766,698	Standard Chartered Bank	5/5/25	$ —	$(13,734,482)
EUR	4,000,000	USD	4,369,270	Citibank, N.A.	5/30/25	168,973	—
GBP	1,700,000	USD	2,196,662	Standard Chartered Bank	5/30/25	69,142	—
GBP	732,923	USD	937,826	State Street Bank and Trust Company	5/30/25	39,032	—
USD	31,218,932	EUR	29,697,816	Australia and New Zealand Banking Group Limited	5/30/25	—	(2,475,046)
USD	30,579,004	EUR	29,050,500	Citibank, N.A.	5/30/25	—	(2,380,555)
USD	30,575,172	EUR	29,050,500	State Street Bank and Trust Company	5/30/25	—	(2,384,387)
USD	30,542,014	EUR	29,050,500	State Street Bank and Trust Company	5/30/25	—	(2,417,545)
USD	752,705	GBP	580,839	Goldman Sachs International	5/30/25	—	(21,451)
USD	28,284,582	GBP	22,327,734	Standard Chartered Bank	5/30/25	—	(1,474,395)
USD	308,327,184	EUR	270,766,698	Standard Chartered Bank	6/3/25	1,051,771	—
USD	5,526,963	EUR	5,094,977	Bank of America, N.A.	6/30/25	—	(264,897)
USD	5,035,266	EUR	4,639,910	State Street Bank and Trust Company	6/30/25	—	(239,284)
USD	5,034,198	EUR	4,639,910	State Street Bank and Trust Company	6/30/25	—	(240,352)
						$1,328,918	$(25,632,394)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
32
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $5,000,721,193)	$4,723,411,039
Affiliated investments, at value (identified cost $59,603,648)	56,861,790
Cash	7,731,616
Deposits for derivatives collateral — forward foreign currency exchange contracts	27,140,000
Foreign currency, at value (identified cost $104,384,511)	104,109,264
Interest receivable	29,636,303
Dividends receivable from affiliated investments	411,922
Receivable for investments sold	85,390,139
Receivable for open forward foreign currency exchange contracts	1,328,918
Receivable from affiliates	7,550
Trustees' deferred compensation plan	298,020
Prepaid upfront fees on notes payable	834,424
Prepaid expenses	21,391
Other assets	102,720
Total assets	$5,037,285,096
Liabilities
Notes payable	$100,000,000
Cash collateral due to broker	2,380,000
Payable for investments purchased	22,024,152
Payable for open forward foreign currency exchange contracts	25,632,394
Payable to affiliates:
Investment adviser fee	2,094,786
Trustees' fees	9,042
Trustees' deferred compensation plan	298,020
Accrued expenses	1,432,445
Total liabilities	$153,870,839
Commitments and contingencies (see Note 10)
Net Assets applicable to investors' interest in Portfolio	$4,883,414,257
33
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income from affiliated investments	$4,746,582
Interest income	212,900,583
Other income	2,447,334
Total investment income	$220,094,499
Expenses
Investment adviser fee	$13,345,820
Trustees’ fees and expenses	54,250
Custodian fee	543,083
Legal and accounting services	104,104
Interest expense and fees	1,140,587
Miscellaneous	82,129
Total expenses	$15,269,973
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$184,290
Total expense reductions	$184,290
Net expenses	$15,085,683
Net investment income	$205,008,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(24,492,799)
Foreign currency transactions	(3,282,095)
Forward foreign currency exchange contracts	32,169,348
Net realized gain	$4,394,454
Change in unrealized appreciation (depreciation):
Investments	$(102,648,718)
Investments - affiliated investments	(396,450)
Foreign currency	(1,914,239)
Forward foreign currency exchange contracts	(38,640,065)
Net change in unrealized appreciation (depreciation)	$(143,599,472)
Net realized and unrealized loss	$(139,205,018)
Net increase in net assets from operations	$65,803,798
34
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$205,008,816	$479,459,514
Net realized gain (loss)	4,394,454	(189,984,677)
Net change in unrealized appreciation (depreciation)	(143,599,472)	261,416,635
Net increase in net assets from operations	$65,803,798	$550,891,472
Capital transactions:
Contributions	$186,536,346	$313,003,430
Withdrawals	(716,056,448)	(1,278,538,434)
Net decrease in net assets from capital transactions	$(529,520,102)	$(965,535,004)
Net decrease in net assets	$(463,716,304)	$(414,643,532)
Net Assets
At beginning of period	$5,347,130,561	$5,761,774,093
At end of period	$4,883,414,257	$5,347,130,561
35
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.57%(2)	0.57%	0.58%	0.54%	0.56%	0.59%
Net expenses	0.57%(2)(3)	0.57%(3)	0.58%(3)	0.54%(3)	0.56%	0.59%
Net investment income	7.86%(2)	8.70%	8.21%	4.39%	3.51%	4.17%
Portfolio Turnover	14%(4)	31%	19%	27%	26%	28%
Total Return	1.26%(4)	10.49%	10.63%	(3.32)%	7.80%	1.18%
Net assets, end of period (000’s omitted)	$4,883,414	$5,347,131	$5,761,774	$8,101,131	$8,986,782	$5,649,501
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022.
(4)	Not annualized.
36
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 86.1% and 13.9%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
37

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
38

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $13,345,820 or 0.51% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $184,290 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
During the six months ended April 30, 2025, BMR reimbursed the Portfolio $12,397 for a net realized loss due to a trading error. The amount of the reimbursement had no significant impact on total return.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, and principal repayments on Senior Loans, aggregated $691,488,104 and $896,703,502, respectively, for the six months ended April 30, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,064,474,372
Gross unrealized appreciation	$40,228,128
Gross unrealized depreciation	(348,733,147)
Net unrealized depreciation	$(308,505,019)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for
39

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit related contingent features in a net liability position was $25,632,394. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $24,760,000 at April 30, 2025.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$1,328,918	$(25,632,394)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
40

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank, N.A.	$168,973	$(168,973)	$ —	$ —	$ —
Standard Chartered Bank	1,120,913	(1,120,913)	—	—	—
State Street Bank and Trust Company	39,032	(39,032)	—	—	—
	$1,328,918	$(1,328,918)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Australia and New Zealand Banking Group Limited	$(2,475,046)	$ —	$ —	$2,475,046	$ —
Bank of America, N.A.	(264,897)	—	—	—	(264,897)
Citibank, N.A.	(2,380,555)	168,973	—	2,211,582	—
Goldman Sachs International	(21,451)	—	—	—	(21,451)
Standard Chartered Bank	(15,208,877)	1,120,913	—	14,087,964	—
State Street Bank and Trust Company	(5,281,568)	39,032	—	2,980,000	(2,262,536)
	$(25,632,394)	$1,328,918	$ —	$21,754,592	$(2,548,884)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$32,169,348	$(38,640,065)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was approximately $880,494,000.
41

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $500 million unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 2, 2026. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $504,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2025 is $834,424 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. At April 30, 2025, the Portfolio had borrowings outstanding under the Agreement of $100,000,000 at an annual interest rate of 7.50%. For the six months ended April 30, 2025, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $14,779,006 and 7.50%, respectively.
7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2025, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $56,861,790, which represents 1.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Worldwide Services LLC(1)	$ —	$ —	$ —	$ —	$ —	$ 0	$ —	2,577
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	—	14,787,450	—	—	(396,450)	14,391,000	531,657	292,500
Short-Term Investments
Liquidity Fund	212,728,697	796,839,401	(967,097,308)	—	—	42,470,790	4,214,925	42,470,790
Total				$ —	$(396,450)	$56,861,790	$4,746,582
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Company is no longer an affiliate as of April 30, 2025.
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
42

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 154,393,478	$ —	$ 154,393,478
Common Stocks	854,652	45,201,497	19,670,741	65,726,890
Corporate Bonds	—	368,233,914	—	368,233,914
Exchange-Traded Funds	14,391,000	—	—	14,391,000
Preferred Stocks	—	3,110,769	—	3,110,769
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	4,104,830,867	27,115,121	4,131,945,988
Warrants	—	—	0	0
Short-Term Investments	42,470,790	—	—	42,470,790
Total Investments	$57,716,442	$4,675,770,525	$46,785,862	$4,780,272,829
Forward Foreign Currency Exchange Contracts	$ —	$ 1,328,918	$ —	$ 1,328,918
Total	$57,716,442	$4,677,099,443	$46,785,862	$4,781,601,747
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (25,632,394)	$ —	$ (25,632,394)
Total	$ —	$ (25,632,394)	$ —	$ (25,632,394)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
43

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

10  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Portfolio. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code. A request by the Portfolio and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. At this time, the Portfolio cannot reliably predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value.
44

EVBLX-NCSR    4.30.25

Eaton Vance
Floating-Rate & High Income Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Floating-Rate & High Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost $751,848,991)	$676,958,342
Investment in High Income Opportunities Portfolio, at value (identified cost $142,010,573)	109,092,688
Receivable for Fund shares sold	584,680
Total assets	$786,635,710
Liabilities
Payable for Fund shares redeemed	$2,069,305
Distributions payable	342,433
Payable to affiliates:
Administration fee	97,574
Distribution and service fees	43,137
Sub-transfer agency fee	10,133
Trustees' fees	42
Other	108,434
Accrued expenses	180,401
Total liabilities	$2,851,459
Net Assets	$783,784,251
Sources of Net Assets
Paid-in capital	$1,064,917,102
Accumulated loss	(281,132,851)
Net Assets	$783,784,251
Advisers Class Shares
Net Assets	$32,748,287
Shares Outstanding	4,045,460
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.10
Class A Shares
Net Assets	$99,984,396
Shares Outstanding	11,611,331
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.61
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.90
Class C Shares
Net Assets	$19,734,761
Shares Outstanding	2,442,576
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.08
Class I Shares
Net Assets	$599,708,351
Shares Outstanding	74,036,217
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.10
1
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2025
Class R6 Shares
Net Assets	$31,608,456
Shares Outstanding	3,902,157
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.10
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income allocated from Portfolios (net of foreign taxes withheld of $64)	$834,463
Interest income allocated from Portfolios	32,699,645
Other income allocated from Portfolios	328,814
Expenses, excluding interest expense and fees, allocated from Portfolios	(2,180,346)
Interest expense and fees allocated from Portfolios	(140,904)
Total investment income from Portfolios	$31,541,672
Expenses
Administration fee	$615,311
Distribution and service fees:
Advisers Class	41,724
Class A	128,670
Class C	93,418
Trustees’ fees and expenses	250
Custodian fee	26,788
Transfer and dividend disbursing agent fees	272,839
Legal and accounting services	23,424
Printing and postage	34,611
Registration fees	48,895
Miscellaneous	14,594
Total expenses	$1,300,524
Net investment income	$30,241,148
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss):
Investment transactions	$(3,408,507)
Foreign currency transactions	(446,160)
Forward foreign currency exchange contracts	4,302,485
Net realized gain	$447,818
Change in unrealized appreciation (depreciation):
Investments	$(14,584,401)
Foreign currency	(256,608)
Forward foreign currency exchange contracts	(5,236,493)
Net change in unrealized appreciation (depreciation)	$(20,077,502)
Net realized and unrealized loss	$(19,629,684)
Net increase in net assets from operations	$10,611,464
3
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$30,241,148	$72,426,465
Net realized gain (loss)	447,818	(28,423,816)
Net change in unrealized appreciation (depreciation)	(20,077,502)	49,584,294
Net increase in net assets from operations	$10,611,464	$93,586,943
Distributions to shareholders:
Advisers Class	$(1,203,346)	$(2,990,873)
Class A	(3,710,614)	(8,956,184)
Class C	(604,656)	(1,192,541)
Class I	(23,653,460)	(56,975,739)
Class R6	(1,168,779)	(2,553,685)
Total distributions to shareholders	$(30,340,855)	$(72,669,022)
Transactions in shares of beneficial interest:
Advisers Class	$(1,106,341)	$(5,938,083)
Class A	(5,587,269)	(11,035,494)
Class C	2,315,865	1,165,047
Class I	(33,381,867)	(110,165,678)
Class R6	1,813,447	(635,509)
Net decrease in net assets from Fund share transactions	$(35,946,165)	$(126,609,717)
Net decrease in net assets	$(55,675,556)	$(105,691,796)
Net Assets
At beginning of period	$839,459,807	$945,151,603
At end of period	$783,784,251	$839,459,807
4
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2025
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.29	$8.11	$7.99	$8.72	$8.33	$8.62
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.65	$0.60	$0.34	$0.28	$0.32
Net realized and unrealized gain (loss)	(0.19)	0.18	0.13	(0.73)	0.40	(0.27)
Total income (loss) from operations	$0.10	$0.83	$0.73	$(0.39)	$0.68	$0.05
Less Distributions
From net investment income	$(0.29)	$(0.65)	$(0.61)	$(0.34)	$(0.29)	$(0.34)
Total distributions	$(0.29)	$(0.65)	$(0.61)	$(0.34)	$(0.29)	$(0.34)
Net asset value — End of period	$8.10	$8.29	$8.11	$7.99	$8.72	$8.33
Total Return(2)	1.26%(3)	10.59%	9.35%	(4.56)%	8.20%	0.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,748	$34,656	$39,715	$43,533	$47,953	$42,806
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.08%(6)(7)	1.07%(7)	1.08%	1.02%	1.04%	1.08%
Net expenses	1.07%(6)(7)(8)	1.07%(7)(8)	1.08%(8)	1.02%(8)	1.04%	1.08%
Net investment income	7.19%(6)	7.89%	7.42%	4.01%	3.25%	3.89%
Portfolio Turnover of the Fund(9)	4%(3)	4%	3%	24%	9%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes interest expense and fees allocated from the Portfolios of 0.03% and 0.02% for the six months ended April 30, 2025 and the year ended October 31, 2024, respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
5
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2025
Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.82	$8.63	$8.50	$9.28	$8.87	$9.16
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.70	$0.64	$0.36	$0.30	$0.34
Net realized and unrealized gain (loss)	(0.21)	0.19	0.14	(0.78)	0.42	(0.27)
Total income (loss) from operations	$0.10	$0.89	$0.78	$(0.42)	$0.72	$0.07
Less Distributions
From net investment income	$(0.31)	$(0.70)	$(0.65)	$(0.36)	$(0.31)	$(0.36)
Total distributions	$(0.31)	$(0.70)	$(0.65)	$(0.36)	$(0.31)	$(0.36)
Net asset value — End of period	$8.61	$8.82	$8.63	$8.50	$9.28	$8.87
Total Return(2)	1.17%(3)	10.57%	9.38%	(4.60)%	8.14%	0.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$99,984	$108,034	$116,469	$172,307	$187,279	$181,561
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.08%(6)(7)	1.07%(7)	1.08%	1.02%	1.04%	1.08%
Net expenses	1.07%(6)(7)(8)	1.07%(7)(8)	1.08%(8)	1.02%(8)	1.04%	1.08%
Net investment income	7.19%(6)	7.89%	7.40%	4.01%	3.25%	3.84%
Portfolio Turnover of the Fund(9)	4%(3)	4%	3%	24%	9%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes interest expense and fees allocated from the Portfolios of 0.03% and 0.02% for the six months ended April 30, 2025 and the year ended October 31, 2024, respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
6
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.28	$8.10	$7.98	$8.71	$8.32	$8.60
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.59	$0.54	$0.27	$0.22	$0.26
Net realized and unrealized gain (loss)	(0.20)	0.18	0.13	(0.72)	0.39	(0.27)
Total income (loss) from operations	$0.06	$0.77	$0.67	$(0.45)	$0.61	$(0.01)
Less Distributions
From net investment income	$(0.26)	$(0.59)	$(0.55)	$(0.28)	$(0.22)	$(0.27)
Total distributions	$(0.26)	$(0.59)	$(0.55)	$(0.28)	$(0.22)	$(0.27)
Net asset value — End of period	$8.08	$8.28	$8.10	$7.98	$8.71	$8.32
Total Return(2)	0.76%(3)	9.77%	8.68%	(5.40)%	7.40%	(0.00)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,735	$17,882	$16,355	$21,726	$25,764	$37,683
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.83%(7)(8)	1.82%(8)	1.83%	1.77%	1.79%	1.83%
Net expenses	1.82%(7)(8)(9)	1.82%(8)(9)	1.83%(9)	1.77%(9)	1.79%	1.83%
Net investment income	6.44%(7)	7.11%	6.64%	3.23%	2.52%	3.12%
Portfolio Turnover of the Fund(10)	4%(3)	4%	3%	24%	9%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Amount is less than (0.005)%.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(7)	Annualized.
(8)	Includes interest expense and fees allocated from the Portfolios of 0.03% and 0.02% for the six months ended April 30, 2025 and the year ended October 31, 2024, respectively.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
7
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.30	$8.12	$8.00	$8.73	$8.34	$8.62
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.67	$0.62	$0.36	$0.30	$0.34
Net realized and unrealized gain (loss)	(0.19)	0.19	0.13	(0.73)	0.40	(0.26)
Total income (loss) from operations	$0.11	$0.86	$0.75	$(0.37)	$0.70	$0.08
Less Distributions
From net investment income	$(0.31)	$(0.68)	$(0.63)	$(0.36)	$(0.31)	$(0.36)
Total distributions	$(0.31)	$(0.68)	$(0.63)	$(0.36)	$(0.31)	$(0.36)
Net asset value — End of period	$8.10	$8.30	$8.12	$8.00	$8.73	$8.34
Total Return(2)	1.26%(3)	10.86%	9.76%	(4.43)%	8.47%	1.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$599,708	$648,336	$742,105	$1,227,499	$1,187,123	$546,479
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.83%(6)(7)	0.82%(7)	0.83%	0.77%	0.78%	0.83%
Net expenses	0.82%(6)(7)(8)	0.82%(7)(8)	0.83%(8)	0.77%(8)	0.78%	0.83%
Net investment income	7.44%(6)	8.14%	7.63%	4.27%	3.47%	4.12%
Portfolio Turnover of the Fund(9)	4%(3)	4%	3%	24%	9%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes interest expense and fees allocated from the Portfolios of 0.03% and 0.02% for the six months ended April 30, 2025 and the year ended October 31, 2024, respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
8
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.30	$8.12	$8.00	$8.73	$8.34	$8.62
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.68	$0.63	$0.36	$0.31	$0.35
Net realized and unrealized gain (loss)	(0.20)	0.18	0.13	(0.73)	0.40	(0.27)
Total income (loss) from operations	$0.11	$0.86	$0.76	$(0.37)	$0.71	$0.08
Less Distributions
From net investment income	$(0.31)	$(0.68)	$(0.64)	$(0.36)	$(0.32)	$(0.36)
Total distributions	$(0.31)	$(0.68)	$(0.64)	$(0.36)	$(0.32)	$(0.36)
Net asset value — End of period	$8.10	$8.30	$8.12	$8.00	$8.73	$8.34
Total Return(2)	1.29%(3)	10.93%	9.83%	(4.38)%	8.54%	1.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,608	$30,551	$30,507	$42,124	$37,646	$77,338
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.77%(6)(7)	0.76%(7)	0.77%	0.71%	0.74%	0.79%
Net expenses	0.76%(6)(7)(8)	0.76%(7)(8)	0.77%(8)	0.71%(8)	0.74%	0.79%
Net investment income	7.51%(6)	8.20%	7.72%	4.35%	3.61%	4.19%
Portfolio Turnover of the Fund(9)	4%(3)	4%	3%	24%	9%	8%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes interest expense and fees allocated from the Portfolios of 0.03% and 0.02% for the six months ended April 30, 2025 and the year ended October 31, 2024, respectively.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios’ investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
9
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2025 were as follows: Eaton Vance Floating Rate Portfolio (13.9%) and High Income Opportunities Portfolio (6.7%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Eaton Vance Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation— Valuation of securities by Eaton Vance Floating Rate Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection
10

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $218,436,411 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $15,535,408 are short-term and $202,901,003 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. For bank loans and bank loan related assets, the investment adviser fee is computed based on the Fund’s daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee at the following annual rates and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For high yield bonds and other instruments that are not bank loan related, the fee is an aggregate of a daily asset-based fee and a daily income-based fee at the following rates:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.3000%	3.0000%
$500 million but less than $1 billion	0.2750%	2.7500%
$1 billion but less than $1.5 billion	0.2500%	2.5000%
$1.5 billion but less than $2 billion	0.2250%	2.2500%
$2 billion but less than $3 billion	0.2000%	2.0000%
$3 billion and over	0.1750%	1.7500%
11

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

For the six months ended April 30, 2025, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2025, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $2,078,479 or 0.51% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2025, the administration fee amounted to $615,311.
The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees paid by the Portfolios due to their investments in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2025, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $28,285 relating to the Portfolios’ investments in the Liquidity Fund and in other affiliated funds.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.05%, 1.80%, 0.80% and 0.75% of the Fund’s average daily net assets for Advisers Class, Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after March 1, 2026. Pursuant to this agreement, no operating expenses were waived and/or reimbursed by EVM for the six months ended April 30, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $15,379 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,582 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025 in the amount of $675. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Distribution Plans
The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class shares and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $41,724 for Advisers Class shares and $128,670 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $70,064 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $23,354 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received $207 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
12

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions
For the six months ended April 30, 2025, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Eaton Vance Floating Rate Portfolio	$29,985,718	$88,731,868
High Income Opportunities Portfolio	4,480,624	13,258,784
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Advisers Class
Sales	241,817	$ 1,991,953	418,660	$ 3,467,305
Issued to shareholders electing to receive payments of distributions in Fund shares	145,525	1,198,304	359,309	2,979,423
Redemptions	(521,306)	(4,296,598)	(1,495,248)	(12,384,811)
Net decrease	(133,964)	$ (1,106,341)	(717,279)	$ (5,938,083)
Class A
Sales	520,669	$ 4,572,263	970,116	$ 8,542,423
Issued to shareholders electing to receive payments of distributions in Fund shares	371,262	3,251,418	885,202	7,808,636
Redemptions	(1,528,606)	(13,410,950)	(3,107,196)	(27,386,553)
Net decrease	(636,675)	$ (5,587,269)	(1,251,878)	$(11,035,494)
Class C
Sales	631,803	$ 5,195,231	775,759	$ 6,421,725
Issued to shareholders electing to receive payments of distributions in Fund shares	70,267	577,087	137,811	1,140,456
Redemptions	(420,182)	(3,456,453)	(773,266)	(6,397,134)
Net increase	281,888	$ 2,315,865	140,304	$ 1,165,047
Class I
Sales	11,297,691	$ 93,369,051	15,737,561	$130,425,627
Issued to shareholders electing to receive payments of distributions in Fund shares	2,674,694	22,035,308	6,365,886	52,818,203
Redemptions	(18,075,064)	(148,786,226)	(35,407,229)	(293,409,508)
Net decrease	(4,102,679)	$(33,381,867)	(13,303,782)	$(110,165,678)
13

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R6
Sales	769,586	$ 6,320,594	901,071	$ 7,470,120
Issued to shareholders electing to receive payments of distributions in Fund shares	141,021	1,161,422	305,785	2,537,240
Redemptions	(690,388)	(5,668,569)	(1,283,809)	(10,642,869)
Net increase (decrease)	220,219	$ 1,813,447	(76,953)	$ (635,509)
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025 and October 31, 2024, the Fund's investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Eaton Vance Floating Rate Portfolio were valued based on Level 1 inputs.
14

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.2%
Security	Principal Amount (000's omitted)	Value
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 11.428%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	$1,500	$ 1,484,682
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 12.51%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,325	1,334,923
Barings CLO Ltd.:
Series 2015-1A, Class DR, 7.131%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,500,802
Series 2018-1A, Class C, 7.118%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,468,577
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.481%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,524,296
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.131%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,334,795
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 11.20%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,002,429
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 7.441%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,503,907
Series 2018-1A, Class D, 10.191%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,475	2,339,254
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 7.685%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,477,959
Series 2016-3A, Class ER, 10.535%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,332,140
Series 2018-1A, Class D, 7.591%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,461,945
Series 2018-1A, Class E, 10.491%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,755,966
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.371%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	960,142
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.661%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,975,052
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.956%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,928,596
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 11.414%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,450,048
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 10.346%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	3,500	3,507,763
Series 2023-21A, Class D, 9.72%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	3,525	3,545,233
Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 10.218%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	$4,875	$ 4,785,388
Series 2016-1A, Class ER, 10.268%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,869,220
Series 2016-2A, Class ER, 10.518%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,370,719
Series 2017-1A, Class E, 10.768%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,148,229
Series 2018-1A, Class D, 7.418%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	2,974,929
Series 2018-1A, Class E, 10.268%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,694,271
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 7.341%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	4,989,645
Series C17A, Class DR, 10.541%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,329,242
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 8.003%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,503,672
Series 2012-3A, Class DR2, 11.003%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,457,886
Series 2014-3RA, Class C, 7.494%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	1,001,487
Series 2014-3RA, Class D, 9.944%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,023,410
Series 2014-4RA, Class C, 7.418%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	1,999,758
Series 2014-4RA, Class D, 10.168%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,417,826
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 10.856%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,946,945
Series 2022-6A, Class DR, 9.032%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,200	2,202,618
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.131%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	993,613
CIFC Funding Ltd., Series 2022-4A, Class D, 7.811%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,753,827
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.368%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,476,885
Series 2018-55A, Class E, 9.918%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,930,278
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.118%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	4,975,000
Series 2015-41A, Class ER, 9.818%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,188,404
Series 2016-42A, Class D1AR, 7.556%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,476,140
Series 2016-42A, Class ERR, 10.756%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,417,785

15
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 11.353%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	$2,500	$ 2,455,173
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.481%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,846,618
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 10.931%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,003,609
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.67%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,450	1,457,205
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.856%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,376,145
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.512%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,004,162
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 10.782%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	3,181,690
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.092%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,946,636
Series 2021-2A, Class ER, 9.356%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	985,493
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.237%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,242,800
RAD CLO 14 Ltd., Series 2021-14A, Class E, 11.018%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	925,651
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.468%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,602,365
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.431%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,507,771
Series 2016-1A, Class DR, 10.431%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,023,185
Voya CLO Ltd.:
Series 2015-3A, Class CR, 7.681%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,493,125
Series 2015-3A, Class DR, 10.731%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,110,325
Series 2016-3A, Class CR, 7.781%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	1,988,782
Series 2016-3A, Class DR, 10.611%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,102,466
Series 2018-2A, Class E, 9.768%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,257,808
Security	Principal Amount (000's omitted)	Value
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 8.031%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	$1,200	$ 1,165,244
Series 2021-3A, Class E, 11.618%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	901,539
Total Asset-Backed Securities (identified cost $158,372,112)		$ 154,393,478

Common Stocks — 1.3%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	950	$ 0
IAP Worldwide Services LLC(3)(4)	1,627	0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	223,950	$ 3,433,936
Phoenix Services International LLC(4)(5)	168,954	675,816
Phoenix Services International LLC(4)(5)	15,415	61,660
		$ 4,171,412
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	250,979	$ 491,542
		$ 491,542
Electronic Equipment, Instruments & Components — 0.4%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	8,745	$ 19,670,741
		$ 19,670,741
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	44,676	$ 854,652
		$ 854,652
Entertainment — 0.0%†
New Cineworld Ltd.(4)(5)	80,602	$ 1,692,642
		$ 1,692,642
Health Care — 0.2%
Akorn Holding Co. LLC(3)(4)(5)	705,631	$ 0
Cano Health, Inc.(4)(5)	314,140	2,146,675
Envision Parent, Inc.(4)(5)	778,264	9,592,104
		$ 11,738,779

16
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(4)(5)	1,348,933	$ 12,814,864
Serta SSB Equipment Co.(3)(4)(5)	1,348,933	0
		$ 12,814,864
Investment Companies — 0.0%†
Aegletes BV(4)(5)	116,244	$ 61,958
		$ 61,958
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(4)(5)	73,982	$ 5,499,341
		$ 5,499,341
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	498,342	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(4)(5)	100,308	$ 8,730,959
		$ 8,730,959
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	2,897	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	2,314,594	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,590	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	364,650	$ 0
		$ 0
Total Common Stocks (identified cost $108,980,129)		$ 65,726,890

Corporate Bonds — 7.5%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.4%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$1,800	$ 1,761,318
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,175	3,242,767
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense (continued)
TransDigm, Inc.: (continued)
6.875%, 12/15/30(1)	$15,000	$ 15,467,145
		$ 20,471,230
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$3,058	$ 3,040,503
5.75%, 4/20/29(1)	10,875	10,559,768
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,562,903
4.625%, 4/15/29(1)	4,625	4,350,108
		$ 22,513,282
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$3,600	$ 3,801,517
		$ 3,801,517
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$675	$ 681,536
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	724	726,945
		$ 1,408,481
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,567,240
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	531	527,980
		$ 3,095,220
Business Equipment and Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$4,475	$ 4,305,703
4.625%, 6/1/28(1)	15,725	15,071,922
		$ 19,377,625
Chemicals — 0.3%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$9,350	$ 8,647,507
7.125%, 10/1/27(1)	925	928,250
9.75%, 11/15/28(1)	7,600	7,928,381
		$ 17,504,138
Commercial Services — 0.2%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	$5,550	$ 4,946,299

17
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Commercial Services (continued)
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	$3,250	$ 3,351,787
		$ 8,298,086
Computers — 0.0%†
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$1,800	$ 1,878,514
		$ 1,878,514
Diversified Financial Services — 0.1%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	$2,925	$ 3,015,508
Aretec Group, Inc., 10.00%, 8/15/30(1)	4,225	4,554,559
		$ 7,570,067
Diversified Telecommunication Services — 0.8%
Altice France SA:
5.125%, 1/15/29(1)	$1,300	$ 1,054,081
5.125%, 7/15/29(1)	13,725	11,217,832
8.125%, 2/1/27(1)	14,325	13,123,890
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	9,100	10,120,142
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,849,720
		$ 41,365,665
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$9,150	$ 8,691,925
		$ 8,691,925
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$13,925	$ 13,315,077
		$ 13,315,077
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$1,175	$ 1,116,192
		$ 1,116,192
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$2,925	$ 2,942,852
Six Flags Entertainment Corp., 7.00%, 7/1/25(1)	586	586,935
		$ 3,529,787
Health Care — 0.5%
Medline Borrower LP, 3.875%, 4/1/29(1)	$18,800	$ 17,555,895
Tenet Healthcare Corp., 4.25%, 6/1/29	5,950	5,673,126
		$ 23,229,021
Security	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	$25,575	$ 24,409,931
		$ 24,409,931
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 4,140,118
		$ 4,140,118
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(1)	$700	$ 676,121
7.00%, 1/15/31(1)	1,750	1,777,820
AmWINS Group, Inc., 6.375%, 2/15/29(1)	4,850	4,910,834
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	15,325	15,713,335
		$ 23,078,110
Internet Software & Services — 0.0%†
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$2,700	$ 2,325,497
		$ 2,325,497
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$3,300	$ 3,292,141
NCL Corp. Ltd., 5.875%, 2/15/27(1)	18,500	18,426,468
		$ 21,718,609
Machinery — 0.4%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$13,050	$ 12,471,702
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	5,650	5,568,963
		$ 18,040,665
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$5,250	$ 5,144,129
		$ 5,144,129
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,025	$ 2,865,632
		$ 2,865,632
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$6,393	$ 6,428,266

18
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$2,525	$ 2,466,761
		$ 8,895,027
Retail — 0.2%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$10,580	$ 9,811,259
		$ 9,811,259
Software — 0.6%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$14,930	$ 15,585,397
9.00%, 9/30/29(1)	7,100	7,160,561
GoTo Group, Inc., 5.50%, 5/1/28(1)	1,342	1,170,895
UKG, Inc., 6.875%, 2/1/31(1)	7,850	8,083,569
		$ 32,000,422
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$9,650	$ 9,114,863
		$ 9,114,863
Telecommunications — 0.1%
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$3,550	$ 3,101,345
		$ 3,101,345
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$6,403	$ 6,422,480
		$ 6,422,480
Total Corporate Bonds (identified cost $376,188,590)		$ 368,233,914

Exchange-Traded Funds — 0.3%
Security	Shares	Value
Income Funds — 0.3%
Eaton Vance Floating-Rate ETF(6)	292,500	$ 14,391,000
Total Exchange-Traded Funds (identified cost $14,787,450)		$ 14,391,000

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	78,854	$ 1,912,209
Series G1(4)	54,480	1,198,560
Total Preferred Stocks (identified cost $2,733,347)		$ 3,110,769

Senior Floating-Rate Loans — 84.8%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.6%
Aernnova Aerospace SAU, Term Loan, 6.323%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 8,497,427
Air Comm Corp. LLC:
Term Loan, 7.321%, (1 mo. USD Term SOFR + 3.00%), 11/21/31		12,877	12,772,298
Term Loan, 12/11/31(8)		1,073	1,064,358
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.73%, (3 mo. USD Term SOFR + 4.50%), 2/11/32		6,050	6,034,875
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)		6,709	5,379,643
Novaria Holdings LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 6/6/31		2,363	2,363,140
TransDigm, Inc.:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 2/28/31		9,183	9,102,832
Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 3/22/30		29,189	29,163,230
Vista Management Holding, Inc., Term Loan, 8.048%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		5,575	5,561,062
			$ 79,938,865
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 8.302%, (3 mo. USD Term SOFR + 4.00%), 4/8/30		5,910	$ 5,688,555
			$ 5,688,555
Airlines — 0.4%
American Airlines, Inc., Term Loan, 6.52%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		21,903	$ 21,487,075
			$ 21,487,075

19
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods — 0.6%
Gloves Buyer, Inc., Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 12/29/27		21,387	$ 20,477,877
Hanesbrands, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		6,366	6,326,302
			$ 26,804,179
Auto Components — 1.3%
Adient U.S. LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		6,409	$ 6,281,763
Autokiniton U.S. Holdings, Inc., Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		12,775	12,595,471
Clarios Global LP:
Term Loan, 5.151%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,515	1,686,456
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		5,650	5,548,780
DexKo Global, Inc.:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,284	4,474,255
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,291	6,570,788
Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		1,781	1,649,166
Lippert Colipper, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 3/25/32		3,350	3,316,500
LTI Holdings, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 7/19/29		10,214	9,767,851
RealTruck Group, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 1/31/28		5,298	4,955,880
Term Loan, 9.436%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		7,054	6,736,366
			$ 63,583,276
Automobiles — 0.7%
Bombardier Recreational Products, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/22/31		16,917	$ 16,366,731
MajorDrive Holdings IV LLC:
Term Loan, 8.561%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		14,665	13,664,596
Term Loan, 9.949%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		2,108	1,960,260
			$ 31,991,587
Beverages — 0.8%
Celsius Holdings, Inc., Term Loan, 7.548%, (3 mo. USD Term SOFR + 3.25%), 4/1/32		6,600	$ 6,569,739
Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages (continued)
City Brewing Co. LLC:
Term Loan, 8.018%, (3 mo. USD Term SOFR + 3.50%), 4/5/28		8,949	$ 3,534,777
Term Loan, 10.506%, (3 mo. USD Term SOFR + 6.25%), 4/5/28		4,757	1,831,457
Term Loan - Second Lien, 0.00%, 4/5/28(9)		10,348	239,340
Triton Water Holdings, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		27,327	27,152,686
			$ 39,327,999
Biotechnology — 0.3%
Alltech, Inc., Term Loan, 8.686%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		12,939	$ 12,796,401
Grifols Worldwide Operations USA, Inc., Term Loan, 6.463%, (3 mo. USD Term SOFR + 2.00%), 11/15/27		3,023	2,984,182
			$ 15,780,583
Broadline Retail — 0.6%
Peer Holding III BV:
Term Loan, 5.605%, (3 mo. EURIBOR + 3.25%), 11/26/31	EUR	5,725	$ 6,496,497
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		11,360	11,327,135
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		13,391	13,353,808
			$ 31,177,440
Building Products — 0.8%
Cornerstone Building Brands, Inc.:
Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		5,963	$ 5,238,331
Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 5/15/31		4,353	3,605,606
CPG International, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 9/19/31		6,708	6,687,224
LHS Borrower LLC, Term Loan, 9.172%, (1 mo. USD Term SOFR + 4.75%), 2/16/29		5,737	5,044,376
MI Windows & Doors LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/28/31		12,307	12,139,871
Oscar AcquisitionCo LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 4/29/29		1,574	1,509,293
Sport Group Holding GmbH, Term Loan, 6.323%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,300	1,465,342
Standard Industries, Inc., Term Loan, 6.069%, (1 mo. USD Term SOFR + 1.75%), 9/22/28		1,274	1,276,960
			$ 36,967,003

20
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets — 3.2%
Advisor Group, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 8/17/28		9,029	$ 9,006,251
AllSpring Buyer LLC, Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		4,357	4,353,168
Aretec Group, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 8/9/30		13,590	13,535,875
CeramTec AcquiCo GmbH, Term Loan, 5.999%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	12,779	14,290,259
Citco Funding LLC, Term Loan, 6.934%, (6 mo. USD Term SOFR + 2.75%), 4/27/28		8,053	8,073,922
Edelman Financial Center LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		9,925	9,900,569
EIG Management Co. LLC, Term Loan, 9.323%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		3,867	3,828,081
FinCo I LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 6/27/29		12,658	12,646,576
Focus Financial Partners LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/15/31		10,887	10,770,568
Franklin Square Holdings LP, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		9,751	9,726,934
Guggenheim Partners LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		24,101	24,111,146
HighTower Holdings LLC, Term Loan, 7.291%, (3 mo. USD Term SOFR + 3.00%), 2/3/32		2,641	2,601,636
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/21/31		6,244	6,196,837
Mariner Wealth Advisors LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/18/28		15,010	15,000,999
Orion Advisor Solutions, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 9/24/30		7,761	7,761,039
Victory Capital Holdings, Inc., Term Loan, 6.609%, (3 mo. USD Term SOFR + 2.25%), 12/29/28		4,103	4,106,379
			$ 155,910,239
Chemicals — 3.7%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.049%, (3 mo. USD Term SOFR + 1.75%), 12/20/29		16,745	$ 16,764,129
Discovery Purchaser Corp., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		5,686	5,663,007
ECO Services Operations Corp., Term Loan, 6.28%, (3 mo. USD Term SOFR + 2.00%), 6/12/31		3,484	3,433,548
GEON Performance Solutions LLC, Term Loan, 8.811%, (3 mo. USD Term SOFR + 4.25%), 8/18/28		5,578	5,403,565
Groupe Solmax, Inc., Term Loan, 9.186% - 9.311%, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 5/29/28		6,612	5,508,220
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Finance PLC, Term Loan, 5.651%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	4,150	$ 4,436,776
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	1,475	1,487,985
Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 3/14/30		4,913	4,175,625
INEOS U.S. Finance LLC:
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		10,048	9,324,071
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		23,057	21,638,718
Lonza Group AG:
Term Loan, 6.28%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	950	1,003,322
Term Loan, 8.324%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		9,301	8,533,371
Minerals Technologies, Inc., Term Loan, 6.32%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		4,788	4,740,120
Momentive Performance Materials, Inc., Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 3/29/28		19,907	19,623,594
Natgasoline LLC, Term Loan, 9.799%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		4,925	4,820,344
Olympus Water U.S. Holding Corp., Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		8,508	8,419,324
Orion Engineered Carbons GmbH, Term Loan, 4.755%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,405,004
Rohm Holding GmbH:
Term Loan, 7.848%, (6 mo. EURIBOR + 5.25%), 7.598% cash, 0.25% PIK, 1/31/29	EUR	11,820	12,797,596
Term Loan, 9.737%, (6 mo. USD Term SOFR + 5.50%), 1/31/29		13,598	12,900,644
SCUR-Alpha 1503 GmbH, Term Loan, 9.78%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		10,333	9,308,075
Tronox Finance LLC:
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 4/4/29		8,664	8,181,888
Term Loan, 6.799% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		11,541	10,896,628
			$ 180,465,554
Commercial Services & Supplies — 2.3%
Albion Financing 3 SARL, Term Loan, 7.302%, (3 mo. USD Term SOFR + 3.00%), 8/16/29		6,865	$ 6,871,002
Armor Holding II LLC, Term Loan, 12/11/28(10)		1,925	1,925,000
Belfor Holdings, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 11/1/30		5,993	5,985,807

21
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
EnergySolutions LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		13,519	$ 13,484,857
Flame Newco LLC, Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 6.422% cash, 4.00% PIK, 6/30/28		2,121	2,078,153
Foundever Group, Term Loan, 6.25%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	2,596,542
Foundever Worldwide Corp., Term Loan, 8.178%, (3 mo. USD Term SOFR + 3.75%), 8/28/28		16,205	9,185,300
GFL Environmental, Inc., Term Loan, 6.819%, (3 mo. USD Term SOFR + 2.50%), 2/4/32		16,400	16,215,500
Harsco Corp., Term Loan, 6.686%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		872	846,895
Heritage-Crystal Clean, Inc., Term Loan, 8.303%, (3 mo. USD Term SOFR + 4.00%), 10/17/30		7,233	7,228,917
Minimax Viking GmbH:
Term Loan, 4.651%, (1 mo. EURIBOR + 2.50%), 3/17/32	EUR	1,475	1,668,690
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 3/17/32		5,675	5,660,813
Monitronics International, Inc., Term Loan, 12.083%, (1 mo. USD Term SOFR + 7.50%), 6/30/28		12,157	12,096,199
Prime Security Services Borrower LLC, Term Loan, 6.319%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		8,330	8,305,567
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 10/24/31		6,000	6,017,490
TMF Group Holding BV, Term Loan, 7.035% - 7.039%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		6,437	6,413,342
TruGreen LP, Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 11/2/27		8,270	7,856,095
			$ 114,436,169
Construction Materials — 1.0%
Knife River HoldCo, Term Loan, 6.292%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		2,375	$ 2,377,969
Quikrete Holdings, Inc.:
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		20,312	20,031,732
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		5,341	5,248,407
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		16,050	15,755,402
Star Holding LLC, Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 7/31/31		8,084	7,666,009
			$ 51,079,519
Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Finance — 0.4%
CPI Holdco B LLC:
Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		11,841	$ 11,780,232
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 5/17/31		7,500	7,475,775
			$ 19,256,007
Consumer Staples Distribution & Retail — 0.1%
Cardenas Markets, Inc., Term Loan, 11.149%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		4,091	$ 3,693,346
			$ 3,693,346
Containers & Packaging — 0.7%
Altium Packaging LLC, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		4,739	$ 4,638,480
Berlin Packaging LLC, Term Loan, 7.799% - 7.824%, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 6/7/31		7,375	7,332,549
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.497%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		10,672	10,611,747
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.309%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		6,675	1,403,152
Proampac PG Borrower LLC, Term Loan, 8.256% - 8.323%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		11,677	11,522,756
			$ 35,508,684
Distributors — 0.4%
Parts Europe SA, Term Loan, 5.486%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	14,275	$ 16,190,200
Phillips Feed Service, Inc., Term Loan, 11.422%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)		463	285,310
Rubix Group Midco 3 Ltd., Term Loan, 6.535%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	1,500	1,700,610
Winterfell Financing SARL, Term Loan, 7.539%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,221,248
			$ 20,397,368
Diversified Consumer Services — 0.8%
Ascend Learning LLC:
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		5,683	$ 5,627,894
Term Loan - Second Lien, 10.172%, (1 mo. USD Term SOFR + 5.75%), 12/10/29		6,348	6,262,401
KUEHG Corp., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 6/12/30		10,081	10,059,796

22
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Lernen Bidco Ltd., Term Loan, 8.589%, (3 mo. USD Term SOFR + 4.00%), 10/27/31		5,012	$ 4,997,826
Spring Education Group, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 10/4/30		3,678	3,674,612
Wand NewCo 3, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		10,224	10,099,528
			$ 40,722,057
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.809%, (6 mo. EURIBOR + 3.50%), 3/1/30	EUR	8,730	$ 9,766,163
			$ 9,766,163
Diversified Telecommunication Services — 1.0%
Altice France SA, Term Loan, 10.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/14/26		6,422	$ 5,640,446
Anuvu Holdings 2 LLC:
Term Loan, 12.645%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)		8,504	3,159,147
Term Loan, 14.395%, (3 mo. USD Term SOFR + 10.00%), 8.395% cash, 6.00% PIK, 9/27/27(3)		10,084	8,067,506
Level 3 Financing, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 3/27/32		10,851	10,843,825
Lumen Technologies, Inc.:
Term Loan, 6.786%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		9,499	9,108,370
Term Loan, 6.786%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		9,499	9,076,786
Virgin Media Bristol LLC, Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 1/31/28		2,563	2,531,404
			$ 48,427,484
Electric Utilities — 0.4%
Alpha Generation LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/30/31		3,358	$ 3,362,625
Kohler Energy Co. LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		16,586	16,254,309
			$ 19,616,934
Electrical Equipment — 0.5%
AZZ, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/13/29		1,271	$ 1,271,907
Dynamo Newco II GmbH, Term Loan, 7.798%, (3 mo. USD Term SOFR + 3.50%), 10/1/31		3,109	3,101,602
WEC U.S. Holdings Ltd., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		20,565	20,404,168
			$ 24,777,677
Borrower/Description	Principal Amount* (000's omitted)	Value
Electronic Equipment, Instruments & Components — 0.9%
Creation Technologies, Inc., Term Loan, 10.046%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	12,621	$ 12,068,827
II-VI, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 7/2/29	336	333,224
Mirion Technologies, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 10/20/28	1,722	1,721,109
Range Red Operating, Inc.:
Term Loan, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	3,183	3,065,789
Term Loan - Second Lien, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	13,353	12,860,537
TTM Technologies, Inc., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 5/30/30	2,062	2,059,527
Verifone Systems, Inc., Term Loan, 10.211%, (3 mo. USD Term SOFR + 5.50%), 8/18/28	13,380	11,927,671
		$ 44,036,684
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc.:
Term Loan, 15.435%, (1 mo. USD Term SOFR + 11.00%), 4.435% cash, 11.00% PIK, 12/31/25(3)	3,686	$ 1,061,182
Term Loan, 15.435%, (1 mo. USD Term SOFR + 11.00%), 4.435% cash, 11.00% PIK, 12/31/25(3)	31,825	9,162,333
PG Investment Co. 59 SARL, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 3/26/31	13,316	13,295,779
		$ 23,519,294
Engineering & Construction — 1.2%
American Residential Services LLC, Term Loan, 7.53%, (3 mo. USD Term SOFR + 3.25%), 2/2/32	491	$ 487,015
APi Group DE, Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/3/29	10,133	10,130,489
Arcosa, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 8/12/31	3,491	3,491,267
Artera Services LLC, Term Loan, 8.799%, (3 mo. USD Term SOFR + 4.50%), 2/15/31	8,586	8,207,593
Azuria Water Solutions, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	15,530	15,426,629
Construction Partners, Inc., Term Loan, 6.82%, (1 mo. USD Term SOFR + 2.50%), 11/3/31	4,813	4,786,875
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/8/30	15,812	15,841,428
		$ 58,371,296

23
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment — 1.7%
Creative Artists Agency LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 10/1/31		1,496	$ 1,491,305
EOC Borrower LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		30,575	30,281,939
Live Nation Entertainment, Inc., Term Loan, 6.17%, (1 mo. USD Term SOFR + 1.75%), 10/19/26		5,484	5,484,778
Playtika Holding Corp., Term Loan, 7.186%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		13,319	13,044,822
Pretzel Parent, Inc., Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		9,300	9,255,825
Renaissance Holding Corp., Term Loan, 8.28%, (3 mo. USD Term SOFR + 4.00%), 4/5/30		12,342	11,545,207
Varsity Brands, Inc., Term Loan, 7.819%, (3 mo. USD Term SOFR + 3.50%), 8/26/31		11,500	11,331,123
Vue Entertainment International Ltd., Term Loan, 10.659%, (6 mo. EURIBOR + 8.40%), 2.259% cash, 8.40% PIK, 12/31/27	EUR	1,822	1,186,990
Vue International Bidco PLC, Term Loan, 10.259%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	435	486,637
			$ 84,108,626
Financial Services — 1.2%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(9)		17,712	$ 3,498,178
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.569%, (1 mo. USD Term SOFR + 4.25%), 12/2/31		13,700	13,220,500
nVent Electric PLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 1/30/32		10,400	10,380,500
Planet U.S. Buyer LLC, Term Loan, 7.319%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		11,587	11,542,536
Synechron, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		7,375	7,301,250
Walker & Dunlop, Inc., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		6,750	6,724,687
WEX, Inc.:
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 3/31/28		5,345	5,303,134
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		2,775	2,736,844
			$ 60,707,629
Food Products — 0.7%
Del Monte Foods, Inc.:
Term Loan, 12.409%, (3 mo. USD Term SOFR + 8.15%), 11/2/28		2,649	$ 2,549,462
Term Loan, 12.469%, (3 mo. USD Term SOFR + 8.15%), 8/2/28		2,957	2,846,451
Term Loan - Second Lien, 8.699% - 8.719%, (3 mo. USD Term SOFR + 4.40%), 8/2/28		6,167	3,769,502
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Froneri Lux Finco SARL, Term Loan, 6.237%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		4,643	$ 4,615,957
Newly Weds Foods, Inc., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		9,300	9,265,125
Nomad Foods U.S. LLC, Term Loan, 6.535%, (6 mo. USD Term SOFR + 2.50%), 11/12/29		7,873	7,873,377
Valeo F1 Co. Ltd. (Ireland), Term Loan, 9.207%, (6 mo. GBP SONIA + 4.75%), 9/29/28	GBP	2,500	3,272,047
			$ 34,191,921
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		19,970	$ 19,900,625
			$ 19,900,625
Health Care Equipment & Supplies — 1.0%
Bausch & Lomb Corp., Term Loan, 7.67%, (1 mo. USD Term SOFR + 3.25%), 5/10/27		8,457	$ 8,371,449
Bayou Intermediate II LLC, Term Loan, 9.041%, (3 mo. USD Term SOFR + 4.50%), 8/2/28		8,893	8,898,643
Journey Personal Care Corp., Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 3/1/28		19,932	19,824,349
Medline Borrower LP, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/23/28		10,698	10,638,177
			$ 47,732,618
Health Care Providers & Services — 4.9%
AEA International Holdings (Lux) SARL, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		7,506	$ 7,431,140
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.299%, (3 mo. USD Term SOFR + 8.00%), 10.049% cash, 2.25% PIK, 1/15/26		17,745	16,310,377
Cano Health LLC, Term Loan, 13.799%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		1,443	1,327,921
CCRR Parent, Inc., Term Loan, 8.825%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		4,636	1,885,487
Cerba Healthcare SAS:
Term Loan, 5.851%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	14,425	12,400,893
Term Loan, 6.101%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	8,225	7,078,094
Ceva Sante Animale:
Term Loan, 5.355%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	3,725	4,208,791
Term Loan, 7.065%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		6,228	6,220,293

24
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
CHG Healthcare Services, Inc., Term Loan, 7.299% - 7.313%, (3 mo. USD Term SOFR + 3.00%), 9/29/28		4,148	$ 4,141,233
Concentra Health Services, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		3,516	3,494,211
Electron BidCo, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		2,725	2,717,997
Ensemble RCM LLC, Term Loan, 7.28%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		13,610	13,615,969
Hanger, Inc.:
Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		6,512	6,510,458
Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		838	838,256
IVC Acquisition Ltd.:
Term Loan, 6.426%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	4,100	4,615,658
Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		10,468	10,406,686
MED ParentCo LP, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 4/15/31		3,756	3,754,810
Medical Solutions Holdings, Inc.:
Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		11,292	6,900,686
Term Loan - Second Lien, 11.38%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	4,971,683
Mehilainen Yhtiot Oy, Term Loan, 6.255%, (3 mo. EURIBOR + 3.90%), 8/5/31	EUR	9,925	11,276,822
Midwest Physician Administrative Services LLC, Term Loan, 7.561%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		2,986	2,754,207
National Mentor Holdings, Inc.:
Term Loan, 8.149% - 8.172%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 3/2/28		13,992	13,382,716
Term Loan, 8.149%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		390	372,781
Term Loan - Second Lien, 11.649%, (3 mo. USD Term SOFR + 7.25%), 3/2/29		5,525	5,274,082
Pacific Dental Services LLC, Term Loan, 7.07% - 7.078%, (1 mo. USD Term SOFR + 2.75%), 3/15/31		11,409	11,324,285
Phoenix Guarantor, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		16,524	16,435,116
Radnet Management, Inc., Term Loan, 6.568%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		6,972	6,963,597
Raven Acquisition Holdings LLC:
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 11/19/31		20,650	20,460,123
Term Loan, 11/19/31(8)		1,475	1,461,437
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Select Medical Corp., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		8,728	$ 8,725,419
Sound Inpatient Physicians, Term Loan - Second Lien, 9.561%, (3 mo. USD Term SOFR + 5.00%), 8.061% cash, 1.50% PIK, 6/28/28		2,192	1,994,750
Synlab Bondco PLC, Term Loan, 5.068%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,373,461
TTF Holdings LLC, Term Loan, 8.002%, (6 mo. USD Term SOFR + 3.75%), 7/18/31		13,466	13,154,843
U.S. Anesthesia Partners, Inc., Term Loan, 8.688%, (1 mo. USD Term SOFR + 4.25%), 10/1/28		4,941	4,896,770
			$ 239,681,052
Health Care Technology — 1.3%
athenahealth Group, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/15/29		25,125	$ 24,956,286
Certara LP, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 6/26/31		1,786	1,781,167
Cotiviti Corp., Term Loan, 7.074%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		6,200	6,087,626
Imprivata, Inc., Term Loan, 7.78%, (3 mo. USD Term SOFR + 3.50%), 12/1/27		16,850	16,910,100
PointClickCare Technologies, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 11/3/31		5,786	5,783,706
Symplr Software, Inc., Term Loan, 8.88%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		7,928	6,905,249
Waystar Technologies, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/22/29		1,728	1,723,435
			$ 64,147,569
Hotels, Restaurants & Leisure — 4.9%
1011778 BC Unlimited Liability Co., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 9/20/30		29,036	$ 28,806,585
Betclic Everest Group, Term Loan, 5.785%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	4,250	4,811,268
Caesars Entertainment, Inc., Term Loan, 6.563%, (3 mo. USD Term SOFR + 2.25%), 2/6/31		22,250	21,944,309
Carnival Corp., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.00%), 10/18/28		26,623	26,597,915
ClubCorp Holdings, Inc., Term Loan, 9.561%, (3 mo. USD Term SOFR + 5.00%), 9/18/26		16,040	16,079,841
Fertitta Entertainment LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 1/27/29		12,231	11,944,341
Flutter Financing BV, Term Loan, 6.049%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		31,353	30,951,491

25
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.619%, (3 mo. EURIBOR + 3.25%), 6/30/28	EUR	9,650	$ 10,964,694
Horizon U.S. Finco LP, Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		9,425	8,498,332
J&J Ventures Gaming LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 4/26/30		4,975	4,765,130
Light & Wonder International, Inc., Term Loan, 6.57%, (1 mo. USD Term SOFR + 2.25%), 4/14/29		7,332	7,335,266
Ontario Gaming GTA LP, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		17,475	16,954,715
Playa Resorts Holding BV, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/5/29		31,538	31,541,659
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		19,155	18,963,429
			$ 240,158,975
Household Durables — 1.6%
ACProducts, Inc., Term Loan, 8.811%, (3 mo. USD Term SOFR + 4.25%), 5/17/28		12,040	$ 8,190,633
Hunter Douglas, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 1/20/32		11,313	11,060,552
Libbey Glass, Inc., Term Loan, 10.933%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		14,027	13,495,491
Madison Safety & Flow LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/26/31		1,994	1,981,786
PHRG Intermediate LLC, Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		9,000	8,392,500
Serta Simmons Bedding LLC:
Term Loan, 11.884%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,150	2,145,046
Term Loan, 11.914%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		19,808	18,170,740
Tempur Sealy International, Inc., Term Loan, 6.78%, (1 mo. USD Term SOFR + 2.50%), 10/24/31		15,362	15,349,979
			$ 78,786,727
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		19,477	$ 15,764,298
			$ 15,764,298
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/31		4,896	$ 4,881,765
			$ 4,881,765
Borrower/Description	Principal Amount* (000's omitted)		Value
Industrial Conglomerates — 0.5%
Ammeraal Beltech Holding BV, Term Loan, 7.355%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	7,273	$ 8,220,313
Rain Carbon GmbH, Term Loan, 7.426%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,729	15,387,502
			$ 23,607,815
Insurance — 3.2%
Acrisure LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		12,960	$ 12,838,583
Alliant Holdings Intermediate LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 9/19/31		31,300	31,118,978
AmWINS Group, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/30/32		11,283	11,240,150
AssuredPartners, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 2/14/31		21,394	21,419,747
Broadstreet Partners, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 6/13/31		22,837	22,758,410
Financiere CEP SAS, Term Loan, 6.577%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	5,125	5,818,312
HUB International Ltd., Term Loan, 6.77%, (3 mo. USD Term SOFR + 2.50%), 6/20/30		20,559	20,450,468
Ryan Specialty Group LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 9/15/31		11,496	11,471,068
Truist Insurance Holdings LLC:
Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		2,988	2,959,279
Term Loan - Second Lien, 9.049%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		1,842	1,841,415
USI, Inc.:
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		8,948	8,903,636
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		7,418	7,380,748
			$ 158,200,794
Interactive Media & Services — 0.4%
Aragorn Parent Corp., Term Loan, 8.57%, (1 mo. USD Term SOFR + 4.25%), 12/15/28		5,603	$ 5,618,561
Foundational Education Group, Inc., Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		5,058	4,619,219
Twitter, Inc., Term Loan, 10.949%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		7,187	6,977,421
			$ 17,215,201

26
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
IT Services — 4.4%
Asurion LLC:
Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 8/19/28	8,921	$ 8,636,383
Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 8/19/28	6,993	6,796,933
Term Loan - Second Lien, 9.686%, (1 mo. USD Term SOFR + 5.25%), 1/31/28	19,790	18,549,563
Term Loan - Second Lien, 9.686%, (1 mo. USD Term SOFR + 5.25%), 1/20/29	2,375	2,187,969
Chrysaor Bidco SARL:
Term Loan, 7.742%, (3 mo. USD Term SOFR + 3.50%), 10/30/31	10,681	10,711,382
Term Loan, 10/30/31(8)	792	794,145
Endure Digital, Inc., Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 2/10/28	29,317	21,254,795
Gainwell Acquisition Corp., Term Loan, 8.399%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	18,990	17,716,643
Go Daddy Operating Co. LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 11/9/29	38,482	38,400,934
Informatica LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	31,113	31,112,750
Iron Mountain, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 1/31/31	3,578	3,567,537
NAB Holdings LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 11/24/28	14,136	14,020,230
Plano HoldCo, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 10/2/31	5,650	5,593,500
Rackspace Finance LLC:
Term Loan, 10.685%, (1 mo. USD Term SOFR + 6.25%), 5/15/28	9,876	9,830,639
Term Loan - Second Lien, 7.185%, (1 mo. USD Term SOFR + 2.75%), 5/15/28	25,676	10,597,651
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 7/31/31	12,756	12,711,237
Virtusa Corp., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 2/15/29	1,980	1,979,178
		$ 214,461,469
Leisure Products — 0.5%
GSM Holdings, Inc., Term Loan, 9.299%, (3 mo. USD Term SOFR + 5.00%), 9/30/31	6,741	$ 6,151,277
Hayward Industries, Inc., Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 5/30/28	8,916	8,895,436
Recess Holdings, Inc., Term Loan, 8.025%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	9,311	9,242,487
		$ 24,289,200
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services — 0.5%
ICON Luxembourg SARL, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		5,320	$ 5,335,378
Loire Finco Luxembourg SARL:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 1/31/30	EUR	5,775	6,518,594
Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 1/31/30		1,108	1,101,068
Normec 1 BV:
Term Loan, 5.707%, (1 mo. EURIBOR + 3.50%), 4/16/31	EUR	490	553,898
Term Loan, 4/16/31(10)	EUR	510	576,120
PRA Health Sciences, Inc., Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		1,325	1,329,354
Sotera Health Holdings LLC, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 5/30/31		7,537	7,532,452
			$ 22,946,864
Machinery — 4.0%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.299%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		5,175	$ 5,149,125
AI Aqua Merger Sub, Inc., Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		18,753	18,560,940
Ali Group North America Corp., Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.00%), 7/30/29		10,551	10,585,693
American Trailer World Corp., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 3/3/28		2,544	2,010,125
Apex Tool Group LLC:
Term Loan, 14.422%, (1 mo. USD Term SOFR + 10.00%), 11.922% cash, 2.50% PIK, 2/8/30		12,141	10,137,512
Term Loan - Second Lien, 9.672%, (1 mo. USD Term SOFR + 5.25%), 2/8/29		5,190	4,528,639
Barnes Group, Inc., Term Loan, 7.32%, (1 mo. USD Term SOFR + 3.00%), 1/27/32		7,500	7,400,625
Clark Equipment Co., Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		7,399	7,387,167
Conair Holdings LLC, Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		20,851	11,051,011
CPM Holdings, Inc., Term Loan, 8.824%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		3,950	3,833,139
Crown Equipment Corp., Term Loan, 6.542%, (1 mo. USD Term SOFR + 2.25%), 10/10/31		9,676	9,639,466
Cube Industrials Buyer, Inc., Term Loan, 7.772%, (3 mo. USD Term SOFR + 3.50%), 10/17/31		2,825	2,806,171
Delachaux Group SA, Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	3,886	4,401,251
EMRLD Borrower LP:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/4/31		4,925	4,874,864

27
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
EMRLD Borrower LP: (continued)
Term Loan, 6.933%, (6 mo. USD Term SOFR + 2.50%), 5/31/30		4,443	$ 4,399,090
Engineered Machinery Holdings, Inc.:
Term Loan, 6.105%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,494	11,894,502
Term Loan, 8.311%, (3 mo. USD Term SOFR + 3.75%), 5/19/28		8,759	8,748,897
Term Loan - Second Lien, 10.561%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		2,000	1,977,500
INNIO Group Holding GmbH, Term Loan, 5.502%, (3 mo. EURIBOR + 3.25%), 11/2/28	EUR	2,222	2,510,955
Madison IAQ LLC, Term Loan, 6.762%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		11,433	11,345,092
Pro Mach Group, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 8/31/28		2,777	2,764,491
Roper Industrial Products Investment Co. LLC, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		6,351	6,303,039
SPX Flow, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 4/5/29		9,870	9,840,289
TK Elevator Midco GmbH:
Term Loan, 5.848%, (3 mo. EURIBOR + 3.25%), 4/30/30	EUR	8,550	9,639,864
Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30		12,838	12,803,840
Zephyr German BidCo GmbH, Term Loan, 5.443%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	7,600	8,551,592
			$ 193,144,879
Media — 0.6%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		5,775	$ 5,663,109
Charter Communications Operating LLC, Term Loan, 6.548%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		5,262	5,249,658
Emerald X, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 1/30/32		2,075	2,077,604
Fleet Midco I Ltd., Term Loan, 7.055%, (6 mo. USD Term SOFR + 2.75%), 2/21/31		6,572	6,555,400
Gray Television, Inc., Term Loan, 7.438%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		1,016	941,483
Hubbard Radio LLC, Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 9/30/27		5,146	3,473,668
Borrower/Description	Principal Amount* (000's omitted)		Value
Media (continued)
iHeartCommunications, Inc., Term Loan, 10.213%, (1 mo. USD Term SOFR + 5.78%), 5/1/29		2,241	$ 1,735,142
MJH Healthcare Holdings LLC, Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 1/29/29		2,283	2,265,629
			$ 27,961,693
Metals/Mining — 1.1%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(11)		4,016	$ 3,940,663
Arsenal AIC Parent LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		17,584	17,377,089
Novelis Corp., Term Loan, 6.292%, (3 mo. USD Term SOFR + 2.00%), 3/11/32		9,050	9,042,941
PMHC II, Inc., Term Loan, 8.642%, (3 mo. USD Term SOFR + 4.25%), 4/23/29		16,067	14,436,465
WireCo WorldGroup, Inc., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		5,727	5,269,169
Zekelman Industries, Inc., Term Loan, 6.571%, (1 mo. USD Term SOFR + 2.25%), 1/24/31		5,264	5,251,632
			$ 55,317,959
Oil, Gas & Consumable Fuels — 1.6%
Epic Crude Services LP, Term Loan, 7.256%, (3 mo. USD Term SOFR + 3.00%), 10/15/31		5,786	$ 5,786,541
Freeport LNG Investments LLLP, Term Loan, 7.522%, (3 mo. USD Term SOFR + 3.25%), 12/21/28		7,301	7,213,250
GIP II Blue Holding LP, Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 9/29/28		3,229	3,244,349
GIP Pilot Acquisition Partners LP, Term Loan, 6.277%, (3 mo. USD Term SOFR + 2.00%), 10/4/30		4,749	4,731,198
Hilcorp Energy I LP, Term Loan, 6.321%, (1 mo. USD Term SOFR + 2.00%), 2/11/30		7,850	7,751,875
ITT Holdings LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 10/11/30		8,447	8,397,981
Matador Bidco SARL, Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		29,032	29,122,779
Oxbow Carbon LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		5,266	5,199,880
Thunder Generation Funding LLC, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 10/3/31		4,991	4,994,315
			$ 76,442,168
Pharmaceuticals — 1.0%
Aenova Holding GmbH, Term Loan, 5.499%, (3 mo. EURIBOR + 3.00%), 8/22/31	EUR	2,550	$ 2,873,733
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 5.651%, (1 mo. EURIBOR + 3.50%), 9/30/28	EUR	2,375	2,695,914

28
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Bausch Health Co., Inc., Term Loan, 10.542%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		7,975	$ 7,543,034
Jazz Financing Lux SARL, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		4,955	4,944,341
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (1 mo. USD Term SOFR + 9.50%), 11/14/28		18,243	18,961,803
Nidda Healthcare Holding AG, Term Loan, 6.54%, (3 mo. EURIBOR + 4.00%), 2/21/30	EUR	6,550	7,435,642
Recipharm AB, Term Loan, 5.506%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,725	1,933,531
			$ 46,387,998
Professional Services — 4.5%
AAL Delaware Holdco, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		6,617	$ 6,615,766
Amspec Parent LLC:
Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 12/22/31		7,280	7,280,000
Term Loan, 12/22/31(8)		1,120	1,120,000
APFS Staffing Holdings, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,553	3,392,170
Apleona Holding GmbH, Term Loan, 4.886%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	1,775	2,009,975
CohnReznick LLP:
Term Loan, 8.303%, (3 mo. USD Term SOFR + 4.00%), 3/31/32		5,461	5,467,728
Term Loan, 3/31/32(8)		1,264	1,265,678
CoreLogic, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		13,883	13,730,126
Term Loan - Second Lien, 10.936%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,200	1,148,064
Corporation Service Co., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		8,749	8,687,353
Crisis Prevention Institute, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 4/9/31		3,017	2,972,176
EAB Global, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		13,754	13,517,737
Employbridge Holding Co.:
Term Loan, 9.799%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		8,572	7,211,207
Term Loan, 1/19/30(8)		3,589	3,019,611
Term Loan - Second Lien, 9.311%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		19,170	7,140,928
First Advantage Holdings LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 10/31/31		20,630	20,514,055
Galaxy Bidco Ltd., Term Loan, 6.708%, (3 mo. EURIBOR + 4.00%), 12/19/29	EUR	6,150	6,978,666
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Genuine Financial Holdings LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 9/27/30		4,039	$ 3,950,283
Grant Thornton Advisors LLC:
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		5,902	5,864,876
Term Loan, 6/2/31(8)		675	670,781
iSolved, Inc., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 10/15/30		5,123	5,129,816
Mermaid Bidco, Inc., Term Loan, 7.553%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		9,108	9,039,619
Neptune Bidco U.S., Inc., Term Loan, 9.33%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		7,091	6,277,587
PHM Group Holding Oy, Term Loan, 5.725%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	4,900	5,467,703
Stepstone Group Midco 2 GmbH, Term Loan, 12/4/31(10)		7,450	7,170,625
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.027%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	4,175	4,747,387
Tempo Acquisition LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		1,994	1,980,650
Teneo Holdings LLC, Term Loan, 9.072%, (1 mo. USD Term SOFR + 4.75%), 3/13/31		11,963	12,008,192
Trans Union LLC:
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		6,368	6,335,571
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		31,310	31,178,479
Vaco Holdings LLC, Term Loan, 9.449%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		5,996	5,353,350
			$ 217,246,159
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		6,611	$ 6,590,420
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/31/30		6,200	6,210,724
Greystar Real Estate Partners LLC, Term Loan, 7.033%, (3 mo. USD Term SOFR + 2.75%), 8/21/30		7,885	7,855,179
			$ 20,656,323
Road & Rail — 0.9%
Avis Budget Car Rental LLC, Term Loan, 6.186%, (1 mo. USD Term SOFR + 1.75%), 8/6/27		29,770	$ 29,202,833
Hertz Corp.:
Term Loan, 8.033%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		7,456	5,871,305

29
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
Hertz Corp.: (continued)
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		4,871	$ 3,793,127
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		954	742,710
Kenan Advantage Group, Inc., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		3,980	3,915,275
			$ 43,525,250
Semiconductors & Semiconductor Equipment — 0.5%
Altar Bidco, Inc., Term Loan - Second Lien, 9.747%, (1 yr. USD Term SOFR + 5.60%), 2/1/30		5,650	$ 5,378,094
Bright Bidco BV, Term Loan, 12.28%, (3 mo. USD Term SOFR + 8.00%), 10/31/27		3,669	1,471,197
MaxLinear, Inc., Term Loan, 6.691%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		2,955	2,733,705
MKS Instruments, Inc., Term Loan, 6.323%, (1 mo. USD Term SOFR + 2.00%), 8/17/29		13,113	13,050,794
			$ 22,633,790
Software — 11.9%
Applied Systems, Inc., Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 2/24/31		35,958	$ 35,935,158
Astra Acquisition Corp.:
Term Loan, 0.00%, 10/25/28(9)		10,314	206,285
Term Loan, 0.00%, 10/25/29(9)		15,518	543,132
Term Loan, 11.049%, (3 mo. USD Term SOFR + 6.75%), 2/25/28		7,361	4,269,362
Boost Newco Borrower LLC, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		28,628	28,604,345
Boxer Parent Co., Inc., Term Loan - Second Lien, 10.072%, (1 mo. USD Term SOFR + 5.75%), 7/30/32		7,500	7,112,475
Cegid Group SAS:
Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 7/10/28	EUR	3,525	3,991,880
Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 7/10/28	EUR	3,850	4,360,144
Central Parent, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 7/6/29		19,179	16,064,687
Cloud Software Group, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 3/29/29		17,501	17,315,940
Cloudera, Inc.:
Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		27,823	27,458,280
Term Loan - Second Lien, 10.422%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		2,950	2,785,302
Clover Holdings 2 LLC, Term Loan, 8.295%, (3 mo. USD Term SOFR + 4.00%), 12/9/31		11,700	11,700,000
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(11)		2,113	$ 2,073,004
Constant Contact, Inc., Term Loan, 8.518%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		4,971	4,566,961
Cornerstone OnDemand, Inc., Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		8,152	7,255,244
Dragon Buyer, Inc., Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 9/30/31		5	4,978
Drake Software LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		13,576	13,100,754
E2open LLC, Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 2/4/28		15,927	15,865,524
ECI Macola Max Holding LLC, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 5/9/30		15,527	15,495,608
Ellucian Holdings, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 10/9/29		18,624	18,573,624
Epicor Software Corp., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 5/30/31		43,285	43,132,873
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		12,248	12,003,019
Gen Digital, Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		1,143	1,135,455
GoTo Group, Inc.:
Term Loan, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28		10,811	9,835,027
Term Loan - Second Lien, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28		8,112	3,349,522
IGT Holding IV AB:
Term Loan, 5.505%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	1,205	1,362,043
Term Loan, 7.782%, (3 mo. USD Term SOFR + 3.50%), 9/1/31		3,953	3,963,200
Ivanti Software, Inc., Term Loan, 8.793%, (3 mo. USD Term SOFR + 4.25%), 12/1/27		3,831	2,889,501
Marcel LUX IV SARL:
Term Loan, 6.356%, (3 mo. EURIBOR + 3.75%), 11/12/30	EUR	8,650	9,828,897
Term Loan, 7.83%, (1 mo. USD Term SOFR + 3.50%), 11/12/30		28,110	28,145,444
McAfee LLC, Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		29,480	27,791,023
Mosel Bidco SE, Term Loan, 6.105%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	4,750	5,386,932
N-Able International Holdings II LLC, Term Loan, 7.325%, (3 mo. USD Term SOFR + 2.75%), 7/19/28		1,245	1,240,018
NCR Atleos LLC, Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 4/16/29		7,284	7,306,297

30
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Open Text Corp., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		12,965	$ 12,942,716
Polaris Newco LLC:
Term Loan, 5.901%, (1 mo. EURIBOR + 3.75%), 6/2/28	EUR	8,347	8,860,730
Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 6/2/28		2,897	2,800,182
Project Boost Purchaser LLC:
Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 7/16/31		8,055	7,997,744
Term Loan - Second Lien, 9.549%, (3 mo. USD Term SOFR + 5.25%), 7/16/32		2,575	2,540,662
Proofpoint, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		4,333	4,312,516
Quest Software U.S. Holdings, Inc., Term Loan, 8.68%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		16,328	10,123,069
RealPage, Inc.:
Term Loan, 7.561%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		15,528	15,400,455
Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		4,000	4,000,820
Redstone Holdco 2 LP, Term Loan, 9.291%, (3 mo. USD Term SOFR + 4.75%), 4/27/28		11,692	7,161,239
Sabre GLBL, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		885	845,294
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		1,550	1,481,668
Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		531	501,257
Term Loan, 9.422%, (1 mo. USD Term SOFR + 5.00%), 6/30/28		476	451,946
Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		10,591	10,017,250
Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		2,157	2,044,028
Skillsoft Corp., Term Loan, 9.685%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		10,172	8,800,948
SolarWinds Holdings, Inc., Term Loan, 8.261%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		19,375	18,751,416
UKG, Inc., Term Loan, 7.32%, (1 mo. USD Term SOFR + 3.00%), 2/10/31		34,832	34,752,712
Veritas U.S., Inc., Term Loan, 16.799%, (3 mo. USD Term SOFR + 12.50%), 12/9/29		6,097	6,010,482
Vision Solutions, Inc.:
Term Loan, 8.541%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		27,809	25,931,893
Term Loan - Second Lien, 11.791%, (3 mo. USD Term SOFR + 7.25%), 4/23/29		1,500	1,395,705
			$ 581,776,670
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail — 2.0%
Applegreen Ireland, Term Loan, 7.186%, (3 mo. EURIBOR + 5.00%), 1/30/32	EUR	1,000	$ 1,139,580
Apro LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 7/9/31		5,721	5,685,492
Boels Topholding BV, Term Loan, 5.101%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	131	147,878
EG Group Ltd., Term Loan, 2/7/28(10)		2,000	2,003,570
Etraveli Holding AB, Term Loan, 6.355%, (3 mo. EURIBOR + 4.00%), 11/2/28	EUR	11,694	13,302,768
Great Outdoors Group LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		12,534	12,286,482
Harbor Freight Tools USA, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		18,287	17,071,105
Homeserve USA Holding Corp., Term Loan, 6.57%, (1 mo. USD Term SOFR + 2.25%), 10/21/30		9,405	9,378,525
Les Schwab Tire Centers, Term Loan, 6.813% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		16,454	16,356,508
LIDS Holdings, Inc., Term Loan, 9.945%, (3 mo. USD Term SOFR + 5.50%), 12/14/26		1,890	1,880,464
Mavis Tire Express Services Corp., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 5/4/28		1,592	1,574,790
PetSmart, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 2/11/28		964	953,383
Speedster Bidco GmbH:
Term Loan, 6.129%, (6 mo. EURIBOR + 3.75%), 12/10/31	EUR	8,100	9,189,486
Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		7,775	7,736,125
			$ 98,706,156
Technology Hardware, Storage & Peripherals — 0.1%
Poseidon Bidco SASU, Term Loan, 7.355%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	8,200	$ 6,400,379
			$ 6,400,379
Trading Companies & Distributors — 3.4%
American Builders & Contractors Supply Co., Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/31		5,390	$ 5,394,947
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.07%, (1 mo. USD Term SOFR + 1.75%), 6/24/30		39,121	39,015,054
CD&R Hydra Buyer, Inc., Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		9,995	9,662,248
Core & Main LP, Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 2/9/31		3,663	3,664,608

31
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
DXP Enterprises, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		7,117	$ 7,105,884
Foundation Building Materials Holding Co. LLC, Term Loan, 8.28% - 8.322%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 1/29/31		11,276	10,424,267
Kodiak Building Partners, Inc., Term Loan, 8.035% - 8.039%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		1,600	1,542,424
Paint Intermediate III LLC, Term Loan, 7.302%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		4,800	4,798,512
Patagonia Bidco Ltd., Term Loan, 9.954%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	20,400	24,074,173
Quimper AB, Term Loan, 6.078%, (3 mo. EURIBOR + 3.75%), 3/29/30	EUR	3,500	3,969,199
Spin Holdco, Inc., Term Loan, 8.562%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		30,952	25,456,081
White Cap Buyer LLC, Term Loan, 7.575%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		18,125	17,711,957
Windsor Holdings III LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		11,652	11,535,092
			$ 164,354,446
Wireless Telecommunication Services — 0.7%
CCI Buyer, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 12/17/27		20,158	$ 20,191,159
Digicel International Finance Ltd., Term Loan, 11.78%, (3 mo. USD Term SOFR + 7.50%), 9.53% cash, 2.25% PIK, 5/25/27		15,054	14,876,673
			$ 35,067,832
Total Senior Floating-Rate Loans (identified cost $4,367,982,322)			$4,143,135,887

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	9,917	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(12)	42,470,790	$ 42,470,790
Total Short-Term Investments (identified cost $42,470,790)		$ 42,470,790
Total Investments — 98.1% (identified cost $5,071,514,740)		$4,791,462,728
Less Unfunded Loan Commitments — (0.2)%		$ (11,189,899)
Net Investments — 97.9% (identified cost $5,060,324,841)		$4,780,272,829
Other Assets, Less Liabilities — 2.1%		$ 103,141,428
Net Assets — 100.0%		$4,883,414,257
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $510,531,786 or 10.5% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Affiliated fund (see Note 7).
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

32
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2025, the total value of unfunded loan commitments is $10,156,277. See Note 1F for description.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined.
(11)	Fixed-rate loan.
(12)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	293,003,711	EUR	270,766,698	Standard Chartered Bank	5/5/25	$ —	$(13,734,482)
EUR	4,000,000	USD	4,369,270	Citibank, N.A.	5/30/25	168,973	—
GBP	1,700,000	USD	2,196,662	Standard Chartered Bank	5/30/25	69,142	—
GBP	732,923	USD	937,826	State Street Bank and Trust Company	5/30/25	39,032	—
USD	31,218,932	EUR	29,697,816	Australia and New Zealand Banking Group Limited	5/30/25	—	(2,475,046)
USD	30,579,004	EUR	29,050,500	Citibank, N.A.	5/30/25	—	(2,380,555)
USD	30,575,172	EUR	29,050,500	State Street Bank and Trust Company	5/30/25	—	(2,384,387)
USD	30,542,014	EUR	29,050,500	State Street Bank and Trust Company	5/30/25	—	(2,417,545)
USD	752,705	GBP	580,839	Goldman Sachs International	5/30/25	—	(21,451)
USD	28,284,582	GBP	22,327,734	Standard Chartered Bank	5/30/25	—	(1,474,395)
USD	308,327,184	EUR	270,766,698	Standard Chartered Bank	6/3/25	1,051,771	—
USD	5,526,963	EUR	5,094,977	Bank of America, N.A.	6/30/25	—	(264,897)
USD	5,035,266	EUR	4,639,910	State Street Bank and Trust Company	6/30/25	—	(239,284)
USD	5,034,198	EUR	4,639,910	State Street Bank and Trust Company	6/30/25	—	(240,352)
						$1,328,918	$(25,632,394)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
33
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $5,000,721,193)	$4,723,411,039
Affiliated investments, at value (identified cost $59,603,648)	56,861,790
Cash	7,731,616
Deposits for derivatives collateral — forward foreign currency exchange contracts	27,140,000
Foreign currency, at value (identified cost $104,384,511)	104,109,264
Interest receivable	29,636,303
Dividends receivable from affiliated investments	411,922
Receivable for investments sold	85,390,139
Receivable for open forward foreign currency exchange contracts	1,328,918
Receivable from affiliates	7,550
Trustees' deferred compensation plan	298,020
Prepaid upfront fees on notes payable	834,424
Prepaid expenses	21,391
Other assets	102,720
Total assets	$5,037,285,096
Liabilities
Notes payable	$100,000,000
Cash collateral due to broker	2,380,000
Payable for investments purchased	22,024,152
Payable for open forward foreign currency exchange contracts	25,632,394
Payable to affiliates:
Investment adviser fee	2,094,786
Trustees' fees	9,042
Trustees' deferred compensation plan	298,020
Accrued expenses	1,432,445
Total liabilities	$153,870,839
Commitments and contingencies (see Note 10)
Net Assets applicable to investors' interest in Portfolio	$4,883,414,257
34
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income from affiliated investments	$4,746,582
Interest income	212,900,583
Other income	2,447,334
Total investment income	$220,094,499
Expenses
Investment adviser fee	$13,345,820
Trustees’ fees and expenses	54,250
Custodian fee	543,083
Legal and accounting services	104,104
Interest expense and fees	1,140,587
Miscellaneous	82,129
Total expenses	$15,269,973
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$184,290
Total expense reductions	$184,290
Net expenses	$15,085,683
Net investment income	$205,008,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(24,492,799)
Foreign currency transactions	(3,282,095)
Forward foreign currency exchange contracts	32,169,348
Net realized gain	$4,394,454
Change in unrealized appreciation (depreciation):
Investments	$(102,648,718)
Investments - affiliated investments	(396,450)
Foreign currency	(1,914,239)
Forward foreign currency exchange contracts	(38,640,065)
Net change in unrealized appreciation (depreciation)	$(143,599,472)
Net realized and unrealized loss	$(139,205,018)
Net increase in net assets from operations	$65,803,798
35
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$205,008,816	$479,459,514
Net realized gain (loss)	4,394,454	(189,984,677)
Net change in unrealized appreciation (depreciation)	(143,599,472)	261,416,635
Net increase in net assets from operations	$65,803,798	$550,891,472
Capital transactions:
Contributions	$186,536,346	$313,003,430
Withdrawals	(716,056,448)	(1,278,538,434)
Net decrease in net assets from capital transactions	$(529,520,102)	$(965,535,004)
Net decrease in net assets	$(463,716,304)	$(414,643,532)
Net Assets
At beginning of period	$5,347,130,561	$5,761,774,093
At end of period	$4,883,414,257	$5,347,130,561
36
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.57%(2)	0.57%	0.58%	0.54%	0.56%	0.59%
Net expenses	0.57%(2)(3)	0.57%(3)	0.58%(3)	0.54%(3)	0.56%	0.59%
Net investment income	7.86%(2)	8.70%	8.21%	4.39%	3.51%	4.17%
Portfolio Turnover	14%(4)	31%	19%	27%	26%	28%
Total Return	1.26%(4)	10.49%	10.63%	(3.32)%	7.80%	1.18%
Net assets, end of period (000’s omitted)	$4,883,414	$5,347,131	$5,761,774	$8,101,131	$8,986,782	$5,649,501
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022.
(4)	Not annualized.
37
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 86.1% and 13.9%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
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Floating Rate Portfolio
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Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
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April 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $13,345,820 or 0.51% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $184,290 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
During the six months ended April 30, 2025, BMR reimbursed the Portfolio $12,397 for a net realized loss due to a trading error. The amount of the reimbursement had no significant impact on total return.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, and principal repayments on Senior Loans, aggregated $691,488,104 and $896,703,502, respectively, for the six months ended April 30, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$5,064,474,372
Gross unrealized appreciation	$40,228,128
Gross unrealized depreciation	(348,733,147)
Net unrealized depreciation	$(308,505,019)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for
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April 30, 2025
Notes to Financial Statements (Unaudited) — continued

financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit related contingent features in a net liability position was $25,632,394. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $24,760,000 at April 30, 2025.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$1,328,918	$(25,632,394)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
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Floating Rate Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank, N.A.	$168,973	$(168,973)	$ —	$ —	$ —
Standard Chartered Bank	1,120,913	(1,120,913)	—	—	—
State Street Bank and Trust Company	39,032	(39,032)	—	—	—
	$1,328,918	$(1,328,918)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Australia and New Zealand Banking Group Limited	$(2,475,046)	$ —	$ —	$2,475,046	$ —
Bank of America, N.A.	(264,897)	—	—	—	(264,897)
Citibank, N.A.	(2,380,555)	168,973	—	2,211,582	—
Goldman Sachs International	(21,451)	—	—	—	(21,451)
Standard Chartered Bank	(15,208,877)	1,120,913	—	14,087,964	—
State Street Bank and Trust Company	(5,281,568)	39,032	—	2,980,000	(2,262,536)
	$(25,632,394)	$1,328,918	$ —	$21,754,592	$(2,548,884)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$32,169,348	$(38,640,065)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was approximately $880,494,000.
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Notes to Financial Statements (Unaudited) — continued

6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $500 million unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 2, 2026. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $504,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2025 is $834,424 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. At April 30, 2025, the Portfolio had borrowings outstanding under the Agreement of $100,000,000 at an annual interest rate of 7.50%. For the six months ended April 30, 2025, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $14,779,006 and 7.50%, respectively.
7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2025, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $56,861,790, which represents 1.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Worldwide Services LLC(1)	$ —	$ —	$ —	$ —	$ —	$ 0	$ —	2,577
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	—	14,787,450	—	—	(396,450)	14,391,000	531,657	292,500
Short-Term Investments
Liquidity Fund	212,728,697	796,839,401	(967,097,308)	—	—	42,470,790	4,214,925	42,470,790
Total				$ —	$(396,450)	$56,861,790	$4,746,582
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Company is no longer an affiliate as of April 30, 2025.
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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April 30, 2025
Notes to Financial Statements (Unaudited) — continued

At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 154,393,478	$ —	$ 154,393,478
Common Stocks	854,652	45,201,497	19,670,741	65,726,890
Corporate Bonds	—	368,233,914	—	368,233,914
Exchange-Traded Funds	14,391,000	—	—	14,391,000
Preferred Stocks	—	3,110,769	—	3,110,769
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	4,104,830,867	27,115,121	4,131,945,988
Warrants	—	—	0	0
Short-Term Investments	42,470,790	—	—	42,470,790
Total Investments	$57,716,442	$4,675,770,525	$46,785,862	$4,780,272,829
Forward Foreign Currency Exchange Contracts	$ —	$ 1,328,918	$ —	$ 1,328,918
Total	$57,716,442	$4,677,099,443	$46,785,862	$4,781,601,747
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (25,632,394)	$ —	$ (25,632,394)
Total	$ —	$ (25,632,394)	$ —	$ (25,632,394)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
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Floating Rate Portfolio
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Notes to Financial Statements (Unaudited) — continued

10  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Portfolio. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code. A request by the Portfolio and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. At this time, the Portfolio cannot reliably predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value.
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EVFHX-NCSR    4.30.25

Eaton Vance
Government Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Government Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.1%
Security	Principal Amount (000's omitted)	Value
CFMT LLC, Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(2)	$3,490	$ 3,210,328
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	3,000	3,040,919
KKR SFR Warehouse Participation, 7.822%, (30-day SOFR Average + 3.50%), 12/13/25(3)	3,347	3,349,282
LoanDepot GMSR Master Trust, Series 2018-GT1, Class A, 7.985%, (1 mo. SOFR + 3.664%), 10/16/25(1)(3)	1,000	997,386
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	159	155,292
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	958	926,407
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	1,000	824,237
STAR Trust, Series 2021-SFR1, Class H, 8.886%, (1 mo. SOFR + 4.564%), 4/17/38(1)(3)	500	481,047
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	2,000	1,877,334
Total Asset-Backed Securities (identified cost $14,034,895)		$ 14,862,232

Collateralized Mortgage Obligations — 67.1%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	$1,269	$ 1,229,395
Champs Trust:
Series 2024-1, Class A, 8.774%, 7/25/59(1)(2)	3,032	3,121,177
Series 2024-2, Class A, 9.576%, 11/25/59(1)(2)	2,447	2,547,164
Series 2024-3, Class A, 8.344%, 1/25/60(1)(2)	1,406	1,456,154
CHNGE Mortgage Trust:
Series 2023-1, Class A1, 7.065%, 3/25/58(1)(2)	476	479,439
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	1,502	1,520,027
FARM Mortgage Trust, Series 2023-1, Class B, 3.039%, 3/25/52(1)(2)	2,979	2,208,709
Federal Home Loan Mortgage Corp.:
Series 1822, Class Z, 6.90%, 3/15/26	10	10,036
Series 1829, Class ZB, 6.50%, 3/15/26	0(5)	125
Series 1896, Class Z, 6.00%, 9/15/26	2	1,634
Series 2075, Class PH, 6.50%, 8/15/28	10	10,446
Series 2091, Class ZC, 6.00%, 11/15/28	29	29,997
Series 2102, Class Z, 6.00%, 12/15/28	8	7,789
Series 2115, Class K, 6.00%, 1/15/29	35	35,281
Series 2142, Class Z, 6.50%, 4/15/29	22	22,494
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4107, Class SA, 0.029%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	$419	$ 295,772
Series 4107, Class SB, 0.029%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	208	113,122
Series 4107, Class SC, 0.029%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	500	352,593
Series 4107, Class SD, 0.029%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(6)	373	207,921
Series 4204, Class AF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 5/15/43(3)	540	460,189
Series 4259, Class UE, 2.50%, 5/15/43	216	199,773
Series 4623, Class SK, 0.393%, (3.49% - 30-day SOFR Average x 0.714), 10/15/46(6)	259	150,168
Series 4938, Class KZ, 2.50%, 12/25/49	675	380,098
Series 5028, Class AZ, 2.00%, 10/25/50	226	103,723
Series 5031, Class Z, 2.50%, 10/25/50	1	289
Series 5035, Class ZT, 2.00%, 10/25/50	796	399,968
Series 5039, Class ZJ, 2.00%, 11/25/50	103	47,515
Series 5042, Class PZ, 2.00%, 11/25/50	2,136	1,043,466
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(6)	1,266	620,259
Series 5093, Class Z, 3.00%, 1/25/51	0(5)	40
Series 5101, Class EZ, 2.00%, 3/25/51	564	238,923
Series 5104, Class WZ, 3.00%, 4/25/51	135	88,110
Series 5114, Class ZH, 3.00%, 5/25/51	60	35,464
Series 5123, Class JZ, 2.00%, 7/25/51	113	57,682
Series 5129, Class HZ, 1.25%, 4/25/50	170	73,639
Series 5159, Class ZT, 3.00%, 11/25/51	799	552,240
Series 5300, Class EY, 6.00%, 12/25/52	2,000	2,068,108
Series 5324, Class MZ, 6.00%, 7/25/53	3,711	3,804,194
Series 5381, Class Z, 5.50%, 2/25/54	4,284	4,093,324
Series 5391, Class EZ, 5.50%, 3/25/54	4,264	4,217,018
Series 5453, Class DZ, 5.50%, 9/25/54	4,149	3,958,205
Series 5478, Class SG, 5.932%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(6)	1,960	2,052,832
Series 5508, Class SC, 7.939%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	3,884	4,379,375
Series 5535, Class MB, 8.40%, (30-day SOFR Average + 4.05%), 5/25/55(6)	4,000	4,100,883
Interest Only:(7)
Series 362, Class C12, 4.00%, 12/15/47	1,871	390,895
Series 4749, Class IL, 4.00%, 12/15/47	660	137,738
Series 4756, Class KI, 4.00%, 1/15/48	734	149,591
Series 4768, Class IO, 4.00%, 3/15/48	525	109,323
Series 4772, Class PI, 4.00%, 1/15/48	778	162,076
Series 4966, Class SY, 1.582%, (5.936% - 30-day SOFR Average), 4/25/50(6)	1,905	277,464
Series 5008, Class IE, 2.00%, 9/25/50	4,065	529,734
Series 5010, Class I, 2.00%, 9/25/50	3,058	401,329

1
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 5010, Class IN, 2.00%, 9/25/50	$2,162	$ 281,929
Series 5010, Class NI, 2.00%, 9/25/50	2,547	334,283
Series 5016, Class UI, 2.00%, 9/25/50	2,474	322,419
Series 5017, Class DI, 2.00%, 9/25/50	4,330	564,233
Series 5024, Class CI, 2.00%, 10/25/50	4,691	614,616
Series 5025, Class GI, 2.00%, 10/25/50	1,042	137,658
Series 5028, Class TI, 2.00%, 10/25/50	1,300	129,242
Series 5038, Class DI, 2.00%, 11/25/50	6,646	868,137
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(6)	3,967	149,273
Series 5070, Class CI, 2.00%, 2/25/51	7,467	1,028,979
Principal Only:(8)
Series 246, Class PO, 0.00%, 5/15/37	1,002	826,108
Series 3435, Class PO, 0.00%, 4/15/38	950	775,491
Series 4239, Class OU, 0.00%, 7/15/43	319	192,765
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2019-HQA3, Class B2, 11.968%, (30-day SOFR Average + 7.614%), 9/25/49(1)(3)	1,000	1,145,000
Federal National Mortgage Association:
Series 2000-49, Class A, 8.00%, 3/18/27	1	1,192
Series 2001-81, Class HE, 6.50%, 1/25/32	123	127,300
Series 2012-133, Class WS, 0.083%, (3.696% - 30-day SOFR Average x 0.833), 12/25/42(6)	305	195,200
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,308	955,530
Series 2013-6, Class TY, 1.50%, 2/25/43	795	537,770
Series 2013-58, Class SC, 0.00%, (5.828% - 30-day SOFR Average x 1.50, Floor 0.00%), 6/25/43(6)	323	246,350
Series 2020-63, Class ZN, 3.00%, 9/25/50	99	58,214
Series 2023-12, Class LW, 6.00%, 4/25/53(9)	2,000	2,066,919
Series 2023-13, Class LY, 6.00%, 4/25/53	2,000	2,065,038
Series 2023-14, Class EL, 6.00%, 4/25/53(9)	7,000	7,340,375
Series 2024-105, Class KT, 0.125%, 1/25/55	3,830	3,206,061
Series 2025-12, Class FM, 8.354%, (30-day SOFR Average + 4.00%), 3/25/55(3)	992	1,014,722
Interest Only:(7)
Series 2017-66, Class TI, 0.05%, (5.936% - 30-day SOFR Average, Cap 0.05%), 10/25/42(6)	10,047	32,093
Series 2018-21, Class IO, 3.00%, 4/25/48	2,106	358,900
Series 2019-1, Class SA, 0.932%, (5.286% - 30-day SOFR Average), 2/25/49(6)	1,052	64,331
Series 2020-23, Class SP, 1.582%, (5.936% - 30-day SOFR Average), 2/25/50(6)	1,866	273,410
Series 2020-45, Class HI, 2.50%, 7/25/50	2,881	442,800
Series 2020-45, Class IJ, 2.50%, 7/25/50	4,520	686,992
Series 2020-73, Class NI, 2.00%, 10/25/50	659	86,791
Series 2021-3, Class KI, 2.50%, 2/25/51	6,088	952,320
Series 2021-3, Class LI, 2.50%, 2/25/51	6,028	932,958
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-4, Class AI, 2.00%, 12/25/49	$8,537	$ 1,053,195
Series 2021-10, Class EI, 2.00%, 3/25/51	3,484	492,267
Principal Only:(8)
Series 379, Class 1, 0.00%, 5/25/37	643	525,557
Series 2014-9, Class DO, 0.00%, 2/25/43	472	376,411
Series 2014-17, Class PO, 0.00%, 4/25/44	952	691,591
Series 2023-55, Class OE, 0.00%, 11/25/53	4,554	3,700,768
Government National Mortgage Association:
Series 2016-168, Class JS, 0.00%, (4.336% - 1 mo. SOFR x 1.116, Floor 0.00%), 11/20/46(6)	32	20,210
Series 2017-137, Class AF, 4.933%, (1 mo. SOFR + 0.614%), 9/20/47(3)	789	767,469
Series 2020-84, Class BZ, 2.50%, 6/20/50	708	389,865
Series 2021-1, Class ZD, 3.00%, 1/20/51	141	90,741
Series 2021-24, Class EZ, 2.50%, 1/20/51	406	226,295
Series 2021-24, Class KZ, 2.50%, 2/20/51	409	261,451
Series 2021-25, Class JZ, 2.50%, 2/20/51	231	119,701
Series 2021-49, Class VZ, 2.50%, 3/20/51	2	1,177
Series 2021-77, Class ZG, 3.00%, 7/20/50	50	29,030
Series 2021-114, Class JZ, 3.00%, 6/20/51	192	114,056
Series 2021-118, Class EZ, 2.50%, 7/20/51	1,212	728,548
Series 2021-121, Class ZE, 2.50%, 7/20/51	38	18,965
Series 2021-131, Class ZN, 3.00%, 7/20/51	315	212,224
Series 2021-136, Class Z, 2.50%, 8/20/51	1,987	1,163,967
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,161	1,347,231
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,770	1,020,187
Series 2021-154, Class ZC, 2.50%, 9/20/51	920	547,659
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,750	1,270,702
Series 2021-159, Class ZP, 2.00%, 9/20/51	1,196	686,931
Series 2021-177, Class JZ, 3.00%, 10/20/51	519	357,678
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,105	793,240
Series 2022-173, Class S, 6.783%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(6)	1,273	1,413,606
Series 2022-189, Class US, 6.783%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(6)	1,512	1,683,851
Series 2022-195, Class AS, 7.03%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(6)	847	975,098
Series 2022-197, Class SW, 5.88%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(6)	1,270	1,325,833
Series 2023-53, Class AL, 5.50%, 4/20/53(9)	4,000	4,055,791
Series 2023-53, Class SE, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(6)	1,994	2,166,153
Series 2023-63, Class LB, 6.00%, 5/20/53(9)	3,000	3,112,213
Series 2023-63, Class S, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,363	1,480,521
Series 2023-64, Class LB, 6.00%, 5/20/53	1,224	1,267,922
Series 2023-65, Class G, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	1,670	1,836,224

2
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-65, Class SB, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	$1,509	$ 1,611,074
Series 2023-66, Class S, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	685	743,433
Series 2023-82, Class AL, 6.00%, 6/20/53	6,000	6,214,708
Series 2023-84, Class MW, 6.00%, 6/20/53(9)	3,500	3,625,443
Series 2023-84, Class SN, 6.422%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(6)	1,373	1,482,801
Series 2023-96, Class BL, 6.00%, 7/20/53(9)	2,500	2,593,561
Series 2023-96, Class DB, 6.00%, 7/20/53(9)	2,500	2,592,993
Series 2023-97, Class CB, 6.00%, 7/20/53	3,000	3,102,832
Series 2023-98, Class BW, 6.00%, 7/20/53	1,500	1,555,565
Series 2023-98, Class JB, 6.00%, 7/20/53(9)	3,000	3,111,510
Series 2023-99, Class AL, 6.00%, 7/20/53(9)	4,000	4,147,568
Series 2023-117, Class JB, 6.00%, 8/20/53	2,000	2,057,635
Series 2023-150, Class AS, 10.78%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(6)	1,375	1,611,745
Series 2023-164, Class EL, 6.00%, 11/20/53(9)	5,000	5,177,305
Series 2023-164, Class LD, 6.50%, 11/20/53	4,778	5,062,817
Series 2023-165, Class DY, 6.00%, 11/20/53(9)	10,000	10,367,698
Series 2023-165, Class EY, 6.50%, 11/20/53(9)	19,000	20,136,949
Series 2023-173, Class AX, 6.00%, 11/20/53(9)	5,000	5,177,298
Series 2023-182, Class EL, 6.00%, 12/20/53	2,500	2,588,478
Series 2024-148, Class LZ, 5.50%, 9/20/54	2,065	2,070,876
Series 2025-62, Class FM, 8.54%, (30-day SOFR Average + 4.20%), 4/20/55(3)	2,000	2,056,361
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(6)	2,000	2,030,853
Interest Only:(7)
Series 2013-66, Class IE, 0.05%, (6.636% - 1 mo. SOFR x 1.00, Cap 0.05%), 7/20/42(6)	5,503	12,769
Series 2014-94, Class IC, 0.10%, (6.286% - 1 mo. SOFR x 1.00, Cap 0.10%), 9/20/35(6)	7,591	30,617
Series 2014-100, Class VI, 0.15%, (6.486% - 1 mo. SOFR x 1.00, Cap 0.15%), 5/20/40(6)	3,313	16,131
Series 2014-139, Class BI, 0.25%, (6.536% - 1 mo. SOFR x 1.00, Cap 0.25%), 11/20/37(6)	2,819	18,803
Series 2018-127, Class SG, 1.817%, (6.136% - 1 mo. SOFR), 9/20/48(6)	2,456	300,881
Series 2019-27, Class SA, 1.617%, (5.936% - 1 mo. SOFR), 2/20/49(6)	1,808	217,062
Series 2019-38, Class SQ, 1.617%, (5.936% - 1 mo. SOFR), 3/20/49(6)	2,225	272,923
Series 2019-43, Class BS, 1.617%, (5.936% - 1 mo. SOFR), 4/20/49(6)	2,941	352,014
Series 2020-32, Class KI, 3.50%, 3/20/50	3,119	515,667
Series 2020-65, Class MI, 2.50%, 12/20/49	2,424	312,607
Series 2020-97, Class MI, 2.50%, 3/20/50	1,610	222,332
Series 2020-146, Class IQ, 2.00%, 10/20/50	9,332	1,174,897
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-146, Class QI, 2.00%, 10/20/50	$4,979	$ 620,110
Series 2020-149, Class NI, 2.50%, 10/20/50	9,748	1,336,273
Series 2020-165, Class UI, 2.00%, 11/20/50	4,071	476,448
Series 2020-167, Class KI, 2.00%, 11/20/50	6,383	802,209
Series 2020-167, Class YI, 2.00%, 11/20/50	5,173	649,562
Series 2020-173, Class DI, 2.00%, 11/20/50	7,698	944,354
Series 2020-181, Class TI, 2.00%, 12/20/50	13,181	1,548,240
Series 2021-23, Class TI, 2.50%, 2/20/51	6,226	893,676
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(6)	3,914	56,460
Series 2021-114, Class MI, 3.00%, 6/20/51	4,276	724,485
Series 2021-122, Class NI, 3.00%, 7/20/51	2,940	506,937
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(6)	3,587	127,063
Series 2021-131, Class QI, 3.00%, 7/20/51	5,493	743,976
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(6)	3,021	25,021
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	15,532	136,160
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	7,845	68,318
Series 2021-193, Class IU, 3.00%, 11/20/49	11,919	1,738,975
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(6)	7,422	95,626
Series 2021-196, Class GI, 3.00%, 11/20/51	5,592	939,428
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	39,325	420,314
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	11,727	235,225
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(6)	16,202	217,348
Series 2023-13, Class SA, 1.05%, (5.40% - 30-day SOFR Average), 1/20/53(6)	3,824	184,399
Series 2023-19, Class SD, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(6)	3,161	212,863
Series 2023-20, Class HS, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(6)	3,336	223,778
Series 2023-22, Class ES, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(6)	5,041	338,153
Series 2023-22, Class SA, 1.35%, (5.70% - 30-day SOFR Average), 2/20/53(6)	2,394	112,200
Series 2023-24, Class SB, 0.80%, (5.15% - 30-day SOFR Average), 2/20/53(6)	10,081	463,210
Series 2023-24, Class SG, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(6)	5,041	338,153
Series 2023-32, Class SA, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(6)	9,451	634,038
Series 2023-38, Class LS, 1.95%, (6.30% - 30-day SOFR Average), 3/20/53(6)	3,168	211,368
Series 2023-47, Class HS, 1.95%, (6.30% - 30-day SOFR Average), 3/20/53(6)	1,045	69,752

3
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-47, Class SC, 1.90%, (6.25% - 30-day SOFR Average), 3/20/53(6)	$1,582	$ 103,816
Series 2023-89, Class SE, 1.70%, (6.05% - 30-day SOFR Average), 6/20/53(6)	24,374	1,456,419
Series 2024-64, Class EI, 6.50%, 4/20/64	4,102	600,320
JPM Lending Facility, 11.324%, (SOFR + 7.00%), 7/15/29(3)	2,888	2,906,633
LHOME Mortgage Trust, Series 2023-RTL2, Class A1, 8.00%, 6/25/28(1)(4)	1,050	1,059,146
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.829%, (1 mo. SOFR + 6.50%), 5/25/59(1)(3)	2,000	2,009,907
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154%, 2/25/29(1)(4)	2,000	2,014,486
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A, 8.604%, (30-day SOFR Average + 4.25%), 5/25/27(1)(3)	500	504,587
Radnor RE Ltd., Series 2022-1, Class M1A, 8.104%, (30-day SOFR Average + 3.75%), 9/25/32(1)(3)	63	63,285
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(2)	8,090	7,892,679
Total Collateralized Mortgage Obligations (identified cost $248,925,047)		$ 241,544,243

Government National Mortgage Association Participation Agreements — 4.9%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 6.337%, 1/1/59(10)	$17,490	$ 17,631,127
Total Government National Mortgage Association Participation Agreements (identified cost $17,490,000)		$ 17,631,127

U.S. Department of Agriculture Loans — 7.4%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	$11,098	$ 11,099,318
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	4,136	4,136,378
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(3)	11,456	11,457,226
Total U.S. Department of Agriculture Loans (identified cost $26,690,413)		$ 26,692,922

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(7) Series 2021-SB91, Class X1, 0.671%, 8/25/41(2)	$4,429	$ 118,149
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.676%, 4/16/63(2)	8,653	453,320
Series 2021-132, Class IO, 0.72%, 4/16/63(2)	8,413	460,529
Series 2021-144, Class IO, 0.823%, 4/16/63(2)	8,206	512,486
Series 2021-186, Class IO, 0.764%, 5/16/63(2)	9,226	516,486
Series 2022-3, Class IO, 0.64%, 2/16/61(2)	9,389	471,174
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $3,035,030)		$ 2,532,144

U.S. Government Agency Mortgage-Backed Securities — 50.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.198%, (COF + 1.254%), with maturity at 2034(11)	$42	$ 40,618
4.386%, (COF + 1.253%), with maturity at 2035(11)	89	86,607
4.50%, with maturity at 2035	448	443,528
5.00%, with maturity at 2052(9)	4,769	4,629,126
5.50%, with various maturities to 2052	1,425	1,427,808
5.50%, with maturity at 2053(9)	1,617	1,623,750
6.00%, with maturity at 2052(9)	839	857,279
6.00%, with various maturities to 2053	3,299	3,362,208
6.50%, with various maturities to 2053	1,194	1,239,083
6.702%, (1 yr. CMT + 2.25%), with maturity at 2038(11)	268	274,066
6.805%, (1 yr. CMT + 2.238%), with maturity at 2036(11)	305	311,268
9.00%, with maturity at 2027	0(5)	117
Federal National Mortgage Association:
4.187%, (COF + 1.25%), with maturity at 2026(11)	30	29,363
4.191%, (COF + 1.254%), with maturity at 2034(11)	124	121,160
4.198%, (COF + 1.254%), with maturity at 2034(11)	17	16,505
4.199%, (COF + 1.254%), with maturity at 2035(11)	22	21,161
4.263%, (COF + 1.273%), with maturity at 2033(11)	141	137,878
4.278%, (COF + 1.29%), with maturity at 2035(11)	50	48,607

4
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.289%, (COF + 1.299%), with maturity at 2033(11)	$84	$ 81,975
4.454%, (COF + 1.26%), with maturity at 2036(11)	70	68,082
4.516%, (COF + 1.318%), with maturity at 2036(11)	125	122,039
4.639%, (COF + 1.259%), with maturity at 2036(11)	16	16,099
4.816%, (COF + 1.857%), with maturity at 2034(11)	81	80,004
4.968%, (COF + 1.741%), with maturity at 2035(11)	295	290,909
5.00%, with maturity at 2027	14	14,180
5.174%, (COF + 1.814%), with maturity at 2036(11)	1,224	1,205,575
5.295%, (COF + 2.295%), with maturity at 2027(11)	14	13,615
5.50%, with various maturities to 2052	3,909	3,927,399
5.741%, (1yr. MTA + 1.167%), with maturity at 2044(11)	136	135,824
6.00%, with various maturities to 2053(9)	4,968	5,069,820
6.00%, with various maturities to 2053	2,164	2,204,403
6.50%, with various maturities to 2053	5,185	5,372,363
6.722%, (1 yr. CMT + 2.082%), with maturity at 2040(11)	120	122,112
8.185%, with maturity at 2030	0(5)	134
8.50%, with maturity at 2037	28	28,959
Government National Mortgage Association:
3.50%, with maturity at 2050	438	397,872
4.00%, with various maturities to 2049	1,117	1,046,193
4.50%, with various maturities to 2049	341	328,140
4.75%, (1 yr. CMT + 1.50%), with maturity at 2027(11)	21	21,311
5.00%, (1 yr. CMT + 1.50%), with maturity at 2026(11)	9	9,481
5.00%, with various maturities to 2052	890	879,953
5.00%, with various maturities to 2052(9)	7,775	7,678,884
5.50%, with various maturities to 2062(9)	9,811	9,898,766
5.50%, with various maturities to 2063	24,235	24,407,294
6.00%, with various maturities to 2054(9)	15,550	15,932,517
6.00%, with various maturities to 2063	34,754	35,592,566
6.50%, with various maturities to 2063(9)	16,482	17,138,950
6.50%, with various maturities to 2063	13,498	13,906,649
7.00%, with various maturities to 2053(9)	3,881	4,079,950
7.00%, with various maturities to 2062	14,517	15,010,785
7.50%, with various maturities to 2054	829	856,058
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $180,887,138)		$ 180,608,993

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust:
Interest Only:(12)(13)
Series 2018-4, Class A, 1.853%, 2/25/44(1)	$12,705	$ 504,369
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $3,931,081)		$ 504,369

Short-Term Investments — 0.9%
Affiliated Fund — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(14)	2,341,069	$ 2,341,069
Total Affiliated Fund (identified cost $2,341,069)		$ 2,341,069

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/15/25(15)	$980	$ 971,464
Total U.S. Treasury Obligations (identified cost $971,464)		$ 971,464
Total Short-Term Investments (identified cost $3,312,533)		$ 3,312,533
Total Purchased Swaptions — 0.0%† (identified cost $137,791)		$ 99,458
Total Investments — 135.4% (identified cost $498,443,928)		$ 487,788,021

5
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

TBA Sale Commitments — (3.3)%
U.S. Government Agency Mortgage-Backed Securities — (3.3)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.00%, 30-Year, TBA(16)	$ (12,000)	$ (11,769,332)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $11,688,281)		$ (11,769,332)
Total TBA Sale Commitments (proceeds $11,688,281)		$ (11,769,332)
Other Assets, Less Liabilities — (32.2)%		$(115,812,659)
Net Assets — 100.0%		$ 360,206,030
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $39,268,474 or 10.9% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at April 30, 2025.
(5)	Principal amount is less than $500.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2025.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(10)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(11)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2025.
(12)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(13)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2025, of all interest only securities comprising the trust.
(14)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of April 30, 2025.
(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(16)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.

Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 9/10/55 to pay SOFR and receive 4.53%	Bank of America, N.A.	USD	15,000,000	9/8/25	$99,458
Total					$99,458
†	Amount is less than 0.05% or (0.05)%, as applicable.
6
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,707	Long	6/30/25	$186,396,399	$2,962,913
					$2,962,913
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	11,600	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	$3,831,278	$ —	$3,831,278
USD	28,430	Receives	SOFR (pays annually)	3.76% (pays annually)	4/12/55	304,096	—	304,096
Total						$4,135,374	$ —	$4,135,374
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Single Family Rental	Goldman Sachs International	$1,306	7.85% (pays annually)(1)	8.29%	3/18/28	$1,352	$2,407	$3,759
Total		$1,306				$1,352	$2,407	$3,759
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $1,306,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
7
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
MTA	– Monthly Treasury Average
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
8
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $496,102,859)	$485,446,952
Affiliated investments, at value (identified cost $2,341,069)	2,341,069
Cash	117,252
Deposits for reverse repurchase agreements	2,340,000
Deposits for derivatives collateral:
Futures contracts	2,133,750
Centrally cleared swap contracts	3,698,888
OTC swaptions	130,000
Interest receivable	2,670,134
Dividends receivable from affiliated investments	24,601
Receivable for investments sold	25,468,541
Receivable for TBA sale commitments	11,688,281
Receivable for Fund shares sold	1,041,854
Receivable for variation margin on open futures contracts	173,299
Receivable for variation margin on open centrally cleared swap contracts	209,819
Receivable for open OTC swap contracts	3,759
Receivable from affiliates	128,464
Trustees' deferred compensation plan	156,028
Total assets	$537,772,691
Liabilities
Cash collateral due to broker	$130,000
Payable for reverse repurchase agreements, including accrued interest of $1,613,375	137,661,756
Payable for forward commitment securities	25,481,153
TBA sale commitments, at value (proceeds receivable $11,688,281)	11,769,332
Payable for Fund shares redeemed	1,856,137
Upfront receipts on open OTC swap contracts	2,407
Distributions payable	46,124
Payable to affiliates:
Investment adviser fee	189,641
Distribution and service fees	37,971
Sub-transfer agency fee	14,962
Trustees' fees	1,926
Trustees' deferred compensation plan	156,028
Accrued expenses	219,224
Total liabilities	$177,566,661
Net Assets	$360,206,030
Sources of Net Assets
Paid-in capital	$474,410,787
Accumulated loss	(114,204,757)
Net Assets	$360,206,030
Class A Shares
Net Assets	$105,791,094
Shares Outstanding	19,628,578
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.39
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$5.57
Class C Shares
Net Assets	$6,298,803
Shares Outstanding	1,170,309
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$5.38
9
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2025
Class I Shares
Net Assets	$217,904,049
Shares Outstanding	40,455,131
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.39
Class R Shares
Net Assets	$30,212,084
Shares Outstanding	5,626,151
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.37
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income from affiliated investments	$83,123
Interest income	14,069,178
Total investment income	$14,152,301
Expenses
Investment adviser fee	$1,135,670
Distribution and service fees:
Class A	128,979
Class C	29,787
Class R	68,410
Trustees’ fees and expenses	10,899
Custodian fee	106,082
Transfer and dividend disbursing agent fees	149,008
Legal and accounting services	144,432
Printing and postage	39,309
Registration fees	38,038
Interest expense and fees	3,527,844
Miscellaneous	12,631
Total expenses	$5,391,089
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$241,280
Total expense reductions	$241,280
Net expenses	$5,149,809
Net investment income	$9,002,492
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(8,409,969)
Written swaptions	(148,465)
Futures contracts	(3,807,748)
Swap contracts	2,310,460
Net realized loss	$(10,055,722)
Change in unrealized appreciation (depreciation):
Investments	$14,769,656
TBA sale commitments	(420,406)
Futures contracts	7,194,346
Swap contracts	(1,086,464)
Net change in unrealized appreciation (depreciation)	$20,457,132
Net realized and unrealized gain	$10,401,410
Net increase in net assets from operations	$19,403,902
11
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$9,002,492	$17,497,089
Net realized loss	(10,055,722)	(2,608,421)
Net change in unrealized appreciation (depreciation)	20,457,132	18,312,482
Net increase in net assets from operations	$19,403,902	$33,201,150
Distributions to shareholders:
Class A	$(2,878,527)	$(5,516,424)
Class C	(143,701)	(264,877)
Class I	(6,226,570)	(12,812,887)
Class R	(729,940)	(1,547,250)
Total distributions to shareholders	$(9,978,738)	$(20,141,438)
Tax return of capital to shareholders:
Class A	$—	$(568,326)
Class C	—	(27,510)
Class I	—	(1,285,460)
Class R	—	(158,095)
Total tax return of capital to shareholders	$—	$(2,039,391)
Transactions in shares of beneficial interest:
Class A	$(3,905,798)	$(3,307,601)
Class C	(179,955)	253,248
Class I	(15,839,610)	(42,371,836)
Class R	568,293	(4,446,224)
Net decrease in net assets from Fund share transactions	$(19,357,070)	$(49,872,413)
Net decrease in net assets	$(9,931,906)	$(38,852,092)
Net Assets
At beginning of period	$370,137,936	$408,990,028
At end of period	$360,206,030	$370,137,936
12
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2025
Cash Flows From Operating Activities
Net increase in net assets from operations	$19,403,902
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(835,222,748)
Investments sold	850,632,323
Decrease in short-term investments, net	664,739
Net amortization/accretion of premium (discount)	2,501,536
Decrease in interest receivable	530,852
Increase in dividends receivable from affiliated investments	(13,331)
Increase in receivable for variation margin on open futures contracts	(173,299)
Increase in receivable for variation margin on open centrally cleared derivatives	(149,815)
Increase in receivable for open OTC swap contracts	(475)
Decrease in Trustees’ deferred compensation plan	9,766
Increase in receivable from affiliates	(121,649)
Increase in cash collateral due to broker	130,000
Decrease in payable for variation margin on open futures contracts	(382,594)
Increase in upfront receipts on open OTC swap contracts	616
Decrease in payable to affiliates for investment adviser fee	(16,879)
Increase in payable to affiliates for sub-transfer agency fee	14,962
Decrease in payable to affiliates for Trustees' fees	(435)
Decrease in payable to affiliates for distribution and service fees	(2,809)
Decrease in payable to affiliates for Trustees' deferred compensation plan	(9,766)
Increase in accrued interest on reverse repurchase agreements	954,727
Decrease in accrued expenses	(83,812)
Net change in unrealized (appreciation) depreciation from investments, including TBA sale commitments	(14,349,250)
Net realized loss from investments	8,409,969
Net cash provided by operating activities	$32,726,530
Cash Flows From Financing Activities
Cash distributions paid	$(301,852)
Proceeds from Fund shares sold	62,258,924
Fund shares redeemed	(90,597,045)
Decrease in reverse repurchase agreements, net	(2,167,097)
Net cash used in financing activities	$(30,807,070)
Net increase in cash and restricted cash	$1,919,460
Cash and restricted cash at beginning of period	$6,500,430
Cash and restricted cash at end of period	$8,419,890
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$9,686,617
Cash paid for interest and fees on borrowings	2,573,794
13
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2025
Cash	$117,252
Deposits for derivatives collateral:
Futures contracts	2,133,750
Centrally cleared swap contracts	3,698,888
OTC swaptions	130,000
Deposits for reverse repurchase agreements	2,340,000
Total cash and restricted cash as shown on the Statement of Cash Flows	$8,419,890
14
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$5.24	$5.12	$5.51	$6.03	$6.18	$6.07
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.24	$0.23	$0.12	$0.12	$0.07
Net realized and unrealized gain (loss)	0.17	0.18	(0.33)	(0.51)	(0.16)	0.19
Total income (loss) from operations	$0.30	$0.42	$(0.10)	$(0.39)	$(0.04)	$0.26
Less Distributions
From net investment income	$(0.15)	$(0.27)	$(0.28)	$(0.12)	$(0.11)	$(0.15)
Tax return of capital	—	(0.03)	(0.01)	(0.01)	—	—
Total distributions	$(0.15)	$(0.30)	$(0.29)	$(0.13)	$(0.11)	$(0.15)
Net asset value — End of period	$5.39	$5.24	$5.12	$5.51	$6.03	$6.18
Total Return(2)	5.72%(3)	8.27%	(1.89)%	(6.63)%	(0.66)%	4.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$105,791	$106,831	$107,556	$136,321	$163,208	$158,552
Ratios (as a percentage of average daily net assets):(4)
Total expenses	3.20%(5)(6)	2.85%(6)	1.43%(6)	1.10%	1.07%	1.14%(6)
Net expenses	3.07%(5)(6)(7)	2.78%(6)(7)	1.38%(6)(7)	1.05%(7)	1.05%	1.11%(6)
Net investment income	5.04%(5)	4.44%	4.18%	2.06%	1.91%	1.20%
Portfolio Turnover(8)	162%(3)	489%	604%	796%	335%	180%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on reverse repurchase agreements, of 2.02%, 1.73%, 0.33% and 0.03% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2020, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(8)	Includes the effect of To Be Announced (TBA) transactions.
15
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$5.24	$5.11	$5.50	$6.02	$6.17	$6.06
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.20	$0.19	$0.07	$0.07	$0.03
Net realized and unrealized gain (loss)	0.16	0.19	(0.33)	(0.51)	(0.16)	0.19
Total income (loss) from operations	$0.27	$0.39	$(0.14)	$(0.44)	$(0.09)	$0.22
Less Distributions
From net investment income	$(0.13)	$(0.24)	$(0.23)	$(0.07)	$(0.06)	$(0.11)
Tax return of capital	—	(0.02)	(0.02)	(0.01)	—	—
Total distributions	$(0.13)	$(0.26)	$(0.25)	$(0.08)	$(0.06)	$(0.11)
Net asset value — End of period	$5.38	$5.24	$5.11	$5.50	$6.02	$6.17
Total Return(2)	5.14%(3)	7.65%	(2.64)%	(7.34)%	(1.41)%	3.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,299	$6,310	$5,942	$6,980	$11,756	$24,969
Ratios (as a percentage of average daily net assets):(4)
Total expenses	3.96%(5)(6)	3.60%(6)	2.19%(6)	1.85%	1.82%	1.89%(6)
Net expenses	3.82%(5)(6)(7)	3.53%(6)(7)	2.14%(6)(7)	1.80%(7)	1.80%	1.86%(6)
Net investment income	4.28%(5)	3.70%	3.43%	1.25%	1.17%	0.49%
Portfolio Turnover(8)	162%(3)	489%	604%	796%	335%	180%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on reverse repurchase agreements, of 2.02%, 1.73%, 0.33% and 0.03% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2020, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(8)	Includes the effect of To Be Announced (TBA) transactions.
16
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$5.24	$5.12	$5.51	$6.03	$6.17	$6.06
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.25	$0.24	$0.13	$0.14	$0.09
Net realized and unrealized gain (loss)	0.16	0.18	(0.32)	(0.51)	(0.15)	0.19
Total income (loss) from operations	$0.30	$0.43	$(0.08)	$(0.38)	$(0.01)	$0.28
Less Distributions
From net investment income	$(0.15)	$(0.28)	$(0.29)	$(0.13)	$(0.13)	$(0.17)
Tax return of capital	—	(0.03)	(0.02)	(0.01)	—	—
Total distributions	$(0.15)	$(0.31)	$(0.31)	$(0.14)	$(0.13)	$(0.17)
Net asset value — End of period	$5.39	$5.24	$5.12	$5.51	$6.03	$6.17
Total Return(2)	5.86%(3)	8.56%	(1.63)%	(6.40)%	(0.25)%	4.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$217,904	$228,120	$263,008	$231,855	$222,307	$213,869
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.96%(5)(6)	2.60%(6)	1.20%(6)	0.85%	0.82%	0.88%(6)
Net expenses	2.82%(5)(6)(7)	2.53%(6)(7)	1.15%(6)(7)	0.80%(7)	0.80%	0.85%(6)
Net investment income	5.28%(5)	4.67%	4.45%	2.28%	2.17%	1.39%
Portfolio Turnover(8)	162%(3)	489%	604%	796%	335%	180%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on reverse repurchase agreements, of 2.02%, 1.73%, 0.33% and 0.03% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2020, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(8)	Includes the effect of To Be Announced (TBA) transactions.
17
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$5.22	$5.10	$5.49	$6.01	$6.15	$6.04
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.22	$0.21	$0.11	$0.10	$0.05
Net realized and unrealized gain (loss)	0.17	0.18	(0.32)	(0.52)	(0.15)	0.20
Total income (loss) from operations	$0.29	$0.40	$(0.11)	$(0.41)	$(0.05)	$0.25
Less Distributions
From net investment income	$(0.14)	$(0.25)	$(0.26)	$(0.10)	$(0.09)	$(0.14)
Tax return of capital	—	(0.03)	(0.02)	(0.01)	—	—
Total distributions	$(0.14)	$(0.28)	$(0.28)	$(0.11)	$(0.09)	$(0.14)
Net asset value — End of period	$5.37	$5.22	$5.10	$5.49	$6.01	$6.15
Total Return(2)	5.61%(3)	7.99%	(2.17)%	(6.90)%	(0.75)%	4.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,212	$28,877	$32,485	$46,245	$52,503	$55,623
Ratios (as a percentage of average daily net assets):(4)
Total expenses	3.46%(5)(6)	3.10%(6)	1.68%(6)	1.35%	1.32%	1.37%(6)
Net expenses	3.32%(5)(6)(7)	3.03%(6)(7)	1.63%(6)(7)	1.30%(7)	1.30%	1.34%(6)
Net investment income	4.78%(5)	4.18%	3.91%	1.83%	1.66%	0.85%
Portfolio Turnover(8)	162%(3)	489%	604%	796%	335%	180%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on reverse repurchase agreements, of 2.02%, 1.73%, 0.33% and 0.03% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2020, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(8)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Government Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high current return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
19

Eaton Vance
Government Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty
(or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
J  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting
20

Eaton Vance
Government Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 12. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
M  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
N  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
O  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
P  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement,
21

Eaton Vance
Government Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
Q  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
R  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
S  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $102,349,662 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $28,053,580 are short-term and $74,296,082 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, TBA sale commitments and reverse repurchase agreements, of the Fund at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$351,249,116
Gross unrealized appreciation	$23,117,842
Gross unrealized depreciation	(27,294,606)
Net unrealized depreciation	$(4,176,764)
22

Eaton Vance
Government Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $2.5 billion	0.5000%
$2.5 billion and over	0.4375%
For the six months ended April 30, 2025, the Fund’s investment adviser fee amounted to $1,135,670 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $2,970 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM) has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after March 1, 2026. Pursuant to this agreement, EVM was allocated $238,310 of the Fund’s operating expenses for the six months ended April 30, 2025.
EVM, an affiliate of BMR, serves as administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $23,465 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $663 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $128,979 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $22,340 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $34,205 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $7,447 and $34,205 for Class C and Class R shares, respectively.
23

Eaton Vance
Government Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received $188 of CDSCs paid by Class A shareholders and less than $100 CDSCs paid by Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and TBA transactions, for the six months ended April 30, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$28,394,790	$19,959,798
U.S. Government and Agency Securities	759,096,916	812,035,856
	$787,491,706	$831,995,654
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,592,404	$ 8,416,691	2,851,869	$ 15,221,452
Issued to shareholders electing to receive payments of distributions in Fund shares	501,495	2,648,771	1,055,878	5,594,017
Redemptions	(2,837,200)	(14,971,260)	(4,556,311)	(24,123,070)
Net decrease	(743,301)	$(3,905,798)	(648,564)	$ (3,307,601)
Class C
Sales	290,456	$ 1,536,961	503,209	$ 2,673,886
Issued to shareholders electing to receive payments of distributions in Fund shares	27,150	143,299	54,851	290,052
Redemptions	(352,204)	(1,860,215)	(516,121)	(2,710,690)
Net increase (decrease)	(34,598)	$ (179,955)	41,939	$ 253,248
24

Eaton Vance
Government Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	9,081,752	$48,020,843	16,662,631	$ 88,693,118
Issued to shareholders electing to receive payments of distributions in Fund shares	1,167,230	6,164,946	2,586,986	13,708,295
Redemptions	(13,315,516)	(70,025,399)	(27,142,779)	(144,773,249)
Net decrease	(3,066,534)	$(15,839,610)	(7,893,162)	$(42,371,836)
Class R
Sales	886,113	$ 4,680,772	799,338	$ 4,237,098
Issued to shareholders electing to receive payments of distributions in Fund shares	138,638	729,601	322,926	1,704,648
Redemptions	(925,749)	(4,842,080)	(1,968,041)	(10,387,970)
Net increase (decrease)	99,002	$ 568,293	(845,777)	$ (4,446,224)
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts, swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2025, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Fund invests (except for written swaptions as the Fund, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an
25

Eaton Vance
Government Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025 was as follows:
		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$1,352(1)	$ —
Interest Rate	Purchased swaptions	99,458(2)	—
Interest Rate	Futures contracts	2,962,913(3)	—
Interest Rate	Swap contracts (centrally cleared)	4,135,374(3)	—
Total		$7,199,097	$ —
Derivatives not subject to master netting or similar agreements		$7,098,287	$ —
Total Derivatives subject to master netting or similar agreements		$100,810	$ —
(1)	Statement of Assets and Liabilities location: Receivable for open OTC swap contracts; Upfront receipts on open OTC swap contracts.
(2)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(3)	Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
The Fund's derivative assets at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$99,458	$ —	$ —	$(99,458)	$ —
Goldman Sachs International	1,352	—	—	—	1,352
	$100,810	$—	$—	$(99,458)	$1,352
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
26

Eaton Vance
Government Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit	Swap contracts	$35,620(1)	$475(2)
Interest Rate	Purchased swaptions	—	(38,333)(3)
Interest Rate	Written swaptions	(148,465)(4)	—
Interest Rate	Futures contracts	(3,807,748)(5)	7,194,346(6)
Interest Rate	Swap contracts	2,274,840(1)	(1,086,939)(2)
Total		$(1,645,753)	$6,069,549
(1)	Statement of Operations location: Net realized gain (loss): Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Swap contracts.
(3)	Statement of Operations location: Change in unrealized appreciation (depreciation): Investments.
(4)	Statement of Operations location: Net realized gain (loss): Written swaptions.
(5)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(6)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Purchased Swaptions	Written Swaptions	Swap Contracts
$323,214,000	$49,988,000	$4,286,000	$2,143,000	$19,198,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
27

Eaton Vance
Government Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

10  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Bank of Montreal	1/3/25	On Demand(1)	4.55%	$4,136,388	$4,196,509
Bank of Montreal	1/3/25	On Demand(1)	4.60	6,654,655	6,752,441
MUFG Securities Americas, Inc.	2/27/25	On Demand(1)	4.60	45,494,843	45,855,263
MUFG Securities Americas, Inc.	4/29/25	5/5/25	4.60	1,948,004	1,948,253
TD Securities (USA) LLC	12/26/24	On Demand(1)	4.55	32,581,604	33,051,049
TD Securities (USA) LLC	1/6/25	On Demand(1)	4.55	22,242,415	22,562,888
TD Securities (USA) LLC	1/6/25	On Demand(1)	4.60	19,048,941	19,326,421
TD Securities (USA) LLC	3/6/25	On Demand(1)	4.55	3,941,533	3,968,932
Total				$136,048,383	$137,661,756
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was U.S. Government Agency Mortgage-Backed Securities and Collateralized Mortgage Obligations.
The Fund also pledged cash of $350,000 to MUFG Securities America, Inc. and $1,990,000 to TD Securities (USA) LLC as additional collateral for its reverse repurchase obligations.
For the six months ended April 30, 2025, the average borrowings under settled reverse repurchase agreements and the average interest rate paid were approximately $137,218,000 and 4.66%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2025.
Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of April 30, 2025.
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(b)
Bank of Montreal	$(10,948,950)	$ —	$10,948,950	$ —	$ —
MUFG Securities Americas, Inc.	(47,803,516)	—	47,803,516	—	—
TD Securities (USA) LLC	(78,909,290)	—	78,909,290	—	—
	$(137,661,756)	$ —	$137,661,756	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
28

Eaton Vance
Government Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

11  Affiliated Investments
At April 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,341,069, which represents 0.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,509,560	$100,769,674	$(101,938,165)	$ —	$ —	$2,341,069	$83,123	2,341,069
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 14,862,232	$ —	$ 14,862,232
Collateralized Mortgage Obligations	—	241,544,243	—	241,544,243
Government National Mortgage Association Participation Agreements	—	17,631,127	—	17,631,127
U.S. Department of Agriculture Loans	—	26,692,922	—	26,692,922
U.S. Government Agency Commercial Mortgage-Backed Securities	—	2,532,144	—	2,532,144
U.S. Government Agency Mortgage-Backed Securities	—	180,608,993	—	180,608,993
U.S. Government Guaranteed Small Business Administration Loans	—	504,369	—	504,369
Short-Term Investments	2,341,069	971,464	—	3,312,533
Purchased Interest Rate Swaptions	—	99,458	—	99,458
Total Investments	$2,341,069	$485,446,952	$ —	$487,788,021
Futures Contracts	$2,962,913	$ —	$ —	$ 2,962,913
Swap Contracts	—	4,136,726	—	4,136,726
Total	$5,303,982	$489,583,678	$ —	$494,887,660
Liability Description
TBA Sale Commitments	$ —	$(11,769,332)	$ —	$(11,769,332)
Total	$ —	$(11,769,332)	$ —	$(11,769,332)
29

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EVGOX-NCSR    4.30.25

Eaton Vance
High Income Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
High Income Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
High Income Opportunities Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Investment in High Income Opportunities Portfolio, at value (identified cost $1,074,851,822)	$1,100,246,622
Receivable for Fund shares sold	758,516
Total assets	$1,101,005,138
Liabilities
Payable for Fund shares redeemed	$2,326,862
Distributions payable	409,117
Payable to affiliates:
Distribution and service fees	56,373
Sub-transfer agency fee	22,823
Trustees' fees	42
Payable for transfer and dividend disbursing agent fees	164,847
Accrued expenses	108,619
Total liabilities	$3,088,683
Net Assets	$1,097,916,455
Sources of Net Assets
Paid-in capital	$1,111,417,431
Accumulated loss	(13,500,976)
Net Assets	$1,097,916,455
Class A Shares
Net Assets	$213,616,820
Shares Outstanding	51,174,172
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$4.17
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$4.31
Class C Shares
Net Assets	$15,294,212
Shares Outstanding	3,658,169
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$4.18
Class I Shares
Net Assets	$793,343,758
Shares Outstanding	189,789,876
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$4.18
Class R6 Shares
Net Assets	$75,661,665
Shares Outstanding	18,111,158
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$4.18
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $629)	$1,837,555
Interest income allocated from Portfolio	36,145,319
Other income allocated from Portfolio	103,162
Expenses allocated from Portfolio	(2,752,499)
Total investment income from Portfolio	$35,333,537
Expenses
Distribution and service fees:
Class A	$276,348
Class C	83,083
Trustees’ fees and expenses	250
Custodian fee	30,740
Transfer and dividend disbursing agent fees	555,657
Legal and accounting services	46,476
Printing and postage	27,113
Registration fees	49,776
Miscellaneous	12,481
Total expenses	$1,081,924
Net investment income	$34,251,613
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$(1,063,175)
Foreign currency transactions	(38,458)
Forward foreign currency exchange contracts	(1,003,257)
Net realized loss	$(2,104,890)
Change in unrealized appreciation (depreciation):
Investments	$(10,719,449)
Foreign currency	19,937
Forward foreign currency exchange contracts	296,785
Net change in unrealized appreciation (depreciation)	$(10,402,727)
Net realized and unrealized loss	$(12,507,617)
Net increase in net assets from operations	$21,743,996
2
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$34,251,613	$59,672,224
Net realized loss	(2,104,890)	(13,419,028)
Net change in unrealized appreciation (depreciation)	(10,402,727)	81,711,828
Net increase in net assets from operations	$21,743,996	$127,965,024
Distributions to shareholders:
Class A	$(6,903,505)	$(14,480,652)
Class C	(455,900)	(1,046,530)
Class I	(25,608,145)	(46,201,926)
Class R6	(2,276,433)	(58,002)
Total distributions to shareholders	$(35,243,983)	$(61,787,110)
Transactions in shares of beneficial interest:
Class A	$(18,125,440)	$5,430,624
Class C	(2,456,351)	(3,210,763)
Class I	(561,525)	142,374,457
Class R6	75,487,805	1,140,642
Net increase in net assets from Fund share transactions	$54,344,489	$145,734,960
Net increase in net assets	$40,844,502	$211,912,874
Net Assets
At beginning of period	$1,057,071,953	$845,159,079
At end of period	$1,097,916,455	$1,057,071,953
3
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$4.22	$3.92	$3.92	$4.52	$4.21	$4.40
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.25	$0.22	$0.19	$0.20	$0.21
Net realized and unrealized gain (loss)	(0.05)	0.31	0.01(2)	(0.57)	0.34	(0.16)
Total income (loss) from operations	$0.08	$0.56	$0.23	$(0.38)	$0.54	$0.05
Less Distributions
From net investment income	$(0.13)	$(0.26)	$(0.23)	$(0.21)	$(0.18)	$(0.21)
Tax return of capital	—	—	—	(0.01)	(0.05)	(0.03)
Total distributions	$(0.13)	$(0.26)	$(0.23)	$(0.22)	$(0.23)	$(0.24)
Net asset value — End of period	$4.17	$4.22	$3.92	$3.92	$4.52	$4.21
Total Return(3)	1.91%(4)	14.53%	5.94%	(8.59)%	12.93%	1.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$213,617	$234,392	$212,170	$188,765	$233,330	$226,927
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.89%(7)	0.91%	0.95%	0.91%	0.90%	0.93%
Net expenses	0.89%(7)(8)	0.90%(8)	0.95%(8)	0.91%(8)	0.90%	0.93%
Net investment income	6.07%(7)	6.00%	5.66%	4.39%	4.39%	4.87%
Portfolio Turnover of the Portfolio	18%(4)	43%	29%	19%	64%	67%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
4
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$4.23	$3.93	$3.92	$4.52	$4.21	$4.40
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.22	$0.20	$0.16	$0.16	$0.17
Net realized and unrealized gain (loss)	(0.05)	0.31	0.01(2)	(0.57)	0.34	(0.15)
Total income (loss) from operations	$0.06	$0.53	$0.21	$(0.41)	$0.50	$0.02
Less Distributions
From net investment income	$(0.11)	$(0.23)	$(0.20)	$(0.18)	$(0.15)	$(0.18)
Tax return of capital	—	—	—	(0.01)	(0.04)	(0.03)
Total distributions	$(0.11)	$(0.23)	$(0.20)	$(0.19)	$(0.19)	$(0.21)
Net asset value — End of period	$4.18	$4.23	$3.93	$3.92	$4.52	$4.21
Total Return(3)	1.54%(4)	13.66%	5.38%	(9.31)%	12.09%	0.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,294	$17,943	$19,686	$23,724	$32,926	$37,680
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.64%(7)	1.66%	1.70%	1.66%	1.65%	1.68%
Net expenses	1.64%(7)(8)	1.66%(8)	1.70%(8)	1.66%(8)	1.65%	1.68%
Net investment income	5.31%(7)	5.25%	4.89%	3.62%	3.64%	4.12%
Portfolio Turnover of the Portfolio	18%(4)	43%	29%	19%	64%	67%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
5
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$4.23	$3.93	$3.92	$4.52	$4.22	$4.41
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.26	$0.24	$0.20	$0.21	$0.22
Net realized and unrealized gain (loss)	(0.04)	0.31	0.01(2)	(0.57)	0.33	(0.16)
Total income (loss) from operations	$0.09	$0.57	$0.25	$(0.37)	$0.54	$0.06
Less Distributions
From net investment income	$(0.14)	$(0.27)	$(0.24)	$(0.22)	$(0.19)	$(0.22)
Tax return of capital	—	—	—	(0.01)	(0.05)	(0.03)
Total distributions	$(0.14)	$(0.27)	$(0.24)	$(0.23)	$(0.24)	$(0.25)
Net asset value — End of period	$4.18	$4.23	$3.93	$3.92	$4.52	$4.22
Total Return(3)	2.04%(4)	14.79%	6.48%	(8.36)%	12.93%	1.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$793,344	$803,506	$613,247	$471,064	$476,949	$534,500
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.64%(7)	0.66%	0.70%	0.66%	0.65%	0.68%
Net expenses	0.64%(7)(8)	0.65%(8)	0.70%(8)	0.66%(8)	0.65%	0.68%
Net investment income	6.32%(7)	6.25%	5.91%	4.65%	4.65%	5.10%
Portfolio Turnover of the Portfolio	18%(4)	43%	29%	19%	64%	67%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended October 31, 2023(1)
Net asset value — Beginning of period	$4.23	$3.93	$4.05
Income (Loss) From Operations
Net investment income(2)	$0.13	$0.27	$0.08
Net realized and unrealized gain (loss)	(0.04)	0.30	(0.11)
Total income (loss) from operations	$0.09	$0.57	$(0.03)
Less Distributions
From net investment income	$(0.14)	$(0.27)	$(0.09)
Total distributions	$(0.14)	$(0.27)	$(0.09)
Net asset value — End of period	$4.18	$4.23	$3.93
Total Return(3)	2.09%(4)	14.90%	(0.83)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,662	$1,230	$57
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.55%(7)	0.56%	0.60%(7)
Net expenses	0.55%(7)(8)	0.55%(8)	0.60%(7)(8)
Net investment income	6.42%(7)	6.34%	6.18%(7)
Portfolio Turnover of the Portfolio	18%(4)	43%	29%(9)
(1)	For the period from the commencement of operations, June 30, 2023, to October 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025, the year ended October 31, 2024 and the period ended October 31, 2023).
(9)	For the year ended October 31, 2023.
7
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (68.1% at April 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
8

Eaton Vance
High Income Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $17,979,349 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $17,979,349 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
Pursuant to an investment advisory agreement with Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, the Fund pays an investment adviser fee on its daily net assets that are not invested in other investment companies, and on its daily gross income that is not derived from other investment companies, for which EVM or its affiliates serve as investment adviser and receive an advisory fee at a per annum rate as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended April 30, 2025, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM and BMR have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70%, 0.70% and 0.62% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after March 1, 2026. For the six months ended April 30, 2025, no expenses were waived and/or reimbursed by EVM or BMR.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $33,719 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $3,061 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025 in the amount of $825. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
9

Eaton Vance
High Income Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $276,348 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $62,312 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $20,771 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received no CDSCs paid by Class A shareholders and less than $100 CDSCs paid by Class C shareholders.
6  Investment Transactions
For the six months ended April 30, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $110,202,992 and $91,501,272, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	7,237,206	$ 30,486,211	18,600,212	$ 76,904,899
Issued to shareholders electing to receive payments of distributions in Fund shares	1,412,151	5,949,433	2,988,901	12,479,195
Redemptions	(12,973,589)	(54,561,084)	(20,194,340)	(83,953,470)
Net increase (decrease)	(4,324,232)	$(18,125,440)	1,394,773	$ 5,430,624
10

Eaton Vance
High Income Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	269,272	$ 1,138,515	926,251	$ 3,846,645
Issued to shareholders electing to receive payments of distributions in Fund shares	103,468	436,823	238,744	997,735
Redemptions	(956,763)	(4,031,689)	(1,935,888)	(8,055,143)
Net decrease	(584,023)	$ (2,456,351)	(770,893)	$ (3,210,763)
Class I
Sales	25,877,364	$109,092,506	79,563,864	$332,214,146
Issued to shareholders electing to receive payments of distributions in Fund shares	5,689,099	24,012,266	10,386,196	43,454,962
Redemptions	(31,762,600)	(133,666,297)	(56,164,754)	(233,294,651)
Net increase (decrease)	(196,137)	$ (561,525)	33,785,306	$142,374,457
Class R6
Sales	18,140,770	$ 76,829,858	322,406	$ 1,331,000
Issued to shareholders electing to receive payments of distributions in Fund shares	540,300	2,276,433	13,824	58,002
Redemptions	(860,791)	(3,618,486)	(59,816)	(248,360)
Net increase	17,820,279	$ 75,487,805	276,414	$ 1,140,642
11

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.6%
Security	Principal Amount (000's omitted)	Value
Apidos CLO XXXIX Ltd., Series 2022-39A, Class D, 7.622%, (3 mo. SOFR + 3.35%), 4/21/35(1)(2)	$1,500	$ 1,484,115
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 7.106%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	2,000	1,974,648
Series 2021-1A, Class ER, 9.506%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	1,500	1,470,592
Ballyrock CLO 16 Ltd., Series 2021-16A, Class C2R, 7.999%, (3 mo. SOFR + 3.75%), 4/20/38(1)(2)	1,500	1,454,922
Barings CLO Ltd.:
Series 2025-1A, Class D2, 7.935%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	1,000	974,434
Series 2025-1A, Class E, 8.885%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	1,000	960,539
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class D2R2, 8.28%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,000	1,966,872
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.87%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,002,486
Bryant Park Funding Ltd., Series 2023-19A, Class D1R, 7.093%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,500	1,470,812
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.661%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,936,776
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.856%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,964,630
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 9.526%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	1,500	1,483,905
Elmwood CLO VI Ltd., Series 2020-3A, Class D1RR, 7.37%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,000	1,001,961
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.372%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,962,966
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.282%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	1,000	1,002,974
Harvest U.S. CLO Ltd., Series 2024-3A, Class D1, 7.649%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	999,948
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.67%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	2,000	2,009,938
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.42%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,491,676
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 7.156%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	2,000	1,978,606
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.856%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	1,000	1,002,512
Security	Principal Amount (000's omitted)	Value
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 7.156%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	$1,250	$ 1,242,002
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 9.097%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	1,950,006
Oaktree CLO Ltd., Series 2019-4A, Class D1RR, 7.67%, (3 mo. SOFR + 3.40%), 7/20/37(1)(2)	1,000	1,001,288
OCP CLO Ltd., Series 2024-32A, Class D1, 8.029%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,500	1,503,405
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 8.17%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	1,500	1,501,779
RR 38 Ltd., Series 2025-38A, Class C2, 7.972%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	2,000	1,950,422
Wellfleet CLO Ltd.:
Series 2021-2A, Class E, 11.478%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	2,000	1,851,546
Series 2021-3A, Class E, 11.618%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	2,000	1,897,976
Total Asset-Backed Securities (identified cost $43,178,734)		$ 42,493,736

Common Stocks — 1.2%
Security	Shares	Value
Energy — 0.2%
Ascent CNR Corp., Class A(3)(4)	6,273,462	$ 1,756,569
Energy Transfer LP	75,000	1,240,500
		$ 2,997,069
Environmental — 0.4%
GFL Environmental, Inc.	140,500	$ 7,010,950
		$ 7,010,950
Gaming — 0.0%
New Cotai Participation Corp., Class B(3)(4)(5)	7	$ 0
		$ 0
Healthcare — 0.2%
Ardent Health Partners, Inc.(5)	190,000	$ 2,418,700
Endo, Inc.(5)	16,367	348,453
		$ 2,767,153
Leisure — 0.0%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 0
		$ 0

12

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Paper — 0.1%
Enviva LLC(4)(5)	100,688	$ 1,459,976
		$ 1,459,976
Utility — 0.3%
Vistra Corp.	33,528	$ 4,346,235
		$ 4,346,235
Total Common Stocks (identified cost $15,585,601)		$ 18,581,383

Convertible Bonds — 0.1%
Security	Principal Amount (000's omitted)	Value
Homebuilders & Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$2,275	$ 2,118,708
Total Convertible Bonds (identified cost $2,132,481)		$ 2,118,708

Corporate Bonds — 83.7%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.7%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	5,593	$ 5,694,446
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)	1,600	1,631,846
6.25%, 3/15/33(1)	1,215	1,241,398
Bombardier, Inc.:
7.00%, 6/1/32(1)	1,915	1,939,859
7.25%, 7/1/31(1)	2,100	2,152,721
7.875%, 4/15/27(1)	536	537,643
8.75%, 11/15/30(1)	2,730	2,928,638
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,591	1,529,847
4.125%, 4/15/29(1)	1,341	1,278,631
Moog, Inc., 4.25%, 12/15/27(1)	2,966	2,863,839
Science Applications International Corp., 4.875%, 4/1/28(1)	4,831	4,701,388
TransDigm, Inc.:
4.625%, 1/15/29	1,777	1,711,254
5.50%, 11/15/27	4,419	4,401,874
6.375%, 3/1/29(1)	1,580	1,611,540
6.625%, 3/1/32(1)	5,115	5,245,964
Security	Principal Amount* (000's omitted)		Value
Aerospace (continued)
TransDigm, Inc.: (continued)
6.75%, 8/15/28(1)		3,719	$ 3,798,378
			$ 43,269,266
Air Transportation — 0.6%
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)		2,069	$ 2,102,632
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		7,353	6,357,078
9.50%, 6/1/28(1)		1,370	1,339,751
			$ 9,799,461
Automotive & Auto Parts — 2.3%
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)		7,700	$ 7,697,855
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(6)	EUR	2,958	3,350,888
6.75%, 2/15/30(1)		2,100	2,138,430
8.50%, 5/15/27(1)		5,114	5,142,378
Ford Motor Co., 4.75%, 1/15/43		2,651	1,983,689
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		3,471	3,305,336
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		6,106	4,561,509
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		8,544	8,811,589
			$ 36,991,674
Broadcasting — 0.7%
Playtika Holding Corp., 4.25%, 3/15/29(1)		5,764	$ 5,066,574
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)		1,871	1,427,763
Sinclair Television Group, Inc.:
4.375%, 12/31/32(1)		486	294,663
8.125%, 2/15/33(1)		4,043	4,004,814
			$ 10,793,814
Building Materials — 2.9%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)		4,160	$ 4,290,570
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		5,100	4,597,838
5.00%, 3/1/30(1)		2,850	2,737,441
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		5,187	4,292,441
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		1,884	1,702,515
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		6,010	6,048,950
6.75%, 3/1/33(1)		6,601	6,631,469
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		6,800	6,651,713

13

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		1,885	$ 1,910,153
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	2,593	2,871,714
3.375%, 1/15/31(1)		2,778	2,455,775
4.375%, 7/15/30(1)		3,112	2,905,423
			$ 47,096,002
Cable & Satellite TV — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		1,446	$ 1,307,825
4.25%, 1/15/34(1)		9,932	8,373,105
4.50%, 8/15/30(1)		7,605	7,068,917
4.50%, 5/1/32		1,055	938,036
4.75%, 3/1/30(1)		5,575	5,268,794
5.00%, 2/1/28(1)		2,010	1,962,724
5.375%, 6/1/29(1)		923	903,990
6.375%, 9/1/29(1)		3,940	3,978,904
CSC Holdings LLC:
3.375%, 2/15/31(1)		3,173	2,121,152
4.125%, 12/1/30(1)		2,060	1,413,754
5.50%, 4/15/27(1)		2,585	2,404,399
11.75%, 1/31/29(1)		2,436	2,304,562
DISH Network Corp., 11.75%, 11/15/27(1)		2,604	2,739,053
			$ 40,785,215
Capital Goods — 2.6%
Arcosa, Inc., 6.875%, 8/15/32(1)		2,925	$ 2,983,312
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(7)		3,755	3,691,994
Calderys Financing LLC, 11.25%, 6/1/28(1)		5,427	5,740,648
Chart Industries, Inc., 9.50%, 1/1/31(1)		4,583	4,888,335
CTEC II GmbH, 5.25%, 2/15/30(6)	EUR	3,700	3,680,231
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		4,601	4,671,667
ESAB Corp., 6.25%, 4/15/29(1)		2,758	2,801,799
Madison IAQ LLC, 5.875%, 6/30/29(1)		5,576	5,280,490
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		5,212	4,900,612
6.375%, 11/1/32(1)		2,905	2,823,234
			$ 41,462,322
Chemicals — 2.8%
Avient Corp.:
6.25%, 11/1/31(1)		3,955	$ 3,916,023
7.125%, 8/1/30(1)		4,654	4,749,514
Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Celanese U.S. Holdings LLC, 6.95%, 11/15/33		7,459	$ 7,478,806
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		3,168	3,133,938
Herens Holdco SARL, 4.75%, 5/15/28(1)		2,371	2,071,009
Herens Midco SARL, 5.25%, 5/15/29(6)	EUR	4,400	3,698,032
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		980	908,636
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)		10,194	10,634,462
SNF Group SACA:
2.625%, 2/1/29(6)	EUR	3,140	3,398,023
2.625%, 2/1/29(1)	EUR	250	270,543
Valvoline, Inc., 3.625%, 6/15/31(1)		4,216	3,696,186
WR Grace Holdings LLC:
5.625%, 8/15/29(1)		1,180	1,047,271
7.375%, 3/1/31(1)		1,165	1,172,646
			$ 46,175,089
Consumer Products — 1.4%
Acushnet Co., 7.375%, 10/15/28(1)		6,664	$ 6,903,164
Edgewell Personal Care Co., 4.125%, 4/1/29(1)		3,116	2,916,074
Masterbrand, Inc., 7.00%, 7/15/32(1)		5,425	5,444,666
Somnigroup International, Inc.:
3.875%, 10/15/31(1)		6,589	5,791,976
4.00%, 4/15/29(1)		855	794,848
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		587	487,748
			$ 22,338,476
Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(6)	EUR	6,400	$ 6,149,515
4.00%, 9/1/29(1)		3,149	2,744,600
Ball Corp.:
3.125%, 9/15/31		4,030	3,523,623
6.875%, 3/15/28		1,239	1,270,117
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		4,061	3,721,453
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)		5,222	5,343,763
8.75%, 4/15/30(1)		5,339	5,505,860
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		2,415	2,383,298
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		2,500	2,487,970

14

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Containers (continued)
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	5,410	$ 5,379,146
Trivium Packaging Finance BV, 8.50%, 8/15/27(1)	4,830	4,780,406
		$ 43,289,751
Diversified Financial Services — 3.4%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(8)(9)	6,533	$ 6,022,252
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	4,649	4,910,255
CI Financial Corp., 4.10%, 6/15/51	3,691	2,515,053
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	5,541	5,234,291
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	5,556	5,798,347
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	4,595	4,626,765
Hightower Holding LLC, 9.125%, 1/31/30(1)	4,573	4,681,746
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	6,020	5,922,294
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	2,161	2,087,232
3.625%, 3/1/29(1)	5,608	5,221,040
4.00%, 10/15/33(1)	450	389,762
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	2,925	2,969,013
TrueNoord Capital DAC, 8.75%, 3/1/30(1)	5,200	5,317,573
		$ 55,695,623
Diversified Media — 2.4%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)	2,016	$ 1,897,775
6.125%, 12/1/28(1)	4,486	4,022,214
Cars.com, Inc., 6.375%, 11/1/28(1)	3,521	3,462,238
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)	4,422	3,673,687
7.875%, 4/1/30(1)	3,971	3,976,768
CMG Media Corp., 8.875%, 6/18/29(1)	2,634	2,311,335
OT Midco, Inc., 10.00%, 2/15/30(1)	2,975	2,428,031
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/31(1)	4,674	4,898,380
Snap, Inc., 6.875%, 3/1/33(1)	6,750	6,747,168
Stagwell Global LLC, 5.625%, 8/15/29(1)	5,930	5,603,010
		$ 39,020,606
Energy — 6.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	4,210	$ 4,231,631
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	3,442	$ 3,432,682
Civitas Resources, Inc., 8.625%, 11/1/30(1)	4,798	4,629,340
DT Midstream, Inc., 4.125%, 6/15/29(1)	4,491	4,220,368
Energy Transfer LP, 5.00%, 5/15/50	2,087	1,669,245
EQT Corp.:
4.50%, 1/15/29(1)	2,081	2,019,680
4.75%, 1/15/31(1)	2,522	2,437,048
Expand Energy Corp., 4.75%, 2/1/32	3,253	3,055,177
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	4,008	4,084,172
ITT Holdings LLC, 6.50%, 8/1/29(1)	334	305,411
Kinetik Holdings LP, 5.875%, 6/15/30(1)	5,259	5,143,696
Matador Resources Co., 6.50%, 4/15/32(1)	3,560	3,433,416
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,188	946,599
Parkland Corp.:
4.50%, 10/1/29(1)	2,516	2,375,065
4.625%, 5/1/30(1)	2,534	2,387,975
Permian Resources Operating LLC:
5.875%, 7/1/29(1)	5,233	5,115,657
6.25%, 2/1/33(1)	2,615	2,559,545
7.00%, 1/15/32(1)	2,706	2,726,890
Plains All American Pipeline LP, Series B, 8.695%, (3 mo. SOFR + 4.372%)(2)(8)	4,645	4,593,081
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,387	1,302,126
7.125%, 1/15/26(1)	585	583,521
SM Energy Co., 7.00%, 8/1/32(1)	2,975	2,745,608
Sunoco LP, 7.25%, 5/1/32(1)	3,010	3,124,305
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	2,835	2,670,739
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	3,101	2,898,813
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	863	857,531
Transocean, Inc., 8.75%, 2/15/30(1)	1,138	1,112,886
Venture Global LNG, Inc.:
7.00%, 1/15/30(1)	2,255	2,126,047
8.125%, 6/1/28(1)	2,368	2,353,612
8.375%, 6/1/31(1)	1,771	1,709,521
9.00% to 9/30/29(1)(8)(9)	6,568	5,651,468
9.50%, 2/1/29(1)	4,863	5,042,240
9.875%, 2/1/32(1)	686	696,968
Vital Energy, Inc.:
7.875%, 4/15/32(1)	2,076	1,614,864
9.75%, 10/15/30	2,281	1,935,450

15

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Weatherford International Ltd., 8.625%, 4/30/30(1)	2,478	$ 2,458,241
		$ 98,250,618
Entertainment & Film — 0.5%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)	4,631	$ 4,551,396
7.00%, 8/1/32(1)	2,820	2,886,352
		$ 7,437,748
Environmental — 1.6%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,094	$ 1,078,448
5.125%, 7/15/29(1)	1,187	1,166,726
6.375%, 2/1/31(1)	1,560	1,590,436
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	5,384	5,110,126
4.75%, 6/15/29(1)	9,118	8,856,025
Reworld Holding Corp.:
4.875%, 12/1/29(1)	6,299	5,892,199
5.00%, 9/1/30	854	786,087
Wrangler Holdco Corp., 6.625%, 4/1/32(1)	1,905	1,957,479
		$ 26,437,526
Food & Drug Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)	1,808	$ 1,748,937
5.875%, 2/15/28(1)	1,807	1,807,459
Ingles Markets, Inc., 4.00%, 6/15/31(1)	4,305	3,900,953
		$ 7,457,349
Food, Beverage & Tobacco — 4.4%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,768	$ 3,913,348
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)	8,544	8,618,760
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(1)(7)	9,053	9,615,357
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	2,225	2,189,926
7.625%, 7/1/29(1)	5,749	6,028,666
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	3,007	3,001,511
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	5,450	5,165,746
5.50%, 10/15/27(1)	1,594	1,582,640
6.125%, 9/15/32(1)	2,715	2,719,200
Security	Principal Amount* (000's omitted)		Value
Food, Beverage & Tobacco (continued)
Pilgrim's Pride Corp.:
3.50%, 3/1/32		3,768	$ 3,347,194
6.875%, 5/15/34		1,860	2,017,994
Post Holdings, Inc., 6.25%, 2/15/32(1)		2,786	2,811,072
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		4,325	4,307,026
Turning Point Brands, Inc., 7.625%, 3/15/32(1)		4,500	4,687,484
U.S. Foods, Inc., 4.75%, 2/15/29(1)		6,726	6,541,652
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		4,119	3,922,917
			$ 70,470,493
Gaming — 2.4%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)		7,364	$ 7,642,967
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		834	770,757
6.00%, 10/15/32(1)		3,145	2,966,895
6.50%, 2/15/32(1)		2,499	2,514,251
7.00%, 2/15/30(1)		2,900	2,970,378
8.125%, 7/1/27(1)		942	945,590
Churchill Downs, Inc., 5.75%, 4/1/30(1)		4,352	4,260,392
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		4,688	4,688,355
International Game Technology PLC:
4.125%, 4/15/26(1)		1,237	1,221,952
5.25%, 1/15/29(1)		2,540	2,485,663
6.25%, 1/15/27(1)		2,048	2,059,092
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		3,009	3,012,358
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		2,701	2,703,103
			$ 38,241,753
Healthcare — 8.3%
1261229 BC Ltd., 10.00%, 4/15/32(1)		8,055	$ 7,892,564
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		1,443	1,335,141
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		1,265	1,135,542
4.625%, 10/1/27(1)		1,508	1,446,170
athenahealth Group, Inc., 6.50%, 2/15/30(1)		12,208	11,680,753
Avantor Funding, Inc., 3.875%, 7/15/28(6)	EUR	4,670	5,230,022
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)		3,525	2,571,787
Encompass Health Corp.:
4.625%, 4/1/31		2,698	2,570,709

16

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Encompass Health Corp.: (continued)
4.75%, 2/1/30	1,109	$ 1,078,690
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	3,830	3,986,973
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	3,913	3,400,507
HealthEquity, Inc., 4.50%, 10/1/29(1)	5,710	5,402,905
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)	7,738	8,163,141
IQVIA, Inc.:
5.00%, 5/15/27(1)	1,329	1,319,500
6.50%, 5/15/30(1)	1,862	1,893,585
LifePoint Health, Inc.:
5.375%, 1/15/29(1)	6,397	5,765,750
9.875%, 8/15/30(1)	1,765	1,879,677
10.00%, 6/1/32(1)	930	903,263
Medline Borrower LP, 5.25%, 10/1/29(1)	12,917	12,279,127
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)	3,563	3,214,893
3.875%, 5/15/32(1)	3,118	2,749,583
6.25%, 1/15/33(1)	2,645	2,626,845
Option Care Health, Inc., 4.375%, 10/31/29(1)	5,025	4,749,918
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(1)(7)	1,815	1,803,310
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30	4,615	4,396,597
4.90%, 12/15/44	1,242	964,253
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,931	1,745,009
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	2,722	2,719,225
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)	4,525	4,858,984
Tenet Healthcare Corp.:
4.375%, 1/15/30	287	272,257
5.125%, 11/1/27	3,030	3,007,263
6.125%, 10/1/28	5,025	5,016,625
6.875%, 11/15/31	2,158	2,218,103
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	10,614	7,509,044
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	6,185	6,286,626
		$ 134,074,341
Homebuilders & Real Estate — 3.0%
Artera Services LLC, 8.50%, 2/15/31(1)	3,795	$ 3,605,061
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)	1,606	1,487,566
4.625%, 4/1/30(1)	2,665	2,445,648
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	2,397	$ 2,341,493
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	4,000	3,895,091
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)	3,604	3,624,165
8.875%, 9/1/31(1)	1,988	2,128,776
Dycom Industries, Inc., 4.50%, 4/15/29(1)	2,038	1,921,539
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	7,888	8,290,477
National Health Investors, Inc., 3.00%, 2/1/31	3,117	2,724,148
New Home Co., Inc., 9.25%, 10/1/29(1)	9,680	10,000,505
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)	1,965	1,827,152
4.625%, 3/15/30(1)	1,792	1,658,000
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(1)	879	864,135
TopBuild Corp., 4.125%, 2/15/32(1)	2,923	2,633,072
		$ 49,446,828
Insurance — 1.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)	1,076	$ 1,075,139
6.75%, 10/15/27(1)	8,655	8,601,820
7.00%, 1/15/31(1)	1,907	1,937,316
7.375%, 10/1/32(1)	770	779,095
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)	5,307	5,713,691
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	4,297	4,405,886
Ryan Specialty LLC, 5.875%, 8/1/32(1)	4,061	4,014,611
		$ 26,527,558
Leisure — 3.0%
Carnival Corp.:
5.75%, 3/1/27(1)	4,470	$ 4,457,556
6.00%, 5/1/29(1)	5,932	5,903,393
Motion Finco SARL, 8.375%, 2/15/32(1)	3,510	3,326,429
NCL Corp. Ltd.:
5.875%, 3/15/26(1)	525	522,724
5.875%, 2/15/27(1)	1,006	1,002,001
6.75%, 2/1/32(1)	4,195	4,099,037
7.75%, 2/15/29(1)	4,692	4,846,545
NCL Finance Ltd., 6.125%, 3/15/28(1)	2,560	2,543,521
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28	1,475	1,414,890

17

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Royal Caribbean Cruises Ltd.: (continued)
6.00%, 2/1/33(1)	4,649	$ 4,665,006
6.25%, 3/15/32(1)	4,343	4,411,782
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,566,882
Viking Cruises Ltd.:
5.875%, 9/15/27(1)	5,309	5,302,367
6.25%, 5/15/25(1)	1,930	1,931,999
7.00%, 2/15/29(1)	798	801,610
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	551	545,937
		$ 48,341,679
Metals & Mining — 2.6%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	7,180	$ 7,892,579
Constellium SE, 3.75%, 4/15/29(1)	4,864	4,474,820
Eldorado Gold Corp., 6.25%, 9/1/29(1)	4,103	4,048,509
First Quantum Minerals Ltd.:
8.00%, 3/1/33(1)	2,155	2,134,805
9.375%, 3/1/29(1)	6,437	6,760,144
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	3,299	3,240,489
6.125%, 4/1/29(1)	2,194	2,186,635
Novelis Corp.:
3.25%, 11/15/26(1)	1,860	1,805,818
3.875%, 8/15/31(1)	1,964	1,696,997
4.75%, 1/30/30(1)	4,188	3,898,635
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	4,082	3,877,304
		$ 42,016,735
Publishing & Printing — 0.7%
Cimpress PLC, 7.375%, 9/15/32(1)	2,525	$ 2,307,030
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	3,019	2,960,547
7.375%, 9/1/31(1)	2,050	2,096,811
8.00%, 8/1/29(1)	4,366	4,330,182
		$ 11,694,570
Railroad — 0.2%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	3,200	$ 3,196,154
		$ 3,196,154
Security	Principal Amount* (000's omitted)	Value
Restaurant — 1.1%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,866	$ 1,793,661
4.00%, 10/15/30(1)	5,641	5,140,685
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	6,796	7,210,583
Yum! Brands, Inc., 3.625%, 3/15/31	4,317	3,899,647
		$ 18,044,576
Services — 5.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,877	$ 3,835,947
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	1,695	1,732,960
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)	4,157	3,905,170
9.75%, 7/15/27(1)	3,417	3,432,175
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	2,161	2,079,246
4.625%, 6/1/28(1)	2,887	2,767,099
APi Group DE, Inc., 4.75%, 10/15/29(1)	4,707	4,431,085
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	3,533	3,216,327
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	2,118	2,164,975
Imola Merger Corp., 4.75%, 5/15/29(1)	7,541	7,210,700
Korn Ferry, 4.625%, 12/15/27(1)	4,509	4,367,015
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	3,951	3,587,521
RB Global Holdings, Inc.:
6.75%, 3/15/28(1)	2,550	2,603,185
7.75%, 3/15/31(1)	1,032	1,083,325
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)	6,786	6,385,771
VT Topco, Inc., 8.50%, 8/15/30(1)	5,167	5,412,367
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	5,361	5,313,339
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	2,127	2,157,761
6.375%, 3/15/33(1)	2,955	2,992,118
6.625%, 3/15/32(1)	3,548	3,613,535
7.25%, 6/15/28(1)	1,848	1,874,147
White Cap Buyer LLC, 6.875%, 10/15/28(1)	5,443	5,309,291
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	7,346	7,741,178
		$ 87,216,237
Steel — 1.0%
Allegheny Ludlum LLC, 6.95%, 12/15/25	2,155	$ 2,173,544
ATI, Inc., 5.875%, 12/1/27	1,505	1,502,829
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,372	1,381,830

18

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Steel (continued)
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)	3,880	$ 3,650,263
7.50%, 9/15/31(1)	3,290	3,186,722
TMS International Corp., 6.25%, 4/15/29(1)	4,064	3,766,002
		$ 15,661,190
Super Retail — 3.1%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	889	$ 837,033
4.75%, 3/1/30	788	737,730
5.00%, 2/15/32(1)	2,474	2,256,821
Bath & Body Works, Inc.:
6.75%, 7/1/36	734	723,251
6.875%, 11/1/35	2,276	2,280,479
6.95%, 3/1/33	1,721	1,706,660
Champ Acquisition Corp., 8.375%, 12/1/31(1)	4,036	4,261,923
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)	4,700	4,880,066
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	3,910	4,041,748
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(1)	1,306	1,153,921
8.75%, 1/15/32(1)	1,495	1,198,818
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)	1,587	1,510,204
6.375%, 1/15/30(1)	1,275	1,290,417
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	2,173	2,100,431
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)	4,015	3,800,131
8.25%, 8/1/31(1)	559	585,222
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	960	892,461
4.375%, 1/15/31(1)	3,334	3,065,272
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	7,302	6,744,407
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	3,075	2,942,413
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)	2,081	1,954,340
4.875%, 11/15/31(1)	1,734	1,584,497
		$ 50,548,245
Technology — 3.4%
Ciena Corp., 4.00%, 1/31/30(1)	3,812	$ 3,534,320
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)	3,476	3,480,550
9.00%, 9/30/29(1)	7,796	7,862,497
Security	Principal Amount* (000's omitted)		Value
Technology (continued)
Coherent Corp., 5.00%, 12/15/29(1)		2,530	$ 2,425,657
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)		4,088	4,094,197
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,362	2,267,553
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		3,553	3,608,654
McAfee Corp., 7.375%, 2/15/30(1)		3,928	3,397,021
ON Semiconductor Corp., 3.875%, 9/1/28(1)		3,322	3,144,131
Open Text Corp., 3.875%, 2/15/28(1)		1,691	1,618,042
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,571	1,453,857
Seagate HDD Cayman:
4.091%, 6/1/29		853	810,612
9.625%, 12/1/32		4,172	4,712,766
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		3,414	2,989,244
6.625%, 7/15/32(1)		1,225	1,214,975
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		3,691	3,676,381
VM Consolidated, Inc., 5.50%, 4/15/29(1)		4,657	4,496,037
			$ 54,786,494
Telecommunications — 2.7%
Altice Financing SA:
5.00%, 1/15/28(1)		2,145	$ 1,649,727
5.75%, 8/15/29(1)		1,253	925,656
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)		2,320	2,329,628
EchoStar Corp., 10.75%, 11/30/29		3,562	3,770,779
Iliad Holding SASU:
7.00%, 10/15/28(1)		1,592	1,612,818
7.00%, 4/15/32(1)		2,795	2,836,595
8.50%, 4/15/31(1)		2,025	2,138,151
Sable International Finance Ltd., 7.125%, 10/15/32(1)		2,181	2,146,311
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		3,846	3,376,999
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		5,386	4,847,168
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	1,206	1,514,419
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		2,620	2,536,787
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(1)		2,432	2,140,056
7.75%, 4/15/32(1)		1,550	1,565,830
Zegona Finance PLC, 8.625%, 7/15/29(1)		6,666	7,108,189
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)		984	873,613
Ziggo BV, 4.875%, 1/15/30(1)		2,956	2,724,925
			$ 44,097,651

19

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)	4,761	$ 4,350,687
		$ 4,350,687
Utility — 4.8%
Alpha Generation LLC, 6.75%, 10/15/32(1)	8,094	$ 8,255,896
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	2,025	1,925,407
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	4,860	4,777,961
Calpine Corp.:
4.50%, 2/15/28(1)	1,920	1,879,540
4.625%, 2/1/29(1)	2,185	2,114,849
5.00%, 2/1/31(1)	445	428,397
5.125%, 3/15/28(1)	4,564	4,524,674
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)	2,036	1,814,225
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	5,493	4,778,370
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	2,400	2,105,224
NRG Energy, Inc.:
3.875%, 2/15/32(1)	3,359	3,006,777
6.00%, 2/1/33(1)	3,495	3,461,049
6.25%, 11/1/34(1)	2,335	2,333,199
10.25% to 3/15/28(1)(8)(9)	3,771	4,134,870
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	2,331	2,216,959
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	3,783	3,460,896
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	3,536	3,447,233
TransAlta Corp., 7.75%, 11/15/29	3,909	4,075,262
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	2,224	2,141,313
5.00%, 7/31/27(1)	6,128	6,079,915
6.875%, 4/15/32(1)	3,705	3,840,582
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(1)	3,251	3,076,801
8.375%, 1/15/31(1)	2,315	2,325,731
8.625%, 3/15/33(1)	2,325	2,322,045
		$ 78,527,175
Total Corporate Bonds (identified cost $1,362,317,374)		$1,353,542,906

Preferred Stocks — 0.7%
Security	Principal Amount/ Shares	Value
Insurance — 0.3%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(4)	$4,170,000	$ 4,184,099
		$ 4,184,099
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25(9)	282,335	$ 7,179,779
		$ 7,179,779
Total Preferred Stocks (identified cost $11,730,112)		$ 11,363,878

Senior Floating-Rate Loans — 7.3%(10)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 8/24/28		1,675	$ 1,674,355
			$ 1,674,355
Automotive & Auto Parts — 0.7%
Clarios Global LP:
Term Loan, 5.151%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	7,520	$ 8,370,720
Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		3,320	3,263,660
			$ 11,634,380
Building Materials — 0.3%
Associated Materials, Inc., Term Loan, 10.322%, (1 mo. USD Term SOFR + 6.00%), 3/8/29		5,190	$ 4,859,114
			$ 4,859,114
Capital Goods — 0.3%
EMRLD Borrower LP:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/4/31		1,493	$ 1,477,269
Term Loan, 6.933%, (6 mo. USD Term SOFR + 2.50%), 5/31/30		3,299	3,266,224
			$ 4,743,493

20

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Media — 0.2%
CMG Media Corp., Term Loan, 7.899%, (3 mo. USD Term SOFR + 3.50%), 6/18/29	2,825	$ 2,676,637
		$ 2,676,637
Energy — 0.5%
M6 ETX Holdings II Midco LLC, Term Loan, 7.324%, (1 mo. USD Term SOFR + 3.00%), 4/1/32	3,637	$ 3,621,088
New Generation Gas Gathering LLC, Term Loan, 10.03%, (3 mo. USD Term SOFR + 5.75%), 9/30/29	3,829	3,751,422
		$ 7,372,510
Food, Beverage & Tobacco — 0.3%
Triton Water Holdings, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	4,686	$ 4,655,999
		$ 4,655,999
Gaming — 0.4%
Peninsula Pacific Entertainment LLC, Term Loan, 13.00%, 12/24/29(3)(11)	2,849	$ 2,849,242
Spectacle Gary Holdings LLC, Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 12/11/28	3,804	3,764,198
		$ 6,613,440
Healthcare — 1.3%
athenahealth Group, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/15/29	1,750	$ 1,738,029
Bausch Health Co., Inc., Term Loan, 10.569%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	9,160	8,663,849
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	2,194	2,130,898
Pluto Acquisition I, Inc.:
Term Loan, 9.803%, (3 mo. USD Term SOFR + 5.50%), 6/20/28	987	988,489
Term Loan - Second Lien, 8.302%, (3 mo. USD Term SOFR + 4.00%), 9/20/28	1,963	1,705,117
Team Health Holdings, Inc., Term Loan, 9.53%, (3 mo. USD Term SOFR + 5.25%), 3/2/27	5,853	5,711,702
		$ 20,938,084
Homebuilders & Real Estate — 0.2%
Signal Parent, Inc., Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	3,976	$ 3,096,813
		$ 3,096,813
Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance — 0.2%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.049%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	2,824	$ 2,822,625
		$ 2,822,625
Leisure — 0.3%
Peloton Interactive, Inc., Term Loan, 9.813%, (3 mo. USD Term SOFR + 5.50%), 5/23/29	5,463	$ 5,472,963
		$ 5,472,963
Restaurant — 0.5%
IRB Holding Corp., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	7,886	$ 7,837,539
		$ 7,837,539
Services — 0.4%
AlixPartners LLP, Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	7,026	$ 7,030,367
		$ 7,030,367
Super Retail — 0.7%
Hanesbrands, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	2,442	$ 2,426,737
Mavis Tire Express Services Corp., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	2,335	2,310,128
Petco Health & Wellness Co., Inc., Term Loan, 7.811%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	3,922	3,433,744
PetSmart, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 2/11/28	2,293	2,266,611
		$ 10,437,220
Technology — 0.7%
Cloud Software Group, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 3/29/29	1,342	$ 1,327,374
Fortress Intermediate 3, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 6/27/31	9,464	9,286,967
McAfee LLC, Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	995	938,002
Riverbed Technology, Inc., Term Loan, 8.799%, (3 mo. USD Term SOFR + 2.50%), 6.799% cash, 2.00% PIK, 7/1/28	516	284,973
		$ 11,837,316

21

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Telecommunications — 0.2%
Lumen Technologies, Inc.:
Term Loan, 4/16/29(12)	1,806	$ 1,731,737
Term Loan, 4/15/30(12)	2,282	2,180,577
		$ 3,912,314
Total Senior Floating-Rate Loans (identified cost $119,038,906)		$ 117,615,169

Miscellaneous — 0.2%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(3)(5)	8,415,190	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(3)(5)	$1,660,000	$ 0
		$ 0
Gaming — 0.2%
PGP Investors, LLC, Membership Interests(3)(4)	15,849	$ 2,834,274
		$ 2,834,274
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(3)(5)	$1,153,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(3)(5)	2,774,000	0
		$ 0
Paper — 0.0%
Enviva LLC, Escrow Certificates(3)(5)	$2,404,000	$ 0
		$ 0
Services — 0.0%†
Hertz Corp., Escrow Certificates(5)	$502,000	$ 96,007
		$ 96,007
Total Miscellaneous (identified cost $0)		$ 2,930,281

Short-Term Investments — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(13)	45,789,642	$ 45,789,642
Total Short-Term Investments (identified cost $45,789,642)		$ 45,789,642
Total Investments — 98.6% (identified cost $1,599,772,850)		$1,594,435,703
Other Assets, Less Liabilities — 1.4%		$ 22,361,970
Net Assets — 100.0%		$1,616,797,673
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $1,250,481,385 or 77.3% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security (see Note 5).
(5)	Non-income producing security.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $29,892,844 or 1.8% of the Portfolio's net assets.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.

22

High Income Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	Fixed-rate loan.
(12)	This Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined.
(13)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of April 30, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,387,173	EUR	9,938,622	Bank of America, N.A.	7/31/25	$ 66,986	$ —
USD	2,391,388	EUR	2,086,527	Bank of America, N.A.	7/31/25	14,813	—
USD	12,772,626	EUR	11,150,560	State Street Bank and Trust Company	7/31/25	72,031	—
USD	11,387,255	EUR	9,938,623	State Street Bank and Trust Company	7/31/25	67,067	—
USD	1,511,804	GBP	1,127,041	Citibank, N.A.	7/31/25	9,293	—
USD	39,368	GBP	29,365	State Street Bank and Trust Company	7/31/25	220	—
						$230,410	$—
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
23

High Income Opportunities Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $1,553,983,208)	$1,548,646,061
Affiliated investments, at value (identified cost $45,789,642)	45,789,642
Cash	772,664
Deposits for derivatives collateral — forward foreign currency exchange contracts	3,120,000
Interest receivable	23,186,946
Dividends receivable from affiliated investments	214,931
Receivable for investments sold	1,216,728
Receivable for open forward foreign currency exchange contracts	230,410
Trustees' deferred compensation plan	208,236
Total assets	$1,623,385,618
Liabilities
Payable for investments purchased	$5,476,213
Due to custodian — foreign currency, at value (identified cost $52,414)	52,234
Payable to affiliates:
Investment adviser fee	608,955
Trustees' fees	8,496
Trustees' deferred compensation plan	208,236
Accrued expenses	233,811
Total liabilities	$6,587,945
Net Assets applicable to investors' interest in Portfolio	$1,616,797,673
24
See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $910)	$1,288,759
Dividend income from affiliated investments	1,333,799
Interest income	51,615,016
Other income	144,685
Total investment income	$54,382,259
Expenses
Investment adviser fee	$3,639,569
Trustees’ fees and expenses	51,217
Custodian fee	195,657
Legal and accounting services	75,542
Miscellaneous	16,075
Total expenses	$3,978,060
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$44,674
Total expense reductions	$44,674
Net expenses	$3,933,386
Net investment income	$50,448,873
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(1,449,667)
Foreign currency transactions	(56,787)
Forward foreign currency exchange contracts	(1,516,601)
Net realized loss	$(3,023,055)
Change in unrealized appreciation (depreciation):
Investments	$(15,419,838)
Foreign currency	26,902
Forward foreign currency exchange contracts	416,059
Net change in unrealized appreciation (depreciation)	$(14,976,877)
Net realized and unrealized loss	$(17,999,932)
Net increase in net assets from operations	$32,448,941
25
See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$50,448,873	$84,980,627
Net realized loss	(3,023,055)	(18,265,318)
Net change in unrealized appreciation (depreciation)	(14,976,877)	111,443,813
Net increase in net assets from operations	$32,448,941	$178,159,122
Capital transactions:
Contributions	$202,310,188	$424,870,583
Withdrawals	(109,751,619)	(202,065,219)
Net increase in net assets from capital transactions	$92,558,569	$222,805,364
Net increase in net assets	$125,007,510	$400,964,486
Net Assets
At beginning of period	$1,491,790,163	$1,090,825,677
At end of period	$1,616,797,673	$1,491,790,163
26
See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.50%(2)	0.52%	0.53%	0.49%	0.49%	0.51%
Net expenses	0.50%(2)(3)	0.51%(3)	0.53%(3)	0.49%(3)	0.49%	0.51%
Net investment income	6.43%(2)	6.36%	6.07%	4.82%	4.78%	5.26%
Portfolio Turnover	18%(4)	43%	29%	19%	64%	67%
Total Return	2.11%(4)	14.95%	6.66%	(8.20)%	13.11%	1.69%
Net assets, end of period (000’s omitted)	$1,616,798	$1,491,790	$1,090,826	$1,020,273	$1,000,095	$949,751
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(4)	Not annualized.
27
See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance High Income Opportunities Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 68.1%, 24.7%, 6.7% and 0.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
28

High Income Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
29

High Income Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $3,639,569 or 0.46% (annualized) of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $44,674 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $415,822,175 and $274,919,199, respectively, for the six months ended April 30, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,610,361,605
Gross unrealized appreciation	$25,997,553
Gross unrealized depreciation	(41,693,045)
Net unrealized depreciation	$(15,695,492)
30

High Income Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities
At April 30, 2025, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$ 0	$ 1,756,569
Enviva LLC	12/6/24	100,688	630,140	1,459,976
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	0
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Total Common Stocks			$2,645,545	$3,216,545
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$4,170,000	$4,107,450	$ 4,184,099
Total Preferred Stocks			$4,107,450	$4,184,099
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18,12/17/21	15,849	$ 0	$ 2,834,274
Total Miscellaneous			$0	$2,834,274
Total Restricted Securities			$6,752,995	$10,234,918
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the portfolio had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or
31

High Income Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2025 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$230,410(1)	$ —
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
The Portfolio's derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$81,799	$ —	$ —	$ —	$81,799
Citibank, N.A.	9,293	—	—	—	9,293
State Street Bank and Trust Company	139,318	—	—	—	139,318
	$230,410	$—	$—	$—	$230,410
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(1,516,601)	$416,059
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was approximately $39,870,000.
32

High Income Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
8  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $45,789,642, which represents 2.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$49,686,239	$237,836,908	$(241,733,505)	$ —	$ —	$45,789,642	$1,333,799	45,789,642
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 42,493,736	$ —	$ 42,493,736
Common Stocks	15,016,385	1,808,429	1,756,569	18,581,383
Convertible Bonds	—	2,118,708	—	2,118,708
Corporate Bonds	—	1,353,542,906	—	1,353,542,906
Preferred Stocks	7,179,779	4,184,099	—	11,363,878
Senior Floating-Rate Loans	—	114,765,927	2,849,242	117,615,169
Miscellaneous	—	96,007	2,834,274	2,930,281
Short-Term Investments	45,789,642	—	—	45,789,642
Total Investments	$67,985,806	$1,519,009,812	$7,440,085	$1,594,435,703
33

High Income Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 230,410	$ —	$ 230,410
Total	$67,985,806	$1,519,240,222	$7,440,085	$1,594,666,113
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
10  Risks and Uncertainties
Credit Risk
The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.
34

ETHIX-NCSR    4.30.25

Eaton Vance
Global Sovereign Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Global Sovereign Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Investment in International Income Portfolio, at value (identified cost $31,497,630)	$32,875,007
Receivable for Fund shares sold	369,396
Receivable from affiliates	22,200
Prepaid expenses	1,555
Total assets	$33,268,158
Liabilities
Payable for Fund shares redeemed	$4,823
Payable to affiliates:
Distribution and service fees	2,249
Sub-transfer agency fee	1,309
Trustees' fees	42
Payable for custodian fee	6,562
Payable for transfer and dividend disbursing agent fees	3,695
Payable for legal and accounting services	16,599
Payable for printing and postage	10,576
Accrued expenses	1,213
Total liabilities	$47,068
Net Assets	$33,221,090
Sources of Net Assets
Paid-in capital	$68,912,743
Accumulated loss	(35,691,653)
Net Assets	$33,221,090
Class A Shares
Net Assets	$9,602,682
Shares Outstanding	1,406,353
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.83
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$7.06
Class C Shares
Net Assets	$445,484
Shares Outstanding	65,237
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$6.83
Class I Shares
Net Assets	$23,172,924
Shares Outstanding	3,407,155
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.80
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income allocated from Portfolio	$37,915
Interest income allocated from Portfolio (net of foreign taxes withheld of $17,606)	1,193,531
Expenses, excluding interest expense, allocated from Portfolio	(105,563)
Interest expense allocated from Portfolio	(38,657)
Total investment income from Portfolio	$1,087,226
Expenses
Distribution and service fees:
Class A	$11,150
Class C	2,357
Trustees’ fees and expenses	250
Custodian fee	10,055
Transfer and dividend disbursing agent fees	15,791
Legal and accounting services	23,108
Printing and postage	10,988
Registration fees	23,973
Miscellaneous	4,948
Total expenses	$102,620
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$88,734
Total expense reductions	$88,734
Net expenses	$13,886
Net investment income	$1,073,340
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$(572,413)
Written options	10,009
Futures contracts	42,100
Swap contracts	5,451
Foreign currency transactions	224,559
Forward foreign currency exchange contracts	(593,445)
Non-deliverable bond forward contracts	(8,937)
Net realized loss	$(892,676)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $346)	$791,630
Written options	16,484
Futures contracts	197,133
Swap contracts	250,834
Foreign currency	(84,062)
Forward foreign currency exchange contracts	679,469
Non-deliverable bond forward contracts	(7,093)
Net change in unrealized appreciation (depreciation)	$1,844,395
Net realized and unrealized gain	$951,719
Net increase in net assets from operations	$2,025,059
2
See Notes to Financial Statements.

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,073,340	$1,884,297
Net realized loss	(892,676)	(1,604,717)
Net change in unrealized appreciation (depreciation)	1,844,395	3,062,419
Net increase in net assets from operations	$2,025,059	$3,341,999
Distributions to shareholders:
Class A	$(210,888)	$(481,167)
Class C	(9,209)	(30,894)
Class I	(529,288)	(1,109,465)
Total distributions to shareholders	$(749,385)	$(1,621,526)
Transactions in shares of beneficial interest:
Class A	$(77,951)	$(2,049,191)
Class C	(131,852)	(456,978)
Class I	940,474	(4,025,963)
Net increase (decrease) in net assets from Fund share transactions	$730,671	$(6,532,132)
Net increase (decrease) in net assets	$2,006,345	$(4,811,659)
Net Assets
At beginning of period	$31,214,745	$36,026,404
At end of period	$33,221,090	$31,214,745
3
See Notes to Financial Statements.

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$6.55	$6.29	$6.19	$7.96	$8.44	$8.51
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.36	$0.29	$0.21	$0.13	$0.18
Net realized and unrealized gain (loss)	0.21	0.21	0.12(2)	(1.68)	(0.15)	0.29
Total income (loss) from operations	$0.43	$0.57	$0.41	$(1.47)	$(0.02)	$0.47
Less Distributions
From net investment income	$(0.15)	$(0.31)	$—	$—	$(0.15)	$(0.38)
Tax return of capital	—	—	(0.31)	(0.30)	(0.31)	(0.16)
Total distributions	$(0.15)	$(0.31)	$(0.31)	$(0.30)	$(0.46)	$(0.54)
Net asset value — End of period	$6.83	$6.55	$6.29	$6.19	$7.96	$8.44
Total Return(3)	6.75%(4)	9.05%	6.55%	(18.94)%	(0.38)%	5.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,603	$9,307	$10,889	$11,466	$20,539	$18,354
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses(7)	3.12%(8)	2.57%	2.03%	1.88%	1.50%	1.50%
Net expenses(7)	1.19%(8)(9)	1.26%(9)	1.00%(9)	1.02%(9)	1.01%	1.01%
Net investment income	6.89%(8)	5.37%	4.37%	2.89%	1.57%	2.09%
Portfolio Turnover of the Portfolio(10)	102%(4)	227%	230%	159%	102%	88%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses.
(7)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.25%, 0.31%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively, and 0.01% of average daily net assets for each of the years ended October 31, 2021 and 2020.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(10)	Includes the effect of To Be Announced (TBA) transactions.
4
See Notes to Financial Statements.

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$6.55	$6.29	$6.19	$7.96	$8.44	$8.51
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.31	$0.24	$0.16	$0.07	$0.12
Net realized and unrealized gain (loss)	0.21	0.21	0.12(2)	(1.68)	(0.15)	0.29
Total income (loss) from operations	$0.41	$0.52	$0.36	$(1.52)	$(0.08)	$0.41
Less Distributions
From net investment income	$(0.13)	$(0.26)	$—	$—	$(0.13)	$(0.34)
Tax return of capital	—	—	(0.26)	(0.25)	(0.27)	(0.14)
Total distributions	$(0.13)	$(0.26)	$(0.26)	$(0.25)	$(0.40)	$(0.48)
Net asset value — End of period	$6.83	$6.55	$6.29	$6.19	$7.96	$8.44
Total Return(3)	6.34%(4)	8.24%	5.79%	(19.50)%	(1.09)%	4.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$445	$560	$970	$1,238	$2,115	$5,173
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses(7)	3.89%(8)	3.32%	2.75%	1.58%	2.20%	2.20%
Net expenses(7)	1.96%(8)(9)	2.01%(9)	1.72%(9)	1.72%(9)	1.71%	1.71%
Net investment income	6.13%(8)	4.61%	3.66%	2.20%	0.80%	1.47%
Portfolio Turnover of the Portfolio(10)	102%(4)	227%	230%	159%	102%	88%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses.
(7)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.25%, 0.31%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively, and 0.01% of average daily net assets for each of the years ended October 31, 2021 and 2020.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(10)	Includes the effect of To Be Announced (TBA) transactions.
5
See Notes to Financial Statements.

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$6.53	$6.27	$6.16	$7.93	$8.41	$8.48
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.37	$0.31	$0.22	$0.16	$0.21
Net realized and unrealized gain (loss)	0.20	0.21	0.12(2)	(1.67)	(0.15)	0.28
Total income (loss) from operations	$0.43	$0.58	$0.43	$(1.45)	$0.01	$0.49
Less Distributions
From net investment income	$(0.16)	$(0.32)	$—	$—	$(0.15)	$(0.40)
Tax return of capital	—	—	(0.32)	(0.32)	(0.34)	(0.16)
Total distributions	$(0.16)	$(0.32)	$(0.32)	$(0.32)	$(0.49)	$(0.56)
Net asset value — End of period	$6.80	$6.53	$6.27	$6.16	$7.93	$8.41
Total Return(3)	6.74%(4)	9.34%	6.86%	(18.65)%	(0.11)%	6.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,173	$21,348	$24,167	$15,706	$35,316	$33,597
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses(7)	2.88%(8)	2.32%	1.75%	1.58%	1.20%	1.20%
Net expenses(7)	0.95%(8)(9)	1.01%(9)	0.72%(9)	0.72%(9)	0.71%	0.71%
Net investment income	7.12%(8)	5.63%	4.67%	3.11%	1.86%	2.54%
Portfolio Turnover of the Portfolio(10)	102%(4)	227%	230%	159%	102%	88%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio's allocated expenses.
(7)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.25%, 0.31%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively, and 0.01% of average daily net assets for each of the years ended October 31, 2021 and 2020.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(10)	Includes the effect of To Be Announced (TBA) transactions.
6
See Notes to Financial Statements.

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Sovereign Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at April 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes —The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
7

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $35,166,160 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $7,669,883 are short-term and $27,496,277 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2025, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement effective December 31, 2024, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited (MSIM Ltd.), a wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $88,734 of the Fund’s operating expenses for the six months ended April 30, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $1,966 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $100 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
8

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $11,150 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $1,768 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $589 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Investment Transactions
For the six months ended April 30, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $4,262,404 and $4,713,588, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	55,432	$ 373,519	88,759	$ 584,058
Issued to shareholders electing to receive payments of distributions in Fund shares	30,061	196,968	68,183	453,070
Redemptions	(99,475)	(648,438)	(468,060)	(3,086,319)
Net decrease	(13,982)	$ (77,951)	(311,118)	$(2,049,191)
Class C
Sales	1,527	$ 10,000	—	$ —
Issued to shareholders electing to receive payments of distributions in Fund shares	1,406	9,209	4,118	27,387
Redemptions	(23,207)	(151,061)	(72,871)	(484,365)
Net decrease	(20,274)	$ (131,852)	(68,753)	$ (456,978)
9

Eaton Vance
Global Sovereign Opportunities Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	804,934	$5,253,114	750,759	$ 4,975,825
Issued to shareholders electing to receive payments of distributions in Fund shares	80,719	526,988	166,593	1,103,723
Redemptions	(748,762)	(4,839,628)	(1,503,708)	(10,105,511)
Net increase (decrease)	136,891	$ 940,474	(586,356)	$(4,025,963)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any borrowings during the six months ended April 30, 2025.
9  Subsequent Event
The Board of Trustees has approved a change in the Fund's name from Eaton Vance Global Sovereign Opportunities Fund to Eaton Vance Diversified Currency Income Fund, to be effective on August 12, 2025. In connection with the name change, the Fund's policy to, under normal market conditions, invest at least 80% of its net assets in U.S. and non-U.S. sovereign investments will be revised to state that, under normal market conditions, the Fund invests at least 80% of its net assets in (i) securities denominated in foreign currencies; (ii) fixed income instruments issued by foreign entities or sovereign nations; and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of foreign entities or sovereign nations. The Fund's primary benchmark will also be changed from the FTSE World Government Bond Index to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) to comply with the regulation that requires the Fund's primary benchmark to represent the overall applicable market. A secondary benchmark, the J.P. Morgan Emerging Markets Index Plus, will also be added.
10

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 8.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA1, Class M2, 6.854%, (30-day SOFR Average + 2.50%), 1/25/42(1)(2)	$1,800	$ 1,827,891
Government National Mortgage Association, Series 2023-115, Class AL, 6.00%, 8/20/53	1,000	1,035,032
Total Collateralized Mortgage Obligations (identified cost $2,705,532)		$ 2,862,923

Foreign Corporate Bonds — 0.8%
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.8%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	1,906,340	$ 259,205
Total Foreign Corporate Bonds (identified cost $280,990)			$ 259,205

Sovereign Government Bonds — 61.6%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.2%
Argentina Treasury Bonds BONCER:
0.00%, 3/31/27	ARS	13,721	$ 14,858
0.00%, 12/15/27	ARS	10,982	14,888
Bono Del Tesoro Nacional Capitalizable en Pesos:
2.15%, 6/30/26	ARS	13,720	11,750
2.60%, 2/13/26	ARS	24,025	22,920
			$ 64,416
Brazil — 3.7%
Brazil Letras do Tesouro Nacional, 0.00%, 7/1/25	BRL	7,000	$ 1,206,407
			$ 1,206,407
Dominican Republic — 5.0%
Dominican Republic Bonds:
8.00%, 1/15/27(3)	DOP	3,970	$ 63,488
8.00%, 2/12/27(3)	DOP	20,150	320,592
10.75%, 6/1/36(1)	DOP	19,850	342,338
12.00%, 8/8/25(1)	DOP	10,500	178,314
13.00%, 6/10/34(3)	DOP	25,400	512,438
Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(3)	DOP	900	$ 14,707
13.00%, 12/5/25(1)	DOP	5,850	99,662
13.00%, 1/30/26(1)	DOP	6,240	106,739
			$ 1,638,278
Egypt — 2.4%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	38,565	$ 776,314
			$ 776,314
Germany — 5.0%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32(3)	EUR	1,500	$ 1,641,683
			$ 1,641,683
Greece — 0.1%
Hellenic Republic Government International Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	9,881	$ 29,103
			$ 29,103
Iceland — 6.0%
Republic of Iceland:
4.50%, 2/17/42	ISK	184,453	$ 1,128,019
5.00%, 11/15/28	ISK	3,916	28,361
7.00%, 9/17/35	ISK	15,871	125,412
8.00%, 6/12/25	ISK	87,866	682,939
			$ 1,964,731
Indonesia — 4.4%
Indonesia Treasury Bonds:
6.75%, 7/15/35	IDR	7,740,000	$ 462,838
7.50%, 4/15/40	IDR	15,935,000	994,421
			$ 1,457,259
Mexico — 2.5%
Mexican Bonos, 8.00%, 7/31/53	MXN	20,093	$ 839,558
			$ 839,558
New Zealand — 8.7%
New Zealand Government Bonds:
2.50%, 9/20/40(3)(4)	NZD	937	$ 524,795
2.75%, 4/15/37(3)(5)	NZD	270	132,535
4.25%, 5/15/34(5)	NZD	1,329	783,992
4.50%, 5/15/35(5)	NZD	2,290	1,366,264

11
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
New Zealand (continued)
New Zealand Government Bonds: (continued)
5.00%, 5/15/54	NZD	100	$ 58,093
			$ 2,865,679
Paraguay — 3.3%
Paraguay Government Bonds:
7.90%, 2/9/31(1)	PYG	3,553,000	$ 436,337
7.90%, 2/9/31(3)	PYG	686,000	84,247
8.50%, 3/4/35(1)	PYG	4,462,000	550,750
			$ 1,071,334
Peru — 5.4%
Peru Government Bonds:
5.40%, 8/12/34	PEN	1,870	$ 470,475
6.714%, 2/12/55	PEN	1,820	486,444
7.30%, 8/12/33(1)(3)	PEN	317	92,608
7.60%, 8/12/39(1)(3)	PEN	2,613	742,434
			$ 1,791,961
Philippines — 1.8%
Philippines Government Bonds, 6.25%, 1/14/36	PHP	34,000	$ 595,846
			$ 595,846
Poland — 7.5%
Republic of Poland Government Bonds, 2.00%, 8/25/36(4)	PLN	10,342	$ 2,472,703
			$ 2,472,703
Serbia — 5.6%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	41,590	$ 393,223
7.00%, 10/26/31	RSD	133,340	1,450,189
			$ 1,843,412
Total Sovereign Government Bonds (identified cost $19,862,494)			$20,258,684

U.S. Government Agency Mortgage-Backed Securities — 10.9%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
5.00%, with maturity at 2052	$837	$ 821,825
5.134%, (COF + 1.793%), with maturity at 2035(6)	69	68,161
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA(7)	$2,700	$ 2,694,410
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,567,818)		$ 3,584,396

Short-Term Investments — 35.7%
Affiliated Fund — 5.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(8)	1,747,079	$ 1,747,079
Total Affiliated Fund (identified cost $1,747,079)		$ 1,747,079

U.S. Treasury Obligations — 30.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/1/25	$3,000	$ 3,000,000
0.00%, 5/15/25(9)	500	499,181
0.00%, 5/29/25(9)	3,500	3,488,526
0.00%, 6/12/25	3,000	2,985,206
Total U.S. Treasury Obligations (identified cost $9,972,952)		$ 9,972,913
Total Short-Term Investments (identified cost $11,720,031)		$11,719,992

Total Purchased Options — 0.1% (identified cost $50,508)	$ 35,837
Total Investments — 117.8% (identified cost $38,187,373)	$38,721,037
Total Written Options — (0.1)% (premiums received $52,056)	$ (35,788)
Other Assets, Less Liabilities — (17.7)%	$(5,801,472)
Net Assets — 100.0%	$32,883,777

12
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $4,377,073 or 13.3% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $4,129,527 or 12.6% of the Portfolio's net assets.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2025.
(7)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(8)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of April 30, 2025.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	1,000,000	CNH	7.50	1/20/26	$ 6,073
Call USD vs. Put CNH	Goldman Sachs International	USD	550,000	CNH	7.50	2/4/26	3,562
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	1,000,000	CNH	7.50	1/19/26	6,041
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,100,000	INR	85.50	1/25/29	10,029
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	600,000	INR	85.50	1/25/29	5,470
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	510,000	INR	85.50	1/30/29	4,662
Total							$35,837
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	1,000,000	CNH	7.80	1/20/26	$ (2,462)
Call USD vs. Put CNH	Goldman Sachs International	USD	550,000	CNH	7.80	2/4/26	(1,511)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	1,000,000	CNH	7.80	1/19/26	(2,442)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	1,000,000	KRW	1,490.00	7/23/25	(4,570)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	960,000	KRW	1,500.00	7/31/25	(4,056)
Put USD vs. Call CNH	Deutsche Bank AG	USD	1,000,000	CNH	6.80	1/20/26	(3,975)
Put USD vs. Call CNH	Goldman Sachs International	USD	550,000	CNH	6.85	2/4/26	(3,130)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	1,000,000	CNH	6.85	1/19/26	(5,098)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	1,000,000	KRW	1,350.00	7/23/25	(4,053)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	960,000	KRW	1,350.00	7/31/25	(4,491)
Total							$(35,788)
13
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	156,000,000	USD	106,586	5/7/25	$ 3,157
USD	308,820	KRW	444,000,000	5/7/25	(3,526)
USD	379,136	KRW	544,667,000	5/7/25	(4,027)
IDR	3,511,700,000	USD	207,670	5/14/25	3,986
IDR	2,252,000,000	USD	132,408	5/14/25	3,324
IDR	2,251,000,000	USD	132,490	5/14/25	3,182
IDR	1,501,000,000	USD	88,294	5/14/25	2,174
IDR	1,567,200,000	USD	92,367	5/14/25	2,090
IDR	1,326,310,000	USD	78,133	5/14/25	1,806
IDR	625,190,000	USD	36,847	5/14/25	834
CLP	453,216,000	USD	469,688	6/18/25	8,799
CLP	178,000,000	USD	186,390	6/18/25	1,535
CLP	142,600,000	USD	149,321	6/18/25	1,230
CLP	19,000,000	USD	19,911	6/18/25	148
CLP	15,000,000	USD	15,720	6/18/25	117
CLP	4,000,000	USD	4,138	6/18/25	85
CLP	3,784,000	USD	3,914	6/18/25	81
CLP	4,000,000	USD	4,144	6/18/25	79
CLP	4,000,000	USD	4,146	6/18/25	77
CLP	4,000,000	USD	4,146	6/18/25	77
COP	876,750,000	USD	208,017	6/18/25	(1,835)
EUR	9,127,925	USD	9,960,692	6/18/25	407,813
EUR	1,600,749	USD	1,737,370	6/18/25	80,938
EUR	609,715	USD	657,206	6/18/25	35,376
EUR	199,217	USD	216,219	6/18/25	10,073
EUR	117,000	USD	126,113	6/18/25	6,788
IDR	4,876,000,000	USD	289,789	6/18/25	4,316
IDR	3,643,000,000	USD	216,781	6/18/25	2,954
IDR	3,648,000,000	USD	217,143	6/18/25	2,894
IDR	1,587,000,000	USD	94,397	6/18/25	1,326
IDR	1,060,500,000	USD	63,069	6/18/25	897
IDR	1,000,000,000	USD	59,517	6/18/25	800
IDR	1,298,109,000	USD	78,169	6/18/25	129
IDR	649,071,000	USD	39,119	6/18/25	30
IDR	1,298,000,000	USD	78,278	6/18/25	14
IDR	327,000,000	USD	19,774	6/18/25	(50)
IDR	2,929,273,106	USD	176,803	6/18/25	(118)
IDR	2,041,000,000	USD	123,275	6/18/25	(168)
IDR	2,822,203,707	USD	170,436	6/18/25	(209)
IDR	1,036,000,000	USD	62,702	6/18/25	(214)
IDR	1,815,000,000	USD	109,734	6/18/25	(259)
IDR	2,552,000,000	USD	154,343	6/18/25	(414)
INR	30,000,000	USD	341,336	6/18/25	12,087
INR	19,000,000	USD	216,376	6/18/25	7,458
14
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	18,800,000	USD	214,074	6/18/25	$ 7,404
INR	18,000,000	USD	205,035	6/18/25	7,019
INR	17,000,000	USD	193,622	6/18/25	6,651
INR	20,000,000	USD	229,661	6/18/25	5,954
INR	19,500,000	USD	225,303	6/18/25	4,421
INR	15,000,000	USD	172,831	6/18/25	3,880
INR	16,000,000	USD	185,874	6/18/25	2,618
INR	9,000,000	USD	103,663	6/18/25	2,364
INR	13,000,000	USD	150,952	6/18/25	2,198
INR	13,000,000	USD	150,996	6/18/25	2,154
INR	13,000,000	USD	151,004	6/18/25	2,145
INR	10,000,000	USD	116,144	6/18/25	1,664
INR	10,000,000	USD	116,191	6/18/25	1,616
INR	6,000,000	USD	69,614	6/18/25	1,071
INR	3,300,000	USD	38,305	6/18/25	571
KRW	451,755,000	USD	311,805	6/18/25	6,173
KRW	544,667,000	USD	380,144	6/18/25	3,232
KRW	444,000,000	USD	309,639	6/18/25	2,880
KRW	24,533,000	USD	17,026	6/18/25	242
PEN	1,510,000	USD	410,957	6/18/25	332
PEN	42,279	USD	11,560	6/18/25	(44)
PEN	881,728	USD	241,008	6/18/25	(846)
PEN	953,812	USD	261,254	6/18/25	(1,457)
PHP	16,300,000	USD	285,353	6/18/25	6,574
PHP	15,740,000	USD	275,526	6/18/25	6,371
TWD	21,370,000	USD	652,778	6/18/25	19,215
TWD	10,000,000	USD	305,246	6/18/25	9,211
TWD	9,000,000	USD	275,011	6/18/25	8,000
TWD	6,000,000	USD	183,577	6/18/25	5,097
TWD	6,000,000	USD	183,897	6/18/25	4,777
TWD	6,000,000	USD	184,026	6/18/25	4,647
TWD	1,100,000	USD	33,656	6/18/25	935
USD	35,904	CLP	34,623,000	6/18/25	(650)
USD	165,028	CLP	157,600,000	6/18/25	(1,359)
USD	168,625	CLP	162,377,000	6/18/25	(2,807)
USD	48,000	COP	208,000,000	6/18/25	(915)
USD	53,662	COP	232,750,000	6/18/25	(1,073)
USD	47,795	COP	208,000,000	6/18/25	(1,120)
USD	52,301	COP	228,000,000	6/18/25	(1,317)
USD	26,609	EUR	24,384	6/18/25	(1,089)
USD	28,922	EUR	26,648	6/18/25	(1,347)
USD	53,603	EUR	49,730	6/18/25	(2,885)
USD	1,696,143	EUR	1,554,336	6/18/25	(69,444)
USD	1,776,567	EUR	1,628,037	6/18/25	(72,737)
15
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,234,517	EUR	2,047,700	6/18/25	$ (91,486)
USD	2,272,896	EUR	2,082,870	6/18/25	(93,058)
USD	3,372,438	EUR	3,090,484	6/18/25	(138,075)
USD	343,356	IDR	5,630,000,000	6/18/25	3,771
USD	343,125	IDR	5,630,000,000	6/18/25	3,541
USD	404,635	IDR	6,659,000,000	6/18/25	2,984
USD	184,323	IDR	3,017,000,000	6/18/25	2,347
USD	189,761	IDR	3,112,000,000	6/18/25	2,054
USD	196,408	IDR	3,223,453,106	6/18/25	1,979
USD	342,348	IDR	5,652,000,000	6/18/25	1,436
USD	176,535	IDR	2,905,203,707	6/18/25	1,302
USD	155,171	IDR	2,558,000,000	6/18/25	881
USD	173,639	IDR	2,864,700,000	6/18/25	849
USD	155,044	IDR	2,559,000,000	6/18/25	693
USD	148,346	IDR	2,449,000,000	6/18/25	630
USD	149,308	IDR	2,465,000,000	6/18/25	626
USD	135,511	IDR	2,240,000,000	6/18/25	401
USD	147,779	IDR	2,445,000,000	6/18/25	304
USD	64,693	IDR	1,068,000,000	6/18/25	275
USD	59,105	IDR	977,000,000	6/18/25	175
USD	150,254	IDR	2,490,000,000	6/18/25	64
USD	150,464	IDR	2,497,700,000	6/18/25	(190)
USD	90,473	IDR	1,505,300,000	6/18/25	(323)
USD	188,135	IDR	3,130,000,000	6/18/25	(657)
USD	74,948	IDR	1,263,628,161	6/18/25	(1,270)
USD	70,244	IDR	1,187,614,723	6/18/25	(1,389)
USD	93,696	IDR	1,578,214,056	6/18/25	(1,497)
USD	107,614	IDR	1,819,000,000	6/18/25	(2,103)
USD	114,003	IDR	1,927,000,000	6/18/25	(2,227)
USD	522,604	INR	45,000,000	6/18/25	(7,530)
USD	319,402	KRW	451,755,000	6/18/25	1,424
USD	699,318	KRW	1,013,200,000	6/18/25	(13,845)
USD	749,030	PEN	2,741,000	6/18/25	2,444
USD	300,262	PEN	1,096,000	6/18/25	1,737
USD	448,629	PEN	1,644,000	6/18/25	841
USD	191,015	PEN	699,000	6/18/25	623
USD	76,709	PEN	280,000	6/18/25	444
USD	114,613	PEN	420,000	6/18/25	215
USD	173,695	PEN	638,000	6/18/25	(81)
USD	4,273	PEN	16,000	6/18/25	(85)
USD	130,314	PEN	478,819	6/18/25	(105)
USD	160,120	PEN	589,000	6/18/25	(310)
USD	19,229	PEN	72,000	6/18/25	(382)
USD	511,297	PEN	1,878,683	6/18/25	(413)
16
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	379,686	PEN	1,422,000	6/18/25	$ (7,634)
USD	104,593	PHP	6,000,000	6/18/25	(2,864)
USD	104,593	PHP	6,000,000	6/18/25	(2,864)
USD	157,282	PHP	9,000,000	6/18/25	(3,904)
USD	174,758	PHP	10,000,000	6/18/25	(4,338)
USD	297,555	PHP	17,040,000	6/18/25	(7,625)
USD	340,511	PHP	19,500,000	6/18/25	(8,726)
					$205,239
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	88,301	EUR	77,534	Standard Chartered Bank	5/5/25	$ 466	$ —
TRY	12,429	USD	312	Standard Chartered Bank	5/6/25	10	—
USD	325	TRY	12,429	Standard Chartered Bank	5/6/25	2	—
KRW	494,267,000	USD	337,456	Standard Chartered Bank	5/7/25	10,252	—
KRW	338,400,000	USD	230,915	Standard Chartered Bank	5/7/25	7,144	—
USD	237,157	KRW	338,400,000	Standard Chartered Bank	5/7/25	—	(901)
USD	346,392	KRW	494,267,000	Standard Chartered Bank	5/7/25	—	(1,316)
EUR	113,379	USD	123,039	Citibank, N.A.	5/9/25	5,434	—
EUR	16,834	USD	19,111	Standard Chartered Bank	5/9/25	—	(36)
EUR	77,534	USD	88,323	Standard Chartered Bank	5/9/25	—	(467)
EUR	60,943	USD	67,308	UBS AG	5/9/25	1,749	—
EUR	16,782	USD	19,067	UBS AG	5/9/25	—	(51)
USD	121,370	EUR	107,000	Citibank, N.A.	5/9/25	125	—
TRY	11,305,228	USD	290,192	Standard Chartered Bank	5/12/25	1,059	—
USD	310	TRY	12,429	Standard Chartered Bank	5/12/25	—	(10)
USD	272,048	TRY	11,292,799	Standard Chartered Bank	5/12/25	—	(18,884)
IDR	2,460,800,000	USD	144,641	Standard Chartered Bank	5/14/25	3,676	—
USD	447,866	INR	38,880,000	Standard Chartered Bank	5/15/25	—	(11,777)
RUB	3,076,180	USD	33,874	JPMorgan Chase Bank, N.A.	5/27/25	3,065	—
RUB	783,335	USD	8,468	JPMorgan Chase Bank, N.A.	5/27/25	938	—
RUB	770,633	USD	8,468	JPMorgan Chase Bank, N.A.	5/27/25	785	—
USD	2,415	RUB	212,912	JPMorgan Chase Bank, N.A.	5/27/25	—	(141)
USD	10,834	RUB	950,112	JPMorgan Chase Bank, N.A.	5/27/25	—	(575)
USD	21,667	RUB	1,885,057	JPMorgan Chase Bank, N.A.	5/27/25	—	(969)
USD	17,579	RUB	1,582,067	JPMorgan Chase Bank, N.A.	5/27/25	—	(1,419)
RUB	310,624	USD	3,387	JPMorgan Chase Bank, N.A.	5/28/25	340	—
USD	3,453	RUB	310,624	JPMorgan Chase Bank, N.A.	5/28/25	—	(274)
RUB	798,155	USD	8,468	JPMorgan Chase Bank, N.A.	6/3/25	1,069	—
USD	9,080	RUB	798,155	JPMorgan Chase Bank, N.A.	6/3/25	—	(457)
17
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	480,778	SEK	5,307,000	UBS AG	6/5/25	$ —	$ (4,431)
SEK	5,307,000	EUR	474,623	UBS AG	6/5/25	11,417	—
EUR	134,999	ISK	19,738,219	Bank of America, N.A.	6/11/25	306	—
EUR	38,454	ISK	5,622,336	Bank of America, N.A.	6/11/25	87	—
EUR	134,526	ISK	19,671,782	Citibank, N.A.	6/11/25	284	—
EUR	38,319	ISK	5,603,411	Citibank, N.A.	6/11/25	81	—
ISK	39,410,000	EUR	270,209	Bank of America, N.A.	6/11/25	—	(1,367)
CZK	12,700,000	EUR	507,561	HSBC Bank USA, N.A.	6/16/25	655	—
EUR	504,474	CZK	12,700,000	Barclays Bank PLC	6/16/25	—	(4,162)
RUB	1,619,747	USD	17,702	ICBC Standard Bank plc	6/16/25	1,498	—
RUB	1,609,000	USD	17,697	ICBC Standard Bank plc	6/16/25	1,376	—
RUB	1,608,000	USD	17,700	ICBC Standard Bank plc	6/16/25	1,362	—
USD	15,523	RUB	1,376,903	ICBC Standard Bank plc	6/16/25	—	(799)
USD	39,496	RUB	3,459,844	ICBC Standard Bank plc	6/16/25	—	(1,517)
RUB	1,591,780	USD	17,706	ICBC Standard Bank plc	6/17/25	1,151	—
USD	18,171	RUB	1,591,780	ICBC Standard Bank plc	6/17/25	—	(686)
AUD	1,590,000	USD	950,701	Bank of America, N.A.	6/18/25	68,299	—
AUD	560,000	USD	352,595	BNP Paribas	6/18/25	6,298	—
AUD	420,000	USD	264,446	BNP Paribas	6/18/25	4,723	—
AUD	12,000	USD	7,556	BNP Paribas	6/18/25	135	—
AUD	915,000	USD	577,004	Standard Chartered Bank	6/18/25	9,402	—
AUD	684,932	USD	431,922	Standard Chartered Bank	6/18/25	7,038	—
CAD	208,000	USD	145,056	BNP Paribas	6/18/25	6,186	—
CAD	193,000	USD	134,596	BNP Paribas	6/18/25	5,740	—
CAD	157,000	USD	108,802	BNP Paribas	6/18/25	5,357	—
CAD	175,000	USD	122,040	BNP Paribas	6/18/25	5,207	—
CAD	145,000	USD	100,486	BNP Paribas	6/18/25	4,947	—
CAD	162,000	USD	112,974	BNP Paribas	6/18/25	4,820	—
CAD	130,000	USD	90,678	BNP Paribas	6/18/25	3,848	—
CAD	120,000	USD	83,703	BNP Paribas	6/18/25	3,552	—
CNH	476,200	USD	65,918	Citibank, N.A.	6/18/25	—	(197)
CNH	2,077,500	USD	287,579	Citibank, N.A.	6/18/25	—	(861)
CZK	3,203,409	EUR	127,831	Barclays Bank PLC	6/18/25	375	—
CZK	40,029,618	EUR	1,595,696	Deutsche Bank AG	6/18/25	6,594	—
EUR	1,724,166	CZK	43,233,027	Barclays Bank PLC	6/18/25	—	(6,243)
EUR	751,418	PLN	3,252,422	Barclays Bank PLC	6/18/25	—	(5,887)
EUR	1,270,683	PLN	5,500,000	Barclays Bank PLC	6/18/25	—	(9,956)
EUR	2,182,056	PLN	9,195,565	JPMorgan Chase Bank, N.A.	6/18/25	48,753	—
EUR	57,983	PLN	250,000	UBS AG	6/18/25	—	(197)
GBP	1,135,000	USD	1,440,729	State Street Bank and Trust Company	6/18/25	72,156	—
ILS	3,014,020	USD	804,013	Barclays Bank PLC	6/18/25	25,179	—
JPY	249,000,000	USD	1,692,148	Bank of America, N.A.	6/18/25	58,576	—
JPY	24,000,000	USD	163,099	Bank of America, N.A.	6/18/25	5,646	—
JPY	289,032,397	USD	1,979,575	Goldman Sachs International	6/18/25	52,618	—
18
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	28,870,000	USD	197,730	Goldman Sachs International	6/18/25	$ 5,256	$ —
JPY	46,305,092	USD	316,895	Standard Chartered Bank	6/18/25	8,677	—
MXN	8,965,000	USD	435,594	Barclays Bank PLC	6/18/25	18,864	—
MXN	9,871,000	USD	482,713	Goldman Sachs International	6/18/25	17,672	—
MXN	10,000,000	USD	485,367	Standard Chartered Bank	6/18/25	21,557	—
MXN	6,000,000	USD	287,447	Standard Chartered Bank	6/18/25	16,708	—
MXN	4,455,000	USD	216,231	Standard Chartered Bank	6/18/25	9,604	—
MXN	5,022,900	USD	240,238	UBS AG	6/18/25	14,385	—
MYR	943,000	USD	213,377	Barclays Bank PLC	6/18/25	5,544	—
MYR	242,000	USD	54,764	Barclays Bank PLC	6/18/25	1,418	—
MYR	400,000	USD	90,416	Goldman Sachs International	6/18/25	2,446	—
MYR	10,000	USD	2,273	Goldman Sachs International	6/18/25	48	—
MYR	1,940,000	USD	440,859	State Street Bank and Trust Company	6/18/25	9,520	—
MYR	658,000	USD	149,105	State Street Bank and Trust Company	6/18/25	3,653	—
MYR	300,000	USD	68,108	State Street Bank and Trust Company	6/18/25	1,539	—
NOK	5,180,000	EUR	436,247	UBS AG	6/18/25	2,384	—
NOK	2,440,000	EUR	206,734	UBS AG	6/18/25	—	(289)
NZD	95,334	USD	55,525	Goldman Sachs International	6/18/25	1,184	—
NZD	1,129,828	USD	657,769	UBS AG	6/18/25	14,304	—
PLN	3,252,422	EUR	764,215	Barclays Bank PLC	6/18/25	—	(8,649)
PLN	1,637,451	EUR	389,111	Goldman Sachs International	6/18/25	—	(9,309)
PLN	3,862,549	EUR	916,561	JPMorgan Chase Bank, N.A.	6/18/25	—	(20,479)
SEK	2,050,000	EUR	187,732	JPMorgan Chase Bank, N.A.	6/18/25	—	(585)
SEK	5,040,000	EUR	453,918	UBS AG	6/18/25	7,226	—
SGD	744,000	USD	555,349	Barclays Bank PLC	6/18/25	15,688	—
SGD	1,000,000	USD	751,742	BNP Paribas	6/18/25	15,780	—
SGD	846,000	USD	635,955	Standard Chartered Bank	6/18/25	13,369	—
SGD	190,000	USD	141,435	Standard Chartered Bank	6/18/25	4,394	—
USD	29,510	AUD	46,403	UBS AG	6/18/25	—	(229)
USD	681,087	AUD	1,070,529	UBS AG	6/18/25	—	(4,994)
USD	223,287	CAD	309,000	Citibank, N.A.	6/18/25	—	(1,395)
USD	468,796	CAD	670,000	Citibank, N.A.	6/18/25	—	(18,378)
USD	224,986	CAD	311,000	Standard Chartered Bank	6/18/25	—	(1,150)
USD	505,133	CNH	3,695,000	Standard Chartered Bank	6/18/25	—	(4,818)
USD	796,298	ILS	3,014,020	Barclays Bank PLC	6/18/25	—	(32,894)
USD	372,792	JPY	52,870,000	Standard Chartered Bank	6/18/25	1,061	—
USD	197,028	MXN	4,000,000	Standard Chartered Bank	6/18/25	—	(5,742)
USD	228,930	MXN	4,644,700	Standard Chartered Bank	6/18/25	—	(6,522)
USD	495,127	MXN	10,171,000	Standard Chartered Bank	6/18/25	—	(20,466)
USD	486,287	MXN	10,000,000	Standard Chartered Bank	6/18/25	—	(20,638)
USD	621,018	MXN	12,687,389	Standard Chartered Bank	6/18/25	—	(22,138)
USD	222,891	MYR	1,000,000	Credit Agricole Corporate and Investment Bank	6/18/25	—	(9,263)
USD	121,346	MYR	543,000	Goldman Sachs International	6/18/25	—	(4,714)
19
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	223,924	MYR	1,000,000	Goldman Sachs International	6/18/25	$ —	$ (8,230)
USD	205,060	MYR	920,000	Goldman Sachs International	6/18/25	—	(8,522)
USD	268,589	MYR	1,200,000	Goldman Sachs International	6/18/25	—	(9,996)
USD	440,778	MYR	1,950,000	Goldman Sachs International	6/18/25	—	(11,923)
USD	223,964	MYR	1,000,000	State Street Bank and Trust Company	6/18/25	—	(8,190)
USD	223,439	MYR	1,000,000	State Street Bank and Trust Company	6/18/25	—	(8,716)
USD	223,414	MYR	1,000,000	State Street Bank and Trust Company	6/18/25	—	(8,740)
USD	283,008	MYR	1,270,000	State Street Bank and Trust Company	6/18/25	—	(11,827)
USD	5,594	NZD	9,746	Australia and New Zealand Banking Group Limited	6/18/25	—	(203)
USD	321,012	NZD	559,242	Australia and New Zealand Banking Group Limited	6/18/25	—	(11,650)
USD	2,460	NZD	4,281	Bank of America, N.A.	6/18/25	—	(86)
USD	7,085	NZD	12,309	HSBC Bank USA, N.A.	6/18/25	—	(237)
USD	14,751	NZD	25,626	HSBC Bank USA, N.A.	6/18/25	—	(492)
USD	705,238	NZD	1,225,162	HSBC Bank USA, N.A.	6/18/25	—	(23,544)
USD	62,884	NZD	112,460	Standard Chartered Bank	6/18/25	—	(4,012)
USD	129,161	NZD	225,031	Standard Chartered Bank	6/18/25	—	(4,697)
USD	956,578	NZD	1,720,000	UBS AG	6/18/25	—	(66,556)
USD	561,575	SGD	736,000	Citibank, N.A.	6/18/25	—	(3,321)
USD	38,149	SGD	50,000	JPMorgan Chase Bank, N.A.	6/18/25	—	(227)
USD	45,753	SGD	60,000	Standard Chartered Bank	6/18/25	—	(299)
USD	1,301,421	ZAR	25,414,576	Barclays Bank PLC	6/18/25	—	(60,169)
USD	1,929,178	ZAR	35,778,641	HSBC Bank USA, N.A.	6/18/25	12,331	—
USD	1,875,416	ZAR	34,781,575	HSBC Bank USA, N.A.	6/18/25	11,987	—
ZAR	12,098,407	USD	620,140	Bank of America, N.A.	6/18/25	28,034	—
ZAR	38,412,693	USD	1,982,898	Barclays Bank PLC	6/18/25	75,069	—
ZAR	1,767,746	USD	93,259	Barclays Bank PLC	6/18/25	1,448	—
ZAR	1,600,000	USD	85,736	Barclays Bank PLC	6/18/25	—	(15)
ZAR	9,177,350	USD	488,070	BNP Paribas	6/18/25	3,609	—
ZAR	833,685	USD	42,702	Citibank, N.A.	6/18/25	1,963	—
ZAR	4,419,804	USD	230,972	Goldman Sachs International	6/18/25	5,820	—
ZAR	15,595,908	USD	825,416	HSBC Bank USA, N.A.	6/18/25	10,137	—
ZAR	12,069,200	USD	618,719	Standard Chartered Bank	6/18/25	27,890	—
TRY	2,217,859	USD	53,572	Standard Chartered Bank	6/23/25	899	—
USD	52,806	TRY	2,217,859	Standard Chartered Bank	6/23/25	—	(1,665)
TRY	1,695,323	USD	40,230	Standard Chartered Bank	6/24/25	1,363	—
USD	39,748	TRY	1,695,323	Standard Chartered Bank	6/24/25	—	(1,844)
USD	1,190,800	BRL	7,000,000	Citibank, N.A.	7/1/25	—	(26,329)
EGP	64,995,528	USD	1,233,546	Bank of America, N.A.	7/2/25	11,268	—
USD	208,788	EGP	11,021,917	Citibank, N.A.	7/7/25	—	(1,835)
USD	870,809	EGP	45,970,000	Citibank, N.A.	7/7/25	—	(7,655)
EGP	4,221,720	USD	77,892	Standard Chartered Bank	7/10/25	2,668	—
USD	73,167	EGP	4,221,720	Standard Chartered Bank	7/10/25	—	(7,393)
MXN	14,360,500	USD	700,000	JPMorgan Chase Bank, N.A.	7/22/25	24,807	—
20
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	8,860,000	USD	414,537	Standard Chartered Bank	7/22/25	$ 32,647	$ —
USD	438,020	MXN	9,000,000	Citibank, N.A.	7/22/25	—	(16,230)
USD	415,485	MXN	8,860,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(31,700)
USD	260,738	MXN	5,360,500	Standard Chartered Bank	7/22/25	—	(9,819)
TRY	2,559,664	USD	56,775	Standard Chartered Bank	9/22/25	—	(61)
USD	56,071	TRY	2,559,664	Standard Chartered Bank	9/22/25	—	(642)
TRY	5,676,876	USD	123,680	Standard Chartered Bank	9/26/25	1,573	—
USD	63,596	TRY	2,887,347	Standard Chartered Bank	9/26/25	—	(109)
USD	61,425	TRY	2,789,529	Standard Chartered Bank	9/26/25	—	(122)
MXN	2,142,400	USD	100,484	Bank of America, N.A.	10/24/25	6,406	—
MXN	3,154,000	USD	152,588	UBS AG	10/24/25	4,773	—
USD	152,590	MXN	3,153,800	Standard Chartered Bank	10/24/25	—	(4,762)
USD	100,464	MXN	2,142,400	UBS AG	10/24/25	—	(6,426)
HKD	585,000	USD	75,631	Citibank, N.A.	12/9/25	22	—
HKD	1,130,000	USD	145,936	JPMorgan Chase Bank, N.A.	12/9/25	196	—
USD	50,363	HKD	390,000	Bank of America, N.A.	12/9/25	—	(72)
USD	1,123,611	HKD	8,700,000	JPMorgan Chase Bank, N.A.	12/9/25	—	(1,478)
TRY	2,749,538	USD	53,680	Standard Chartered Bank	3/23/26	—	(2,713)
USD	51,853	TRY	2,749,538	Standard Chartered Bank	3/23/26	886	—
TRY	6,592,102	USD	123,680	Standard Chartered Bank	3/26/26	—	(1,825)
USD	23,053	TRY	1,235,654	Standard Chartered Bank	3/26/26	212	—
USD	98,943	TRY	5,356,448	Standard Chartered Bank	3/26/26	—	(72)
USD	645,690	KWD	195,000	Standard Chartered Bank	3/3/27	2,362	—
						$940,431	$(640,636)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/8/25	COP	1,088,000	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	$257,480	$(3,495)
5/8/25	COP	657,860	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	157,739	(2,053)
5/8/25	COP	328,930	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	79,065	(1,223)
5/8/25	COP	101,210	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	24,275	(324)
						$(7,095)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
21
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bund	6	Long	6/6/25	$ 895,722	$ 1,903
U.S. 5-Year Treasury Note	50	Long	6/30/25	5,459,766	75,184
U.S. Ultra-Long Treasury Bond	5	Long	6/18/25	605,156	14,782
Euro-Bobl	(1)	Short	6/6/25	(135,523)	(985)
U.S. 10-Year Treasury Note	(6)	Short	6/18/25	(673,313)	(10,140)
					$80,744
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	11/8/29	$ (362)	$ —	$(362)
USD	620	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	11/8/29	(695)	—	(695)
USD	600	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	11/8/29	(773)	—	(773)
							$(1,830)	$ —	$(1,830)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	500	Pays	6-month AUD Bank Bill (pays semi-annually)	4.48% (pays semi-annually)	6/21/25	$ (159)	$ —	$ (159)
BRL	1,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.52% (pays upon termination)	1/2/29	644	—	644
CNY	4,020	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	1,960	—	1,960
CNY	7,010	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	3,532	—	3,532
22
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	2,990	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	$ 1,604	$ —	$ 1,604
CNY	5,840	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	3,208	—	3,208
CNY	3,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	1,667	—	1,667
CNY	3,950	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	2,375	—	2,375
CNY	2,980	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	1,889	—	1,889
CNY	4,210	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	2,660	—	2,660
CNY	2,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	1,932	—	1,932
CNY	4,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	3,328	—	3,328
CNY	6,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	3/19/30	6,593	—	6,593
COP	590,000	Receives	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/17/25	917	(254)	663
COP	590,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(902)	—	(902)
COP	1,658,630	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.24% (pays quarterly)	6/18/30	(1,211)	—	(1,211)
EUR	309	Pays	6-month EURIBOR (pays semi-annually)	3.14% (pays annually)	9/20/28	18,211	—	18,211
EUR	2,065	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	9/20/28	127,579	—	127,579
EUR	386	Pays	6-month EURIBOR (pays semi-annually)	2.96% (pays annually)	9/20/43	31,124	—	31,124
GBP	670	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	7,590	—	7,590
GBP	425	Pays	1-day Sterling Overnight Index Average (pays annually)	3.78% (pays annually)	12/18/29	2,885	—	2,885
GBP	850	Pays	1-day Sterling Overnight Index Average (pays annually)	4.20% (pays annually)	6/21/33	25,260	—	25,260
HUF	130,700	Pays	6-month HUF BUBOR (pays semi-annually)	6.15% (pays annually)	6/18/30	4,192	—	4,192
23
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ILS	2,150	Pays	3-month ILS TELBOR (pays quarterly)	3.88% (pays annually)	6/18/30	$ 790	$ —	$ 790
INR	49,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	3/19/30	7,870	—	7,870
INR	81,880	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	3/19/30	16,296	—	16,296
INR	25,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.15% (pays semi-annually)	3/19/30	6,813	—	6,813
INR	14,280	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.16% (pays semi-annually)	3/19/30	3,881	—	3,881
INR	16,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	4,557	—	4,557
INR	14,642	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	4,076	—	4,076
INR	30,360	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	8,482	—	8,482
INR	14,760	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	4,154	—	4,154
INR	14,821	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	4,167	—	4,167
INR	11,068	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.18% (pays semi-annually)	3/19/30	3,148	—	3,148
INR	15,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	4,839	—	4,839
INR	17,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	5,506	—	5,506
INR	22,752	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	1,186	—	1,186
INR	30,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	1,567	—	1,567
INR	9,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	493	—	493
JPY	94,000	Pays	1-day Overnight Tokyo Average Rate (pays annually)	0.99% (pays annually)	3/19/30	7,122	—	7,122
JPY	100,000	Pays	1-day Overnight Tokyo Average Rate (pays annually)	1.25% (pays annually)	3/19/35	13,964	—	13,964
JPY	120,000	Pays	1-day Overnight Tokyo Average Rate (pays annually)	1.25% (pays annually)	3/19/35	16,764	—	16,764
JPY	100,000	Pays	1-day Overnight Tokyo Average Rate (pays annually)	1.65% (pays annually)	12/18/54	(41,666)	—	(41,666)
JPY	26,000	Pays	1-day Overnight Tokyo Average Rate (pays annually)	1.90% (pays annually)	3/19/55	(751)	—	(751)
KRW	151,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.57% (pays quarterly)	3/19/30	1,485	—	1,485
KRW	327,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	3,560	—	3,560
24
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	667,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	$ 7,365	$ —	$ 7,365
KRW	267,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.61% (pays quarterly)	3/19/30	3,040	—	3,040
KRW	255,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.71% (pays quarterly)	3/19/30	3,783	—	3,783
KRW	335,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.72% (pays quarterly)	3/19/30	5,057	—	5,057
KRW	673,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.73% (pays quarterly)	3/19/30	10,333	—	10,333
KRW	941,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.51% (pays quarterly)	6/18/30	8,410	—	8,410
KRW	337,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.51% (pays quarterly)	6/18/30	3,085	—	3,085
KRW	95,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	(1,481)	—	(1,481)
KRW	172,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(3,250)	—	(3,250)
KRW	353,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(6,879)	—	(6,879)
KRW	141,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(2,839)	—	(2,839)
KRW	134,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(3,499)	—	(3,499)
KRW	178,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(4,653)	—	(4,653)
KRW	357,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(9,623)	—	(9,623)
MXN	10,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.42% (pays monthly)	3/13/30	15,432	—	15,432
NZD	540	Receives	3-month NZD Bank Bill (pays quarterly)	3.95% (pays semi-annually)	6/18/35	(145)	—	(145)
NZD	315	Receives	3-month NZD Bank Bill (pays quarterly)	4.03% (pays semi-annually)	6/18/35	(1,412)	—	(1,412)
NZD	300	Receives	3-month NZD Bank Bill (pays quarterly)	4.11% (pays semi-annually)	6/18/35	(2,520)	—	(2,520)
NZD	600	Receives	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/18/35	(7,115)	—	(7,115)
NZD	1,200	Receives	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/18/35	(15,717)	—	(15,717)
25
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	900	Receives	3-month NZD Bank Bill (pays quarterly)	4.25% (pays semi-annually)	6/18/35	$(13,841)	$ —	$(13,841)
PLN	560	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	101	—	101
PLN	2,190	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	(1,689)	—	(1,689)
PLN	2,900	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	(3,808)	—	(3,808)
SGD	650	Pays	SORA (pays semi-annually)	1.96% (pays semi-annually)	6/18/30	1,757	—	1,757
THB	5,600	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	3/19/30	4,418	—	4,418
THB	7,100	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	5,680	—	5,680
THB	15,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	12,343	—	12,343
THB	3,250	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	(193)	—	(193)
THB	7,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	(424)	—	(424)
THB	12,800	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	(557)	—	(557)
THB	8,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	(175)	—	(175)
THB	6,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(19)	—	(19)
THB	8,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(18)	—	(18)
THB	7,650	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(1)	—	(1)
THB	9,200	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	16	—	16
THB	12,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	85	—	85
THB	24,600	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	281	—	281
TWD	22,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(11,625)	—	(11,625)
TWD	8,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	(987)	—	(987)
26
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	11,463	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	$ (1,552)	$ —	$ (1,552)
TWD	5,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(3,312)	—	(3,312)
TWD	6,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(4,000)	—	(4,000)
TWD	6,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(3,672)	—	(3,672)
TWD	5,700	Receives	3-month TWD TAIBOR (pays quarterly)	1.78% (pays quarterly)	6/18/30	(2,034)	—	(2,034)
TWD	3,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(1,164)	—	(1,164)
TWD	4,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(1,561)	—	(1,561)
USD	850	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	14,591	—	14,591
USD	1,050	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	18,064	—	18,064
USD	1,000	Pays	SOFR (pays annually)	3.06% (pays annually)	11/7/32	(35,964)	—	(35,964)
USD	1,265	Pays	SOFR (pays annually)	3.80% (pays annually)	11/28/33	13,659	—	13,659
ZAR	11,260	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	6/18/30	4,637	—	4,637
Total						$311,589	$(254)	$311,335
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	1,537	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	$3,258
BNP Paribas	MYR	1,263	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	2,711
BNP Paribas	MYR	1,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	6/18/30	3,164
Total							$9,133
27
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	571	Return on PEN 2,115,000 Government of Peru, 6.90%, 8/12/37 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	5/12/25	$4,238
						$4,238
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 4,411,843 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	6/5/26/ 6/5/29	$7,059
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 8,421,053 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	5/31/26/ 5/31/29	15,403
				$22,462
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SORA	– Singapore Overnight Rate Average
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ARS	– Argentine Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi

COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
28
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PEN	– Peruvian Sol

PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
RUB	– Russian Ruble
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

29
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $36,440,294)	$36,973,958
Affiliated investments, at value (identified cost $1,747,079)	1,747,079
Deposits for derivatives collateral:
Centrally cleared derivatives	805,776
Foreign currency, at value (identified cost $451,053)	452,260
Interest receivable	478,371
Dividends receivable from affiliated investments	10,106
Receivable for investments sold	55,664
Receivable for premiums on written options	7,680
Receivable for variation margin on open futures contracts	329
Receivable for variation margin on open centrally cleared derivatives	16,234
Receivable for open forward foreign currency exchange contracts	940,431
Receivable for open swap contracts	35,833
Receivable from affiliates	103,916
Trustees' deferred compensation plan	42,306
Total assets	$41,669,943
Liabilities
Payable for reverse repurchase agreements, including accrued interest of $4,490	$2,249,467
Written options outstanding, at value (premiums received $52,056)	35,788
Payable for investments purchased	2,987,847
Payable for when-issued securities/forward purchase commitments	2,669,196
Payable for open forward foreign currency exchange contracts	640,636
Payable for open non-deliverable bond forward contracts	7,095
Due to custodian	620
Payable to affiliates:
Investment adviser fee	12,824
Trustees' fees	198
Trustees' deferred compensation plan	42,306
Accrued foreign capital gains taxes	346
Accrued expenses	139,843
Total liabilities	$8,786,166
Net Assets applicable to investors' interest in Portfolio	$32,883,777
30
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income from affiliated investments	$37,925
Interest income (net of foreign taxes withheld of $17,610)	1,193,852
Total investment income	$1,231,777
Expenses
Investment adviser fee	$76,293
Trustees’ fees and expenses	1,152
Custodian fee	191,282
Legal and accounting services	43,204
Interest expense and fees	38,668
Miscellaneous	459
Total expenses	$351,058
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$206,800
Total expense reductions	$206,800
Net expenses	$144,258
Net investment income	$1,087,519
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(572,564)
Written options	10,012
Futures contracts	42,112
Swap contracts	5,485
Foreign currency transactions	224,616
Forward foreign currency exchange contracts	(593,597)
Non-deliverable bond forward contracts	(8,940)
Net realized loss	$(892,876)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $346)	$791,839
Written options	16,490
Futures contracts	197,186
Swap contracts	250,876
Foreign currency	(84,086)
Forward foreign currency exchange contracts	679,651
Non-deliverable bond forward contracts	(7,095)
Net change in unrealized appreciation (depreciation)	$1,844,861
Net realized and unrealized gain	$951,985
Net increase in net assets from operations	$2,039,504
31
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,087,519	$1,918,919
Net realized loss	(892,876)	(1,605,098)
Net change in unrealized appreciation (depreciation)	1,844,861	3,063,047
Net increase in net assets from operations	$2,039,504	$3,376,868
Capital transactions:
Contributions	$4,262,404	$3,549,095
Withdrawals	(4,713,588)	(11,658,791)
Net decrease in net assets from capital transactions	$(451,184)	$(8,109,696)
Net increase (decrease) in net assets	$1,588,320	$(4,732,828)
Net Assets
At beginning of period	$31,295,457	$36,028,285
At end of period	$32,883,777	$31,295,457
32
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	2.30%(3)	1.80%	1.28%	1.12%	0.90%	0.87%
Net expenses(2)	0.94%(3)(4)	1.00%(4)	0.72%(4)	0.72%(4)	0.71%	0.71%
Net investment income	7.12%(3)	5.62%	4.66%	3.13%	1.86%	2.48%
Portfolio Turnover(5)	102%(6)	227%	230%	159%	102%	88%
Total Return	6.88%(6)	9.35%	6.86%	(18.54)%	(0.08)%	6.04%
Net assets, end of period (000’s omitted)	$32,884	$31,295	$36,028	$28,555	$58,102	$57,167
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.25%, 0.31%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively, and 0.01% of average daily net assets for each of the years ended October 31, 2021 and 2020.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(5)	Includes the effect of To Be Announced (TBA) transactions.
(6)	Not annualized.
33
See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Global Sovereign Opportunities Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
34

International Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts —The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying
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investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
N  Cross-Currency Swaps —Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
O  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
P  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
Q  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject
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Notes to Financial Statements (Unaudited) — continued

to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
R  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
S  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
T  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
U  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $76,293 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $205,513 of the Portfolio’s operating expenses for the six months ended April 30, 2025.
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Notes to Financial Statements (Unaudited) — continued

The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $1,287 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), a wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, TBA transactions and securities sold short, for the six months ended April 30, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$10,411,390	$14,019,265
U.S. Government and Agency Securities	18,714,586	18,774,456
	$29,125,976	$32,793,721
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts and reverse repurchase agreements, of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$36,083,810
Gross unrealized appreciation	$1,878,745
Gross unrealized depreciation	(598,262)
Net unrealized appreciation	$1,280,483
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
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The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $683,519. At April 30, 2025, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/ or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/ or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$35,837	$ —	$35,837
Not applicable	768,130*	593,876*	1,362,006
Receivable for open forward foreign currency exchange contracts	940,431	—	940,431
Receivable for open swap contracts	—	35,833	35,833
Total Asset Derivatives	$1,744,398	$629,709	$2,374,107
Derivatives not subject to master netting or similar agreements	$768,130	$593,876	$1,362,006
Total Asset Derivatives subject to master netting or similar agreements	$976,268	$35,833	$1,012,101
Written options, at value	$(35,788)	$ —	$(35,788)
Not applicable	(562,891)*	(203,373)*	(766,264)
Payable for open forward foreign currency exchange contracts	(640,636)	—	(640,636)
Payable for open non-deliverable bond forward contracts	—	(7,095)	(7,095)
Total Liability Derivatives	$(1,239,315)	$(210,468)	$(1,449,783)
Derivatives not subject to master netting or similar agreements	$(562,891)	$(203,373)	$(766,264)
Total Liability Derivatives subject to master netting or similar agreements	$(676,424)	$(7,095)	$(683,519)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
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Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$193,177	$(1,525)	$(149,717)	$ —	$41,935
Barclays Bank PLC	143,585	(127,975)	—	—	15,610
BNP Paribas	76,077	—	—	—	76,077
Citibank, N.A.	7,909	(7,909)	—	—	—
Deutsche Bank AG	12,667	(6,437)	—	—	6,230
Goldman Sachs International	88,606	(64,430)	—	—	24,176
HSBC Bank USA, N.A.	35,110	(24,273)	—	—	10,837
ICBC Standard Bank plc	5,387	(3,002)	—	—	2,385
JPMorgan Chase Bank, N.A.	121,558	(83,014)	(38,544)	—	—
Standard Chartered Bank	184,919	(154,900)	—	—	30,019
State Street Bank and Trust Company	86,868	(37,473)	—	—	49,395
UBS AG	56,238	(56,238)	—	—	—
	$1,012,101	$(567,176)	$(188,261)	$—	$256,664

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Australia and New Zealand Banking Group Limited	$(11,853)	$ —	$ —	$ —	$(11,853)
Bank of America, N.A.	(1,525)	1,525	—	—	—
Barclays Bank PLC	(127,975)	127,975	—	—	—
Citibank, N.A.	(76,201)	7,909	—	—	(68,292)
Credit Agricole Corporate and Investment Bank	(9,263)	—	—	—	(9,263)
Deutsche Bank AG	(6,437)	6,437	—	—	—
Goldman Sachs International	(64,430)	64,430	—	—	—
HSBC Bank USA, N.A.	(24,273)	24,273	—	—	—
ICBC Standard Bank plc	(3,002)	3,002	—	—	—
JPMorgan Chase Bank, N.A.	(83,014)	83,014	—	—	—
Standard Chartered Bank	(154,900)	154,900	—	—	—
State Street Bank and Trust Company	(37,473)	37,473	—	—	—
UBS AG	(83,173)	56,238	—	—	(26,935)
	$(683,519)	$567,176	$ —	$ —	$(116,343)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2025 is included at Note 7.
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Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$(8,190)	$(8,867)	$(17,057)
Written options	10,012	—	10,012
Futures contracts	—	42,112	42,112
Swap contracts	—	5,485	5,485
Forward foreign currency exchange contracts	(593,597)	—	(593,597)
Non-deliverable bond forward contracts	—	(8,940)	(8,940)
Total	$(591,775)	$29,790	$(561,985)
Change in unrealized appreciation (depreciation):
Investments	$290	$8,867	$9,157
Written options	16,490	—	16,490
Futures contracts	—	197,186	197,186
Swap contracts	—	250,876	250,876
Forward foreign currency exchange contracts	679,651	—	679,651
Non-deliverable bond forward contracts	—	(7,095)	(7,095)
Total	$696,431	$449,834	$1,146,265
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions	Swap Contracts
$15,184,000	$3,586,000	$99,152,000	$73,566,000	$650,000	$80,365,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately $4,369,000 and $3,953,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
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7  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	4/9/25	On Demand(1)	3.65%	NZD	3,779,422	$2,249,467
Total						$2,249,467
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the six months ended April 30, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $1,595,000 and 4.41%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2025.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following table presents the Portfolio’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2025.
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(b)
JPMorgan Chase Bank, N.A.	$(2,249,467)	$ —	$2,249,467	$ —	$ —
	$(2,249,467)	$ —	$2,249,467	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
8  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,747,079, which represents 5.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,107,669	$18,050,007	$(17,410,597)	$ —	$ —	$1,747,079	$37,925	1,747,079
42

International Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 2,862,923	$ —	$ 2,862,923
Foreign Corporate Bonds	—	259,205	—	259,205
Sovereign Government Bonds	—	20,258,684	—	20,258,684
U.S. Government Agency Mortgage-Backed Securities	—	3,584,396	—	3,584,396
Short-Term Investments:
Affiliated Fund	1,747,079	—	—	1,747,079
U.S. Treasury Obligations	—	9,972,913	—	9,972,913
Purchased Currency Options	—	35,837	—	35,837
Total Investments	$1,747,079	$36,973,958	$ —	$38,721,037
Forward Foreign Currency Exchange Contracts	$ —	$ 1,708,561	$ —	$ 1,708,561
Futures Contracts	91,869	—	—	91,869
Swap Contracts	—	537,840	—	537,840
Total	$1,838,948	$39,220,359	$ —	$41,059,307
Liability Description
Written Currency Options	$ —	$ (35,788)	$ —	$ (35,788)
Forward Foreign Currency Exchange Contracts	—	(1,203,527)	—	(1,203,527)
Non-Deliverable Bond Forward Contracts	—	(7,095)	—	(7,095)
Futures Contracts	(11,125)	—	—	(11,125)
Swap Contracts	—	(192,248)	—	(192,248)
Total	$ (11,125)	$(1,438,658)	$ —	$(1,449,783)
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
43

International Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
44

EAIIX-NCSR    4.30.25

Eaton Vance
Short Duration Government Income Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Short Duration Government Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 60.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2135, Class JZ, 6.00%, 3/15/29	$129	$ 132,582
Series 3866, Class DF, 5.909%, (30-day SOFR Average + 1.564%), 5/15/41(1)	1,044	954,205
Series 4102, Class DF, 5.50%, (30-day SOFR Average + 1.264%, Cap 5.50%), 9/15/42(1)	271	238,229
Series 4159, Class FP, 5.00%, (30-day SOFR Average + 1.014%, Cap 5.00%), 11/15/42(1)	611	542,064
Series 4180, Class KF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 1/15/43(1)	3,145	2,755,659
Series 4204, Class AF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 5/15/43(1)	540	460,189
Series 4223, Class NF, 5.40%, (30-day SOFR Average + 1.064%), 7/15/43(1)	1,931	1,696,984
Series 4249, Class CF, 5.25%, (30-day SOFR Average + 0.914%), 9/15/43(1)	7,082	7,019,409
Series 4299, Class JG, 2.50%, 7/15/43	359	336,215
Series 4389, Class CA, 3.00%, 9/15/44	1,155	1,038,580
Series 4619, Class KF, 5.00%, (30-day SOFR Average + 0.864%, Cap 5.00%), 6/15/39(1)	710	690,929
Series 4678, Class PC, 3.00%, 1/15/46	1,084	1,022,941
Series 4876, Class FA, 5.159%, (30-day SOFR Average + 0.814%), 5/15/49(1)	5,413	5,383,799
Series 4995, Class ZN, 2.50%, 7/25/50	1,082	615,000
Series 5028, Class AZ, 2.00%, 10/25/50	1,040	478,129
Series 5028, Class ZA, 2.00%, 10/25/50	1,196	579,475
Series 5031, Class Z, 2.50%, 10/25/50	8	4,192
Series 5035, Class ZT, 2.00%, 10/25/50	1,700	854,065
Series 5037, Class ZQ, 2.00%, 11/25/50	803	399,480
Series 5038, Class Z, 2.50%, 10/25/50	4	1,909
Series 5039, Class PZ, 2.00%, 11/25/50	1,213	579,781
Series 5039, Class ZJ, 2.00%, 11/25/50	368	169,241
Series 5058, Class Z, 2.00%, 1/25/51	736	349,654
Series 5058, Class ZA, 2.00%, 1/25/51	1,068	519,191
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	6,990	3,423,833
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	9,615	4,303,047
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(2)	8,471	4,887,261
Series 5093, Class Z, 3.00%, 1/25/51	1	602
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,350
Series 5101, Class EZ, 2.00%, 3/25/51	2,106	891,959
Series 5104, Class WZ, 3.00%, 4/25/51	950	622,182
Series 5114, Class ZH, 3.00%, 5/25/51	464	275,097
Series 5123, Class JZ, 2.00%, 7/25/51	804	410,467
Series 5129, Class HZ, 1.25%, 4/25/50	1,668	721,647
Series 5129, Class WZ, 3.00%, 8/25/50	1	605
Series 5129, Class ZE, 3.00%, 9/25/50	217	125,220
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5129, Class ZH, 3.00%, 7/25/50	$1	$ 637
Series 5129, Class ZW, 3.00%, 8/25/50	1	425
Series 5140, Class WZ, 2.50%, 9/25/51	7,102	4,555,696
Series 5150, Class QZ, 2.50%, 10/25/51	4,996	3,135,286
Series 5159, Class MZ, 3.00%, 11/25/51	1,059	672,840
Series 5159, Class ZT, 3.00%, 11/25/51	8,535	5,902,564
Series 5160, Class ZW, 3.00%, 8/25/50	2,830	2,069,419
Series 5169, Class JZ, 3.00%, 1/25/49	401	206,807
Series 5300, Class EY, 6.00%, 12/25/52	5,000	5,170,271
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,691,362
Series 5418, Class FC, 5.754%, (30-day SOFR Average + 1.40%), 6/25/54(1)	38,606	38,716,691
Series 5450, Class GZ, 7.00%, 9/25/54	913	909,937
Series 5460, Class UZ, 6.50%, 10/25/54	3,570	3,554,784
Series 5461, Class Z, 6.50%, 10/25/54	8,401	8,332,884
Series 5462, Class Z, 6.50%, 10/25/54	7,767	7,710,026
Series 5478, Class SG, 5.932%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(2)	5,880	6,158,496
Series 5489, Class S, 6.042%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	4,939	5,241,387
Series 5500, Class SC, 7.939%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(2)	14,484	15,946,487
Series 5502, Class FD, 5.954%, (30-day SOFR Average + 1.60%), 2/25/55(1)	48,336	48,694,238
Series 5508, Class AS, 7.939%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	14,489	16,012,460
Series 5508, Class DS, 7.939%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	3,800	4,319,794
Series 5508, Class SC, 7.939%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	9,711	10,948,438
Series 5511, Class LT, 8.304%, (30-day SOFR Average + 3.95%), 3/25/55(1)	3,858	3,959,152
Series 5511, Class TE, 8.304%, (30-day SOFR Average + 3.95%), 3/25/55(1)	1,972	2,027,497
Series 5513, Class MQ, 8.089%, (30-day SOFR Average + 3.95%), 6/25/54(1)	9,789	10,067,200
Series 5516, Class HZ, 6.00%, 3/25/55	12,120	12,678,419
Series 5517, Class NA, 8.304%, (30-day SOFR Average + 3.95%), 3/25/55(1)	7,336	7,542,471
Series 5517, Class NT, 8.304%, (30-day SOFR Average + 3.95%), 3/25/55(1)	6,853	7,042,330
Series 5529, Class MA, 8.154%, (30-day SOFR Average + 3.80%), 3/25/55(1)	3,506	3,587,771
Interest Only:(3)
Series 354, Class C11, 3.50%, 7/15/46	7,313	1,286,355
Series 354, Class C15, 3.50%, 11/15/46	6,836	1,407,594
Series 362, Class C11, 4.00%, 12/15/47	3,470	783,713
Series 362, Class C12, 4.00%, 12/15/47	7,180	1,500,422
Series 362, Class C7, 3.50%, 9/15/47	11,891	2,323,883
Series 380, Class C5, 3.50%, 1/25/50	8,340	1,676,911

1
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 3030, Class SL, 1.641%, (5.986% - 30-day SOFR Average), 9/15/35(2)	$690	$ 52,482
Series 3114, Class TS, 2.191%, (6.536% - 30-day SOFR Average), 9/15/30(2)	688	26,686
Series 3339, Class JI, 2.131%, (6.476% - 30-day SOFR Average), 7/15/37(2)	587	59,071
Series 4094, Class CS, 1.541%, (5.886% - 30-day SOFR Average), 8/15/42(2)	473	52,667
Series 4109, Class SA, 1.741%, (6.086% - 30-day SOFR Average), 9/15/32(2)	711	46,026
Series 4497, Class CS, 1.741%, (6.086% - 30-day SOFR Average), 9/15/44(2)	115	3,957
Series 4507, Class EI, 4.00%, 8/15/44	1,939	221,208
Series 4507, Class MI, 3.50%, 8/15/44	133	4,741
Series 4549, Class DS, 1.441%, (5.786% - 30-day SOFR Average), 8/15/45(2)	546	36,441
Series 4601, Class IN, 3.50%, 7/15/46	11,537	2,198,304
Series 4625, Class BI, 3.50%, 6/15/46	2,272	413,675
Series 4637, Class IP, 3.50%, 4/15/44	57	1,048
Series 4749, Class IL, 4.00%, 12/15/47	792	165,286
Series 4768, Class IO, 4.00%, 3/15/48	919	191,316
Series 4768, Class KI, 4.00%, 11/15/47	1,600	326,084
Series 4772, Class PI, 4.00%, 1/15/48	998	207,856
Series 4791, Class SA, 1.741%, (6.086% - 30-day SOFR Average), 5/15/48(2)	3,948	522,341
Series 4796, Class AS, 1.741%, (6.086% - 30-day SOFR Average), 5/15/48(2)	2,500	330,792
Series 4808, Class IB, 4.00%, 5/15/48	3,858	821,153
Series 4966, Class SY, 1.582%, (5.936% - 30-day SOFR Average), 4/25/50(2)	3,811	554,927
Series 5008, Class IE, 2.00%, 9/25/50	31,109	4,053,850
Series 5010, Class I, 2.00%, 9/25/50	27,518	3,611,959
Series 5010, Class IB, 2.00%, 9/25/50	40,593	5,289,680
Series 5010, Class IN, 2.00%, 9/25/50	46,485	6,062,106
Series 5010, Class NI, 2.00%, 9/25/50	13,665	1,793,639
Series 5016, Class UI, 2.00%, 9/25/50	12,990	1,692,698
Series 5017, Class DI, 2.00%, 9/25/50	26,908	3,506,302
Series 5019, Class CI, 2.00%, 10/25/50	22,030	2,896,976
Series 5020, Class CI, 2.00%, 9/25/50	5,427	688,880
Series 5024, Class CI, 2.00%, 10/25/50	55,280	7,242,567
Series 5025, Class GI, 2.00%, 10/25/50	9,543	1,260,435
Series 5028, Class TI, 2.00%, 10/25/50	11,698	1,163,181
Series 5038, Class DI, 2.00%, 11/25/50	68,120	8,898,403
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(2)	27,613	1,039,162
Series 5156, Class IP, 3.00%, 12/25/49	20,849	3,359,286
Series 5191, Class IB, 2.50%, 2/25/51	45,499	7,568,037
Principal Only:(4)
Series 213, Class PO, 0.00%, 6/1/31	615	556,779
Security	Principal Amount (000's omitted)	Value
Principal Only: (continued)
Series 239, Class PO, 0.00%, 8/15/36	$394	$ 313,255
Series 246, Class PO, 0.00%, 5/15/37	946	779,903
Series 3072, Class WO, 0.00%, 11/15/35	318	266,384
Series 3342, Class KO, 0.00%, 7/15/37	130	109,420
Series 3476, Class PO, 0.00%, 7/15/38	176	137,890
Series 3862, Class PO, 0.00%, 5/15/41	357	282,971
Series 4239, Class OU, 0.00%, 7/15/43	2,826	1,706,262
Federal National Mortgage Association:
Series G97-4, Class FA, 5.263%, (30-day SOFR Average + 0.914%), 6/17/27(1)	23	22,673
Series 2009-48, Class WA, 5.793%, 7/25/39(5)	131	132,875
Series 2009-62, Class WA, 5.582%, 8/25/39(5)	183	184,636
Series 2010-112, Class DZ, 4.00%, 10/25/40	265	251,195
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(2)	106	103,207
Series 2012-51, Class FD, 5.048%, (30-day SOFR Average + 0.694%), 5/25/42(1)	13,151	13,035,004
Series 2012-103, Class ZP, 3.00%, 9/25/42	845	582,954
Series 2012-115, Class MX, 0.00%, (3.329% - 30-day SOFR Average x 1.154, Floor 0.00%), 10/25/42(2)	628	244,612
Series 2012-128, Class WS, 0.00%, (3.886% - 30-day SOFR Average, Floor 0.00%), 11/25/42(2)	547	356,101
Series 2012-134, Class ZT, 2.00%, 12/25/42	981	716,647
Series 2013-52, Class GA, 1.00%, 6/25/43	524	448,400
Series 2013-58, Class SC, 0.00%, (5.828% - 30-day SOFR Average x 1.50, Floor 0.00%), 6/25/43(2)	2,651	2,023,055
Series 2013-67, Class NF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 7/25/43(1)	631	602,211
Series 2014-1, Class HF, 5.00%, (30-day SOFR Average + 1.614%, Cap 5.00%), 6/25/43(1)	730	634,895
Series 2015-74, Class SL, 0.00%, (2.282% - 30-day SOFR Average x 0.587, Floor 0.00%), 10/25/45(2)	1,883	1,139,492
Series 2016-26, Class KS, 0.00%, (5.05% - 30-day SOFR Average x 1.75, Floor 0.00%), 11/25/42(2)	1,603	1,253,891
Series 2017-15, Class LE, 3.00%, 6/25/46	88	86,642
Series 2017-56, Class KF, 5.45%, (30-day SOFR Average + 1.114%), 7/25/47(1)	561	538,747
Series 2017-56, Class KS, 0.55%, (4.886% - 30-day SOFR Average), 7/25/47(2)	314	160,442
Series 2019-1, Class FA, 5.068%, (30-day SOFR Average + 0.714%), 2/25/49(1)	5,106	4,990,360
Series 2019-8, Class FD, 5.168%, (30-day SOFR Average + 0.814%), 3/25/49(1)	16,526	16,432,745
Series 2019-9, Class LF, 5.018%, (30-day SOFR Average + 0.664%), 3/25/49(1)	6,424	6,338,135
Series 2019-16, Class AF, 5.018%, (30-day SOFR Average + 0.664%), 4/25/49(1)	5,984	5,890,008

2
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2020-63, Class ZN, 3.00%, 9/25/50	$324	$ 190,597
Series 2020-86, Class ZP, 2.50%, 12/25/50	1,445	752,950
Series 2020-95, Class BZ, 2.50%, 1/25/51	331	168,707
Series 2020-96, Class EZ, 2.50%, 1/25/51	682	355,749
Series 2020-96, Class KZ, 2.50%, 1/25/51	324	168,539
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,101	602,137
Series 2021-11, Class KZ, 3.00%, 6/25/50	576	365,608
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,369	1,523,847
Series 2021-42, Class ZA, 3.00%, 2/25/51	5,019	3,331,501
Series 2021-45, Class DZ, 3.00%, 7/25/51	396	228,337
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,275	719,508
Series 2021-55, Class ZN, 2.50%, 8/25/51	368	203,223
Series 2021-59, Class EZ, 2.50%, 9/25/51	1,518	870,596
Series 2023-12, Class LW, 6.00%, 4/25/53	15,000	15,501,895
Series 2023-13, Class LY, 6.00%, 4/25/53	9,120	9,416,540
Series 2023-14, Class EL, 6.00%, 4/25/53	23,200	24,328,100
Series 2023-61, Class BL, 6.00%, 12/25/53	5,000	5,167,453
Series 2024-82, Class CF, 5.704%, (30-day SOFR Average + 1.35%), 11/25/54(1)	65,384	65,499,615
Series 2024-86, Class FC, 5.754%, (30-day SOFR Average + 1.40%), 12/25/54(1)	11,610	11,650,902
Series 2024-92, Class JM, 8.304%, (30-day SOFR Average + 3.95%), 12/25/54(1)	4,187	4,298,112
Series 2024-98, Class S, 6.042%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	4,968	5,276,569
Series 2024-102, Class SA, 6.042%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	7,856	8,379,822
Series 2024-105, Class KT, 0.125%, 1/25/55	11,491	9,618,182
Series 2025-2, Class BZ, 6.00%, 7/25/54	15,226	15,423,602
Series 2025-10, Class AS, 8.089%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(2)	3,823	4,227,721
Series 2025-12, Class FM, 8.354%, (30-day SOFR Average + 4.00%), 3/25/55(1)	4,960	5,073,612
Series 2025-15, Class FM, 8.204%, (30-day SOFR Average + 3.85%), 4/25/55(1)	4,987	5,112,465
Series 2025-29, Class MH, 8.397%, (30-day SOFR Average + 4.05%), 2/25/55(1)	6,000	6,177,773
Series 2025-33, Class ZW, 6.50%, 5/25/55	66,562	66,570,018
Series 2025-35, Class FE, 5.798%, (30-day SOFR Average + 1.45%), 5/25/55(1)	50,000	50,178,407
Series 2025-35, Class MT, 7.958%, (30-day SOFR Average + 5.00%), 5/25/55(1)	10,000	10,233,240
Interest Only:(3)
Series 2004-60, Class SW, 2.582%, (6.936% - 30-day SOFR Average), 4/25/34(2)	190	3,557
Series 2005-68, Class XI, 6.00%, 8/25/35	824	118,125
Series 2006-65, Class PS, 2.752%, (7.106% - 30-day SOFR Average), 7/25/36(2)	522	64,859
Series 2007-99, Class SD, 1.932%, (6.286% - 30-day SOFR Average), 10/25/37(2)	780	62,712
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2007-102, Class ST, 1.972%, (6.326% - 30-day SOFR Average), 11/25/37(2)	$394	$ 33,983
Series 2011-59, Class IW, 6.00%, 7/25/41	548	84,015
Series 2011-101, Class IC, 3.50%, 10/25/26	150	1,568
Series 2012-147, Class SA, 1.632%, (5.986% - 30-day SOFR Average), 1/25/43(2)	618	69,009
Series 2014-41, Class SA, 1.582%, (5.936% - 30-day SOFR Average), 7/25/44(2)	591	89,927
Series 2014-55, Class IL, 3.50%, 9/25/44	517	100,849
Series 2014-55, Class IN, 3.50%, 7/25/44	477	90,650
Series 2014-89, Class IO, 3.50%, 1/25/45	795	153,353
Series 2015-22, Class GI, 3.50%, 4/25/45	207	37,655
Series 2015-31, Class SG, 1.632%, (5.986% - 30-day SOFR Average), 5/25/45(2)	709	114,362
Series 2015-36, Class IL, 3.00%, 6/25/45	715	104,587
Series 2016-61, Class DI, 3.00%, 4/25/46	567	64,844
Series 2018-21, Class IO, 3.00%, 4/25/48	3,504	597,149
Series 2018-42, Class IA, 3.50%, 6/25/47	781	111,380
Series 2019-1, Class SA, 0.932%, (5.286% - 30-day SOFR Average), 2/25/49(2)	3,570	218,253
Series 2020-23, Class SP, 1.582%, (5.936% - 30-day SOFR Average), 2/25/50(2)	10,618	1,555,609
Series 2020-45, Class HI, 2.50%, 7/25/50	5,762	885,600
Series 2020-73, Class NI, 2.00%, 10/25/50	5,930	781,123
Series 2020-89, Class PI, 2.50%, 12/25/50	12,044	2,014,320
Series 2020-94, Class DI, 2.00%, 1/25/51	13,969	1,925,643
Series 2021-3, Class KI, 2.50%, 2/25/51	25,058	3,919,673
Series 2021-3, Class LI, 2.50%, 2/25/51	23,631	3,657,288
Series 2021-10, Class EI, 2.00%, 3/25/51	11,064	1,563,329
Series 2021-34, Class QI, 3.00%, 6/25/51	36,385	6,733,844
Series 2021-73, Class AI, 2.50%, 6/25/49	7,168	1,038,716
Series 2021-94, Class CI, 3.00%, 1/25/52	9,474	1,613,912
Series 2022-6, Class IO, 2.50%, 7/25/51	28,168	4,676,495
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	834	681,278
Series 380, Class 1, 0.00%, 7/25/37	203	168,462
Series 2007-17, Class PO, 0.00%, 3/25/37	159	125,675
Series 2009-82, Class PO, 0.00%, 10/25/39	392	312,143
Series 2012-5, Class PO, 0.00%, 12/25/39	264	218,288
Series 2012-61, Class PO, 0.00%, 8/25/37	1,144	943,663
Series 2014-9, Class DO, 0.00%, 2/25/43	7,375	5,878,735
Series 2014-17, Class PO, 0.00%, 4/25/44	917	666,150
Government National Mortgage Association:
Series 2012-77, Class MT, 4.825%, (1 mo. SOFR + 0.504%), 5/16/41(1)	275	270,406
Series 2015-144, Class KB, 3.00%, 8/20/44	503	406,077
Series 2016-168, Class JF, 5.438%, (1 mo. SOFR + 1.114%), 11/20/46(1)	128	114,119

3
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2017-121, Class DF, 4.933%, (1 mo. SOFR + 0.614%), 8/20/47(1)	$2,644	$ 2,570,791
Series 2017-137, Class AF, 4.933%, (1 mo. SOFR + 0.614%), 9/20/47(1)	1,184	1,151,203
Series 2020-76, Class ZL, 2.75%, 5/20/50	325	139,734
Series 2021-1, Class ZD, 3.00%, 1/20/51	1,660	1,066,909
Series 2021-24, Class EZ, 2.50%, 1/20/51	3,651	2,036,657
Series 2021-24, Class KZ, 2.50%, 2/20/51	3,734	2,386,814
Series 2021-25, Class JZ, 2.50%, 2/20/51	2,079	1,077,307
Series 2021-49, Class VZ, 2.50%, 3/20/51	22	10,623
Series 2021-77, Class ZG, 3.00%, 7/20/50	371	217,138
Series 2021-86, Class ZJ, 1.50%, 5/20/51	291	123,067
Series 2021-105, Class ZH, 1.50%, 6/20/51	1,520	771,714
Series 2021-107, Class GZ, 3.00%, 6/20/51	2,522	1,622,809
Series 2021-114, Class JZ, 3.00%, 6/20/51	2,162	1,286,917
Series 2021-118, Class EZ, 2.50%, 7/20/51	7,354	4,421,455
Series 2021-121, Class ZE, 2.50%, 7/20/51	131	65,819
Series 2021-131, Class ZN, 3.00%, 7/20/51	2,724	1,833,166
Series 2021-136, Class Z, 2.50%, 8/20/51	11,207	6,564,776
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,292	805,267
Series 2021-154, Class ZC, 2.50%, 9/20/51	6,442	3,833,615
Series 2021-156, Class ZQ, 2.50%, 9/20/51	5,113	3,111,125
Series 2021-159, Class ZP, 2.00%, 9/20/51	7,861	4,516,939
Series 2021-177, Class JZ, 3.00%, 10/20/51	5,096	3,510,721
Series 2021-182, Class KZ, 3.00%, 10/20/51	1,392	830,928
Series 2021-194, Class HZ, 3.00%, 11/20/51	9,746	7,070,346
Series 2021-213, Class NZ, 3.00%, 12/20/51	8,000	5,672,645
Series 2021-214, Class LZ, 3.00%, 12/20/51	10,891	7,818,242
Series 2022-31, Class ZD, 3.00%, 2/20/52	831	476,086
Series 2022-189, Class US, 6.783%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(2)	9,826	10,945,030
Series 2022-195, Class AS, 7.03%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(2)	3,177	3,656,618
Series 2022-197, Class SW, 5.88%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(2)	4,922	5,137,601
Series 2022-208, Class YF, 5.35%, (30-day SOFR Average + 1.00%), 12/20/52(1)	23,255	23,165,949
Series 2022-211, Class HF, 5.35%, (30-day SOFR Average + 1.00%), 12/20/52(1)	93,021	92,663,795
Series 2023-53, Class AL, 5.50%, 4/20/53	26,000	26,362,643
Series 2023-53, Class SE, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(2)	11,298	12,274,868
Series 2023-63, Class LB, 6.00%, 5/20/53	10,000	10,374,045
Series 2023-63, Class S, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	5,451	5,922,084
Series 2023-64, Class LB, 6.00%, 5/20/53	4,079	4,226,407
Series 2023-65, Class G, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	9,902	10,886,183
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-65, Class SB, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	$3,098	$ 3,306,803
Series 2023-65, Class SD, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	2,438	2,682,007
Series 2023-66, Class S, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	3,425	3,717,167
Series 2023-66, Class SD, 6.60%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	1,370	1,486,867
Series 2023-82, Class AL, 6.00%, 6/20/53	18,360	19,017,134
Series 2023-83, Class GS, 7.59%, (27.60% - 30-day SOFR Average x 4.60), 6/20/53(2)	5,774	6,580,259
Series 2023-83, Class S, 6.425%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(2)	3,103	3,363,802
Series 2023-84, Class MW, 6.00%, 6/20/53	4,600	4,764,868
Series 2023-84, Class SN, 6.422%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(2)	4,118	4,448,403
Series 2023-89, Class SD, 6.233%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(2)	3,953	4,196,095
Series 2023-96, Class BL, 6.00%, 7/20/53	5,000	5,187,123
Series 2023-96, Class DB, 6.00%, 7/20/53	12,250	12,705,664
Series 2023-97, Class CB, 6.00%, 7/20/53	14,000	14,479,884
Series 2023-98, Class BW, 6.00%, 7/20/53	3,250	3,370,391
Series 2023-98, Class JB, 6.00%, 7/20/53	12,714	13,186,581
Series 2023-99, Class AL, 6.00%, 7/20/53	17,468	18,111,952
Series 2023-117, Class JB, 6.00%, 8/20/53	9,602	9,878,986
Series 2023-165, Class DY, 6.00%, 11/20/53	20,000	20,735,396
Series 2023-165, Class EY, 6.50%, 11/20/53	22,000	23,316,467
Series 2023-182, Class EL, 6.00%, 12/20/53	7,000	7,247,738
Series 2024-14, Class CY, 5.50%, 1/20/54	15,000	15,200,752
Series 2024-126, Class DY, 5.50%, 8/20/54	17,593	17,447,051
Series 2024-126, Class KY, 6.00%, 8/20/54	3,000	3,120,818
Series 2024-148, Class GB, 6.00%, 9/20/54	14,000	14,398,817
Series 2024-148, Class GZ, 7.50%, 12/20/51	937	930,171
Series 2024-168, Class MZ, 6.50%, 10/20/54	143	142,687
Series 2024-181, Class ZW, 6.50%, 11/20/54	8,375	8,378,729
Series 2024-197, Class JY, 6.50%, 12/20/54	8,000	8,459,698
Series 2025-1, Class BY, 6.50%, 1/20/55	12,500	13,231,109
Series 2025-25, Class Z, 6.50%, 2/20/55	6,141	6,135,239
Series 2025-25, Class ZK, 6.50%, 2/20/55	7,845	7,838,022
Series 2025-39, Class CM, 8.25%, (30-day SOFR Average + 3.90%), 3/20/55(1)	9,976	10,240,546
Series 2025-39, Class YM, 8.10%, (30-day SOFR Average + 3.75%), 3/20/55(1)	3,325	3,376,882
Series 2025-41, Class MT, 7.283%, (30-day SOFR Average + 2.933%), 3/20/65(1)	19,929	20,107,138
Series 2025-41, Class NT, 7.283%, (30-day SOFR Average + 2.933%), 3/20/55(1)	19,200	19,458,052
Series 2025-62, Class FM, 8.54%, (30-day SOFR Average + 4.20%), 4/20/55(1)	5,000	5,140,903

4
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(2)	$11,250	$ 11,423,546
Series 2025-64, Class FM, 8.60%, (30-day SOFR Average + 4.26%), 4/20/55(1)	10,000	10,288,927
Series 2025-69, Class VN, 10.00%, (68.667% - 30-day SOFR Average x 13.333, Cap 10.00%), 4/20/55(2)	8,000	8,283,544
Interest Only:(3)
Series 2014-98, Class IM, 0.00%, 1/20/43(5)	3,992	133,336
Series 2015-151, Class KI, 0.079%, 11/20/42(5)	4,680	150,436
Series 2017-104, Class SD, 1.767%, (6.086% - 1 mo. SOFR), 7/20/47(2)	1,911	256,924
Series 2017-121, Class DS, 0.067%, (4.386% - 1 mo. SOFR), 8/20/47(2)	2,151	106,387
Series 2018-127, Class SG, 1.817%, (6.136% - 1 mo. SOFR), 9/20/48(2)	5,022	615,172
Series 2019-27, Class SA, 1.617%, (5.936% - 1 mo. SOFR), 2/20/49(2)	1,808	217,062
Series 2019-38, Class SQ, 1.617%, (5.936% - 1 mo. SOFR), 3/20/49(2)	5,402	662,644
Series 2019-43, Class BS, 1.617%, (5.936% - 1 mo. SOFR), 4/20/49(2)	2,924	349,961
Series 2020-97, Class MI, 2.50%, 3/20/50	4,830	667,144
Series 2020-116, Class MI, 2.00%, 8/20/50	454	59,982
Series 2020-134, Class IM, 2.50%, 9/20/50	12,886	1,771,151
Series 2020-146, Class IQ, 2.00%, 10/20/50	121,781	15,332,400
Series 2020-146, Class QI, 2.00%, 10/20/50	36,513	4,547,477
Series 2020-151, Class AI, 2.00%, 10/20/50	76,962	9,475,377
Series 2020-162, Class BI, 2.00%, 10/20/50	17,535	2,165,978
Series 2020-167, Class KI, 2.00%, 11/20/50	76,137	9,568,413
Series 2020-167, Class YI, 2.00%, 11/20/50	92,863	11,660,475
Series 2020-173, Class DI, 2.00%, 11/20/50	76,341	9,364,844
Series 2020-176, Class AI, 2.00%, 11/20/50	25,799	3,003,627
Series 2020-176, Class HI, 2.50%, 11/20/50	17,547	2,412,507
Series 2020-181, Class TI, 2.00%, 12/20/50	74,865	8,794,002
Series 2020-185, Class BI, 2.00%, 12/20/50	14,995	1,946,892
Series 2021-9, Class GI, 2.00%, 1/20/51	36,504	4,325,810
Series 2021-15, Class AI, 2.00%, 1/20/51	19,912	2,457,173
Series 2021-23, Class TI, 2.50%, 2/20/51	10,116	1,452,223
Series 2021-30, Class AI, 2.00%, 2/20/51	8,602	1,049,771
Series 2021-46, Class IM, 2.50%, 3/20/51	4,115	555,386
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(2)	12,981	187,240
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(2)	4,776	69,467
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	14,365	496,951
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-77, Class SE, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	$8,800	$ 310,448
Series 2021-97, Class IG, 2.50%, 8/20/49	63,784	7,892,670
Series 2021-97, Class QI, 3.00%, 6/20/51	14,183	2,445,375
Series 2021-98, Class EI, 3.00%, 6/20/51	27,755	4,526,135
Series 2021-114, Class MI, 3.00%, 6/20/51	10,359	1,755,363
Series 2021-122, Class NI, 3.00%, 7/20/51	7,107	1,225,306
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(2)	17,216	609,903
Series 2021-131, Class QI, 3.00%, 7/20/51	26,186	3,546,587
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(2)	19,331	160,136
Series 2021-160, Class DI, 3.00%, 9/20/51	25,807	4,615,689
Series 2021-160, Class IT, 2.50%, 9/20/51	36,231	3,907,701
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	38,831	340,401
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	19,612	170,794
Series 2021-193, Class IU, 3.00%, 11/20/49	55,753	8,134,384
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(2)	44,531	573,757
Series 2021-196, Class GI, 3.00%, 11/20/51	27,203	4,569,924
Series 2021-201, Class PI, 3.00%, 11/20/51	22,338	2,710,904
Series 2021-209, Class IW, 3.00%, 11/20/51	14,553	2,018,863
Series 2022-104, Class IO, 2.50%, 6/20/51	22,525	3,281,255
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	176,964	1,891,412
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	19,663	210,157
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	52,771	1,058,513
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	39,325	816,108
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(2)	112,903	1,514,619
Series 2023-13, Class SA, 1.05%, (5.40% - 30-day SOFR Average), 1/20/53(2)	9,559	460,998
Series 2023-19, Class SD, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(2)	13,592	915,309
Series 2023-20, Class HS, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(2)	9,451	634,038
Series 2023-22, Class ES, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(2)	12,601	845,383
Series 2023-22, Class SA, 1.35%, (5.70% - 30-day SOFR Average), 2/20/53(2)	16,761	785,401
Series 2023-24, Class SB, 0.80%, (5.15% - 30-day SOFR Average), 2/20/53(2)	25,203	1,158,025
Series 2023-24, Class SG, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(2)	12,601	845,383
Series 2023-32, Class SA, 1.95%, (6.30% - 30-day SOFR Average), 2/20/53(2)	42,530	2,853,169

5
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-38, Class LS, 1.95%, (6.30% - 30-day SOFR Average), 3/20/53(2)	$19,006	$ 1,268,211
Series 2023-47, Class HS, 1.95%, (6.30% - 30-day SOFR Average), 3/20/53(2)	6,335	422,737
Series 2023-47, Class SC, 1.90%, (6.25% - 30-day SOFR Average), 3/20/53(2)	9,494	622,895
Series 2023-53, Class SK, 1.85%, (6.20% - 30-day SOFR Average), 4/20/53(2)	25,062	1,645,541
Series 2023-65, Class BS, 1.80%, (6.15% - 30-day SOFR Average), 5/20/53(2)	25,024	1,489,778
Series 2024-64, Class EI, 6.50%, 4/20/64	6,665	975,520
Principal Only:(4)
Series 2009-117, Class PO, 0.00%, 12/16/39	607	475,267
Series 2010-88, Class OA, 0.00%, 7/20/40	420	321,107
Series 2015-24, Class KO, 0.00%, 6/20/35	377	343,703
Total Collateralized Mortgage Obligations (identified cost $1,674,239,580)		$1,612,090,879

Government National Mortgage Association Participation Agreements — 3.0%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 6.324%, 1/1/59(6)	$79,992	$ 80,637,456
Total Government National Mortgage Association Participation Agreements (identified cost $79,992,000)		$ 80,637,456

U.S. Department of Agriculture Loans — 1.6%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	$1,784	$ 1,784,114
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	6,406	6,406,939
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	9,431	9,431,571
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	6,000	6,034,104
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	5,890	5,923,232
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	6,745	6,754,903
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans: (continued)
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 8/1/54(1)	$6,943	$ 6,949,867
Total U.S. Department of Agriculture Loans (identified cost $43,199,307)		$ 43,284,730

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(3)
Series 2021-SB91, Class X1, 0.671%, 8/25/41(5)	$42,520	$ 1,134,234
Series 2021-SB92, Class X1, 0.673%, 8/25/41(5)	21,967	594,531
Government National Mortgage Association:
Interest Only:(3)
Series 2021-101, Class IO, 0.676%, 4/16/63(5)	51,920	2,719,918
Series 2021-132, Class IO, 0.72%, 4/16/63(5)	55,676	3,047,808
Series 2021-144, Class IO, 0.823%, 4/16/63(5)	49,237	3,074,913
Series 2021-186, Class IO, 0.764%, 5/16/63(5)	46,130	2,582,431
Series 2022-3, Class IO, 0.64%, 2/16/61(5)	65,722	3,298,219
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $19,867,509)		$ 16,452,054

U.S. Government Agency Mortgage-Backed Securities — 61.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.194%, (COF + 1.25%), with maturity at 2025(7)	$1	$ 1,284
4.256%, (COF + 1.254%), with maturity at 2029(7)	4	3,476
4.386%, (COF + 1.253%), with maturity at 2035(7)	39	37,846
4.50%, with maturity at 2035	208	205,938
4.536%, (COF + 1.252%), with maturity at 2032(7)	59	57,722
4.624%, (COF + 1.251%), with maturity at 2030(7)	68	66,432
5.00%, with maturity at 2052	4,894	4,750,372
5.252%, (COF + 2.306%), with maturity at 2037(7)	171	169,667
5.262%, (5 yr. CMT + 2.515%), with maturity at 2032(7)	82	81,293
5.50%, with various maturities to 2053	51,277	51,441,525
5.602%, (30-day SOFR Average + 2.37%), with maturity at 2052(7)	660	672,018
6.00%, with various maturities to 2054	43,133	43,881,642

6
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
6.123%, (30-day SOFR Average + 2.165%), with maturity at 2054(7)	$1,673	$ 1,694,220
6.50%, with various maturities to 2055	107,612	111,216,680
6.674%, (1 yr. CMT + 1.975%), with maturity at 2034(7)	260	264,357
6.702%, (1 yr. CMT + 2.25%), with maturity at 2038(7)	268	274,066
6.805%, (1 yr. CMT + 2.238%), with maturity at 2036(7)	305	311,268
7.00%, with maturity at 2033	24	23,825
7.114%, (1 yr. CMT + 2.251%), with maturity at 2035(7)	826	842,460
7.121%, (1 yr. CMT + 2.335%), with maturity at 2036(7)	285	291,629
Federal National Mortgage Association:
3.00%, with various maturities to 2050	14,371	12,656,253
4.187%, (COF + 1.25%), with various maturities to 2027(7)	17	17,041
4.191%, (COF + 1.254%), with maturity at 2034(7)	124	121,160
4.198%, (COF + 1.254%), with various maturities to 2034(7)	71	69,843
4.199%, (COF + 1.254%), with maturity at 2035(7)	7	7,339
4.209%, (COF + 1.254%), with maturity at 2033(7)	106	104,799
4.244%, (COF + 1.254%), with maturity at 2034(7)	51	50,503
4.454%, (COF + 1.26%), with maturity at 2036(7)	70	68,082
4.516%, (COF + 1.318%), with maturity at 2036(7)	42	40,680
4.632%, (COF + 1.695%), with maturity at 2029(7)	0(8)	168
4.639%, (COF + 1.259%), with maturity at 2036(7)	16	15,426
4.677%, (COF + 1.497%), with maturity at 2029(7)	99	99,288
4.736%, (COF + 1.799%), with maturity at 2034(7)	119	117,636
4.816%, (COF + 1.857%), with maturity at 2034(7)	15	15,263
4.819%, (COF + 1.241%), with maturity at 2037(7)	26	25,999
4.914%, (COF + 1.263%), with maturity at 2038(7)	3	3,094
4.968%, (COF + 1.741%), with maturity at 2035(7)	134	131,872
5.00%, with various maturities to 2048	1,021	995,311
5.134%, (COF + 1.793%), with maturity at 2035(7)	97	95,024
5.174%, (COF + 1.814%), with maturity at 2036(7)	196	192,983
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
5.346%, (COF + 2.309%), with maturity at 2026(7)	$4	$ 4,311
5.50%, with maturity at 2029	0(8)	458
5.50%, with various maturities to 2052	30,846	30,906,403
5.62%, (COF + 1.738%), with maturity at 2034(7)	27	26,639
5.945%, (30-day SOFR Average + 2.05%), with maturity at 2054(7)	1,865	1,903,626
5.997%, (30-day SOFR Average + 2.245%), with maturity at 2054(7)	2,406	2,463,653
6.00%, with various maturities to 2054	16,646	17,034,872
6.353%, (COF + 2.004%), with maturity at 2032(7)	16	16,126
6.50%, with various maturities to 2053	5,058	5,245,308
6.722%, (1 yr. CMT + 2.082%), with maturity at 2040(7)	113	115,596
6.726%, (1 yr. CMT + 2.204%), with maturity at 2039(7)	630	645,577
6.748%, (1 yr. CMT + 2.111%), with maturity at 2037(7)	278	284,950
6.779%, (1 yr. CMT + 2.219%), with maturity at 2031(7)	11	10,882
6.83%, (1 yr. CMT + 2.155%), with maturity at 2036(7)	101	102,748
6.925%, (1 yr. RFUCCT + 1.80%), with maturity at 2034(7)	80	83,044
6.94%, (1 yr. RFUCCT + 1.75%), with maturity at 2035(7)	272	280,287
6.972%, (1 yr. CMT + 2.584%), with maturity at 2038(7)	263	271,160
7.00%, with maturity at 2054	1,934	2,018,098
7.131%, (1 yr. CMT + 2.247%), with maturity at 2033(7)	715	730,789
7.158%, (1 yr. CMT + 2.033%), with maturity at 2033(7)	126	128,699
7.50%, with maturity at 2054	574	596,637
Government National Mortgage Association:
2.50%, with maturity at 2051	1,919	1,623,626
4.00%, with various maturities to 2052	8,455	7,887,698
4.50%, with various maturities to 2052	45,847	44,058,500
4.75%, (1 yr. CMT + 1.50%), with maturity at 2027(7)	21	21,311
5.00%, (1 yr. CMT + 1.50%), with maturity at 2026(7)	9	9,481
5.00%, with various maturities to 2052	80,029	79,016,344
5.50%, with various maturities to 2062	98,761	99,693,793
6.00%, 30-Year, TBA(9)	190,000	192,154,201
6.00%, with various maturities to 2063	113,811	116,705,722
6.50%, with various maturities to 2064	75,629	78,173,095
7.00%, with various maturities to 2064	114,223	117,010,146
7.50%, with various maturities to 2064	7,928	8,162,157

7
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
6.00%, 30-Year, TBA(9)	$402,275	$ 408,073,432
6.50%, 30-Year, TBA(9)	192,900	198,694,542
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,648,830,677)		$1,645,269,395

U.S. Government Guaranteed Small Business Administration Pools & Loans — 1.1%
Security	Principal Amount (000's omitted)	Value
6.50%, (U.S. (Fed) Prime Rate - 1.00%), 4/25/44(1)	$11,441	$ 12,047,467
6.825%, (U.S. (Fed) Prime Rate - 0.675%), 2/25/44(1)	7,863	8,362,263
SBA IO Trust:
Interest Only:(10)(11)(12)
Series 2018-5, Class A, 1.852%, 6/27/44	50,457	1,969,401
Series 2019-1, Class A, 2.251%, 9/25/45	140,046	7,379,018
Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $58,335,404)		$ 29,758,149

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(13)	6,770,014	$ 6,770,014
Total Short-Term Investments (identified cost $6,770,014)		$ 6,770,014
Total Purchased Swaptions — 0.0%† (identified cost $918,605)		$ 663,051
Total Investments — 128.1% (identified cost $3,532,153,096)		$3,434,925,728

TBA Sale Commitments — (6.7)%
U.S. Government Agency Mortgage-Backed Securities — (6.7)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
4.00%, 30-Year, TBA(9)	$ (8,725)	$ (8,125,735)
4.50%, 30-Year, TBA(9)	(47,475)	(45,431,515)
5.00%, 30-Year, TBA(9)	(85,000)	(83,366,104)
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(9)	$ (15,000)	$ (13,016,016)
5.50%, 30-Year, TBA(9)	(30,000)	(29,937,891)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $178,519,124)		$ (179,877,261)
Total TBA Sale Commitments (proceeds $178,519,124)		$ (179,877,261)
Other Assets, Less Liabilities — (21.4)%		$ (573,095,842)
Net Assets — 100.0%		$2,681,952,625
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2025.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2025.
(6)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(7)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2025.
(8)	Principal amount is less than $500.
(9)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(10)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

8
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

(11)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $9,348,419 or 0.3% of the Fund's net assets.
(12)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2025 of all interest only securities comprising the trust.
(13)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of April 30, 2025.

Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 9/10/55 to pay SOFR and receive 4.53%	Bank of America, N.A.	USD	100,000,000	9/8/25	$663,051
Total					$663,051
†	Amount is less than 0.05% or (0.05)%, as applicable.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(382)	Short	6/18/25	$(42,867,562)	$ (886,653)
U.S. Long Treasury Bond	(380)	Short	6/18/25	(44,317,500)	(172,818)
U.S. Ultra 10-Year Treasury Note	(459)	Short	6/18/25	(52,663,078)	(892,908)
					$(1,952,379)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	245,000	Receives	SOFR (pays quarterly)	2.01% (pays semi-annually)	2/16/52	$ 88,174,030	$ —	$ 88,174,030
USD	76,200	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	25,167,537	—	25,167,537
Total						$113,341,567	$ —	$113,341,567
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
OTC	– Over-the-counter
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar

9
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $3,525,383,082)	$3,428,155,714
Affiliated investments, at value (identified cost $6,770,014)	6,770,014
Cash	6,309,726
Deposits for forward purchase commitments	3,790,000
Deposits for derivatives collateral:
Futures contracts	3,292,700
Centrally cleared swap contracts	23,129,051
OTC swaptions	690,000
Interest receivable	15,441,376
Dividends receivable from affiliated investments	345,619
Receivable for investments sold	94,923,730
Receivable for TBA sale commitments	178,519,124
Receivable for Fund shares sold	3,400,031
Receivable for variation margin on open futures contracts	156,734
Receivable for variation margin on open centrally cleared swap contracts	1,479,937
Trustees' deferred compensation plan	108,385
Total assets	$3,766,512,141
Liabilities
Cash collateral due to brokers	$4,180,000
Payable for investments purchased	974,155
Payable for forward commitment securities	890,527,868
TBA sale commitments, at value (proceeds receivable $178,519,124)	179,877,261
Payable for Fund shares redeemed	5,301,827
Distributions payable	1,495,805
Payable to affiliates:
Investment adviser fee	1,037,322
Distribution and service fees	112,504
Sub-transfer agency fee	13,339
Trustees' fees	9,222
Trustees' deferred compensation plan	108,385
Other	49,046
Accrued expenses	872,782
Total liabilities	$1,084,559,516
Net Assets	$2,681,952,625
Sources of Net Assets
Paid-in capital	$3,426,248,300
Accumulated loss	(744,295,675)
Net Assets	$2,681,952,625
Advisers Class Shares
Net Assets	$85,931,429
Shares Outstanding	11,769,091
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.30
Class A Shares
Net Assets	$364,241,683
Shares Outstanding	49,854,698
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.31
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$7.48
10
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2025
Class C Shares
Net Assets	$29,560,840
Shares Outstanding	4,039,910
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.32
Class I Shares
Net Assets	$2,202,218,673
Shares Outstanding	301,743,782
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.30
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income from affiliated investments	$1,682,647
Interest income	66,389,945
Total investment income	$68,072,592
Expenses
Investment adviser fee	$6,141,386
Distribution and service fees:
Advisers Class	93,939
Class A	448,992
Class C	133,960
Trustees’ fees and expenses	54,250
Custodian fee	315,384
Transfer and dividend disbursing agent fees	608,867
Legal and accounting services	61,100
Printing and postage	182,824
Registration fees	56,791
Interest expense and fees	658,661
Miscellaneous	66,174
Total expenses	$8,822,328
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$57,043
Total expense reductions	$57,043
Net expenses	$8,765,285
Net investment income	$59,307,307
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(89,589,022)
Written swaptions	(989,767)
Futures contracts	(3,001,191)
Swap contracts	19,014,437
Net realized loss	$(74,565,543)
Change in unrealized appreciation (depreciation):
Investments	$143,689,426
TBA sale commitments	(6,697,063)
Futures contracts	351,917
Swap contracts	(5,828,163)
Net change in unrealized appreciation (depreciation)	$131,516,117
Net realized and unrealized gain	$56,950,574
Net increase in net assets from operations	$116,257,881
12
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$59,307,307	$112,191,271
Net realized gain (loss)	(74,565,543)	23,327,255
Net change in unrealized appreciation (depreciation)	131,516,117	46,736,360
Net increase in net assets from operations	$116,257,881	$182,254,886
Distributions to shareholders:
Advisers Class	$(2,113,436)	$(3,362,919)
Class A	(10,119,826)	(24,372,619)
Class C	(793,140)	(2,090,150)
Class I	(60,825,889)	(129,732,267)
Total distributions to shareholders	$(73,852,291)	$(159,557,955)
Tax return of capital to shareholders:
Advisers Class	$—	$(240,546)
Class A	—	(1,778,543)
Class C	—	(149,829)
Class I	—	(9,498,224)
Total tax return of capital to shareholders	$—	$(11,667,142)
Transactions in shares of beneficial interest:
Advisers Class	$19,661,899	$(7,539,920)
Class A	(13,604,547)	(95,846,791)
Class C	(5,330,455)	(12,028,911)
Class I	88,594,769	(394,583,850)
Net increase (decrease) in net assets from Fund share transactions	$89,321,666	$(509,999,472)
Net increase (decrease) in net assets	$131,727,256	$(498,969,683)
Net Assets
At beginning of period	$2,550,225,369	$3,049,195,052
At end of period	$2,681,952,625	$2,550,225,369
13
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,			Period Ended October 31,
		2024	2023	2022	2021(1)
Net asset value — Beginning of period	$7.18	$7.17	$7.61	$7.99	$8.10
Income (Loss) From Operations
Net investment income(2)	$0.16	$0.30	$0.30	$0.13	$0.03
Net realized and unrealized gain (loss)	0.16	0.17	(0.37)	(0.35)	(0.09)
Total income (loss) from operations	$0.32	$0.47	$(0.07)	$(0.22)	$(0.06)
Less Distributions
From net investment income	$(0.20)	$(0.43)	$(0.37)	$(0.14)	$(0.05)
Tax return of capital	—	(0.03)	—	(0.02)	(0.00)(3)
Total distributions	$(0.20)	$(0.46)	$(0.37)	$(0.16)	$(0.05)
Net asset value — End of period	$7.30	$7.18	$7.17	$7.61	$7.99
Total Return(4)	4.53%(5)	6.64%	(0.92)%	(2.73)%	(0.70)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$85,931	$64,940	$72,272	$201,056	$276,067
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.89%(7)(8)	1.40%(8)	1.02%(8)	0.79%(8)	0.75%(7)
Net expenses	0.89%(7)(8)(9)	1.40%(8)(9)	1.02%(8)(9)	0.79%(8)(9)	0.75%(7)
Net investment income	4.48%(7)	4.08%	4.08%	1.69%	0.90%(7)
Portfolio Turnover(10)	320%(5)	712%	711%	798%	310%(11)
(1)	For the period from the commencement of operations, May 17, 2021, to October 31, 2021.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes interest expense, including on reverse repurchase agreements, of 0.05%, 0.55%, 0.20% and 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively.
(9)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(10)	Includes the effect of To Be Announced (TBA) transactions.
(11)	For the year ended October 31, 2021.
14
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$7.19	$7.17	$7.61	$8.00	$8.12	$8.10
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.30	$0.30	$0.13	$0.07	$0.10
Net realized and unrealized gain (loss)	0.16	0.18	(0.37)	(0.36)	(0.07)	0.10
Total income (loss) from operations	$0.32	$0.48	$(0.07)	$(0.23)	$0.00	$0.20
Less Distributions
From net investment income	$(0.20)	$(0.43)	$(0.37)	$(0.14)	$(0.11)	$(0.16)
From net realized gain	—	—	—	—	—	(0.02)
Tax return of capital	—	(0.03)	—	(0.02)	(0.01)	—
Total distributions	$(0.20)	$(0.46)	$(0.37)	$(0.16)	$(0.12)	$(0.18)
Net asset value — End of period	$7.31	$7.19	$7.17	$7.61	$8.00	$8.12
Total Return(2)	4.53%(3)	6.80%	(0.92)%	(2.85)%	(0.01)%	2.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$364,242	$371,893	$465,670	$879,760	$2,018,166	$1,764,637
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.89%(5)(6)	1.40%(6)	1.02%(6)	0.79%(6)	0.77%	0.82%(6)
Net expenses	0.89%(5)(6)(7)	1.40%(6)(7)	1.02%(6)(7)	0.79%(6)(7)	0.77%	0.82%(6)
Net investment income	4.48%(5)	4.08%	4.07%	1.61%	0.89%	1.19%
Portfolio Turnover(8)	320%(3)	712%	711%	798%	310%	152%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on reverse repurchase agreements, of 0.05%, 0.55%, 0.20%, 0.01% and 0.02% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022 and 2020, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(8)	Includes the effect of To Be Announced (TBA) transactions.
15
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$7.20	$7.18	$7.62	$8.01	$8.13	$8.11
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.25	$0.26	$0.09	$0.02	$0.05
Net realized and unrealized gain (loss)	0.16	0.18	(0.37)	(0.36)	(0.07)	0.10
Total income (loss) from operations	$0.30	$0.43	$(0.11)	$(0.27)	$(0.05)	$0.15
Less Distributions
From net investment income	$(0.18)	$(0.38)	$(0.33)	$(0.11)	$(0.07)	$(0.12)
From net realized gain	—	—	—	—	—	(0.01)
Tax return of capital	—	(0.03)	—	(0.01)	(0.00)(2)	—
Total distributions	$(0.18)	$(0.41)	$(0.33)	$(0.12)	$(0.07)	$(0.13)
Net asset value — End of period	$7.32	$7.20	$7.18	$7.62	$8.01	$8.13
Total Return(3)	4.22%(4)	6.14%	(1.51)%	(3.43)%	(0.60)%	1.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,561	$34,387	$46,203	$72,212	$103,518	$144,742
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.49%(6)(7)	2.00%(7)	1.62%(7)	1.39%(7)	1.37%	1.42%(7)
Net expenses	1.49%(6)(7)(8)	2.00%(7)(8)	1.62%(7)(8)	1.39%(7)(8)	1.37%	1.42%(7)
Net investment income	3.88%(6)	3.48%	3.47%	1.11%	0.30%	0.67%
Portfolio Turnover(9)	320%(4)	712%	711%	798%	310%	152%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.05%, 0.55%, 0.20%, 0.01% and 0.02% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022 and 2020, respectively.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(9)	Includes the effect of To Be Announced (TBA) transactions.
16
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$7.18	$7.16	$7.60	$7.99	$8.11	$8.09
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.31	$0.32	$0.15	$0.09	$0.12
Net realized and unrealized gain (loss)	0.16	0.19	(0.37)	(0.36)	(0.07)	0.10
Total income (loss) from operations	$0.33	$0.50	$(0.05)	$(0.21)	$0.02	$0.22
Less Distributions
From net investment income	$(0.21)	$(0.45)	$(0.39)	$(0.16)	$(0.13)	$(0.19)
From net realized gain	—	—	—	—	—	(0.01)
Tax return of capital	—	(0.03)	—	(0.02)	(0.01)	—
Total distributions	$(0.21)	$(0.48)	$(0.39)	$(0.18)	$(0.14)	$(0.20)
Net asset value — End of period	$7.30	$7.18	$7.16	$7.60	$7.99	$8.11
Total Return(2)	4.66%(3)	7.05%	(0.81)%	(2.49)%	0.24%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,202,219	$2,079,005	$2,465,050	$4,738,534	$7,682,437	$6,765,473
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64%(5)(6)	1.15%(6)	0.77%(6)	0.54%(6)	0.52%	0.57%(6)
Net expenses	0.64%(5)(6)(7)	1.15%(6)(7)	0.77%(6)(7)	0.54%(6)(7)	0.52%	0.57%(6)
Net investment income	4.73%(5)	4.33%	4.32%	1.94%	1.15%	1.46%
Portfolio Turnover(8)	320%(3)	712%	711%	798%	310%	152%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense, including on reverse repurchase agreements, of 0.05%, 0.55%, 0.20%, 0.01% and 0.02% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022 and 2020, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005% and less than 0.01% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(8)	Includes the effect of To Be Announced (TBA) transactions.
17
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Government Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
18

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts —Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject
19

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
M  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
N  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
O  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
P  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
Q  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2025, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
20

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $662,058,309 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $447,940,332 are short-term and $214,117,977 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts and TBA sale commitments, of the Fund at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,355,632,158
Gross unrealized appreciation	$216,255,909
Gross unrealized depreciation	(205,450,412)
Net unrealized appreciation	$10,805,497
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5000%
$1 billion but less than $2.5 billion	0.4750%
$2.5 billion but less than $5 billion	0.4550%
$5 billion but less than $10 billion	0.4400%
$10 billion but less than $15 billion	0.4300%
$15 billion but less than $20 billion	0.4225%
$20 billion and over	0.4175%
Pursuant to an amendment to the investment advisory agreement dated April 29, 2022, BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $10 billion and over from 0.4400% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. For the six months ended April 30, 2025, the Fund’s investment adviser fee amounted to $6,141,386 or 0.48% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $57,043 relating to the Fund's investment in the Liquidity Fund.
BMR has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.85%, 0.85%, 1.45% and 0.60% of the Fund’s average daily net assets for Advisers Class, Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 1, 2026. Pursuant to this agreement, no operating expenses were waived and/or reimbursed by BMR for the six months ended April 30, 2025.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $20,726 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,162 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
21

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class shares and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $93,939 for Advisers Class shares and $448,992 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $94,560 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $39,400 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.25% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received $5,754 and $1,066 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments (all U.S. Government and Agency Securities), other than short-term obligations and including maturities, paydowns and TBA transactions, aggregated $10,233,320,561 and $10,229,898,502, respectively, for the six months ended April 30, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Advisers Class
Sales	3,928,928	$ 28,348,730	3,899,807	$ 28,351,377
Issued to shareholders electing to receive payments of distributions in Fund shares	291,725	2,113,436	496,356	3,602,837
Redemptions	(1,494,654)	(10,800,267)	(5,437,531)	(39,494,134)
Net increase (decrease)	2,725,999	$ 19,661,899	(1,041,368)	$ (7,539,920)
22

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	5,704,787	$ 41,236,457	9,901,978	$ 71,972,831
Issued to shareholders electing to receive payments of distributions in Fund shares	1,325,394	9,606,601	3,425,989	24,875,205
Redemptions	(8,926,008)	(64,447,605)	(26,507,966)	(192,694,827)
Net decrease	(1,895,827)	$(13,604,547)	(13,179,999)	$ (95,846,791)
Class C
Sales	350,919	$ 2,544,944	530,702	$ 3,874,206
Issued to shareholders electing to receive payments of distributions in Fund shares	106,731	774,475	302,888	2,202,668
Redemptions	(1,195,732)	(8,649,874)	(2,489,141)	(18,105,785)
Net decrease	(738,082)	$ (5,330,455)	(1,655,551)	$ (12,028,911)
Class I
Sales	77,818,127	$562,120,641	145,761,147	$1,058,858,769
Issued to shareholders electing to receive payments of distributions in Fund shares	7,246,139	52,465,345	17,232,712	124,989,941
Redemptions	(72,951,134)	(525,991,217)	(217,484,893)	(1,578,432,560)
Net increase (decrease)	12,113,132	$ 88,594,769	(54,491,034)	$ (394,583,850)
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts, swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2025, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Fund invests (except for written swaptions as the Fund, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a
23

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased swaptions	$663,051(1)	$ —
Futures contracts	—	(1,952,379)(2)
Swap contracts (centrally cleared)	113,341,567(2)	—
Total	$114,004,618	$(1,952,379)
Derivatives not subject to master netting or similar agreements	$113,341,567	$(1,952,379)
Total Derivatives subject to master netting or similar agreements	$663,051	$ —
(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$663,051	$ —	$ —	$(663,051)	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
24

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Purchased swaptions	$ —	$(255,554)(1)
Written swaptions	(989,767)(2)	—
Futures contracts	(3,001,191)(3)	351,917(4)
Swap contracts	19,014,437(5)	(5,828,163)(6)
Total	$15,023,479	$(5,731,800)
(1)	Statement of Operations location: Change in unrealized appreciation (depreciation): Investments.
(2)	Statement of Operations location: Net realized gain (loss): Written swaptions.
(3)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
(5)	Statement of Operations location: Net realized gain (loss): Swap contracts.
(6)	Statement of Operations location: Change in unrealized appreciation (depreciation): Swap contracts.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Purchased Swaptions	Written Swaptions	Swap Contracts
$596,303,000	$246,717,000	$28,571,000	$14,286,000	$340,057,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
10  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of April 30, 2025. For the six months ended April 30, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $25,086,000 and 4.86%, respectively.
25

Eaton Vance
Short Duration Government Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

11  Affiliated Investments
At April 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,770,014, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$12,523,153	$917,074,294	$(922,827,433)	$ —	$ —	$6,770,014	$1,682,647	6,770,014
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$1,612,090,879	$ —	$1,612,090,879
Government National Mortgage Association Participation Agreements	—	80,637,456	—	80,637,456
U.S. Department of Agriculture Loans	—	43,284,730	—	43,284,730
U.S. Government Agency Commercial Mortgage-Backed Securities	—	16,452,054	—	16,452,054
U.S. Government Agency Mortgage-Backed Securities	—	1,645,269,395	—	1,645,269,395
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	29,758,149	—	29,758,149
Short-Term Investments	6,770,014	—	—	6,770,014
Purchased Interest Rate Swaptions	—	663,051	—	663,051
Total Investments	$ 6,770,014	$3,428,155,714	$ —	$3,434,925,728
Swap Contracts	$ —	$ 113,341,567	$ —	$ 113,341,567
Total	$ 6,770,014	$3,541,497,281	$ —	$3,548,267,295
Liability Description
TBA Sale Commitments	$ —	$ (179,877,261)	$ —	$ (179,877,261)
Futures Contracts	(1,952,379)	—	—	(1,952,379)
Total	$(1,952,379)	$ (179,877,261)	$ —	$ (181,829,640)
26

EALDX-NCSR    4.30.25

Eaton Vance
Global Macro Absolute Return Advantage Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Global Macro Absolute Return Advantage Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost $2,410,542,826)	$2,404,495,558
Receivable for Fund shares sold	3,185,383
Receivable from affiliates	179,713
Total assets	$2,407,860,654
Liabilities
Payable for Fund shares redeemed	$2,436,962
Payable to affiliates:
Distribution and service fees	85,393
Sub-transfer agency fee	16,681
Trustees' fees	42
Payable for transfer and dividend disbursing agent fees	174,699
Accrued expenses	136,611
Total liabilities	$2,850,388
Net Assets	$2,405,010,266
Sources of Net Assets
Paid-in capital	$2,584,671,491
Accumulated loss	(179,661,225)
Net Assets	$2,405,010,266
Class A Shares
Net Assets	$381,919,846
Shares Outstanding	35,626,082
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.72
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$11.08
Class C Shares
Net Assets	$8,417,913
Shares Outstanding	803,305
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.48
Class I Shares
Net Assets	$1,225,786,043
Shares Outstanding	112,527,442
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.89
Class R Shares
Net Assets	$1,414,892
Shares Outstanding	133,831
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.57

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2025
Class R6 Shares
Net Assets	$787,471,572
Shares Outstanding	72,450,360
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.87
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $221,701)	$7,438,247
Interest income allocated from Portfolio (net of foreign taxes withheld of $2,758,979)	115,429,516
Other income allocated from Portfolio	17,563
Expenses, excluding interest and dividend expense, allocated from Portfolio	(11,060,845)
Interest and dividend expense allocated from Portfolio	(17,081,581)
Total investment income from Portfolio	$94,742,900
Expenses
Distribution and service fees:
Class A	$424,809
Class C	40,389
Class R	3,090
Trustees’ fees and expenses	250
Custodian fee	30,697
Transfer and dividend disbursing agent fees	672,319
Legal and accounting services	36,041
Printing and postage	73,962
Registration fees	86,807
Miscellaneous	19,545
Total expenses	$1,387,909
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$645,430
Total expense reductions	$645,430
Net expenses	$742,479
Net investment income	$94,000,421
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$20,096,982
Written options	454,932
Securities sold short	9,399,241
Futures contracts	10,355,377
Swap contracts	14,013,552
Foreign currency transactions	4,577,783
Forward foreign currency exchange contracts	10,428,898
Non-deliverable bond forward contracts	(465,748)
Net realized gain	$68,861,017
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $20,193)	$34,245,763
Written options	698,596
Forward volatility agreements	55,074
Securities sold short	707,088
Futures contracts	(6,782,989)
Swap contracts	(3,997,625)
Foreign currency	(6,035,993)
Forward foreign currency exchange contracts	(19,280,542)
Non-deliverable bond forward contracts	(361,302)
Net change in unrealized appreciation (depreciation)	$(751,930)
Net realized and unrealized gain	$68,109,087
Net increase in net assets from operations	$162,109,508

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$94,000,421	$139,549,891
Net realized gain (loss)	68,861,017	(80,786,099)
Net change in unrealized appreciation (depreciation)	(751,930)	118,656,639
Net increase in net assets from operations	$162,109,508	$177,420,431
Distributions to shareholders:
Class A	$(18,077,532)	$(8,221,994)
Class C	(387,043)	(175,661)
Class I	(57,290,735)	(29,881,618)
Class R	(61,788)	(40,321)
Class R6	(44,693,036)	(23,171,574)
Total distributions to shareholders	$(120,510,134)	$(61,491,168)
Transactions in shares of beneficial interest:
Class A	$85,545,923	$13,622,715
Class C	399,500	(946,360)
Class I	223,374,809	53,311,272
Class R	264,909	(400,531)
Class R6	53,445,633	12,535,856
Net increase in net assets from Fund share transactions	$363,030,774	$78,122,952
Net increase in net assets	$404,630,148	$194,052,215
Net Assets
At beginning of period	$2,000,380,118	$1,806,327,903
At end of period	$2,405,010,266	$2,000,380,118

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.53	$9.91	$9.48	$10.45	$10.45	$10.25
Income (Loss) From Operations
Net investment income(1)	$0.44	$0.73	$0.56	$0.53	$0.52	$0.55
Net realized and unrealized gain (loss)	0.35	0.20	0.30	(1.04)	0.05	0.07
Total income (loss) from operations	$0.79	$0.93	$0.86	$(0.51)	$0.57	$0.62
Less Distributions
From net investment income	$(0.60)	$(0.31)	$(0.43)	$(0.46)	$(0.57)	$(0.42)
Total distributions	$(0.60)	$(0.31)	$(0.43)	$(0.46)	$(0.57)	$(0.42)
Net asset value — End of period	$10.72	$10.53	$9.91	$9.48	$10.45	$10.45
Total Return(2)	7.78%(3)	9.63%	9.16%	(5.02)%	5.52%	6.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$381,920	$289,366	$258,776	$151,818	$676,641	$758,795
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	2.95%(7)	2.32%	2.07%	1.62%	1.57%	1.59%
Net expenses(6)	2.87%(7)(8)	2.22%(8)	1.99%(8)	1.51%(8)	1.46%	1.44%
Net investment income	8.40%(7)	7.10%	5.69%	5.31%	5.03%	5.35%
Portfolio Turnover of the Portfolio	85%(3)	129%	56%	94%	82%	80%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.57%, 0.92%, 0.67%, 0.16%, 0.11% and 0.09% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.26	$9.64	$9.23	$10.18	$10.15	$9.93
Income (Loss) From Operations
Net investment income(1)	$0.40	$0.63	$0.48	$0.50	$0.44	$0.47
Net realized and unrealized gain (loss)	0.34	0.21	0.28	(1.06)	0.04	0.05
Total income (loss) from operations	$0.74	$0.84	$0.76	$(0.56)	$0.48	$0.52
Less Distributions
From net investment income	$(0.52)	$(0.22)	$(0.35)	$(0.39)	$(0.45)	$(0.30)
Total distributions	$(0.52)	$(0.22)	$(0.35)	$(0.39)	$(0.45)	$(0.30)
Net asset value — End of period	$10.48	$10.26	$9.64	$9.23	$10.18	$10.15
Total Return(2)	7.42%(3)	8.84%	8.31%	(5.69)%	4.85%	5.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,418	$7,832	$8,278	$10,906	$14,020	$20,894
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	3.70%(7)	3.07%	2.79%	2.32%	2.27%	2.29%
Net expenses(6)	3.62%(7)(8)	2.97%(8)	2.71%(8)	2.21%(8)	2.16%	2.14%
Net investment income	7.70%(7)	6.28%	5.05%	5.16%	4.33%	4.69%
Portfolio Turnover of the Portfolio	85%(3)	129%	56%	94%	82%	80%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.57%, 0.92%, 0.67%, 0.16%, 0.11% and 0.09% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.70	$10.06	$9.64	$10.62	$10.61	$10.39
Income (Loss) From Operations
Net investment income(1)	$0.46	$0.77	$0.59	$0.62	$0.57	$0.59
Net realized and unrealized gain (loss)	0.35	0.21	0.29	(1.10)	0.04	0.06
Total income (loss) from operations	$0.81	$0.98	$0.88	$(0.48)	$0.61	$0.65
Less Distributions
From net investment income	$(0.62)	$(0.34)	$(0.46)	$(0.50)	$(0.60)	$(0.43)
Total distributions	$(0.62)	$(0.34)	$(0.46)	$(0.50)	$(0.60)	$(0.43)
Net asset value — End of period	$10.89	$10.70	$10.06	$9.64	$10.62	$10.61
Total Return(2)	7.89%(3)	9.97%	9.39%	(4.79)%	5.93%	6.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,225,786	$980,907	$870,694	$803,281	$836,706	$1,293,211
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	2.70%(7)	2.07%	1.79%	1.32%	1.27%	1.29%
Net expenses(6)	2.62%(7)(8)	1.97%(8)	1.71%(8)	1.21%(8)	1.16%	1.14%
Net investment income	8.63%(7)	7.33%	5.96%	6.22%	5.35%	5.70%
Portfolio Turnover of the Portfolio	85%(3)	129%	56%	94%	82%	80%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.57%, 0.92%, 0.67%, 0.16%, 0.11% and 0.09% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2025
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.37	$9.76	$9.36	$10.33	$10.33	$10.12
Income (Loss) From Operations
Net investment income(1)	$0.42	$0.68	$0.53	$0.55	$0.50	$0.53
Net realized and unrealized gain (loss)	0.34	0.22	0.28	(1.07)	0.05	0.06
Total income (loss) from operations	$0.76	$0.90	$0.81	$(0.52)	$0.55	$0.59
Less Distributions
From net investment income	$(0.56)	$(0.29)	$(0.41)	$(0.45)	$(0.55)	$(0.38)
Total distributions	$(0.56)	$(0.29)	$(0.41)	$(0.45)	$(0.55)	$(0.38)
Net asset value — End of period	$10.57	$10.37	$9.76	$9.36	$10.33	$10.33
Total Return(2)	7.63%(3)	9.41%	8.91%	(5.29)%	5.36%	5.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,415	$1,121	$1,441	$1,340	$1,398	$1,506
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	3.20%(7)	2.57%	2.29%	1.82%	1.77%	1.79%
Net expenses(6)	3.12%(7)(8)	2.47%(8)	2.21%(8)	1.71%(8)	1.66%	1.64%
Net investment income	8.17%(7)	6.74%	5.48%	5.71%	4.82%	5.18%
Portfolio Turnover of the Portfolio	85%(3)	129%	56%	94%	82%	80%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.57%, 0.92%, 0.67%, 0.16%, 0.11% and 0.09% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.69	$10.05	$9.63	$10.63	$10.62	$10.41
Income (Loss) From Operations
Net investment income(1)	$0.47	$0.77	$0.60	$0.62	$0.57	$0.58
Net realized and unrealized gain (loss)	0.34	0.22	0.29	(1.11)	0.05	0.08
Total income (loss) from operations	$0.81	$0.99	$0.89	$(0.49)	$0.62	$0.66
Less Distributions
From net investment income	$(0.63)	$(0.35)	$(0.47)	$(0.51)	$(0.61)	$(0.45)
Total distributions	$(0.63)	$(0.35)	$(0.47)	$(0.51)	$(0.61)	$(0.45)
Net asset value — End of period	$10.87	$10.69	$10.05	$9.63	$10.63	$10.62
Total Return(2)	7.90%(3)	9.97%	9.60%	(4.84)%	5.94%	6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$787,472	$721,154	$667,138	$553,393	$637,812	$699,477
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses(6)	2.61%(7)	2.02%	1.76%	1.29%	1.24%	1.26%
Net expenses(6)	2.59%(7)(8)	1.94%(8)	1.68%(8)	1.18%(8)	1.13%	1.11%
Net investment income	8.78%(7)	7.36%	5.97%	6.20%	5.36%	5.53%
Portfolio Turnover of the Portfolio	85%(3)	129%	56%	94%	82%	80%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.57%, 0.92%, 0.67%, 0.16%, 0.11% and 0.09% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (59.9% at April 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Consolidated Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $226,329,506 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $65,879,117 are short-term and $160,450,389 are long-term.
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2025, the Fund incurred no investment adviser and administration fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited. (MSIM Ltd.), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.30%, 2.05%, 1.05%, 1.55% and 1.02% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after March 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $645,430 of the Fund’s operating expenses for the six months ended April 30, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $25,385 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,182 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. EVD also received distribution and

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $424,809 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $30,292 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $1,545 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $10,097 and $1,545 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received $425 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $371,923,599 and $129,884,040, respectively.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	7,678,520	$ 81,209,973	5,971,591	$ 61,986,066
Issued to shareholders electing to receive payments of distributions in Fund shares	1,759,973	17,934,129	822,420	8,133,738
Redemptions	(1,286,779)	(13,598,179)	(5,444,022)	(56,497,089)
Net increase	8,151,714	$ 85,545,923	1,349,989	$ 13,622,715
Class C
Sales	143,439	$ 1,482,785	240,291	$ 2,428,317
Issued to shareholders electing to receive payments of distributions in Fund shares	38,404	383,271	18,093	175,497
Redemptions	(141,569)	(1,466,556)	(354,008)	(3,550,174)
Net increase (decrease)	40,274	$ 399,500	(95,624)	$ (946,360)
Class I
Sales	35,024,096	$376,878,073	29,998,210	$313,094,941
Issued to shareholders electing to receive payments of distributions in Fund shares	4,789,711	49,525,610	2,596,195	26,039,831
Redemptions	(18,931,309)	(203,028,874)	(27,475,002)	(285,823,500)
Net increase	20,882,498	$223,374,809	5,119,403	$ 53,311,272
Class R
Sales	24,385	$ 253,222	39,637	$ 404,944
Issued to shareholders electing to receive payments of distributions in Fund shares	6,148	61,788	4,131	40,321
Redemptions	(4,799)	(50,101)	(83,371)	(845,796)
Net increase (decrease)	25,734	$ 264,909	(39,603)	$ (400,531)
Class R6
Sales	11,269,540	$121,165,706	14,702,693	$153,467,324
Issued to shareholders electing to receive payments of distributions in Fund shares	1,325,501	13,679,173	793,518	7,943,119
Redemptions	(7,612,643)	(81,399,246)	(14,384,347)	(148,874,587)
Net increase	4,982,398	$ 53,445,633	1,111,864	$ 12,535,856

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: Interest Only:(1) Series 2770, Class SH, 2.641%, (6.986% - 30-day SOFR Average), 3/15/34(2)	$447	$ 44,442
Federal National Mortgage Association: Interest Only:(1) Series 2010-109, Class PS, 2.132%, (6.486% - 30-day SOFR Average), 10/25/40(2)	1,017	83,364
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(3)(4)	42,066	41,041,932
Total Collateralized Mortgage Obligations (identified cost $41,517,113)		$ 41,169,738

Common Stocks — 8.4%
Security	Shares	Value
Argentina — 0.3%
Banco BBVA Argentina SA ADR(5)	146,855	$ 2,967,939
Banco Macro SA ADR(5)	37,671	3,334,637
Grupo Financiero Galicia SA ADR(5)	68,050	4,110,220
Grupo Supervielle SA ADR(5)	130,389	1,955,835
		$ 12,368,631
Belgium — 0.0%†
Cenergy Holdings SA	115,885	$ 1,153,727
		$ 1,153,727
Brazil — 0.3%
Vale SA ADR	1,175,401	$ 10,942,983
		$ 10,942,983
Bulgaria — 0.3%
Eurohold Bulgaria AD(5)	10,954,272	$ 11,815,544
		$ 11,815,544
Cyprus — 1.1%
Bank of Cyprus Holdings PLC(6)	600,000	$ 3,899,041
Bank of Cyprus Holdings PLC(6)	6,083,424	39,391,533
		$ 43,290,574
Georgia — 0.6%
Georgia Capital PLC(5)	797,927	$ 17,287,564
Lion Finance Group PLC	49,879	4,000,939
TBC Bank Group PLC	68,986	4,362,986
		$ 25,651,489
Security	Shares	Value
Greece — 0.9%
Alpha Services and Holdings SA	1,678,546	$ 4,092,683
Athens International Airport SA	17,952	185,989
Eurobank Ergasias Services and Holdings SA, Class A	1,883,202	5,344,574
Hellenic Telecommunications Organization SA	123,839	2,350,093
Ideal Holdings SA	75,184	536,240
JUMBO SA	86,884	2,743,143
Metlen Energy & Metals SA	67,784	3,208,033
Motor Oil (Hellas) Corinth Refineries SA	40,809	988,807
National Bank of Greece SA	532,846	5,655,344
OPAP SA	116,414	2,586,627
Optima bank SA	100,118	1,818,899
Piraeus Financial Holdings SA	805,851	4,525,683
Public Power Corp. SA	158,110	2,370,039
		$ 36,406,154
Iceland — 1.0%
Arion Banki Hf.(3)	7,000,132	$ 8,405,566
Eik fasteignafelag Hf.	11,971,940	1,168,363
Eimskipafelag Islands Hf.	809,063	2,288,590
Festi Hf.	895,742	2,091,510
Hagar Hf.	6,527,976	5,449,286
Hampidjan Hf.	1,332,529	1,091,725
Heimar Hf.	9,470,888	2,642,109
Icelandair Group Hf.(5)	138,342,419	1,090,483
Islandsbanki Hf.	6,785,230	5,675,842
Kvika banki Hf.	24,176,345	2,520,349
Olgerdin Egill Skallagrims Hf.(5)	12,186,826	1,728,095
Reitir fasteignafelag Hf.	3,221,540	2,623,775
Siminn Hf.	9,361,518	1,008,264
Skagi Hf.	9,151,064	1,320,126
		$ 39,104,083
Luxembourg — 0.1%
Alvotech SA(5)	483,654	$ 3,743,336
Zabka Group SA(5)	161,547	922,018
		$ 4,665,354
Philippines — 0.5%
Ayala Corp.	146,320	$ 1,570,591
Ayala Land, Inc.	4,695,300	2,106,308
Bank of the Philippine Islands	1,202,030	3,013,880
BDO Unibank, Inc.	1,296,630	3,721,404
International Container Terminal Services, Inc.	490,870	3,002,250
SM Investments Corp.	286,090	4,453,410
SM Prime Holdings, Inc.	8,037,700	3,508,676
		$ 21,376,519
Poland — 1.0%
Alior Bank SA	34,247	$ 928,020
Allegro.eu SA(3)(5)	251,431	2,206,161
Asseco Poland SA	8,399	346,815
Bank Millennium SA(5)	72,274	279,584

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Poland (continued)
Bank Polska Kasa Opieki SA(5)	69,984	$ 3,507,712
Budimex SA	35,100	5,899,604
CCC SA(5)	17,526	1,013,403
Cyfrowy Polsat SA(5)	55,648	272,917
Dino Polska SA(3)(5)	18,507	2,594,448
Enea SA(5)	49,955	189,062
Grupa Azoty SA(5)	783	4,296
Grupa Kety SA	6,217	1,423,653
Jastrzebska Spolka Weglowa SA(5)	3,842	24,608
KGHM Polska Miedz SA	53,481	1,707,246
KRUK SA	7,202	764,009
LPP SA	575	2,353,333
mBank SA(5)	5,456	1,188,777
Orange Polska SA	306,743	788,159
ORLEN SA	235,527	4,253,228
PGE Polska Grupa Energetyczna SA(5)	344,598	752,641
Powszechna Kasa Oszczednosci Bank Polski SA	280,756	5,397,794
Powszechny Zaklad Ubezpieczen SA	222,412	3,469,805
Santander Bank Polska SA	15,069	2,317,736
Text SA	838	12,008
XTB SA(3)	1,042	22,639
		$ 41,717,658
Slovenia — 0.3%
Nova Ljubljanska Banka DD GDR(7)	366,000	$ 10,830,959
		$ 10,830,959
South Korea — 1.0%
CJ CheilJedang Corp.	4,157	$ 699,147
Coway Co. Ltd.	20,211	1,244,401
GS Holdings Corp.	26,011	707,269
Hana Financial Group, Inc.	43,853	1,988,738
Hyundai Mobis Co. Ltd.	25,934	4,868,035
Industrial Bank of Korea	120,713	1,302,784
Kakao Corp.	73,598	1,977,191
Kangwon Land, Inc.	61,870	706,254
KB Financial Group, Inc.	57,419	3,628,806
KT&G Corp.	33,737	2,723,057
LG Uplus Corp.	126,528	1,068,349
Meritz Financial Group, Inc.	28,734	2,510,221
NAVER Corp.	15,313	2,154,625
Samsung C&T Corp.	46,940	4,039,627
Samsung Fire & Marine Insurance Co. Ltd.	7,019	1,851,806
Samsung Life Insurance Co. Ltd.	30,452	1,848,973
Shinhan Financial Group Co. Ltd.	77,516	2,801,426
SK Telecom Co. Ltd.	59,240	2,263,369
Woori Financial Group, Inc.	112,458	1,400,389
		$ 39,784,467
Spain — 0.0%†
AmRest Holdings SE	16,720	$ 78,290
		$ 78,290
Security	Shares	Value
United Kingdom — 0.0%†
Pepco Group NV(7)	61,400	$ 290,555
		$ 290,555
United States — 0.1%
Titan Cement International SA	44,160	$ 2,050,030
		$ 2,050,030
Vietnam — 0.9%
Bank for Foreign Trade of Vietnam JSC(5)	992,567	$ 2,194,524
Coteccons Construction JSC	238,600	747,512
Duc Giang Chemicals JSC	274,400	964,102
FPT Corp.	1,190,376	5,034,680
FPT Digital Retail JSC(5)	323,600	2,103,392
Gemadept Corp.	924,200	1,884,916
Hoa Phat Group JSC(5)	2,253,463	2,211,717
Khang Dien House Trading & Investment JSC(5)	380,200	386,452
KIDO Group Corp.	53,077	115,946
Masan Group Corp.(5)	586,840	1,415,314
Military Commercial Joint Stock Bank	1,653,700	1,506,905
Mobile World Investment Corp.	1,146,200	2,697,098
Nam Long Investment Corp.	778,700	831,663
Phat Dat Real Estate Development Corp.(5)	720,300	430,294
Phu Nhuan Jewelry JSC	436,066	1,197,656
Refrigeration Electrical Engineering Corp.	988,287	2,619,690
SSI Securities Corp.	926,593	822,346
Vietnam Dairy Products JSC	448,196	994,239
Vietnam Joint Stock Commercial Bank for Industry & Trade(5)	865,600	1,243,534
Vietnam Prosperity JSC Bank	1,727,600	1,105,351
Vietnam Technological & Commercial Joint Stock Bank	3,295,200	3,514,022
Vingroup JSC(5)	513,852	1,349,914
		$ 35,371,267
Total Common Stocks (identified cost $262,569,284)		$ 336,898,284

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(7)	USD	904	$ 100,621
Total Convertible Bonds (identified cost $812,009)			$ 100,621

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 6.2%
Security	Principal Amount (000's omitted)		Value
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(8)	USD	2,385	$ 155,323
Shimao Group Holdings Ltd., 5.60%, 7/15/26(7)(8)	USD	7,800	438,828
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(7)(9)	USD	769	94,146
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(7)(9)	USD	770	105,931
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(7)(9)	USD	1,545	212,376
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(7)(9)	USD	2,322	284,500
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(7)(9)	USD	2,328	285,188
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(7)(9)	USD	1,096	134,288
Times China Holdings Ltd.:
5.55%, 6/4/24(7)(8)	USD	6,284	235,650
6.75%, 7/16/23(7)(8)	USD	4,471	175,621
			$ 2,121,851
Georgia — 0.3%
Bank of Georgia JSC, 9.50% to 7/16/29(7)(10)(11)	USD	13,954	$ 13,748,821
			$ 13,748,821
Hungary — 0.5%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(7)(11)	EUR	12,633	$ 14,394,598
6.875% to 5/8/30, 11/8/35(7)(11)(12)	EUR	5,200	5,861,427
8.625% to 10/19/26, 10/19/27(7)(11)	EUR	427	515,219
			$ 20,771,244
Iceland — 0.0%
Wow Air Hf.:
0.00%(8)(10)(13)	EUR	121	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(8)(10)(13)	EUR	5,500	0
			$ 0
Kazakhstan — 1.8%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	10,204,000	$ 18,643,177
ForteBank JSC, 7.75%, 2/4/30(3)	USD	17,440	17,070,332
Kaspi.KZ JSC, 6.25%, 3/26/30(7)	USD	35,600	34,911,114
			$ 70,624,623
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(8)	USD	5,542	$ 41,568
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Alpha Holding SA de CV: (continued)
10.00%, 12/19/22(7)(8)	USD	2,697	$ 33,711
			$ 75,279
Paraguay — 0.3%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	86,780,460	$ 11,799,539
			$ 11,799,539
Saint Lucia — 0.0%†
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	71	$ 70,893
			$ 70,893
Supranational — 0.3%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(7)	USD	8,700	$ 8,569,778
17.35%, 3/1/27(7)	USD	2,580	2,500,701
			$ 11,070,479
Tunisia — 0.2%
Tunisian Republic, 3.28%, 8/9/27	JPY	1,300,000	$ 8,202,793
			$ 8,202,793
Uzbekistan — 1.6%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(7)	UZS	234,440,000	$ 18,717,498
Jscb Agrobank, 9.25%, 10/2/29(7)	USD	27,531	28,451,774
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(7)	UZS	229,890,000	17,793,123
21.00%, 7/24/27(7)	UZS	10,000,000	789,464
			$ 65,751,859
Venezuela — 1.1%
Petroleos de Venezuela SA:
5.375%, 4/12/27(7)(8)	USD	46,256	$ 5,481,360
5.50%, 4/12/37(7)(8)	USD	16,311	1,932,889
6.00%, 10/28/22(7)(8)	USD	35,824	3,940,646
6.00%, 5/16/24(7)(8)	USD	46,327	5,489,720
6.00%, 11/15/26(7)(8)	USD	24,091	2,854,786
8.50%, 10/27/20(3)(8)	USD	252	236,410
8.50%, 10/27/20(7)(8)	USD	12,798	12,029,650
9.00%, 11/17/21(7)(8)	USD	28,804	3,744,507
9.75%, 5/17/35(7)(8)	USD	23,898	3,106,769
12.75%, 2/17/22(7)(8)	USD	32,199	4,427,294
			$ 43,244,031
Total Foreign Corporate Bonds (identified cost $282,256,119)			$ 247,481,412

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Insurance Linked Securities — 1.7%
Security	Shares	Value
Reinsurance Side Cars — 0.6%
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(3)(13)(14)(15)	777,008	$ 627,823
Series 2022A, 0.00%, 3/20/26(3)(13)(14)(15)	21,948	23,315
Series 2022B, 0.00%, 3/20/26(3)(13)(14)(15)	18,431	37,246
Series 2024A, 0.00%, 3/17/28(3)(13)(14)(15)	136,842	1,657,746
Series 2025A, 0.00%, 3/19/30(3)(13)(14)(15)	18,000,000	16,968,600
Mt. Logan Re Ltd., Series A-1(13)(15)(16)	8,600	7,772,760
		$ 27,087,490
Segregated Account/Funds — 1.1%
1863 Fund Ltd. - Core Nat Cat Fund(5)(13)(15)	26,617	$ 29,217,097
PartnerRe ILS Fund SAC Ltd.(5)(13)(15)(16)	13,000	14,037,400
		$ 43,254,497
Total Insurance Linked Securities (identified cost $67,837,531)		$ 70,341,987

Loan Participation Notes — 0.6%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.6%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(7)(13)(17)	UZS	158,089,765	$ 12,252,784
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(7)(13)(17)	UZS	165,770,905	12,753,963
Total Loan Participation Notes (identified cost $27,691,671)			$ 25,006,747

Senior Floating-Rate Loans — 0.3%(18)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.3%
Provincia De Neuquen:
Term Loan, 11.735%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$3,415	$ 3,448,781
Term Loan, 11.735%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	3,102	3,133,399
Term Loan, 11.735%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	3,794	3,832,041
Total Senior Floating-Rate Loans (identified cost $10,483,185)		$ 10,414,221

Sovereign Government Bonds — 68.1%
Security	Principal Amount (000's omitted)		Value
Albania — 2.7%
Albania Government International Bonds, 4.75%, 2/14/35(7)	EUR	28,777	$ 31,140,177
Albanian Government Bonds:
3.70%, 1/10/28	ALL	92,900	1,095,246
3.90%, 1/22/30	ALL	315,900	3,747,128
4.05%, 2/7/32	ALL	732,800	8,654,882
4.30%, 7/10/27	ALL	805,900	9,521,031
4.70%, 2/23/27	ALL	197,200	2,330,633
4.95%, 7/22/29	ALL	2,338,600	28,821,132
5.25%, 1/26/29	ALL	1,230,400	15,251,792
5.25%, 1/23/35	ALL	345,600	4,300,595
5.59%, 2/19/40	ALL	237,700	2,841,060
6.13%, 7/25/34	ALL	83,800	1,065,588
			$ 108,769,264
Angola — 0.8%
Angola Government International Bonds:
8.75%, 4/14/32(7)	USD	1,903	$ 1,473,364
9.125%, 11/26/49(7)	USD	23,705	16,493,939
9.375%, 5/8/48(7)	USD	19,891	14,045,682
			$ 32,012,985
Argentina — 0.4%
Argentina Treasury Bonds BONCER:
0.00%, 3/31/27	ARS	3,341,744	$ 3,618,664
0.00%, 12/15/27	ARS	2,673,390	3,624,268
Bono Del Tesoro Nacional Capitalizable en Pesos:
2.15%, 6/30/26	ARS	3,341,740	2,861,967
2.60%, 2/13/26	ARS	5,848,039	5,579,113
			$ 15,684,012
Armenia — 1.7%
Republic of Armenia International Bonds, 6.75%, 3/12/35(7)	USD	9,516	$ 9,046,346
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	592,250	1,530,046
9.25%, 4/29/28	AMD	4,274,790	10,946,554
9.60%, 10/29/33	AMD	14,323,700	36,643,900
9.75%, 10/29/50	AMD	1,586,875	4,069,076
9.75%, 10/29/52	AMD	1,720,950	4,399,732
12.50%, 10/29/37	AMD	640,100	1,967,670
			$ 68,603,324
Bahamas — 0.8%
Bahamas Government International Bonds:
6.625%, 5/15/33(7)	USD	6,899	$ 6,072,421
6.95%, 11/20/29(7)	USD	2,359	2,234,735

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Bahamas (continued)
Bahamas Government International Bonds: (continued)
8.95%, 10/15/32(7)	USD	22,739	$ 22,981,496
			$ 31,288,652
Barbados — 0.5%
Barbados Government International Bonds, 6.50%, 10/1/29(7)	USD	21,217	$ 20,187,509
			$ 20,187,509
Benin — 1.7%
Benin Government International Bonds:
4.875%, 1/19/32(7)(19)	EUR	6,007	$ 5,970,991
4.95%, 1/22/35(7)(19)	EUR	30,108	27,586,653
6.875%, 1/19/52(7)(19)	EUR	25,162	22,411,887
7.96%, 2/13/38(7)	USD	4,320	3,893,648
8.375%, 1/23/41(7)	USD	10,331	9,462,680
			$ 69,325,859
Cameroon — 2.5%
Republic of Cameroon Government International Bonds:
5.95%, 7/7/32(7)(19)	EUR	55,750	$ 46,288,600
9.50%, 7/31/31(7)(19)	USD	62,593	55,427,432
			$ 101,716,032
Dominican Republic — 1.7%
Dominican Republic Bonds:
8.00%, 1/15/27(7)	DOP	128,350	$ 2,052,576
8.00%, 2/12/27(7)	DOP	621,240	9,884,109
10.75%, 6/1/36(3)	DOP	1,059,950	18,280,127
12.00%, 8/8/25(3)	DOP	535,040	9,086,218
12.75%, 9/23/29(3)	DOP	116,100	2,181,186
13.00%, 6/10/34(7)	DOP	402,900	8,128,400
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(7)	DOP	46,050	752,488
12.00%, 10/3/25(3)	DOP	379,500	6,429,197
13.00%, 12/5/25(3)	DOP	344,750	5,873,224
13.00%, 1/30/26(3)	DOP	342,670	5,861,600
			$ 68,529,125
Ecuador — 0.0%†
Ecuador Government International Bonds:
5.00%, 7/31/40(7)	USD	618	$ 277,111
5.00%, 7/31/40(7)	USD	961	430,789
			$ 707,900
Egypt — 7.0%
Egypt Government Bonds:
24.458%, 10/1/27	EGP	7,576,826	$ 152,521,539
25.318%, 8/13/27	EGP	980,209	19,988,506
Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Government International Bonds:
5.625%, 4/16/30(7)	EUR	5,929	$ 5,797,830
6.375%, 4/11/31(7)	EUR	6,282	6,153,605
7.30%, 9/30/33(7)	USD	8,151	6,607,037
7.903%, 2/21/48(7)	USD	28,090	19,429,361
8.15%, 11/20/59(7)	USD	13,110	9,177,819
8.50%, 1/31/47(7)	USD	21,447	15,663,066
8.625%, 2/4/30(7)	USD	13,075	12,503,819
8.70%, 3/1/49(7)	USD	16,252	12,190,666
8.75%, 9/30/51(7)	USD	11,613	8,604,130
8.875%, 5/29/50(7)	USD	7,552	5,698,917
9.45%, 2/4/33(7)	USD	6,345	5,837,987
			$ 280,174,282
Ethiopia — 1.6%
Ethiopia Government International Bonds, 6.625%, 12/11/24(7)(8)	USD	75,098	$ 63,457,810
			$ 63,457,810
Ghana — 1.9%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	14,277	$ 803,417
13.00%, 8/28/28	GHS	14,277	729,427
Ghana Government International Bonds:
0.00%, 1/3/30(7)	USD	1,028	781,322
1.50%, 1/3/37(7)	USD	4,693	1,928,390
5.00% to 7/3/28, 7/3/29(7)(20)	USD	3,713	3,171,273
5.00% to 7/3/28, 7/3/35(7)(20)	USD	78,628	53,504,544
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	40,429	2,395,512
8.50% (5.00% cash and 3.50% PIK), 2/15/28	GHS	31,771	1,703,743
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	17,155	848,641
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	48,058	2,240,111
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	36,286	1,594,850
9.10% (5.00% cash and 4.10% PIK), 2/10/32	GHS	49,611	2,086,474
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	35,549	1,441,821
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	14,099	538,650
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	22,719	855,432
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	9,532	355,588
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	23,828	884,461
			$ 75,863,656
Greece — 0.1%
Hellenic Republic Government International Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	744,029	$ 2,191,470
			$ 2,191,470
Guatemala — 0.7%
Guatemala Government International Bonds:
6.55%, 2/6/37(7)	USD	16,308	$ 16,276,486

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Guatemala (continued)
Guatemala Government International Bonds: (continued)
6.60%, 6/13/36(7)	USD	11,199	$ 11,218,775
			$ 27,495,261
Honduras — 1.0%
Honduras Government International Bonds, 8.625%, 11/27/34(7)	USD	38,811	$ 38,529,620
			$ 38,529,620
Iceland — 1.5%
Republic of Iceland:
4.50%, 2/17/42	ISK	5,322,180	$ 32,547,653
6.50%, 1/24/31	ISK	1,273,622	9,681,904
7.00%, 9/17/35	ISK	2,076,207	16,406,230
			$ 58,635,787
Indonesia — 3.1%
Indonesia Treasury Bonds:
6.50%, 7/15/30	IDR	863,933,000	$ 51,878,396
6.50%, 7/15/30	IDR	454,855,000	27,313,631
6.75%, 7/15/35	IDR	784,953,000	46,938,771
			$ 126,130,798
Ivory Coast — 0.9%
Ivory Coast Government International Bonds, 8.075%, 4/1/36(7)	USD	39,562	$ 36,757,475
			$ 36,757,475
Jordan — 0.4%
Jordan Government International Bonds:
5.85%, 7/7/30(7)	USD	11,925	$ 11,021,800
7.375%, 10/10/47(7)	USD	7,378	6,204,068
			$ 17,225,868
Kazakhstan — 0.3%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	1,586,746	$ 2,407,846
5.50%, 9/20/28	KZT	84,294	125,761
10.55%, 7/28/29	KZT	4,438,057	7,539,542
14.00%, 5/12/31	KZT	185,446	349,737
14.00%, 5/19/32	KZT	126,440	237,433
			$ 10,660,319
Lebanon — 1.3%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(8)	USD	48,558	$ 8,376,255
6.00%, 1/27/23(7)(8)	USD	14,720	2,546,008
6.10%, 10/4/22(7)(8)	USD	49,839	8,571,685
6.15%, 6/19/20(7)(8)	USD	15,345	2,637,422
6.20%, 2/26/25(7)(8)	USD	4,511	780,121
Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.25%, 5/27/22(7)(8)	USD	5,721	$ 983,740
6.25%, 11/4/24(7)(8)	USD	1,659	287,052
6.25%, 6/12/25(7)(8)	USD	3,416	592,181
6.375%, 3/9/20(7)(8)	USD	24,697	4,251,743
6.40%, 5/26/23(7)(8)	USD	46,744	8,086,712
6.65%, 4/22/24(7)(8)	USD	13,414	2,315,089
6.75%, 11/29/27(7)(8)	USD	969	166,994
6.85%, 3/23/27(7)(8)	USD	956	164,644
6.85%, 5/25/29(7)(8)	USD	20,778	3,581,997
7.00%, 3/20/28(7)(8)	USD	1,604	278,543
7.00%, 4/22/31(7)(8)	USD	13,185	2,289,615
7.00%, 3/23/32(7)(8)	USD	771	132,977
7.25%, 3/23/37(7)(8)	USD	3,194	554,579
8.25%, 4/12/21(7)(8)	USD	27,534	4,735,160
			$ 51,332,517
Mexico — 1.7%
Mexican Bonos, 8.00%, 7/31/53	MXN	1,674,226	$ 69,954,495
			$ 69,954,495
Mongolia — 0.5%
Mongolia Government International Bonds:
6.625%, 2/25/30(3)	USD	2,400	$ 2,315,187
6.625%, 2/25/30(7)	USD	18,800	18,135,632
7.875%, 6/5/29(7)	USD	1,400	1,418,880
			$ 21,869,699
Montenegro — 1.7%
Montenegro Government International Bonds:
2.875%, 12/16/27(7)	EUR	4,040	$ 4,464,329
4.875%, 4/1/32(7)	EUR	45,190	49,755,757
7.25%, 3/12/31(7)	USD	14,446	14,588,113
			$ 68,808,199
New Zealand — 6.2%
New Zealand Government Bonds:
2.50%, 9/20/40(7)(21)	NZD	88,846	$ 49,769,900
2.75%, 4/15/37(7)(19)	NZD	19,005	9,328,992
4.25%, 5/15/34(19)	NZD	95,188	56,152,484
4.25%, 5/15/36(19)	NZD	90,000	52,095,509
4.50%, 5/15/35(19)	NZD	135,850	81,051,057
5.00%, 5/15/54(19)	NZD	4,140	2,405,040
			$ 250,802,982
Nigeria — 0.5%
Nigeria Government International Bonds:
7.875%, 2/16/32(7)	USD	2,349	$ 2,035,315
9.248%, 1/21/49(7)	USD	856	724,718

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria Government International Bonds: (continued)
10.375%, 12/9/34(7)	USD	19,951	$ 18,892,200
			$ 21,652,233
Paraguay — 1.5%
Paraguay Government Bonds:
7.90%, 2/9/31(3)	PYG	166,977,000	$ 20,506,131
7.90%, 2/9/31(7)	PYG	97,630,000	11,989,757
8.50%, 3/4/35(3)	PYG	218,837,000	27,011,324
			$ 59,507,212
Peru — 4.7%
Peru Government Bonds:
5.35%, 8/12/40	PEN	141,946	$ 32,352,908
5.40%, 8/12/34	PEN	79,212	19,929,024
6.90%, 8/12/37	PEN	232,434	62,755,503
7.60%, 8/12/39(3)(7)	PEN	263,632	74,905,995
			$ 189,943,430
Poland — 3.7%
Republic of Poland Government Bonds, 2.00%, 8/25/36(21)	PLN	623,082	$ 148,976,958
			$ 148,976,958
Serbia — 2.8%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	3,274,700	$ 30,961,491
7.00%, 10/26/31	RSD	7,458,940	81,122,462
			$ 112,083,953
Sri Lanka — 3.2%
Sri Lanka Government Bonds:
9.00%, 10/1/32	LKR	738,000	$ 2,213,241
9.00%, 6/1/33	LKR	200,000	591,822
9.00%, 11/1/33	LKR	6,345,000	18,667,948
10.25%, 9/15/34	LKR	2,040,000	6,272,563
11.00%, 10/15/28	LKR	3,141,000	10,777,823
11.00%, 9/15/29	LKR	722,000	2,458,825
11.00%, 10/15/30	LKR	1,175,000	3,982,060
11.50%, 12/15/28	LKR	722,000	2,510,706
11.50%, 12/15/32	LKR	1,320,000	4,498,555
11.75%, 6/15/29	LKR	252,000	880,180
Sri Lanka Government International Bonds:
1.00% to 12/15/25, 6/15/38(3)(20)	USD	14,048	9,131,441
3.10% to 7/15/27, 1/15/30(3)(20)	USD	13,561	11,150,270
3.35% to 9/15/27, 3/15/33(3)(20)	USD	19,930	13,951,349
3.60% to 12/15/27, 6/15/35(3)(20)	USD	13,458	8,773,056
3.60% to 11/15/27, 5/15/36(3)(20)	USD	9,340	6,561,305
3.60% to 8/15/27, 2/15/38(3)(20)	USD	18,688	13,221,565
Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government International Bonds: (continued)
4.00%, 4/15/28(3)	USD	11,873	$ 10,968,186
			$ 126,610,895
Suriname — 2.5%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(3)	USD	46,299	$ 42,757,035
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(7)(19)	USD	15,466	14,282,874
9.00%, Oil-Linked, 12/31/50(3)	USD	27,271	28,866,354
9.00%, Oil-Linked, 12/31/50(7)(19)	USD	12,434	13,161,389
			$ 99,067,652
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(7)	USD	701	$ 687,628
			$ 687,628
Tunisia — 0.5%
Tunisian Republic:
3.50%, 2/3/33	JPY	800,000	$ 4,223,315
4.20%, 3/17/31	JPY	60,000	343,422
4.30%, 8/2/30	JPY	60,000	343,877
6.375%, 7/15/26(7)	EUR	12,874	14,154,809
			$ 19,065,423
Ukraine — 2.9%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(7)(20)	USD	17,564	$ 8,913,387
0.00% to 2/1/27, 2/1/36(7)(20)	USD	16,938	8,721,987
0.00%, GDP-Linked, 8/1/41(7)(22)	USD	116,241	83,041,873
1.75% to 8/1/25, 2/1/29(7)(20)	USD	2,938	1,844,624
1.75% to 8/1/25, 2/1/34(7)(20)	USD	15,529	7,912,025
1.75% to 8/1/25, 2/1/35(7)(20)	USD	4,298	2,146,206
1.75% to 8/1/25, 2/1/36(7)(20)	USD	7,625	3,702,908
			$ 116,283,010
Uzbekistan — 2.3%
National Bank of Uzbekistan, 19.875%, 7/5/27(7)	UZS	229,510,000	$ 17,948,038
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(7)	UZS	510,000,000	39,783,540
16.25%, 10/12/26(7)	UZS	367,300,000	28,876,189
16.625%, 5/29/27(7)	UZS	60,000,000	4,757,529
			$ 91,365,296
Venezuela — 0.7%
Venezuela Government International Bonds:
6.00%, 12/9/20(7)(8)	USD	16,584	$ 2,155,855
7.00%, 12/1/18(7)(8)	USD	5,278	705,933

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
7.00%, 3/31/38(7)(8)	USD	7,051	$ 1,092,905
7.65%, 4/21/25(7)(8)	USD	12,982	1,914,845
7.75%, 10/13/19(7)(8)	USD	21,553	3,057,860
8.25%, 10/13/24(7)(8)	USD	32,387	4,777,082
9.00%, 5/7/23(7)(8)	USD	11,632	1,730,230
9.25%, 9/15/27(8)	USD	21,387	3,796,193
9.25%, 5/7/28(7)(8)	USD	19,020	3,138,317
9.375%, 1/13/34(8)	USD	3,518	747,575
11.75%, 10/21/26(7)(8)	USD	6,750	1,248,676
11.95%, 8/5/31(7)(8)	USD	9,193	1,539,777
12.75%, 8/23/22(7)(8)	USD	19,496	3,302,169
			$ 29,207,417
Zambia — 0.1%
Zambia Government International Bonds, 0.50%, 12/31/53(7)	USD	3,664	$ 2,093,660
			$ 2,093,660
Total Sovereign Government Bonds (identified cost $2,685,418,368)			$2,733,259,667

Sovereign Loans — 2.9%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.8%
Commonwealth of the Bahamas, 9.447%, (3 mo. EURIBOR + 6.85%), 11/24/28	EUR	26,830	$ 31,072,174
			$ 31,072,174
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 8.312%, (6 mo. EURIBOR + 5.75%), 1/6/28(23)	EUR	3,393	$ 3,863,003
			$ 3,863,003
Kenya — 0.0%†
Government of Kenya, Term Loan, 11.163%, (6 mo. USD Term SOFR + 6.45%), 6/29/25(23)	USD	1,316	$ 1,339,783
			$ 1,339,783
Tanzania — 2.0%
Government of the United Republic of Tanzania:
Term Loan, 9.682%, (6 mo. USD Term SOFR + 5.45%), 2/27/31(23)	USD	16,200	$ 15,977,250
Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania (continued)
Government of the United Republic of Tanzania: (continued)
Term Loan, 10.862%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(23)	USD	65,562	$ 63,851,700
			$ 79,828,950
Total Sovereign Loans (identified cost $116,320,187)			$ 116,103,910

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(24)(25) Series 2018-3, Class A, 2.531%, 5/24/44(3)	$73,411	$ 4,245,871
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $20,075,929)		$ 4,245,871

Short-Term Investments — 13.3%
Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(26)	77,408,033	$ 77,408,033
Total Affiliated Fund (identified cost $77,408,033)		$ 77,408,033

Repurchase Agreements — 7.9%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 1/9/25 with an interest rate of 4.05%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 5.25%, due 1/25/33 and a market value, including accrued interest, of $7,095,196(27)	USD	7,070	$ 7,070,205
Dated 1/9/25 with an interest rate of 4.15%, collateralized by USD 3,523,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $3,759,892(27)	USD	3,844	3,844,474
Dated 2/4/25 with an interest rate of 4.00%, collateralized by USD 2,484,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $2,651,028(27)	USD	2,667	2,667,195

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Bank of America: (continued)
Dated 2/24/25 with an interest rate of 4.00%, collateralized by USD 19,482,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $12,026,948(27)	USD	12,517	$ 12,517,185
Dated 3/12/25 with an interest rate of 4.10%, collateralized by USD 10,229,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $7,412,982(27)	USD	8,068	8,068,124
Dated 4/11/25 with an interest rate of 4.00%, collateralized by USD 12,500,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $7,764,500(27)	USD	7,313	7,312,590
Barclays Bank PLC:
Dated 12/19/24 with an interest rate of 3.00%, collateralized by USD 3,863,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $4,017,344(27)	USD	4,278	4,278,273
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 8,197,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $7,020,218(27)	USD	7,183	7,182,621
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 15,452,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $13,765,717(27)	USD	14,988	14,988,440
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $6,387,042(27)	USD	6,906	6,906,006
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 11,590,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $10,864,104(27)	USD	11,126	11,126,400
Dated 1/3/25 with an interest rate of 3.75%, collateralized by USD 4,031,000 Panama Government International Bonds, 7.875%, due 3/1/57 and a market value, including accrued interest, of $3,963,153(27)	USD	4,192	4,192,240
Dated 2/6/25 with an interest rate of 4.00%, collateralized by USD 6,130,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $6,542,191(27)	USD	6,981	6,981,407
Dated 2/19/25 with an interest rate of 3.50%, collateralized by USD 11,591,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $12,218,781(27)	USD	13,257	13,257,206
Dated 3/3/25 with an interest rate of 3.90%, collateralized by USD 17,144,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $14,913,946(27)	USD	16,651	16,651,110
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 3/3/25 with an interest rate of 4.05%, collateralized by USD 8,658,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $5,597,440(27)	USD	6,126	$ 6,125,535
Dated 4/11/25 with an interest rate of 4.13%, collateralized by USD 15,857,000 Ares Capital Corp., 5.80%, due 3/8/32 and a market value, including accrued interest, of $15,789,926(27)	USD	15,220	15,220,130
Dated 4/15/25 with an interest rate of 4.10%, collateralized by USD 3,964,000 Blue Owl Credit Income Corp., 6.65%, due 3/15/31 and a market value, including accrued interest, of $4,040,836(27)	USD	4,132	4,132,470
Dated 4/15/25 with an interest rate of 4.10%, collateralized by USD 4,013,000 Blackstone Private Credit Fund, 6.00%, due 11/22/34 and a market value, including accrued interest, of $3,938,932(27)	USD	4,048	4,048,114
Dated 4/24/25 with an interest rate of 1.10%, collateralized by EUR 3,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,439,394(27)	EUR	3,169	3,589,720
Dated 4/24/25 with an interest rate of 1.25%, collateralized by EUR 1,800,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,934,024(27)	EUR	1,787	2,023,837
Dated 4/24/25 with an interest rate of 1.60%, collateralized by EUR 6,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $6,446,748(27)	EUR	5,955	6,746,125
Citibank, N.A.:
Dated 4/3/25 with an interest rate of 3.95%, collateralized by USD 8,572,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $7,456,973(27)	USD	7,925	7,924,778
Dated 4/17/25 with an interest rate of 3.90%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $8,035,727(27)	USD	8,388	8,388,433
Nomura International PLC:
Dated 12/19/24 with an interest rate of 3.90%, collateralized by USD 5,050,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $4,733,712(27)	USD	5,080	5,080,048
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 1,885,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $2,011,750(27)	USD	2,206	2,205,874
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 4,619,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,072,848(27)	USD	4,181	4,180,657

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 3/12/25 with an interest rate of 4.05%, collateralized by USD 3,896,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $2,405,143(27)	USD	2,659	$ 2,659,020
Dated 3/19/25 with an interest rate of 2.40%, collateralized by EUR 3,044,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,270,650(27)	USD	3,098	3,097,971
Dated 3/19/25 with an interest rate of 3.25%, collateralized by USD 14,051,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $13,714,414(27)	USD	14,547	14,547,000
Dated 3/19/25 with an interest rate of 3.85%, collateralized by USD 14,678,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $12,942,467(27)	USD	13,501	13,500,824
Dated 3/19/25 with an interest rate of 4.05%, collateralized by USD 3,897,000 Panama Government International Bonds, 4.50%, due 5/15/47 and a market value, including accrued interest, of $2,648,311(27)	USD	2,864	2,864,295
Dated 3/19/25 with an interest rate of 4.00%, collateralized by USD 12,092,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $7,817,538(27)	USD	8,634	8,633,688
Dated 3/19/25 with an interest rate of 4.05%, collateralized by USD 5,501,000 Panama Government International Bonds, 4.50%, due 1/19/63 and a market value, including accrued interest, of $3,435,303(27)	USD	3,682	3,682,232
Dated 3/19/25 with an interest rate of 4.05%, collateralized by USD 46,786,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $40,700,180(27)	USD	46,055	46,054,969
Dated 3/19/25 with an interest rate of 4.06%, collateralized by USD 3,935,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $2,543,997(27)	USD	2,810	2,809,590
Dated 4/11/25 with an interest rate of 3.60%, collateralized by USD 10,803,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $7,828,962(27)	USD	7,611	7,611,254
Dated 4/30/25 with an interest rate of 3.00%, collateralized by USD 14,051,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $13,714,414(27)	USD	14,363	14,362,581
Total Repurchase Agreements (identified cost $316,593,716)			$ 316,532,621

Sovereign Government Securities — 1.2%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	280,700	$ 3,150,866
			$ 3,150,866
Nigeria — 1.1%
Nigeria OMO Bills:
0.00%, 5/20/25	NGN	9,507,294	$ 5,863,595
0.00%, 5/27/25	NGN	23,718,773	14,541,732
0.00%, 6/10/25	NGN	1,562,150	946,880
0.00%, 6/17/25	NGN	11,309,863	6,817,442
0.00%, 8/19/25	NGN	5,735,526	3,299,307
0.00%, 9/30/25	NGN	6,251,259	3,505,645
0.00%, 10/7/25	NGN	15,097,905	8,433,759
0.00%, 2/24/26	NGN	1,075,389	550,141
0.00%, 2/25/26	NGN	5,777,498	2,972,005
			$ 46,930,506
Total Sovereign Government Securities (identified cost $51,697,966)			$ 50,081,372

U.S. Treasury Obligations — 2.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/15/25(28)	$6,752	$ 6,740,945
0.00%, 5/22/25(28)	63,175	63,018,828
0.00%, 5/29/25(28)	1,700	1,694,427
0.00%, 6/5/25(28)	19,027	18,948,844
Total U.S. Treasury Obligations (identified cost $90,403,923)		$ 90,403,044
Total Short-Term Investments (identified cost $536,103,638)		$ 534,425,070

Total Purchased Options — 0.1% (identified cost $7,231,042)	$ 5,014,268
Total Investments — 102.7% (identified cost $4,058,316,076)	$4,124,461,796
Total Written Options — (0.1)% (premiums received $4,234,785)	$ (2,952,594)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short — (10.7)%
Common Stocks — (0.0)%†
Security	Shares	Value
New Zealand — (0.0)%†
Kiwi Property Group Ltd.	(14,965)	$ (7,337)
Meridian Energy Ltd.	(3,176)	(10,339)
Ryman Healthcare Ltd.(5)	(145,677)	(191,077)
Total Common Stocks (proceeds $270,590)		$ (208,753)
Corporate Bonds — (0.6)%
Security	Principal Amount (000's omitted)		Value
United States — (0.6)%
ARES Capital Corp., 5.80%, 3/8/32	USD	(15,857)	$ (15,501,240)
Blackstone Private Credit Fund, 6.00%, 11/22/34(3)	USD	(4,013)	(3,832,587)
Blue Owl Credit Income Corp., 6.65%, 3/15/31	USD	(3,964)	(4,007,153)
Total Corporate Bonds (proceeds $22,687,920)			$ (23,340,980)
Exchange-Traded Funds — (4.3)%
Security	Shares	Value
United States — (4.3)%
iShares Broad USD High Yield Corporate Bond ETF	(2,613,963)	$ (95,671,046)
iShares JPMorgan USD Emerging Markets Bond ETF	(852,945)	(76,730,932)
Total Exchange-Traded Funds (proceeds $167,928,982)		$ (172,401,978)
Sovereign Government Bonds — (5.8)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.2)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(8,028)	$ (6,804,031)
			$ (6,804,031)
Azerbaijan — (0.4)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(7)	USD	(19,297)	$ (16,902,749)
			$ (16,902,749)
Bahrain — (1.6)%
Bahrain Government International Bonds:
5.25%, 1/25/33(7)	USD	(7,727)	$ (6,987,018)
5.625%, 5/18/34(7)	USD	(16,640)	(15,174,016)
Security	Principal Amount (000's omitted)		Value
Bahrain (continued)
Bahrain Government International Bonds: (continued)
6.00%, 9/19/44(7)	USD	(7,727)	$ (6,332,952)
7.50%, 2/12/36(7)	USD	(11,590)	(11,862,319)
7.50%, 9/20/47(7)	USD	(14,051)	(13,594,395)
7.75%, 4/18/35(7)	USD	(11,591)	(12,186,343)
			$ (66,137,043)
Kazakhstan — (0.7)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(7)	USD	(15,452)	$ (13,730,145)
6.50%, 7/21/45(7)	USD	(14,022)	(14,711,686)
			$ (28,441,831)
Panama — (2.5)%
Panama Government International Bonds:
4.50%, 5/15/47	USD	(3,897)	$ (2,567,449)
4.50%, 4/16/50	USD	(21,685)	(13,978,801)
4.50%, 4/1/56	USD	(23,378)	(14,344,424)
4.50%, 1/19/63	USD	(5,501)	(3,365,165)
6.853%, 3/28/54	USD	(72,502)	(62,615,648)
7.875%, 3/1/57	USD	(4,031)	(3,910,246)
			$ (100,781,733)
Poland — (0.4)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(7)	EUR	(10,844)	$ (11,632,912)
2.75%, 5/25/32(7)	EUR	(3,000)	(3,352,079)
			$ (14,984,991)
Total Sovereign Government Bonds (proceeds $240,182,105)			$ (234,052,378)
Total Securities Sold Short (proceeds $431,069,597)			$ (430,004,089)

Other Assets, Less Liabilities — 8.0%	$ 322,621,205
Net Assets — 100.0%	$4,014,126,318
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2025.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $427,779,429 or 10.7% of the Portfolio's net assets.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2025.
(5)	Non-income producing security.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $1,345,054,435 or 33.5% of the Portfolio's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	When-issued security.
(13)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(14)	Quantity held represents principal in USD.
(15)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(16)	Restricted security (see Note 5).
(17)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(20)	Step coupon security. Interest rate represents the rate in effect at April 30, 2025.
(21)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(22)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(23)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(24)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(25)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2025 of all interest only securities comprising the trust.
(26)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2025.
(27)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(28)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	53,000,000	CNH	7.50	1/20/26	$ 322,134
Call USD vs. Put CNH	Goldman Sachs International	USD	57,340,000	CNH	7.50	2/4/26	373,857
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	58,000,000	CNH	7.50	1/19/26	351,016
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	28,000,000	CNH	7.45	1/22/26	198,548
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	8,110,000	CNH	7.50	2/4/26	52,877
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	50,900,000	INR	85.50	1/25/29	526,561
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	27,200,000	INR	85.50	1/25/29	281,384
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	26,300,000	INR	85.50	1/30/29	272,731
Total							$2,379,108
†	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Call Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
ICE Brent Crude Oil Futures 09/2025	5,989	$ 378,025,680	$ 80.00	7/28/25	$2,635,160
Total					$2,635,160
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	53,000,000	CNH	7.80	1/20/26	$ (143,524)
Call USD vs. Put CNH	Goldman Sachs International	USD	57,340,000	CNH	7.80	2/4/26	(174,142)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	58,000,000	CNH	7.80	1/19/26	(155,962)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	28,000,000	CNH	7.80	1/22/26	(76,692)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	8,110,000	CNH	7.80	2/4/26	(24,630)
Call USD vs. Put KRW	Goldman Sachs International	USD	57,000,000	KRW	1,490.00	7/23/25	(261,288)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	76,000,000	KRW	1,490.00	7/23/25	(348,384)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	28,840,000	KRW	1,500.00	7/31/25	(121,214)
Put USD vs. Call CNH	Deutsche Bank AG	USD	53,000,000	CNH	6.80	1/20/26	(207,389)
Put USD vs. Call CNH	Goldman Sachs International	USD	57,340,000	CNH	6.85	2/4/26	(319,728)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	58,000,000	CNH	6.85	1/19/26	(289,188)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	28,000,000	CNH	6.80	1/22/26	(111,636)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	8,110,000	CNH	6.85	2/4/26	(45,221)
Put USD vs. Call KRW	Goldman Sachs International	USD	57,000,000	KRW	1,350.00	7/23/25	(231,420)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	76,000,000	KRW	1,350.00	7/23/25	(308,560)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	28,840,000	KRW	1,350.00	7/31/25	(133,616)
Total							$(2,952,594)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	13,256,000,000	USD	9,057,119	5/7/25	$ 268,241
USD	26,248,994	KRW	37,739,000,000	5/7/25	(299,722)
USD	32,218,145	KRW	46,284,587,000	5/7/25	(342,240)
IDR	295,735,890,000	USD	17,488,817	5/14/25	335,717
IDR	171,351,000,000	USD	10,074,730	5/14/25	252,903
IDR	171,353,000,000	USD	10,085,521	5/14/25	242,232
IDR	131,981,610,000	USD	7,778,724	5/14/25	176,045
IDR	114,236,000,000	USD	6,719,765	5/14/25	165,444
IDR	100,937,080,000	USD	5,946,220	5/14/25	137,439
IDR	47,579,720,000	USD	2,804,251	5/14/25	63,465
CLP	37,904,104,000	USD	39,281,714	6/18/25	735,922
CLP	12,647,000,000	USD	13,243,108	6/18/25	109,088
CLP	1,378,000,000	USD	1,444,112	6/18/25	10,725
CLP	315,896,000	USD	326,724	6/18/25	6,787
CLP	317,000,000	USD	327,934	6/18/25	6,742
CLP	316,000,000	USD	327,362	6/18/25	6,258
CLP	317,000,000	USD	328,549	6/18/25	6,127
CLP	317,000,000	USD	328,566	6/18/25	6,110
COP	63,221,940,000	USD	14,999,986	6/18/25	(132,286)
EUR	160,608,151	USD	173,117,920	6/18/25	9,318,555
EUR	30,654,778	USD	33,042,479	6/18/25	1,778,604
EUR	36,884,347	USD	40,249,413	6/18/25	1,647,902
EUR	27,940,000	USD	30,116,247	6/18/25	1,621,091
EUR	17,403,942	USD	18,889,334	6/18/25	879,986
EUR	11,915,055	USD	12,931,981	6/18/25	602,454
EUR	6,962,588	USD	7,556,831	6/18/25	352,045
EUR	6,813,051	USD	7,394,531	6/18/25	344,485
EUR	4,268,592	USD	4,601,073	6/18/25	247,666
EUR	3,021,987	USD	3,279,907	6/18/25	152,799
EUR	1,877,194	USD	2,048,456	6/18/25	83,868
EUR	1,328	USD	1,441	6/18/25	67
IDR	403,204,000,000	USD	23,963,152	6/18/25	356,897
IDR	301,177,000,000	USD	17,921,868	6/18/25	244,220
IDR	301,658,000,000	USD	17,955,833	6/18/25	239,268
IDR	151,354,000,000	USD	9,002,736	6/18/25	126,481
IDR	101,212,100,000	USD	6,019,155	6/18/25	85,653
IDR	49,000,000,000	USD	2,916,319	6/18/25	39,213
INR	2,437,000,000	USD	27,727,842	6/18/25	981,853
INR	1,516,500,000	USD	17,268,276	6/18/25	597,236
INR	1,495,000,000	USD	17,025,396	6/18/25	586,830
INR	1,458,000,000	USD	16,607,814	6/18/25	568,523
INR	1,385,000,000	USD	15,774,487	6/18/25	541,855
INR	1,620,000,000	USD	18,602,515	6/18/25	482,305
INR	1,622,000,000	USD	18,740,612	6/18/25	367,769

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	1,238,000,000	USD	14,264,316	6/18/25	$ 320,256
INR	1,298,000,000	USD	15,078,996	6/18/25	212,421
INR	744,000,000	USD	8,569,454	6/18/25	195,426
INR	1,041,000,000	USD	12,087,784	6/18/25	175,979
INR	1,040,000,000	USD	12,079,679	6/18/25	172,303
INR	1,040,000,000	USD	12,080,367	6/18/25	171,616
INR	779,000,000	USD	9,047,619	6/18/25	129,587
INR	780,000,000	USD	9,062,918	6/18/25	126,070
INR	536,000,000	USD	6,218,819	6/18/25	95,665
INR	274,300,000	USD	3,183,981	6/18/25	47,479
KRW	32,677,670,000	USD	22,554,368	6/18/25	446,535
KRW	46,284,587,000	USD	32,303,818	6/18/25	274,615
KRW	37,739,000,000	USD	26,318,663	6/18/25	244,769
KRW	2,085,113,000	USD	1,447,091	6/18/25	20,562
PEN	109,400,000	USD	29,773,974	6/18/25	24,076
PHP	1,184,270,000	USD	20,732,183	6/18/25	477,610
PHP	1,143,530,000	USD	20,017,330	6/18/25	462,826
TWD	1,624,115,000	USD	49,610,991	6/18/25	1,460,353
TWD	816,000,000	USD	24,908,045	6/18/25	751,601
TWD	742,000,000	USD	22,673,104	6/18/25	659,564
TWD	495,000,000	USD	15,145,071	6/18/25	420,523
TWD	495,000,000	USD	15,171,484	6/18/25	394,110
TWD	496,000,000	USD	15,212,857	6/18/25	384,182
TWD	259,330,000	USD	7,876,242	6/18/25	278,557
TWD	161,400,000	USD	4,938,211	6/18/25	137,116
USD	2,556,057	CLP	2,464,880,000	6/18/25	(46,264)
USD	12,004,902	CLP	11,560,120,000	6/18/25	(199,810)
USD	3,457,817	COP	14,984,000,000	6/18/25	(65,922)
USD	3,866,677	COP	16,770,940,000	6/18/25	(77,291)
USD	3,443,054	COP	14,984,000,000	6/18/25	(80,685)
USD	3,781,051	COP	16,483,000,000	6/18/25	(95,203)
USD	210,416	EUR	192,824	6/18/25	(8,615)
USD	1,865,936	EUR	1,709,934	6/18/25	(76,396)
USD	2,646,855	EUR	2,455,589	6/18/25	(142,474)
USD	4,400,300	EUR	4,032,412	6/18/25	(180,158)
USD	4,706,750	EUR	4,313,241	6/18/25	(192,705)
USD	4,916,626	EUR	4,530,000	6/18/25	(229,048)
USD	6,910,171	EUR	6,332,444	6/18/25	(282,918)
USD	7,431,812	EUR	6,810,473	6/18/25	(304,275)
USD	7,098,176	EUR	6,540,000	6/18/25	(330,678)
USD	9,412,572	EUR	8,625,631	6/18/25	(385,372)
USD	9,968,797	EUR	9,135,353	6/18/25	(408,145)
USD	10,859,646	EUR	10,005,681	6/18/25	(505,912)
USD	14,030,279	EUR	12,857,272	6/18/25	(574,431)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	14,078,604	EUR	12,901,558	6/18/25	$ (576,410)
USD	14,243,142	EUR	13,052,339	6/18/25	(583,146)
USD	12,047,165	EUR	11,176,619	6/18/25	(648,472)
USD	12,930,027	EUR	11,995,683	6/18/25	(695,995)
USD	13,879,549	EUR	12,876,591	6/18/25	(747,106)
USD	22,687,202	EUR	20,903,159	6/18/25	(1,056,915)
USD	22,042,850	EUR	20,450,000	6/18/25	(1,186,518)
USD	29,277,779	EUR	26,830,000	6/18/25	(1,198,698)
USD	29,707,688	EUR	27,223,967	6/18/25	(1,216,300)
USD	48,226,381	EUR	44,194,397	6/18/25	(1,974,497)
USD	49,134,842	EUR	45,026,906	6/18/25	(2,011,691)
USD	37,790,823	EUR	35,060,000	6/18/25	(2,034,197)
USD	48,340,601	EUR	44,539,264	6/18/25	(2,252,014)
USD	59,495,119	EUR	54,521,009	6/18/25	(2,435,865)
USD	61,378,055	EUR	56,246,521	6/18/25	(2,512,956)
USD	61,869,462	EUR	56,696,845	6/18/25	(2,533,075)
USD	96,139,817	EUR	88,102,015	6/18/25	(3,936,181)
USD	115,246,216	EUR	105,611,016	6/18/25	(4,718,440)
USD	141,347,222	EUR	129,529,839	6/18/25	(5,787,074)
USD	175,260,898	EUR	160,608,151	6/18/25	(7,175,577)
USD	50,386,082	IDR	829,193,668,000	6/18/25	371,620
USD	27,708,178	IDR	454,331,000,000	6/18/25	304,302
USD	27,689,542	IDR	454,330,000,000	6/18/25	285,726
USD	42,631,547	IDR	703,827,000,000	6/18/25	178,825
USD	18,469,413	IDR	304,906,000,000	6/18/25	78,403
USD	12,523,992	IDR	206,458,000,000	6/18/25	71,067
USD	14,013,935	IDR	231,201,900,000	6/18/25	68,534
USD	12,512,633	IDR	206,521,000,000	6/18/25	55,909
USD	16,877,919	IDR	278,992,000,000	6/18/25	49,963
USD	12,186,461	IDR	201,625,000,000	6/18/25	25,049
USD	12,391,202	IDR	205,347,000,000	6/18/25	5,290
USD	12,407,657	IDR	205,967,100,000	6/18/25	(15,658)
USD	7,462,400	IDR	124,160,900,000	6/18/25	(26,611)
USD	15,512,352	IDR	258,079,000,000	6/18/25	(54,195)
USD	38,591,430	INR	3,323,000,000	6/18/25	(556,011)
USD	23,103,899	KRW	32,677,670,000	6/18/25	102,997
USD	14,134,276	KRW	20,000,000,000	6/18/25	56,832
USD	18,945,326	KRW	26,845,526,823	6/18/25	49,506
USD	5,329,166	KRW	7,552,306,570	6/18/25	13,307
USD	3,982	KRW	5,699,182	6/18/25	(29)
USD	5,113,640	KRW	7,472,000,000	6/18/25	(145,693)
USD	54,275,627	KRW	78,636,700,000	6/18/25	(1,074,558)
USD	66,662,568	PEN	243,945,000	6/18/25	217,548
USD	26,732,911	PEN	97,579,000	6/18/25	154,630

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	39,941,329	PEN	146,365,000	6/18/25	$ 74,862
USD	9,662,165	PEN	35,275,600	6/18/25	53,902
USD	199,236	PEN	746,000	6/18/25	(3,957)
USD	7,260,325	PEN	26,704,200	6/18/25	(13,287)
USD	913,923	PEN	3,422,000	6/18/25	(18,152)
USD	1,070,607	PEN	4,000,000	6/18/25	(18,902)
USD	45,503,521	PEN	167,195,863	6/18/25	(36,795)
USD	27,029,798	PEN	101,232,000	6/18/25	(543,476)
USD	3,765,362	PHP	216,000,000	6/18/25	(103,110)
USD	6,011,674	PHP	344,000,000	6/18/25	(149,226)
USD	7,094,918	PHP	407,000,000	6/18/25	(194,286)
USD	11,376,743	PHP	651,000,000	6/18/25	(282,401)
USD	11,730,818	PHP	671,786,411	6/18/25	(300,603)
USD	22,173,405	PHP	1,269,800,000	6/18/25	(568,195)
					$(19,267,879)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	19,990,075	KZT	10,574,749,510	Citibank, N.A.	5/2/25	$ —	$ (566,571)
KES	349,624,063	USD	2,561,348	Standard Chartered Bank	5/5/25	139,755	—
USD	5,375,420	EUR	4,719,972	Standard Chartered Bank	5/5/25	28,397	—
USD	1,131,469	KES	174,812,031	Standard Chartered Bank	5/5/25	—	(219,082)
USD	1,131,469	KES	174,812,032	Standard Chartered Bank	5/5/25	—	(219,082)
KZT	2,286,185,325	USD	4,500,002	Deutsche Bank AG	5/6/25	—	(57,072)
KZT	4,287,698,655	USD	8,109,123	JPMorgan Chase Bank, N.A.	5/6/25	223,510	—
KRW	42,009,087,000	USD	28,681,299	Standard Chartered Bank	5/7/25	871,348	—
KRW	28,758,500,000	USD	19,623,989	Standard Chartered Bank	5/7/25	607,104	—
USD	20,154,531	KRW	28,758,500,000	Standard Chartered Bank	5/7/25	—	(76,563)
USD	29,440,807	KRW	42,009,087,000	Standard Chartered Bank	5/7/25	—	(111,840)
EUR	5,174,052	USD	5,886,296	UBS AG	5/8/25	—	(23,805)
EUR	16,013,179	USD	17,306,395	Bank of America, N.A.	5/9/25	838,534	—
EUR	3,674,000	USD	4,186,066	Bank of America, N.A.	5/9/25	—	(22,966)
EUR	8,689,950	USD	9,414,249	Barclays Bank PLC	5/9/25	432,549	—
EUR	14,482,966	USD	16,478,336	Barclays Bank PLC	5/9/25	—	(67,329)
EUR	6,930,098	USD	7,520,550	Citibank, N.A.	5/9/25	332,115	—
EUR	3,966,000	USD	4,505,114	Goldman Sachs International	5/9/25	—	(11,142)
EUR	232,614	USD	257,881	JPMorgan Chase Bank, N.A.	5/9/25	5,700	—
EUR	3,006,321	USD	3,412,430	JPMorgan Chase Bank, N.A.	5/9/25	—	(5,893)
EUR	4,945,000	USD	5,624,980	JPMorgan Chase Bank, N.A.	5/9/25	—	(21,678)
EUR	1,322,249	USD	1,501,093	Standard Chartered Bank	5/9/25	—	(2,821)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	4,719,972	USD	5,376,720	Standard Chartered Bank	5/9/25	$ —	$ (28,403)
EUR	4,945,000	USD	5,633,999	Standard Chartered Bank	5/9/25	—	(30,697)
EUR	8,840,050	USD	9,577,695	State Street Bank and Trust Company	5/9/25	439,185	—
EUR	2,956,953	USD	3,216,024	UBS AG	5/9/25	134,573	—
EUR	3,406,611	USD	3,762,364	UBS AG	5/9/25	97,752	—
EUR	1,318,155	USD	1,497,668	UBS AG	5/9/25	—	(4,034)
USD	4,208,061	EUR	3,846,847	Bank of America, N.A.	5/9/25	—	(150,896)
USD	6,760,394	EUR	5,960,000	Citibank, N.A.	5/9/25	6,971	—
USD	184,375	EUR	163,816	HSBC Bank USA, N.A.	5/9/25	—	(1,249)
USD	2,374,564	EUR	2,162,837	HSBC Bank USA, N.A.	5/9/25	—	(76,200)
USD	5,723,319	EUR	5,215,701	HSBC Bank USA, N.A.	5/9/25	—	(186,721)
USD	10,514,076	EUR	9,573,022	JPMorgan Chase Bank, N.A.	5/9/25	—	(333,352)
USD	4,708,263	EUR	4,300,000	Standard Chartered Bank	5/9/25	—	(164,173)
USD	20,661,292	EUR	18,194,263	State Street Bank and Trust Company	5/9/25	44,923	—
USD	8,032,002	EUR	7,051,523	State Street Bank and Trust Company	5/9/25	41,746	—
USD	3,816,374	EUR	3,491,714	State Street Bank and Trust Company	5/9/25	—	(140,174)
USD	5,886,643	EUR	5,174,052	UBS AG	5/9/25	23,797	—
USD	1,424,520	EUR	1,249,365	UBS AG	5/9/25	8,835	—
USD	498,901	EUR	444,702	UBS AG	5/9/25	—	(5,002)
USD	824,520	EUR	735,398	UBS AG	5/9/25	—	(8,778)
USD	970,265	EUR	864,715	UBS AG	5/9/25	—	(9,565)
USD	3,669,792	EUR	3,343,795	UBS AG	5/9/25	—	(119,145)
USD	14,300,700	EUR	13,030,061	UBS AG	5/9/25	—	(463,984)
USD	14,921,295	EUR	13,603,398	UBS AG	5/9/25	—	(493,052)
KZT	751,023,058	USD	1,442,057	Bank of America, N.A.	5/12/25	14,968	—
TRY	796,061,526	USD	20,434,003	Standard Chartered Bank	5/12/25	74,595	—
USD	19,177,431	TRY	796,061,526	Standard Chartered Bank	5/12/25	—	(1,331,167)
IDR	207,241,500,000	USD	12,181,244	Standard Chartered Bank	5/14/25	309,574	—
KZT	2,720,264,405	USD	5,339,610	JPMorgan Chase Bank, N.A.	5/14/25	—	(65,162)
USD	38,618,437	INR	3,352,530,000	Standard Chartered Bank	5/15/25	—	(1,015,489)
KZT	4,103,814,012	USD	7,883,612	Deutsche Bank AG	5/16/25	68,930	—
KZT	4,848,653,427	USD	9,491,345	Bank of America, N.A.	5/19/25	—	(103,451)
KZT	2,335,409,778	USD	4,588,231	Goldman Sachs International	5/19/25	—	(66,444)
KZT	8,661,548,911	USD	17,016,795	Goldman Sachs International	5/19/25	—	(246,427)
RUB	180,434,562	USD	1,869,788	JPMorgan Chase Bank, N.A.	5/19/25	309,033	—
RUB	108,821,673	USD	1,121,873	JPMorgan Chase Bank, N.A.	5/19/25	192,193	—
USD	10,131,885	EGP	538,509,667	Goldman Sachs International	5/19/25	—	(392,460)
USD	9,914,685	KZT	5,096,147,932	Goldman Sachs International	5/19/25	47,595	—
USD	11,144,082	KZT	5,853,429,001	Goldman Sachs International	5/19/25	—	(189,244)
USD	3,233,720	RUB	289,256,235	JPMorgan Chase Bank, N.A.	5/19/25	—	(259,168)
KZT	3,493,499,000	USD	6,801,322	Bank of America, N.A.	5/21/25	—	(41,109)
KZT	4,719,480,519	USD	9,014,384	Citibank, N.A.	5/23/25	113,009	—
EGP	846,428,052	USD	16,280,593	HSBC Bank USA, N.A.	5/27/25	199,337	—
KZT	4,138,485,977	USD	7,919,032	Bank of America, N.A.	5/27/25	75,631	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	1,178,191,192	USD	2,277,908	Citibank, N.A.	5/27/25	$ —	$ (1,897)
RUB	672,617,567	USD	7,406,663	JPMorgan Chase Bank, N.A.	5/27/25	670,164	—
RUB	171,279,078	USD	1,851,666	JPMorgan Chase Bank, N.A.	5/27/25	205,062	—
RUB	168,501,578	USD	1,851,666	JPMorgan Chase Bank, N.A.	5/27/25	171,710	—
USD	31,570,660	OMR	12,155,468	Standard Chartered Bank	5/27/25	—	(242)
USD	32,165,703	OMR	12,386,082	Standard Chartered Bank	5/27/25	—	(4,163)
USD	2,292,602	RUB	201,061,203	JPMorgan Chase Bank, N.A.	5/27/25	—	(121,751)
USD	4,585,204	RUB	398,912,762	JPMorgan Chase Bank, N.A.	5/27/25	—	(204,961)
USD	4,582,492	RUB	412,424,258	JPMorgan Chase Bank, N.A.	5/27/25	—	(369,920)
KZT	2,720,264,404	USD	5,318,730	JPMorgan Chase Bank, N.A.	5/28/25	—	(65,259)
RUB	67,919,098	USD	740,666	JPMorgan Chase Bank, N.A.	5/28/25	74,341	—
USD	755,076	RUB	67,919,098	JPMorgan Chase Bank, N.A.	5/28/25	—	(59,932)
KZT	3,427,044,000	USD	6,593,005	JPMorgan Chase Bank, N.A.	5/30/25	21,666	—
KZT	3,427,045,000	USD	6,596,814	JPMorgan Chase Bank, N.A.	5/30/25	17,859	—
USD	7,243,558	KZT	3,724,275,462	Deutsche Bank AG	5/30/25	55,189	—
USD	2,897,423	KZT	1,496,519,129	Deutsche Bank AG	5/30/25	8,933	—
RUB	174,519,493	USD	1,851,666	JPMorgan Chase Bank, N.A.	6/3/25	233,795	—
USD	1,933,734	RUB	174,519,493	JPMorgan Chase Bank, N.A.	6/3/25	—	(151,726)
EUR	34,748,490	SEK	383,566,000	UBS AG	6/5/25	—	(320,255)
KZT	2,720,264,406	USD	5,306,280	JPMorgan Chase Bank, N.A.	6/5/25	—	(64,721)
SEK	383,566,000	EUR	34,303,623	UBS AG	6/5/25	825,166	—
UZS	16,952,224,000	USD	1,181,957	JPMorgan Chase Bank, N.A.	6/9/25	110,757	—
EUR	9,809,787	ISK	1,434,288,896	Bank of America, N.A.	6/11/25	22,246	—
EUR	8,161,295	ISK	1,193,262,906	Bank of America, N.A.	6/11/25	18,507	—
EUR	9,775,430	ISK	1,429,461,104	Citibank, N.A.	6/11/25	20,653	—
EUR	9,485,953	ISK	1,387,130,900	Citibank, N.A.	6/11/25	20,041	—
EUR	8,132,711	ISK	1,189,246,400	Citibank, N.A.	6/11/25	17,182	—
ISK	4,956,274,398	EUR	33,898,327	Bank of America, N.A.	6/11/25	—	(76,872)
ISK	2,863,750,000	EUR	19,634,899	Bank of America, N.A.	6/11/25	—	(99,308)
ISK	33,659,210	EUR	230,669	Citibank, N.A.	6/11/25	—	(1,042)
ISK	4,939,591,675	EUR	33,779,605	Citibank, N.A.	6/11/25	—	(71,367)
USD	7,657,092	BHD	2,927,000	Standard Chartered Bank	6/13/25	—	(102,795)
CZK	921,300,000	EUR	36,820,187	HSBC Bank USA, N.A.	6/16/25	47,548	—
EUR	36,596,193	CZK	921,300,000	Barclays Bank PLC	6/16/25	—	(301,953)
RUB	354,163,522	USD	3,870,640	ICBC Standard Bank plc	6/16/25	327,583	—
RUB	351,918,000	USD	3,870,633	ICBC Standard Bank plc	6/16/25	300,971	—
RUB	351,649,000	USD	3,870,655	ICBC Standard Bank plc	6/16/25	297,761	—
USD	4,281,243	RUB	375,036,856	ICBC Standard Bank plc	6/16/25	—	(164,411)
USD	3,754,275	RUB	333,004,172	ICBC Standard Bank plc	6/16/25	—	(193,127)
USD	3,907,145	RUB	349,689,494	ICBC Standard Bank plc	6/16/25	—	(238,043)
RUB	347,970,081	USD	3,870,635	ICBC Standard Bank plc	6/17/25	251,682	—
AUD	132,150,000	USD	79,015,789	Bank of America, N.A.	6/18/25	5,676,548	—
AUD	43,998,000	USD	27,702,650	BNP Paribas	6/18/25	494,803	—
AUD	32,843,000	USD	20,679,079	BNP Paribas	6/18/25	369,354	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	4,600,000	USD	2,896,318	BNP Paribas	6/18/25	$ 51,732	$ —
AUD	3,850,000	USD	2,424,092	BNP Paribas	6/18/25	43,297	—
AUD	71,832,000	USD	45,297,640	Standard Chartered Bank	6/18/25	738,076	—
AUD	53,622,670	USD	33,814,740	Standard Chartered Bank	6/18/25	550,975	—
CAD	16,113,000	USD	11,236,982	BNP Paribas	6/18/25	479,187	—
CAD	13,971,000	USD	9,743,181	BNP Paribas	6/18/25	415,486	—
CAD	12,084,000	USD	8,374,288	BNP Paribas	6/18/25	412,294	—
CAD	13,552,000	USD	9,450,752	BNP Paribas	6/18/25	403,250	—
CAD	10,477,000	USD	7,260,627	BNP Paribas	6/18/25	357,465	—
CAD	11,750,000	USD	8,194,092	BNP Paribas	6/18/25	349,630	—
CAD	10,071,000	USD	7,024,780	BNP Paribas	6/18/25	298,099	—
CAD	8,732,000	USD	6,090,793	BNP Paribas	6/18/25	258,465	—
CZK	52,067,584	EUR	2,077,744	Barclays Bank PLC	6/18/25	6,100	—
EGP	601,494,638	USD	11,494,260	Citibank, N.A.	6/18/25	98,463	—
EGP	770,420,817	USD	14,495,218	Societe Generale	6/18/25	353,252	—
EGP	271,435,099	USD	4,917,302	Societe Generale	6/18/25	314,119	—
EGP	225,872,000	USD	4,069,766	Societe Generale	6/18/25	283,509	—
EGP	172,186,615	USD	3,193,076	Societe Generale	6/18/25	125,510	—
EUR	2,076,495	CZK	52,067,584	Barclays Bank PLC	6/18/25	—	(7,519)
EUR	93,491,406	PLN	404,666,334	Barclays Bank PLC	6/18/25	—	(732,508)
EUR	101,747,305	PLN	440,401,000	Barclays Bank PLC	6/18/25	—	(797,194)
EUR	5,575,013	PLN	23,450,000	Citibank, N.A.	6/18/25	136,210	—
EUR	110,586,421	PLN	466,030,533	JPMorgan Chase Bank, N.A.	6/18/25	2,470,818	—
EUR	69,764,891	PLN	294,001,458	JPMorgan Chase Bank, N.A.	6/18/25	1,558,748	—
EUR	16,223,471	PLN	68,215,233	JPMorgan Chase Bank, N.A.	6/18/25	402,991	—
EUR	4,491,690	PLN	18,998,661	UBS AG	6/18/25	81,888	—
EUR	3,678,434	PLN	15,860,000	UBS AG	6/18/25	—	(12,527)
ILS	374,680,368	USD	99,948,881	Barclays Bank PLC	6/18/25	3,130,064	—
JPY	2,582,000,000	USD	17,546,695	Bank of America, N.A.	6/18/25	607,406	—
JPY	1,772,000,000	USD	12,042,116	Bank of America, N.A.	6/18/25	416,856	—
JPY	2,991,985,360	USD	20,492,026	Goldman Sachs International	6/18/25	544,691	—
JPY	2,053,980,000	USD	14,067,653	Goldman Sachs International	6/18/25	373,927	—
JPY	4,918,205,674	USD	33,658,418	Standard Chartered Bank	6/18/25	921,598	—
MXN	29,000,000	USD	1,419,726	Bank of America, N.A.	6/18/25	50,356	—
MXN	737,418,000	USD	35,829,863	Barclays Bank PLC	6/18/25	1,551,686	—
MXN	10,000,000	USD	487,356	Barclays Bank PLC	6/18/25	19,569	—
MXN	803,521,000	USD	39,293,902	Goldman Sachs International	6/18/25	1,438,573	—
MXN	825,000,000	USD	40,042,809	Standard Chartered Bank	6/18/25	1,778,489	—
MXN	489,000,000	USD	23,426,899	Standard Chartered Bank	6/18/25	1,361,725	—
MXN	371,435,000	USD	18,028,244	Standard Chartered Bank	6/18/25	800,719	—
MXN	10,300,000	USD	504,161	Standard Chartered Bank	6/18/25	17,972	—
MXN	395,869,700	USD	18,933,887	UBS AG	6/18/25	1,133,732	—
MYR	71,532,000	USD	16,185,908	Barclays Bank PLC	6/18/25	420,549	—
MYR	23,077,000	USD	5,222,222	Barclays Bank PLC	6/18/25	135,201	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	28,700,000	USD	6,487,342	Goldman Sachs International	6/18/25	$ 175,485	$ —
MYR	470,000	USD	106,842	Goldman Sachs International	6/18/25	2,270	—
MYR	139,330,000	USD	31,662,311	State Street Bank and Trust Company	6/18/25	683,738	—
MYR	62,623,000	USD	14,190,573	State Street Bank and Trust Company	6/18/25	347,621	—
MYR	19,500,000	USD	4,426,989	State Street Bank and Trust Company	6/18/25	100,019	—
NOK	407,090,000	EUR	34,284,150	UBS AG	6/18/25	187,370	—
NOK	209,340,000	EUR	17,736,770	UBS AG	6/18/25	—	(24,797)
NZD	7,456,727	USD	4,342,999	Goldman Sachs International	6/18/25	92,601	—
NZD	53,542,376	USD	30,820,518	HSBC Bank USA, N.A.	6/18/25	1,028,918	—
NZD	88,372,073	USD	51,448,895	UBS AG	6/18/25	1,118,826	—
PLN	1,095,145	EUR	257,409	Bank of America, N.A.	6/18/25	—	(3,008)
PLN	30,581,872	EUR	7,126,919	Bank of America, N.A.	6/18/25	—	(14,486)
PLN	33,552,874	EUR	7,959,111	Bank of America, N.A.	6/18/25	—	(174,715)
PLN	12,329,016	EUR	2,936,225	Barclays Bank PLC	6/18/25	—	(77,428)
PLN	404,666,334	EUR	95,083,610	Barclays Bank PLC	6/18/25	—	(1,076,092)
PLN	131,115,449	EUR	31,157,207	Goldman Sachs International	6/18/25	—	(745,417)
PLN	309,285,551	EUR	73,391,720	JPMorgan Chase Bank, N.A.	6/18/25	—	(1,639,782)
PLN	12,882,146	EUR	2,994,648	UBS AG	6/18/25	2,369	—
PLN	31,313,137	EUR	7,295,612	UBS AG	6/18/25	—	(12,874)
PLN	33,482,218	EUR	7,941,011	UBS AG	6/18/25	—	(172,825)
SEK	175,520,000	EUR	16,073,554	JPMorgan Chase Bank, N.A.	6/18/25	—	(50,124)
SEK	396,480,000	EUR	35,708,223	UBS AG	6/18/25	568,474	—
SGD	35,942,000	USD	26,828,434	Barclays Bank PLC	6/18/25	757,857	—
SGD	62,000,000	USD	46,608,026	BNP Paribas	6/18/25	978,366	—
SGD	86,185,699	USD	64,787,492	Standard Chartered Bank	6/18/25	1,361,966	—
SGD	31,070,000	USD	23,113,862	Standard Chartered Bank	6/18/25	733,060	—
SGD	9,110,000	USD	6,781,453	Standard Chartered Bank	6/18/25	210,677	—
SGD	9,460,000	USD	7,087,390	Standard Chartered Bank	6/18/25	173,372	—
USD	2,386,186	AUD	3,752,177	UBS AG	6/18/25	—	(18,511)
USD	55,072,993	AUD	86,563,493	UBS AG	6/18/25	—	(403,848)
USD	35,111,769	BHD	13,422,878	Standard Chartered Bank	6/18/25	—	(471,732)
USD	16,198,771	CAD	22,417,000	Citibank, N.A.	6/18/25	—	(101,196)
USD	36,258,242	CAD	51,820,000	Citibank, N.A.	6/18/25	—	(1,421,391)
USD	16,286,518	CAD	22,513,000	Standard Chartered Bank	6/18/25	—	(83,254)
USD	118,439,239	CNH	855,616,905	Citibank, N.A.	6/18/25	354,561	—
USD	19,304,751	CNH	139,000,000	Citibank, N.A.	6/18/25	121,201	—
USD	19,670,919	CNH	142,000,000	Citibank, N.A.	6/18/25	73,335	—
USD	40,167,240	CNH	290,000,000	HSBC Bank USA, N.A.	6/18/25	144,005	—
USD	6,392,796	CNH	46,000,000	HSBC Bank USA, N.A.	6/18/25	44,282	—
USD	24,102,428	CNH	173,000,000	Standard Chartered Bank	6/18/25	226,498	—
USD	8,667,900	CNH	62,710,000	Standard Chartered Bank	6/18/25	13,220	—
USD	42,897,374	CNH	313,790,000	Standard Chartered Bank	6/18/25	—	(409,147)
USD	10,405,611	EGP	557,532,666	JPMorgan Chase Bank, N.A.	6/18/25	—	(339,824)
USD	16,555,007	EGP	882,381,865	JPMorgan Chase Bank, N.A.	6/18/25	—	(451,310)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,538,676	EGP	297,429,277	Standard Chartered Bank	6/18/25	$ —	$ (193,736)
USD	5,651,727	EGP	304,065,361	Standard Chartered Bank	6/18/25	—	(208,583)
USD	98,989,804	ILS	374,680,368	Barclays Bank PLC	6/18/25	—	(4,089,141)
USD	6,667,405	JPY	973,489,770	Goldman Sachs International	6/18/25	—	(177,224)
USD	26,977,359	JPY	3,825,980,000	Standard Chartered Bank	6/18/25	76,806	—
USD	516,011	MXN	10,600,000	Standard Chartered Bank	6/18/25	—	(21,329)
USD	618,953	MXN	12,645,207	Standard Chartered Bank	6/18/25	—	(22,064)
USD	534,916	MXN	11,000,000	Standard Chartered Bank	6/18/25	—	(22,702)
USD	20,244,647	MXN	411,000,000	Standard Chartered Bank	6/18/25	—	(589,963)
USD	21,086,082	MXN	427,810,500	Standard Chartered Bank	6/18/25	—	(600,695)
USD	38,942,664	MXN	799,968,000	Standard Chartered Bank	6/18/25	—	(1,609,700)
USD	38,902,956	MXN	800,000,000	Standard Chartered Bank	6/18/25	—	(1,651,030)
USD	48,188,060	MXN	984,482,058	Standard Chartered Bank	6/18/25	—	(1,717,780)
USD	17,229,466	MYR	77,300,000	Credit Agricole Corporate and Investment Bank	6/18/25	—	(716,056)
USD	5,205,506	MYR	23,293,598	Goldman Sachs International	6/18/25	—	(202,201)
USD	8,453,714	MYR	37,783,029	Goldman Sachs International	6/18/25	—	(317,776)
USD	14,776,042	MYR	66,016,402	Goldman Sachs International	6/18/25	—	(549,945)
USD	15,171,398	MYR	67,888,971	Goldman Sachs International	6/18/25	—	(589,314)
USD	17,619,525	MYR	79,050,000	Goldman Sachs International	6/18/25	—	(732,267)
USD	22,013,973	MYR	98,310,000	Goldman Sachs International	6/18/25	—	(809,110)
USD	31,600,362	MYR	139,800,000	Goldman Sachs International	6/18/25	—	(854,800)
USD	11,117,069	MYR	49,760,000	State Street Bank and Trust Company	6/18/25	—	(434,926)
USD	11,171,936	MYR	50,000,000	State Street Bank and Trust Company	6/18/25	—	(435,775)
USD	17,415,453	MYR	77,760,000	State Street Bank and Trust Company	6/18/25	—	(636,860)
USD	24,298,607	MYR	109,040,000	State Street Bank and Trust Company	6/18/25	—	(1,015,490)
USD	549,519	NZD	954,323	Australia and New Zealand Banking Group Limited	6/18/25	—	(18,155)
USD	16,399,572	NZD	28,578,400	Australia and New Zealand Banking Group Limited	6/18/25	—	(600,158)
USD	115,849	NZD	201,582	Bank of America, N.A.	6/18/25	—	(4,061)
USD	212,838	NZD	366,918	Bank of America, N.A.	6/18/25	—	(5,421)
USD	13,224,802	NZD	22,853,105	Bank of America, N.A.	6/18/25	—	(369,263)
USD	105,565	NZD	185,622	Citibank, N.A.	6/18/25	—	(4,852)
USD	195,840	NZD	339,271	Citibank, N.A.	6/18/25	—	(5,973)
USD	14,106,561	NZD	24,373,683	Citibank, N.A.	6/18/25	—	(392,012)
USD	275,128	NZD	473,262	Deutsche Bank AG	6/18/25	—	(6,390)
USD	140,905	NZD	241,448	HSBC Bank USA, N.A.	6/18/25	—	(2,719)
USD	404,844	NZD	703,308	HSBC Bank USA, N.A.	6/18/25	—	(13,515)
USD	578,088	NZD	1,004,272	HSBC Bank USA, N.A.	6/18/25	—	(19,299)
USD	55,161,788	NZD	95,828,800	HSBC Bank USA, N.A.	6/18/25	—	(1,841,532)
USD	5,526,792	NZD	9,196,199	Standard Chartered Bank	6/18/25	56,476	—
USD	5,275,264	NZD	9,434,133	Standard Chartered Bank	6/18/25	—	(336,586)
USD	10,835,178	NZD	18,877,570	Standard Chartered Bank	6/18/25	—	(394,058)
USD	13,739,099	NZD	24,016,339	UBS AG	6/18/25	—	(546,910)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	79,523,888	NZD	142,990,000	UBS AG	6/18/25	$ —	$ (5,533,055)
USD	11,380,379	SAR	42,945,000	Standard Chartered Bank	6/18/25	—	(61,948)
USD	824	SGD	1,080	Citibank, N.A.	6/18/25	—	(5)
USD	9,545,560	SGD	12,510,401	Citibank, N.A.	6/18/25	—	(56,454)
USD	10,677,210	SGD	14,000,000	Citibank, N.A.	6/18/25	—	(68,105)
USD	3,547,858	SGD	4,650,000	JPMorgan Chase Bank, N.A.	6/18/25	—	(21,121)
USD	3,816,874	SGD	5,005,448	Standard Chartered Bank	6/18/25	—	(24,920)
USD	12,204,592	SGD	16,000,000	Standard Chartered Bank	6/18/25	—	(75,767)
USD	16,018,856	SGD	21,000,000	UBS AG	6/18/25	—	(99,115)
USD	178,911,822	ZAR	3,493,849,104	Barclays Bank PLC	6/18/25	—	(8,271,749)
USD	145,409,735	ZAR	2,696,777,241	HSBC Bank USA, N.A.	6/18/25	929,428	—
USD	5,059,651	ZAR	93,836,581	HSBC Bank USA, N.A.	6/18/25	32,340	—
ZAR	4,501,653,564	USD	232,379,391	Barclays Bank PLC	6/18/25	8,797,478	—
ZAR	137,061,605	USD	7,230,799	Barclays Bank PLC	6/18/25	112,300	—
ZAR	93,836,581	USD	4,806,397	Citibank, N.A.	6/18/25	220,914	—
ZAR	342,687,940	USD	17,908,304	Goldman Sachs International	6/18/25	451,261	—
ZAR	1,209,223,236	USD	63,998,351	HSBC Bank USA, N.A.	6/18/25	785,994	—
TRY	566,168,758	USD	13,675,683	Standard Chartered Bank	6/23/25	229,394	—
USD	13,480,101	TRY	566,168,758	Standard Chartered Bank	6/23/25	—	(424,976)
UZS	28,327,715,000	USD	1,978,883	Standard Chartered Bank	6/23/25	171,719	—
TRY	163,437,941	USD	3,878,359	Standard Chartered Bank	6/24/25	131,382	—
USD	3,831,939	TRY	163,437,941	Standard Chartered Bank	6/24/25	—	(177,803)
EGP	357,517,247	USD	6,785,296	Citibank, N.A.	6/25/25	83,525	—
USD	1,824,466	EGP	98,484,704	Standard Chartered Bank	6/25/25	—	(67,677)
UZS	54,515,157,000	USD	3,829,656	ICBC Standard Bank plc	6/26/25	305,137	—
UZS	43,221,434,000	USD	3,028,832	ICBC Standard Bank plc	6/27/25	248,334	—
UZS	43,433,385,275	USD	3,028,827	ICBC Standard Bank plc	6/30/25	261,291	—
UZS	109,007,336,242	USD	7,659,313	ICBC Standard Bank plc	7/1/25	595,488	—
EGP	53,780,069	USD	1,018,755	Citibank, N.A.	7/7/25	8,955	—
EGP	233,095,228	USD	4,257,447	HSBC Bank USA, N.A.	7/8/25	194,759	—
USD	1,824,467	EGP	99,123,267	Standard Chartered Bank	7/9/25	—	(67,921)
EGP	400,930,000	USD	7,488,420	Citibank, N.A.	7/10/25	162,186	—
EGP	54,031,586	USD	994,141	Standard Chartered Bank	7/10/25	36,897	—
USD	9,625,617	EGP	555,398,109	Standard Chartered Bank	7/10/25	—	(972,572)
UZS	32,684,590,000	USD	2,281,647	Deutsche Bank AG	7/10/25	186,451	—
MXN	1,210,385,000	USD	59,000,000	JPMorgan Chase Bank, N.A.	7/22/25	2,090,903	—
MXN	714,002,000	USD	33,406,370	Standard Chartered Bank	7/22/25	2,630,946	—
USD	37,377,719	MXN	768,000,000	Citibank, N.A.	7/22/25	—	(1,384,999)
USD	33,482,708	MXN	714,002,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(2,554,608)
USD	21,517,864	MXN	442,385,000	Standard Chartered Bank	7/22/25	—	(810,320)
EGP	421,271,260	USD	7,673,429	Citibank, N.A.	7/24/25	311,999	—
USD	7,741,111	EGP	421,271,261	Standard Chartered Bank	7/24/25	—	(244,317)
EGP	267,430,000	USD	4,854,420	Citibank, N.A.	7/29/25	202,879	—
KZT	4,152,385,318	USD	7,874,956	JPMorgan Chase Bank, N.A.	7/30/25	—	(49,884)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	2,137,272,300	USD	3,956,373	ICBC Standard Bank plc	8/7/25	$ 55,603	$ —
EGP	200,338,323	USD	3,669,872	Goldman Sachs International	8/11/25	96,178	—
EGP	567,390,906	USD	10,397,488	Citibank, N.A.	8/12/25	263,878	—
USD	2,036,444	EGP	111,474,930	Standard Chartered Bank	8/12/25	—	(58,188)
USD	5,300,987	EGP	289,964,000	Standard Chartered Bank	8/12/25	—	(147,482)
UZS	71,500,000,000	USD	5,000,000	Deutsche Bank AG	8/21/25	334,076	—
ARS	16,198,403,000	USD	13,589,264	Goldman Sachs International	8/26/25	—	(761,366)
USD	5,793,419	ARS	8,099,200,000	Goldman Sachs International	8/26/25	—	(620,529)
USD	5,752,275	ARS	8,099,203,000	Goldman Sachs International	8/26/25	—	(661,675)
UZS	24,959,128,000	USD	1,757,685	ICBC Standard Bank plc	8/29/25	99,991	—
UZS	24,959,125,000	USD	1,757,685	JPMorgan Chase Bank, N.A.	8/29/25	99,991	—
UZS	25,003,069,000	USD	1,757,685	JPMorgan Chase Bank, N.A.	9/4/25	100,017	—
UZS	67,068,991,000	USD	4,706,596	Citibank, N.A.	9/8/25	270,775	—
EGP	148,476,802	USD	2,659,445	Goldman Sachs International	9/11/25	94,016	—
TRY	653,424,028	USD	14,493,274	Standard Chartered Bank	9/22/25	—	(15,663)
USD	14,313,665	TRY	653,424,028	Standard Chartered Bank	9/22/25	—	(163,946)
UZS	50,181,155,361	USD	3,713,272	ICBC Standard Bank plc	9/25/25	—	(7,478)
TRY	714,920,744	USD	15,575,740	Standard Chartered Bank	9/26/25	198,046	—
USD	8,009,005	TRY	363,619,730	Standard Chartered Bank	9/26/25	—	(13,786)
USD	7,735,631	TRY	351,301,014	Standard Chartered Bank	9/26/25	—	(15,364)
USD	3,197,575	NGN	6,251,259,000	Goldman Sachs International	10/7/25	—	(402,637)
NGN	834,600,000	USD	439,263	JPMorgan Chase Bank, N.A.	10/9/25	40,947	—
USD	515,185	NGN	834,600,000	Goldman Sachs International	10/9/25	34,975	—
USD	3,103,445	NGN	6,023,942,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(360,971)
EGP	215,697,674	USD	3,922,132	Citibank, N.A.	10/15/25	19,570	—
EGP	518,040,000	USD	9,072,504	JPMorgan Chase Bank, N.A.	10/15/25	394,262	—
USD	7,738,608	EGP	425,236,522	Standard Chartered Bank	10/15/25	—	(32,249)
USD	4,629,573	NGN	9,073,962,235	JPMorgan Chase Bank, N.A.	10/15/25	—	(576,730)
EGP	520,815,000	USD	9,125,898	Standard Chartered Bank	10/23/25	359,024	—
MXN	190,675,400	USD	8,943,122	Bank of America, N.A.	10/24/25	570,180	—
MXN	280,650,000	USD	13,577,649	UBS AG	10/24/25	424,725	—
USD	13,578,624	MXN	280,649,800	Standard Chartered Bank	10/24/25	—	(423,739)
USD	8,941,402	MXN	190,675,400	UBS AG	10/24/25	—	(571,900)
EGP	170,845,059	USD	3,061,739	Goldman Sachs International	10/27/25	44,326	—
EGP	1,000,000,000	USD	17,860,970	HSBC Bank USA, N.A.	10/27/25	319,626	—
USD	7,170,891	HKD	55,530,000	Bank of America, N.A.	12/9/25	—	(10,284)
USD	17,009,983	HKD	131,710,000	JPMorgan Chase Bank, N.A.	12/9/25	—	(22,838)
USD	51,259,918	HKD	396,900,000	JPMorgan Chase Bank, N.A.	12/9/25	—	(67,443)
UZS	192,939,772,793	USD	12,585,765	Deutsche Bank AG	1/20/26	1,236,958	—
UZS	41,580,552,833	USD	2,711,657	Deutsche Bank AG	1/20/26	267,285	—
USD	38,349,212	KWD	11,726,516	Standard Chartered Bank	2/24/26	—	(132,371)
USD	37,983,999	KWD	11,615,600	Standard Chartered Bank	2/24/26	—	(133,603)
USD	56,976,005	KWD	17,449,041	Standard Chartered Bank	2/24/26	—	(284,542)
USD	618,751	NGN	1,075,389,000	Citibank, N.A.	2/26/26	43,288	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,333,813	NGN	5,777,498,000	Citibank, N.A.	2/27/26	$ 243,824	$ —
TRY	701,894,634	USD	13,703,369	Standard Chartered Bank	3/23/26	—	(692,529)
USD	13,236,945	TRY	701,894,634	Standard Chartered Bank	3/23/26	226,106	—
UZS	53,922,250,000	USD	3,359,642	Standard Chartered Bank	3/25/26	445,696	—
TRY	830,180,298	USD	15,575,740	Standard Chartered Bank	3/26/26	—	(229,779)
USD	2,903,202	TRY	155,612,857	Standard Chartered Bank	3/26/26	26,683	—
USD	12,460,393	TRY	674,567,441	Standard Chartered Bank	3/26/26	—	(9,050)
UZS	30,180,370,000	USD	1,874,557	Deutsche Bank AG	10/5/26	147,143	—
UZS	133,280,602,632	USD	8,278,298	Deutsche Bank AG	10/7/26	644,804	—
USD	630,041	JPY	89,508,986	BNP Paribas	1/7/27	—	(30,035)
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	—	(91,410)
USD	2,530,242	JPY	364,488,110	Standard Chartered Bank	1/7/27	—	(157,644)
USD	18,803,965	KWD	5,678,843	Standard Chartered Bank	3/3/27	68,780	—
UZS	64,538,403,000	USD	3,598,461	Deutsche Bank AG	10/25/27	298,720	—
UZS	67,696,635,000	USD	3,786,589	Deutsche Bank AG	11/8/27	285,968	—
						$77,404,651	$(69,608,562)
Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
USD vs. INR, 6 month term	Citibank, N.A.	4.69%	10/15/25	$44,463,000	$23,699
USD vs. INR, 6 month term	Deutsche Bank AG	4.80	10/15/25	44,463,000	(3,424)
USD vs. INR, 6 month term	Deutsche Bank AG	4.58	10/20/25	44,460,000	51,707
USD vs. INR, 6 month term	JPMorgan Chase Bank, N.A.	4.60	10/17/25	19,341,000	19,960
					$91,942
(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle expiring in 6 months with a strike rate to be determined on this date.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/8/25	COP	92,499,000	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	$21,890,301	$(297,161)
5/8/25	COP	55,929,628	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	13,410,552	(174,556)
5/8/25	COP	27,964,812	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	6,721,927	(103,929)
5/8/25	COP	8,604,560	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	2,063,828	(27,521)
						$(603,167)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	4,607	Long	11/28/25	$ 278,170,660	$(13,886,561)
Gold	233	Long	6/26/25	77,335,030	2,968,423
LME Copper	249	Long	7/14/25	56,846,389	(1,264,130)
Silver	489	Long	7/29/25	80,264,460	(2,156,319)
Brent Crude Oil	(4,561)	Short	7/31/25	(275,621,230)	(1,199,895)
LME Copper	(249)	Short	7/14/25	(56,846,389)	58,566
Equity Futures
Euro Stoxx Bank	(4,464)	Short	6/20/25	(46,175,299)	(1,587,165)
FTSE KLCI Index	(1,507)	Short	5/30/25	(26,752,555)	(391,951)
S&P/TSX 60 Index	(301)	Short	6/19/25	(65,282,896)	(847,172)
STOXX Europe 600 Index	(2,005)	Short	6/20/25	(59,441,629)	1,633,616
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	940	Long	6/18/25	113,769,375	2,777,895
Euro-Bobl	(741)	Short	6/6/25	(100,422,474)	(1,538,839)
Euro-Bund	(602)	Short	6/6/25	(89,870,798)	(371,171)
Euro-Buxl	(32)	Short	6/6/25	(4,498,776)	(100,076)
Euro-Schatz	(163)	Short	6/6/25	(19,863,299)	(102,616)
Japan 10-Year Bond	(4)	Short	6/13/25	(3,934,816)	(81,727)
U.S. 2-Year Treasury Note	(58)	Short	6/30/25	(12,072,609)	(60,230)
U.S. 5-Year Treasury Note	(1,488)	Short	6/30/25	(162,482,626)	(1,406,091)
U.S. 10-Year Treasury Note	(1,102)	Short	6/18/25	(123,665,063)	(935,608)
U.S. Long Treasury Bond	(734)	Short	6/18/25	(85,602,750)	(1,612,355)
U.S. Ultra 10-Year Treasury Note	(296)	Short	6/18/25	(33,961,375)	(295,361)
					$(20,398,767)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	57,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	11/8/29	$ (25,991)	$ —	$(25,991)
USD	38,470	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	11/8/29	(43,113)	—	(43,113)
USD	41,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	11/8/29	(53,053)	—	(53,053)
							$(122,157)	$ —	$(122,157)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	106,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	$ 51,831	$ —	$ 51,831
CNY	185,350	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	93,387	—	93,387
CNY	79,040	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	42,391	—	42,391
CNY	154,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	84,963	—	84,963
CNY	78,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	43,799	—	43,799
CNY	104,580	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	62,885	—	62,885
CNY	78,870	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	49,988	—	49,988
CNY	111,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	70,426	—	70,426
CNY	77,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	51,437	—	51,437
CNY	129,630	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	88,056	—	88,056

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	34,436,000	Receives	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/17/25	$ 53,539	$(14,799)	$ 38,740
COP	34,436,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(52,637)	—	(52,637)
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(75,991)	—	(75,991)
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	338,991	—	338,991
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	125,672	—	125,672
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	166,626	—	166,626
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	55,718	—	55,718
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	117,064	—	117,064
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	106,098	—	106,098
EUR	2,700	Receives	1-day Euro Short-Term Rate (pays annually)	0.83% (pays annually)	3/17/52	958,194	(1,497)	956,697
EUR	2,702	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	939,257	643	939,900
EUR	3,019	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	1,040,209	(106)	1,040,103
EUR	970	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	241,351	33	241,384
INR	1,900,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	264,994	—	264,994
INR	2,300,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	363,821	—	363,821
INR	1,824,500	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.15% (pays semi-annually)	3/19/30	491,289	—	491,289
INR	1,028,620	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.16% (pays semi-annually)	3/19/30	279,579	—	279,579
INR	1,183,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	328,965	—	328,965
INR	1,054,318	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	293,491	—	293,491
INR	2,186,840	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	610,963	—	610,963
INR	1,062,800	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	299,075	—	299,075
INR	1,066,903	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	299,961	—	299,961
INR	797,122	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.18% (pays semi-annually)	3/19/30	226,730	—	226,730

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	1,751,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	$ 564,863	$ —	$ 564,863
INR	2,095,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	678,482	—	678,482
INR	1,029,700	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	53,799	—	53,799
INR	1,595,600	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	86,383	—	86,383
INR	2,276,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.78% (pays semi-annually)	6/18/30	210,453	—	210,453
KRW	11,989,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.57% (pays quarterly)	3/19/30	117,919	—	117,919
KRW	25,922,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	282,215	—	282,215
KRW	52,869,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	583,813	—	583,813
KRW	21,147,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.61% (pays quarterly)	3/19/30	240,812	—	240,812
KRW	20,235,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.71% (pays quarterly)	3/19/30	300,211	—	300,211
KRW	26,606,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.72% (pays quarterly)	3/19/30	401,614	—	401,614
KRW	53,381,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.73% (pays quarterly)	3/19/30	819,588	—	819,588
KRW	7,569,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	(118,015)	—	(118,015)
KRW	13,642,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(257,737)	—	(257,737)
KRW	27,970,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(545,072)	—	(545,072)
KRW	11,154,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(224,608)	—	(224,608)
KRW	10,659,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(278,313)	—	(278,313)
KRW	14,157,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(370,108)	—	(370,108)
KRW	28,310,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(763,088)	—	(763,088)
NZD	44,080	Receives	3-month NZD Bank Bill (pays quarterly)	3.95% (pays semi-annually)	6/18/35	(11,830)	—	(11,830)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	20,112	Receives	3-month NZD Bank Bill (pays quarterly)	4.03% (pays semi-annually)	6/18/35	$ (90,175)	$ —	$ (90,175)
NZD	24,190	Receives	3-month NZD Bank Bill (pays quarterly)	4.11% (pays semi-annually)	6/18/35	(203,230)	—	(203,230)
NZD	24,000	Receives	3-month NZD Bank Bill (pays quarterly)	4.15% (pays semi-annually)	6/18/35	(245,909)	—	(245,909)
NZD	45,700	Receives	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/18/35	(541,909)	—	(541,909)
NZD	62,650	Receives	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/18/35	(820,574)	—	(820,574)
NZD	23,000	Receives	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/18/35	(302,389)	—	(302,389)
NZD	88,580	Receives	3-month NZD Bank Bill (pays quarterly)	4.25% (pays semi-annually)	6/18/35	(1,362,268)	—	(1,362,268)
PLN	33,572	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	6,040	—	6,040
PLN	131,200	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	(101,198)	—	(101,198)
PLN	173,708	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	(228,100)	—	(228,100)
THB	265,920	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	(15,809)	—	(15,809)
THB	629,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	(35,605)	—	(35,605)
THB	1,110,600	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	(48,357)	—	(48,357)
THB	644,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	(14,066)	—	(14,066)
THB	531,800	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(1,613)	—	(1,613)
THB	638,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(1,473)	—	(1,473)
THB	642,380	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(90)	—	(90)
THB	780,400	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	1,359	—	1,359
THB	1,064,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	7,549	—	7,549
THB	2,091,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	23,919	—	23,919
TWD	1,467,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(775,185)	—	(775,185)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	459,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	$ (62,155)	$ —	$ (62,155)
TWD	445,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(254,140)	—	(254,140)
TWD	934,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(541,428)	—	(541,428)
TWD	855,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(498,868)	—	(498,868)
TWD	811,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.78% (pays quarterly)	6/18/30	(289,606)	—	(289,606)
TWD	439,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(164,810)	—	(164,810)
TWD	580,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(220,920)	—	(220,920)
USD	4,270	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	154,048	1,711	155,759
USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(196,907)	(2,063)	(198,970)
Total						$3,059,634	$(16,078)	$3,043,556
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$ 6,198	1.00% (pays quarterly)(1)	6.86%	6/20/30	$(1,417,073)	$1,598,075	$181,002
Nigeria	4,560	1.00% (pays quarterly)(1)	6.19	6/20/30	(941,726)	1,256,883	315,157
Total	$10,758				$(2,358,799)	$2,854,958	$496,159
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	$399,100	1.00% (pays quarterly)(1)	6/20/30	$ (854,566)	$ 1,555,202	$ 700,636
Malaysia	61,000	1.00% (pays quarterly)(1)	6/20/30	(1,137,453)	1,031,967	(105,486)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	184,766	1.00% (pays quarterly)(1)	6/20/30	7,971,430	(10,096,199)	(2,124,769)
Markit CDX North America High Yield Index (CDX.NA.HY.44.V1)	58,062	5.00% (pays quarterly)(1)	6/20/30	(2,366,115)	1,089,263	(1,276,852)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Poland	$33,650	1.00% (pays quarterly)(1)	6/20/29	$ (541,945)	$ 320,689	$ (221,256)
Poland	28,299	1.00% (pays quarterly)(1)	6/20/30	(399,555)	350,441	(49,114)
Qatar	20,242	1.00% (pays quarterly)(1)	6/20/30	(620,290)	567,151	(53,139)
Saudi Arabia	126,107	1.00% (pays quarterly)(1)	6/20/30	(1,120,792)	1,684,435	563,643
South Africa	229,549	1.00% (pays quarterly)(1)	6/20/30	14,362,696	(14,939,717)	(577,021)
South Africa	9,464	1.00% (pays quarterly)(1)	6/20/31	832,906	(885,771)	(52,865)
Total				$16,126,316	$(19,322,539)	$(3,196,223)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Barclays Bank PLC	$ 1,100	1.00% (pays quarterly)(1)	3.32%	6/20/27	$ (49,633)	$ 64,886	$ 15,253
Benin	Barclays Bank PLC	1,100	1.00% (pays quarterly)(1)	3.32	6/20/27	(49,633)	63,446	13,813
Benin	Barclays Bank PLC	18,400	1.00% (pays quarterly)(1)	3.57	12/20/27	(1,118,048)	1,308,796	190,748
Benin	Citibank, N.A.	1,653	1.00% (pays quarterly)(1)	3.73	6/20/28	(125,092)	179,651	54,559
India	BNP Paribas	24,000	1.00% (pays quarterly)(1)	0.79	6/20/30	267,844	(220,394)	47,450
India	Deutsche Bank AG	5,000	1.00% (pays quarterly)(1)	0.79	6/20/30	55,801	(50,549)	5,252
India	Deutsche Bank AG	8,000	1.00% (pays quarterly)(1)	0.84	6/20/30	69,524	(73,465)	(3,941)
India	Goldman Sachs International	24,000	1.00% (pays quarterly)(1)	0.79	6/20/30	267,844	(242,635)	25,209
India	Goldman Sachs International	19,000	1.00% (pays quarterly)(1)	0.84	6/20/30	165,120	(192,086)	(26,966)
Ivory Coast	Barclays Bank PLC	14,668	1.00% (pays quarterly)(1)	1.84	6/20/25	(165)	35,098	34,933
Ivory Coast	Barclays Bank PLC	18,000	1.00% (pays quarterly)(1)	1.84	6/20/25	(203)	36,928	36,725
Ivory Coast	Barclays Bank PLC	6,486	1.00% (pays quarterly)(1)	3.09	6/20/27	(263,637)	359,513	95,876
Ivory Coast	Deutsche Bank AG	15,100	1.00% (pays quarterly)(1)	3.09	6/20/27	(613,769)	838,331	224,562
Ivory Coast	Deutsche Bank AG	16,821	1.00% (pays quarterly)(1)	3.09	6/20/27	(683,725)	932,771	249,046

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Panama	Bank of America, N.A.	$ 7,792	1.00% (pays quarterly)(1)	2.17%	6/20/30	$ (401,572)	$ 320,214	$ (81,358)
Panama	Citibank, N.A.	23,379	1.00% (pays quarterly)(1)	2.17	6/20/30	(1,204,870)	1,011,667	(193,203)
Panama	Goldman Sachs International	224,319	1.00% (pays quarterly)(1)	2.17	6/20/30	(11,565,298)	10,035,364	(1,529,934)
Panama	JPMorgan Chase Bank, N.A.	22,000	1.00% (pays quarterly)(1)	2.26	6/20/30	(1,219,734)	897,034	(322,700)
Petroleos Mexicanos	Deutsche Bank AG	61,841	4.00% (pays monthly)	4.68	7/6/26	(244,896)	—	(244,896)
Petroleos Mexicanos	Deutsche Bank AG	73,660	4.20% (pays monthly)	4.80	9/20/26	(195,224)	—	(195,224)
Petroleos Mexicanos	Goldman Sachs International	11,557	1.00% (pays quarterly)(1)	4.66	6/20/26	(446,973)	504,031	57,058
Thailand	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	0.62	6/20/30	283,714	(263,710)	20,004
Vietnam	Bank of America, N.A.	4,400	1.00% (pays quarterly)(1)	1.20	6/20/30	(35,097)	108,060	72,963
Total		$617,276				$(17,107,722)	$15,652,951	$(1,454,771)
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	Barclays Bank PLC	$25,486	1.00% (pays quarterly)(1)	6/20/31	$ (93,141)	$(288,170)	$(381,311)
Saudi Arabia	Goldman Sachs International	57,200	1.00% (pays quarterly)(1)	6/20/35	1,235,480	(609,535)	625,945
Total					$1,142,339	$(897,705)	$ 244,634
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $628,034,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	292,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	5/27/25	$(358,223)
BNP Paribas	USD	30,500	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	5/27/25	(59,755)
Citibank, N.A.	USD	82,400	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	5/19/25	132,277
Citibank, N.A.	USD	31,800	Excess Return on Citi Commodities F6 vs F0 Carry Index (pays upon termination)	Excess Return on Citi Commodities Index + 0.20% (pays upon termination)	5/14/25	463,811
						$178,110
Abbreviations:
ADR	– American Depositary Receipt
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
FTSE	– Financial Times Stock Exchange
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt

LME	– London Metal Exchange
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling

KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

USD	– United States Dollar
UZS	– Uzbekistani Som

ZAR	– South African Rand

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $3,980,908,043)	$4,047,053,763
Affiliated investments, at value (identified cost $77,408,033)	77,408,033
Deposits for derivatives collateral:
Futures contracts	40,963,077
Centrally cleared derivatives	116,987,181
OTC derivatives	3,620,000
Cash collateral for securities sold short	259,285,491
Foreign currency, at value (identified cost $18,930,236)	18,912,970
Interest and dividends receivable	83,179,179
Dividends receivable from affiliated investments	537,572
Receivable for investments sold	115,041,091
Receivable for variation margin on open centrally cleared derivatives	6,687,179
Receivable for open forward foreign currency exchange contracts	77,404,651
Receivable for open forward volatility agreements	95,366
Receivable for open swap contracts	2,365,484
Upfront payments on open OTC swap contracts	1,940,544
Receivable for premiums on written options	230,720
Tax reclaims receivable	3,073
Trustees' deferred compensation plan	163,545
Total assets	$4,851,878,919
Liabilities
Cash collateral due to brokers	$3,620,000
Payable for reverse repurchase agreements, including accrued interest of $1,005,714	243,011,017
Written options outstanding, at value (premiums received $4,234,785)	2,952,594
Payable for investments purchased	38,728,347
Payable for when-issued securities	5,861,427
Payable for securities sold short, at value (proceeds $431,069,597)	430,004,089
Payable for closed written options	3,812,490
Payable for variation margin on open futures contracts	3,399,543
Payable for open forward foreign currency exchange contracts	69,608,562
Payable for open forward volatility agreements	3,424
Payable for open swap contracts	3,397,511
Payable for closed swap contracts	306,003
Upfront receipts on open OTC swap contracts	16,695,790
Payable for open non-deliverable bond forward contracts	603,167
Due to custodian	5,200,025
Payable to affiliates:
Investment adviser fee	3,005,684
Trustees' fees	9,223
Trustees' deferred compensation plan	163,545
Other	47,098
Interest and dividends payable on securities sold short	5,447,742
Accrued expenses	1,875,320
Total liabilities	$837,752,601
Net Assets applicable to investors' interest in Portfolio	$4,014,126,318

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $363,515)	$8,964,472
Dividend income from affiliated investments	3,126,962
Interest income (net of foreign taxes withheld of $4,440,978)	187,023,444
Other income	28,451
Total investment income	$199,143,329
Expenses
Investment adviser fee	$16,440,387
Trustees’ fees and expenses	54,250
Custodian fee	1,382,599
Legal and accounting services	103,298
Interest expense and fees	6,413,263
Interest and dividend expense on securities sold short	21,311,914
Miscellaneous	100,009
Total expenses	$45,805,720
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$113,347
Total expense reductions	$113,347
Net expenses	$45,692,373
Net investment income	$153,450,956
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$32,702,627
Written options	740,127
Securities sold short	15,293,784
Futures contracts	17,661,409
Swap contracts	23,147,752
Foreign currency transactions	7,231,199
Forward foreign currency exchange contracts	16,473,772
Non-deliverable bond forward contracts	(760,112)
Net realized gain	$112,490,558
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $32,209)	$55,252,623
Written options	1,296,641
Forward volatility agreements	91,942
Securities sold short	1,174,631
Futures contracts	(11,648,166)
Swap contracts	(5,970,818)
Foreign currency	(9,977,076)
Forward foreign currency exchange contracts	(31,789,071)
Non-deliverable bond forward contracts	(603,167)
Net change in unrealized appreciation (depreciation)	$(2,172,461)
Net realized and unrealized gain	$110,318,097
Net increase in net assets from operations	$263,769,053

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$153,450,956	$208,119,729
Net realized gain (loss)	112,490,558	(117,501,266)
Net change in unrealized appreciation (depreciation)	(2,172,461)	165,326,856
Net increase in net assets from operations	$263,769,053	$255,945,319
Capital transactions:
Contributions	$728,854,659	$649,205,893
Withdrawals	(148,186,439)	(208,479,950)
Net increase in net assets from capital transactions	$580,668,220	$440,725,943
Net increase in net assets	$844,437,273	$696,671,262
Net Assets
At beginning of period	$3,169,689,045	$2,473,017,783
At end of period	$4,014,126,318	$3,169,689,045

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	2.58%(3)	1.95%	1.69%	1.18%	1.12%	1.15%
Net expenses(2)	2.58%(3)(4)	1.93%(4)	1.68%(4)	1.17%(4)	1.12%	1.11%
Net investment income	8.68%(3)	7.40%	5.97%	6.13%	5.37%	5.69%
Portfolio Turnover	85%(5)	129%	56%	94%	82%	80%
Total Return	7.91%(5)	9.98%	9.60%	(4.83)%	5.94%	6.57%
Net assets, end of period (000’s omitted)	$4,014,126	$3,169,689	$2,473,018	$1,944,771	$2,632,155	$3,045,720
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.57%, 0.91%, 0.68%, 0.16%, 0.11% and 0.09%, of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(5)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 59.9%, 39.5% and 0.6%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2025 were $31,608,717 or 0.8% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability

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April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
S  Forward Volatility Agreements—Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
T  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
U  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
V  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
W  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
X  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

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April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Y  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
Z  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $16,440,387 or 0.93% (annualized) of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $105,328 relating to the Portfolio’s investment in the Liquidity Fund. Pursuant to an expense reimbursement, BMR waived and/or reimbursed $8,019 of the Portfolio’s operating expenses for the six months ended April 30, 2025.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

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April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$3,055,962,135	$1,904,177,186
U.S. Government and Agency Securities	27,744,903	95,915,615
	$3,083,707,038	$2,000,092,801
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, securities sold short, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,566,373,267
Gross unrealized appreciation	$181,320,689
Gross unrealized depreciation	(313,393,825)
Net unrealized depreciation	$(132,073,136)
5  Restricted Securities
At April 30, 2025, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$ 7,772,760
PartnerRe ILS Fund SAC Ltd.	1/2/24	13,000	13,000,000	14,037,400
Total Restricted Securities			$21,600,000	$21,810,160
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Consolidated Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

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April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and options thereon and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $91,896,435. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $72,719,413 at April 30, 2025.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2025. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$2,635,160	$ —	$ —	$2,379,108	$ —	$5,014,268
Not applicable	3,026,989*	23,167,032*	1,633,616*	35,078,943*	15,551,712*	78,458,292
Receivable for open forward foreign currency exchange contracts	—	—	—	77,404,651	—	77,404,651
Receivable for open forward volatility agreements	—	—	—	95,366	—	95,366
Receivable/Payable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	596,088	2,345,327	—	—	—	2,941,415
Total Asset Derivatives	$6,258,237	$25,512,359	$1,633,616	$114,958,068	$15,551,712	$163,913,992
Derivatives not subject to master netting or similar agreements	$5,662,149	$23,167,032	$1,633,616	$35,078,943	$15,551,712	$81,093,452
Total Asset Derivatives subject to master netting or similar agreements	$596,088	$2,345,327	$ —	$79,879,125	$ —	$82,820,540
Written options outstanding, at value	$ —	$ —	$ —	$(2,952,594)	$ —	$(2,952,594)
Not applicable	(18,506,905)*	(9,399,515)*	(2,826,288)*	(54,346,822)*	(16,340,414)*	(101,419,944)
Payable for open forward foreign currency exchange contracts	—	—	—	(69,608,562)	—	(69,608,562)
Payable for open forward volatility agreements	—	—	—	(3,424)	—	(3,424)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	(417,978)	(18,310,710)	—	—	—	(18,728,688)
Payable for open non-deliverable bond forward contracts	—	—	—	—	(603,167)	(603,167)
Total Liability Derivatives	$(18,924,883)	$(27,710,225)	$(2,826,288)	$(126,911,402)	$(16,943,581)	$(193,316,379)
Derivatives not subject to master netting or similar agreements	$(18,506,905)	$(9,399,515)	$(2,826,288)	$(54,346,822)	$(16,340,414)	$(101,419,944)
Total Liability Derivatives subject to master netting or similar agreements	$(417,978)	$(18,310,710)	$ —	$(72,564,580)	$(603,167)	$(91,896,435)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$8,291,232	$(1,512,509)	$(6,778,723)	$ —	$ —	$ —
Barclays Bank PLC	15,363,353	(15,363,353)	—	—	—	—
BNP Paribas	5,179,272	(30,035)	(4,155,693)	(400,000)	593,544	400,000
Citibank, N.A.	3,745,321	(3,149,233)	(478,933)	—	117,155	—
Deutsche Bank AG	4,033,623	(2,155,413)	(127,913)	—	1,750,297	—
Goldman Sachs International	5,721,913	(5,721,913)	—	—	—	—
HSBC Bank USA, N.A.	3,726,237	(2,141,235)	(1,538,809)	—	46,193	—
ICBC Standard Bank plc	2,743,841	(603,059)	—	(2,140,782)	—	2,150,000
JPMorgan Chase Bank, N.A.	11,097,544	(10,692,995)	(404,549)	—	—	—
Societe Generale	1,076,390	—	—	(1,070,000)	6,390	1,070,000
Standard Chartered Bank	15,577,075	(15,577,075)	—	—	—	—
State Street Bank and Trust Company	1,657,232	(1,657,232)	—	—	—	—
UBS AG	4,607,507	(4,607,507)	—	—	—	—
	$82,820,540	$(63,211,559)	$(13,484,620)	$(3,610,782)	$2,513,579	$3,620,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Australia and New Zealand Banking Group Limited	$(618,313)	$ —	$618,313	$ —	$ —	$ —
Bank of America, N.A.	(1,512,509)	1,512,509	—	—	—	—
Barclays Bank PLC	(16,995,373)	15,363,353	1,632,020	—	—	—
BNP Paribas	(448,013)	30,035	417,978	—	—	—
Citibank, N.A.	(5,405,826)	3,149,233	2,256,593	—	—	—
Credit Agricole Corporate and Investment Bank	(716,056)	—	683,182	—	(32,874)	—
Deutsche Bank AG	(2,155,413)	2,155,413	—	—	—	—
Goldman Sachs International	(21,931,994)	5,721,913	16,210,081	—	—	—
HSBC Bank USA, N.A.	(2,141,235)	2,141,235	—	—	—	—
ICBC Standard Bank plc	(603,059)	603,059	—	—	—	—
JPMorgan Chase Bank, N.A.	(10,692,995)	10,692,995	—	—	—	—
Standard Chartered Bank	(17,168,442)	15,577,075	1,591,367	—	—	—
State Street Bank and Trust Company	(2,663,225)	1,657,232	1,005,993	—	—	—

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
UBS AG	$(8,843,982)	$4,607,507	$4,236,475	$ —	$ —	$ —
	$(91,896,435)	$63,211,559	$28,652,002	$ —	$(32,874)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$3,620,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2025 is included at Note 8.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(943,870)	$ —	$ —	$(767,813)	$(517,572)	$(2,229,255)
Written options	—	—	—	740,127	—	740,127
Futures contracts	22,821,901	—	(8,382,175)	—	3,221,683	17,661,409
Swap contracts	163,776	11,222,974	(999,394)	—	12,760,396	23,147,752
Forward foreign currency exchange contracts	—	—	—	16,473,772	—	16,473,772
Non-deliverable bond forward contracts	—	—	—	—	(760,112)	(760,112)
Total	$22,041,807	$11,222,974	$(9,381,569)	$16,446,086	$14,704,395	$55,033,693
Change in unrealized appreciation (depreciation):
Investments(1)	$614,150	$ —	$ —	$(164,541)	$517,468	$967,077
Written options	—	—	—	1,296,641	—	1,296,641
Forward volatility agreements	—	—	—	91,942	—	91,942
Futures contracts	(14,968,177)	—	(3,136,390)	—	6,456,401	(11,648,166)
Swap contracts	(44,639)	(1,997,899)	—	—	(3,928,280)	(5,970,818)
Forward foreign currency exchange contracts	—	—	—	(31,789,071)	—	(31,789,071)
Non-deliverable bond forward contracts	—	—	—	—	(603,167)	(603,167)
Total	$(14,398,666)	$(1,997,899)	$(3,136,390)	$(30,565,029)	$2,442,422	$(47,655,562)
(1)	Relates to purchased options and swaptions.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements	Non-Deliverable Bond Forward Contracts
$890,841,000	$548,790,000	$6,304,605,000	$21,818,000	$6,254,000
Purchased Swaptions	Swap Contracts
$37,957,000	$5,944,917,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately $265,709,000 and $308,074,000, respectively.
The average number of purchased options contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was 3,722.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	12/19/24	On Demand(1)	4.80%	USD	13,956,105	$14,201,732
Barclays Bank PLC	12/19/24	On Demand(1)	4.90	USD	6,931,250	7,055,782
Barclays Bank PLC	12/19/24	On Demand(1)	5.00	USD	7,030,420	7,159,311
Barclays Bank PLC	1/13/25	On Demand(1)	5.00	USD	273,340	277,440
Barclays Bank PLC	3/3/25	On Demand(1)	4.75	USD	15,525,000	15,643,809
JPMorgan Chase Bank, N.A.	4/9/25	On Demand(1)	3.65	NZD	314,530,040	187,204,471
JPMorgan Chase Bank, N.A.	4/11/25	On Demand(1)	3.65	NZD	3,873,241	2,304,386
JPMorgan Chase Bank, N.A.	4/22/25	On Demand(1)	3.65	NZD	15,416,965	9,164,086
Total						$243,011,017
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the six months ended April 30, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $233,208,000 and 4.74%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2025.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2025.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Bank of America	$41,479,773	$ —	$(40,710,546)	$ —	$769,227
Barclays Bank PLC	127,449,634	(44,338,074)	(83,111,560)	—	—
Citibank, N.A.	16,313,211	—	(15,492,700)	—	820,511
Nomura International PLC	131,290,003	—	(121,839,689)	—	9,450,314
	$316,532,621	$(44,338,074)	$(261,154,495)	$ —	$11,040,052

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
Barclays Bank PLC	$(44,338,074)	$44,338,074	$ —	$ —	$ —
JPMorgan Chase Bank, N.A.	(198,672,943)	—	198,672,943	—	—
	$(243,011,017)	$44,338,074	$198,672,943	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $77,408,033, which represents 1.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$67,554,521	$1,599,739,170	$(1,589,885,658)	$ —	$ —	$77,408,033	$3,126,962	77,408,033

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 41,169,738	$ —	$ 41,169,738
Common Stocks	23,311,614	313,586,670*	—	336,898,284
Convertible Bonds	—	100,621	—	100,621
Foreign Corporate Bonds	—	247,481,412	—	247,481,412
Insurance Linked Securities	—	—	70,341,987	70,341,987
Loan Participation Notes	—	—	25,006,747	25,006,747
Senior Floating-Rate Loans	—	10,414,221	—	10,414,221
Sovereign Government Bonds	—	2,733,259,667	—	2,733,259,667
Sovereign Loans	—	116,103,910	—	116,103,910
U.S. Government Guaranteed Small Business Administration Loans	—	4,245,871	—	4,245,871
Short-Term Investments:
Affiliated Fund	77,408,033	—	—	77,408,033
Repurchase Agreements	—	316,532,621	—	316,532,621
Sovereign Government Securities	—	50,081,372	—	50,081,372
U.S. Treasury Obligations	—	90,403,044	—	90,403,044
Purchased Currency Options	—	2,379,108	—	2,379,108
Purchased Call Options	2,635,160	—	—	2,635,160
Total Investments	$ 103,354,807	$3,925,758,255	$95,348,734	$4,124,461,796
Forward Foreign Currency Exchange Contracts	$ —	$ 112,483,594	$ —	$ 112,483,594
Forward Volatility Agreements	—	95,366	—	95,366
Futures Contracts	7,438,500	—	—	7,438,500
Swap Contracts	—	38,882,264	—	38,882,264
Total	$ 110,793,307	$4,077,219,479	$95,348,734	$4,283,361,520
Liability Description
Securities Sold Short	$(172,401,978)	$ (257,602,111)	$ —	$ (430,004,089)
Written Currency Options	—	(2,952,594)	—	(2,952,594)
Forward Foreign Currency Exchange Contracts	—	(123,955,384)	—	(123,955,384)
Forward Volatility Agreements	—	(3,424)	—	(3,424)
Non-Deliverable Bond Forward Contracts	—	(603,167)	—	(603,167)
Futures Contracts	(25,858,151)	(1,979,116)	—	(27,837,267)

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ (37,964,543)	$ —	$ (37,964,543)
Total	$(198,260,129)	$ (425,060,339)	$ —	$ (623,320,468)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$57,010,655	$38,362,690	$95,373,345
Realized gains (losses)	—	—	(1,134,109)	(1,134,109)
Change in net unrealized appreciation (depreciation)	—	(7,662,476)	140,913	(7,521,563)
Cost of purchases	—	34,000,000	—	34,000,000
Proceeds from sales, including return of capital	—	(13,006,192)	(12,790,590)	(25,796,782)
Accrued discount (premium)	—	—	427,843	427,843
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of April 30, 2025	$0	$70,341,987	$25,006,747	$95,348,734
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2025	$ —	$(6,177,274)	$(729,467)	$(6,906,741)
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2025:
Type of Investment	Fair Value as of April 30, 2025	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Insurance Linked Securities***	51,027,257	Adjusted Net Asset Value	Adjustment to Net Asset Value	N/A	Increase
Loan Participation Notes	25,006,747	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.06% - 6.05%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.57% based on relative principal amounts.
***	The Portfolio’s investments in Reinsurance Sidecars of $19,314,730 were primarily valued on the basis of broker quotations.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

EGRAX-NCSR    4.30.25

Eaton Vance
Global Equity Income Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Global Equity Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Global Equity Income Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.0%
Security	Shares	Value
Aerospace & Defense — 2.6%
BAE Systems PLC	201,129	$ 4,662,701
Leonardo SpA	54,830	2,850,520
Safran SA	35,583	9,469,335
		$ 16,982,556
Air Freight & Logistics — 0.9%
Deutsche Post AG	142,834	$ 6,103,011
		$ 6,103,011
Automobiles — 5.6%
Bayerische Motoren Werke AG	99,416	$ 8,432,214
Mercedes-Benz Group AG	181,302	10,839,831
Renault SA	147,445	7,830,978
Stellantis NV	979,618	9,115,765
		$ 36,218,788
Banks — 12.6%
AIB Group PLC	497,632	$ 3,344,615
Banco BPM SpA	401,230	4,478,737
Banco Santander SA	644,934	4,540,890
Bank Polska Kasa Opieki SA(1)	137,148	6,874,081
Barclays PLC	1,361,550	5,423,926
BNP Paribas SA	58,924	4,992,600
Citigroup, Inc.	66,718	4,562,177
Danske Bank AS	74,318	2,607,637
DNB Bank ASA	382,181	9,553,800
Grupo Financiero Banorte SAB de CV, Class O	307,231	2,634,349
HDFC Bank Ltd.	127,184	2,888,850
ING Groep NV	269,972	5,242,672
KBC Group NV	27,526	2,538,138
Skandinaviska Enskilda Banken AB, Class A	208,070	3,301,586
Societe Generale SA	158,343	8,255,841
Svenska Handelsbanken AB, Class A	377,806	4,945,409
Toronto-Dominion Bank	53,184	3,398,360
Truist Financial Corp.	53,352	2,045,516
		$ 81,629,184
Beverages — 0.2%
Carlsberg AS, Class B	10,604	$ 1,444,834
		$ 1,444,834
Security	Shares	Value
Biotechnology — 0.6%
CSL Ltd.	22,583	$ 3,624,864
		$ 3,624,864
Broadline Retail — 1.8%
Amazon.com, Inc.(1)	64,422	$ 11,880,705
		$ 11,880,705
Building Products — 0.7%
Carrier Global Corp.	76,341	$ 4,774,366
		$ 4,774,366
Capital Markets — 1.6%
Bank of New York Mellon Corp.	29,820	$ 2,397,826
Charles Schwab Corp.	35,588	2,896,863
Julius Baer Group Ltd.	49,977	3,240,911
State Street Corp.	22,644	1,994,936
		$ 10,530,536
Chemicals — 1.0%
BASF SE(1)	122,819	$ 6,272,300
Sika AG	1,749	437,088
		$ 6,709,388
Construction Materials — 0.2%
CRH PLC	16,187	$ 1,544,564
		$ 1,544,564
Consumer Finance — 1.1%
Capital One Financial Corp.	20,435	$ 3,683,613
Discover Financial Services	18,788	3,432,004
		$ 7,115,617
Consumer Staples Distribution & Retail — 1.0%
Carrefour SA	410,079	$ 6,324,940
		$ 6,324,940
Diversified Telecommunication Services — 1.3%
Swisscom AG	2,316	$ 1,544,501
Zegona Communications PLC(1)	754,249	6,816,817
		$ 8,361,318
Electric Utilities — 1.5%
Fortum OYJ	156,618	$ 2,625,944

1
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Iberdrola SA	167,034	$ 3,010,931
NextEra Energy, Inc.	56,347	3,768,487
		$ 9,405,362
Electrical Equipment — 1.9%
AMETEK, Inc.	22,378	$ 3,794,861
Schneider Electric SE	37,208	8,693,491
		$ 12,488,352
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	12,345	$ 1,982,113
Keyence Corp.	11,613	4,855,297
		$ 6,837,410
Energy Equipment & Services — 0.3%
Baker Hughes Co.	51,220	$ 1,813,188
		$ 1,813,188
Entertainment — 0.6%
Walt Disney Co.	44,410	$ 4,039,089
		$ 4,039,089
Financial Services — 4.1%
Banca Mediolanum SpA	344,626	$ 5,152,109
Berkshire Hathaway, Inc., Class B(1)	19,807	10,562,083
Global Payments, Inc.	28,904	2,205,664
Visa, Inc., Class A(2)	18,096	6,252,168
Voya Financial, Inc.	38,629	2,286,837
		$ 26,458,861
Food Products — 2.0%
Nestle SA	66,168	$ 7,042,749
Orkla ASA	528,303	5,891,875
		$ 12,934,624
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	22,811	$ 2,982,538
Alcon AG	20,424	1,984,406
Boston Scientific Corp.(1)	107,672	11,076,218
Intuitive Surgical, Inc.(1)	9,991	5,153,358
Straumann Holding AG	11,998	1,462,998
		$ 22,659,518
Health Care Providers & Services — 0.5%
Elevance Health, Inc.	4,762	$ 2,002,802
Security	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	2,226	$ 915,865
		$ 2,918,667
Health Care REITs — 0.4%
Healthpeak Properties, Inc.	147,868	$ 2,637,965
		$ 2,637,965
Hotels, Restaurants & Leisure — 2.9%
Amadeus IT Group SA	57,109	$ 4,495,221
Aramark	124,261	4,154,045
Compass Group PLC	201,840	6,805,000
InterContinental Hotels Group PLC	33,156	3,538,075
		$ 18,992,341
Household Products — 0.6%
Reckitt Benckiser Group PLC	59,465	$ 3,838,260
		$ 3,838,260
Industrial Conglomerates — 1.2%
Siemens AG	33,332	$ 7,675,074
		$ 7,675,074
Insurance — 6.9%
AIA Group Ltd.	374,467	$ 2,805,848
Allstate Corp.	14,878	2,951,646
American International Group, Inc.	54,949	4,479,442
Arch Capital Group Ltd.	8,222	745,571
Assurant, Inc.	5,898	1,136,781
AXA SA	206,826	9,782,020
Prudential PLC	265,131	2,819,078
RenaissanceRe Holdings Ltd.	12,820	3,101,543
SCOR SE	227,188	7,158,509
Swiss Re AG	33,956	6,095,245
Zurich Insurance Group AG	5,378	3,814,457
		$ 44,890,140
Interactive Media & Services — 3.8%
Alphabet, Inc., Class C(2)	89,226	$ 14,355,571
Meta Platforms, Inc., Class A	18,723	10,278,927
		$ 24,634,498
Life Sciences Tools & Services — 0.8%
Danaher Corp.	25,517	$ 5,086,304
		$ 5,086,304

2
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 2.6%
IDEX Corp.	25,263	$ 4,395,004
Ingersoll Rand, Inc.	90,452	6,822,794
Kone OYJ, Class B	11,659	722,063
Parker-Hannifin Corp.	6,062	3,667,874
Volvo AB, Class B	54,639	1,485,281
		$ 17,093,016
Marine Transportation — 0.5%
AP Moller - Maersk AS, Class B	1,902	$ 3,275,024
		$ 3,275,024
Metals & Mining — 0.6%
Anglo American PLC	64,644	$ 1,764,677
Rio Tinto Ltd.	31,769	2,376,868
		$ 4,141,545
Multi-Utilities — 0.2%
CMS Energy Corp.	15,507	$ 1,142,091
		$ 1,142,091
Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp.	2,887	$ 392,805
EOG Resources, Inc.	114,181	12,597,590
EQT Corp.	57,151	2,825,545
Exxon Mobil Corp.	37,195	3,928,908
		$ 19,744,848
Personal Care Products — 0.7%
L'Oreal Prime De Fidelite(1)	8,246	$ 3,643,624
L'Oreal SA(1)	1,525	673,845
		$ 4,317,469
Pharmaceuticals — 7.7%
AstraZeneca PLC	51,439	$ 7,369,501
Eli Lilly & Co.(2)	31,227	28,071,512
Novo Nordisk AS, Class B	164,839	11,021,385
Zoetis, Inc.	22,734	3,555,597
		$ 50,017,995
Professional Services — 1.1%
Recruit Holdings Co. Ltd.	33,754	$ 1,870,486
RELX PLC	71,514	3,902,887
Verisk Analytics, Inc.	5,322	1,577,601
		$ 7,350,974
Security	Shares	Value
Residential REITs — 0.4%
Invitation Homes, Inc.	80,756	$ 2,761,048
		$ 2,761,048
Semiconductors & Semiconductor Equipment — 6.8%
ASML Holding NV	15,450	$ 10,342,877
Infineon Technologies AG	113,160	3,748,204
Micron Technology, Inc.	49,972	3,845,345
NVIDIA Corp.	159,359	17,357,382
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,860	8,811,234
		$ 44,105,042
Software — 4.0%
Adobe, Inc.(1)	3,708	$ 1,390,426
Intuit, Inc.	5,621	3,527,009
Microsoft Corp.(2)	46,611	18,423,464
Salesforce, Inc.	10,796	2,900,993
		$ 26,241,892
Specialty Retail — 1.9%
Lowe's Cos., Inc.	17,778	$ 3,974,450
TJX Cos., Inc.	66,161	8,513,597
		$ 12,488,047
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	98,553	$ 20,942,512
		$ 20,942,512
Textiles, Apparel & Luxury Goods — 0.9%
Cie Financiere Richemont SA, Class A	17,692	$ 3,126,268
LVMH Moet Hennessy Louis Vuitton SE	4,441	2,460,000
		$ 5,586,268
Trading Companies & Distributors — 1.1%
IMCD NV	26,671	$ 3,546,727
Rexel SA	116,797	3,245,044
		$ 6,791,771
Total Common Stocks (identified cost $415,916,270)		$636,553,866

3
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(3)	308,855	$ 308,855
Total Short-Term Investments (identified cost $308,855)		$ 308,855
Total Investments — 98.0% (identified cost $416,225,125)		$636,862,721
Other Assets, Less Liabilities — 2.0%		$ 12,670,605
Net Assets — 100.0%		$649,533,326
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(3)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of April 30, 2025.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	52.3%	$333,353,015
France	10.0	63,836,736
Germany	6.8	43,070,634
United Kingdom	6.6	42,357,167
Netherlands	3.0	19,132,276
Denmark	2.9	18,348,880
Norway	2.4	15,445,675
Switzerland	2.1	13,626,223
Italy	2.0	12,481,366
Spain	1.9	12,047,042
Sweden	1.5	9,732,276
Taiwan	1.4	8,811,234
Poland	1.1	6,874,081
Japan	1.1	6,725,783
Hong Kong	0.9	5,624,926
Canada	0.5	3,398,360
Finland	0.5	3,348,007
Ireland	0.5	3,344,615
Bermuda	0.5	3,101,543
India	0.5	2,888,850
Mexico	0.4	2,634,349
Belgium	0.4	2,538,138
Australia	0.4	2,376,868
South Africa	0.3	1,764,677
Total Investments	100.0%	$636,862,721

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	321	Long	6/20/25	$ 89,671,350	$ (791,724)
STOXX 600 Banks Index	(3,780)	Short	6/20/25	(53,912,582)	1,672,895
STOXX 600 Insurance Index	(514)	Short	6/20/25	(13,736,107)	(1,355,902)
STOXX Europe 600 Index	(653)	Short	6/20/25	(19,359,294)	(862,505)
					$(1,337,236)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
4
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $415,916,270)	$636,553,866
Affiliated investments, at value (identified cost $308,855)	308,855
Deposits for derivatives collateral — forward foreign currency exchange contracts	3,820,000
Foreign currency, at value (identified cost $35,659)	35,789
Dividends receivable	2,652,072
Dividends receivable from affiliated investments	7,334
Receivable for investments sold	1,383,527
Receivable for Fund shares sold	14,423
Receivable for variation margin on open futures contracts	998,347
Tax reclaims receivable	5,472,304
Trustees' deferred compensation plan	161,398
Total assets	$651,407,915
Liabilities
Cash collateral due to broker	$810,000
Payable for Fund shares redeemed	61,337
Payable to affiliates:
Investment adviser fee	330,198
Administration fee	76,858
Distribution and service fees	89,501
Sub-transfer agency fee	10,835
Trustees' fees	3,602
Trustees' deferred compensation plan	161,398
Accrued foreign capital gains taxes	94,174
Accrued expenses	236,686
Total liabilities	$1,874,589
Net Assets	$649,533,326
Sources of Net Assets
Paid-in capital	$435,209,602
Distributable earnings	214,323,724
Net Assets	$649,533,326
Class A Shares
Net Assets	$395,560,524
Shares Outstanding	23,751,801
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.65
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$17.57
Class C Shares
Net Assets	$14,328,061
Shares Outstanding	862,564
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$16.61
Class I Shares
Net Assets	$239,644,741
Shares Outstanding	14,373,665
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.67
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $2,368,917)	$16,255,857
Dividend income from affiliated investments	39,245
Interest income	1,402
Total investment income	$16,296,504
Expenses
Investment adviser fee	$2,110,048
Administration fee	491,535
Distribution and service fees:
Class A	505,433
Class C	75,950
Trustees’ fees and expenses	21,343
Custodian fee	122,504
Transfer and dividend disbursing agent fees	123,798
Legal and accounting services	69,027
Printing and postage	21,563
Registration fees	28,827
Miscellaneous	87,653
Total expenses	$3,657,681
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,650
Total expense reductions	$1,650
Net expenses	$3,656,031
Net investment income	$12,640,473
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $18,962)	$16,517,009
Futures contracts	(8,590,680)
Foreign currency transactions	273,529
Forward foreign currency exchange contracts	(2,387,999)
Net realized gain	$5,811,859
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $43,522)	$(14,341,604)
Futures contracts	(1,337,236)
Foreign currency	113,077
Net change in unrealized appreciation (depreciation)	$(15,565,763)
Net realized and unrealized loss	$(9,753,904)
Net increase in net assets from operations	$2,886,569
6
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$12,640,473	$27,221,318
Net realized gain	5,811,859	18,118,413
Net change in unrealized appreciation (depreciation)	(15,565,763)	91,943,768
Net increase in net assets from operations	$2,886,569	$137,283,499
Distributions to shareholders:
Class A	$(8,292,871)	$(17,330,804)
Class C	(253,992)	(581,692)
Class I	(5,095,595)	(8,434,743)
Total distributions to shareholders	$(13,642,458)	$(26,347,239)
Transactions in shares of beneficial interest:
Class A	$(10,754,055)	$(35,025,819)
Class C	(1,270,346)	(3,380,981)
Class I	41,905,560	14,988,498
Net increase (decrease) in net assets from Fund share transactions	$29,881,159	$(23,418,302)
Net increase in net assets	$19,125,270	$87,517,958
Net Assets
At beginning of period	$630,408,056	$542,890,098
At end of period	$649,533,326	$630,408,056
7
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$16.92	$14.02	$13.04	$17.64	$12.69	$12.73
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.71	$0.54	$0.74	$0.39	$0.39
Net realized and unrealized gain (loss)	(0.23)	2.88	1.16	(4.02)	4.99	—
Total income (loss) from operations	$0.08	$3.59	$1.70	$(3.28)	$5.38	$0.39
Less Distributions
From net investment income	$(0.35)	$(0.69)	$(0.72)	$(0.64)	$(0.43)	$(0.43)
From net realized gain	—	—	—	(0.68)	—	—
Total distributions	$(0.35)	$(0.69)	$(0.72)	$(1.32)	$(0.43)	$(0.43)
Net asset value — End of period	$16.65	$16.92	$14.02	$13.04	$17.64	$12.69
Total Return(2)	0.43%(3)	25.77%	13.10%	(19.65)%	42.80%	3.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$395,561	$412,677	$372,352	$356,746	$494,280	$357,048
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.19%(5)	1.18%	1.20%	1.18%	1.16%	1.20%
Net expenses	1.19%(5)(6)	1.18%(6)	1.20%(6)	1.18%(6)	1.16%	1.20%
Net investment income	3.74%(5)	4.26%	3.80%	4.97%	2.41%	3.09%
Portfolio Turnover	66%(3)	136%	107%	99%	56%	173%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$16.88	$13.98	$13.01	$17.59	$12.65	$12.70
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.58	$0.42	$0.61	$0.25	$0.30
Net realized and unrealized gain (loss)	(0.23)	2.88	1.16	(3.99)	5.00	(0.01)
Total income (loss) from operations	$0.01	$3.46	$1.58	$(3.38)	$5.25	$0.29
Less Distributions
From net investment income	$(0.28)	$(0.56)	$(0.61)	$(0.52)	$(0.31)	$(0.34)
From net realized gain	—	—	—	(0.68)	—	—
Total distributions	$(0.28)	$(0.56)	$(0.61)	$(1.20)	$(0.31)	$(0.34)
Net asset value — End of period	$16.61	$16.88	$13.98	$13.01	$17.59	$12.65
Total Return(2)	0.05%(3)	24.91%	12.20%	(20.22)%	41.79%	2.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,328	$15,836	$15,979	$20,044	$31,961	$42,936
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.94%(5)	1.93%	1.95%	1.94%	1.92%	1.96%
Net expenses	1.94%(5)(6)	1.93%(6)	1.95%(6)	1.94%(6)	1.92%	1.96%
Net investment income	2.92%(5)	3.50%	2.96%	4.08%	1.55%	2.38%
Portfolio Turnover	66%(3)	136%	107%	99%	56%	173%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$16.94	$14.03	$13.05	$17.65	$12.70	$12.75
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.76	$0.58	$0.79	$0.42	$0.42
Net realized and unrealized gain (loss)	(0.25)	2.88	1.16	(4.03)	5.00	(0.01)
Total income (loss) from operations	$0.10	$3.64	$1.74	$(3.24)	$5.42	$0.41
Less Distributions
From net investment income	$(0.37)	$(0.73)	$(0.76)	$(0.68)	$(0.47)	$(0.46)
From net realized gain	—	—	—	(0.68)	—	—
Total distributions	$(0.37)	$(0.73)	$(0.76)	$(1.36)	$(0.47)	$(0.46)
Net asset value — End of period	$16.67	$16.94	$14.03	$13.05	$17.65	$12.70
Total Return(2)	0.56%(3)	26.14%	13.38%	(19.44)%	43.12%	3.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$239,645	$201,895	$154,559	$141,680	$188,245	$151,266
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.94%(5)	0.93%	0.95%	0.93%	0.91%	0.95%
Net expenses	0.94%(5)(6)	0.93%(6)	0.95%(6)	0.93%(6)	0.91%	0.95%
Net investment income	4.12%(5)	4.55%	4.03%	5.26%	2.63%	3.34%
Portfolio Turnover	66%(3)	136%	107%	99%	56%	173%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Global Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Equity Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return for its shareholders. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain. Interest income is recorded on the basis of interest accrued,
11

Eaton Vance
Global Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
K  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
12

Eaton Vance
Global Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $6,365,137 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $6,365,137 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$422,686,062
Gross unrealized appreciation	$221,644,622
Gross unrealized depreciation	(8,805,199)
Net unrealized appreciation	$212,839,423
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the six months ended April 30, 2025, the Fund’s investment adviser fee amounted to $2,110,048 or 0.64% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $1,650 relating to the Fund's investment in the Liquidity Fund.
The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2025, the administration fee amounted to $491,535.
13

Eaton Vance
Global Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $13,600 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,997 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $505,433 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $56,962 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $18,988 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received $150 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $439,747,263 and $431,220,688, respectively, for the six months ended April 30, 2025.
14

Eaton Vance
Global Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	233,299	$ 3,933,982	831,697	$13,596,695
Issued to shareholders electing to receive payments of distributions in Fund shares	432,248	7,290,430	910,585	15,182,113
Redemptions	(1,301,122)	(21,978,467)	(3,919,346)	(63,804,627)
Net decrease	(635,575)	$(10,754,055)	(2,177,064)	$(35,025,819)
Class C
Sales	42,433	$ 717,552	131,743	$ 2,169,605
Issued to shareholders electing to receive payments of distributions in Fund shares	15,013	252,745	33,835	561,721
Redemptions	(133,153)	(2,240,643)	(370,103)	(6,112,307)
Net decrease	(75,707)	$(1,270,346)	(204,525)	$(3,380,981)
Class I
Sales	3,019,993	$51,271,492	1,858,442	$30,949,885
Issued to shareholders electing to receive payments of distributions in Fund shares	299,327	5,053,216	498,456	8,333,891
Redemptions	(863,411)	(14,419,148)	(1,453,764)	(24,295,278)
Net increase	2,455,909	$41,905,560	903,134	$14,988,498
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund entered into forward foreign currency exchange contracts during the six months ended April 30, 2025.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2025, the Fund had no open derivatives with credit-related contingent features in a net liability position.
15

Eaton Vance
Global Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2025 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$1,672,895(1)	$(3,010,131)(1)
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Equity Price	Futures contracts	$(8,590,680)	$(1,337,236)
Foreign Exchange	Forward foreign currency exchange contracts	(2,387,999)	—
Total		$(10,978,679)	$(1,337,236)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts and Forward foreign currency exchange contracts, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
16

Eaton Vance
Global Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$39,076,000	$37,331,000	$10,511,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
10   Affiliated Investments
At April 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $308,855, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,553	$112,836,058	$(112,531,756)	$ —	$ —	$308,855	$39,245	308,855
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
17

Eaton Vance
Global Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 28,673,587	$ 8,361,318	$ —	$ 37,034,905
Consumer Discretionary	28,522,797	56,643,352	—	85,166,149
Consumer Staples	—	28,860,127	—	28,860,127
Energy	21,558,036	—	—	21,558,036
Financials	60,767,379	109,856,959	—	170,624,338
Health Care	58,844,194	25,463,154	—	84,307,348
Industrials	25,032,500	57,501,644	—	82,534,144
Information Technology	79,180,478	18,946,378	—	98,126,856
Materials	1,544,564	10,850,933	—	12,395,497
Real Estate	5,399,013	—	—	5,399,013
Utilities	4,910,578	5,636,875	—	10,547,453
Total Common Stocks	$314,433,126	$322,120,740*	$ —	$636,553,866
Short-Term Investments	$ 308,855	$ —	$ —	$ 308,855
Total Investments	$314,741,981	$ 322,120,740	$ —	$636,862,721
Futures Contracts	$ 1,672,895	$ —	$ —	$ 1,672,895
Total	$316,414,876	$ 322,120,740	$ —	$638,535,616
Liability Description
Futures Contracts	$ (3,010,131)	$ —	$ —	$ (3,010,131)
Total	$ (3,010,131)	$ —	$ —	$ (3,010,131)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
18

EADIX-NCSR    4.30.25

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Tax-Managed Multi-Cap Growth Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost $33,803,614)	$141,219,523
Receivable for Fund shares sold	33,213
Total assets	$141,252,736
Liabilities
Payable for Fund shares redeemed	$36,608
Payable to affiliates:
Administration fee	16,772
Distribution and service fees	32,111
Sub-transfer agency fee	7,142
Trustees' fees	42
Payable for legal and accounting services	17,561
Accrued expenses	29,901
Total liabilities	$140,137
Net Assets	$141,112,599
Sources of Net Assets
Paid-in capital	$42,901,056
Distributable earnings	98,211,543
Net Assets	$141,112,599
Class A Shares
Net Assets	$134,162,787
Shares Outstanding	2,483,389
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$54.02
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$57.01
Class C Shares
Net Assets	$6,949,812
Shares Outstanding	160,623
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$43.27
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $5,042)	$388,149
Securities lending income allocated from Portfolio, net	2,775
Expenses allocated from Portfolio	(533,238)
Total investment loss from Portfolio	$(142,314)
Expenses
Administration fee	$112,401
Distribution and service fees:
Class A	178,010
Class C	37,299
Trustees’ fees and expenses	250
Custodian fee	10,157
Transfer and dividend disbursing agent fees	32,111
Legal and accounting services	25,943
Printing and postage	7,737
Registration fees	17,686
ReFlow liquidity program fees	3,196
Miscellaneous	5,786
Total expenses	$430,576
Net investment loss	$(572,890)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$2,120,974
Foreign currency transactions	2
Net realized gain	$2,120,976
Change in unrealized appreciation (depreciation):
Investments	$(7,922,706)
Foreign currency	3
Net change in unrealized appreciation (depreciation)	$(7,922,703)
Net realized and unrealized loss	$(5,801,727)
Net decrease in net assets from operations	$(6,374,617)
2
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(572,890)	$(1,002,896)
Net realized gain	2,120,976	5,793,348
Net change in unrealized appreciation (depreciation)	(7,922,703)	34,436,034
Net increase (decrease) in net assets from operations	$(6,374,617)	$39,226,486
Distributions to shareholders:
Class A	$(3,226,852)	$—
Class C	(211,837)	—
Total distributions to shareholders	$(3,438,689)	$—
Transactions in shares of beneficial interest:
Class A	$(1,096,078)	$(2,316,673)
Class C	41,684	(636,423)
Net decrease in net assets from Fund share transactions	$(1,054,394)	$(2,953,096)
Net increase (decrease) in net assets	$(10,867,700)	$36,273,390
Net Assets
At beginning of period	$151,980,299	$115,706,909
At end of period	$141,112,599	$151,980,299
3
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$57.74	$43.06	$36.29	$51.60	$39.63	$32.25
Income (Loss) From Operations
Net investment loss(1)	$(0.21)	$(0.36)	$(0.25)	$(0.33)	$(0.39)	$(0.23)
Net realized and unrealized gain (loss)	(2.21)	15.04	7.02	(13.38)	13.73	8.36
Total income (loss) from operations	$(2.42)	$14.68	$6.77	$(13.71)	$13.34	$8.13
Less Distributions
From net realized gain	$(1.30)	$—	$—	$(1.60)	$(1.37)	$(0.75)
Total distributions	$(1.30)	$—	$—	$(1.60)	$(1.37)	$(0.75)
Net asset value — End of period	$54.02	$57.74	$43.06	$36.29	$51.60	$39.63
Total Return(2)	(4.44)%(3)	34.09%	18.66%	(27.42)%	34.39%	25.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$134,163	$144,509	$109,562	$93,206	$136,537	$101,649
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.24%(6)	1.23%	1.26%	1.28%	1.25%	1.28%
Net expenses	1.24%(6)(7)	1.23%(7)	1.26%(7)	1.28%(7)	1.25%	1.28%
Net investment loss	(0.72)%(6)	(0.67)%	(0.60)%	(0.79)%	(0.83)%	(0.64)%
Portfolio Turnover of the Portfolio	1%(3)	8%	2%	0%(8)	13%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
(8)	Amount is less than 0.5%.
4
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$46.65	$35.05	$29.77	$42.92	$33.41	$27.51
Income (Loss) From Operations
Net investment loss(1)	$(0.34)	$(0.61)	$(0.45)	$(0.54)	$(0.61)	$(0.42)
Net realized and unrealized gain (loss)	(1.74)	12.21	5.73	(11.01)	11.49	7.07
Total income (loss) from operations	$(2.08)	$11.60	$5.28	$(11.55)	$10.88	$6.65
Less Distributions
From net realized gain	$(1.30)	$—	$—	$(1.60)	$(1.37)	$(0.75)
Total distributions	$(1.30)	$—	$—	$(1.60)	$(1.37)	$(0.75)
Net asset value — End of period	$43.27	$46.65	$35.05	$29.77	$42.92	$33.41
Total Return(2)	(4.78)%(3)	33.10%	17.74%	(27.95)%	33.40%	24.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,950	$7,472	$6,145	$7,382	$13,300	$14,982
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.98%(6)	1.98%	2.01%	2.03%	2.00%	2.03%
Net expenses	1.98%(6)(7)	1.98%(7)	2.01%(7)	2.03%(7)	2.00%	2.03%
Net investment loss	(1.46)%(6)	(1.41)%	(1.34)%	(1.53)%	(1.57)%	(1.39)%
Portfolio Turnover of the Portfolio	1%(3)	8%	2%	0%(8)	13%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
(8)	Amount is less than 0.5%.
5
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (54.3% at April 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
6

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
For the six months ended April 30, 2025, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2025, the administration fee amounted to $112,401.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $8,826 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $5,600 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $178,010 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $27,974 for Class C shares.
7

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $9,325 for Class C shares.
Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $1,373,057 and $6,336,638, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class A shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	98,771	$5,680,058	165,673	$ 8,827,723
Issued to shareholders electing to receive payments of distributions in Fund shares	50,723	3,090,035	—	—
Redemptions	(168,785)	(9,866,171)	(207,336)	(11,144,396)
Net decrease	(19,291)	$(1,096,078)	(41,663)	$(2,316,673)
Class C
Sales	9,263	$ 434,223	15,217	$ 666,793
Issued to shareholders electing to receive payments of distributions in Fund shares	4,328	211,762	—	—
Redemptions	(13,116)	(604,301)	(30,375)	(1,303,216)
Net increase (decrease)	475	$ 41,684	(15,158)	$ (636,423)
8

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value
Biotechnology — 2.4%
Vertex Pharmaceuticals, Inc.(1)	11,969	$ 6,098,205
		$ 6,098,205
Broadline Retail — 8.4%
Amazon.com, Inc.(1)	118,076	$ 21,775,576
		$ 21,775,576
Building Products — 0.4%
Trex Co., Inc.(1)	15,892	$ 918,875
		$ 918,875
Capital Markets — 1.2%
S&P Global, Inc.	5,966	$ 2,983,298
		$ 2,983,298
Chemicals — 1.6%
Ecolab, Inc.	7,531	$ 1,893,519
Sherwin-Williams Co.	6,570	2,318,685
		$ 4,212,204
Commercial Services & Supplies — 2.4%
Copart, Inc.(1)	49,420	$ 3,016,103
Waste Connections, Inc.	16,156	3,192,910
		$ 6,209,013
Consumer Staples Distribution & Retail — 2.7%
BJ's Wholesale Club Holdings, Inc.(1)	20,442	$ 2,403,161
Performance Food Group Co.(1)	58,516	4,719,901
		$ 7,123,062
Electrical Equipment — 2.1%
AMETEK, Inc.	31,600	$ 5,358,728
		$ 5,358,728
Financial Services — 6.6%
Fiserv, Inc.(1)	13,974	$ 2,579,181
Shift4 Payments, Inc., Class A(1)(2)	13,838	1,131,948
Visa, Inc., Class A	38,845	13,420,948
		$ 17,132,077
Security	Shares	Value
Food Products — 0.9%
Mondelez International, Inc., Class A	35,144	$ 2,394,361
		$ 2,394,361
Ground Transportation — 2.9%
J.B. Hunt Transport Services, Inc.	14,100	$ 1,841,178
Norfolk Southern Corp.	8,734	1,956,853
Uber Technologies, Inc.(1)	47,387	3,838,821
		$ 7,636,852
Health Care Equipment & Supplies — 3.2%
Intuitive Surgical, Inc.(1)	7,415	$ 3,824,657
Stryker Corp.	12,129	4,535,276
		$ 8,359,933
Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	8,285	$ 3,408,780
		$ 3,408,780
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc.	735	$ 3,747,971
		$ 3,747,971
Interactive Media & Services — 13.3%
Alphabet, Inc., Class A	71,981	$ 11,430,583
Alphabet, Inc., Class C	73,823	11,877,382
Meta Platforms, Inc., Class A	20,515	11,262,735
		$ 34,570,700
IT Services — 4.9%
Accenture PLC, Class A	7,692	$ 2,301,062
Gartner, Inc.(1)	3,812	1,605,157
GoDaddy, Inc., Class A(1)	37,699	7,099,853
Okta, Inc.(1)	15,035	1,686,325
		$ 12,692,397
Life Sciences Tools & Services — 0.9%
Danaher Corp.	11,868	$ 2,365,648
		$ 2,365,648
Pharmaceuticals — 1.2%
Zoetis, Inc.	20,360	$ 3,184,304
		$ 3,184,304

9
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.5%
FirstService Corp.	7,851	$ 1,378,086
		$ 1,378,086
Semiconductors & Semiconductor Equipment — 8.8%
Monolithic Power Systems, Inc.	8,854	$ 5,251,307
NVIDIA Corp.	160,863	17,521,198
		$ 22,772,505
Software — 17.8%
Adobe, Inc.(1)	10,560	$ 3,959,789
Intuit, Inc.	6,414	4,024,593
Microsoft Corp.	74,352	29,388,371
Nutanix, Inc., Class A(1)	22,727	1,561,345
Salesforce, Inc.	27,530	7,397,586
		$ 46,331,684
Specialty Retail — 2.2%
TJX Cos., Inc.	44,664	$ 5,747,364
		$ 5,747,364
Technology Hardware, Storage & Peripherals — 9.5%
Apple, Inc.	116,404	$ 24,735,850
		$ 24,735,850
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.(1)	8,980	$ 2,431,515
		$ 2,431,515
Trading Companies & Distributors — 2.0%
United Rentals, Inc.	8,015	$ 5,061,072
		$ 5,061,072
Total Common Stocks (identified cost $72,303,414)		$258,630,060

Short-Term Investments — 0.8%
Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(3)	1,375,866	$ 1,375,866
Total Affiliated Fund (identified cost $1,375,866)		$ 1,375,866

Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Institutional U.S. Government Money Market Fund, 4.36%	711,338	$ 711,338
Total Securities Lending Collateral (identified cost $711,338)		$ 711,338
Total Short-Term Investments (identified cost $2,087,204)		$ 2,087,204
Total Investments — 100.3% (identified cost $74,390,618)		$260,717,264
Other Assets, Less Liabilities — (0.3)%		$ (874,445)
Net Assets — 100.0%		$259,842,819
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2025. The aggregate market value of securities on loan at April 30, 2025 was $1,197,721.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2025.

10
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $73,014,752) — including $1,197,721 of securities on loan	$259,341,398
Affiliated investments, at value (identified cost $1,375,866)	1,375,866
Dividends receivable	18,718
Dividends receivable from affiliated investments	4,449
Securities lending income receivable	2,278
Tax reclaims receivable	1,015
Trustees' deferred compensation plan	43,328
Total assets	$260,787,052
Liabilities
Collateral for securities loaned	$711,338
Payable to affiliates:
Investment adviser fee	133,618
Trustees' fees	1,584
Trustees' deferred compensation plan	43,328
Accrued expenses	54,365
Total liabilities	$944,233
Net Assets applicable to investors' interest in Portfolio	$259,842,819
11
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $9,228)	$676,071
Dividend income from affiliated investments	32,562
Securities lending income, net	5,085
Total investment income	$713,718
Expenses
Investment adviser fee	$900,806
Trustees’ fees and expenses	9,447
Custodian fee	35,603
Legal and accounting services	25,772
Miscellaneous	4,013
Total expenses	$975,641
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,091
Total expense reductions	$1,091
Net expenses	$974,550
Net investment loss	$(260,832)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$3,878,089(1)
Foreign currency transactions	4
Net realized gain	$3,878,093
Change in unrealized appreciation (depreciation):
Investments	$(14,716,985)
Foreign currency	6
Net change in unrealized appreciation (depreciation)	$(14,716,979)
Net realized and unrealized loss	$(10,838,886)
Net decrease in net assets from operations	$(11,099,718)
(1)	Includes $2,319,136 of net realized gains from redemptions in-kind.
12
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(260,832)	$(346,553)
Net realized gain	3,878,093(1)	10,444,103(2)
Net change in unrealized appreciation (depreciation)	(14,716,979)	61,869,836
Net increase (decrease) in net assets from operations	$(11,099,718)	$71,967,386
Capital transactions:
Contributions	$1,373,057	$4,507,326
Withdrawals	(6,336,638)	(8,395,505)
Net decrease in net assets from capital transactions	$(4,963,581)	$(3,888,179)
Net increase (decrease) in net assets	$(16,063,299)	$68,079,207
Net Assets
At beginning of period	$275,906,118	$207,826,911
At end of period	$259,842,819	$275,906,118
(1)	Includes $2,319,136 of net realized gains from redemptions in-kind.
(2)	Includes $2,912,088 of net realized gains from redemptions in-kind.
13
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.70%(2)	0.70%	0.71%	0.72%	0.70%	0.71%
Net expenses	0.70%(2)(3)	0.70%(3)	0.71%(3)	0.72%(3)	0.70%	0.71%
Net investment loss	(0.19)%(2)	(0.13)%	(0.05)%	(0.23)%	(0.28)%	(0.08)%
Portfolio Turnover	1%(4)	8%	2%	0%(5)	13%	24%
Total Return	(4.18)%(4)	34.79%	19.30%	(27.00)%	35.12%	26.36%
Net assets, end of period (000’s omitted)	$259,843	$275,906	$207,827	$178,974	$262,354	$200,795
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund(equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
(4)	Not annualized.
(5)	Amount is less than 0.5%.
14

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 54.3% and 45.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized
15

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
I  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
For the six months ended April 30, 2025, the investment adviser fee amounted to $900,806 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $1,091 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $1,756,825 and $2,631,359, respectively, for the six months ended April 30, 2025. In-kind sales for the six months ended April 30, 2025 aggregated $2,594,189.
16

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$74,515,769
Gross unrealized appreciation	$186,395,340
Gross unrealized depreciation	(193,845)
Net unrealized appreciation	$186,201,495
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $1,197,721 and $1,261,552, respectively. Collateral received was comprised of cash of $711,338 and U.S. government and/or agencies securities of $550,214. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$711,338	$ —	$ —	$ —	$711,338
17

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for collateral for securities loaned at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2025.
7  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,375,866, which represents 0.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,098,737	$3,795,997	$(5,518,868)	$ —	$ —	$1,375,866	$32,562	1,375,866
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$258,630,060*	$ —	$ —	$258,630,060
Short-Term Investments:
Affiliated Fund	1,375,866	—	—	1,375,866
Securities Lending Collateral	711,338	—	—	711,338
Total Investments	$ 260,717,264	$ —	$ —	$260,717,264
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
18

EACPX-NCSR    4.30.25

Eaton Vance
Tax-Managed Small-Cap Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Tax-Managed Small-Cap Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost $102,730,143)	$121,986,336
Receivable for Fund shares sold	2,071
Total assets	$121,988,407
Liabilities
Payable for Fund shares redeemed	$180,297
Payable to affiliates:
Distribution and service fees	19,089
Sub-transfer agency fee	11,568
Trustees' fees	43
Payable for legal and accounting services	16,853
Accrued expenses	38,739
Total liabilities	$266,589
Net Assets	$121,721,818
Sources of Net Assets
Paid-in capital	$100,107,442
Distributable earnings	21,614,376
Net Assets	$121,721,818
Class A Shares
Net Assets	$86,250,277
Shares Outstanding	2,936,407
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$29.37
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$31.00
Class C Shares
Net Assets	$1,943,866
Shares Outstanding	91,769
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$21.18
Class I Shares
Net Assets	$33,527,675
Shares Outstanding	1,097,952
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$30.54
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income allocated from Portfolio	$916,359
Expenses allocated from Portfolio	(457,775)
Total investment income from Portfolio	$458,584
Expenses
Distribution and service fees:
Class A	$117,309
Class C	11,307
Trustees’ fees and expenses	250
Custodian fee	9,422
Transfer and dividend disbursing agent fees	51,508
Legal and accounting services	22,672
Printing and postage	10,556
Registration fees	25,857
ReFlow liquidity program fees	7,485
Miscellaneous	7,683
Total expenses	$264,049
Net investment income	$194,535
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$6,196,768
Net realized gain	$6,196,768
Change in unrealized appreciation (depreciation):
Investments	$(13,474,101)
Net change in unrealized appreciation (depreciation)	$(13,474,101)
Net realized and unrealized loss	$(7,277,333)
Net decrease in net assets from operations	$(7,082,798)
2
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$194,535	$262,551
Net realized gain	6,196,768	5,773,631
Net change in unrealized appreciation (depreciation)	(13,474,101)	24,878,754
Net increase (decrease) in net assets from operations	$(7,082,798)	$30,914,936
Distributions to shareholders:
Class A	$(2,987,951)	$(1,208,454)
Class C	(100,386)	(40,624)
Class I	(1,205,292)	(493,619)
Total distributions to shareholders	$(4,293,629)	$(1,742,697)
Transactions in shares of beneficial interest:
Class A	$19,148	$(3,828,100)
Class C	(283,905)	(165,137)
Class I	624,356	1,572,407
Net increase (decrease) in net assets from Fund share transactions	$359,599	$(2,420,830)
Net increase (decrease) in net assets	$(11,016,828)	$26,751,409
Net Assets
At beginning of period	$132,738,646	$105,987,237
At end of period	$121,721,818	$132,738,646
3
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$32.02	$25.10	$27.94	$34.81	$24.52	$26.96
Income (Loss) From Operations
Net investment income (loss)(1)	$0.04	$0.05	$0.06	$(0.01)	$(0.05)	$0.02
Net realized and unrealized gain (loss)	(1.66)	7.27	(2.15)	(4.12)	10.37	(0.74)
Total income (loss) from operations	$(1.62)	$7.32	$(2.09)	$(4.13)	$10.32	$(0.72)
Less Distributions
From net investment income	$(0.05)	$(0.03)	$(0.04)	$(0.03)	$(0.03)	$—
From net realized gain	(0.98)	(0.37)	(0.71)	(2.71)	—	(1.72)
Total distributions	$(1.03)	$(0.40)	$(0.75)	$(2.74)	$(0.03)	$(1.72)
Net asset value — End of period	$29.37	$32.02	$25.10	$27.94	$34.81	$24.52
Total Return(2)	(5.43)%(3)	29.31%	(7.62)%	(12.82)%	42.10%	(3.09)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,250	$94,109	$76,963	$88,303	$107,257	$78,430
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.14%(6)	1.13%	1.14%	1.15%	1.11%	1.17%
Net expenses	1.14%(6)(7)	1.13%(7)	1.14%(7)	1.15%(7)	1.11%	1.17%
Net investment income (loss)	0.24%(6)	0.15%	0.20%	(0.05)%	(0.16)%	0.06%
Portfolio Turnover of the Portfolio	17%(3)	34%	38%	43%	40%	44%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
4
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$23.40	$18.55	$20.96	$26.78	$18.99	$21.41
Income (Loss) From Operations
Net investment loss(1)	$(0.06)	$(0.13)	$(0.11)	$(0.18)	$(0.22)	$(0.12)
Net realized and unrealized gain (loss)	(1.18)	5.35	(1.59)	(3.10)	8.01	(0.58)
Total income (loss) from operations	$(1.24)	$5.22	$(1.70)	$(3.28)	$7.79	$(0.70)
Less Distributions
From net realized gain	$(0.98)	$(0.37)	$(0.71)	$(2.54)	$—	$(1.72)
Total distributions	$(0.98)	$(0.37)	$(0.71)	$(2.54)	$—	$(1.72)
Net asset value — End of period	$21.18	$23.40	$18.55	$20.96	$26.78	$18.99
Total Return(2)	(5.78)%(3)	28.30%	(8.31)%	(13.43)%	41.02%	(3.86)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,944	$2,436	$2,073	$2,574	$3,236	$3,565
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.89%(6)	1.88%	1.89%	1.90%	1.86%	1.92%
Net expenses	1.89%(6)(7)	1.88%(7)	1.89%(7)	1.90%(7)	1.86%	1.92%
Net investment loss	(0.50)%(6)	(0.59)%	(0.55)%	(0.79)%	(0.87)%	(0.66)%
Portfolio Turnover of the Portfolio	17%(3)	34%	38%	43%	40%	44%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$33.29	$26.08	$29.01	$36.02	$25.37	$27.77
Income (Loss) From Operations
Net investment income(1)	$0.08	$0.13	$0.13	$0.06	$0.03	$0.08
Net realized and unrealized gain (loss)	(1.72)	7.55	(2.23)	(4.25)	10.71	(0.76)
Total income (loss) from operations	$(1.64)	$7.68	$(2.10)	$(4.19)	$10.74	$(0.68)
Less Distributions
From net investment income	$(0.13)	$(0.10)	$(0.12)	$(0.11)	$(0.09)	$—
From net realized gain	(0.98)	(0.37)	(0.71)	(2.71)	—	(1.72)
Total distributions	$(1.11)	$(0.47)	$(0.83)	$(2.82)	$(0.09)	$(1.72)
Net asset value — End of period	$30.54	$33.29	$26.08	$29.01	$36.02	$25.37
Total Return(2)	(5.31)%(3)	29.63%	(7.40)%	(12.56)%	42.46%	(2.89)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,528	$36,194	$26,951	$27,419	$30,248	$20,346
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.89%(6)	0.88%	0.89%	0.90%	0.86%	0.92%
Net expenses	0.89%(6)(7)	0.88%(7)	0.89%(7)	0.90%(7)	0.86%	0.92%
Net investment income	0.48%(6)	0.40%	0.44%	0.19%	0.08%	0.32%
Portfolio Turnover of the Portfolio	17%(3)	34%	38%	43%	40%	44%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (64.0% at April 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
7

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
For the six months ended April 30, 2025, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $14,256 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,123 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $117,309 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $8,480 for Class C shares.
8

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $2,827 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Investment Transactions
For the six months ended April 30, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $3,159,279 and $7,185,734, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	38,404	$1,233,311	58,974	$ 1,802,699
Issued to shareholders electing to receive payments of distributions in Fund shares	85,048	2,815,583	38,900	1,137,059
Redemptions	(125,867)	(4,029,746)	(224,790)	(6,767,858)
Net increase (decrease)	(2,415)	$ 19,148	(126,916)	$(3,828,100)
Class C
Sales	3,241	$ 78,473	12,263	$ 278,025
Issued to shareholders electing to receive payments of distributions in Fund shares	4,188	100,386	1,890	40,624
Redemptions	(19,731)	(462,764)	(21,855)	(483,786)
Net decrease	(12,302)	$ (283,905)	(7,702)	$ (165,137)
Class I
Sales	283,112	$9,312,961	334,337	$10,267,056
Issued to shareholders electing to receive payments of distributions in Fund shares	34,239	1,177,440	15,696	475,900
Redemptions	(306,695)	(9,866,045)	(296,162)	(9,170,549)
Net increase	10,656	$ 624,356	53,871	$ 1,572,407
9

Tax-Managed Small-Cap Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 97.6%
Security	Shares	Value
Aerospace & Defense — 2.3%
Hexcel Corp.	32,423	$ 1,571,543
Woodward, Inc.	14,598	2,738,147
		$ 4,309,690
Automobile Components — 1.9%
Dorman Products, Inc.(1)	32,713	$ 3,706,383
		$ 3,706,383
Banks — 10.0%
Commerce Bancshares, Inc.	97,543	$ 5,924,762
Community Financial System, Inc.	65,348	3,567,347
First Financial Bankshares, Inc.	108,742	3,643,944
SouthState Corp.	45,961	3,988,496
Stock Yards Bancorp, Inc.	25,477	1,854,471
		$ 18,979,020
Building Products — 8.4%
A.O. Smith Corp.	44,488	$ 3,018,956
AAON, Inc.	39,061	3,565,098
Advanced Drainage Systems, Inc.	17,419	1,976,882
AZZ, Inc.	23,527	2,041,203
CSW Industrials, Inc.	9,253	2,891,377
Hayward Holdings, Inc.(1)	192,291	2,563,239
		$ 16,056,755
Capital Markets — 3.8%
Cohen & Steers, Inc.	43,929	$ 3,352,661
Stifel Financial Corp.	45,135	3,867,618
		$ 7,220,279
Chemicals — 2.1%
Balchem Corp.	14,750	$ 2,309,112
Quaker Chemical Corp.	15,619	1,654,677
		$ 3,963,789
Consumer Staples Distribution & Retail — 2.6%
Chefs' Warehouse, Inc.(1)	21,753	$ 1,239,268
Performance Food Group Co.(1)	46,209	3,727,218
		$ 4,966,486
Security	Shares	Value
Containers & Packaging — 2.8%
AptarGroup, Inc.	36,109	$ 5,414,545
		$ 5,414,545
Distributors — 1.1%
LKQ Corp.	57,167	$ 2,184,351
		$ 2,184,351
Diversified Consumer Services — 1.3%
Bright Horizons Family Solutions, Inc.(1)	19,652	$ 2,464,754
		$ 2,464,754
Diversified REITs — 2.4%
Essential Properties Realty Trust, Inc.	144,926	$ 4,662,269
		$ 4,662,269
Electric Utilities — 2.0%
IDACORP, Inc.	31,776	$ 3,752,428
		$ 3,752,428
Electronic Equipment, Instruments & Components — 2.3%
Badger Meter, Inc.	15,865	$ 3,503,309
Novanta, Inc.(1)	7,335	871,838
		$ 4,375,147
Financial Services — 1.2%
Euronet Worldwide, Inc.(1)	23,952	$ 2,373,643
		$ 2,373,643
Food Products — 0.5%
Freshpet, Inc.(1)	2,637	$ 193,925
J & J Snack Foods Corp.	1,165	150,972
Lancaster Colony Corp.	3,859	628,168
		$ 973,065
Ground Transportation — 1.2%
Landstar System, Inc.	17,237	$ 2,312,344
		$ 2,312,344
Health Care Equipment & Supplies — 1.2%
Integer Holdings Corp.(1)	18,013	$ 2,275,222
		$ 2,275,222
Health Care Providers & Services — 6.8%
Addus HomeCare Corp.(1)	21,057	$ 2,201,509
Chemed Corp.	7,570	4,402,031

10
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Option Care Health, Inc.(1)	106,756	$ 3,449,286
U.S. Physical Therapy, Inc.	42,171	2,998,780
		$ 13,051,606
Health Care Technology — 0.6%
Certara, Inc.(1)	79,979	$ 1,108,509
		$ 1,108,509
Hotels, Restaurants & Leisure — 4.6%
Aramark	106,485	$ 3,559,794
Texas Roadhouse, Inc.	4,546	754,454
Wyndham Hotels & Resorts, Inc.	53,141	4,532,927
		$ 8,847,175
Household Durables — 1.2%
Meritage Homes Corp.	14,004	$ 954,233
Taylor Morrison Home Corp.(1)	23,989	1,375,769
		$ 2,330,002
Industrial REITs — 3.3%
EastGroup Properties, Inc.	21,040	$ 3,438,357
Terreno Realty Corp.	49,075	2,764,395
		$ 6,202,752
Insurance — 9.0%
AMERISAFE, Inc.	32,237	$ 1,498,698
First American Financial Corp.	30,331	1,844,428
Hamilton Insurance Group Ltd., Class B(1)	105,110	1,944,535
Kemper Corp.	29,619	1,751,075
RLI Corp.	54,306	4,019,187
Selective Insurance Group, Inc.	20,318	1,772,339
White Mountains Insurance Group Ltd.	2,414	4,266,625
		$ 17,096,887
Machinery — 8.9%
Albany International Corp., Class A	39,269	$ 2,582,329
Atmus Filtration Technologies, Inc.	71,909	2,493,085
Donaldson Co., Inc.	36,661	2,409,727
ESCO Technologies, Inc.	21,624	3,383,075
Franklin Electric Co., Inc.	34,561	2,936,303
Middleby Corp.(1)	23,145	3,086,386
		$ 16,890,905
Security	Shares	Value
Media — 0.8%
John Wiley & Sons, Inc., Class A	36,653	$ 1,599,537
		$ 1,599,537
Professional Services — 2.6%
CBIZ, Inc.(1)	71,549	$ 4,872,487
		$ 4,872,487
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.(1)	95,045	$ 1,812,508
Diodes, Inc.(1)	44,277	1,700,237
Universal Display Corp.	6,565	824,761
		$ 4,337,506
Software — 4.3%
CCC Intelligent Solutions Holdings, Inc.(1)	294,200	$ 2,724,292
Clearwater Analytics Holdings, Inc., Class A(1)	76,155	1,731,765
nCino, Inc.(1)	28,383	658,485
Progress Software Corp.	27,123	1,626,295
SPS Commerce, Inc.(1)	9,743	1,398,218
		$ 8,139,055
Specialty Retail — 3.4%
Group 1 Automotive, Inc.	6,039	$ 2,437,522
RH(1)	3,277	603,066
Valvoline, Inc.(1)	101,116	3,464,234
		$ 6,504,822
Trading Companies & Distributors — 2.7%
Core & Main, Inc., Class A(1)	97,008	$ 5,110,382
		$ 5,110,382
Total Common Stocks (identified cost $152,484,834)		$186,081,795

11
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(2)	3,545,792	$ 3,545,792
Total Short-Term Investments (identified cost $3,545,792)		$ 3,545,792
Total Investments — 99.5% (identified cost $156,030,626)		$189,627,587
Other Assets, Less Liabilities — 0.5%		$ 912,412
Net Assets — 100.0%		$190,539,999
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of April 30, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts
12
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $152,484,834)	$186,081,795
Affiliated investments, at value (identified cost $3,545,792)	3,545,792
Dividends receivable	21,654
Dividends receivable from affiliated investments	15,083
Receivable for investments sold	1,124,805
Trustees' deferred compensation plan	64,114
Total assets	$190,853,243
Liabilities
Payable for investments purchased	$104,642
Payable to affiliates:
Investment adviser fee	96,018
Trustees' fees	1,178
Trustees' deferred compensation plan	64,114
Payable for custodian fee	18,257
Payable for legal and accounting services	23,850
Accrued expenses	5,185
Total liabilities	$313,244
Net Assets applicable to investors' interest in Portfolio	$190,539,999
13
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income	$1,356,565
Dividend income from affiliated investments	62,721
Total investment income	$1,419,286
Expenses
Investment adviser fee	$646,696
Trustees’ fees and expenses	7,000
Custodian fee	28,857
Legal and accounting services	27,083
Miscellaneous	1,791
Total expenses	$711,427
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$2,087
Total expense reductions	$2,087
Net expenses	$709,340
Net investment income	$709,946
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$9,613,013(1)
Net realized gain	$9,613,013
Change in unrealized appreciation (depreciation):
Investments	$(20,880,318)
Net change in unrealized appreciation (depreciation)	$(20,880,318)
Net realized and unrealized loss	$(11,267,305)
Net decrease in net assets from operations	$(10,557,359)
(1)	Includes $3,474,699 of net realized gains from redemptions in-kind.
14
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$709,946	$1,177,860
Net realized gain	9,613,013(1)	8,844,730(2)
Net change in unrealized appreciation (depreciation)	(20,880,318)	38,033,408
Net increase (decrease) in net assets from operations	$(10,557,359)	$48,055,998
Capital transactions:
Contributions	$3,159,279	$4,181,577
Withdrawals	(7,185,734)	(8,884,096)
Net decrease in net assets from capital transactions	$(4,026,455)	$(4,702,519)
Net increase (decrease) in net assets	$(14,583,814)	$43,353,479
Net Assets
At beginning of period	$205,123,813	$161,770,334
At end of period	$190,539,999	$205,123,813
(1)	Includes $3,474,699 of net realized gains from redemptions in-kind.
(2)	Includes $2,801,738 of net realized gains from redemptions in-kind.
15
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.69%(2)	0.68%	0.68%	0.69%	0.68%	0.69%
Net expenses	0.69%(2)(3)	0.68%(3)	0.68%(3)	0.69%(3)	0.68%	0.69%
Net investment income	0.69%(2)	0.60%	0.65%	0.41%	0.27%	0.54%
Portfolio Turnover	17%(4)	34%	38%	43%	40%	44%
Total Return	(5.22)%(4)	29.88%	(7.19)%	(12.42)%	42.69%	(2.63)%
Net assets, end of period (000’s omitted)	$190,540	$205,124	$161,770	$179,629	$215,268	$155,429
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
(4)	Not annualized.
16

Tax-Managed Small-Cap Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in a diversified portfolio of publicly-traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 64.0% and 36.0%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
G  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
17

Tax-Managed Small-Cap Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

H  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
For the six months ended April 30, 2025, the investment adviser fee amounted to $646,696 or 0.625% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $2,087 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $40,867,220 and $34,396,955, respectively, for the six months ended April 30, 2025. In-kind sales for the six months ended April 30, 2025 aggregated $4,515,380.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$157,196,950
Gross unrealized appreciation	$41,094,434
Gross unrealized depreciation	(8,663,797)
Net unrealized appreciation	$32,430,637
18

Tax-Managed Small-Cap Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
6  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,545,792, which represents 1.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$9,874,706	$18,937,513	$(25,266,427)	$ —	$ —	$3,545,792	$62,721	3,545,792
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$186,081,795*	$ —	$ —	$186,081,795
Short-Term Investments	3,545,792	—	—	3,545,792
Total Investments	$ 189,627,587	$ —	$ —	$189,627,587
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
19

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ETMGX-NCSR    4.30.25

Eaton Vance
Tax-Managed Value Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Tax-Managed Value Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Tax-Managed Value Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Investment in Tax-Managed Value Portfolio, at value (identified cost $340,450,119)	$741,272,911
Receivable for Fund shares sold	204,555
Total assets	$741,477,466
Liabilities
Payable for Fund shares redeemed	$261,513
Payable to affiliates:
Administration fee	89,732
Distribution and service fees	106,354
Sub-transfer agency fee	20,433
Trustees' fees	42
Payable for transfer and dividend disbursing agent fees	30,332
Accrued expenses	75,658
Total liabilities	$584,064
Net Assets	$740,893,402
Sources of Net Assets
Paid-in capital	$360,888,467
Distributable earnings	380,004,935
Net Assets	$740,893,402
Class A Shares
Net Assets	$442,370,317
Shares Outstanding	11,541,324
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$38.33
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$40.45
Class C Shares
Net Assets	$21,318,856
Shares Outstanding	581,140
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$36.68
Class I Shares
Net Assets	$277,204,229
Shares Outstanding	7,267,786
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$38.14
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $54,412)	$8,352,596
Securities lending income allocated from Portfolio, net	1,625
Expenses allocated from Portfolio	(2,735,567)
Total investment income from Portfolio	$5,618,654
Expenses
Administration fee	$601,963
Distribution and service fees:
Class A	593,681
Class C	116,253
Trustees’ fees and expenses	250
Custodian fee	26,979
Transfer and dividend disbursing agent fees	138,968
Legal and accounting services	35,897
Printing and postage	16,304
Registration fees	29,158
ReFlow liquidity program fees	44,591
Miscellaneous	10,896
Total expenses	$1,614,940
Net investment income	$4,003,714
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$34,681,367
Foreign currency transactions	(4,007)
Net realized gain	$34,677,360
Change in unrealized appreciation (depreciation):
Investments	$(84,066,046)
Foreign currency	4,555
Net change in unrealized appreciation (depreciation)	$(84,061,491)
Net realized and unrealized loss	$(49,384,131)
Net decrease in net assets from operations	$(45,380,417)
2
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,003,714	$6,553,798
Net realized gain	34,677,360	45,978,289
Net change in unrealized appreciation (depreciation)	(84,061,491)	153,801,811
Net increase (decrease) in net assets from operations	$(45,380,417)	$206,333,898
Distributions to shareholders:
Class A	$(17,393,361)	$(14,155,725)
Class C	(727,629)	(567,330)
Class I	(12,016,107)	(9,367,730)
Total distributions to shareholders	$(30,137,097)	$(24,090,785)
Transactions in shares of beneficial interest:
Class A	$(2,142,058)	$(19,877,350)
Class C	(210,686)	(1,458,902)
Class I	(7,177,560)	206,138
Net decrease in net assets from Fund share transactions	$(9,530,304)	$(21,130,114)
Net increase (decrease) in net assets	$(85,047,818)	$161,112,999
Net Assets
At beginning of period	$825,941,220	$664,828,221
At end of period	$740,893,402	$825,941,220
3
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$42.18	$33.08	$34.61	$39.77	$28.17	$29.89
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.30	$0.33	$0.42	$0.29	$0.35
Net realized and unrealized gain (loss)	(2.53)	9.98	(1.11)	(3.83)	11.73	(1.72)
Total income (loss) from operations	$(2.34)	$10.28	$(0.78)	$(3.41)	$12.02	$(1.37)
Less Distributions
From net investment income	$(0.31)	$(0.26)	$(0.39)	$(0.31)	$(0.34)	$(0.34)
From net realized gain	(1.20)	(0.92)	(0.36)	(1.44)	(0.08)	(0.01)
Total distributions	$(1.51)	$(1.18)	$(0.75)	$(1.75)	$(0.42)	$(0.35)
Net asset value — End of period	$38.33	$42.18	$33.08	$34.61	$39.77	$28.17
Total Return(2)	(5.81)%(3)	31.66%	(2.32)%	(8.95)%	43.03%	(4.66)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$442,370	$489,133	$399,603	$431,902	$497,565	$362,651
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.16%(6)	1.15%	1.16%	1.16%	1.15%	1.17%
Net expenses	1.16%(6)(7)	1.15%(7)	1.16%(7)	1.16%(7)	1.15%	1.17%
Net investment income	0.93%(6)	0.77%	0.94%	1.18%	0.80%	1.25%
Portfolio Turnover of the Portfolio	31%(3)	23%	31%	29%	11%	25%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
4
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$40.30	$31.65	$33.14	$38.17	$27.02	$28.58
Income (Loss) From Operations
Net investment income(1)	$0.03	$0.01	$0.07	$0.15	$0.02	$0.13
Net realized and unrealized gain (loss)	(2.42)	9.56	(1.07)	(3.68)	11.28	(1.67)
Total income (loss) from operations	$(2.39)	$9.57	$(1.00)	$(3.53)	$11.30	$(1.54)
Less Distributions
From net investment income	$(0.03)	$—	$(0.13)	$(0.06)	$(0.07)	$(0.01)
From net realized gain	(1.20)	(0.92)	(0.36)	(1.44)	(0.08)	(0.01)
Total distributions	$(1.23)	$(0.92)	$(0.49)	$(1.50)	$(0.15)	$(0.02)
Net asset value — End of period	$36.68	$40.30	$31.65	$33.14	$38.17	$27.02
Total Return(2)	(6.18)%(3)	30.68%	(3.05)%	(9.61)%	41.94%	(5.38)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,319	$23,670	$19,794	$24,304	$26,389	$20,066
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.91%(6)	1.90%	1.91%	1.91%	1.90%	1.92%
Net expenses	1.91%(6)(7)	1.90%(7)	1.91%(7)	1.91%(7)	1.90%	1.92%
Net investment income	0.17%(6)	0.02%	0.20%	0.43%	0.05%	0.50%
Portfolio Turnover of the Portfolio	31%(3)	23%	31%	29%	11%	25%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$42.04	$32.96	$34.51	$39.65	$28.08	$29.79
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.40	$0.41	$0.51	$0.37	$0.42
Net realized and unrealized gain (loss)	(2.52)	9.95	(1.12)	(3.81)	11.69	(1.71)
Total income (loss) from operations	$(2.28)	$10.35	$(0.71)	$(3.30)	$12.06	$(1.29)
Less Distributions
From net investment income	$(0.42)	$(0.35)	$(0.48)	$(0.40)	$(0.42)	$(0.41)
From net realized gain	(1.20)	(0.92)	(0.36)	(1.44)	(0.07)	(0.01)
Total distributions	$(1.62)	$(1.27)	$(0.84)	$(1.84)	$(0.49)	$(0.42)
Net asset value — End of period	$38.14	$42.04	$32.96	$34.51	$39.65	$28.08
Total Return(2)	(5.71)%(3)	32.00%	(2.08)%	(8.70)%	43.41%	(4.42)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$277,204	$313,138	$245,432	$262,732	$283,334	$189,549
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.91%(6)	0.90%	0.91%	0.91%	0.90%	0.92%
Net expenses	0.91%(6)(7)	0.90%(7)	0.91%(7)	0.91%(7)	0.90%	0.92%
Net investment income	1.18%(6)	1.02%	1.19%	1.42%	1.05%	1.49%
Portfolio Turnover of the Portfolio	31%(3)	23%	31%	29%	11%	25%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (79.3% at April 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
7

Eaton Vance
Tax-Managed Value Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.555%
For the six months ended April 30, 2025, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2025, the administration fee amounted to $601,963.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $25,134 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,663 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $593,681 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $87,190 for Class C shares.
8

Eaton Vance
Tax-Managed Value Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $29,063 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A and Class C shareholders.
6  Investment Transactions
For the six months ended April 30, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $1,722,556 and $43,288,344, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	145,827	$ 5,958,751	284,532	$11,017,531
Issued to shareholders electing to receive payments of distributions in Fund shares	367,138	15,173,796	340,050	12,347,222
Redemptions	(566,767)	(23,274,605)	(1,110,303)	(43,242,103)
Net decrease	(53,802)	$(2,142,058)	(485,721)	$(19,877,350)
Class C
Sales	55,736	$ 2,183,639	55,355	$ 2,052,500
Issued to shareholders electing to receive payments of distributions in Fund shares	17,053	676,503	14,994	523,609
Redemptions	(78,984)	(3,070,828)	(108,501)	(4,035,011)
Net decrease	(6,195)	$ (210,686)	(38,152)	$(1,458,902)
Class I
Sales	1,045,803	$42,291,118	1,586,723	$60,562,953
Issued to shareholders electing to receive payments of distributions in Fund shares	264,727	10,877,625	234,043	8,451,280
Redemptions	(1,492,056)	(60,346,303)	(1,817,034)	(68,808,095)
Net increase (decrease)	(181,526)	$(7,177,560)	3,732	$ 206,138
9

Tax-Managed Value Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 1.5%
RTX Corp.	113,000	$ 14,252,690
		$ 14,252,690
Banks — 8.2%
JPMorgan Chase & Co.	137,858	$ 33,722,824
PNC Financial Services Group, Inc.	142,029	22,822,640
Wells Fargo & Co.	284,056	20,170,817
		$ 76,716,281
Beverages — 0.9%
Constellation Brands, Inc., Class A	43,775	$ 8,209,564
		$ 8,209,564
Biotechnology — 3.4%
AbbVie, Inc.	64,865	$ 12,655,162
Gilead Sciences, Inc.	97,179	10,353,451
Neurocrine Biosciences, Inc.(1)	85,834	9,243,463
		$ 32,252,076
Building Products — 0.8%
Carrier Global Corp.	113,000	$ 7,067,020
		$ 7,067,020
Capital Markets — 6.7%
Cboe Global Markets, Inc.	22,561	$ 5,004,030
Charles Schwab Corp.	371,980	30,279,172
Goldman Sachs Group, Inc.	22,892	12,534,514
Interactive Brokers Group, Inc., Class A	85,314	14,661,211
		$ 62,478,927
Chemicals — 1.9%
Linde PLC	38,610	$ 17,499,210
		$ 17,499,210
Communications Equipment — 1.2%
Cisco Systems, Inc.	191,540	$ 11,057,604
		$ 11,057,604
Consumer Staples Distribution & Retail — 1.4%
BJ's Wholesale Club Holdings, Inc.(1)	114,285	$ 13,435,345
		$ 13,435,345
Security	Shares	Value
Containers & Packaging — 1.8%
Ball Corp.	320,112	$ 16,626,617
		$ 16,626,617
Distributors — 0.5%
Pool Corp.(2)	15,145	$ 4,439,605
		$ 4,439,605
Electric Utilities — 2.2%
NextEra Energy, Inc.	314,620	$ 21,041,786
		$ 21,041,786
Electrical Equipment — 0.9%
Rockwell Automation, Inc.	33,916	$ 8,400,315
		$ 8,400,315
Energy Equipment & Services — 0.8%
Baker Hughes Co.	213,161	$ 7,545,899
		$ 7,545,899
Entertainment — 1.4%
Walt Disney Co.	147,913	$ 13,452,687
		$ 13,452,687
Financial Services — 3.4%
Fiserv, Inc.(1)	91,212	$ 16,834,999
Visa, Inc., Class A	44,697	15,442,813
		$ 32,277,812
Food Products — 3.4%
General Mills, Inc.	206,704	$ 11,728,385
Hershey Co.	63,156	10,559,052
Nestle SA	90,000	9,579,364
		$ 31,866,801
Ground Transportation — 1.9%
CSX Corp.	240,932	$ 6,762,961
Union Pacific Corp.	50,876	10,971,918
		$ 17,734,879
Health Care Equipment & Supplies — 4.6%
Abbott Laboratories	90,859	$ 11,879,814
Boston Scientific Corp.(1)	95,971	9,872,537
Stryker Corp.	58,093	21,722,135
		$ 43,474,486

10
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 1.7%
McKesson Corp.	5,281	$ 3,764,244
UnitedHealth Group, Inc.	28,407	11,687,776
		$ 15,452,020
Household Durables — 2.3%
D.R. Horton, Inc.	99,360	$ 12,553,143
Meritage Homes Corp.	132,509	9,029,163
		$ 21,582,306
Household Products — 1.4%
Clorox Co.	88,949	$ 12,657,443
		$ 12,657,443
Industrial Conglomerates — 3.6%
3M Co.	153,734	$ 21,355,190
Honeywell International, Inc.	59,519	12,528,749
		$ 33,883,939
Insurance — 4.3%
Arch Capital Group Ltd.	183,981	$ 16,683,397
Reinsurance Group of America, Inc.	33,595	6,292,679
Travelers Cos., Inc.	64,030	16,912,244
		$ 39,888,320
Interactive Media & Services — 2.4%
Alphabet, Inc., Class A	141,849	$ 22,525,621
		$ 22,525,621
Leisure Products — 0.6%
Hasbro, Inc.	86,381	$ 5,346,984
		$ 5,346,984
Life Sciences Tools & Services — 1.9%
Thermo Fisher Scientific, Inc.	40,907	$ 17,549,103
		$ 17,549,103
Machinery — 7.5%
Ingersoll Rand, Inc.	287,559	$ 21,690,575
Otis Worldwide Corp.	56,500	5,439,255
Parker-Hannifin Corp.	32,913	19,914,340
Toro Co.	44,934	3,068,093
Westinghouse Air Brake Technologies Corp.	109,778	20,280,388
		$ 70,392,651
Security	Shares	Value
Metals & Mining — 1.6%
Steel Dynamics, Inc.	112,943	$ 14,649,837
		$ 14,649,837
Multi-Utilities — 3.5%
CMS Energy Corp.	111,375	$ 8,202,769
Sempra	325,074	24,143,246
		$ 32,346,015
Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	182,306	$ 24,804,554
EOG Resources, Inc.	51,427	5,673,941
EQT Corp.	235,177	11,627,151
Phillips 66	49,190	5,118,712
		$ 47,224,358
Pharmaceuticals — 4.2%
Eli Lilly & Co.	14,117	$ 12,690,477
Merck & Co., Inc.	124,185	10,580,562
Zoetis, Inc.	101,295	15,842,538
		$ 39,113,577
Residential REITs — 3.4%
AvalonBay Communities, Inc.	47,915	$ 10,061,192
Invitation Homes, Inc.	213,498	7,299,497
Mid-America Apartment Communities, Inc.	92,442	14,758,365
		$ 32,119,054
Semiconductors & Semiconductor Equipment — 3.9%
Intel Corp.	210,273	$ 4,226,487
Micron Technology, Inc.	279,608	21,515,836
QUALCOMM, Inc.	69,710	10,349,147
		$ 36,091,470
Software — 1.6%
Nice Ltd. ADR(1)	50,232	$ 7,828,908
Oracle Corp.	52,884	7,441,837
		$ 15,270,745
Specialty Retail — 3.9%
Chewy, Inc., Class A(1)	195,236	$ 7,321,350
Home Depot, Inc.	81,060	29,221,319
		$ 36,542,669
Total Common Stocks (identified cost $463,700,828)		$932,465,716

11
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(3)	2,218,727	$ 2,218,727
Total Short-Term Investments (identified cost $2,218,727)		$ 2,218,727
Total Investments — 99.9% (identified cost $465,919,555)		$934,684,443
Other Assets, Less Liabilities — 0.1%		$ 538,351
Net Assets — 100.0%		$935,222,794
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2025. The aggregate market value of securities on loan at April 30, 2025 was $4,395,048.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2025.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
12
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $463,700,828) — including $4,395,048 of securities on loan	$932,465,716
Affiliated investments, at value (identified cost $2,218,727)	2,218,727
Dividends receivable	834,994
Dividends receivable from affiliated investments	28,092
Securities lending income receivable	83
Tax reclaims receivable	311,763
Trustees' deferred compensation plan	192,754
Total assets	$936,052,129
Liabilities
Payable to affiliates:
Investment adviser fee	$480,777
Trustees' fees	5,504
Trustees' deferred compensation plan	192,754
Payable for custodian fee	83,493
Accrued expenses	66,807
Total liabilities	$829,335
Net Assets applicable to investors' interest in Portfolio	$935,222,794
13
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $68,502)	$10,352,208
Dividend income from affiliated investments	122,238
Securities lending income, net	2,035
Total investment income	$10,476,481
Expenses
Investment adviser fee	$3,206,411
Trustees’ fees and expenses	32,639
Custodian fee	129,459
Legal and accounting services	52,040
Miscellaneous	15,204
Total expenses	$3,435,753
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$4,188
Total expense reductions	$4,188
Net expenses	$3,431,565
Net investment income	$7,044,916
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$43,406,274(1)
Foreign currency transactions	(5,030)
Net realized gain	$43,401,244
Change in unrealized appreciation (depreciation):
Investments	$(105,650,274)
Foreign currency	5,849
Net change in unrealized appreciation (depreciation)	$(105,644,425)
Net realized and unrealized loss	$(62,243,181)
Net decrease in net assets from operations	$(55,198,265)
(1)	Includes $27,278,980 of net realized gains from redemptions in-kind.
14
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,044,916	$12,035,986
Net realized gain	43,401,244(1)	56,969,196(2)
Net change in unrealized appreciation (depreciation)	(105,644,425)	190,646,797
Net increase (decrease) in net assets from operations	$(55,198,265)	$259,651,979
Capital transactions:
Contributions	$1,722,556	$9,683,402
Withdrawals	(43,288,344)	(59,107,279)
Net decrease in net assets from capital transactions	$(41,565,788)	$(49,423,877)
Net increase (decrease) in net assets	$(96,764,053)	$210,228,102
Net Assets
At beginning of period	$1,031,986,847	$821,758,745
At end of period	$935,222,794	$1,031,986,847
(1)	Includes $27,278,980 of net realized gains from redemptions in-kind.
(2)	Includes $25,902,972 of net realized gains from redemptions in-kind.
15
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.68%(2)	0.68%	0.68%	0.68%	0.68%	0.68%
Net expenses	0.68%(2)(3)	0.68%(3)	0.68%(3)	0.68%(3)	0.68%	0.68%
Net investment income	1.40%(2)	1.24%	1.42%	1.65%	1.27%	1.73%
Portfolio Turnover	31%(4)	23%	31%	29%	11%	25%
Total Return	(5.58)%(4)	32.27%	(1.84)%	(8.51)%	43.69%	(4.18)%
Net assets, end of period (000’s omitted)	$935,223	$1,031,987	$821,759	$880,628	$994,337	$704,707
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
(4)	Not annualized.
16
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 79.3% and 20.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries (the “EU reclaims”). Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
17

Tax-Managed Value Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.555%
For the six months ended April 30, 2025, the investment adviser fee amounted to $3,206,411 or 0.64% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $4,188 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
18

Tax-Managed Value Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $313,609,845 and $303,734,787, respectively, for the six months ended April 30, 2025. In-kind sales for the six months ended April 30, 2025 aggregated $30,636,004.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$468,846,158
Gross unrealized appreciation	$468,925,838
Gross unrealized depreciation	(3,087,553)
Net unrealized appreciation	$465,838,285
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2025, the total value of securities on loan was $4,395,048 and the total value of collateral received was $4,495,948, comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.
19

Tax-Managed Value Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,218,727, which represents 0.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$15,822,470	$101,174,779	$(114,778,522)	$ —	$ —	$2,218,727	$122,238	2,218,727
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 35,978,308	$ —	$ —	$ 35,978,308
Consumer Discretionary	67,911,564	—	—	67,911,564
Consumer Staples	56,589,789	9,579,364	—	66,169,153
Energy	54,770,257	—	—	54,770,257
Financials	211,361,340	—	—	211,361,340
Health Care	147,841,262	—	—	147,841,262
Industrials	151,731,494	—	—	151,731,494
Information Technology	62,419,819	—	—	62,419,819
Materials	48,775,664	—	—	48,775,664
Real Estate	32,119,054	—	—	32,119,054
Utilities	53,387,801	—	—	53,387,801
Total Common Stocks	$922,886,352	$9,579,364*	$ —	$932,465,716
Short-Term Investments	$ 2,218,727	$ —	$ —	$ 2,218,727
Total Investments	$925,105,079	$ 9,579,364	$ —	$934,684,443
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
20

EATVX-NCSR    4.30.25

Eaton Vance
Floating-Rate Advantage Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Floating-Rate Advantage Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Investment in Senior Debt Portfolio, at value (identified cost $5,565,212,299)	$5,212,966,258
Receivable for Fund shares sold	5,624,865
Total assets	$5,218,591,123
Liabilities
Payable for Fund shares redeemed	$19,035,344
Distributions payable	5,660,391
Payable to affiliates:
Administration fee	434,351
Distribution and service fees	378,868
Sub-transfer agency fee	74,290
Trustees' fees	42
Accrued expenses	600,951
Total liabilities	$26,184,237
Net Assets	$5,192,406,886
Sources of Net Assets
Paid-in capital	$6,588,584,057
Accumulated loss	(1,396,177,171)
Net Assets	$5,192,406,886
Advisers Class Shares
Net Assets	$57,469,786
Shares Outstanding	5,909,511
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.72
Class A Shares
Net Assets	$1,051,138,537
Shares Outstanding	108,064,576
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.73
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.06
Class C Shares
Net Assets	$243,011,716
Shares Outstanding	25,027,029
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.71
Class I Shares
Net Assets	$3,780,169,361
Shares Outstanding	388,675,472
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.73
1
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2025
Class R6 Shares
Net Assets	$60,617,486
Shares Outstanding	6,227,208
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.73
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income allocated from Portfolio	$2,821,603
Interest income allocated from Portfolio	278,540,182
Other income allocated from Portfolio	4,402,257
Expenses, excluding interest expense, allocated from Portfolio	(15,085,342)
Interest expense allocated from Portfolio	(36,538,194)
Total investment income from Portfolio	$234,140,506
Expenses
Administration fee	$2,797,692
Distribution and service fees:
Advisers Class	72,579
Class A	1,346,048
Class C	963,448
Trustees’ fees and expenses	250
Custodian fee	30,695
Transfer and dividend disbursing agent fees	1,560,096
Legal and accounting services	40,271
Printing and postage	108,804
Registration fees	112,557
Miscellaneous	42,816
Total expenses	$7,075,256
Net investment income	$227,065,250
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$(25,972,990)
Foreign currency transactions	(4,471,799)
Forward foreign currency exchange contracts	38,300,019
Net realized gain	$7,855,230
Change in unrealized appreciation (depreciation):
Investments	$(129,507,217)
Foreign currency	(1,637,070)
Forward foreign currency exchange contracts	(45,309,186)
Net change in unrealized appreciation (depreciation)	$(176,453,473)
Net realized and unrealized loss	$(168,598,243)
Net increase in net assets from operations	$58,467,007
3
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$227,065,250	$516,812,972
Net realized gain (loss)	7,855,230	(215,439,686)
Net change in unrealized appreciation (depreciation)	(176,453,473)	311,850,727
Net increase in net assets from operations	$58,467,007	$613,224,013
Distributions to shareholders:
Advisers Class	$(2,308,282)	$(5,715,977)
Class A	(42,803,713)	(103,906,150)
Class C	(9,561,846)	(24,607,671)
Class I	(169,211,639)	(396,647,314)
Class R6	(2,920,752)	(2,532,293)
Total distributions to shareholders	$(226,806,232)	$(533,409,405)
Transactions in shares of beneficial interest:
Advisers Class	$2,376,327	$(11,560,693)
Class A	(18,052,917)	(56,752,304)
Class C	(15,330,285)	(33,304,622)
Class I	(260,595,501)	(12,763,179)
Class R6	45,799,949	1,803,878
Net decrease in net assets from Fund share transactions	$(245,802,427)	$(112,576,920)
Net decrease in net assets	$(414,141,652)	$(32,762,312)
Net Assets
At beginning of period	$5,606,548,538	$5,639,310,850
At end of period	$5,192,406,886	$5,606,548,538
4
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2025
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.01	$9.87	$9.62	$10.58	$10.07	$10.55
Income (Loss) From Operations
Net investment income(1)	$0.39	$0.90	$0.85	$0.49	$0.40	$0.46
Net realized and unrealized gain (loss)	(0.29)	0.16	0.26	(0.97)	0.53	(0.48)
Total income (loss) from operations	$0.10	$1.06	$1.11	$(0.48)	$0.93	$(0.02)
Less Distributions
From net investment income	$(0.39)	$(0.92)	$(0.86)	$(0.48)	$(0.42)	$(0.46)
Total distributions	$(0.39)	$(0.92)	$(0.86)	$(0.48)	$(0.42)	$(0.46)
Net asset value — End of period	$9.72	$10.01	$9.87	$9.62	$10.58	$10.07
Total Return(2)	1.00%(3)	11.16%	11.92%	(4.62)%	9.30%	(0.05)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,470	$56,828	$67,432	$82,925	$88,509	$64,551
Ratios (as a percentage of average daily net assets):(4)(5)
Expenses excluding interest and fees	0.96%(6)	1.00%	1.00%	0.94%	0.95%	1.00%
Interest and fee expense	1.31%(6)	1.67%	1.82%	0.49%	0.33%	0.63%
Total expenses	2.27%(6)	2.67%	2.82%	1.43%	1.28%	1.63%
Net expenses	2.27%(6)(7)	2.67%(7)	2.82%(7)	1.43%(7)	1.28%	1.63%
Net investment income	7.96%(6)	8.94%	8.62%	4.79%	3.79%	4.50%
Portfolio Turnover of the Portfolio	17%(3)	35%	18%	27%	28%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2025
Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.01	$9.87	$9.62	$10.58	$10.07	$10.55
Income (Loss) From Operations
Net investment income(1)	$0.39	$0.90	$0.85	$0.49	$0.40	$0.45
Net realized and unrealized gain (loss)	(0.28)	0.16	0.26	(0.97)	0.53	(0.47)
Total income (loss) from operations	$0.11	$1.06	$1.11	$(0.48)	$0.93	$(0.02)
Less Distributions
From net investment income	$(0.39)	$(0.92)	$(0.86)	$(0.48)	$(0.42)	$(0.46)
Total distributions	$(0.39)	$(0.92)	$(0.86)	$(0.48)	$(0.42)	$(0.46)
Net asset value — End of period	$9.73	$10.01	$9.87	$9.62	$10.58	$10.07
Total Return(2)	1.10%(3)	11.16%	11.91%	(4.62)%	9.30%	(0.05)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,051,139	$1,100,872	$1,141,067	$1,259,540	$1,378,928	$1,175,942
Ratios (as a percentage of average daily net assets):(4)(5)
Expenses excluding interest and fees	0.96%(6)	1.00%	1.00%	0.94%	0.95%	0.99%
Interest and fee expense	1.31%(6)	1.67%	1.82%	0.49%	0.33%	0.60%
Total expenses	2.27%(6)	2.66%	2.82%	1.43%	1.28%	1.59%
Net expenses	2.27%(6)(7)	2.67%(7)	2.82%(7)	1.43%(7)	1.28%	1.59%
Net investment income	7.96%(6)	8.93%	8.64%	4.77%	3.80%	4.44%
Portfolio Turnover of the Portfolio	17%(3)	35%	18%	27%	28%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.00	$9.85	$9.61	$10.56	$10.05	$10.53
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.84	$0.80	$0.43	$0.35	$0.40
Net realized and unrealized gain (loss)	(0.29)	0.18	0.25	(0.95)	0.52	(0.47)
Total income (loss) from operations	$0.08	$1.02	$1.05	$(0.52)	$0.87	$(0.07)
Less Distributions
From net investment income	$(0.37)	$(0.87)	$(0.81)	$(0.43)	$(0.36)	$(0.41)
Total distributions	$(0.37)	$(0.87)	$(0.81)	$(0.43)	$(0.36)	$(0.41)
Net asset value — End of period	$9.71	$10.00	$9.85	$9.61	$10.56	$10.05
Total Return(2)	0.75%(3)	10.61%	11.48%	(5.11)%	8.77%	(0.56)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$243,012	$265,808	$294,805	$352,239	$435,786	$508,535
Ratios (as a percentage of average daily net assets):(4)(5)
Expenses excluding interest and fees	1.46%(6)	1.50%	1.50%	1.44%	1.46%	1.50%
Interest and fee expense	1.31%(6)	1.67%	1.82%	0.48%	0.33%	0.60%
Total expenses	2.77%(6)	3.17%	3.32%	1.92%	1.79%	2.10%
Net expenses	2.77%(6)(7)	3.17%(7)	3.32%(7)	1.92%(7)	1.79%	2.10%
Net investment income	7.46%(6)	8.43%	8.13%	4.23%	3.31%	3.95%
Portfolio Turnover of the Portfolio	17%(3)	35%	18%	27%	28%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.01	$9.87	$9.62	$10.58	$10.07	$10.55
Income (Loss) From Operations
Net investment income(1)	$0.40	$0.92	$0.87	$0.51	$0.42	$0.47
Net realized and unrealized gain (loss)	(0.28)	0.17	0.27	(0.96)	0.53	(0.46)
Total income (loss) from operations	$0.12	$1.09	$1.14	$(0.45)	$0.95	$0.01
Less Distributions
From net investment income	$(0.40)	$(0.95)	$(0.89)	$(0.51)	$(0.44)	$(0.49)
Total distributions	$(0.40)	$(0.95)	$(0.89)	$(0.51)	$(0.44)	$(0.49)
Net asset value — End of period	$9.73	$10.01	$9.87	$9.62	$10.58	$10.07
Total Return(2)	1.13%(3)	11.44%	12.19%	(4.38)%	9.57%	0.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,780,169	$4,165,758	$4,120,653	$5,215,271	$5,898,403	$3,545,676
Ratios (as a percentage of average daily net assets):(4)(5)
Expenses excluding interest and fees	0.71%(6)	0.74%	0.75%	0.69%	0.70%	0.75%
Interest and fee expense	1.31%(6)	1.67%	1.82%	0.47%	0.32%	0.60%
Total expenses	2.02%(6)	2.41%	2.57%	1.16%	1.02%	1.35%
Net expenses	2.02%(6)(7)	2.41%(7)	2.57%(7)	1.16%(7)	1.02%	1.35%
Net investment income	8.21%(6)	9.16%	8.87%	4.99%	4.02%	4.70%
Portfolio Turnover of the Portfolio	17%(3)	35%	18%	27%	28%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.02	$9.87	$9.62	$10.58	$10.06	$10.55
Income (Loss) From Operations
Net investment income(1)	$0.40	$0.92	$0.91	$0.48	$0.43	$0.46
Net realized and unrealized gain (loss)	(0.28)	0.18	0.23	(0.93)	0.54	(0.45)
Total income (loss) from operations	$0.12	$1.10	$1.14	$(0.45)	$0.97	$0.01
Less Distributions
From net investment income	$(0.41)	$(0.95)	$(0.89)	$(0.51)	$(0.45)	$(0.50)
Total distributions	$(0.41)	$(0.95)	$(0.89)	$(0.51)	$(0.45)	$(0.50)
Net asset value — End of period	$9.73	$10.02	$9.87	$9.62	$10.58	$10.06
Total Return(2)	1.14%(3)	11.60%	12.35%	(4.36)%	9.63%	0.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,617	$17,283	$15,353	$24,131	$135,653	$33,814
Ratios (as a percentage of average daily net assets):(4)(5)
Expenses excluding interest and fees	0.62%(6)	0.68%	0.79%	0.63%	0.65%	0.68%
Interest and fee expense	1.31%(6)	1.67%	1.82%	0.38%	0.30%	0.55%
Total expenses	1.93%(6)	2.35%	2.60%	1.01%	0.95%	1.23%
Net expenses	1.93%(6)(7)	2.35%(7)	2.60%(7)	1.01%(7)	0.95%	1.23%
Net investment income	8.14%(6)	9.19%	9.26%	4.66%	4.06%	4.63%
Portfolio Turnover of the Portfolio	17%(3)	35%	18%	27%	28%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are generally sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (92.1% at April 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
10

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $1,042,000,004 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $972,751,684 are long-term and $69,248,320 are short-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily gross assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
Gross assets are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed. For the six months ended April 30, 2025, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.
The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2025, the administration fee amounted to $2,797,692. EVM provides subtransfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $109,252 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $25,545 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025 in the amount of $7,407. EVD also received distribution and service fees from Advisers Class, Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
11

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $72,579 for Advisers Class shares and $1,346,048 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $770,758 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Although there is no present intention to do so, Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $192,690 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received $2,905 and $11,760 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $302,584,276 and $776,613,502, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Advisers Class
Sales	849,382	$ 8,486,559	1,379,818	$ 13,837,770
Issued to shareholders electing to receive payments of distributions in Fund shares	231,118	2,293,389	564,778	5,662,889
Redemptions	(846,850)	(8,403,621)	(3,101,885)	(31,061,352)
Net increase (decrease)	233,650	$ 2,376,327	(1,157,289)	$ (11,560,693)
12

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	8,019,881	$ 79,860,156	12,804,650	$ 128,371,615
Issued to shareholders electing to receive payments of distributions in Fund shares	3,712,691	36,863,781	8,827,632	88,511,011
Redemptions	(13,600,117)	(134,776,854)	(27,302,913)	(273,634,930)
Net decrease	(1,867,545)	$ (18,052,917)	(5,670,631)	$ (56,752,304)
Class C
Sales	2,646,392	$ 26,368,705	3,947,242	$ 39,498,526
Issued to shareholders electing to receive payments of distributions in Fund shares	886,301	8,783,761	2,273,324	22,759,401
Redemptions	(5,095,575)	(50,482,751)	(9,550,407)	(95,562,549)
Net decrease	(1,562,882)	$ (15,330,285)	(3,329,841)	$ (33,304,622)
Class I
Sales	81,766,057	$ 815,855,913	140,897,464	$1,413,032,445
Issued to shareholders electing to receive payments of distributions in Fund shares	14,320,787	142,170,147	32,866,405	329,521,581
Redemptions	(123,442,579)	(1,218,621,561)	(175,241,808)	(1,755,317,205)
Net decrease	(27,355,735)	$ (260,595,501)	(1,477,939)	$ (12,763,179)
Class R6
Sales	11,610,888	$ 116,449,994	3,073,680	$ 30,869,756
Issued to shareholders electing to receive payments of distributions in Fund shares	156,172	1,543,960	124,267	1,246,713
Redemptions	(7,264,743)	(72,194,005)	(3,028,412)	(30,312,591)
Net increase	4,502,317	$ 45,799,949	169,535	$ 1,803,878
13

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.2%
Security	Principal Amount (000's omitted)	Value
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 11.428%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	$2,500	$ 2,474,470
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 12.51%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,675	1,687,544
Barings CLO Ltd.:
Series 2015-1A, Class DR, 7.131%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,500,803
Series 2018-1A, Class C, 7.118%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,468,577
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.481%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,524,296
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.131%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,334,795
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class ER2, 9.18%, (3 mo. SOFR + 4.90%), 1/17/38(1)(2)	3,000	2,940,774
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 11.20%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,002,429
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 7.441%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,503,907
Series 2018-1A, Class D, 10.191%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,525	2,386,511
BlueMountain CLO Ltd.:
Series 2015-3A, Class CR, 7.131%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	5,000	4,907,770
Series 2015-3A, Class DR, 9.931%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	3,000	2,647,689
Series 2016-3A, Class DR, 7.685%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,477,959
Series 2016-3A, Class ER, 10.535%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,332,140
Series 2018-1A, Class D, 7.591%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,461,945
Series 2018-1A, Class E, 10.491%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,755,966
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.371%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,250	1,200,178
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.661%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,975,052
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.956%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,928,596
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 11.414%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	$2,500	$ 2,450,048
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 7.093%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,000	980,541
Series 2023-20A, Class D, 10.346%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	5,250	5,261,644
Series 2023-21A, Class D, 9.72%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	4,475	4,500,686
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 10.218%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,785,388
Series 2016-1A, Class ER, 10.268%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,869,220
Series 2016-2A, Class ER, 10.518%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,370,719
Series 2018-1A, Class D, 7.418%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	2,974,929
Series 2018-1A, Class E, 10.268%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,694,271
Series 2019-1A, Class ERR, 11.756%, (3 mo. SOFR + 7.50%), 7/15/37(1)(2)	5,340	5,179,800
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 7.341%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	4,989,645
Series C17A, Class DR, 10.541%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,329,242
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 8.003%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,503,673
Series 2012-3A, Class DR2, 11.003%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,457,886
Series 2014-3RA, Class C, 7.494%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	1,001,487
Series 2014-3RA, Class D, 9.944%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,023,410
Series 2014-4RA, Class C, 7.418%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,750	2,749,667
Series 2014-4RA, Class D, 10.168%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,417,826
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 10.856%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,946,945
Series 2022-6A, Class DR, 9.032%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,800	2,803,332
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.131%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	993,613
CIFC Funding Ltd.:
Series 2022-1A, Class E, 10.68%, (3 mo. SOFR + 6.40%), 4/17/35(1)(2)	750	743,406
Series 2022-4A, Class D, 7.811%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,753,827

14
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Crown City CLO I, Series 2020-1A, Class DR, 11.531%, (3 mo. SOFR + 7.262%), 7/20/34(1)(2)	$250	$ 240,269
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.368%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,476,885
Series 2018-55A, Class E, 9.918%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,930,278
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.118%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	7,000	6,965,000
Series 2015-41A, Class ER, 9.818%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,188,404
Series 2016-42A, Class D1AR, 7.556%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,476,140
Series 2016-42A, Class ERR, 10.756%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,417,785
Empower CLO Ltd., Series 2023-2A, Class D, 9.656%, (3 mo. SOFR + 5.40%), 7/15/36(1)(2)	2,000	2,009,218
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 11.353%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	2,500	2,455,173
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.481%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,846,618
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 10.931%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,003,609
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.67%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,550	1,557,702
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.856%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,376,145
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.856%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	750	751,884
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.512%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,004,162
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 9.097%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	3,000	2,925,009
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 10.782%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,600	2,585,123
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.092%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,946,636
Series 2021-2A, Class ER, 9.356%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	985,493
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.237%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,242,800
Security	Principal Amount (000's omitted)	Value
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.768%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	$750	$ 745,630
RAD CLO 14 Ltd., Series 2021-14A, Class E, 11.018%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	1,050	1,023,087
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.468%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,602,365
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.431%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,507,771
Series 2016-1A, Class DR, 10.431%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,023,185
Voya CLO Ltd.:
Series 2014-1A, Class DR2, 10.531%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	3,250	3,144,550
Series 2015-3A, Class CR, 7.681%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,493,125
Series 2015-3A, Class DR, 10.731%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,110,325
Series 2016-3A, Class CR, 7.781%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	1,988,782
Series 2016-3A, Class DR, 10.611%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,102,466
Wellfleet CLO Ltd., Series 2021-3A, Class E, 11.618%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	1,050	996,437
Total Asset-Backed Securities (identified cost $186,834,984)		$ 182,414,662

Common Stocks — 1.3%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	168	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	199,603	$ 3,060,613
Phoenix Services International LLC(4)(5)	291,132	1,164,528
Phoenix Services International LLC(4)(5)	26,562	106,248
		$ 4,331,389
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	342,076	$ 669,956
		$ 669,956

15
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Financial Services — 0.0%
Sprint IntermediateCo BV(3)(4)(5)	42,551	$ 0
Sprint IntermediateCo BV(3)(4)(5)	118,644	0
		$ 0
Electronic Equipment, Instruments & Components — 0.4%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	10,660	$ 23,978,284
		$ 23,978,284
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	50,519	$ 966,428
		$ 966,428
Entertainment — 0.0%†
New Cineworld Ltd.(4)(5)	113,548	$ 2,384,508
		$ 2,384,508
Health Care — 0.3%
Akorn Holding Co. LLC(3)(4)(5)	792,089	$ 0
Cano Health, Inc.(4)(5)	380,806	2,602,238
Envision Parent, Inc.(4)(5)	953,838	11,756,053
		$ 14,358,291
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	1,401,999	$ 13,318,990
Serta SSB Equipment Co.(3)(4)(5)	1,401,999	0
		$ 13,318,990
Investment Companies — 0.0%†
Aegletes BV(4)(5)	138,671	$ 73,912
		$ 73,912
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(4)(5)	60,861	$ 4,524,011
		$ 4,524,011
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	281,241	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(4)(5)	107,065	$ 9,319,096
		$ 9,319,096
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	2,563	$ 0
Security	Shares	Value
Retail (continued)
Jubilee Enterprise PCL, Class A2(3)(4)(5)	2,048,265	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,960	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	390,679	$ 0
		$ 0
Total Common Stocks (identified cost $111,484,312)		$ 73,924,865

Corporate Bonds — 9.2%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.4%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$2,450	$ 2,397,349
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,825	3,906,641
6.875%, 12/15/30(1)	15,000	15,467,145
		$ 21,771,135
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$6,433	$ 6,395,828
5.75%, 4/20/29(1)	14,475	14,055,415
United Airlines, Inc.:
4.375%, 4/15/26(1)	5,050	4,982,197
4.625%, 4/15/29(1)	5,050	4,749,847
		$ 30,183,287
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$4,925	$ 5,200,687
		$ 5,200,687
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$650	$ 656,294
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	1,983	1,991,065
		$ 2,647,359

16
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,567,240
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	649	645,308
		$ 3,212,548
Business Equipment and Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$18,725	$ 18,016,601
4.625%, 6/1/28(1)	20,575	19,720,496
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	2,629	2,629,286
		$ 40,366,383
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	$10,400	$ 10,471,895
		$ 10,471,895
Chemicals — 0.4%
INEOS Finance PLC, 7.50%, 4/15/29(1)	$1,750	$ 1,645,913
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	10,050	9,294,915
7.125%, 10/1/27(1)	1,075	1,078,777
9.75%, 11/15/28(1)	11,400	11,892,571
		$ 23,912,176
Commercial Services — 0.3%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	$10,450	$ 9,313,301
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	6,525	6,729,357
		$ 16,042,658
Computers — 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$11,950	$ 12,471,247
		$ 12,471,247
Diversified Financial Services — 0.2%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	$3,350	$ 3,453,659
Aretec Group, Inc., 10.00%, 8/15/30(1)	5,375	5,794,261
		$ 9,247,920
Diversified Telecommunication Services — 1.0%
Altice France SA:
5.125%, 1/15/29(1)	$1,600	$ 1,297,330
5.125%, 7/15/29(1)	20,275	16,571,334
8.125%, 2/1/27(1)	22,500	20,613,440
Security	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	$11,175	$ 12,427,756
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,862,172
		$ 57,772,032
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$10,050	$ 9,546,869
		$ 9,546,869
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$15,700	$ 15,012,331
		$ 15,012,331
Engineering & Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(1)	$6,375	$ 6,055,933
		$ 6,055,933
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$5,275	$ 5,307,193
Six Flags Entertainment Corp., 7.00%, 7/1/25(1)	662	663,057
		$ 5,970,250
Health Care — 0.7%
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	$1,000	$ 1,040,050
Medline Borrower LP, 3.875%, 4/1/29(1)	21,150	19,750,382
Tenet Healthcare Corp., 4.25%, 6/1/29	22,375	21,333,813
		$ 42,124,245
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	$31,975	$ 30,518,379
		$ 30,518,379
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 4,140,117
		$ 4,140,117
Insurance — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(1)	$700	$ 676,121
7.00%, 1/15/31(1)	5,250	5,333,461
AmWINS Group, Inc., 6.375%, 2/15/29(1)	12,350	12,504,906
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	14,525	14,893,064
		$ 33,407,552

17
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Internet Software & Services — 0.1%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$3,225	$ 2,777,677
		$ 2,777,677
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$3,475	$ 3,466,725
NCL Corp. Ltd., 5.875%, 2/15/27(1)	20,375	20,294,015
		$ 23,760,740
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$12,300	$ 11,754,938
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,879,003
		$ 16,633,941
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$7,375	$ 7,226,276
		$ 7,226,276
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,500	$ 3,315,607
		$ 3,315,607
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$7,493	$ 7,534,420
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	5,925	5,788,340
		$ 13,322,760
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$6,790	$ 6,296,640
		$ 6,296,640
Software — 0.7%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$19,590	$ 20,449,962
9.00%, 9/30/29(1)	5,100	5,143,501
GoTo Group, Inc., 5.50%, 5/1/28(1)	3,197	2,789,383
UKG, Inc., 6.875%, 2/1/31(1)	10,525	10,838,161
		$ 39,221,007
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$10,575	$ 9,988,568
Security	Principal Amount (000's omitted)	Value
Technology (continued)
NCR Atleos Corp., 9.50%, 4/1/29(1)	$8,700	$ 9,368,325
		$ 19,356,893
Telecommunications — 0.1%
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$4,375	$ 3,822,080
		$ 3,822,080
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$7,339	$ 7,361,737
		$ 7,361,737
Total Corporate Bonds (identified cost $533,238,569)		$ 523,170,361

Exchange-Traded Funds — 0.3%
Security	Shares	Value
Income Funds — 0.3%
Eaton Vance Floating-Rate ETF(6)	357,500	$ 17,589,000
Total Exchange-Traded Funds (identified cost $18,073,550)		$ 17,589,000

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	109,603	$ 2,657,873
Series G1(4)	75,723	1,665,906
Total Preferred Stocks (identified cost $3,799,183)		$ 4,323,779

Senior Floating-Rate Loans — 109.7%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.9%
Aernnova Aerospace SAU, Term Loan, 6.323%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 8,497,427

18
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Air Comm Corp. LLC:
Term Loan, 7.321%, (1 mo. USD Term SOFR + 3.00%), 11/21/31		17,354	$ 17,212,846
Term Loan, 12/11/31(8)		1,446	1,434,404
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.73%, (3 mo. USD Term SOFR + 4.50%), 2/11/32		8,325	8,304,187
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)		1,184	949,599
Novaria Holdings LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 6/6/31		3,159	3,159,145
TransDigm, Inc.:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 2/28/31		26,690	26,457,732
Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 3/22/30		32,063	32,033,846
Vista Management Holding, Inc., Term Loan, 8.048%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		7,975	7,955,063
			$ 106,004,249
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 8.302%, (3 mo. USD Term SOFR + 4.00%), 4/8/30		11,995	$ 11,545,127
			$ 11,545,127
Airlines — 0.7%
American Airlines, Inc., Term Loan, 6.52%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		43,318	$ 42,495,901
			$ 42,495,901
Apparel & Luxury Goods — 0.7%
Gloves Buyer, Inc., Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 12/29/27		31,796	$ 30,444,682
Hanesbrands, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		8,523	8,470,083
			$ 38,914,765
Auto Components — 2.1%
Adient U.S. LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		19,045	$ 18,668,314
Autokiniton U.S. Holdings, Inc., Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		15,137	14,923,818
Clarios Global LP:
Term Loan, 5.151%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	2,236	2,488,858
Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		498	489,108
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
Clarios Global LP: (continued)
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		15,500	$ 15,222,317
DexKo Global, Inc.:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,719	4,929,084
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,931	7,238,741
Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		10,071	9,324,895
Garrett LX I SARL, Term Loan, 6.53%, (3 mo. USD Term SOFR + 2.25%), 1/17/32		6,192	6,153,300
Lippert Colipper, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 3/25/32		4,750	4,702,500
LTI Holdings, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 7/19/29		18,114	17,323,295
RealTruck Group, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 1/31/28		7,697	7,200,519
Term Loan, 9.436%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		8,861	8,461,822
			$ 117,126,571
Automobiles — 0.9%
Bombardier Recreational Products, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/22/31		27,157	$ 26,274,641
MajorDrive Holdings IV LLC:
Term Loan, 8.561%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		22,156	20,644,726
Term Loan, 9.949%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		1,473	1,370,278
			$ 48,289,645
Beverages — 1.0%
Arterra Wines Canada, Inc., Term Loan, 8.061%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		3,352	$ 3,291,876
Celsius Holdings, Inc., Term Loan, 7.548%, (3 mo. USD Term SOFR + 3.25%), 4/1/32		9,375	9,332,016
City Brewing Co. LLC:
Term Loan, 8.018%, (3 mo. USD Term SOFR + 3.50%), 4/5/28		12,846	5,074,123
Term Loan, 10.506%, (3 mo. USD Term SOFR + 6.25%), 4/5/28		7,155	2,754,494
Term Loan - Second Lien, 0.00%, 4/5/28(9)		14,612	337,987
Triton Water Holdings, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		36,517	36,283,947
			$ 57,074,443

19
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.686%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		18,688	$ 18,482,819
Grifols Worldwide Operations USA, Inc., Term Loan, 6.463%, (3 mo. USD Term SOFR + 2.00%), 11/15/27		6,310	6,228,764
			$ 24,711,583
Broadline Retail — 0.7%
Peer Holding III BV:
Term Loan, 5.605%, (3 mo. EURIBOR + 3.25%), 11/26/31	EUR	7,550	$ 8,567,433
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		14,479	14,436,545
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		18,780	18,727,041
			$ 41,731,019
Building Products — 0.9%
Cornerstone Building Brands, Inc., Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		17,691	$ 15,540,966
CPG International, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 9/19/31		9,152	9,123,462
LHS Borrower LLC, Term Loan, 9.172%, (1 mo. USD Term SOFR + 4.75%), 2/16/29		7,593	6,676,668
MI Windows & Doors LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/28/31		11,563	11,405,604
Oscar AcquisitionCo LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 4/29/29		3,707	3,555,057
Sport Group Holding GmbH, Term Loan, 6.323%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,700	1,916,217
Standard Industries, Inc., Term Loan, 6.069%, (1 mo. USD Term SOFR + 1.75%), 9/22/28		4,346	4,356,317
			$ 52,574,291
Capital Markets — 4.3%
Advisor Group, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 8/17/28		18,755	$ 18,707,361
AllSpring Buyer LLC, Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		8,146	8,139,451
Aretec Group, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 8/9/30		20,976	20,892,847
Brookfield Property REIT, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 2.50%), 8/27/25		3,216	3,206,111
CeramTec AcquiCo GmbH, Term Loan, 5.999%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	14,461	16,171,648
Citco Funding LLC, Term Loan, 6.934%, (6 mo. USD Term SOFR + 2.75%), 4/27/28		10,269	10,296,103
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Clipper Acquisitions Corp., Term Loan, 6.186%, (1 mo. USD Term SOFR + 1.75%), 3/3/28		3,135	$ 3,127,121
Edelman Financial Center LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		11,075	11,048,273
EIG Management Co. LLC, Term Loan, 9.323%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		5,029	4,978,718
FinCo I LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 6/27/29		16,081	16,066,565
Focus Financial Partners LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/15/31		9,337	9,237,215
Franklin Square Holdings LP, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		13,101	13,068,247
Guggenheim Partners LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		45,787	45,806,265
HighTower Holdings LLC, Term Loan, 7.291%, (3 mo. USD Term SOFR + 3.00%), 2/3/32		11,075	10,908,829
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/21/31		9,356	9,285,386
Mariner Wealth Advisors LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/18/28		17,230	17,219,215
Orion Advisor Solutions, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 9/24/30		7,836	7,835,664
Victory Capital Holdings, Inc.:
Term Loan, 6.609%, (3 mo. USD Term SOFR + 2.25%), 7/1/26		12,800	12,824,838
Term Loan, 6.609%, (3 mo. USD Term SOFR + 2.25%), 12/29/28		5,639	5,643,652
			$ 244,463,509
Chemicals — 4.6%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.049%, (3 mo. USD Term SOFR + 1.75%), 12/20/29		19,565	$ 19,587,237
Discovery Purchaser Corp., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		7,656	7,625,189
ECO Services Operations Corp., Term Loan, 6.28%, (3 mo. USD Term SOFR + 2.00%), 6/12/31		7,385	7,279,234
GEON Performance Solutions LLC, Term Loan, 8.811%, (3 mo. USD Term SOFR + 4.25%), 8/18/28		7,509	7,274,691
Groupe Solmax, Inc., Term Loan, 9.186% - 9.311%, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 5/29/28		11,698	9,745,747
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 7/8/30(10)		9,270	9,270,292
INEOS Finance PLC, Term Loan, 5.651%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	4,896	5,234,359

20
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	1,900	$ 1,916,726
Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 3/14/30		6,018	5,115,141
INEOS U.S. Finance LLC:
Term Loan, 6.922%, (1 mo. USD Term SOFR + 2.50%), 11/8/28		9,664	9,362,480
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		16,680	15,477,782
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		14,399	13,513,703
Lonza Group AG:
Term Loan, 6.28%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	3,750	3,960,481
Term Loan, 8.324%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		10,099	9,265,930
Minerals Technologies, Inc., Term Loan, 6.32%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		6,459	6,394,224
Momentive Performance Materials, Inc., Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 3/29/28		14,868	14,656,422
Natgasoline LLC, Term Loan, 9.799%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		6,950	6,802,312
Nobian Finance BV, Term Loan, 7/1/29(10)	EUR	500	559,705
Olympus Water U.S. Holding Corp., Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		4,244	4,200,058
Orion Engineered Carbons GmbH, Term Loan, 4.755%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,405,004
Rohm Holding GmbH:
Term Loan, 7.848%, (3 mo. EURIBOR + 5.25%), 7.598% cash, 0.25% PIK, 1/31/29	EUR	14,725	15,942,768
Term Loan, 9.737%, (6 mo. USD Term SOFR + 5.50%), 1/31/29		17,096	16,219,944
SCUR-Alpha 1503 GmbH, Term Loan, 9.78%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		15,470	13,935,167
Tronox Finance LLC:
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 4/4/29		21,663	20,458,210
Term Loan, 6.799% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		12,804	12,089,213
W.R. Grace & Co.-Conn., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 9/22/28		22,668	22,309,372
			$ 259,601,391
Commercial Services & Supplies — 2.9%
Albion Financing 3 SARL, Term Loan, 7.302%, (3 mo. USD Term SOFR + 3.00%), 8/16/29		28,870	$ 28,897,280
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Armor Holding II LLC, Term Loan, 12/11/28(10)		2,625	$ 2,625,000
Belfor Holdings, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 11/1/30		7,680	7,670,027
EnergySolutions LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		14,297	14,261,099
Flame Newco LLC, Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 6.422% cash, 4.00% PIK, 6/30/28		3,654	3,580,939
Foundever Group, Term Loan, 6.25%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	4,575	3,026,543
Foundever Worldwide Corp., Term Loan, 8.178%, (3 mo. USD Term SOFR + 3.75%), 8/28/28		15,672	8,883,098
Garda World Security Corp., Term Loan, 7.292%, (1 mo. USD Term SOFR + 3.00%), 2/1/29		485	481,733
GFL Environmental, Inc., Term Loan, 6.819%, (3 mo. USD Term SOFR + 2.50%), 2/4/32		24,125	23,853,594
Harsco Corp., Term Loan, 6.686%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		1,281	1,244,402
Heritage-Crystal Clean, Inc., Term Loan, 8.303%, (3 mo. USD Term SOFR + 4.00%), 10/17/30		9,258	9,252,026
Minimax Viking GmbH:
Term Loan, 4.651%, (1 mo. EURIBOR + 2.50%), 3/17/32	EUR	2,025	2,290,914
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 3/17/32		7,850	7,830,375
Monitronics International, Inc., Term Loan, 12.083%, (1 mo. USD Term SOFR + 7.50%), 6/30/28		10,835	10,781,142
Prime Security Services Borrower LLC, Term Loan, 6.319%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		10,915	10,883,600
Service Logic Acquisition, Inc., Term Loan, 7.28% - 7.322%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 10/29/27		1,493	1,490,642
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 10/24/31		8,125	8,148,684
TMF Group Holding BV, Term Loan, 7.035% - 7.039%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		7,667	7,637,915
TruGreen LP, Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 11/2/27		9,189	8,729,947
			$ 161,568,960
Construction Materials — 1.3%
Knife River HoldCo, Term Loan, 6.292%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		3,275	$ 3,279,094

21
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials (continued)
Quikrete Holdings, Inc.:
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		13,252	$ 13,068,669
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		20,106	19,759,535
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		22,075	21,669,813
Star Holding LLC, Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 7/31/31		13,831	13,114,772
			$ 70,891,883
Consumer Finance — 0.5%
CPI Holdco B LLC:
Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		15,547	$ 15,467,741
Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 5/17/31		15,250	15,200,743
			$ 30,668,484
Consumer Staples Distribution & Retail — 0.1%
Cardenas Markets, Inc., Term Loan, 11.149%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		5,291	$ 4,777,022
			$ 4,777,022
Containers & Packaging — 1.5%
Altium Packaging LLC, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		8,899	$ 8,710,312
Berlin Packaging LLC, Term Loan, 7.799% - 7.824%, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 6/7/31		18,978	18,869,938
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.497%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		36,957	36,747,275
Pregis TopCo Corp.:
Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 7/31/26		2,297	2,297,243
Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 7/31/26		1,592	1,592,282
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.309%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		7,100	1,492,491
Proampac PG Borrower LLC, Term Loan, 8.256% - 8.323%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		16,420	16,202,512
			$ 85,912,053
Distributors — 0.6%
Parts Europe SA, Term Loan, 5.486%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	19,225	$ 21,804,315
Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors (continued)
Phillips Feed Service, Inc., Term Loan, 11.422%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)		530	$ 326,129
Rubix Group Midco 3 Ltd., Term Loan, 6.535%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	8,000	9,069,918
Winterfell Financing SARL, Term Loan, 7.539%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,500	2,776,560
			$ 33,976,922
Diversified Consumer Services — 1.2%
Ascend Learning LLC:
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		8,130	$ 8,051,203
Term Loan - Second Lien, 10.172%, (1 mo. USD Term SOFR + 5.75%), 12/10/29		8,460	8,346,770
Belron Finance 2019 LLC, Term Loan, 7.052%, (3 mo. USD Term SOFR + 2.75%), 10/16/31		4,975	4,969,478
KUEHG Corp., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 6/12/30		18,069	18,030,431
Lernen Bidco Ltd., Term Loan, 8.409%, (3 mo. USD Term SOFR + 4.00%), 10/27/31		6,783	6,763,228
Spring Education Group, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 10/4/30		4,666	4,661,085
Wand NewCo 3, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		14,880	14,698,646
			$ 65,520,841
Diversified Financial Services — 0.1%
Concorde Midco Ltd., Term Loan, 5.809%, (6 mo. EURIBOR + 3.50%), 3/1/30	EUR	7,480	$ 8,367,800
			$ 8,367,800
Diversified Telecommunication Services — 1.1%
Altice France SA, Term Loan, 10.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/14/26		6,422	$ 5,640,446
Anuvu Holdings 2 LLC:
Term Loan, 12.645%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)		9,111	3,384,663
Term Loan, 14.395%, (3 mo. USD Term SOFR + 10.00%), 8.395% cash, 6.00% PIK, 9/27/27(3)		10,325	8,259,775
Level 3 Financing, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 3/27/32		16,350	16,339,781
Lumen Technologies, Inc.:
Term Loan, 6.786%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		11,938	11,447,313
Term Loan, 6.786%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		11,938	11,407,618

22
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Virgin Media Bristol LLC, Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 1/31/28		4,843	$ 4,784,140
			$ 61,263,736
Electric Utilities — 0.4%
Alpha Generation LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/30/31		4,602	$ 4,608,041
Kohler Energy Co. LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		20,331	19,924,099
			$ 24,532,140
Electrical Equipment — 0.6%
AZZ, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/13/29		1,803	$ 1,804,130
Dynamo Newco II GmbH, Term Loan, 7.798%, (3 mo. USD Term SOFR + 3.50%), 10/1/31		8,129	8,108,827
WEC U.S. Holdings Ltd., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		24,206	24,016,903
			$ 33,929,860
Electronic Equipment, Instruments & Components — 1.0%
Chamberlain Group, Inc., Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 11/3/28		1,322	$ 1,308,156
Creation Technologies, Inc., Term Loan, 10.046%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		15,277	14,608,836
II-VI, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 7/2/29		1,240	1,228,167
Ingram Micro, Inc., Term Loan, 7.053%, (3 mo. USD Term SOFR + 2.75%), 9/22/31		2,455	2,457,464
Mirion Technologies, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 10/20/28		2,350	2,348,390
Range Red Operating, Inc.:
Term Loan, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29		4,296	4,137,486
Term Loan - Second Lien, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29		16,279	15,678,062
Sector Alarm Holding AS, Term Loan, 5.999%, (3 mo. EURIBOR + 3.50%), 6/14/29	EUR	500	566,122
Verifone Systems, Inc., Term Loan, 10.211%, (3 mo. USD Term SOFR + 5.50%), 8/18/28		18,680	16,652,581
			$ 58,985,264
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc.:
Term Loan, 15.435%, (1 mo. USD Term SOFR + 11.00%), 4.435% cash, 11.00% PIK, 12/31/25(3)		2,566	$ 738,652
Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services (continued)
Ameriforge Group, Inc.: (continued)
Term Loan, 15.435%, (1 mo. USD Term SOFR + 11.00%), 4.435% cash, 11.00% PIK, 12/31/25(3)		22,217	$ 6,396,324
PG Investment Co. 59 SARL, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 3/26/31		17,970	17,943,194
			$ 25,078,170
Engineering & Construction — 1.7%
American Residential Services LLC, Term Loan, 7.53%, (3 mo. USD Term SOFR + 3.25%), 2/2/32		11,060	$ 10,976,720
APi Group DE, Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/3/29		16,338	16,333,890
Arcosa, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 8/12/31		4,738	4,738,149
Artera Services LLC, Term Loan, 8.799%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		10,544	10,079,072
Azuria Water Solutions, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		17,421	17,304,811
Centuri Group, Inc., Term Loan, 6.935%, (1 mo. USD Term SOFR + 2.50%), 8/27/28		6,478	6,484,606
Construction Partners, Inc., Term Loan, 6.82%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		6,509	6,473,443
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/8/30		21,050	21,089,175
			$ 93,479,866
Entertainment — 2.1%
Creative Artists Agency LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 10/1/31		4,489	$ 4,473,915
EOC Borrower LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		45,825	45,385,767
Playtika Holding Corp., Term Loan, 7.186%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		22,903	22,431,614
Pretzel Parent, Inc., Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		12,675	12,614,794
Renaissance Holding Corp., Term Loan, 8.28%, (3 mo. USD Term SOFR + 4.00%), 4/5/30		17,907	16,750,383
Varsity Brands, Inc., Term Loan, 7.819%, (3 mo. USD Term SOFR + 3.50%), 8/26/31		16,595	16,351,229
Vue Entertainment International Ltd., Term Loan, 10.659%, (6 mo. EURIBOR + 8.40%), 2.259% cash, 8.40% PIK, 12/31/27	EUR	1,613	1,050,409
Vue International Bidco PLC, Term Loan, 10.259%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	385	430,793
			$ 119,488,904

23
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services — 1.6%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(9)		14,624	$ 2,888,319
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.569%, (1 mo. USD Term SOFR + 4.25%), 12/2/31		20,575	19,854,875
nVent Electric PLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 1/30/32		14,300	14,273,188
Planet U.S. Buyer LLC, Term Loan, 7.319%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		15,632	15,571,301
Synechron, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		9,950	9,850,500
Walker & Dunlop, Inc., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		9,425	9,389,656
WEX, Inc.:
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 3/31/28		13,435	13,330,146
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		6,175	6,090,094
			$ 91,248,079
Food Products — 1.1%
Artisan Newco BV, Term Loan, 6.324%, (3 mo. EURIBOR + 4.00%), 3/19/32	EUR	495	$ 561,526
CHG PPC Parent LLC, Term Loan, 7.436%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		6,134	6,133,597
Del Monte Foods, Inc.:
Term Loan, 12.409%, (3 mo. USD Term SOFR + 8.15%), 11/2/28		3,212	3,091,152
Term Loan, 12.469%, (3 mo. USD Term SOFR + 8.15%), 8/2/28		4,606	4,433,378
Term Loan - Second Lien, 8.699% - 8.719%, (3 mo. USD Term SOFR + 4.40%), 8/2/28		6,459	3,948,293
Froneri Lux Finco SARL, Term Loan, 6.237%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		8,616	8,566,575
Monogram Food Solutions LLC, Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 8/28/28		1,743	1,716,429
Newly Weds Foods, Inc., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		12,950	12,901,438
Nomad Foods U.S. LLC, Term Loan, 6.535%, (6 mo. USD Term SOFR + 2.50%), 11/12/29		14,032	14,032,089
Valeo F1 Co. Ltd. (Ireland), Term Loan, 9.207%, (6 mo. GBP SONIA + 4.75%), 9/29/28	GBP	5,500	7,198,503
			$ 62,582,980
Gas Utilities — 0.3%
CQP Holdco LP, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		17,406	$ 17,346,045
			$ 17,346,045
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies — 1.3%
Bausch & Lomb Corp., Term Loan, 7.67%, (1 mo. USD Term SOFR + 3.25%), 5/10/27		13,928	$ 13,788,269
Bayou Intermediate II LLC, Term Loan, 9.041%, (3 mo. USD Term SOFR + 4.50%), 8/2/28		11,934	11,941,079
Journey Personal Care Corp., Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 3/1/28		24,221	24,089,310
Medline Borrower LP, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/23/28		24,181	24,045,842
			$ 73,864,500
Health Care Providers & Services — 6.4%
AEA International Holdings (Lux) SARL, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		14,637	$ 14,491,096
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.299%, (3 mo. USD Term SOFR + 8.00%), 10.049% cash, 2.25% PIK, 1/15/26		23,234	21,355,431
Cano Health LLC:
Term Loan, 13.799%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		1,647	1,515,042
Term Loan, 6/28/28(8)		3,440	3,156,554
CCRR Parent, Inc., Term Loan, 8.825%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		5,155	2,096,198
Cerba Healthcare SAS:
Term Loan, 5.851%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	15,825	13,604,446
Term Loan, 6.101%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	8,600	7,400,804
Ceva Sante Animale:
Term Loan, 5.355%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	4,775	5,395,162
Term Loan, 7.065%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		8,214	8,203,833
CHG Healthcare Services, Inc., Term Loan, 7.299% - 7.313%, (3 mo. USD Term SOFR + 3.00%), 9/29/28		7,767	7,755,512
Concentra Health Services, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		4,763	4,733,293
Electron BidCo, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		3,700	3,690,491
Ensemble RCM LLC, Term Loan, 7.28%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		20,745	20,753,928
Hanger, Inc.:
Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		11,473	11,470,806
Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		1,477	1,476,928

24
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
IVC Acquisition Ltd.:
Term Loan, 6.426%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	20,825	$ 23,444,164
Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		13,578	13,499,239
LSCS Holdings, Inc., Term Loan, 8.799%, (3 mo. USD Term SOFR + 4.50%), 3/4/32		5	4,886
MED ParentCo LP, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 4/15/31		15,172	15,167,112
Medical Solutions Holdings, Inc.:
Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		14,944	9,132,452
Term Loan - Second Lien, 11.38%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	4,971,683
Mehilainen Yhtiot Oy, Term Loan, 6.255%, (3 mo. EURIBOR + 3.90%), 8/5/31	EUR	11,575	13,151,558
Midwest Physician Administrative Services LLC, Term Loan, 7.561%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		9,876	9,110,321
National Mentor Holdings, Inc.:
Term Loan, 8.149% - 8.172%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 3/2/28		20,118	19,241,813
Term Loan, 8.149%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		572	547,124
Term Loan - Second Lien, 11.649%, (3 mo. USD Term SOFR + 7.25%), 3/2/29		6,475	6,180,938
Pacific Dental Services LLC, Term Loan, 7.07% - 7.078%, (1 mo. USD Term SOFR + 2.75%), 3/15/31		15,452	15,337,697
Phoenix Guarantor, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		21,864	21,747,214
Radnet Management, Inc., Term Loan, 6.568%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		9,230	9,218,712
Raven Acquisition Holdings LLC:
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 11/19/31		27,813	27,557,590
Term Loan, 11/19/31(8)		1,987	1,968,399
Select Medical Corp., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		11,837	11,833,661
Sound Inpatient Physicians, Term Loan, 9.561%, (3 mo. USD Term SOFR + 5.00%), 8.061% cash, 1.50% PIK, 6/28/28		2,232	2,031,563
Synlab Bondco PLC, Term Loan, 5.068%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,903,999
TTF Holdings LLC, Term Loan, 8.002%, (6 mo. USD Term SOFR + 3.75%), 7/18/31		18,105	17,685,956
U.S. Anesthesia Partners, Inc., Term Loan, 8.688%, (1 mo. USD Term SOFR + 4.25%), 10/1/28		8,351	8,276,394
			$ 360,111,999
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology — 2.1%
athenahealth Group, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/15/29		34,875	$ 34,640,814
Certara LP, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 6/26/31		9,166	9,143,231
Cotiviti Corp., Term Loan, 7.074%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		14,427	14,165,617
Imprivata, Inc., Term Loan, 7.78%, (3 mo. USD Term SOFR + 3.50%), 12/1/27		22,066	22,144,511
PointClickCare Technologies, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 11/3/31		12,164	12,160,433
Project Ruby Ultimate Parent Corp., Term Loan, 7.436%, (1 mo. USD Term SOFR + 3.00%), 3/10/28		6,963	6,946,608
Symplr Software, Inc., Term Loan, 8.88%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		11,269	9,814,958
Waystar Technologies, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/22/29		12,133	12,102,339
			$ 121,118,511
Hotels, Restaurants & Leisure — 6.0%
1011778 BC Unlimited Liability Co., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 9/20/30		42,083	$ 41,750,680
Betclic Everest Group, Term Loan, 5.785%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	5,725	6,481,062
Caesars Entertainment, Inc., Term Loan, 6.563%, (3 mo. USD Term SOFR + 2.25%), 2/6/31		29,923	29,511,312
Carnival Corp., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.00%), 10/18/28		30,936	30,907,498
ClubCorp Holdings, Inc., Term Loan, 9.561%, (3 mo. USD Term SOFR + 5.00%), 9/18/26		19,928	19,977,354
Fertitta Entertainment LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 1/27/29		29,594	28,900,821
Flutter Financing BV, Term Loan, 6.049%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		40,808	40,285,681
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.619%, (3 mo. EURIBOR + 3.25%), 6/30/28	EUR	8,900	10,112,516
Horizon U.S. Finco LP, Term Loan, 9.03%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		12,966	11,690,828
IRB Holding Corp., Term Loan, 12/15/27(10)		8,448	8,396,123
J&J Ventures Gaming LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 4/26/30		6,900	6,608,924
Light & Wonder International, Inc., Term Loan, 6.57%, (1 mo. USD Term SOFR + 2.25%), 4/14/29		7,806	7,809,539
Ontario Gaming GTA LP, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		23,566	22,865,265

25
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/5/29		48,601	$ 48,607,134
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		19,185	18,992,785
Station Casinos LLC, Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 3/14/31		5,816	5,782,545
			$ 338,680,067
Household Durables — 1.8%
ACProducts, Inc., Term Loan, 8.811%, (3 mo. USD Term SOFR + 4.25%), 5/17/28		18,128	$ 12,331,937
Hunter Douglas, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 1/20/32		15,867	15,513,177
Libbey Glass, Inc., Term Loan, 10.933%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		19,153	18,426,562
Madison Safety & Flow LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/26/31		2,135	2,121,408
PHRG Intermediate LLC, Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		12,325	11,493,063
Serta Simmons Bedding LLC:
Term Loan, 11.884%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,234	2,228,133
Term Loan, 11.914%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		20,575	18,874,573
Tempur Sealy International, Inc., Term Loan, 6.78%, (1 mo. USD Term SOFR + 2.50%), 10/24/31		20,848	20,832,114
			$ 101,820,967
Household Products — 0.4%
Kronos Acquisition Holdings, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		26,567	$ 21,502,261
			$ 21,502,261
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co. LP, Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 7/31/30		10,466	$ 10,448,786
Calpine Corp., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/31		21,153	21,092,059
Talen Energy Supply LLC, Term Loan, 6.818%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		2,993	2,987,966
			$ 34,528,811
Industrial Conglomerates — 0.5%
Ammeraal Beltech Holding BV, Term Loan, 7.355%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	9,528	$ 10,768,860
Borrower/Description	Principal Amount* (000's omitted)		Value
Industrial Conglomerates (continued)
Rain Carbon GmbH, Term Loan, 7.426%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,948	$ 15,633,492
			$ 26,402,352
Insurance — 5.3%
Acrisure LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		18,357	$ 18,184,587
Alliant Holdings Intermediate LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 9/19/31		57,920	57,585,346
AmWINS Group, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/30/32		43,370	43,204,486
AssuredPartners, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 2/14/31		31,433	31,470,862
Broadstreet Partners, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 6/13/31		28,960	28,860,317
Financiere CEP SAS, Term Loan, 6.577%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	6,242	7,086,824
HUB International Ltd., Term Loan, 6.77%, (3 mo. USD Term SOFR + 2.50%), 6/20/30		47,351	47,102,267
Ryan Specialty Group LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 9/15/31		15,686	15,651,414
Truist Insurance Holdings LLC:
Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		20,868	20,668,413
Term Loan - Second Lien, 9.049%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		2,368	2,367,533
USI, Inc.:
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		13,898	13,829,456
Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		16,865	16,780,653
			$ 302,792,158
Interactive Media & Services — 0.5%
Aragorn Parent Corp., Term Loan, 8.57%, (1 mo. USD Term SOFR + 4.25%), 12/15/28		11,209	$ 11,239,485
Foundational Education Group, Inc., Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 8/31/28		3,504	3,200,069
Twitter, Inc., Term Loan, 10.949%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		11,632	11,292,985
			$ 25,732,539
IT Services — 4.9%
Asurion LLC:
Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		21,217	$ 20,539,589

26
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Asurion LLC: (continued)
Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 8/19/28		7,227	$ 7,024,349
Term Loan - Second Lien, 9.686%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		23,610	22,130,125
Term Loan - Second Lien, 9.686%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		4,375	4,030,469
Chrysaor Bidco SARL:
Term Loan, 7.742%, (3 mo. USD Term SOFR + 3.50%), 10/30/31		24,159	24,227,356
Term Loan, 10/30/31(8)		1,791	1,796,224
Endure Digital, Inc., Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 2/10/28		33,227	24,089,314
Gainwell Acquisition Corp., Term Loan, 8.399%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		25,091	23,409,562
Go Daddy Operating Co. LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		45,400	45,304,173
Informatica LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/27/28		33,805	33,804,500
Iron Mountain, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		7,849	7,825,747
NAB Holdings LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 11/24/28		13,688	13,575,598
Plano HoldCo, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		7,550	7,474,500
Rackspace Finance LLC:
Term Loan, 10.685%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		13,513	13,450,929
Term Loan - Second Lien, 7.185%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		27,401	11,309,686
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 7/31/31		14,813	14,760,621
Virtusa Corp., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		1,980	1,979,178
			$ 276,731,920
Leisure Products — 0.7%
Accell Group NV, Term Loan, 9.468%, (3 mo. EURIBOR + 7.00%), 5/31/30	EUR	649	$ 630,649
GSM Holdings, Inc., Term Loan, 9.299%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		9,902	9,035,571
Hayward Industries, Inc., Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		9,115	9,094,425
Recess Holdings, Inc., Term Loan, 8.025%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		22,529	22,363,889
Sprint Holdco BV:
Term Loan, 9.468%, (6 mo. EURIBOR + 7.00%), 5/31/30	EUR	593	357,016
Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products (continued)
Sprint Holdco BV: (continued)
Term Loan - Second Lien, 9.468%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	341	$ 43,491
Sprint MidCo BV:
Term Loan, 9.468%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	572	18,140
Term Loan - Second Lien, 9.468%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	398	22,571
			$ 41,565,752
Life Sciences Tools & Services — 0.3%
Loire Finco Luxembourg SARL:
Term Loan, 6.151%, (1 mo. EURIBOR + 4.00%), 1/31/30	EUR	4,025	$ 4,543,263
Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 1/31/30		3,441	3,418,443
Normec 1 BV:
Term Loan, 5.707%, (1 mo. EURIBOR + 3.50%), 4/16/31	EUR	490	553,898
Term Loan, 4/16/31(10)	EUR	510	576,120
Sotera Health Holdings LLC, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 5/30/31		9,950	9,943,831
			$ 19,035,555
Machinery — 5.5%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.299%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		7,050	$ 7,014,750
AI Aqua Merger Sub, Inc., Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		17,888	17,704,513
Ali Group North America Corp., Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.00%), 7/30/29		13,974	14,019,081
Alliance Laundry Systems LLC, Term Loan, 7.072%, (3 mo. USD Term SOFR + 2.75%), 8/19/31		12,582	12,509,316
Apex Tool Group LLC:
Term Loan, 14.422%, (1 mo. USD Term SOFR + 10.00%), 11.922% cash, 2.50% PIK, 2/8/30		13,979	11,672,349
Term Loan - Second Lien, 9.672%, (1 mo. USD Term SOFR + 5.25%), 2/8/29		5,976	5,214,283
Barnes Group, Inc., Term Loan, 7.32%, (1 mo. USD Term SOFR + 3.00%), 1/27/32		15,500	15,294,625
Clark Equipment Co., Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		9,876	9,859,205
Conair Holdings LLC, Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		25,645	13,591,784
CPM Holdings, Inc., Term Loan, 8.824%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		13,186	12,795,612
Crown Equipment Corp., Term Loan, 6.542%, (1 mo. USD Term SOFR + 2.25%), 10/10/31		13,167	13,117,624

27
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Cube Industrials Buyer, Inc., Term Loan, 7.772%, (3 mo. USD Term SOFR + 3.50%), 10/17/31		1,700	$ 1,688,670
Delachaux Group SA, Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	4,945	5,601,592
EMRLD Borrower LP:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/4/31		5,147	5,094,011
Term Loan, 6.933%, (6 mo. USD Term SOFR + 2.50%), 5/31/30		6,762	6,694,378
Engineered Machinery Holdings, Inc.:
Term Loan, 6.105%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	11,701	13,261,687
Term Loan, 8.311%, (3 mo. USD Term SOFR + 3.75%), 5/19/28		20,536	20,512,769
Term Loan - Second Lien, 10.561%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		3,700	3,658,024
Term Loan - Second Lien, 11.061%, (3 mo. USD Term SOFR + 6.50%), 5/21/29		1,621	1,600,859
Gates Global LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		15,215	15,111,614
Icebox Holdco III, Inc., Term Loan, 8.061%, (3 mo. USD Term SOFR + 3.50%), 12/22/28		5,030	5,022,157
INNIO Group Holding GmbH, Term Loan, 5.502%, (3 mo. EURIBOR + 3.25%), 11/2/28	EUR	2,222	2,510,955
Madison IAQ LLC, Term Loan, 6.762%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		22,731	22,556,234
Pro Mach Group, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 8/31/28		7,232	7,198,796
Roper Industrial Products Investment Co. LLC, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		17,834	17,699,810
SPX Flow, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 4/5/29		6,705	6,684,444
TK Elevator Midco GmbH:
Term Loan, 5.848%, (3 mo. EURIBOR + 3.25%), 4/30/30	EUR	11,450	12,909,525
Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30		20,979	20,923,137
Zephyr German BidCo GmbH, Term Loan, 5.443%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	8,850	9,958,104
			$ 311,479,908
Media — 0.7%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		7,850	$ 7,697,906
Charter Communications Operating LLC, Term Loan, 6.548%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		7,107	7,090,770
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Emerald X, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 1/30/32	2,900	$ 2,903,639
Fleet Midco I Ltd., Term Loan, 7.055%, (6 mo. USD Term SOFR + 2.75%), 2/21/31	8,869	8,846,388
Hubbard Radio LLC, Term Loan, 8.822%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	6,646	4,486,167
iHeartCommunications, Inc., Term Loan, 10.213%, (1 mo. USD Term SOFR + 5.78%), 5/1/29	4,067	3,148,522
MJH Healthcare Holdings LLC, Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 1/29/29	3,027	3,004,422
		$ 37,177,814
Metals/Mining — 1.6%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(11)	3,304	$ 3,241,779
Arsenal AIC Parent LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	18,150	17,936,855
Novelis Corp., Term Loan, 6.292%, (3 mo. USD Term SOFR + 2.00%), 3/11/32	12,575	12,565,192
PMHC II, Inc., Term Loan, 8.642%, (3 mo. USD Term SOFR + 4.25%), 4/23/29	24,267	21,804,586
WireCo WorldGroup, Inc., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	6,245	5,745,526
Zekelman Industries, Inc., Term Loan, 6.571%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	28,451	28,384,913
		$ 89,678,851
Oil, Gas & Consumable Fuels — 2.0%
Epic Crude Services LP, Term Loan, 7.256%, (3 mo. USD Term SOFR + 3.00%), 10/15/31	7,855	$ 7,856,726
Freeport LNG Investments LLLP, Term Loan, 7.522%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	11,073	10,940,156
GIP II Blue Holding LP, Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 9/29/28	4,110	4,129,350
GIP Pilot Acquisition Partners LP, Term Loan, 6.277%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	6,088	6,065,639
Hilcorp Energy I LP, Term Loan, 6.321%, (1 mo. USD Term SOFR + 2.00%), 2/11/30	10,850	10,714,375
ITT Holdings LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 10/11/30	12,668	12,594,573
Matador Bidco SARL, Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	40,871	40,999,041

28
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Oxbow Carbon LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		6,982	$ 6,894,994
Thunder Generation Funding LLC, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 10/3/31		13,533	13,541,799
			$ 113,736,653
Passenger Airlines — 0.0%†
WestJet Loyalty LP, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 2/14/31		1,237	$ 1,182,394
			$ 1,182,394
Pharmaceuticals — 1.2%
Aenova Holding GmbH, Term Loan, 5.499%, (3 mo. EURIBOR + 3.00%), 8/22/31	EUR	3,450	$ 3,887,991
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 5.651%, (1 mo. EURIBOR + 3.50%), 9/30/28	EUR	5,175	5,874,256
Bausch Health Co., Inc., Term Loan, 10.542%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		11,225	10,616,998
Jazz Financing Lux SARL, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		9,049	9,030,030
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (1 mo. USD Term SOFR + 9.50%), 11/14/28		24,396	25,356,647
Nidda Healthcare Holding AG, Term Loan, 6.54%, (3 mo. EURIBOR + 4.00%), 2/21/30	EUR	8,700	9,876,349
Recipharm AB, Term Loan, 5.506%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	3,275	3,670,907
			$ 68,313,178
Professional Services — 5.4%
AAL Delaware Holdco, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		4,910	$ 4,909,445
Amspec Parent LLC:
Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 12/22/31		9,837	9,836,667
Term Loan, 12/22/31(8)		1,513	1,513,333
APFS Staffing Holdings, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,815	3,642,599
Apleona Holding GmbH, Term Loan, 4.886%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	4,275	4,840,926
Camelot U.S. Acquisition LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		18,643	18,433,702
CohnReznick LLP:
Term Loan, 8.303%, (3 mo. USD Term SOFR + 4.00%), 3/31/32		7,735	7,744,255
Term Loan, 3/31/32(8)		1,790	1,792,652
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
CoreLogic, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		17,069	$ 16,880,078
Term Loan - Second Lien, 10.936%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,524	1,457,697
Corporation Service Co., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		14,215	14,114,793
Crisis Prevention Institute, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 4/9/31		7,032	6,926,889
EAB Global, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		19,336	19,003,244
Employbridge Holding Co.:
Term Loan, 9.799%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		9,904	8,331,931
Term Loan, 1/19/30(8)		4,147	3,488,901
Term Loan - Second Lien, 9.311%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		22,150	8,250,729
First Advantage Holdings LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 10/31/31		23,771	23,637,427
Galaxy Bidco Ltd., Term Loan, 6.708%, (3 mo. EURIBOR + 4.00%), 12/19/29	EUR	8,275	9,389,993
Genuine Financial Holdings LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 9/27/30		5,098	4,986,028
Grant Thornton Advisors LLC:
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		22,642	22,500,483
Term Loan, 6/2/31(8)		949	942,982
iSolved, Inc., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 10/15/30		8,222	8,231,878
Mermaid Bidco, Inc., Term Loan, 7.553%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		6,503	6,454,340
Neptune Bidco U.S., Inc., Term Loan, 9.33%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		7,994	7,077,008
PHM Group Holding Oy, Term Loan, 5.725%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	6,600	7,364,661
Stepstone Group Midco 2 GmbH, Term Loan, 12/4/31(10)		10,025	9,649,063
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.027%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	8,275	9,409,492
Tempo Acquisition LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		2,294	2,279,390
Teneo Holdings LLC, Term Loan, 9.072%, (1 mo. USD Term SOFR + 4.75%), 3/13/31		16,050	16,110,626
Trans Union LLC:
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		8,557	8,513,423
Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		33,265	33,126,136

29
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
Vaco Holdings LLC, Term Loan, 9.449%, (3 mo. USD Term SOFR + 5.00%), 1/21/29	5,370	$ 4,794,363
		$ 305,635,134
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/31/30	10,554	$ 10,521,225
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/31/30	7,789	7,802,159
Greystar Real Estate Partners LLC, Term Loan, 7.033%, (3 mo. USD Term SOFR + 2.75%), 8/21/30	10,497	10,457,297
		$ 28,780,681
Road & Rail — 1.1%
Avis Budget Car Rental LLC, Term Loan, 6.186%, (1 mo. USD Term SOFR + 1.75%), 8/6/27	28,309	$ 27,769,792
Hertz Corp.:
Term Loan, 8.033%, (3 mo. USD Term SOFR + 3.75%), 6/30/28	9,727	7,659,914
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	10,398	8,097,493
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	2,036	1,585,523
Kenan Advantage Group, Inc., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	16,610	16,339,613
		$ 61,452,335
Semiconductors & Semiconductor Equipment — 0.6%
Altar Bidco, Inc., Term Loan - Second Lien, 9.747%, (1 yr. USD Term SOFR + 5.60%), 2/1/30	7,300	$ 6,948,688
Bright Bidco BV, Term Loan, 12.28%, (3 mo. USD Term SOFR + 8.00%), 10/31/27	4,374	1,753,746
MaxLinear, Inc., Term Loan, 6.691%, (1 mo. USD Term SOFR + 2.25%), 6/23/28	3,250	3,006,250
MKS Instruments, Inc., Term Loan, 6.323%, (1 mo. USD Term SOFR + 2.00%), 8/17/29	23,677	23,564,123
		$ 35,272,807
Software — 15.1%
Applied Systems, Inc., Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 2/24/31	58,655	$ 58,618,261
Astra Acquisition Corp.:
Term Loan, 0.00%, 10/25/28(9)	14,888	297,752
Term Loan, 0.00%, 10/25/29(9)	16,922	592,263
Term Loan, 11.049%, (3 mo. USD Term SOFR + 6.75%), 2/25/28	10,140	5,880,972
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Boost Newco Borrower LLC, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		31,770	$ 31,743,847
Boxer Parent Co., Inc.:
Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 7/30/31		13,118	12,878,646
Term Loan - Second Lien, 10.072%, (1 mo. USD Term SOFR + 5.75%), 7/30/32		9,707	9,205,461
Cegid Group SAS:
Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 7/10/28	EUR	4,475	5,067,706
Term Loan, 5.436%, (3 mo. EURIBOR + 3.25%), 7/10/28	EUR	5,150	5,832,401
Central Parent, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 7/6/29		31,686	26,541,705
Cloud Software Group, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 3/29/29		29,247	28,938,226
Cloudera, Inc.:
Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		36,203	35,727,697
Term Loan - Second Lien, 10.422%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		4,450	4,201,557
Clover Holdings 2 LLC, Term Loan, 8.295%, (3 mo. USD Term SOFR + 4.00%), 12/9/31		15,050	15,050,000
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(11)		2,937	2,882,151
Constant Contact, Inc., Term Loan, 8.518%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		12,812	11,770,222
Cornerstone OnDemand, Inc., Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		8,022	7,139,843
Drake Software LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		17,669	17,050,396
E2open LLC, Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 2/4/28		19,756	19,680,050
ECI Macola Max Holding LLC, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 5/9/30		28,443	28,386,613
Ellucian Holdings, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 10/9/29		26,389	26,318,592
Epicor Software Corp., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 5/30/31		68,703	68,460,738
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		11,848	11,611,433
Gen Digital, Inc., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		28,634	28,435,213
GoTo Group, Inc.:
Term Loan, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28		13,180	11,990,334
Term Loan - Second Lien, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28		9,503	3,924,081

30
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
IGT Holding IV AB:
Term Loan, 5.505%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	1,205	$ 1,362,043
Term Loan, 7.782%, (3 mo. USD Term SOFR + 3.50%), 9/1/31		1,632	1,635,594
Ivanti Software, Inc., Term Loan, 8.793%, (3 mo. USD Term SOFR + 4.25%), 12/1/27		10,118	7,632,124
Marcel LUX IV SARL:
Term Loan, 6.356%, (3 mo. EURIBOR + 3.75%), 11/12/30	EUR	9,150	10,397,042
Term Loan, 7.83%, (1 mo. USD Term SOFR + 3.50%), 11/12/30		31,948	31,987,759
McAfee LLC, Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		34,678	32,691,340
Mosel Bidco SE, Term Loan, 6.105%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	5,900	6,691,137
N-Able International Holdings II LLC, Term Loan, 7.325%, (3 mo. USD Term SOFR + 2.75%), 7/19/28		1,607	1,600,536
NCR Atleos LLC, Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 4/16/29		10,866	10,899,755
Open Text Corp., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		14,931	14,904,967
Polaris Newco LLC:
Term Loan, 5.901%, (1 mo. EURIBOR + 3.75%), 6/2/28	EUR	9,023	9,577,784
Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 6/2/28		7,651	7,396,688
Project Alpha Intermediate Holding, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 10/28/30		12,595	12,559,554
Project Boost Purchaser LLC:
Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 7/16/31		13,840	13,742,254
Term Loan - Second Lien, 9.549%, (3 mo. USD Term SOFR + 5.25%), 7/16/32		3,800	3,749,327
Proofpoint, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		6,164	6,134,153
Quest Software U.S. Holdings, Inc., Term Loan, 8.68%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		23,754	14,727,533
Questel Unite SAS, Term Loan, 6.355%, (3 mo. EURIBOR + 4.00%), 3/5/32	EUR	500	564,066
RealPage, Inc.:
Term Loan, 7.561%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		20,761	20,590,104
Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		5,450	5,451,117
Redstone Holdco 2 LP, Term Loan, 9.291%, (3 mo. USD Term SOFR + 4.75%), 4/27/28		12,915	7,910,366
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.:
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		1,269	$ 1,212,644
Term Loan, 7.936%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		2,224	2,125,574
Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		1,111	1,048,085
Term Loan, 9.422%, (1 mo. USD Term SOFR + 5.00%), 6/30/28		1,663	1,580,104
Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		22,637	21,411,238
Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		3,095	2,932,324
Skillsoft Corp., Term Loan, 9.685%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		14,674	12,696,067
SolarWinds Holdings, Inc., Term Loan, 8.261%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		27,400	26,518,131
UKG, Inc., Term Loan, 7.32%, (1 mo. USD Term SOFR + 3.00%), 2/10/31		41,951	41,856,246
Veritas U.S., Inc., Term Loan, 16.799%, (3 mo. USD Term SOFR + 12.50%), 12/9/29		8,474	8,354,287
Vision Solutions, Inc.:
Term Loan, 8.541%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		38,656	36,046,631
Term Loan - Second Lien, 11.791%, (3 mo. USD Term SOFR + 7.25%), 4/23/29		1,500	1,395,705
			$ 857,608,439
Specialty Retail — 2.9%
Applegreen Ireland, Term Loan, 7.186%, (3 mo. EURIBOR + 5.00%), 1/30/32	EUR	1,000	$ 1,139,580
Apro LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 7/9/31		7,686	7,638,335
Boels Topholding BV, Term Loan, 5.101%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	136	153,715
EG Group Ltd., Term Loan, 2/7/28(10)		4,000	4,007,140
Etraveli Holding AB, Term Loan, 6.355%, (3 mo. EURIBOR + 4.00%), 11/2/28	EUR	14,622	16,633,577
Great Outdoors Group LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		19,619	19,231,979
Harbor Freight Tools USA, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		24,291	22,676,543
Homeserve USA Holding Corp., Term Loan, 6.569%, (1 mo. USD Term SOFR + 2.25%), 10/21/30		18,834	18,781,232
Les Schwab Tire Centers, Term Loan, 6.813% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		37,251	37,029,965
LIDS Holdings, Inc., Term Loan, 9.945%, (3 mo. USD Term SOFR + 5.50%), 12/14/26		4,652	4,629,212

31
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Mavis Tire Express Services Corp., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 5/4/28		2,163	$ 2,139,470
PetSmart, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 2/11/28		2,737	2,705,763
Speedster Bidco GmbH:
Term Loan, 6.129%, (6 mo. EURIBOR + 3.75%), 12/10/31	EUR	11,075	12,564,637
Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		15,650	15,571,750
			$ 164,902,898
Technology Hardware, Storage & Peripherals — 0.2%
Poseidon Bidco SASU, Term Loan, 7.355%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	11,050	$ 8,624,901
			$ 8,624,901
Trading Companies & Distributors — 4.0%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.07%, (1 mo. USD Term SOFR + 1.75%), 6/24/30		39,251	$ 39,144,959
CD&R Hydra Buyer, Inc., Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		15,971	15,438,353
Core & Main LP:
Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 7/27/28		8,123	8,133,488
Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 2/9/31		12,880	12,885,753
DXP Enterprises, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		9,013	8,999,147
Foundation Building Materials Holding Co. LLC, Term Loan, 8.28% - 8.322%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 1/29/31		14,508	13,412,369
Kodiak Building Partners, Inc., Term Loan, 8.035% - 8.039%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		1,900	1,831,628
Paint Intermediate III LLC, Term Loan, 7.302%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		6,600	6,597,954
Park River Holdings, Inc., Term Loan, 7.80%, (3 mo. USD Term SOFR + 3.25%), 12/28/27		4,919	4,647,232
Patagonia Bidco Ltd., Term Loan, 9.954%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	20,050	23,661,136
Quimper AB, Term Loan, 6.078%, (3 mo. EURIBOR + 3.75%), 3/29/30	EUR	4,775	5,415,122
Spin Holdco, Inc., Term Loan, 8.562%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		44,407	36,521,172
Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors (continued)
White Cap Buyer LLC, Term Loan, 7.575%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	32,726	$ 31,980,611
Windsor Holdings III LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	15,297	15,144,421
		$ 223,813,345
Transportation Infrastructure — 0.3%
Brown Group Holding LLC, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 7/1/31	17,277	$ 17,127,400
		$ 17,127,400
Wireless Telecommunication Services — 0.9%
CCI Buyer, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 12/17/27	28,486	$ 28,533,214
Digicel International Finance Ltd., Term Loan, 11.78%, (3 mo. USD Term SOFR + 7.50%), 9.53% cash, 2.25% PIK, 5/25/27	20,418	20,177,002
		$ 48,710,216
Total Senior Floating-Rate Loans (identified cost $6,487,084,171)		$ 6,211,535,849

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	10,441	$ 0
Total Warrants (identified cost $0)		$ 0

32
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.4%
Security		Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(12)	20,798,899	$ 20,798,899
Total Short-Term Investments (identified cost $20,798,899)		$ 20,798,899
Total Investments — 124.2% (identified cost $7,361,313,668)		$ 7,033,757,415
Less Unfunded Loan Commitments — (0.3)%		$ (18,703,027)
Net Investments — 123.9% (identified cost $7,342,610,641)		$ 7,015,054,388
Other Assets, Less Liabilities — (23.9)%		$(1,351,690,055)
Net Assets — 100.0%		$ 5,663,364,333
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $676,889,473 or 12.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Affiliated fund (see Note 7).
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2025, the total value of unfunded loan commitments is $17,393,009. See Note 1F for description.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined.
(11)	Fixed-rate loan.
(12)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	321,832,221	EUR	297,407,318	Standard Chartered Bank	5/5/25	$ —	$(15,085,812)
EUR	9,000,000	USD	9,830,858	Citibank, N.A.	5/30/25	380,190	—
GBP	1,900,000	USD	2,455,092	Standard Chartered Bank	5/30/25	77,276	—
GBP	721,778	USD	923,566	State Street Bank and Trust Company	5/30/25	38,439	—
USD	35,915,234	EUR	34,165,294	Australia and New Zealand Banking Group Limited	5/30/25	—	(2,847,370)
USD	35,178,933	EUR	33,420,500	Citibank, N.A.	5/30/25	—	(2,738,657)
USD	35,174,525	EUR	33,420,500	State Street Bank and Trust Company	5/30/25	—	(2,743,065)
USD	35,136,379	EUR	33,420,500	State Street Bank and Trust Company	5/30/25	—	(2,781,211)
USD	780,881	GBP	602,581	Goldman Sachs International	5/30/25	—	(22,254)
USD	31,882,802	GBP	25,168,155	Standard Chartered Bank	5/30/25	—	(1,661,959)
USD	338,663,364	EUR	297,407,318	Standard Chartered Bank	6/3/25	1,155,255	—
USD	33,075,730	EUR	30,490,538	Bank of America, N.A.	6/30/25	—	(1,585,259)
33
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	30,133,274	EUR	27,767,290	State Street Bank and Trust Company	6/30/25	$ —	$ (1,431,985)
USD	30,126,888	EUR	27,767,290	State Street Bank and Trust Company	6/30/25	—	(1,438,371)
						$1,651,160	$(32,335,943)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
34
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $7,303,738,192)	$6,976,666,489
Affiliated investments, at value (identified cost $38,872,449)	38,387,899
Cash	38,566,765
Deposits for derivatives collateral — forward foreign currency exchange contracts	29,630,000
Foreign currency, at value (identified cost $132,363,892)	132,506,884
Interest and dividends receivable	41,192,803
Dividends receivable from affiliated investments	453,002
Receivable for investments sold	124,708,683
Receivable for open forward foreign currency exchange contracts	1,651,160
Receivable from affiliates	9,230
Trustees' deferred compensation plan	289,825
Total assets	$7,384,062,740
Liabilities
Notes payable	$1,600,000,000
Payable for investments purchased	84,421,836
Payable for open forward foreign currency exchange contracts	32,335,943
Payable to affiliates:
Investment adviser fee	2,519,130
Trustees' fees	9,042
Trustees' deferred compensation plan	289,825
Accrued expenses	1,122,631
Total liabilities	$1,720,698,407
Commitments and contingencies (see Note 10)
Net Assets applicable to investors' interest in Portfolio	$5,663,364,333
35
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income from affiliated investments	$3,019,467
Interest income	297,892,188
Other income	4,739,220
Total investment income	$305,650,875
Expenses
Investment adviser fee	$15,324,751
Trustees’ fees and expenses	54,250
Custodian fee	626,264
Legal and accounting services	125,511
Interest expense and fees	39,080,481
Miscellaneous	130,687
Total expenses	$55,341,944
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$131,266
Total expense reductions	$131,266
Net expenses	$55,210,678
Net investment income	$250,440,197
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(28,119,871)
Foreign currency transactions	(4,735,526)
Forward foreign currency exchange contracts	40,558,772
Net realized gain	$7,703,375
Change in unrealized appreciation (depreciation):
Investments	$(138,118,921)
Investments - affiliated investments	(484,550)
Foreign currency	(1,711,367)
Forward foreign currency exchange contracts	(48,579,090)
Net change in unrealized appreciation (depreciation)	$(188,893,928)
Net realized and unrealized loss	$(181,190,553)
Net increase in net assets from operations	$69,249,644
36
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$250,440,197	$553,162,253
Net realized gain (loss)	7,703,375	(223,665,463)
Net change in unrealized appreciation (depreciation)	(188,893,928)	323,331,862
Net increase in net assets from operations	$69,249,644	$652,828,652
Capital transactions:
Contributions	$528,862,761	$398,168,678
Withdrawals	(790,444,020)	(1,070,766,769)
Net decrease in net assets from capital transactions	$(261,581,259)	$(672,598,091)
Net decrease in net assets	$(192,331,615)	$(19,769,439)
Net Assets
At beginning of period	$5,855,695,948	$5,875,465,387
At end of period	$5,663,364,333	$5,855,695,948
37
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2025
Cash Flows From Operating Activities
Net increase in net assets from operations	$69,249,644
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,524,884,137)
Investments sold and principal repayments	1,284,703,109
Decrease in short-term investments, net	69,393,906
Net amortization/accretion of premium (discount)	(11,518,687)
Amortization of prepaid upfront and agency fees on notes payable	1,856,984
Increase in interest and dividends receivable	(878,746)
Decrease in dividends receivable from affiliated investments	113,534
Decrease in Trustees’ deferred compensation plan	16,941
Increase in receivable from affiliates	(9,230)
Decrease in cash collateral due to broker	(10,300,000)
Decrease in payable to affiliates for investment adviser fee	(62,010)
Decrease in payable to affiliates for Trustees' deferred compensation plan	(16,941)
Decrease in accrued expenses	(5,325,739)
Increase in unfunded loan commitments	11,426,753
Net change in unrealized (appreciation) depreciation from investments	138,603,471
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts	48,579,090
Net realized loss from investments	28,119,871
Net cash provided by operating activities	$99,067,813
Cash Flows From Financing Activities
Proceeds from capital contributions	$528,862,761
Payments for capital withdrawals	(790,444,020)
Proceeds from notes payable	625,000,000
Repayments of notes payable	(425,000,000)
Net cash used in financing activities	$(61,581,259)
Net increase in cash and restricted cash*	$37,486,554
Cash and restricted cash at beginning of period (including foreign currency)	$163,217,095
Cash and restricted cash at end of period (including foreign currency)	$200,703,649
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$43,879,721
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $295,164.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2025
Cash	$38,566,765
Deposits for derivatives collateral — forward foreign currency exchange contracts	29,630,000
Foreign currency	132,506,884
Total cash and restricted cash as shown on the Statement of Cash Flows	$200,703,649
38
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Expenses excluding interest and fees	0.54%(2)	0.57%	0.56%	0.52%	0.53%	0.56%
Interest and fee expense	1.30%(2)	1.66%	1.81%	0.47%	0.32%	0.60%
Total expenses	1.84%(2)	2.23%	2.37%	0.99%	0.85%	1.16%
Net expenses	1.84%(2)(3)	2.23%(3)	2.37%(3)	0.99%(3)	0.85%	1.16%
Net investment income	8.34%(2)	9.30%	9.01%	5.16%	4.19%	4.86%
Portfolio Turnover	17%(4)	35%	18%	27%	28%	30%
Total Return	1.22%(4)	11.64%	12.42%	(4.22)%	9.75%	0.39%
Net assets, end of period (000’s omitted)	$5,663,364	$5,855,696	$5,875,465	$7,369,505	$8,423,553	$5,449,434
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31,2024, 2023 and 2022).
(4)	Not annualized.
39
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 92.1%, 6.2% and 1.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
40

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
41

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
Gross assets are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed. For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $15,324,751 or 0.51% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $131,266 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
During the six months ended April 30, 2025, BMR reimbursed the Portfolio $13,475 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,256,631,739 and $1,220,970,290, respectively, for the six months ended April 30, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$7,317,174,790
Gross unrealized appreciation	$51,671,462
Gross unrealized depreciation	(384,476,647)
Net unrealized depreciation	$(332,805,185)
42

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit related contingent features in a net liability position was $32,335,943. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $29,630,000 at April 30, 2025.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$1,651,160	$(32,335,943)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
43

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above.The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank, N.A.	$380,190	$(380,190)	$ —	$ —	$ —
Standard Chartered Bank	1,232,531	(1,232,531)	—	—	—
State Street Bank and Trust Company	38,439	(38,439)	—	—	—
	$1,651,160	$(1,651,160)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Australia and New Zealand Banking Group Limited	$(2,847,370)	$ —	$ —	$2,847,370	$ —
Bank of America, N.A.	(1,585,259)	—	—	—	(1,585,259)
Citibank, N.A.	(2,738,657)	380,190	—	2,358,467	—
Goldman Sachs International	(22,254)	—	—	—	(22,254)
Standard Chartered Bank	(16,747,771)	1,232,531	—	15,515,240	—
State Street Bank and Trust Company	(8,394,632)	38,439	—	5,610,000	(2,746,193)
	$(32,335,943)	$1,651,160	$ —	$26,331,077	$(4,353,706)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$40,558,772	$(48,579,090)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was approximately $1,059,781,000.
44

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

6  Revolving Credit and Security Agreement
The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the “Loan Facility”), with Toronto Dominion Bank as direct lender and agent and certain other banks as direct lenders that allows it to borrow up to $2 billion and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio. The Loan Facility is in effect through May 1, 2025. Interest is generally charged at a rate equal to the 1-Month Term Secured Overnight Financing Rate (SOFR) plus 0.11448% credit spread adjustment. On May 2, 2024, the Portfolio paid upfront fees equal to 0.15% of the total commitment amount under the Loan Facility and agency fees of $600,000, which are being amortized to interest expense through May 1, 2025. The Portfolio also pays (1) a drawn fee equal to 0.95% per annual on outstanding borrowings, and (2) a liquidity fee equal to 0.25% per annum of the undrawn amount under the Loan Facility.
Drawn and liquidity fees for the six months ended April 30, 2025 totaled $6,894,887 and are included in interest expense and fees on the Statement of Operations. At April 30, 2025, the Portfolio had borrowings outstanding under the Loan Facility of $1.6 billion at an annual interest rate of 4.41%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at April 30, 2025 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2025. For the six months ended April 30, 2025, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,307,873,000 and 4.63%, respectively.
Effective May 1, 2025, the Portfolio renewed its Loan Facility, which expires April 30, 2026, at substantially the same terms. An upfront fee of 0.15% of the total commitment amount under the Loan Facility and agency fees of $600,000 were paid by the Portfolio at that time.
7  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $38,387,899, which represents 0.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ —	$ 18,073,550	$ —	$ —	$(484,550)	$17,589,000	$649,803	357,500
Short-Term Investments
Liquidity Fund	90,192,805	1,515,203,253	(1,584,597,159)	—	—	20,798,899	2,369,664	20,798,899
Total				$ —	$(484,550)	$38,387,899	$3,019,467
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
45

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 182,414,662	$ —	$ 182,414,662
Common Stocks	966,428	48,980,153	23,978,284	73,924,865
Corporate Bonds	—	523,170,361	—	523,170,361
Exchange-Traded Funds	17,589,000	—	—	17,589,000
Preferred Stocks	—	4,323,779	—	4,323,779
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,172,777,680	20,055,142	6,192,832,822
Warrants	—	—	0	0
Short-Term Investments	20,798,899	—	—	20,798,899
Total Investments	$39,354,327	$6,931,666,635	$44,033,426	$7,015,054,388
Forward Foreign Currency Exchange Contracts	$ —	$ 1,651,160	$ —	$ 1,651,160
Total	$39,354,327	$6,933,317,795	$44,033,426	$7,016,705,548
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (32,335,943)	$ —	$ (32,335,943)
Total	$ —	$ (32,335,943)	$ —	$ (32,335,943)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
46

Senior Debt Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

10  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Portfolio. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Portfolio and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. At this time, the Portfolio cannot reliably predict the outcome of these proceedings or the effect, if any, on the Portfolio's net asset value.
47

EAFAX-NCSR    4.30.25

Eaton Vance
Multi-Asset Credit Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Multi-Asset Credit Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 8.5%
Security	Principal Amount (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	$296	$ 297,725
ACHM Mortgage Trust, Series 2024-HE1, Class C, 6.55%, 5/25/39(1)	368	366,779
ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31(1)	917	938,898
ARES LII CLO Ltd., Series 2019-52A, Class DRR, 6.772%, (3 mo. SOFR + 2.50%), 4/22/31(1)(2)	1,750	1,723,969
Babson CLO Ltd., Series 2022-4A, Class D1R, 7.52%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	1,000	992,323
Ballyrock CLO 16 Ltd., Series 2021-16A, Class DR, 9.399%, (3 mo. SOFR + 5.15%), 4/20/38(1)(2)	1,000	945,084
Barings CLO Ltd., Series 2025-1A, Class E, 8.885%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	1,000	960,539
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 11.268%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	500	494,763
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 8.52%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,000	997,921
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.661%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	500	495,842
Bridge Trust, Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	465	432,309
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.87%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,002,486
Bryant Park Funding Ltd., Series 2023-20A, Class D, 10.346%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	1,000	1,002,218
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	964	968,753
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-3RA, Class C, 7.494%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	2,725	2,729,052
Series 2014-4RA, Class C, 7.418%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	1,999,758
Series 2014-4RA, Class D, 10.168%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	250	236,304
Series 2015-5A, Class DR, 11.231%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	250	243,381
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	60	52,738
Crown City CLO III, Series 2021-1A, Class C, 7.831%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	985,096
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.122%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	1,500	1,499,790
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 8.07%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	1,000	1,000,500
Empower CLO Ltd., Series 2024-1A, Class D1, 8.032%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	1,000	1,002,051
Security	Principal Amount (000's omitted)	Value
FirstKey Homes Trust:
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(1)	$500	$ 483,415
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	500	482,493
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.82%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	800	791,116
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 7.506%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	1,500	1,475,748
Series 2024-3A, Class D1, 7.649%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	999,948
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	1,248	1,197,408
HTAP Issuer Trust, Series 2024-2, Class A, 6.50%, 4/25/42(1)	772	761,489
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.42%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,491,676
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.856%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	950,458
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 7.156%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,250	1,242,002
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	890	898,466
OCP CLO Ltd.:
Series 2023-27A, Class DR, 7.611%, (3 mo. SOFR + 3.35%), 7/16/35(1)(2)	750	751,048
Series 2024-32A, Class D1, 8.029%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,000	1,002,270
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 8.306%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	1,200	1,203,932
PRET LLC, Series 2024-NPL5, Class A1, 5.963% to 9/25/25, 9/25/54(1)(3)	463	461,031
RR 35 Ltd., Series 2024-35A, Class D, 9.652%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	2,500	2,450,195
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 7.425%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	1,000	998,512
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	890	863,409
STAR Trust:
Series 2021-SFR1, Class F, 6.836%, (1 mo. SOFR + 2.514%), 4/17/38(1)(2)	1,000	987,769
Series 2025-SFR5, Class D, 6.772%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	459	464,269
Series 2025-SFR5, Class E, 7.272%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	230	231,325
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	46	45,744

1
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Tricon Residential Trust, Series 2025-SFR1, Class E, 6.822%, (1 mo. SOFR + 2.50%), 3/17/42(1)(2)	$422	$ 420,604
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	500	524,898
Total Asset-Backed Securities (identified cost $42,517,340)		$ 42,547,504

Collateralized Mortgage Obligations — 5.6%
Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust:
Series 2023-NQM5, Class M1, 8.144%, 11/25/68(1)(4)	$370	$ 379,877
Series 2024-NQM4, Class M1, 5.929%, 8/25/69(1)(4)	509	506,096
Series 2024-NQM6, Class B1A, 7.301%, 1/25/70(1)(4)	459	464,314
Asset Based Lending LLC, Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(3)	500	501,120
Cascade Funding Mortgage Trust:
Series 2025-HB16, Class M3, 3.00%, 3/25/35(1)(4)	669	616,176
Series 2025-HB16, Class M4, 3.00%, 3/25/35(1)(4)	1,000	869,563
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	500	507,310
CFMT LLC:
Series 2024-HB13, Class M2, 3.00%, 5/25/34(1)(4)	470	443,282
Series 2024-HB15, Class M2, 4.00%, 8/25/34(1)(4)	625	598,138
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(4)	689	645,774
Champs Trust:
Series 2024-1, Class A, 8.774%, 7/25/59(1)(4)	1,137	1,170,441
Series 2024-2, Class A, 9.576%, 11/25/59(1)(4)	1,223	1,273,582
Series 2024-3, Class A, 8.344%, 1/25/60(1)(4)	1,406	1,456,154
Series 2025-1, Class A, 7.841%, 4/25/60(1)(4)	1,477	1,540,344
Cross Mortgage Trust, Series 2025-H2, Class B1A, 6.626%, 3/25/70(1)(4)	1,346	1,346,405
EFMT, Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)	910	869,406
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA3, Class B2, 10.604%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	855	1,041,264
Series 2021-DNA6, Class B2, 11.854%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	1,280	1,362,755
HTAP Issuer Trust, Series 2025-1, Class A, 6.50%, 11/25/42(1)	1,317	1,310,998
JPM Lending Facility, 11.324%, (SOFR + 7.00%), 7/15/29(2)	1,238	1,245,700
Security	Principal Amount (000's omitted)	Value
MFRA Trust:
Series 2024-NQM3, Class M1, 6.671%, 12/25/69(1)(4)	$459	$ 466,204
Series 2025-NQM1, Class B1, 7.034%, 3/25/70(1)(4)	1,000	994,394
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	863	870,693
Onity Loan Investment Trust, Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(4)	500	450,976
PRPM LLC:
Series 2024-NQM1, Class B1, 7.50%, 12/25/68(1)(4)	1,000	998,424
Series 2024-NQM4, Class M1A, 6.518%, 12/26/69(1)(4)	459	467,842
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(3)	467	429,603
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(3)	375	344,902
Series 2025-NQM1, Class M1A, 6.645%, 11/25/69(1)(4)	900	918,353
Series 2025-RPL2, Class M1, 3.75% to 4/25/26, 4/25/55(1)(3)	461	419,369
RMF Proprietary Issuance Trust, Series 2022-2, Class M3, 3.75%, 6/25/62(1)(4)	1,000	869,984
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30(1)	750	753,163
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1B, 6.966%, 1/25/65(1)(4)	897	907,679
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	1,071	1,045,377
Total Collateralized Mortgage Obligations (identified cost $27,731,049)		$ 28,085,662

Commercial Mortgage-Backed Securities — 2.8%
Security	Principal Amount (000's omitted)	Value
BAHA Trust, Series 2024-MAR, Class C, 7.766%, 12/10/41(1)(4)	750	$ 771,015
BAMLL Trust, Series 2024-BHP, Class B, 7.222%, (1 mo. SOFR + 2.90%), 8/15/39(1)(2)	855	857,090
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.71%, 2/15/50(1)(4)	1,000	664,220
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.212%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	400	400,219
CSMC Trust, Series 2022-CNTR, Class A, 8.266%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)(5)	1,000	656,187
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 8.572%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)	500	496,440

2
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 7.661%, (1 mo. SOFR + 3.339%), 6/15/41(1)(2)		1,100	$ 1,089,689
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.56%, 12/10/34(1)(4)		1,000	999,064
INTOWN Mortgage Trust, Series 2025-STAY, Class D, 7.172%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)		1,780	1,749,012
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		150	8,678
Series 2021-MHC, Class C, 5.987%, (1 mo. SOFR + 1.664%), 4/15/38(1)(2)		1,800	1,797,455
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class D, 4.20%, 9/15/47(1)(4)		750	645,721
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 7.50%, (U.S. (Fed) Prime Rate), 6/15/35(1)(2)		100	52,670
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.763%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)		895	867,378
ORL Trust, Series 2024-GLKS, Class E, 7.512%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)		344	340,984
Vita Scientia DAC, Series 2022-1A, Class D, 5.02%, (3 mo. EURIBOR + 2.49%), 8/27/25(1)(2)	EUR	450	478,937
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)		1,700	1,555,936
Willowbrook Mall, Series 2025-WBRK, Class D, 6.278%, 3/5/35(1)(4)		459	434,887
Total Commercial Mortgage-Backed Securities (identified cost $14,470,590)			$ 13,865,582

Common Stocks — 0.6%
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.4%
Range Red Acquisitions LLC, Class A1(6)(7)(8)	974	$ 2,190,887
		$ 2,190,887
Energy — 0.1%
Enviva LLC(7)(9)	23,664	$ 343,128
		$ 343,128
Oil and Gas — 0.0%†
Frontera Energy Corp.	17,842	$ 64,452
		$ 64,452
Security	Shares	Value
Pharmaceuticals — 0.1%
Endo, Inc.(7)	3,581	$ 76,239
Mallinckrodt International Finance SA(7)(8)	1,976	171,994
		$ 248,233
Total Common Stocks (identified cost $2,429,584)		$ 2,846,700

Convertible Bonds — 0.3%
Security	Principal Amount* (000's omitted)		Value
Internet Software & Services — 0.3%
Delivery Hero SE:
Series B, 2.125%, 3/10/29(10)	EUR	1,000	$ 997,945
3.25%, 2/21/30(10)	EUR	400	436,643
Total Convertible Bonds (identified cost $1,361,408)			$ 1,434,588

Corporate Bonds — 48.3%
Security	Principal Amount* (000's omitted)		Value
Advertising — 0.1%
CMG Media Corp., 8.875%, 6/18/29(1)		441	$ 386,802
Summer BC Holdco B SARL, 6.789%, (3 mo. EURIBOR + 4.25%), 2/15/30(2)(10)	EUR	270	301,661
			$ 688,463
Aerospace and Defense — 0.5%
Bombardier, Inc.:
7.00%, 6/1/32(1)		275	$ 278,570
7.25%, 7/1/31(1)		536	549,456
8.75%, 11/15/30(1)		385	413,013
TransDigm, Inc.:
4.625%, 1/15/29		1,023	985,151
6.625%, 3/1/32(1)		385	394,858
			$ 2,621,048
Air Transport — 0.3%
Gatwick Airport Finance PLC, 4.375%, 4/7/26(10)	GBP	1,270	$ 1,664,170
			$ 1,664,170

3
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Airlines — 0.3%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		1,431	$ 1,237,179
9.50%, 6/1/28(1)		267	261,105
			$ 1,498,284
Apparel & Luxury Goods — 0.3%
Champ Acquisition Corp., 8.375%, 12/1/31(1)		757	$ 799,375
PrestigeBidCo GmbH, 6.029%, (3 mo. EURIBOR + 3.75%), 7/1/29(2)(10)	EUR	565	642,743
			$ 1,442,118
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)		275	$ 280,033
			$ 280,033
Automotive — 0.9%
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(10)	EUR	300	$ 367,691
Forvia SE, 8.00%, 6/15/30(1)		550	548,255
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		690	657,068
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(10)(11)		250	242,382
6.75%, (6.75% cash or 7.50% PIK), 11/15/29(10)(11)	EUR	382	447,055
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		398	370,000
4.375%, 1/15/31(1)		452	415,568
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		1,190	888,994
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		587	551,272
4.875%, 11/15/31(1)		239	218,394
			$ 4,706,679
Beverages — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		923	$ 919,164
			$ 919,164
Building and Development — 2.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		136	$ 125,971
4.625%, 4/1/30(1)		408	374,418
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		1,091	902,844
Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		1,295	$ 1,314,890
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,040	1,043,770
Miller Homes Group Finco PLC, 6.529%, (3 mo. EURIBOR + 4.25%), 10/15/30(2)(10)	EUR	520	593,077
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		357	322,611
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		741	696,729
6.375%, 11/1/32(1)		425	413,038
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		1,302	1,273,608
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)		1,099	1,034,182
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		270	273,603
Standard Industries, Inc., 4.75%, 1/15/28(1)		753	737,611
White Cap Buyer LLC, 6.875%, 10/15/28(1)		1,004	979,336
			$ 10,085,688
Building Materials — 0.5%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		1,230	$ 1,108,890
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		859	864,567
6.75%, 3/1/33(1)		728	731,361
			$ 2,704,818
Business Equipment and Services — 0.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		942	$ 932,025
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)		245	250,487
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)		923	867,085
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)		239	229,958
			$ 2,279,555
Cable and Satellite Television — 1.7%
Altice Financing SA, 5.00%, 1/15/28(1)		860	$ 661,429
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		585	529,099
4.50%, 8/15/30(1)		726	674,824
4.75%, 3/1/30(1)		988	933,734
5.00%, 2/1/28(1)		400	390,592
6.375%, 9/1/29(1)		601	606,934
DISH Network Corp., 11.75%, 11/15/27(1)		397	417,590

4
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television (continued)
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(10)	GBP	2,951	$ 3,705,681
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)		900	799,036
			$ 8,718,919
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		835	$ 840,772
			$ 840,772
Chemicals — 1.1%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(11)		745	$ 732,499
Calderys Financing LLC, 11.25%, 6/1/28(1)		1,070	1,131,840
Celanese U.S. Holdings LLC:
5.00%, 4/15/31	EUR	770	855,612
6.95%, 11/15/33		923	925,451
Olympus Water U.S. Holding Corp.:
9.625%, 11/15/28(10)	EUR	695	823,745
9.75%, 11/15/28(1)		781	814,745
WR Grace Holdings LLC:
5.625%, 8/15/29(1)		145	128,690
7.375%, 3/1/31(1)		145	145,952
			$ 5,558,534
Chemicals and Plastics — 1.3%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(10)	EUR	820	$ 879,125
Avient Corp.:
6.25%, 11/1/31(1)		325	321,797
7.125%, 8/1/30(1)		884	902,142
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		1,191	1,201,421
Herens Holdco SARL, 4.75%, 5/15/28(1)		452	394,811
Herens Midco SARL, 5.25%, 5/15/29(10)	EUR	1,000	840,462
INEOS Finance PLC, 6.375%, 4/15/29(10)	EUR	400	446,461
Italmatch Chemicals SpA:
7.855%, (3 mo. EURIBOR + 5.50%), 2/6/28(2)(10)	EUR	200	227,986
10.00%, 2/6/28(10)	EUR	902	1,074,204
			$ 6,288,409
Commercial Services — 2.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.875%, 6/1/28(10)	GBP	580	$ 737,700
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		562	504,486
4.625%, 10/1/27(1)		54	51,786
Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
APi Group DE, Inc., 4.75%, 10/15/29(1)		662	$ 623,195
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(10)	GBP	530	760,701
Cimpress PLC, 7.375%, 9/15/32(1)		445	406,586
IPD 3 BV:
5.50%, 6/15/31(1)(12)	EUR	1,060	1,202,202
8.00%, 6/15/28(10)	EUR	930	1,098,596
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		1,323	1,221,973
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		891	809,031
OT Midco, Inc., 10.00%, 2/15/30(1)		390	318,296
Pachelbel Bidco SpA, 7.125%, 5/17/31(1)	EUR	715	857,377
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)		537	545,080
VT Topco, Inc., 8.50%, 8/15/30(1)		928	972,068
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		1,461	1,506,757
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		1,110	1,100,132
			$ 12,715,966
Computers — 1.0%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)		971	$ 988,612
Atos SE, 9.00% to 12/18/25, 12/18/29(3)(10)	EUR	1,003	1,226,805
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		1,025	1,069,709
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		671	681,511
McAfee Corp., 7.375%, 2/15/30(1)		888	767,962
			$ 4,734,599
Containers and Glass Products — 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(10)	EUR	1,250	$ 1,201,077
4.00%, 9/1/29(1)		521	454,092
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		767	702,870
			$ 2,358,039
Cosmetics & Personal Care — 0.1%
Opal Bidco SAS, 5.50%, 3/31/32(1)	EUR	490	$ 553,153
			$ 553,153
Distribution & Wholesale — 0.4%
RB Global Holdings, Inc., 6.75%, 3/15/28(1)		454	$ 463,469
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		615	585,723
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		1,052	1,108,593
			$ 2,157,785

5
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services — 0.8%
CI Financial Corp., 4.10%, 6/15/51		525	$ 357,736
Hightower Holding LLC, 9.125%, 1/31/30(1)		815	834,381
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)		845	831,285
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)		261	252,090
3.625%, 3/1/29(1)		1,022	951,481
4.00%, 10/15/33(1)		65	56,299
Sherwood Financing PLC, 7.625%, 12/15/29(10)	EUR	620	699,207
			$ 3,982,479
Diversified Telecommunication Services — 0.0%†
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		200	$ 179,991
			$ 179,991
Drugs — 0.5%
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		560	$ 582,951
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44		406	315,207
5.375%, 9/30/32	EUR	1,475	1,689,330
			$ 2,587,488
Ecological Services and Equipment — 0.7%
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		889	$ 843,778
4.75%, 6/15/29(1)		906	879,969
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,290	1,206,689
Wrangler Holdco Corp., 6.625%, 4/1/32(1)		545	560,014
			$ 3,490,450
Electric — 0.4%
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)		369	$ 328,806
XPLR Infrastructure Operating Partners LP:
7.25%, 1/15/29(1)		585	579,618
8.375%, 1/15/31(1)		411	412,905
8.625%, 3/15/33(1)		413	412,475
			$ 1,733,804
Electric Utilities — 1.4%
Alpha Generation LLC, 6.75%, 10/15/32(1)		1,243	$ 1,267,863
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)		280	266,229
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(1)	EUR	2,075	2,401,093
Security	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC: (continued)
6.375%, 2/15/32(1)		465	$ 457,151
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		578	549,722
TransAlta Corp., 7.75%, 11/15/29		606	631,775
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)		608	616,793
6.375%, 3/15/33(1)		390	394,899
6.625%, 3/15/32(1)		610	621,267
			$ 7,206,792
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)		1,174	$ 1,122,578
Sensata Technologies, Inc.:
4.375%, 2/15/30(1)		439	405,283
6.625%, 7/15/32(1)		200	198,363
			$ 1,726,224
Energy — 0.3%
Sunoco LP, 7.25%, 5/1/32(1)		445	$ 461,899
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29		583	553,057
4.50%, 4/30/30		372	350,446
			$ 1,365,402
Engineering & Construction — 0.6%
Arcosa, Inc., 6.875%, 8/15/32(1)		552	$ 563,004
Artera Services LLC, 8.50%, 2/15/31(1)		665	631,717
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(10)	EUR	382	388,529
TopBuild Corp., 4.125%, 2/15/32(1)		976	879,192
VM Consolidated, Inc., 5.50%, 4/15/29(1)		750	724,077
			$ 3,186,519
Entertainment — 2.6%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 4/30/30(10)	EUR	1,047	$ 1,255,778
Caesars Entertainment, Inc.:
6.00%, 10/15/32(1)		460	433,950
6.50%, 2/15/32(1)		536	539,271
7.00%, 2/15/30(1)		250	256,067
Churchill Downs, Inc., 5.75%, 4/1/30(1)		669	654,918
Cirsa Finance International SARL, 6.50%, 3/15/29(10)	EUR	1,165	1,377,841
CPUK Finance Ltd., 7.875%, 8/28/29(10)	GBP	825	1,112,977

6
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Flutter Treasury DAC, 5.00%, 4/29/29(10)	EUR	800	$ 940,215
Inter Media and Communication SpA, 6.75%, 2/9/27(10)	EUR	989	1,135,115
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		719	719,802
Lottomatica Group SpA:
4.875%, 1/31/31(10)(12)	EUR	815	932,149
6.485%, (3 mo. EURIBOR + 4.00%), 12/15/30(2)(10)	EUR	1,080	1,226,840
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		448	448,349
Motion Finco SARL:
7.375%, 6/15/30(10)	EUR	250	276,065
8.375%, 2/15/32(1)		460	435,942
Playtika Holding Corp., 4.25%, 3/15/29(1)		757	665,405
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		519	498,209
			$ 12,908,893
Financial Intermediaries — 0.4%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(13)(14)		1,178	$ 1,085,904
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		848	801,061
			$ 1,886,965
Food Products — 0.4%
Ingles Markets, Inc., 4.00%, 6/15/31(1)		762	$ 690,482
La Doria SpA, 6.686%, (3 mo. EURIBOR + 4.50%), 11/12/29(2)(10)	EUR	1,145	1,304,968
			$ 1,995,450
Food Service — 0.5%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)		293	$ 267,013
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(1)(11)		1,084	1,151,009
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)		1,120	1,174,484
			$ 2,592,506
Health Care — 2.1%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		218	$ 201,705
Cerba Healthcare SACA, 3.50%, 5/31/28(10)	EUR	250	211,861
Chrome Holdco SAS, 5.00%, 5/31/29(10)	EUR	604	236,147
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)		467	340,716
Ephios Subco 3 SARL, 7.875%, 1/31/31(10)	EUR	930	1,114,552
Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		409	$ 355,433
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		1,503	1,585,578
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		792	713,846
9.875%, 8/15/30(1)		290	308,842
10.00%, 6/1/32(1)		140	135,975
Medline Borrower LP, 5.25%, 10/1/29(1)		1,819	1,729,173
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		82	73,989
3.875%, 5/15/32(1)		732	645,508
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		405	404,587
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		869	932,726
Tenet Healthcare Corp., 6.125%, 10/1/28		523	522,128
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		860	874,131
			$ 10,386,897
Healthcare Services — 0.1%
Molina Healthcare, Inc., 6.25%, 1/15/33(1)		350	$ 347,598
			$ 347,598
Home Furnishings — 0.3%
Somnigroup International, Inc.:
3.875%, 10/15/31(1)		1,322	$ 1,162,087
4.00%, 4/15/29(1)		151	140,377
			$ 1,302,464
Homebuilders/Real Estate — 0.2%
Miller Homes Group Finco PLC, 7.00%, 5/15/29(10)	GBP	200	$ 261,055
New Home Co., Inc., 9.25%, 10/1/29(1)		672	694,250
			$ 955,305
Household Durables — 0.0%†
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		181	$ 150,396
			$ 150,396
Industrial Equipment — 0.1%
Madison IAQ LLC, 5.875%, 6/30/29(1)		734	$ 695,100
			$ 695,100
Insurance — 1.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)		153	$ 152,878

7
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer: (continued)
6.75%, 10/15/27(1)		1,009	$ 1,002,800
7.00%, 1/15/31(1)		455	462,233
7.375%, 10/1/32(1)		110	111,299
Fidus Re Ltd., 6.776%, (1 mo. U.S. T-Bill Rate + 2.50%), 1/8/42(1)(2)		2,295	2,295,895
Galaxy Bidco Ltd., 8.125%, 12/19/29(10)	GBP	640	854,835
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		728	783,789
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		699	716,713
Ryan Specialty LLC, 5.875%, 8/1/32(1)		725	716,718
			$ 7,097,160
Internet Software & Services — 0.8%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		270	$ 254,166
6.125%, 12/1/28(1)		853	764,813
Cars.com, Inc., 6.375%, 11/1/28(1)		819	805,332
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		648	556,197
Snap, Inc., 6.875%, 3/1/33(1)		855	854,641
United Group BV:
6.75%, 2/15/31(10)	EUR	200	232,684
6.806%, (3 mo. EURIBOR + 4.25%), 2/15/31(2)(10)	EUR	655	742,015
			$ 4,209,848
Leisure Goods/Activities/Movies — 1.4%
Carnival Corp., 6.00%, 5/1/29(1)		1,572	$ 1,564,419
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		390	383,296
7.00%, 8/1/32(1)		560	573,176
LHMC Finco 2 SARL, 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(10)(11)	EUR	945	1,071,664
NCL Corp. Ltd., 7.75%, 2/15/29(1)		286	295,420
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28		215	206,238
6.00%, 2/1/33(1)		999	1,002,440
6.25%, 3/15/32(1)		585	594,265
TUI AG, 5.875%, 3/15/29(10)	EUR	1,298	1,524,929
			$ 7,215,847
Leisure Time — 0.2%
NCL Corp. Ltd.:
6.25%, 3/1/30(1)		282	$ 275,335
Security	Principal Amount* (000's omitted)		Value
Leisure Time (continued)
NCL Corp. Ltd.: (continued)
6.75%, 2/1/32(1)		555	$ 542,304
			$ 817,639
Lodging and Casinos — 0.2%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		924	$ 924,070
			$ 924,070
Machinery — 0.8%
Chart Industries, Inc., 9.50%, 1/1/31(1)		736	$ 785,035
Dynamo Newco II GmbH, 6.25%, 10/15/31(1)	EUR	950	1,083,790
ESAB Corp., 6.25%, 4/15/29(1)		581	590,227
IMA Industria Macchine Automatiche SpA, 6.029%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(10)	EUR	915	1,037,550
TK Elevator Holdco GmbH, 6.625%, 7/15/28(10)	EUR	540	612,984
			$ 4,109,586
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)		1,278	$ 1,077,409
CSC Holdings LLC:
3.375%, 2/15/31(1)		574	383,719
4.125%, 12/1/30(1)		373	255,986
5.50%, 4/15/27(1)		345	320,897
11.75%, 1/31/29(1)		395	373,687
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)		946	875,261
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)		238	181,618
Sinclair Television Group, Inc.:
4.375%, 12/31/32(1)		80	48,504
8.125%, 2/15/33(1)		669	662,681
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(10)(11)	EUR	543	635,701
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		203	178,245
			$ 4,993,708
Metals/Mining — 1.3%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		1,223	$ 1,344,377
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		518	512,431
First Quantum Minerals Ltd.:
8.00%, 3/1/33(1)		285	282,329
9.375%, 3/1/29(1)		1,168	1,226,635

8
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		503	$ 494,079
6.125%, 4/1/29(1)		220	219,261
Novelis Corp.:
3.25%, 11/15/26(1)		237	230,096
3.875%, 8/15/31(1)		358	309,330
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(10)	EUR	1,077	1,160,824
WE Soda Investments Holding PLC:
9.375%, 2/14/31(1)		300	304,537
9.50%, 10/6/28(1)		300	307,341
			$ 6,391,240
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)		210	$ 214,180
6.25%, 3/15/33(1)		160	163,476
CTEC II GmbH, 5.25%, 2/15/30(10)	EUR	240	238,718
			$ 616,374
Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		690	$ 680,836
			$ 680,836
Oil and Gas — 1.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)		656	$ 659,371
Civitas Resources, Inc., 8.625%, 11/1/30(1)		810	781,527
Matador Resources Co., 6.50%, 4/15/32(1)		545	525,621
Parkland Corp.:
4.50%, 10/1/29(1)		480	453,112
4.625%, 5/1/30(1)		292	275,173
Permian Resources Operating LLC:
5.875%, 7/1/29(1)		701	685,281
6.25%, 2/1/33(1)		375	367,048
7.00%, 1/15/32(1)		418	421,227
Precision Drilling Corp., 7.125%, 1/15/26(1)		358	357,095
SM Energy Co., 7.00%, 8/1/32(1)		580	535,278
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)		307	305,143
Transocean, Inc., 8.75%, 2/15/30(1)		174	169,829
Vital Energy, Inc.:
7.875%, 4/15/32(1)		379	294,814
9.75%, 10/15/30		466	395,405
			$ 6,225,924
Security	Principal Amount* (000's omitted)		Value
Packaging & Containers — 1.1%
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)		555	$ 567,941
8.75%, 4/15/30(1)		826	851,815
Fedrigoni SpA, 6.355%, (3 mo. EURIBOR + 4.00%), 1/15/30(2)(10)	EUR	965	1,077,906
Fiber Midco SpA, 10.00% PIK, 6/15/29(1)	EUR	950	991,989
Kleopatra Finco SARL, 4.25%, 3/1/26(10)	EUR	600	614,828
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		511	508,086
Trivium Packaging Finance BV:
6.272%, (3 mo. EURIBOR + 3.75%), 8/15/26(2)(10)	EUR	740	832,546
8.50%, 8/15/27(1)		266	263,269
			$ 5,708,380
Pharmaceuticals — 1.3%
1261229 BC Ltd., 10.00%, 4/15/32(1)		1,001	$ 980,814
Bayer AG, 5.375% to 6/25/30, 3/25/82(10)(14)	EUR	400	446,343
Grifols SA, 7.50%, 5/1/30(10)	EUR	743	886,613
Nidda Healthcare Holding GmbH, 5.625%, 2/21/30(1)	EUR	1,102	1,264,247
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(1)(11)		373	370,346
Rossini SARL, 6.75%, 12/31/29(10)	EUR	855	1,009,975
Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/31	EUR	280	376,490
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46		1,506	1,065,444
			$ 6,400,272
Pipelines — 1.0%
DT Midstream, Inc., 4.125%, 6/15/29(1)		599	$ 562,904
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)		649	661,334
ITT Holdings LLC, 6.50%, 8/1/29(1)		42	38,405
Kinetik Holdings LP, 5.875%, 6/15/30(1)		679	664,113
Plains All American Pipeline LP, Series B, 8.695%, (3 mo. SOFR + 4.372%)(2)(13)		926	915,650
Venture Global LNG, Inc.:
7.00%, 1/15/30(1)		320	301,701
8.125%, 6/1/28(1)		609	605,299
8.375%, 6/1/31(1)		268	258,696
9.00% to 9/30/29(1)(13)(14)		982	844,967
9.875%, 2/1/32(1)		178	180,846
			$ 5,033,915

9
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Publishing — 0.3%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		326	$ 319,688
7.375%, 9/1/31(1)		290	296,622
8.00%, 8/1/29(1)		806	799,388
			$ 1,415,698
Radio and Television — 0.3%
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)		1,025	$ 851,544
7.875%, 4/1/30(1)		448	448,651
			$ 1,300,195
Real Estate Investment Trusts (REITs) — 1.5%
AccorInvest Group SA, 6.375%, 10/15/29(10)	EUR	1,050	$ 1,239,039
Adler Financing SARL, 8.25% PIK, 12/31/28	EUR	708	824,425
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(10)	EUR	1,200	1,495,600
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		952	927,032
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		644	647,603
8.875%, 9/1/31(1)		594	636,063
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		1,285	1,350,566
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(1)		199	195,635
Shimao Group Holdings Ltd., 5.60%, 7/15/26(10)(15)		1,250	70,325
			$ 7,386,288
Retail — 2.0%
B&M European Value Retail SA, 8.125%, 11/15/30(10)	GBP	400	$ 557,794
Bertrand Franchise Finance SAS:
5.986%, (3 mo. EURIBOR + 3.75%), 7/18/30(1)(2)	EUR	700	792,549
6.50%, 7/18/30(1)	EUR	380	448,456
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(10)	GBP	860	1,173,425
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		969	1,006,124
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)		558	576,802
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		793	689,832
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(1)		259	228,840
8.75%, 1/15/32(1)		278	222,924
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)		575	547,175
6.375%, 1/15/30(1)		185	187,237
Security	Principal Amount* (000's omitted)		Value
Retail (continued)
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		775	$ 733,525
8.25%, 8/1/31(1)		92	96,316
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)		962	1,020,686
Waga Bondco Ltd., 8.50%, 6/15/30(10)	GBP	1,130	1,475,023
			$ 9,756,708
Retailers (Except Food and Drug) — 0.3%
Bath & Body Works, Inc.:
6.875%, 11/1/35		410	$ 410,807
6.95%, 3/1/33		282	279,650
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		737	688,947
			$ 1,379,404
Software — 0.7%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		592	$ 538,938
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		344	344,450
9.00%, 9/30/29(1)		761	767,491
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)		702	703,064
TeamSystem SpA, 5.779%, (3 mo. EURIBOR + 3.50%), 7/31/31(1)(2)	EUR	1,029	1,164,660
			$ 3,518,603
Steel — 0.4%
Allegheny Ludlum LLC, 6.95%, 12/15/25		401	$ 404,451
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)		565	531,546
7.50%, 9/15/31(1)		435	421,345
TMS International Corp., 6.25%, 4/15/29(1)		878	813,619
			$ 2,170,961
Technology — 0.5%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		2,656	$ 2,541,291
			$ 2,541,291
Telecommunications — 2.0%
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)		305	$ 306,266
EchoStar Corp., 10.75%, 11/30/29		647	684,615
Fibercop SpA:
6.875%, 2/15/28(10)	EUR	176	213,887
7.75%, 1/24/33	EUR	735	980,442

10
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Iliad Holding SASU:
5.375%, 4/15/30(10)	EUR	565	$ 655,660
7.00%, 10/15/28(1)		362	366,734
8.50%, 4/15/31(1)		285	300,925
Lorca Telecom Bondco SA, 4.00%, 9/18/27(10)	EUR	500	567,133
Odido Group Holding BV, 5.50%, 1/15/30(10)	EUR	600	675,691
Sable International Finance Ltd., 7.125%, 10/15/32(1)		262	257,833
Stagwell Global LLC, 5.625%, 8/15/29(1)		1,038	980,763
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(10)	EUR	462	523,322
Telefonica Europe BV, 7.125% to 8/23/28(10)(13)(14)	EUR	800	1,002,573
Vmed O2 U.K. Financing I PLC, 4.00%, 1/31/29(10)	GBP	840	1,031,775
Zegona Finance PLC:
6.75%, 7/15/29(10)	EUR	350	419,841
8.625%, 7/15/29(1)		1,165	1,242,280
			$ 10,209,740
Transportation — 0.8%
Edge Finco PLC, 8.125%, 8/15/31(10)	GBP	1,394	$ 1,889,599
Seaspan Corp., 5.50%, 8/1/29(1)		923	843,454
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)		337	342,478
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		665	664,201
			$ 3,739,732
Utilities — 1.2%
Calpine Corp.:
5.00%, 2/1/31(1)		615	$ 592,055
5.125%, 3/15/28(1)		450	446,123
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)		411	360,519
NRG Energy, Inc.:
3.625%, 2/15/31(1)		563	506,423
3.875%, 2/15/32(1)		118	105,627
6.00%, 2/1/33(1)		505	500,094
6.25%, 11/1/34(1)		335	334,742
10.25% to 3/15/28(1)(13)(14)		635	696,272
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)		460	433,997
5.00%, 1/31/28(1)		450	438,703
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)		193	185,824
Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
Vistra Operations Co. LLC: (continued)
6.875%, 4/15/32(1)	1,103	$ 1,143,363
		$ 5,743,742
Total Corporate Bonds (identified cost $238,965,863)		$241,084,080

Preferred Stocks — 0.2%
Security	Shares	Value
Distribution & Wholesale — 0.2%
WESCO International, Inc., Series A, 10.625% to 6/22/25(14)	44,228	$ 1,124,718
		$ 1,124,718
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(7)	2,137	$ 51,822
Series G1(7)	1,477	32,494
		$ 84,316
Total Preferred Stocks (identified cost $1,311,658)		$ 1,209,034

Senior Floating-Rate Loans — 29.6%(16)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.4%
TransDigm, Inc., Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 2/28/31	1,872	$ 1,856,051
		$ 1,856,051
Airlines — 0.2%
American Airlines, Inc., Term Loan, 6.52%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	975	$ 956,499
		$ 956,499
Apparel & Luxury Goods — 0.3%
Champ Acquisition Corp., Term Loan, 8.799%, (3 mo. USD Term SOFR + 4.50%), 11/25/31	298	$ 298,995

11
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Gloves Buyer, Inc., Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 12/29/27		712	$ 682,194
Hanesbrands, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		744	739,156
			$ 1,720,345
Auto Components — 1.1%
Adient U.S. LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		990	$ 970,408
Autokiniton U.S. Holdings, Inc., Term Loan, 8.436%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		572	563,638
Clarios Global LP:
Term Loan, 5.151%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,505	1,675,257
Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		1,161	1,141,079
DexKo Global, Inc.:
Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		509	471,502
Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 10/4/28		148	137,571
LTI Holdings, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 7/19/29		398	380,629
			$ 5,340,084
Automobiles — 0.4%
Bombardier Recreational Products, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/22/31		870	$ 841,341
MajorDrive Holdings IV LLC, Term Loan, 8.561%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		980	913,424
			$ 1,754,765
Beverages — 0.1%
Arterra Wines Canada, Inc., Term Loan, 8.061%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		396	$ 388,782
			$ 388,782
Biotechnology — 0.1%
Alltech, Inc., Term Loan, 8.686%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		723	$ 714,652
			$ 714,652
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan, 7/1/31(17)		700	$ 698,033
			$ 698,033
Borrower/Description	Principal Amount* (000's omitted)	Value
Building Products — 0.4%
Cornerstone Building Brands, Inc., Term Loan, 5/15/31(17)	491	$ 406,745
MI Windows & Doors LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/28/31	744	734,266
Oscar AcquisitionCo LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 4/29/29	733	703,020
		$ 1,844,031
Capital Markets — 0.9%
Citco Funding LLC, Term Loan, 6.934%, (6 mo. USD Term SOFR + 2.75%), 4/27/28	1,207	$ 1,209,854
Focus Financial Partners LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/15/31	662	655,337
Fortress Intermediate 3, Inc., Term Loan, 8.072%, (1 mo. USD Term SOFR + 3.75%), 6/27/31	1,547	1,518,215
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/21/31	398	395,017
Mariner Wealth Advisors LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 8/18/28	859	858,060
		$ 4,636,483
Chemicals — 1.3%
Aruba Investments Holdings LLC, Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 11/24/27	589	$ 577,898
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.049%, (3 mo. USD Term SOFR + 1.75%), 12/20/29	783	783,870
Discovery Purchaser Corp., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	399	396,907
Groupe Solmax, Inc., Term Loan, 9.186% - 9.311%, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 5/29/28	483	402,077
INEOS U.S. Finance LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	733	687,516
Lonza Group AG, Term Loan, 8.324%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	491	450,782
Momentive Performance Materials, Inc., Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 3/29/28	505	497,514
Olympus Water U.S. Holding Corp., Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	897	888,124
SCUR-Alpha 1503 GmbH, Term Loan, 9.78%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	299	268,885

12
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Tronox Finance LLC, Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 4/4/29	998	$ 942,014
W.R. Grace & Co.-Conn., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 9/22/28	759	747,302
		$ 6,642,889
Commercial Services & Supplies — 1.3%
Albion Financing 3 SARL, Term Loan, 7.302%, (3 mo. USD Term SOFR + 3.00%), 8/16/29	588	$ 588,616
Allied Universal Holdco LLC, Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 5/12/28	1,115	1,114,881
Covanta Holding Corp.:
Term Loan, 6.821%, (1 mo. USD Term SOFR + 2.50%), 11/30/28	52	51,807
Term Loan, 6.821%, (1 mo. USD Term SOFR + 2.50%), 11/30/28	943	940,965
EnergySolutions LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	656	654,222
Foundever Worldwide Corp., Term Loan, 8.178%, (3 mo. USD Term SOFR + 3.75%), 8/28/28	980	555,311
Garda World Security Corp., Term Loan, 7.292%, (1 mo. USD Term SOFR + 3.00%), 2/1/29	1,037	1,029,590
Heritage-Crystal Clean, Inc., Term Loan, 8.303%, (3 mo. USD Term SOFR + 4.00%), 10/17/30	397	396,737
Signal Parent, Inc., Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	716	558,067
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 10/24/31	500	501,457
		$ 6,391,653
Construction Materials — 0.2%
Quikrete Holdings, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 3/19/29	767	$ 756,829
		$ 756,829
Consumer Finance — 0.1%
CPI Holdco B LLC, Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	423	$ 420,723
		$ 420,723
Containers & Packaging — 0.3%
Altium Packaging LLC, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 6/11/31	744	$ 728,557
Clydesdale Acquisition Holdings, Inc.:
Term Loan, 7.497%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	612	608,052
Term Loan, 4/1/32(17)	295	292,820
Borrower/Description	Principal Amount* (000's omitted)	Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.: (continued)
Term Loan, 4/1/32(17)	5	$ 5,119
		$ 1,634,548
Diversified Consumer Services — 0.5%
Belron Finance 2019 LLC, Term Loan, 7.052%, (3 mo. USD Term SOFR + 2.75%), 10/16/31	995	$ 993,896
Fugue Finance BV, Term Loan, 7.496%, (6 mo. USD Term SOFR + 3.25%), 1/9/32	744	744,440
KUEHG Corp., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 6/12/30	602	600,729
		$ 2,339,065
Diversified Telecommunication Services — 0.4%
Altice France SA, Term Loan, 10.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/14/26	497	$ 436,905
Level 3 Financing, Inc., Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 3/27/32	500	499,688
Lumen Technologies, Inc.:
Term Loan, 6.786%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	782	747,218
Term Loan, 4/16/29(17)	305	292,458
		$ 1,976,269
Electric Utilities — 0.1%
Alpha Generation LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/30/31	299	$ 298,900
Kohler Energy Co. LLC, Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 5/1/31	365	358,154
		$ 657,054
Electrical Equipment — 0.2%
Dynamo Newco II GmbH, Term Loan, 10/1/31(17)	500	$ 498,750
WEC U.S. Holdings Ltd., Term Loan, 6.574%, (1 mo. USD Term SOFR + 2.25%), 1/27/31	744	737,729
		$ 1,236,479
Electronic Equipment, Instruments & Components — 0.8%
Chamberlain Group, Inc., Term Loan, 7.672%, (1 mo. USD Term SOFR + 3.25%), 11/3/28	736	$ 728,076
Creation Technologies, Inc., Term Loan, 10.046%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	388	371,400
Ingram Micro, Inc., Term Loan, 7.053%, (3 mo. USD Term SOFR + 2.75%), 9/22/31	506	506,812
Range Red Operating, Inc.:
Term Loan, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	355	341,503

13
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Electronic Equipment, Instruments & Components (continued)
Range Red Operating, Inc.: (continued)
Term Loan - Second Lien, 12.419%, (1 mo. USD Term SOFR + 8.00%), 10/1/29	1,487	$ 1,432,557
Verifone Systems, Inc., Term Loan, 10.211%, (3 mo. USD Term SOFR + 5.50%), 8/18/28	679	605,635
		$ 3,985,983
Energy Equipment & Services — 0.1%
New Generation Gas Gathering LLC, Term Loan, 10.03%, (3 mo. USD Term SOFR + 5.75%), 9/30/29	601	$ 588,344
		$ 588,344
Engineering & Construction — 0.2%
Artera Services LLC, Term Loan, 8.799%, (3 mo. USD Term SOFR + 4.50%), 2/15/31	298	$ 285,341
Azuria Water Solutions, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	297	295,026
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/8/30	496	497,181
		$ 1,077,548
Entertainment — 0.6%
EOC Borrower LLC, Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 3/24/32	1,500	$ 1,485,622
Playtika Holding Corp., Term Loan, 7.186%, (1 mo. USD Term SOFR + 2.75%), 3/13/28	838	820,467
Varsity Brands, Inc., Term Loan, 7.819%, (3 mo. USD Term SOFR + 3.50%), 8/26/31	700	689,721
		$ 2,995,810
Financial Services — 0.2%
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.569%, (1 mo. USD Term SOFR + 4.25%), 12/2/31	400	$ 386,000
Synechron, Inc., Term Loan, 8.03%, (3 mo. USD Term SOFR + 3.75%), 10/3/31	600	594,000
		$ 980,000
Food Products — 0.4%
Del Monte Foods, Inc.:
Term Loan, 12.409%, (3 mo. USD Term SOFR + 8.15%), 11/2/28	211	$ 203,062
Term Loan, 12.469%, (3 mo. USD Term SOFR + 8.15%), 8/2/28	236	226,716
Term Loan - Second Lien, 8.699% - 8.719%, (3 mo. USD Term SOFR + 4.40%), 8/2/28	491	300,236
Borrower/Description	Principal Amount* (000's omitted)	Value
Food Products (continued)
Nomad Foods U.S. LLC, Term Loan, 6.535%, (6 mo. USD Term SOFR + 2.50%), 11/12/29	1,195	$ 1,194,597
		$ 1,924,611
Health Care Equipment & Supplies — 0.4%
Bayou Intermediate II LLC, Term Loan, 9.041%, (3 mo. USD Term SOFR + 4.50%), 8/2/28	494	$ 494,357
Journey Personal Care Corp., Term Loan, 8.049%, (3 mo. USD Term SOFR + 3.75%), 3/1/28	697	693,436
Medline Borrower LP, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/23/28	620	616,935
		$ 1,804,728
Health Care Providers & Services — 1.7%
CCRR Parent, Inc., Term Loan, 8.825%, (3 mo. USD Term SOFR + 4.25%), 3/6/28	982	$ 399,385
CHG Healthcare Services, Inc., Term Loan, 7.299% - 7.313%, (3 mo. USD Term SOFR + 3.00%), 9/29/28	413	412,154
Ensemble RCM LLC, Term Loan, 7.28%, (3 mo. USD Term SOFR + 3.00%), 8/1/29	496	496,444
MED ParentCo LP, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 4/15/31	499	498,572
Medical Solutions Holdings, Inc., Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 11/1/28	971	593,300
National Mentor Holdings, Inc.:
Term Loan, 3/2/28(17)	389	371,812
Term Loan, 3/2/28(17)	11	10,772
Pacific Dental Services LLC, Term Loan, 7.07% - 7.078%, (1 mo. USD Term SOFR + 2.75%), 3/15/31	595	590,335
Pluto Acquisition I, Inc.:
Term Loan, 9.803%, (3 mo. USD Term SOFR + 5.50%), 6/20/28	234	234,603
Term Loan - Second Lien, 8.302%, (3 mo. USD Term SOFR + 4.00%), 9/20/28	308	267,564
Radnet Management, Inc., Term Loan, 6.568%, (3 mo. USD Term SOFR + 2.25%), 4/18/31	993	991,259
Raven Acquisition Holdings LLC:
Term Loan, 3.25%, 11/19/31(18)	35	34,678
Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 11/19/31	490	485,494
Select Medical Corp., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	324	324,087
Surgery Center Holdings, Inc., Term Loan, 7.07%, (1 mo. USD Term SOFR + 2.75%), 12/19/30	990	988,456

14
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Team Health Holdings, Inc., Term Loan, 9.53%, (3 mo. USD Term SOFR + 5.25%), 3/2/27	1,300	$ 1,268,492
U.S. Anesthesia Partners, Inc., Term Loan, 8.688%, (1 mo. USD Term SOFR + 4.25%), 10/1/28	499	494,250
		$ 8,461,657
Health Care Technology — 0.5%
athenahealth Group, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/15/29	869	$ 863,363
Cotiviti Corp., Term Loan, 7.074%, (1 mo. USD Term SOFR + 2.75%), 5/1/31	746	732,724
Symplr Software, Inc., Term Loan, 8.88%, (3 mo. USD Term SOFR + 4.50%), 12/22/27	491	427,691
Waystar Technologies, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/22/29	347	346,583
		$ 2,370,361
Hotels, Restaurants & Leisure — 1.8%
Caesars Entertainment, Inc., Term Loan, 6.563%, (3 mo. USD Term SOFR + 2.25%), 2/6/31	792	$ 781,110
ClubCorp Holdings, Inc., Term Loan, 9.561%, (3 mo. USD Term SOFR + 5.00%), 9/18/26	618	619,597
Fertitta Entertainment LLC, Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 1/27/29	841	821,322
Flutter Financing BV, Term Loan, 6.049%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	929	917,550
GVC Holdings (Gibraltar) Ltd., Term Loan, 7.053%, (3 mo. USD Term SOFR + 2.75%), 10/31/29	499	499,158
IRB Holding Corp., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	1,948	1,935,669
Ontario Gaming GTA LP, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	396	384,209
Playa Resorts Holding BV, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/5/29	737	736,854
Scientific Games Holdings LP, Term Loan, 7.285%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	748	742,509
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	980	970,218
Spectacle Gary Holdings LLC, Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 12/11/28	716	708,950
		$ 9,117,146
Household Durables — 0.3%
ACProducts, Inc., Term Loan, 8.811%, (3 mo. USD Term SOFR + 4.25%), 5/17/28	1,027	$ 698,767
Borrower/Description	Principal Amount* (000's omitted)	Value
Household Durables (continued)
Madison Safety & Flow LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 9/26/31	373	$ 370,793
PHRG Intermediate LLC, Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	325	303,063
		$ 1,372,623
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	697	$ 564,436
		$ 564,436
Insurance — 0.9%
Alliant Holdings Intermediate LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 9/19/31	405	$ 402,507
AmWINS Group, Inc., Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	959	955,751
AssuredPartners, Inc., Term Loan, 7.822%, (1 mo. USD Term SOFR + 3.50%), 2/14/31	746	747,127
Ryan Specialty Group LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 9/15/31	698	696,724
Truist Insurance Holdings LLC:
Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 5/6/31	345	341,455
Term Loan - Second Lien, 9.049%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	439	439,309
USI, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,165	1,158,847
		$ 4,741,720
Interactive Media & Services — 0.2%
Aragorn Parent Corp., Term Loan, 8.57%, (1 mo. USD Term SOFR + 4.25%), 12/15/28	820	$ 822,727
		$ 822,727
IT Services — 1.1%
Asurion LLC:
Term Loan, 8.572%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	995	$ 953,802
Term Loan - Second Lien, 9.686%, (1 mo. USD Term SOFR + 5.25%), 1/31/28	1,000	937,320
Endure Digital, Inc., Term Loan, 7.94%, (1 mo. USD Term SOFR + 3.50%), 2/10/28	975	706,645
Gainwell Acquisition Corp., Term Loan, 8.399%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	1,059	987,961
Go Daddy Operating Co. LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 5/30/31	159	158,296
Informatica LLC, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	778	777,923

15
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
IT Services (continued)
NAB Holdings LLC, Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 11/24/28	982	$ 974,391
Rackspace Finance LLC:
Term Loan, 10.685%, (1 mo. USD Term SOFR + 6.25%), 5/15/28	70	69,501
Term Loan - Second Lien, 7.185%, (1 mo. USD Term SOFR + 2.75%), 5/15/28	350	144,409
		$ 5,710,248
Leisure Products — 0.5%
GSM Holdings, Inc., Term Loan, 9.299%, (3 mo. USD Term SOFR + 5.00%), 9/30/31	299	$ 272,381
Hayward Industries, Inc., Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 5/30/28	995	992,554
Peloton Interactive, Inc., Term Loan, 9.813%, (3 mo. USD Term SOFR + 5.50%), 5/23/29	898	899,897
Recess Holdings, Inc., Term Loan, 8.025%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	495	491,376
		$ 2,656,208
Machinery — 2.0%
AI Aqua Merger Sub, Inc., Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 7/31/28	1,036	$ 1,025,690
American Trailer World Corp., Term Loan, 3/3/28(17)	200	158,000
Apex Tool Group LLC:
Term Loan, 14.422%, (1 mo. USD Term SOFR + 10.00%), 11.922% cash, 2.50% PIK, 2/8/30	491	409,905
Term Loan - Second Lien, 9.672%, (1 mo. USD Term SOFR + 5.25%), 2/8/29	210	183,113
Barnes Group, Inc., Term Loan, 7.32%, (1 mo. USD Term SOFR + 3.00%), 1/27/32	600	592,050
Clark Equipment Co., Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 4/20/29	525	524,438
Conair Holdings LLC, Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	783	414,734
CPM Holdings, Inc., Term Loan, 8.824%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	494	479,142
Crown Equipment Corp., Term Loan, 6.542%, (1 mo. USD Term SOFR + 2.25%), 10/10/31	748	745,320
EMRLD Borrower LP, Term Loan, 6.933%, (6 mo. USD Term SOFR + 2.50%), 5/31/30	1	1,000
Engineered Machinery Holdings, Inc., Term Loan, 8.311%, (3 mo. USD Term SOFR + 3.75%), 5/19/28	817	816,492
Filtration Group Corp., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 10/21/28	536	536,387
Gates Global LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	647	642,355
Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
Madison IAQ LLC, Term Loan, 6.762%, (6 mo. USD Term SOFR + 2.50%), 6/21/28	666	$ 661,229
Roper Industrial Products Investment Co. LLC, Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 11/22/29	689	684,140
SPX Flow, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 4/5/29	760	758,106
TK Elevator Midco GmbH, Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30	1,398	1,394,287
		$ 10,026,388
Media — 0.1%
CMG Media Corp., Term Loan, 7.899%, (3 mo. USD Term SOFR + 3.50%), 6/18/29	454	$ 429,783
		$ 429,783
Metals/Mining — 0.3%
Arsenal AIC Parent LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	564	$ 557,563
PMHC II, Inc., Term Loan, 8.642%, (3 mo. USD Term SOFR + 4.25%), 4/23/29	784	704,594
WireCo WorldGroup, Inc., Term Loan, 8.022%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	249	229,419
		$ 1,491,576
Oil, Gas & Consumable Fuels — 0.6%
Freeport LNG Investments LLLP, Term Loan, 7.522%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	475	$ 469,159
GIP Pilot Acquisition Partners LP, Term Loan, 6.277%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	901	897,714
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.573%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	735	729,291
Thunder Generation Funding LLC, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 10/3/31	348	347,863
UGI Energy Services LLC, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	338	338,167
		$ 2,782,194
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 2/14/31	594	$ 567,549
		$ 567,549
Pharmaceuticals — 0.4%
Bausch Health Co., Inc., Term Loan, 10.542%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	1,405	$ 1,328,898

16
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Pharmaceuticals (continued)
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	348	$ 338,238
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (1 mo. USD Term SOFR + 9.50%), 11/14/28	237	246,346
		$ 1,913,482
Pipelines — 0.1%
M6 ETX Holdings II Midco LLC, Term Loan, 7.324%, (1 mo. USD Term SOFR + 3.00%), 4/1/32	445	$ 443,053
		$ 443,053
Professional Services — 1.3%
AlixPartners LLP, Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	1,087	$ 1,087,182
Camelot U.S. Acquisition LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	930	919,423
Employbridge Holding Co.:
Term Loan, 3.25%, 1/19/30(18)	139	117,009
Term Loan, 9.799%, (3 mo. USD Term SOFR + 5.50%), 1/19/30	332	279,432
Term Loan - Second Lien, 9.311%, (3 mo. USD Term SOFR + 4.75%), 1/19/30	743	276,709
First Advantage Holdings LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 10/31/31	1,009	1,003,407
Grant Thornton Advisors LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 6/2/31	498	494,394
Neptune Bidco U.S., Inc., Term Loan, 9.33%, (3 mo. USD Term SOFR + 5.00%), 4/11/29	784	694,063
Tempo Acquisition LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 8/31/28	694	689,903
Teneo Holdings LLC, Term Loan, 9.072%, (1 mo. USD Term SOFR + 4.75%), 3/13/31	446	447,545
Trans Union LLC, Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	602	599,367
		$ 6,608,434
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 1/31/30	510	$ 508,811
Greystar Real Estate Partners LLC, Term Loan, 7.033%, (3 mo. USD Term SOFR + 2.75%), 8/21/30	1,084	1,079,512
		$ 1,588,323
Borrower/Description	Principal Amount* (000's omitted)	Value
Road & Rail — 0.3%
First Student Bidco, Inc.:
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 7/21/28	358	$ 356,964
Term Loan, 6.799%, (3 mo. USD Term SOFR + 2.50%), 7/21/28	109	109,180
Hertz Corp.:
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	612	476,315
Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	120	93,265
Kenan Advantage Group, Inc., Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	398	391,528
		$ 1,427,252
Semiconductors & Semiconductor Equipment — 0.1%
MKS Instruments, Inc., Term Loan, 6.323%, (1 mo. USD Term SOFR + 2.00%), 8/17/29	539	$ 536,900
		$ 536,900
Software — 3.7%
Applied Systems, Inc., Term Loan, 7.049%, (3 mo. USD Term SOFR + 2.75%), 2/24/31	760	$ 759,449
Astra Acquisition Corp.:
Term Loan, 0.00%, 10/25/28(15)	615	12,307
Term Loan, 11.049%, (3 mo. USD Term SOFR + 6.75%), 2/25/28	439	254,706
Boost Newco Borrower LLC, Term Loan, 6.299%, (3 mo. USD Term SOFR + 2.00%), 1/31/31	848	847,167
Boxer Parent Co., Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 7/30/31	535	525,605
Central Parent, Inc., Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 7/6/29	1,136	951,696
Cloud Software Group, Inc., Term Loan, 7.799%, (3 mo. USD Term SOFR + 3.50%), 3/29/29	1,176	1,163,168
Cloudera, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	794	783,693
Clover Holdings 2 LLC, Term Loan, 8.295%, (3 mo. USD Term SOFR + 4.00%), 12/9/31	600	600,000
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(19)	54	53,087
Cornerstone OnDemand, Inc., Term Loan, 8.186%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	348	309,903
Drake Software LLC, Term Loan, 8.549%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	721	696,102
Ellucian Holdings, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 10/9/29	1,177	1,174,324
Epicor Software Corp., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	1,285	1,280,313

17
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
GoTo Group, Inc.:
Term Loan, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28	428	$ 389,138
Term Loan - Second Lien, 9.179%, (1 mo. USD Term SOFR + 4.75%), 4/28/28	260	107,251
Marcel LUX IV SARL, Term Loan, 7.83%, (1 mo. USD Term SOFR + 3.50%), 11/12/30	720	721,223
McAfee LLC, Term Loan, 7.319%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	978	921,587
Open Text Corp., Term Loan, 6.072%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	536	534,640
Polaris Newco LLC, Term Loan, 8.291%, (3 mo. USD Term SOFR + 3.75%), 6/2/28	712	687,891
Quest Software U.S. Holdings, Inc., Term Loan, 8.68%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	491	304,520
RealPage, Inc., Term Loan, 7.561%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	454	450,382
Redstone Holdco 2 LP, Term Loan, 9.291%, (3 mo. USD Term SOFR + 4.75%), 4/27/28	610	373,402
Riverbed Technology, Inc., Term Loan, 8.799%, (3 mo. USD Term SOFR + 4.50%), 6.799% cash, 2.00% PIK, 7/1/28	114	62,746
Sabre GLBL, Inc.:
Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 6/30/28	87	82,053
Term Loan, 10.422%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	487	460,467
Skillsoft Corp., Term Loan, 9.685%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	388	335,301
SolarWinds Holdings, Inc., Term Loan, 8.261%, (3 mo. USD Term SOFR + 4.00%), 4/16/32	675	653,275
UKG, Inc., Term Loan, 7.32%, (1 mo. USD Term SOFR + 3.00%), 2/10/31	1,639	1,634,866
Veritas U.S., Inc., Term Loan, 16.799%, (3 mo. USD Term SOFR + 12.50%), 12/9/29	165	162,897
Vision Solutions, Inc., Term Loan, 8.541%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	1,202	1,120,876
		$ 18,414,035
Specialty Retail — 0.8%
Great Outdoors Group LLC, Term Loan, 7.572%, (1 mo. USD Term SOFR + 3.25%), 1/23/32	702	$ 687,695
Harbor Freight Tools USA, Inc., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 6/11/31	844	787,541
Les Schwab Tire Centers, Term Loan, 6.813% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	391	388,644
Mavis Tire Express Services Corp., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	395	390,705
Borrower/Description	Principal Amount* (000's omitted)	Value
Specialty Retail (continued)
Petco Health & Wellness Co., Inc., Term Loan, 7.811%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	674	$ 590,036
PetSmart, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 2/11/28	685	677,113
Speedster Bidco GmbH, Term Loan, 7.549%, (3 mo. USD Term SOFR + 3.25%), 12/10/31	600	597,000
		$ 4,118,734
Trading Companies & Distributors — 0.8%
CD&R Hydra Buyer, Inc., Term Loan, 8.422%, (1 mo. USD Term SOFR + 4.00%), 3/25/31	495	$ 478,502
Core & Main LP, Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 7/27/28	438	438,212
Foundation Building Materials Holding Co. LLC, Term Loan, 8.28% - 8.322%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 1/29/31	298	275,946
Kodiak Building Partners, Inc., Term Loan, 8.035% - 8.039%, (3 mo. USD Term SOFR + 3.75%), 12/4/31	175	168,702
Park River Holdings, Inc., Term Loan, 7.80%, (3 mo. USD Term SOFR + 3.25%), 12/28/27	1,038	981,089
Spin Holdco, Inc., Term Loan, 8.562%, (3 mo. USD Term SOFR + 4.00%), 3/4/28	1,023	841,191
White Cap Buyer LLC, Term Loan, 7.575%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	710	693,782
		$ 3,877,424
Transportation Infrastructure — 0.3%
Brown Group Holding LLC, Term Loan, 6.78% - 6.822%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31	744	$ 737,786
KKR Apple Bidco LLC, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	742	734,994
		$ 1,472,780
Wireless Telecommunication Services — 0.2%
CCI Buyer, Inc., Term Loan, 8.299%, (3 mo. USD Term SOFR + 4.00%), 12/17/27	785	$ 785,981
		$ 785,981
Total Senior Floating-Rate Loans (identified cost $153,645,492)		$147,623,272

18
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%†
Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(6)(7)	$565,000	$ 0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(6)(7)	$333,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(6)(7)	$400,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(6)(7)	459,000	0
		$ 0
Surface Transport — 0.0%†
Hertz Corp., Escrow Certificates(7)	$105,000	$ 20,081
		$ 20,081
Total Miscellaneous (identified cost $0)		$ 20,081

Short-Term Investments — 2.2%
Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(20)	10,461,840	$ 10,461,840
Total Affiliated Fund (identified cost $10,461,840)		$ 10,461,840

U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/15/25(21)	$612	$ 606,669
Total U.S. Treasury Obligations (identified cost $606,670)		$ 606,669
Total Short-Term Investments (identified cost $11,068,510)		$ 11,068,509
Total Investments — 98.1% (identified cost $493,501,494)		$489,785,012
Less Unfunded Loan Commitments — (0.0)%†		$ (174,090)
Net Investments — 98.1% (identified cost $493,327,404)		$489,610,922
Other Assets, Less Liabilities — 1.9%		$ 9,414,923
Net Assets — 100.0%		$499,025,845
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $253,381,605 or 50.8% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at April 30, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2025.
(5)	The issuer is in default on the payment of principal but continues to pay interest.
(6)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(7)	Non-income producing security.
(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(9)	Restricted security.

19
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $57,160,011 or 11.5% of the Fund's net assets.
(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(12)	When-issued security.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	This Senior Loan will settle after April 30, 2025, at which time the interest rate will be determined.
(18)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2025, the total value of unfunded loan commitments is $151,687. See Note 1G for description.
(19)	Fixed-rate loan.
(20)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of April 30, 2025.
(21)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	198,937	EUR	183,388	Bank of America, N.A.	6/30/25	$ —	$ (9,535)
USD	181,230	EUR	167,000	State Street Bank and Trust Company	6/30/25	—	(8,612)
USD	181,191	EUR	167,000	State Street Bank and Trust Company	6/30/25	—	(8,651)
USD	18,168,442	EUR	15,857,252	Bank of America, N.A.	7/31/25	106,879	—
USD	2,337,208	EUR	2,039,255	Bank of America, N.A.	7/31/25	14,477	—
USD	487,770	EUR	425,000	Societe Generale	7/31/25	3,690	—
USD	20,378,956	EUR	17,790,920	State Street Bank and Trust Company	7/31/25	114,927	—
USD	18,168,570	EUR	15,857,252	State Street Bank and Trust Company	7/31/25	107,007	—
USD	15,336,407	GBP	11,433,198	Citibank, N.A.	7/31/25	94,272	—
USD	231,496	GBP	172,676	State Street Bank and Trust Company	7/31/25	1,293	—
						$442,545	$(26,798)
20
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(36)	Short	6/18/25	$(4,198,500)	$(23,952)
					$(23,952)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Single Family Rental	Goldman Sachs International	$784	7.85% (pays annually)	8.29%	3/18/28	$812	$1,446	$2,258
Total		$784				$812	$1,446	$2,258
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $784,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
21
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $482,865,564)	$479,149,082
Affiliated investments, at value (identified cost $10,461,840)	10,461,840
Deposits for derivatives collateral:
Futures contracts	203,807
OTC derivatives - forward foreign currency exchange contracts	6,340,000
Foreign currency, at value (identified cost $616,100)	643,690
Interest receivable	5,235,598
Dividends receivable from affiliated investments	42,097
Receivable for investments sold	3,159,234
Receivable for Fund shares sold	582,973
Receivable for variation margin on open futures contracts	15,743
Receivable for open forward foreign currency exchange contracts	442,545
Receivable for open swap contracts	2,258
Tax reclaims receivable	29,310
Trustees' deferred compensation plan	57,720
Total assets	$506,365,897
Liabilities
Payable for investments purchased	$3,861,166
Payable for when-issued securities	2,128,734
Payable for Fund shares redeemed	373,352
Payable for open forward foreign currency exchange contracts	26,798
Upfront receipts on open OTC swap contracts	1,446
Distributions payable	100,655
Due to custodian	349,453
Payable to affiliates:
Investment adviser and administration fee	222,648
Distribution and service fees	9,279
Sub-transfer agency fee	3,369
Trustees' fees	2,820
Trustees' deferred compensation plan	57,720
Accrued expenses	202,612
Total liabilities	$7,340,052
Net Assets	$499,025,845
Sources of Net Assets
Paid-in capital	$746,764,716
Accumulated loss	(247,738,871)
Net Assets	$499,025,845
Class A Shares
Net Assets	$34,530,531
Shares Outstanding	3,548,521
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.73
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.06
Class C Shares
Net Assets	$2,697,123
Shares Outstanding	276,964
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.74
22
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2025
Class I Shares
Net Assets	$160,065,462
Shares Outstanding	16,406,330
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.76
Class R6 Shares
Net Assets	$301,732,729
Shares Outstanding	30,937,830
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.75
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
23
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $8,820)	$67,143
Dividend income from affiliated investments	289,073
Interest income	18,492,601
Other income	200,443
Total investment income	$19,049,260
Expenses
Investment adviser and administration fee	$1,388,107
Distribution and service fees:
Class A	45,170
Class C	13,802
Trustees’ fees and expenses	16,660
Custodian fee	144,716
Transfer and dividend disbursing agent fees	54,104
Legal and accounting services	79,158
Printing and postage	6,966
Registration fees	35,974
Miscellaneous	16,969
Total expenses	$1,801,626
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$9,648
Total expense reductions	$9,648
Net expenses	$1,791,978
Net investment income	$17,257,282
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(301,775)
Futures contracts	165,413
Swap contracts	21,264
Foreign currency transactions	(451,736)
Forward foreign currency exchange contracts	(2,474,297)
Net realized loss	$(3,041,131)
Change in unrealized appreciation (depreciation):
Investments	$(6,023,471)
Futures contracts	(111,421)
Swap contracts	285
Foreign currency	130,713
Forward foreign currency exchange contracts	655,186
Net change in unrealized appreciation (depreciation)	$(5,348,708)
Net realized and unrealized loss	$(8,389,839)
Net increase in net assets from operations	$8,867,443
24
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$17,257,282	$36,726,536
Net realized loss	(3,041,131)	(5,548,059)
Net change in unrealized appreciation (depreciation)	(5,348,708)	27,700,627
Net increase in net assets from operations	$8,867,443	$58,879,104
Distributions to shareholders:
Class A	$(1,236,564)	$(2,979,520)
Class C	(84,095)	(222,503)
Class I	(5,826,721)	(14,516,489)
Class R6	(10,762,225)	(21,117,665)
Total distributions to shareholders	$(17,909,605)	$(38,836,177)
Transactions in shares of beneficial interest:
Class A	$(3,024,744)	$(4,232,004)
Class C	(168,317)	(1,109,606)
Class I	(27,084,968)	1,814,765
Class R6	10,436,286	38,342,336
Net increase (decrease) in net assets from Fund share transactions	$(19,841,743)	$34,815,491
Net increase (decrease) in net assets	$(28,883,905)	$54,858,418
Net Assets
At beginning of period	$527,909,750	$473,051,332
At end of period	$499,025,845	$527,909,750
25
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.90	$9.50	$9.40	$10.68	$10.21	$10.76
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.69	$0.64	$0.47	$0.39	$0.42
Net realized and unrealized gain (loss)	(0.16)	0.44	0.11	(1.29)	0.49	(0.50)
Total income (loss) from operations	$0.16	$1.13	$0.75	$(0.82)	$0.88	$(0.08)
Less Distributions
From net investment income	$(0.33)	$(0.73)	$(0.65)	$(0.46)	$(0.41)	$(0.47)
Total distributions	$(0.33)	$(0.73)	$(0.65)	$(0.46)	$(0.41)	$(0.47)
Net asset value — End of period	$9.73	$9.90	$9.50	$9.40	$10.68	$10.21
Total Return(2)	1.67%(3)	12.23%	8.13%	(7.80)%	8.73%	(0.66)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,531	$38,182	$40,738	$44,921	$61,518	$63,023
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.96%(5)	0.96%	0.96%	0.97%	0.96%	1.00%
Net expenses	0.96%(5)(6)	0.95%(6)	0.95%(6)	0.97%(6)	0.96%	0.99%
Net investment income	6.59%(5)	7.03%	6.63%	4.66%	3.70%	4.13%
Portfolio Turnover	24%(3)	43%	54%	80%	76%	93%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and sub-adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
26
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.91	$9.51	$9.41	$10.69	$10.22	$10.77
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.62	$0.56	$0.35	$0.31	$0.36
Net realized and unrealized gain (loss)	(0.16)	0.44	0.12	(1.24)	0.49	(0.51)
Total income (loss) from operations	$0.13	$1.06	$0.68	$(0.89)	$0.80	$(0.15)
Less Distributions
From net investment income	$(0.30)	$(0.66)	$(0.58)	$(0.39)	$(0.33)	$(0.40)
Total distributions	$(0.30)	$(0.66)	$(0.58)	$(0.39)	$(0.33)	$(0.40)
Net asset value — End of period	$9.74	$9.91	$9.51	$9.41	$10.69	$10.22
Total Return(2)	1.29%(3)	11.39%	7.32%	(8.48)%	7.92%	(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,697	$2,913	$3,870	$8,267	$23,956	$34,273
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.71%(5)	1.71%	1.72%	1.72%	1.71%	1.75%
Net expenses	1.71%(5)(6)	1.70%(6)	1.71%(6)	1.72%(6)	1.71%	1.74%
Net investment income	5.84%(5)	6.29%	5.82%	3.47%	2.95%	3.45%
Portfolio Turnover	24%(3)	43%	54%	80%	76%	93%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and sub-adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
27
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.93	$9.53	$9.43	$10.71	$10.24	$10.79
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.72	$0.66	$0.46	$0.42	$0.45
Net realized and unrealized gain (loss)	(0.16)	0.44	0.12	(1.25)	0.49	(0.50)
Total income (loss) from operations	$0.18	$1.16	$0.78	$(0.79)	$0.91	$(0.05)
Less Distributions
From net investment income	$(0.35)	$(0.76)	$(0.68)	$(0.49)	$(0.44)	$(0.50)
Total distributions	$(0.35)	$(0.76)	$(0.68)	$(0.49)	$(0.44)	$(0.50)
Net asset value — End of period	$9.76	$9.93	$9.53	$9.43	$10.71	$10.24
Total Return(2)	1.80%(3)	12.49%	8.40%	(7.53)%	8.99%	(0.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$160,065	$190,058	$180,663	$205,778	$345,990	$304,389
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.71%(5)	0.71%	0.71%	0.72%	0.71%	0.75%
Net expenses	0.71%(5)(6)	0.70%(6)	0.70%(6)	0.72%(6)	0.71%	0.74%
Net investment income	6.84%(5)	7.27%	6.88%	4.56%	3.93%	4.38%
Portfolio Turnover	24%(3)	43%	54%	80%	76%	93%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and sub-adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
28
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.93	$9.52	$9.42	$10.71	$10.23	$10.79
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.72	$0.67	$0.48	$0.42	$0.44
Net realized and unrealized gain (loss)	(0.17)	0.45	0.11	(1.28)	0.51	(0.50)
Total income (loss) from operations	$0.17	$1.17	$0.78	$(0.80)	$0.93	$(0.06)
Less Distributions
From net investment income	$(0.35)	$(0.76)	$(0.68)	$(0.49)	$(0.45)	$(0.50)
Total distributions	$(0.35)	$(0.76)	$(0.68)	$(0.49)	$(0.45)	$(0.50)
Net asset value — End of period	$9.75	$9.93	$9.52	$9.42	$10.71	$10.23
Total Return(2)	1.71%(3)	12.66%	8.44%	(7.58)%	9.13%	(0.47)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$301,733	$296,757	$247,781	$143,633	$42,319	$3,089
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.67%(5)	0.67%	0.66%	0.66%	0.65%	0.70%
Net expenses	0.67%(5)(6)	0.66%(6)	0.65%(6)	0.66%(6)	0.65%	0.69%
Net investment income	6.88%(5)	7.30%	6.97%	4.90%	3.90%	4.34%
Portfolio Turnover	24%(3)	43%	54%	80%	76%	93%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and sub-adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
29
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Multi-Asset Credit Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
30

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the
31

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
K  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
L  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 9 and 12. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
M  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
N  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
O  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
32

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (if any) are made annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $240,531,769 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $3,555,506 are short-term and $236,976,263 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$494,334,594
Gross unrealized appreciation	$8,861,853
Gross unrealized depreciation	(13,191,472)
Net unrealized depreciation	$(4,329,619)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.530%
$2.5 billion but less than $5 billion	0.510%
$5 billion and over	0.500%
For the six months ended April 30, 2025, the investment adviser and administration fee amounted to $1,388,107 or 0.55% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser and administration fee paid was reduced by $9,648 relating to the Fund's investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $5,257 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $199 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 5) and contingent deferred sales charges (see Note 6).
33

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $117,536,800 and $150,391,311, respectively, for the six months ended April 30, 2025.
5  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $45,170 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2025, the Fund paid or accrued to EVD $10,352 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2025 amounted to $3,450 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
6  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	85,213	$ 843,444	258,904	$ 2,549,494
Issued to shareholders electing to receive payments of distributions in Fund shares	107,544	1,060,549	261,406	2,572,387
Redemptions	(499,523)	(4,928,737)	(951,993)	(9,353,885)
Net decrease	(306,766)	$(3,024,744)	(431,683)	$(4,232,004)
34

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	39,021	$ 386,140	37,877	$ 373,128
Issued to shareholders electing to receive payments of distributions in Fund shares	8,364	82,552	22,186	218,418
Redemptions	(64,282)	(637,009)	(173,131)	(1,701,152)
Net decrease	(16,897)	$ (168,317)	(113,068)	$(1,109,606)
Class I
Sales	1,601,101	$15,867,477	2,624,135	$25,855,168
Issued to shareholders electing to receive payments of distributions in Fund shares	567,011	5,606,035	1,428,292	14,094,276
Redemptions	(4,902,428)	(48,558,480)	(3,874,153)	(38,134,679)
Net increase (decrease)	(2,734,316)	$(27,084,968)	178,274	$ 1,814,765
Class R6
Sales	1,916,928	$18,969,209	3,841,075	$37,984,472
Issued to shareholders electing to receive payments of distributions in Fund shares	1,063,699	10,510,497	2,088,257	20,608,610
Redemptions	(1,939,670)	(19,043,420)	(2,049,974)	(20,250,746)
Net increase	1,040,957	$10,436,286	3,879,358	$38,342,336
At April 30, 2025, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 18.3% of the value of the outstanding shares of the Fund.
8  Restricted Securities
At April 30, 2025, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	23,664	$148,098	$343,128
Total Restricted Securities			$148,098	$343,128
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess
35

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: During the six months ended April 30, 2025, the Fund entered into U.S. Treasury futures contracts to change the effective duration of its portfolio.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $26,798. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $6,340,000 at April 30, 2025.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
36

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Receivable for open forward foreign currency exchange contracts	$ —	$442,545	$ —	$442,545
Receivable for open swap contracts; Upfront receipts on open OTC swap contracts	812	—	—	812
Total Asset Derivatives	$812	$442,545	$ —	$443,357
Total Asset Derivatives subject to master netting or similar agreements	$812	$442,545	$ —	$443,357
Accumulated loss*	$ —	$ —	$(23,952)	$(23,952)
Payable for open forward foreign currency exchange contracts	—	(26,798)	—	(26,798)
Total Liability Derivatives	$ —	$(26,798)	$(23,952)	$(50,750)
Derivatives not subject to master netting or similar agreements	$ —	$ —	$(23,952)	$(23,952)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(26,798)	$ —	$(26,798)
*	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$121,356	$(9,535)	$ —	$ —	$111,821
Citibank, N.A.	94,272	—	—	—	94,272
Goldman Sachs International	812	—	—	—	812
Societe Generale	3,690	—	—	—	3,690
State Street Bank and Trust Company	223,227	(17,263)	—	—	205,964
	$443,357	$(26,798)	$—	$—	$416,559
37

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(9,535)	$9,535	$ —	$ —	$ —
State Street Bank and Trust Company	(17,263)	17,263	—	—	—
	$(26,798)	$26,798	$ —	$ —	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$165,413	$165,413
Swap contracts	21,264	—	—	21,264
Forward foreign currency exchange contracts	—	(2,474,297)	—	(2,474,297)
Total	$21,264	$(2,474,297)	$165,413	$(2,287,620)
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$(111,421)	$(111,421)
Swap contracts	285	—	—	285
Forward foreign currency exchange contracts	—	655,186	—	655,186
Total	$285	$655,186	$(111,421)	$544,050
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$4,375,000	$87,686,000	$614,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
38

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

10  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to its line of credit during the six months ended April 30, 2025.
11  Affiliated Investments
At April 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $10,461,840, which represents 2.1% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$13,381,467	$142,296,930	$(145,216,557)	$ —	$ —	$10,461,840	$289,073	10,461,840
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 42,547,504	$ —	$ 42,547,504
Collateralized Mortgage Obligations	—	28,085,662	—	28,085,662
Commercial Mortgage-Backed Securities	—	13,865,582	—	13,865,582
Common Stocks	64,452	591,361	2,190,887	2,846,700
Convertible Bonds	—	1,434,588	—	1,434,588
Corporate Bonds	—	241,084,080	—	241,084,080
Preferred Stocks	1,124,718	84,316	—	1,209,034
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	147,449,182	—	147,449,182
Miscellaneous	—	20,081	0	20,081
Short-Term Investments:
Affiliated Fund	10,461,840	—	—	10,461,840
39

Eaton Vance
Multi-Asset Credit Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
U.S. Treasury Obligations	$ —	$ 606,669	$ —	$ 606,669
Total Investments	$11,651,010	$475,769,025	$2,190,887	$489,610,922
Forward Foreign Currency Exchange Contracts	$ —	$ 442,545	$ —	$ 442,545
Swap Contracts	—	812	—	812
Total	$11,651,010	$476,212,382	$2,190,887	$490,054,279
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (26,798)	$ —	$ (26,798)
Futures Contracts	(23,952)	—	—	(23,952)
Total	$ (23,952)	$ (26,798)	$ —	$ (50,750)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
13  Risks and Uncertainties
Credit Risk
Investments in debt obligations rated below investment grade and comparable unrated securities, including loans, have greater credit risk than investment grade securities. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs.
40

EAAMX-NCSR    4.30.25

Eaton Vance
Short Duration High Income Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Short Duration High Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 0.2%
Security	Shares	Value
Healthcare — 0.0%†
Endo, Inc.(1)	1,082	$ 23,036
		$ 23,036
Paper — 0.2%
Enviva LLC(1)(2)	11,433	$ 165,779
		$ 165,779
Total Common Stocks (identified cost $100,347)		$ 188,815

Convertible Bonds — 0.7%
Security	Principal Amount* (000's omitted)		Value
Homebuilders & Real Estate — 0.2%
Pebblebrook Hotel Trust, 1.75%, 12/15/26		125	$ 116,412
			$ 116,412
Super Retail — 0.5%
Delivery Hero SE, 1.50%, 1/15/28(3)	EUR	400	$ 409,904
			$ 409,904
Total Convertible Bonds (identified cost $498,951)			$ 526,316

Corporate Bonds — 85.4%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.1%
Bombardier, Inc., 7.875%, 4/15/27(4)	504	$ 505,545
Rolls-Royce PLC, 3.625%, 10/14/25(4)	590	587,382
Science Applications International Corp., 4.875%, 4/1/28(4)	250	243,293
TransDigm, Inc.:
4.625%, 1/15/29	1,085	1,044,857
6.375%, 3/1/29(4)	100	101,996
		$ 2,483,073
Air Transportation — 1.5%
Air Canada, 3.875%, 8/15/26(4)	150	$ 147,307
Air Canada Pass-Through Trust, 10.50%, 7/15/26(4)	250	264,005
Security	Principal Amount* (000's omitted)	Value
Air Transportation (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
7.875%, 5/1/27(4)	300	$ 291,718
9.50%, 6/1/28(4)	516	504,607
		$ 1,207,637
Automotive & Auto Parts — 2.9%
Belron U.K. Finance PLC, 5.75%, 10/15/29(4)	824	$ 823,770
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(4)	750	754,162
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	518	515,951
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)	338	252,504
		$ 2,346,387
Broadcasting — 0.4%
Playtika Holding Corp., 4.25%, 3/15/29(4)	350	$ 307,651
		$ 307,651
Building Materials — 1.8%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(4)	300	$ 296,949
CP Atlas Buyer, Inc., 7.00%, 12/1/28(4)	331	273,915
Standard Industries, Inc., 5.00%, 2/15/27(4)	883	877,140
		$ 1,448,004
Cable & Satellite TV — 6.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(4)	980	$ 956,950
5.125%, 5/1/27(4)	665	656,462
5.50%, 5/1/26(4)	577	576,718
CSC Holdings LLC, 5.50%, 4/15/27(4)	200	186,027
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(4)	1,455	1,407,550
DISH Network Corp., 11.75%, 11/15/27(4)	1,000	1,051,864
		$ 4,835,571
Capital Goods — 0.7%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(5)	230	$ 226,141
ESAB Corp., 6.25%, 4/15/29(4)	369	374,860
		$ 601,001
Chemicals — 3.7%
Celanese U.S. Holdings LLC:
6.415%, 7/15/27	509	$ 513,583
6.60%, 11/15/28	250	252,960

1
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Compass Minerals International, Inc., 6.75%, 12/1/27(4)		185	$ 183,011
International Flavors & Fragrances, Inc., 1.23%, 10/1/25(4)		210	206,245
NOVA Chemicals Corp., 5.00%, 5/1/25(4)		800	800,000
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(4)		500	521,604
SNF Group SACA, 3.125%, 3/15/27(4)		500	474,877
			$ 2,952,280
Consumer Products — 1.4%
Energizer Holdings, Inc., 4.75%, 6/15/28(4)		400	$ 385,838
Spectrum Brands, Inc., 3.875%, 3/15/31(4)		940	781,061
			$ 1,166,899
Containers — 3.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(3)	EUR	100	$ 96,086
4.00%, 9/1/29(4)		278	242,299
Berry Global, Inc., 4.50%, 2/15/26(4)		610	609,115
Canpack SA/Canpack U.S. LLC, 3.125%, 11/1/25(4)		400	392,238
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		339	334,550
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		500	497,594
Sealed Air Corp., 4.00%, 12/1/27(4)		298	287,799
Trivium Packaging Finance BV, 5.50%, 8/15/26(4)		630	624,419
			$ 3,084,100
Diversified Financial Services — 1.6%
Hightower Holding LLC, 6.75%, 4/15/29(4)		424	$ 405,976
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26		400	398,894
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(4)		542	523,498
			$ 1,328,368
Diversified Media — 2.2%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)		200	$ 188,271
6.125%, 12/1/28(4)		200	179,323
Cars.com, Inc., 6.375%, 11/1/28(4)		390	383,491
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(4)		250	243,316
7.75%, 4/15/28(4)		350	290,771
Security	Principal Amount* (000's omitted)	Value
Diversified Media (continued)
Match Group Holdings II LLC, 5.00%, 12/15/27(4)	337	$ 331,809
OT Midco, Inc., 10.00%, 2/15/30(4)	200	163,229
		$ 1,780,210
Energy — 8.4%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(4)	425	$ 427,183
CITGO Petroleum Corp., 6.375%, 6/15/26(4)	537	534,639
Civitas Resources, Inc., 5.00%, 10/15/26(4)	700	680,451
EQT Corp., 7.50%, 6/1/27(4)	500	507,764
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	500	498,626
Hess Midstream Operations LP, 5.875%, 3/1/28(4)	1,000	1,002,937
Nabors Industries, Inc., 7.375%, 5/15/27(4)	300	283,123
Permian Resources Operating LLC, 5.375%, 1/15/26(4)	753	749,376
Precision Drilling Corp., 7.125%, 1/15/26(4)	236	235,404
Rockies Express Pipeline LLC, 3.60%, 5/15/25(4)	350	349,919
Sunoco LP, 7.00%, 5/1/29(4)	500	514,559
Venture Global LNG, Inc., 8.125%, 6/1/28(4)	800	795,139
Vital Energy, Inc., 7.75%, 7/31/29(4)	200	168,892
		$ 6,748,012
Entertainment & Film — 0.5%
Cinemark USA, Inc., 5.25%, 7/15/28(4)	444	$ 436,368
		$ 436,368
Environmental — 0.6%
Clean Harbors, Inc., 4.875%, 7/15/27(4)	224	$ 220,816
GFL Environmental, Inc., 4.00%, 8/1/28(4)	261	248,867
		$ 469,683
Food & Drug Retail — 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/26(4)	500	$ 491,252
4.625%, 1/15/27(4)	500	494,854
5.875%, 2/15/28(4)	400	400,102
		$ 1,386,208
Food, Beverage & Tobacco — 2.7%
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(4)(5)	667	$ 708,313
Darling Ingredients, Inc., 5.25%, 4/15/27(4)	600	594,010
Performance Food Group, Inc., 5.50%, 10/15/27(4)	400	397,149

2
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Food, Beverage & Tobacco (continued)
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(4)	224	$ 223,069
U.S. Foods, Inc., 6.875%, 9/15/28(4)	230	236,042
		$ 2,158,583
Gaming — 2.8%
Caesars Entertainment, Inc., 8.125%, 7/1/27(4)	129	$ 129,492
Churchill Downs, Inc., 5.50%, 4/1/27(4)	700	693,875
International Game Technology PLC, 5.25%, 1/15/29(4)	200	195,722
Light & Wonder International, Inc., 7.00%, 5/15/28(4)	400	400,446
MGM Resorts International, 4.625%, 9/1/26	352	349,342
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(4)	500	495,329
		$ 2,264,206
Healthcare — 5.5%
AMN Healthcare, Inc., 4.625%, 10/1/27(4)	276	$ 264,684
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(4)	211	153,942
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)	500	527,471
IQVIA, Inc., 5.00%, 10/15/26(4)	500	497,160
Medline Borrower LP, 5.25%, 10/1/29(4)	419	398,309
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(4)(5)	191	189,358
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)	259	278,289
Tenet Healthcare Corp.:
4.625%, 6/15/28	345	336,240
6.25%, 2/1/27	430	430,115
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	1,000	966,998
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)	354	359,816
		$ 4,402,382
Homebuilders & Real Estate — 4.4%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(4)	254	$ 255,421
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(4)	500	470,188
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(4)	342	332,043
Mattamy Group Corp., 5.25%, 12/15/27(4)	600	583,374
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(4)	750	735,579
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
RLJ Lodging Trust LP, 3.75%, 7/1/26(4)	675	$ 662,427
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(4)	500	500,676
		$ 3,539,708
Insurance — 1.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(4)	1,019	$ 1,012,739
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(4)	500	538,316
		$ 1,551,055
Leisure — 5.0%
Carnival Corp.:
6.00%, 5/1/29(4)	623	$ 619,996
7.625%, 3/1/26(4)	591	593,112
NCL Corp. Ltd.:
5.875%, 3/15/26(4)	284	282,769
5.875%, 2/15/27(4)	300	298,808
Royal Caribbean Cruises Ltd.:
5.375%, 7/15/27(4)	601	600,722
5.50%, 8/31/26(4)	466	466,539
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	450	431,973
Viking Cruises Ltd., 6.25%, 5/15/25(4)	727	727,753
		$ 4,021,672
Metals & Mining — 2.8%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)	477	$ 524,340
Constellium SE, 3.75%, 4/15/29(4)	270	248,397
First Quantum Minerals Ltd., 9.375%, 3/1/29(4)	345	362,319
Hudbay Minerals, Inc., 4.50%, 4/1/26(4)	400	392,906
Novelis Corp., 3.25%, 11/15/26(4)	750	728,152
		$ 2,256,114
Publishing & Printing — 0.6%
McGraw-Hill Education, Inc., 5.75%, 8/1/28(4)	504	$ 494,242
		$ 494,242
Restaurant — 1.2%
1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/28(4)	654	$ 628,646
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(4)	325	326,361
		$ 955,007

3
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services — 5.9%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)	550	$ 544,176
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(4)	315	295,917
9.75%, 7/15/27(4)	350	351,554
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(4)	200	192,434
Korn Ferry, 4.625%, 12/15/27(4)	664	643,091
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(4)	1,255	1,255,328
RB Global Holdings, Inc., 6.75%, 3/15/28(4)	250	255,214
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)	279	262,545
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	850	842,443
WESCO Distribution, Inc., 6.375%, 3/15/29(4)	131	132,895
		$ 4,775,597
Steel — 0.9%
Allegheny Ludlum LLC, 6.95%, 12/15/25	515	$ 519,431
TMS International Corp., 6.25%, 4/15/29(4)	258	239,082
		$ 758,513
Super Retail — 2.2%
Asbury Automotive Group, Inc., 4.50%, 3/1/28	360	$ 348,820
Bath & Body Works, Inc., 5.25%, 2/1/28	200	199,079
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(4)	382	394,871
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(4)	200	176,711
Group 1 Automotive, Inc., 4.00%, 8/15/28(4)	400	380,644
Kohl's Corp., 4.25%, 7/17/25	270	266,214
		$ 1,766,339
Technology — 1.4%
Fair Isaac Corp., 5.25%, 5/15/26(4)	330	$ 329,464
Gen Digital, Inc., 6.75%, 9/30/27(4)	500	508,669
Open Text Corp., 3.875%, 2/15/28(4)	298	285,143
		$ 1,123,276
Telecommunications — 1.6%
EchoStar Corp., 10.75%, 11/30/29	379	$ 400,980
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(4)	250	205,748
Viasat, Inc., 5.625%, 9/15/25(4)	300	300,174
Zegona Finance PLC, 8.625%, 7/15/29(4)	355	378,549
		$ 1,285,451
Security	Principal Amount* (000's omitted)	Value
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(4)	300	$ 274,145
		$ 274,145
Utility — 5.9%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/26	350	$ 346,089
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(4)	400	380,327
Calpine Corp.:
4.50%, 2/15/28(4)	300	293,678
5.125%, 3/15/28(4)	250	247,846
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(4)	400	389,308
NRG Energy, Inc.:
5.75%, 1/15/28	800	803,807
10.25% to 3/15/28(4)(6)(7)	437	479,167
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.875%, 3/1/27	200	199,163
Vistra Operations Co. LLC:
5.00%, 7/31/27(4)	257	254,983
5.50%, 9/1/26(4)	868	866,326
5.625%, 2/15/27(4)	346	346,074
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/31(4)	120	120,556
		$ 4,727,324
Total Corporate Bonds (identified cost $68,922,920)		$68,935,066

Preferred Stocks — 1.0%
Security	Shares	Value
Services — 1.0%
WESCO International, Inc., Series A, 10.625% to 6/22/25(7)	31,293	$ 795,781
Total Preferred Stocks (identified cost $806,887)		$ 795,781

4
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 9.0%(8)
Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.2%
Clarios Global LP, Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	$200	$ 196,134
		$ 196,134
Capital Goods — 0.9%
EMRLD Borrower LP, Term Loan, 6.933%, (6 mo. USD Term SOFR + 2.50%), 5/31/30	$719	$ 711,767
		$ 711,767
Energy — 0.2%
M6 ETX Holdings II Midco LLC, Term Loan, 7.324%, (1 mo. USD Term SOFR + 3.00%), 4/1/32	$180	$ 179,213
		$ 179,213
Food, Beverage & Tobacco — 0.4%
Triton Water Holdings, Inc., Term Loan, 6.549%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	$349	$ 346,884
		$ 346,884
Gaming — 0.3%
Spectacle Gary Holdings LLC, Term Loan, 8.672%, (1 mo. USD Term SOFR + 4.25%), 12/11/28	$245	$ 242,694
		$ 242,694
Healthcare — 2.2%
athenahealth Group, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 2/15/29	$395	$ 392,285
Bausch Health Co., Inc., Term Loan, 10.57%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	470	444,542
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.322%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	198	192,431
Jazz Financing Lux SARL, Term Loan, 6.572%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	403	401,879
Pluto Acquisition I, Inc.:
Term Loan, 9.803%, (3 mo. USD Term SOFR + 5.50%), 6/20/28	68	68,043
Term Loan - Second Lien, 8.302%, (3 mo. USD Term SOFR + 4.00%), 9/20/28	122	105,692
Team Health Holdings, Inc., Term Loan, 9.53%, (3 mo. USD Term SOFR + 5.25%), 3/2/27	204	198,924
		$ 1,803,796
Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 0.6%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.049%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	$463	$ 462,984
		$ 462,984
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 9.813%, (3 mo. USD Term SOFR + 5.50%), 5/23/29	$349	$ 350,015
		$ 350,015
Restaurant — 0.5%
IRB Holding Corp., Term Loan, 6.822%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	$399	$ 396,538
		$ 396,538
Services — 1.1%
AlixPartners LLP, Term Loan, 6.936%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	$860	$ 860,200
		$ 860,200
Super Retail — 2.2%
Hanesbrands, Inc., Term Loan, 7.072%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	$219	$ 217,704
Mavis Tire Express Services Corp., Term Loan, 7.313%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	857	847,460
Petco Health & Wellness Co., Inc., Term Loan, 7.811%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	251	219,953
PetSmart, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 3.75%), 2/11/28	451	445,881
		$ 1,730,998
Technology — 0.0%†
Riverbed Technology, Inc., Term Loan, 8.799%, (3 mo. USD Term SOFR + 4.50%), 6.799% cash, 2.00% PIK, 7/1/28	$22	$ 12,138
		$ 12,138
Total Senior Floating-Rate Loans (identified cost $7,370,160)		$ 7,293,361

5
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%
Security	Principal Amount	Value
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(1)(9)	$260,000	$ 0
		$ 0
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(9)	$273,000	$ 0
		$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(10)	396,547	$ 396,547
Total Short-Term Investments (identified cost $396,547)		$ 396,547
Total Investments — 96.8% (identified cost $78,095,812)		$78,135,886
Other Assets, Less Liabilities — 3.2%		$ 2,572,049
Net Assets — 100.0%		$80,707,935
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Restricted security (see Note 7).
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $505,990 or 0.6% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $59,615,687 or 73.9% of the Fund's net assets.
(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(10)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of April 30, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	156,979	EUR	137,010	Bank of America, N.A.	7/31/25	$ 923	$ —
USD	20,017	EUR	17,465	Bank of America, N.A.	7/31/25	124	—
USD	176,078	EUR	153,717	State Street Bank and Trust Company	7/31/25	993	—
USD	156,979	EUR	137,009	State Street Bank and Trust Company	7/31/25	925	—
						$2,965	$—
6
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
7
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $77,699,265)	$77,739,339
Affiliated investments, at value (identified cost $396,547)	396,547
Cash	45,924
Interest receivable	1,214,588
Dividends receivable from affiliated investments	3,544
Receivable for investments sold	1,508,861
Receivable for Fund shares sold	165,724
Receivable for open forward foreign currency exchange contracts	2,965
Tax reclaims receivable	525
Receivable from affiliates	4,995
Trustees' deferred compensation plan	19,749
Total assets	$81,102,761
Liabilities
Payable for investments purchased	$59,925
Payable for Fund shares redeemed	193,724
Distributions payable	4,770
Payable to affiliates:
Investment adviser and administration fee	36,614
Distribution and service fees	1,631
Sub-transfer agency fee	848
Trustees' fees	506
Trustees' deferred compensation plan	19,749
Payable for legal and accounting services	37,624
Accrued expenses	39,435
Total liabilities	$394,826
Net Assets	$80,707,935
Sources of Net Assets
Paid-in capital	$85,695,541
Accumulated loss	(4,987,606)
Net Assets	$80,707,935
Class A Shares
Net Assets	$8,014,021
Shares Outstanding	903,863
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.87
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.17
Class I Shares
Net Assets	$72,693,914
Shares Outstanding	8,189,974
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.88
On sales of $100,000 or more, the offering price of Class A shares is reduced.
8
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income	$71,407
Dividend income from affiliated investments	40,636
Interest income	2,873,589
Other income	12,387
Total investment income	$2,998,019
Expenses
Investment adviser and administration fee	$230,799
Distribution and service fees:
Class A	10,341
Trustees’ fees and expenses	2,986
Custodian fee	22,429
Transfer and dividend disbursing agent fees	24,840
Legal and accounting services	35,252
Printing and postage	7,500
Registration fees	20,160
Miscellaneous	7,924
Total expenses	$362,231
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$79,249
Total expense reductions	$79,249
Net expenses	$282,982
Net investment income	$2,715,037
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(165,521)
Foreign currency transactions	1,019
Forward foreign currency exchange contracts	(35,994)
Net realized loss	$(200,496)
Change in unrealized appreciation (depreciation):
Investments	$(713,985)
Foreign currency	194
Forward foreign currency exchange contracts	5,856
Net change in unrealized appreciation (depreciation)	$(707,935)
Net realized and unrealized loss	$(908,431)
Net increase in net assets from operations	$1,806,606
9
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,715,037	$5,529,517
Net realized loss	(200,496)	(200,667)
Net change in unrealized appreciation (depreciation)	(707,935)	2,496,096
Net increase in net assets from operations	$1,806,606	$7,824,946
Distributions to shareholders:
Class A	$(260,777)	$(613,378)
Class I	(2,479,816)	(4,986,875)
Total distributions to shareholders	$(2,740,593)	$(5,600,253)
Transactions in shares of beneficial interest:
Class A	$189,064	$(4,028,809)
Class I	(4,197,685)	9,854,347
Net increase (decrease) in net assets from Fund share transactions	$(4,008,621)	$5,825,538
Net increase (decrease) in net assets	$(4,942,608)	$8,050,231
Net Assets
At beginning of period	$85,650,543	$77,600,312
At end of period	$80,707,935	$85,650,543
10
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.96	$8.72	$8.75	$9.50	$9.12	$9.54
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.56	$0.51	$0.35	$0.36	$0.40
Net realized and unrealized gain (loss)	(0.09)	0.25	(0.00)(2)	(0.73)	0.40	(0.39)
Total income (loss) from operations	$0.19	$0.81	$0.51	$(0.38)	$0.76	$0.01
Less Distributions
From net investment income	$(0.28)	$(0.57)	$(0.54)	$(0.37)	$(0.38)	$(0.42)
Tax return of capital	—	—	—	—	—	(0.01)
Total distributions	$(0.28)	$(0.57)	$(0.54)	$(0.37)	$(0.38)	$(0.43)
Net asset value — End of period	$8.87	$8.96	$8.72	$8.75	$9.50	$9.12
Total Return(3)	2.13%(4)	9.53%	5.96%	(4.00)%	8.39%	0.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,014	$7,913	$11,664	$6,683	$7,059	$6,537
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.09%(7)	1.12%	1.14%	1.13%	1.20%	1.21%
Net expenses	0.90%(7)(8)	0.90%(8)	0.90%(8)	0.90%(8)	0.90%	0.90%
Net investment income	6.25%(7)	6.32%	5.84%	3.89%	3.76%	4.29%
Portfolio Turnover of the Portfolio(9)	—	—	—	—	—	50%
Portfolio Turnover of the Fund	35%(4)	77%	70%	96%	75%	34%(10)
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Short Duration High Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objective and policies as the Fund during such period.
11
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.97	$8.73	$8.76	$9.51	$9.13	$9.56
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.59	$0.53	$0.38	$0.38	$0.42
Net realized and unrealized gain (loss)	(0.09)	0.24	0.00(2)(3)	(0.73)	0.40	(0.40)
Total income (loss) from operations	$0.20	$0.83	$0.53	$(0.35)	$0.78	$0.02
Less Distributions
From net investment income	$(0.29)	$(0.59)	$(0.56)	$(0.40)	$(0.40)	$(0.44)
Tax return of capital	—	—	—	—	—	(0.01)
Total distributions	$(0.29)	$(0.59)	$(0.56)	$(0.40)	$(0.40)	$(0.45)
Net asset value — End of period	$8.88	$8.97	$8.73	$8.76	$9.51	$9.13
Total Return(4)	2.26%(5)	9.80%	6.23%	(3.75)%	8.65%	0.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,694	$77,737	$65,936	$69,325	$61,879	$41,585
Ratios (as a percentage of average daily net assets):(6)(7)
Total expenses	0.84%(8)	0.87%	0.89%	0.88%	0.95%	0.96%
Net expenses	0.65%(8)(9)	0.65%(9)	0.65%(9)	0.65%(9)	0.65%	0.65%
Net investment income	6.50%(8)	6.57%	6.04%	4.18%	3.95%	4.53%
Portfolio Turnover of the Portfolio(10)	—	—	—	—	—	50%
Portfolio Turnover of the Fund	35%(5)	77%	70%	96%	75%	34%(11)
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(11)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Short Duration High Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objective and policies as the Fund during such period.
12
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are
13

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
14

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $4,666,432 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $2,246,601 are short-term and $2,419,831 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$78,231,068
Gross unrealized appreciation	$521,944
Gross unrealized depreciation	(614,161)
Net unrealized depreciation	$(92,217)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.525%
$2.5 billion but less than $5 billion	0.505%
$5 billion and over	0.490%
For the six months ended April 30, 2025, the Fund's investment adviser and administration fee amounted to $230,799 or 0.55% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser and administration fee paid was reduced by $1,419 relating to the Fund's investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.90% and 0.65% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after March 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $77,830 of the Fund’s operating expenses for the six months ended April 30, 2025.
15

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $1,292 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $947 as its portion of the sales charge on sales of Class A shares and no CDSCs paid by Class A shareholders for the six months ended April 30, 2025. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $10,341 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $28,235,383 and $32,445,554, respectively, for the six months ended April 30, 2025.
6  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	168,160	$ 1,506,543	364,861	$ 3,244,905
Issued to shareholders electing to receive payments of distributions in Fund shares	28,938	258,771	67,948	605,675
Redemptions	(176,078)	(1,576,250)	(887,866)	(7,879,389)
Net increase (decrease)	21,020	$ 189,064	(455,057)	$(4,028,809)
Class I
Sales	1,480,641	$13,273,509	4,228,797	$37,685,703
Issued to shareholders electing to receive payments of distributions in Fund shares	274,125	2,453,555	550,755	4,918,107
Redemptions	(2,228,098)	(19,924,749)	(3,670,056)	(32,749,463)
Net increase (decrease)	(473,332)	$(4,197,685)	1,109,496	$ 9,854,347
16

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Restricted Securities
At April 30, 2025, the Fund owned the following security (representing 0.2% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	11,433	$71,553	$165,779
Total Restricted Securities			$71,553	$165,779
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2025, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
17

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2025 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$2,965(1)	$ —
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
The Fund's derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$1,047	$ —	$ —	$ —	$1,047
State Street Bank and Trust Company	1,918	—	—	—	1,918
	$2,965	$—	$—	$—	$2,965
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(35,994)	$5,856
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was approximately $565,000.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
18

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

10  Affiliated Investments
At April 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $396,547, which represents 0.5% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,266,298	$24,866,522	$(25,736,273)	$ —	$ —	$396,547	$40,636	396,547
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ —	$ 188,815	$ —	$ 188,815
Convertible Bonds	—	526,316	—	526,316
Corporate Bonds	—	68,935,066	—	68,935,066
Preferred Stocks	795,781	—	—	795,781
Senior Floating-Rate Loans	—	7,293,361	—	7,293,361
Miscellaneous	—	—	0	0
Short-Term Investments	396,547	—	—	396,547
Total Investments	$1,192,328	$76,943,558	$0	$78,135,886
Forward Foreign Currency Exchange Contracts	$ —	$ 2,965	$ —	$ 2,965
Total	$1,192,328	$76,946,523	$0	$78,138,851
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
19

Eaton Vance
Short Duration High Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Credit Risk
The Fund primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.
20

ESHAX-NCSR    4.30.25

Eaton Vance
Emerging and Frontier Countries Equity Fund
Semi-Annual Financial Statements and
Additional Information
April 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2025
Eaton Vance
Emerging and Frontier Countries Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Investment in Global Macro Capital Opportunities Portfolio, at value (identified cost $1,357,059,124)	$1,578,678,426
Receivable for Fund shares sold	2,511,282
Receivable from affiliates	369,796
Other assets	62,446
Total assets	$1,581,621,950
Liabilities
Payable for Fund shares redeemed	$839,070
Payable to affiliates:
Distribution and service fees	5,798
Sub-transfer agency fee	2,211
Trustees' fees	42
Payable for transfer and dividend disbursing agent fees	183,047
Accrued expenses	140,963
Total liabilities	$1,171,131
Net Assets	$1,580,450,819
Sources of Net Assets
Paid-in capital	$1,393,670,624
Distributable earnings	186,780,195
Net Assets	$1,580,450,819
Class A Shares
Net Assets	$30,389,067
Shares Outstanding	2,059,353
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.76
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$15.58
Class I Shares
Net Assets	$1,550,061,752
Shares Outstanding	104,110,555
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.89
On sales of $50,000 or more, the offering price of Class A shares is reduced.
1
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $1,466,154)	$18,443,587
Interest income allocated from Portfolio (net of foreign taxes withheld of $212)	2,451,770
Securities lending income allocated from Portfolio, net	17,921
Expenses allocated from Portfolio	(6,997,408)
Total investment income from Portfolio	$13,915,870
Expenses
Distribution and service fees:
Class A	$30,650
Trustees’ fees and expenses	250
Custodian fee	31,675
Transfer and dividend disbursing agent fees	694,567
Legal and accounting services	62,440
Printing and postage	62,505
Registration fees	67,413
Miscellaneous	8,216
Total expenses	$957,716
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$547,384
Total expense reductions	$547,384
Net expenses	$410,332
Net investment income	$13,505,538
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $34,354)	$8,760,282
Futures contracts	(27,426,054)
Swap contracts	29,230
Foreign currency transactions	(3,760,438)
Forward foreign currency exchange contracts	(8,772,083)
Net realized loss	$(31,169,063)
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $152,316)	$101,871,899
Futures contracts	3,090,211
Swap contracts	(3,331,763)
Foreign currency	535,162
Forward foreign currency exchange contracts	4,705,236
Net change in unrealized appreciation (depreciation)	$106,870,745
Net realized and unrealized gain	$75,701,682
Net increase in net assets from operations	$89,207,220
2
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$13,505,538	$23,064,491
Net realized gain (loss)	(31,169,063)	8,825,043
Net change in unrealized appreciation (depreciation)	106,870,745	86,046,589
Net increase in net assets from operations	$89,207,220	$117,936,123
Distributions to shareholders:
Class A	$(420,061)	$(144,267)
Class I	(23,149,604)	(10,304,320)
Total distributions to shareholders	$(23,569,665)	$(10,448,587)
Transactions in shares of beneficial interest:
Class A	$12,642,390	$8,649,357
Class I	354,703,750	651,491,056
Net increase in net assets from Fund share transactions	$367,346,140	$660,140,413
Net increase in net assets	$432,983,695	$767,627,949
Net Assets
At beginning of period	$1,147,467,124	$379,839,175
At end of period	$1,580,450,819	$1,147,467,124
3
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2025
Financial Highlights

	Class A
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.04	$11.53	$10.51	$12.99	$9.61	$10.10
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.35	$0.26	$0.22	$0.07	$0.04
Net realized and unrealized gain (loss)	0.86	2.39	1.35	(2.39)	3.31	(0.35)
Total income (loss) from operations	$0.99	$2.74	$1.61	$(2.17)	$3.38	$(0.31)
Less Distributions
From net investment income	$(0.27)	$(0.23)	$(0.59)	$(0.09)	$—	$(0.18)
From net realized gain	—	—	—	(0.22)	—	—
Total distributions	$(0.27)	$(0.23)	$(0.59)	$(0.31)	$—	$(0.18)
Net asset value — End of period	$14.76	$14.04	$11.53	$10.51	$12.99	$9.61
Total Return(2)	7.18%(3)	23.89%	15.84%	(17.13)%	35.17%	(3.20)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,389	$16,546	$6,276	$2,340	$1,387	$1,572
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.49%(6)	1.51%	1.55%	1.65%	1.64%	1.73%
Net expenses	1.40%(6)(7)	1.40%(7)	1.40%(7)	1.56%(7)	1.64%	1.65%
Net investment income	1.85%(6)	2.55%	2.22%	1.90%	0.60%	0.43%
Portfolio Turnover of the Portfolio	32%(3)	65%	69%	67%	70%	44%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
4
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2025
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.16	$11.62	$10.58	$13.08	$9.66	$10.15
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.39	$0.27	$0.25	$0.11	$0.07
Net realized and unrealized gain (loss)	0.87	2.40	1.37	(2.40)	3.32	(0.35)
Total income (loss) from operations	$1.02	$2.79	$1.64	$(2.15)	$3.43	$(0.28)
Less Distributions
From net investment income	$(0.29)	$(0.25)	$(0.60)	$(0.13)	$(0.01)	$(0.21)
From net realized gain	—	—	—	(0.22)	—	—
Total distributions	$(0.29)	$(0.25)	$(0.60)	$(0.35)	$(0.01)	$(0.21)
Net asset value — End of period	$14.89	$14.16	$11.62	$10.58	$13.08	$9.66
Total Return(2)	7.28%(3)	24.24%	16.11%	(16.91)%	35.54%	(2.93)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,550,062	$1,130,921	$373,563	$181,423	$189,060	$143,908
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.24%(6)	1.26%	1.30%	1.40%	1.39%	1.48%
Net expenses	1.15%(6)(7)	1.15%(7)	1.15%(7)	1.31%(7)	1.39%	1.40%
Net investment income	2.11%(6)	2.79%	2.30%	2.12%	0.89%	0.71%
Portfolio Turnover of the Portfolio	32%(3)	65%	69%	67%	70%	44%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Global Macro Capital Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at April 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
6

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $6,784,000 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2024, $6,784,000 are short-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2025, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement,
EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after March 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $547,384 of operating expenses for the six months ended April 30, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2025, EVM earned $3,682 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,956 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2025. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
7

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2025 amounted to $30,650 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2025, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $406,857,053 and $63,034,994, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,104,946	$ 15,873,785	911,627	$ 12,509,028
Issued to shareholders electing to receive payments of distributions in Fund shares	27,966	395,717	9,048	116,723
Redemptions	(252,370)	(3,627,112)	(286,118)	(3,976,394)
Net increase	880,542	$ 12,642,390	634,557	$ 8,649,357
Class I
Sales	40,078,908	$583,241,196	61,988,628	$851,751,201
Issued to shareholders electing to receive payments of distributions in Fund shares	1,623,284	23,148,031	792,954	10,300,468
Redemptions	(17,446,064)	(251,685,477)	(15,070,607)	(210,560,613)
Net increase	24,256,128	$354,703,750	47,710,975	$651,491,056
8

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 88.9%
Security	Shares	Value
Argentina — 3.5%
Banco BBVA Argentina SA ADR(1)	155,657	$ 3,145,828
Banco Macro SA ADR(1)	77,755	6,882,873
Bioceres Crop Solutions Corp.(1)	36,560	155,380
Central Puerto SA ADR(1)	129,813	1,364,335
Corp. America Airports SA(1)	42,104	818,923
Cresud SACIF y A ADR(1)	47,824	525,586
Despegar.com Corp.(1)	92,104	1,792,344
Empresa Distribuidora Y Comercializadora Norte ADR(1)	27,230	823,163
Grupo Financiero Galicia SA ADR(1)	284,925	17,209,470
Grupo Supervielle SA ADR(1)	127,241	1,908,615
IRSA Inversiones y Representaciones SA ADR	40,227	558,753
Loma Negra Cia Industrial Argentina SA ADR(1)	71,062	795,894
Pampa Energia SA ADR(1)	54,869	3,895,150
Telecom Argentina SA ADR(1)	116,811	1,120,217
Transportadora de Gas del Sur SA, Class B ADR(1)	90,216	2,294,193
Vista Energy SAB de CV ADR(1)	100,900	4,557,653
YPF SA ADR(1)	265,493	7,911,691
		$ 55,760,068
Belgium — 0.4%
Cenergy Holdings SA	602,107	$ 5,994,455
		$ 5,994,455
Brazil — 1.2%
Adecoagro SA	26,018	$ 243,008
Arcos Dorados Holdings, Inc., Class A	165,932	1,269,380
MercadoLibre, Inc.(1)	7,300	17,015,205
		$ 18,527,593
Bulgaria — 0.1%
Eurohold Bulgaria AD(1)	944,905	$ 1,019,198
		$ 1,019,198
Canada — 0.2%
Amaroq Minerals Ltd.(1)	2,418,000	$ 2,656,350
		$ 2,656,350
Chile — 3.9%
Banco de Chile	74,926,000	$ 10,998,864
Banco de Credito e Inversiones SA	143,000	5,663,277
Banco Santander Chile	124,064,000	7,501,044
Cencosud SA	2,402,000	8,218,990
Security	Shares	Value
Chile (continued)
Empresas CMPC SA	2,116,000	$ 3,318,506
Empresas COPEC SA	734,000	5,038,600
Enel Americas SA	19,166,640	1,882,071
Enel Chile SA	10,817,514	765,425
Falabella SA	1,180,000	5,358,096
Latam Airlines Group SA	271,137,022	4,280,855
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	269,000	9,261,266
		$ 62,286,994
China — 0.0%†
Ganfeng Lithium Group Co. Ltd., Class H(2)	2,800	$ 6,827
		$ 6,827
Cyprus — 3.4%
Bank of Cyprus Holdings PLC(1)(3)	7,015,593	$ 45,427,536
Sunrisemezz PLC	1	0
Theon International PLC	267,000	7,627,100
		$ 53,054,636
Georgia — 1.8%
Georgia Capital PLC(1)	816,886	$ 17,698,322
Lion Finance Group PLC	52,183	4,185,749
TBC Bank Group PLC	108,473	6,860,322
		$ 28,744,393
Greece — 14.2%
Aegean Airlines SA	118,953	$ 1,597,290
Alpha Services and Holdings SA	9,658,201	23,548,923
Athens International Airport SA	94,031	974,194
Athens Water Supply & Sewage Co. SA	106,068	699,747
Autohellas Tourist & Trading SA	49,238	632,166
Avax SA	281,000	639,390
Ellaktor SA	333,572	492,320
Eurobank Ergasias Services and Holdings SA, Class A	10,437,171	29,620,953
GEK TERNA SA	312,425	6,484,425
Hellenic Exchanges - Athens Stock Exchange SA	87,000	520,727
Hellenic Telecommunications Organization SA	621,243	11,789,330
Helleniq Energy Holdings SA(3)	288,405	2,491,133
Holding Co. ADMIE IPTO SA	711,857	2,330,408
Ideal Holdings SA	335,500	2,392,908
JUMBO SA	438,674	13,850,026
LAMDA Development SA(1)	322,825	2,429,110
Metlen Energy & Metals SA	418,429	19,803,112
Motor Oil (Hellas) Corinth Refineries SA	207,214	5,020,820
National Bank of Greece SA	3,485,960	36,998,125

9
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
Noval Property Real Estate Investment Co.(3)	413,837	$ 1,131,091
OPAP SA	596,303	13,249,383
Optima bank SA	508,714	9,242,087
Piraeus Financial Holdings SA	4,273,797	24,001,770
Public Power Corp. SA	814,790	12,213,545
Sarantis SA	126,905	1,945,514
Trade Estates Real Estate Investment SA	456,600	839,314
		$ 224,937,811
Iceland — 2.3%
Arion Banki Hf.(2)	6,697,000	$ 8,041,573
Eimskipafelag Islands Hf.	593,000	1,677,415
Festi Hf.	1,676,000	3,913,371
Hagar Hf.	6,070,000	5,066,987
Hampidjan Hf.	1,853,000	1,518,141
Heimar Hf.	8,528,000	2,379,070
Islandsbanki Hf.	6,227,000	5,208,883
Kvika banki Hf.	24,661,000	2,570,873
Olgerdin Egill Skallagrims Hf.(1)	10,660,000	1,511,590
Reitir fasteignafelag Hf.	3,588,000	2,922,238
Sjova-Almennar Tryggingar Hf.	4,700,000	1,589,361
		$ 36,399,502
India — 10.1%
Adani Energy Solutions Ltd.(1)	44,159	$ 468,131
Adani Green Energy Ltd.(1)	14,178	150,711
Aether Industries Ltd.(1)	48,710	464,229
Affle India Ltd.(1)	99,927	1,873,923
Alivus Life Sciences Ltd.(1)	52,386	685,129
Ambuja Cements Ltd.	112,000	714,046
Apollo Hospitals Enterprise Ltd.	18,119	1,497,607
Archean Chemical Industries Ltd.	66,325	491,693
Arvind Fashions Ltd.	83,788	395,019
Arvind Ltd.	115,036	495,481
Asian Paints Ltd.	34,211	982,525
Aster DM Healthcare Ltd.(2)	125,758	751,261
Avenue Supermarts Ltd.(1)(2)	10,455	518,449
Axis Bank Ltd.	191,077	2,680,258
Bajaj Finance Ltd.	22,126	2,257,659
Balrampur Chini Mills Ltd.	101,709	663,335
Bharti Airtel Ltd.	268,305	5,918,334
Bikaji Foods International Ltd.	60,505	500,794
Birla Corp. Ltd.	27,265	341,865
Brightcom Group Ltd.(1)(4)	2,938,392	285,201
Brookfield India Real Estate Trust(2)	165,890	568,519
Cipla Ltd.	24,973	458,272
Security	Shares	Value
India (continued)
CMS Info Systems Ltd.	89,302	$ 465,416
Craftsman Automation Ltd.	7,965	434,096
CreditAccess Grameen Ltd.	32,780	422,528
Cyient Ltd.	23,589	332,042
Divi's Laboratories Ltd.	6,252	451,293
Doms Industries Ltd.	21,904	710,067
Dr. Reddy's Laboratories Ltd.	45,130	633,497
Easy Trip Planners Ltd.(1)	1,465,292	208,174
Eicher Motors Ltd.	16,790	1,105,646
Embassy Office Parks REIT	123,460	557,766
EPL Ltd.	218,889	490,583
Equitas Small Finance Bank Ltd.(2)	443,906	351,730
Eris Lifesciences Ltd.(2)	42,277	717,103
Eternal Ltd.(1)	4,348,410	11,901,529
Five-Star Business Finance Ltd.(1)	54,990	459,838
Fortis Healthcare Ltd.	91,140	739,076
FSN E-Commerce Ventures Ltd.(1)	1,617,207	3,713,717
Fusion Finance Ltd.(1)	154,825	298,015
GAIL (India) Ltd.	88,026	196,786
Gateway Distriparks Ltd.	428,741	303,565
Go Fashion India Ltd.(1)	42,124	391,284
Godrej Consumer Products Ltd.	54,300	809,848
Godrej Properties Ltd.(1)	23,800	608,018
Gokaldas Exports Ltd.(1)	47,025	471,479
Granules India Ltd.	87,464	472,151
Grasim Industries Ltd.	14,023	455,055
Gravita India Ltd.	29,563	615,425
Happiest Minds Technologies Ltd.	138,050	933,963
Havells India Ltd.	9,907	187,597
HCL Technologies Ltd.	77,742	1,441,951
HDFC Bank Ltd.	439,319	9,978,668
HealthCare Global Enterprises Ltd.(1)	117,486	783,074
HG Infra Engineering Ltd.(5)	24,815	316,118
Hindalco Industries Ltd.	214,409	1,584,688
Hindustan Unilever Ltd.	63,530	1,763,779
Home First Finance Co. India Ltd.(2)	42,736	622,365
ICICI Bank Ltd.	412,374	6,931,707
IndiaMart InterMesh Ltd.(2)	57,341	1,568,749
Indian Railway Catering & Tourism Corp. Ltd.	319,136	2,841,027
Info Edge India Ltd.	62,149	5,198,719
Infosys Ltd.	261,201	4,617,494
Inox Wind Ltd.(1)	311,408	623,029
Intellect Design Arena Ltd.	150,656	1,406,097
ITC Hotels Ltd.(1)	4,344	9,997
ITC Ltd.	249,845	1,257,969
Jindal Steel & Power Ltd.	13,591	144,396

10
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Jio Financial Services Ltd.(1)	44,476	$ 137,365
JSW Energy Ltd.	100,600	570,851
JSW Steel Ltd.	36,383	444,498
Jubilant Foodworks Ltd.	369,318	3,122,895
Jupiter Life Line Hospitals Ltd.	33,546	582,370
Kalyan Jewellers India Ltd.	91,600	559,457
Karur Vysya Bank Ltd.	217,817	563,101
Kotak Mahindra Bank Ltd.	84,204	2,200,740
Larsen & Toubro Ltd.	76,893	3,043,625
LTIMindtree Ltd.(2)	3,328	180,609
Macrotech Developers Ltd.(2)	48,100	756,807
Mahindra & Mahindra Ltd.	110,746	3,837,038
Mankind Pharma Ltd.(1)	34,600	1,008,607
Maruti Suzuki India Ltd.	13,857	2,008,622
Max Financial Services Ltd.(1)	44,881	692,438
Medplus Health Services Ltd.(1)	63,721	608,694
Mphasis Ltd.	3,178	92,816
Nazara Technologies Ltd.(1)	61,787	739,192
Nestle India Ltd.	27,703	783,012
NTPC Ltd.	365,456	1,531,075
Oil & Natural Gas Corp. Ltd.	352,901	1,021,147
PCBL Chemical Ltd.	172,170	732,787
Petronet LNG Ltd.	28,740	106,701
PI Industries Ltd.	22,263	959,004
Piramal Pharma Ltd.	277,096	692,413
Poly Medicure Ltd.	22,364	681,558
Power Grid Corp. of India Ltd.	390,517	1,418,333
Praj Industries Ltd.	64,334	349,958
Rategain Travel Technologies Ltd.(1)	58,513	300,363
Ratnamani Metals & Tubes Ltd.	12,101	385,205
Raymond Lifestyle Ltd.(1)	7,680	87,437
Raymond Ltd.	14,705	266,295
Reliance Industries Ltd.	710,891	11,803,864
Rossari Biotech Ltd.	53,459	416,227
Route Mobile Ltd.	49,350	556,360
RR Kabel Ltd.	24,661	305,138
Safari Industries India Ltd.	21,445	508,364
Sansera Engineering Ltd.(2)	34,005	436,030
Sapphire Foods India Ltd.(1)	140,155	525,116
Shriram Finance Ltd.	125,500	909,462
SIS Ltd.(1)	96,654	386,400
Sonata Software Ltd.	74,137	370,223
Spandana Sphoorty Financial Ltd.(1)	62,343	202,313
SRF Ltd.	5,781	206,022
State Bank of India	149,692	1,398,063
Sun Pharmaceutical Industries Ltd.	72,699	1,576,735
Security	Shares	Value
India (continued)
Sunteck Realty Ltd.	78,580	$ 373,170
Suprajit Engineering Ltd.	82,009	373,446
Tanla Platforms Ltd.	135,166	758,622
Tata Consultancy Services Ltd.	5,859	239,164
Tata Consumer Products Ltd.	205,547	2,836,228
Tata Elxsi Ltd.	1,296	88,542
Tata Motors Ltd.	101,464	773,226
Tata Steel Ltd.	424,533	706,626
Tech Mahindra Ltd.	42,067	748,226
Tega Industries Ltd.	27,265	436,297
Titagarh Rail System Ltd.	24,049	212,928
Titan Co. Ltd.	33,836	1,351,815
Trent Ltd.	14,564	890,213
Tube Investments of India Ltd.	4,113	141,035
TVS Motor Co. Ltd.	38,400	1,213,502
Ujjivan Small Finance Bank Ltd.(2)	996,576	503,791
UltraTech Cement Ltd.	10,309	1,420,606
UPL Ltd.	18,027	142,967
UPL Ltd. (partly paid)(1)	2,253	12,061
Varun Beverages Ltd.	60,647	374,427
Welspun Corp. Ltd.	78,886	718,221
Wipro Ltd.	208,442	595,329
		$ 158,665,327
Kuwait — 3.7%
Boubyan Bank KSCP	1,426,150	$ 3,160,465
Gulf Bank KSCP	2,148,124	2,357,652
Kuwait Finance House KSCP	9,704,880	22,917,354
Mabanee Co. KPSC	733,520	1,896,344
Mobile Telecommunications Co. KSCP	1,849,000	2,856,123
National Bank of Kuwait SAKP	8,002,050	24,885,670
		$ 58,073,608
Luxembourg — 0.3%
Alvotech SA(1)	445,000	$ 3,444,166
Zabka Group SA(1)	325,384	1,857,106
		$ 5,301,272
Malaysia — 0.0%†
Gamuda Bhd.	30,405	$ 29,957
Kuala Lumpur Kepong Bhd.	888	4,041
QL Resources Bhd.	750	834
		$ 34,832

11
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Myanmar — 0.0%†
Yoma Strategic Holdings Ltd.(1)	385,100	$ 20,345
		$ 20,345
Nigeria — 1.0%
Access Holdings PLC	144,718,000	$ 2,036,125
Dangote Cement PLC(1)	196,000	52,465
Fidelity Bank PLC	104,253,544	1,306,314
First HoldCo PLC	4,094,487	63,905
Guaranty Trust Holding Co. PLC	64,197,000	2,626,060
MTN Nigeria Communications PLC(1)	5,930,410	926,300
Nestle Nigeria PLC(1)	11,830	8,519
Nigerian Breweries PLC(1)	9,641,000	258,584
Oando PLC(1)	34,454,411	884,908
Presco PLC	1,405,000	680,553
SEPLAT Energy PLC	825,000	2,931,880
Stanbic IBTC Holdings PLC	3,902,000	148,826
Transnational Corp. of Nigeria PLC	621,770	17,874
United Bank for Africa PLC	73,500,318	1,613,135
Zenith Bank PLC	82,950,000	2,480,131
		$ 16,035,579
Pakistan — 3.1%
Bank Al Habib Ltd.	4,375,600	$ 2,153,238
Bank Alfalah Ltd.	4,240,000	1,070,003
Engro Fertilizers Ltd.	3,559,500	2,042,710
Engro Holdings Ltd.	3,925,342	2,225,712
Fauji Fertilizer Co. Ltd.	3,098,200	3,842,377
Habib Bank Ltd.	3,537,900	1,854,182
Hub Power Co. Ltd.	6,308,600	2,957,445
Interloop Ltd.	1,773,600	332,189
Lucky Cement Ltd.	2,747,000	3,184,750
Mari Energies Ltd.	1,002,600	2,164,520
MCB Bank Ltd.	2,146,600	2,053,057
Millat Tractors Ltd.	696,800	1,396,430
Oil & Gas Development Co. Ltd.	3,400,700	2,431,958
Pakistan Oilfields Ltd.	702,000	1,261,158
Pakistan Petroleum Ltd.	3,324,600	1,745,559
Pakistan State Oil Co. Ltd.	1,159,800	1,419,105
SUI Northern Gas Pipeline	1,970,200	875,517
Systems Ltd.	617,100	1,160,901
TRG Pakistan(1)	1,518,600	339,700
United Bank Ltd.	1,489,100	2,477,180
VEON Ltd. ADR(1)	250,735	11,373,340
		$ 48,361,031
Security	Shares	Value
Poland — 8.7%
Alior Bank SA	97,268	$ 2,635,753
Allegro.eu SA(1)(2)	741,334	6,504,775
Asseco Poland SA	81,583	3,368,762
Bank Handlowy w Warszawie SA	56,000	1,746,605
Bank Millennium SA(1)	915,687	3,542,239
Bank Polska Kasa Opieki SA(1)	199,792	10,013,900
Benefit Systems SA	3,605	3,104,049
Budimex SA	24,432	4,106,528
CCC SA(1)	60,567	3,502,155
CD Projekt SA	72,564	4,493,174
Cyfrowy Polsat SA(1)	399,564	1,959,603
Dino Polska SA(1)(2)	53,441	7,491,753
Enea SA(1)	431,101	1,631,561
Grupa Kety SA	15,445	3,536,805
KGHM Polska Miedz SA	154,558	4,933,874
KRUK SA	21,058	2,233,895
LPP SA	1,574	6,441,993
mBank SA(1)	22,364	4,872,767
Orange Polska SA	1,005,901	2,584,606
ORLEN SA	756,928	13,668,867
PGE Polska Grupa Energetyczna SA(1)	998,103	2,179,969
Powszechna Kasa Oszczednosci Bank Polski SA	1,017,750	19,567,185
Powszechny Zaklad Ubezpieczen SA	825,131	12,872,703
Santander Bank Polska SA	43,653	6,714,190
Tauron Polska Energia SA(1)	1,171,366	1,838,373
XTB SA(2)	88,658	1,926,188
		$ 137,472,272
Romania — 0.0%†
NEPI Rockcastle NV	4,880	$ 37,431
		$ 37,431
Saudi Arabia — 4.2%
Advanced Petrochemical Co.(1)	48,600	$ 390,234
Al Hammadi Holding	35,300	377,651
Al Rajhi Bank	208,404	5,413,908
Al Rajhi Co. for Co-operative Insurance(1)	66,403	2,321,864
Alamar Foods	28,300	510,069
Al-Dawaa Medical Services Co.	26,200	590,026
Alinma Bank	24,500	189,759
Almarai Co. JSC	116,307	1,638,304
Arabian Centres Co.(2)	174,800	923,155
Arabian Contracting Services Co.(1)	63,009	2,215,510
Arabian Internet & Communications Services Co.	7,100	543,289
Arriyadh Development Co.	330,313	3,021,763
Astra Industrial Group Co.	48,971	1,952,278

12
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
Ataa Educational Co.	29,094	$ 515,802
Bank AlBilad	14,700	113,599
Banque Saudi Fransi	24,474	119,882
Catrion Catering Holding Co.	30,900	970,506
City Cement Co.	194,300	1,049,422
Dallah Healthcare Co.	11,603	377,727
Dr. Sulaiman Al Habib Medical Services Group Co.	6,900	526,708
Electrical Industries Co.	1,255,101	2,384,731
Etihad Etisalat Co.	355,867	5,961,622
Jarir Marketing Co.	121,000	407,480
Leejam Sports Co. JSC	36,154	1,351,434
Lumi Rental Co.(1)	36,800	605,878
Maharah Human Resources Co.	855,014	1,303,140
Najran Cement Co.(1)	326,900	737,948
National Agriculture Development Co.(1)	150,219	891,515
National Co. for Learning & Education	49,068	2,050,650
National Medical Care Co.	24,400	970,777
Riyad Bank	28,500	233,964
SABIC Agri-Nutrients Co.	15,900	418,847
Sahara International Petrochemical Co.	144,300	731,464
Saudi Arabian Mining Co.(1)	57,900	789,198
Saudi Arabian Oil Co.(2)	170,110	1,150,113
Saudi Awwal Bank	20,600	192,763
Saudi Basic Industries Corp.	58,600	952,875
Saudi Electricity Co.	49,600	198,072
Saudi Industrial Investment Group	93,300	376,314
Saudi National Bank	59,100	563,106
Saudi Real Estate Co.(1)	431,806	2,662,671
Saudi Reinsurance Co.(1)	202,338	2,670,280
Saudi Telecom Co.	198,200	2,516,301
Saudia Dairy & Foodstuff Co.	28,239	2,300,138
Savola Group(1)	53,541	447,319
Theeb Rent A Car Co.	184,426	3,285,218
United Electronics Co.	159,393	3,992,266
United International Transportation Co.	139,643	2,751,948
		$ 66,659,488
Slovenia — 2.1%
Nova Ljubljanska Banka DD(2)	72,121	$ 10,737,124
Nova Ljubljanska Banka DD GDR(5)	759,361	22,471,606
		$ 33,208,730
South Korea — 4.8%
CJ CheilJedang Corp.	5,200	$ 874,564
Coway Co. Ltd.	25,100	1,545,418
GS Holdings Corp.	13,803	375,320
Security	Shares	Value
South Korea (continued)
Hana Financial Group, Inc.	54,500	$ 2,471,580
Hyundai Mobis Co. Ltd.	30,468	5,719,106
Industrial Bank of Korea	113,797	1,228,144
Kakao Corp.	91,400	2,455,437
Kangwon Land, Inc.	41,957	478,945
KB Financial Group, Inc.	71,300	4,506,067
KT&G Corp.	41,900	3,381,928
LG Uplus Corp.	156,800	1,323,953
Meritz Financial Group, Inc.	28,517	2,491,263
NAVER Corp.	19,000	2,673,406
Samsung C&T Corp.	32,580	2,803,815
Samsung Electronics Co. Ltd.	579,400	22,606,759
Samsung Fire & Marine Insurance Co. Ltd.	8,700	2,295,301
Samsung Life Insurance Co. Ltd.	32,299	1,961,118
Shinhan Financial Group Co. Ltd.	96,400	3,483,893
SK Hynix, Inc.	71,100	8,871,365
SK Telecom Co. Ltd.	73,600	2,812,018
Woori Financial Group, Inc.	140,100	1,744,603
		$ 76,104,003
Spain — 0.0%†
AmRest Holdings SE	100,982	$ 472,838
		$ 472,838
Taiwan — 4.1%
Accton Technology Corp.	10,000	$ 186,263
Advantech Co. Ltd.	29,000	303,809
Alchip Technologies Ltd.	4,000	267,303
ASE Technology Holding Co. Ltd.	187,000	796,844
Asustek Computer, Inc.	16,000	292,590
Cathay Financial Holding Co. Ltd.	656,000	1,208,686
Chailease Holding Co. Ltd.	70,776	254,659
China Steel Corp.	751,000	485,666
Chunghwa Telecom Co. Ltd.	200,000	808,581
Compal Electronics, Inc.	270,000	232,652
CTBC Financial Holding Co. Ltd.	1,078,000	1,328,354
Delta Electronics, Inc.	120,000	1,257,383
E Ink Holdings, Inc.	39,000	272,438
E.Sun Financial Holding Co. Ltd.	736,614	653,359
Evergreen Marine Corp. Taiwan Ltd.	100,000	647,898
First Financial Holding Co. Ltd.	371,400	295,749
Formosa Chemicals & Fibre Corp.	276,000	215,682
Formosa Plastics Corp.	182,000	193,909
Fubon Financial Holding Co. Ltd.	517,600	1,371,863
Gigabyte Technology Co. Ltd.	27,000	194,913
Hon Hai Precision Industry Co. Ltd.	683,000	3,042,968

13
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Hotai Motor Co. Ltd.	18,000	$ 350,362
Hua Nan Financial Holdings Co. Ltd.	580,540	491,553
KGI Financial Holding Co. Ltd.	315,000	163,383
Largan Precision Co. Ltd.	2,000	142,583
Lite-On Technology Corp.	122,000	368,956
MediaTek, Inc.	95,000	4,036,841
Mega Financial Holding Co. Ltd.	686,750	813,305
Nan Ya Plastics Corp.	243,000	232,869
Novatek Microelectronics Corp.	40,000	650,530
Pegatron Corp.	109,000	276,944
Quanta Computer, Inc.(1)	167,000	1,254,619
Realtek Semiconductor Corp.	39,000	641,123
Shanghai Commercial & Savings Bank Ltd.	261,000	384,888
SinoPac Financial Holdings Co. Ltd.	738,400	493,415
Taishin Financial Holding Co. Ltd.	538,360	281,331
Taiwan Cooperative Financial Holding Co. Ltd.	222,490	169,931
Taiwan Mobile Co. Ltd.	85,000	301,793
Taiwan Semiconductor Manufacturing Co. Ltd.	1,284,000	36,381,564
TCC Group Holdings Co. Ltd.	311,000	289,015
Unimicron Technology Corp.	64,000	188,804
Uni-President Enterprises Corp.	109,000	261,945
United Microelectronics Corp.	912,000	1,279,765
Wistron Corp.	89,000	285,579
Wiwynn Corp.	5,000	300,906
Yageo Corp.	18,988	272,253
Yuanta Financial Holding Co. Ltd.	217,120	212,726
		$ 64,838,552
Togo — 0.0%†
Ecobank Transnational, Inc.(1)	115,300	$ 2,086
		$ 2,086
United Arab Emirates — 6.3%
Abu Dhabi Commercial Bank PJSC	2,152,331	$ 6,820,409
Abu Dhabi Islamic Bank PJSC	990,227	4,930,110
Abu Dhabi National Oil Co. for Distribution PJSC	1,932,676	1,773,551
Agthia Group PJSC	2,220,832	2,734,070
Air Arabia PJSC	4,642,425	4,417,170
Al Ansari Financial Services PJSC	1,805,311	474,751
Al Waha Capital PJSC	6,168,401	2,479,113
Aldar Properties PJSC	4,332,652	9,756,932
Amanat Holdings PJSC	10,123,250	2,975,189
Americana Restaurants International PLC(6)	1,335,869	821,693
Americana Restaurants International PLC(6)	494,400	294,726
Deyaar Development PJSC	16,085,701	4,040,824
Dubai Electricity & Water Authority PJSC	1,988,024	1,450,648
Security	Shares	Value
United Arab Emirates (continued)
Dubai Islamic Bank PJSC	1,955,614	$ 4,029,134
Emaar Properties PJSC	5,225,625	18,672,473
Emirates NBD Bank PJSC	960,687	5,376,464
Emirates Telecommunications Group Co. PJSC	2,102,157	9,961,600
First Abu Dhabi Bank PJSC	2,746,705	11,238,440
Modon Holding PSC(1)	227,300	189,035
Multiply Group PJSC(1)	2,223,266	1,306,238
National Central Cooling Co. PJSC	689,840	494,307
Ras Al Khaimah Ceramics PJSC	3,875,806	2,626,102
Taaleem Holdings PJSC	29,300	28,994
Talabat Holding PLC(1)	5,000,000	1,926,448
		$ 98,818,421
United Kingdom — 0.1%
Pepco Group NV(5)	192,046	$ 908,793
		$ 908,793
United States — 0.7%
Titan Cement International SA	232,795	$ 10,806,990
		$ 10,806,990
Vietnam — 8.7%
Airports Corp. of Vietnam JSC(1)	133,300	$ 482,351
Asia Commercial Bank JSC	2,666,550	2,470,126
Ba Ria - Vung Tau House Development JSC(1)	610,400	513,537
Bank for Foreign Trade of Vietnam JSC(1)	2,681,296	5,928,233
Bank for Investment & Development of Vietnam JSC(1)	1,312,253	1,749,492
Baominh Insurance Corp.	1,329,972	1,106,057
Binh Duong Water Environment Corp. JSC	977,800	1,843,894
Binh Minh Plastics JSC	418,100	2,334,050
Binh Son Refining & Petrochemical JSC	1,825,800	1,140,864
Century Land JSC(1)	520,000	146,834
Century Synthetic Fiber Corp.(1)	14,170	12,500
Coteccons Construction JSC	851,400	2,667,357
Dat Xanh Real Estate Services JSC(1)	592,200	147,657
Digiworld Corp.	1,384,240	1,751,195
Dong Hai JSC of Bentre	208,600	228,834
Duc Giang Chemicals JSC	1,112,200	3,907,706
FPT Corp.	1,644,655	6,956,047
FPT Digital Retail JSC(1)	788,160	5,123,019
Gelex Group JSC	2,155,000	2,205,151
Gemadept Corp.	1,246,300	2,541,842
Ho Chi Minh City Development Joint Stock Commercial Bank	1,623,500	1,343,599
Hoa Phat Group JSC(1)	3,954,100	3,880,850
IDICO Corp. JSC	1,030,300	1,435,774

14
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Khang Dien House Trading & Investment JSC(1)	3,073,787	$ 3,124,330
Kinh Bac City Development Holding Corp.(1)	2,976,400	2,637,594
Masan Group Corp.(1)	1,691,500	4,079,483
Military Commercial Joint Stock Bank	3,830,300	3,490,293
Mobile World Investment Corp.	2,681,100	6,308,838
Nam Long Investment Corp.	2,982,200	3,185,032
Novaland Investment Group Corp.(1)	7,524	3,310
PC1 Group JSC(1)	2,196,435	1,766,138
PetroVietNam Ca Mau Fertilizer JSC	400,200	498,808
PetroVietnam Drilling & Well Services JSC(1)	1,788,000	1,209,497
Petrovietnam Fertilizer & Chemicals JSC	427,300	538,724
PetroVietnam Gas JSC	782,800	1,761,371
PetroVietnam Technical Services Corp.	2,500,762	2,460,030
Petrovietnam Transportation Corp.	2,114,300	1,702,963
Pha Lai Thermal Power JSC	2,657,468	1,196,750
Phat Dat Real Estate Development Corp.(1)	3,382,365	2,020,564
Phu Nhuan Jewelry JSC	1,320,366	3,626,388
Phu Tai Corp.	668,700	1,265,036
Phuoc Hoa Rubber JSC	878,500	1,477,513
Quang Ngai Sugar JSC	316,000	556,539
Quang Ninh Thermal Power JSC	2,650,550	1,375,983
Refrigeration Electrical Engineering Corp.	882,878	2,340,278
Sai Gon VRG Investment Corp.	980,800	2,423,321
Saigon Beer Alcohol Beverage Corp.	1,043,300	1,935,290
Saigon Thuong Tin Commercial JSB(1)	1,835,000	2,772,546
Sao Ta Foods JSC	402,800	559,087
Sonadezi Chau Duc Shareholding Co.(1)	932,800	1,075,622
SSI Securities Corp.	4,690,730	4,162,998
Taseco Air Services JSC	219,349	489,506
Thien Long Group Corp.	309,540	575,262
Thu Dau Mot Water JSC	1,800	3,651
Tien Phong Commercial Joint Stock Bank	2,648,500	1,387,102
Vietjet Aviation JSC(1)	144,200	478,409
Vietnam Dairy Products JSC	1,181,800	2,621,601
Vietnam Engine & Agricultural Machinery Corp.	241,100	360,653
Vietnam Joint Stock Commercial Bank for Industry & Trade(1)	2,911,500	4,182,705
Vietnam National Petroleum Group	945,900	1,235,938
Vietnam Prosperity JSC Bank	5,317,500	3,402,237
Vietnam Technological & Commercial Joint Stock Bank	1,614,800	1,722,033
Viettel Construction Joint Stock Corp.	412,600	1,356,802
Vincom Retail JSC(1)	2,112,600	1,928,983
Vingroup JSC(1)	1,536,300	4,035,935
Vinh Hoan Corp.	829,100	1,596,154
Security	Shares	Value
Vietnam (continued)
Vinhomes JSC(1)(2)	1,042,500	$ 2,350,698
VNDirect Securities Corp.	990,875	560,967
		$ 137,759,931
Total Common Stocks (identified cost $1,181,559,828)		$1,402,969,356

Loan Participation Notes — 0.3%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.3%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(4)(5)(7)	UZS	24,256,095	$ 1,879,974
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(4)(5)(7)	UZS	40,521,780	3,117,636
Total Loan Participation Notes (identified cost $5,519,704)			$ 4,997,610

Sovereign Government Bonds — 0.4%
Security	Principal Amount (000's omitted)		Value
Greece — 0.0%†
Hellenic Republic Government International Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	180,655	$ 532,102
			$ 532,102
Uzbekistan — 0.4%
National Bank of Uzbekistan, 19.875%, 7/5/27(5)	UZS	80,750,000	$ 6,314,775
			$ 6,314,775
Total Sovereign Government Bonds (identified cost $7,050,451)			$ 6,846,877

15
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 11.2%
Affiliated Fund — 10.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(8)	160,246,886	$ 160,246,886
Total Affiliated Fund (identified cost $160,246,886)		$ 160,246,886

Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(9)	209,970	$ 209,970
Total Securities Lending Collateral (identified cost $209,970)		$ 209,970

U.S. Treasury Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/15/25	$500	$ 499,181
0.00%, 5/29/25	506	504,341
0.00%, 6/5/25(10)	15,500	15,436,332
Total U.S. Treasury Obligations (identified cost $16,427,467)		$ 16,439,854
Total Short-Term Investments (identified cost $176,884,323)		$ 176,896,710

Total Purchased Options — 0.5% (identified cost $6,325,918)	$ 6,949,427
Total Investments — 101.3% (identified cost $1,377,340,224)	$1,598,659,980
Other Assets, Less Liabilities — (1.3)%	$ (19,979,692)
Net Assets — 100.0%	$1,578,680,288
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $46,107,619 or 2.9% of the Portfolio's net assets.
(3)	All or a portion of this security was on loan at April 30, 2025. The aggregate market value of securities on loan at April 30, 2025 was $226,676.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $35,008,902 or 2.2% of the Portfolio's net assets.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(8)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of April 30, 2025.
(9)	Represents investment of cash collateral received in connection with securities lending.
(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	37.4%	$590,717,856
Consumer Discretionary	9.7	153,394,067
Industrials	7.5	118,307,260
Information Technology	7.2	113,240,657
Communication Services	5.2	82,148,283
Real Estate	4.9	76,939,884
Materials	4.8	76,180,284
Energy	4.5	70,614,562
Consumer Staples	4.0	62,397,563
Utilities	2.9	46,135,146
Health Care	1.1	17,891,404
Government	0.4	6,846,877
Short-Term Investments	11.2	176,896,710
Total	100.8%	$1,591,710,553

16
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	$233,797
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,100,000	INR	85.50	1/25/29	125,175
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,600,000	INR	85.50	1/30/29	120,292
Total							$479,264
Purchased Call Options (Exchange-Traded) — 0.4%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Hang Seng China Enterprises Index Futures 09/2025	2,600	HKD 1,049,913,800	HKD 8,400.00	9/19/25	$6,470,163
Total					$6,470,163
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	12,899,512,000	USD	13,368,340	6/18/25	$ 250,449
CLP	107,488,000	USD	111,172	6/18/25	2,309
CLP	107,000,000	USD	110,691	6/18/25	2,276
CLP	108,000,000	USD	111,883	6/18/25	2,139
CLP	107,000,000	USD	110,898	6/18/25	2,068
CLP	107,000,000	USD	110,904	6/18/25	2,062
EUR	1,296,988	USD	1,415,316	6/18/25	57,946
INR	8,160,000,000	USD	93,055,080	6/18/25	3,075,863
INR	625,000,000	USD	7,260,688	6/18/25	102,283
INR	500,000,000	USD	5,805,852	6/18/25	84,524
INR	501,000,000	USD	5,819,153	6/18/25	83,004
INR	501,000,000	USD	5,819,485	6/18/25	82,673
INR	375,000,000	USD	4,355,401	6/18/25	62,382
INR	376,000,000	USD	4,368,791	6/18/25	60,772
INR	258,000,000	USD	2,993,387	6/18/25	46,047
INR	132,000,000	USD	1,532,211	6/18/25	22,848
TWD	2,173,028,532	USD	66,378,365	6/18/25	1,953,918
TWD	1,091,500,000	USD	33,317,562	6/18/25	1,005,359
TWD	994,000,000	USD	30,373,404	6/18/25	883,567
TWD	663,000,000	USD	20,285,217	6/18/25	563,246
TWD	664,000,000	USD	20,351,243	6/18/25	528,665
TWD	663,000,000	USD	20,334,928	6/18/25	513,534
TWD	286,000,000	USD	8,911,212	6/18/25	82,242
TWD	300,000,000	USD	9,359,849	6/18/25	73,845
USD	1,691,411	EUR	1,550,000	6/18/25	(69,250)
17
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,302,895	EUR	2,110,361	6/18/25	$ (94,286)
USD	2,306,582	EUR	2,113,739	6/18/25	(94,437)
USD	3,905,470	EUR	3,578,952	6/18/25	(159,899)
USD	4,526,524	EUR	4,148,082	6/18/25	(185,326)
USD	26,103,845	EUR	23,921,424	6/18/25	(1,068,750)
USD	146,980,179	EUR	134,691,851	6/18/25	(6,017,700)
					$1,854,373
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KRW	68,550,000,000	USD	48,301,860	State Street Bank and Trust Company	5/7/25	$ —	$ (78,153)
EGP	501,000,000	USD	9,313,999	Citibank, N.A.	6/18/25	341,871	—
MXN	283,959,000	USD	13,886,204	Goldman Sachs International	6/18/25	508,382	—
MXN	280,000,000	USD	13,590,287	Standard Chartered Bank	6/18/25	603,608	—
USD	32,915,295	CNH	237,000,000	Citibank, N.A.	6/18/25	206,651	—
USD	833,299	CNH	6,000,000	Citibank, N.A.	6/18/25	5,232	—
USD	42,356,941	CNH	304,000,000	Standard Chartered Bank	6/18/25	401,550	—
USD	9,341,786	EGP	501,000,000	Standard Chartered Bank	6/18/25	—	(314,084)
USD	66,537,054	ZAR	1,234,000,000	HSBC Bank USA, N.A.	6/18/25	425,291	—
ZAR	80,797,758	USD	4,225,859	Deutsche Bank AG	6/18/25	102,895	—
ZAR	1,153,202,242	USD	60,114,904	Standard Chartered Bank	6/18/25	1,668,106	—
MXN	424,660,500	USD	20,700,000	JPMorgan Chase Bank, N.A.	7/22/25	733,588	—
MXN	251,204,000	USD	11,753,208	Standard Chartered Bank	7/22/25	925,634	—
USD	13,091,936	MXN	269,000,000	Citibank, N.A.	7/22/25	—	(485,110)
USD	11,780,065	MXN	251,204,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(898,776)
USD	7,571,418	MXN	155,660,500	Standard Chartered Bank	7/22/25	—	(285,125)
ARS	5,970,856,000	USD	5,009,107	Goldman Sachs International	8/26/25	—	(280,645)
USD	2,135,479	ARS	2,985,400,000	Goldman Sachs International	8/26/25	—	(228,730)
USD	2,120,352	ARS	2,985,456,000	Goldman Sachs International	8/26/25	—	(243,901)
MXN	69,628,600	USD	3,265,744	Bank of America, N.A.	10/24/25	208,212	—
MXN	102,485,000	USD	4,958,152	UBS AG	10/24/25	155,097	—
USD	4,958,531	MXN	102,485,400	Standard Chartered Bank	10/24/25	—	(154,738)
USD	3,265,116	MXN	69,628,600	UBS AG	10/24/25	—	(208,840)
						$6,286,117	$(3,178,102)
18
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
FTSE Taiwan Index	461	Long	5/28/25	$31,250,867	$ 280,557
Hang Seng China Enterprises Index	1,533	Long	5/29/25	79,460,989	(301,370)
					$(20,813)
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	30,000	Positive Return on Shenzhen Stock Exchange Composite Index plus (9.80% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	5/19/25	$(1,668,904)
UBS AG	USD	30,000	Positive Return on Shenzhen Stock Exchange Composite Index plus (10.00% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	5/19/25	(1,662,859)
						$(3,331,763)
Abbreviations:
ADR	– American Depositary Receipt
FTSE	– Financial Times Stock Exchange
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
ARS	– Argentine Peso
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
EGP	– Egyptian Pound
EUR	– Euro
HKD	– Hong Kong Dollar
INR	– Indian Rupee

KRW	– South Korean Won
MXN	– Mexican Peso
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand
19
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $1,217,093,338) — including $226,676 of securities on loan	$1,438,413,094
Affiliated investments, at value (identified cost $160,246,886)	160,246,886
Cash	3,353,095
Deposits for derivatives collateral:
Futures contracts	23,791,265
Centrally cleared derivatives	20,049,500
OTC derivatives	550,000
Foreign currency, at value (identified cost $20,764,414)	20,921,108
Interest and dividends receivable	3,097,012
Dividends receivable from affiliated investments	427,583
Receivable for investments sold	48,647,560
Securities lending income receivable	12,206
Receivable for variation margin on open centrally cleared derivatives	3,188,816
Receivable for open forward foreign currency exchange contracts	6,286,117
Tax reclaims receivable	5,555
Trustees' deferred compensation plan	16,318
Total assets	$1,729,006,115
Liabilities
Cash collateral due to brokers	$550,000
Collateral for securities loaned	209,970
Payable for investments purchased	137,490,641
Payable for variation margin on open futures contracts	590,044
Payable for open forward foreign currency exchange contracts	3,178,102
Payable for open swap contracts	3,331,763
Payable to affiliates:
Investment adviser fee	1,143,188
Trustees' fees	6,451
Trustees' deferred compensation plan	16,318
Accrued foreign capital gains taxes	3,328,688
Accrued expenses	480,662
Total liabilities	$150,325,827
Net Assets applicable to investors' interest in Portfolio	$1,578,680,288
20
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $1,466,156)	$17,044,852
Dividend income from affiliated investments	1,398,760
Interest income (net of foreign taxes withheld of $212)	2,451,773
Securities lending income, net	17,921
Total investment income	$20,913,306
Expenses
Investment adviser fee	$6,168,981
Trustees’ fees and expenses	39,265
Custodian fee	737,510
Legal and accounting services	72,537
Miscellaneous	25,825
Total expenses	$7,044,118
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$46,701
Total expense reductions	$46,701
Net expenses	$6,997,417
Net investment income	$13,915,889
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $34,354)	$8,760,288
Futures contracts	(27,426,079)
Swap contracts	29,231
Foreign currency transactions	(3,760,442)
Forward foreign currency exchange contracts	(8,772,095)
Net realized loss	$(31,169,097)
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $152,316)	$101,872,032
Futures contracts	3,090,214
Swap contracts	(3,331,763)
Foreign currency	535,163
Forward foreign currency exchange contracts	4,705,241
Net change in unrealized appreciation (depreciation)	$106,870,887
Net realized and unrealized gain	$75,701,790
Net increase in net assets from operations	$89,617,679
21
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$13,915,889	$23,374,540
Net realized gain (loss)	(31,169,097)	8,825,058
Net change in unrealized appreciation (depreciation)	106,870,887	86,046,868
Net increase in net assets from operations	$89,617,679	$118,246,466
Capital transactions:
Contributions	$406,857,053	$688,948,624
Withdrawals	(63,034,994)	(38,364,598)
Net increase in net assets from capital transactions	$343,822,059	$650,584,026
Net increase in net assets	$433,439,738	$768,830,492
Net Assets
At beginning of period	$1,145,240,550	$376,410,058
At end of period	$1,578,680,288	$1,145,240,550
22
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	1.09%(2)	1.12%	1.20%	1.26%	1.24%	1.28%
Net expenses	1.09%(2)(3)	1.12%(3)	1.15%(3)	1.26%(3)	1.24%	1.28%
Net investment income	2.17%(2)	2.82%	2.30%	2.17%	1.04%	0.84%
Portfolio Turnover	32%(4)	65%	69%	67%	70%	44%
Total Return	7.34%(4)	24.31%	16.11%	(16.87)%	35.70%	(2.84)%
Net assets, end of period (000’s omitted)	$1,578,680	$1,145,241	$376,410	$183,633	$190,503	$145,694
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).
(4)	Not annualized.
23
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Emerging and Frontier Countries Equity Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives.U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual
24

Global Macro Capital Opportunities Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with
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Notes to Financial Statements (Unaudited) — continued

the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
L  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $6,168,981 or 0.96% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $46,701 relating to the Portfolio’s investment in the Liquidity Fund.
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Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $627,806,599 and $378,866,118, respectively, for the six months ended April 30, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,390,200,343
Gross unrealized appreciation	$257,812,701
Gross unrealized depreciation	(47,743,252)
Net unrealized appreciation	$210,069,449
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the six months ended April 30, 2025, the Portfolio entered into equity index futures contracts, equity index options and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $6,509,865. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,853,108 at April 30, 2025.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
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Global Macro Capital Opportunities Portfolio
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Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total
Unaffiliated investments, at value	$6,470,163	$479,264	$6,949,427
Not applicable	280,557*	9,544,021*	9,824,578
Receivable for open forward foreign currency exchange contracts	—	6,286,117	6,286,117
Total Asset Derivatives	$6,750,720	$16,309,402	$23,060,122
Derivatives not subject to master netting or similar agreements	$6,750,720	$9,544,021	$16,294,741
Total Asset Derivatives subject to master netting or similar agreements	$ —	$6,765,381	$6,765,381
Not applicable	$(301,370)*	$(7,689,648)*	$(7,991,018)
Payable for open forward foreign currency exchange contracts	—	(3,178,102)	(3,178,102)
Payable for open swap contracts	(3,331,763)	—	(3,331,763)
Total Liability Derivatives	$(3,633,133)	$(10,867,750)	$(14,500,883)
Derivatives not subject to master netting or similar agreements	$(301,370)	$(7,689,648)	$(7,991,018)
Total Liability Derivatives subject to master netting or similar agreements	$(3,331,763)	$(3,178,102)	$(6,509,865)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$208,212	$ —	$ —	$(140,000)	$68,212
Citibank, N.A.	553,754	(485,110)	(68,644)	—	—
Deutsche Bank AG	102,895	—	—	—	102,895
Goldman Sachs International	508,382	(508,382)	—	—	—
HSBC Bank USA, N.A.	425,291	—	(335,265)	—	90,026
JPMorgan Chase Bank, N.A.	1,212,852	(1,212,852)	—	—	—
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Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$3,598,898	$(753,947)	$(1,687,188)	$(410,000)	$747,763
UBS AG	155,097	(155,097)	—	—	—
	$6,765,381	$(3,115,388)	$(2,091,097)	$(550,000)	$1,008,896

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank, N.A.	$(485,110)	$485,110	$ —	$ —	$ —
Goldman Sachs International	(753,276)	508,382	244,894	—	—
JPMorgan Chase Bank, N.A.	(2,567,680)	1,212,852	1,354,828	—	—
Standard Chartered Bank	(753,947)	753,947	—	—	—
State Street Bank and Trust Company	(78,153)	—	—	—	(78,153)
UBS AG	(1,871,699)	155,097	1,716,602	—	—
	$(6,509,865)	$3,115,388	$3,316,324	$ —	$(78,153)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Total
Net realized gain (loss):
Investment transactions(1)	$2,679,067	$(262,860)	$2,416,207
Futures contracts	(27,426,079)	—	(27,426,079)
Swap contracts	29,231	—	29,231
Forward foreign currency exchange contracts	—	(8,772,095)	(8,772,095)
Total	$(24,717,781)	$(9,034,955)	$(33,752,736)
Change in unrealized appreciation (depreciation):
Investments(1)	$3,616,302	$223,271	$3,839,573
Futures contracts	3,090,214	—	3,090,214
Swap contracts	(3,331,763)	—	(3,331,763)
Forward foreign currency exchange contracts	—	4,705,241	4,705,241
Total	$3,374,753	$4,928,512	$8,303,265
(1)	Relates to purchased options.
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Global Macro Capital Opportunities Portfolio
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Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$130,292,000	$873,472,000	$25,714,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased equity index options contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was 5,093 contracts. The average principal amount of purchased currency options contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was approximately $49,969,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
7  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $226,676 and $238,981, respectively. Collateral received was comprised of cash of $209,970 and U.S. Government and/or agencies securities of $29,011. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.
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Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$209,970	$ —	$ —	$ —	$209,970
The carrying amount of the liability for collateral for securities loaned at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2025.
8  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $160,246,886, which represents 10.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$50,579,542	$496,128,844	$(386,461,500)	$ —	$ —	$160,246,886	$1,398,760	160,246,886
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ —	$ 16,037,665	$ —	$ 16,037,665
Asia	14,191,269	471,314,378	285,201	485,790,848
Developed Europe	—	49,076,860	—	49,076,860
Emerging Europe	—	478,474,471	—	478,474,471
Latin America	136,574,655	—	—	136,574,655
Middle East	—	223,551,517	—	223,551,517
North America	—	13,463,340	—	13,463,340
Total Common Stocks	$150,765,924	$1,251,918,231**	$ 285,201	$1,402,969,356
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Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Loan Participation Notes	$ —	$ —	$4,997,610	$ 4,997,610
Sovereign Government Bonds	—	6,846,877	—	6,846,877
Short-Term Investments:
Affiliated Fund	160,246,886	—	—	160,246,886
Securities Lending Collateral	209,970	—	—	209,970
U.S. Treasury Obligations	—	16,439,854	—	16,439,854
Purchased Currency Options	—	479,264	—	479,264
Purchased Call Options	6,470,163	—	—	6,470,163
Total Investments	$317,692,943	$ 1,275,684,226	$5,282,811	$1,598,659,980
Forward Foreign Currency Exchange Contracts	$ —	$ 15,830,138	$ —	$ 15,830,138
Futures Contracts	—	280,557	—	280,557
Total	$317,692,943	$ 1,291,794,921	$5,282,811	$1,614,770,675
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (10,867,750)	$ —	$ (10,867,750)
Futures Contracts	—	(301,370)	—	(301,370)
Swap Contracts	—	(3,331,763)	—	(3,331,763)
Total	$ —	$ (14,500,883)	$ —	$ (14,500,883)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2025 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.
32

EACOX-NCSR    4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025